UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811- 07725

SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)

1999 Avenue of the Stars Los Angeles, CA		90067-6022
(Address of principal executive offices)		(Zip code)

John T. Genoy Senior Vice President SunAmerica Asset Management, LLC Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2015

Item 1. Schedule of Investments.

SEASONS SERIES TRUST MULTI-MANAGED GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2015 — (unaudited)

Security Description	Shares/ Principal Amount(13)	Value (Note 1)
COMMON STOCKS — 73.1%
Advertising Services — 0.3%
Marchex, Inc., Class B	5,050	$19,645
Nielsen Holdings PLC	2,889	134,627
		154,272
Aerospace/Defense-Equipment — 0.7%
AAR Corp.	4,300	113,047
Moog, Inc., Class A†	600	36,360
United Technologies Corp.	2,684	257,852
		407,259
Agricultural Chemicals — 0.0%
Intrepid Potash, Inc.†	4,175	12,316
Airlines — 0.9%
Alaska Air Group, Inc.	1,300	104,663
Hawaiian Holdings, Inc.†	825	29,147
United Continental Holdings, Inc.†	7,113	407,575
		541,385
Apparel Manufacturers — 0.3%
Carter’s, Inc.	2,405	214,117
Applications Software — 1.1%
NetSuite, Inc.†	2,673	226,189
Progress Software Corp.†	350	8,400
ServiceNow, Inc.†	3,807	329,534
Tableau Software, Inc., Class A†	949	89,415
		653,538
Athletic Equipment — 0.0%
Nautilus, Inc.†	1,475	24,662
Athletic Footwear — 0.7%
NIKE, Inc., Class B	7,372	460,750
Audio/Video Products — 0.0%
VOXX International Corp.†	450	2,367
Auto/Truck Parts & Equipment-Original — 0.6%
American Axle & Manufacturing Holdings, Inc.†	375	7,103
Dana Holding Corp.	1,125	15,525
Delphi Automotive PLC	3,751	321,573
Tower International, Inc.	1,350	38,569
		382,770
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	3,700	77,959
Banks-Commercial — 1.8%
1st Source Corp.	550	16,979
BancFirst Corp.	800	46,896
BancorpSouth, Inc.	2,125	50,979
Banner Corp.	500	22,930
BBCN Bancorp, Inc.	700	12,054
Capital Bank Financial Corp., Class A	2,175	69,556
Cathay General Bancorp	825	25,847
Central Pacific Financial Corp.	3,975	87,529
Chemical Financial Corp.	325	11,138
Citizens & Northern Corp.	225	4,725
City Holding Co.	525	23,961
CoBiz Financial, Inc.	575	7,717
CVB Financial Corp.	3,575	60,489
East West Bancorp, Inc.	49	2,036
First Commonwealth Financial Corp.	4,950	44,896
First Financial Bancorp	75	1,355
First Interstate BancSystem, Inc.	300	8,721
FNB Corp.	1,300	17,342
Fulton Financial Corp.	900	11,709
Great Western Bancorp, Inc.	200	5,804
Guaranty Bancorp	350	5,789
MainSource Financial Group, Inc.	275	6,292
National Penn Bancshares, Inc.	600	7,398
OFG Bancorp	2,300	16,836
PacWest Bancorp	3,473	149,686
Sierra Bancorp	250	4,413
Simmons First National Corp., Class A	350	17,976
Southside Bancshares, Inc.	150	3,603
Southwest Bancorp, Inc.	475	8,303
Suffolk Bancorp	1,100	31,185
TCF Financial Corp.	2,125	30,005
UMB Financial Corp.	325	15,129
Union Bankshares Corp.	2,991	75,493
Webster Financial Corp.	200	7,438
West Bancorporation, Inc.	850	16,788
Westamerica Bancorporation	3,000	140,250
Wilshire Bancorp, Inc.	1,750	20,212
		1,089,459
Banks-Mortgage — 0.1%
Walker & Dunlop, Inc.†	1,525	43,935
Beverages-Non-alcoholic — 0.9%
Coca-Cola Co.	13,703	588,681
Beverages-Wine/Spirits — 0.3%
Brown-Forman Corp., Class B	1,644	163,216
Broadcast Services/Program — 0.1%
Nexstar Broadcasting Group, Inc., Class A	750	44,025
Building & Construction Products-Misc. — 0.1%
Gibraltar Industries, Inc.†	1,675	42,612
Building Products-Cement — 0.5%
Continental Building Products, Inc.†	2,000	34,920
Vulcan Materials Co.	2,605	247,397
		282,317
Cable/Satellite TV — 1.3%
Comcast Corp., Class A	10,832	611,250
Time Warner Cable, Inc.	992	184,105
		795,355
Casino Hotels — 0.0%
Boyd Gaming Corp.†	375	7,451
Cellular Telecom — 0.5%
T-Mobile US, Inc.†	8,358	326,965
Chemicals-Diversified — 0.6%
Innophos Holdings, Inc.	800	23,184
PPG Industries, Inc.	3,371	333,122
		356,306
Chemicals-Fibers — 0.1%
Rayonier Advanced Materials, Inc.	3,800	37,202
Chemicals-Specialty — 0.1%
Minerals Technologies, Inc.	1,075	49,300
Coal — 0.0%
SunCoke Energy, Inc.	1,225	4,251

1

Commercial Services — 0.8%
Aramark	4,983	160,702
CoStar Group, Inc.†	721	149,023
HMS Holdings Corp.†	2,400	29,616
Medifast, Inc.	125	3,797
ServiceMaster Global Holdings, Inc.†	4,373	171,597
		514,735
Commercial Services-Finance — 0.1%
EVERTEC, Inc.	325	5,441
Heartland Payment Systems, Inc.	500	47,410
MoneyGram International, Inc.†	450	2,822
Vantiv, Inc., Class A†	475	22,524
		78,197
Computer Aided Design — 0.5%
ANSYS, Inc.†	1,786	165,205
Aspen Technology, Inc.†	4,425	167,088
		332,293
Computer Services — 1.3%
Amdocs, Ltd.	6,248	340,953
Barracuda Networks, Inc.†	1,325	24,751
Cognizant Technology Solutions Corp., Class A†	3,142	188,583
Convergys Corp.	4,625	115,116
Insight Enterprises, Inc.†	1,025	25,748
Manhattan Associates, Inc.†	325	21,505
Science Applications International Corp.	1,225	56,081
Unisys Corp.†	5,200	57,460
		830,197
Computer Software — 0.1%
AVG Technologies NV†	1,875	37,594
Computers — 2.3%
Apple, Inc.	13,741	1,446,378
Consulting Services — 0.4%
CRA International, Inc.†	200	3,730
Verisk Analytics, Inc.†	2,976	228,795
		232,525
Consumer Products-Misc. — 0.0%
CSS Industries, Inc.	525	14,900
Containers-Metal/Glass — 0.5%
Crown Holdings, Inc.†	6,229	315,810
Containers-Paper/Plastic — 0.2%
Graphic Packaging Holding Co.	8,170	104,821
Cosmetics & Toiletries — 1.1%
Colgate-Palmolive Co.	4,324	288,065
Estee Lauder Cos., Inc., Class A	4,273	376,280
		664,345
Cruise Lines — 0.4%
Norwegian Cruise Line Holdings, Ltd.†	4,504	263,934
Data Processing/Management — 0.2%
CSG Systems International, Inc.	1,725	62,066
Fair Isaac Corp.	775	72,989
		135,055
Diagnostic Equipment — 0.0%
Affymetrix, Inc.†	625	6,306
Diagnostic Kits — 0.2%
Quidel Corp.†	5,250	111,300
Disposable Medical Products — 0.0%
Utah Medical Products, Inc.	200	11,708
Distribution/Wholesale — 0.5%
Essendant, Inc.	3,075	99,968
Fastenal Co.	5,507	224,796
		324,764
Diversified Manufacturing Operations — 0.8%
A.O. Smith Corp.	2,893	221,633
Blount International, Inc.†	450	4,414
Dover Corp.	4,003	245,424
		471,471
Drug Delivery Systems — 0.1%
BioDelivery Sciences International, Inc.†	2,625	12,574
Heron Therapeutics, Inc.†	900	24,030
Revance Therapeutics, Inc.†	275	9,394
		45,998
E-Commerce/Products — 1.4%
Amazon.com, Inc.†	1,291	872,574
E-Commerce/Services — 0.6%
Match Group, Inc.†	1,000	13,550
Priceline Group, Inc.†	301	383,760
		397,310
Educational Software — 0.0%
Instructure, Inc.†	200	4,164
Electric-Distribution — 0.0%
EnerNOC, Inc.†	2,775	10,684
Spark Energy, Inc., Class A	775	16,058
		26,742
Electric-Generation — 0.0%
Atlantic Power Corp.	14,325	28,220
Electric-Integrated — 0.2%
Avista Corp.	250	8,842
El Paso Electric Co.	1,000	38,500
NorthWestern Corp.	275	14,919
PNM Resources, Inc.	750	22,927
Portland General Electric Co.	1,475	53,646
		138,834
Electronic Components-Misc. — 0.7%
Benchmark Electronics, Inc.†	225	4,651
Sanmina Corp.†	1,300	26,754
Stoneridge, Inc.†	3,225	47,730
TE Connectivity, Ltd.	5,089	328,800
Vishay Intertechnology, Inc.	925	11,146
		419,081
Electronic Components-Semiconductors — 1.3%
Avago Technologies, Ltd.	2,154	312,653
Intersil Corp., Class A	2,850	36,366
InvenSense, Inc.†	4,650	47,569
PMC-Sierra, Inc.†	3,125	36,313
Rovi Corp.†	9,050	150,773

2

Texas Instruments, Inc.	3,658	200,495
		784,169
Electronic Connectors — 0.6%
Amphenol Corp., Class A	7,227	377,466
Electronic Design Automation — 0.4%
Cadence Design Systems, Inc.†	9,227	192,014
Mentor Graphics Corp.	2,050	37,761
		229,775
Electronic Forms — 0.7%
Adobe Systems, Inc.†	4,327	406,478
Electronic Measurement Instruments — 0.3%
National Instruments Corp.	5,625	161,381
Electronic Parts Distribution — 0.1%
Tech Data Corp.†	525	34,850
Energy-Alternate Sources — 0.4%
First Solar, Inc.†	725	47,843
Renewable Energy Group, Inc.†	600	5,574
REX American Resources Corp.†	2,525	136,526
Sunrun, Inc.†	3,500	41,195
		231,138
Engineering/R&D Services — 0.3%
Argan, Inc.	1,325	42,930
EMCOR Group, Inc.	2,125	102,085
VSE Corp.	675	41,971
		186,986
Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	3,150	54,495
Enterprise Software/Service — 0.7%
Tyler Technologies, Inc.†	679	118,363
Ultimate Software Group, Inc.†	1,163	227,378
Workday, Inc., Class A†	854	68,047
Xactly Corp†	2,325	19,832
		433,620
Entertainment Software — 0.3%
Take-Two Interactive Software, Inc.†	5,000	174,200
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	100	21,402
Finance-Consumer Loans — 0.4%
Nelnet, Inc., Class A	700	23,499
Synchrony Financial†	6,372	193,773
		217,272
Finance-Credit Card — 2.0%
American Express Co.	2,264	157,461
MasterCard, Inc., Class A	5,295	515,522
Visa, Inc., Class A	7,613	590,388
		1,263,371
Finance-Investment Banker/Broker — 0.6%
Cowen Group, Inc., Class A†	4,225	16,182
E*TRADE Financial Corp.†	6,830	202,441
INTL. FCStone, Inc.†	100	3,346
Investment Technology Group, Inc.	1,800	30,636
KCG Holdings, Inc., Class A†	1,475	18,157
LPL Financial Holdings, Inc.	2,654	113,193
		383,955
Finance-Mortgage Loan/Banker — 0.0%
Arlington Asset Investment Corp., Class A	500	6,615
Finance-Other Services — 0.4%
Intercontinental Exchange, Inc.	699	179,126
MarketAxess Holdings, Inc.	700	78,113
		257,239
Financial Guarantee Insurance — 0.2%
MGIC Investment Corp.†	14,725	130,022
NMI Holdings, Inc., Class A†	2,100	14,217
		144,239
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	200	5,796
Food-Confectionery — 0.6%
Hershey Co.	4,396	392,431
Food-Dairy Products — 0.1%
Dean Foods Co.	2,525	43,304
Food-Misc./Diversified — 0.1%
B&G Foods, Inc.	725	25,390
Pinnacle Foods, Inc.	1,175	49,890
		75,280
Food-Retail — 0.8%
Ingles Markets, Inc., Class A	875	38,570
Kroger Co.	10,923	456,909
Smart & Final Stores, Inc.†	275	5,008
		500,487
Food-Wholesale/Distribution — 0.4%
Sysco Corp.	6,213	254,733
Gambling (Non-Hotel) — 0.1%
Isle of Capri Casinos, Inc.†	6,000	83,580
Gas-Distribution — 0.3%
AGL Resources, Inc.	450	28,715
Laclede Group, Inc.	600	35,646
New Jersey Resources Corp.	950	31,312
Piedmont Natural Gas Co., Inc.	575	32,786
Southwest Gas Corp.	500	27,580
		156,039
Home Furnishings — 0.1%
Leggett & Platt, Inc.	825	34,667
Hotels/Motels — 0.3%
Hilton Worldwide Holdings, Inc.	7,662	163,967
Housewares — 0.0%
NACCO Industries, Inc., Class A	600	25,320
Human Resources — 0.3%
Barrett Business Services, Inc.	1,850	80,549
Cross Country Healthcare, Inc.†	5,400	88,506
		169,055
Independent Power Producers — 0.1%
Ormat Technologies, Inc.	1,275	46,499

3

Industrial Automated/Robotic — 0.0%
Hurco Cos., Inc.	525	13,944
Industrial Gases — 0.7%
Air Products & Chemicals, Inc.	3,148	409,586
Instruments-Controls — 1.3%
Honeywell International, Inc.	3,948	408,895
Sensata Technologies Holding NV†	8,039	370,276
Watts Water Technologies, Inc., Class A	100	4,967
		784,138
Insurance-Life/Health — 0.2%
American Equity Investment Life Holding Co.	2,075	49,862
CNO Financial Group, Inc.	3,900	74,451
Primerica, Inc.	500	23,615
		147,928
Insurance-Multi-line — 0.1%
Kemper Corp.	1,025	38,181
Insurance-Property/Casualty — 0.2%
Ambac Financial Group, Inc.†	150	2,114
First American Financial Corp.	275	9,873
Global Indemnity PLC†	200	5,804
Navigators Group, Inc.†	450	38,605
ProAssurance Corp.	725	35,184
Stewart Information Services Corp.	125	4,666
		96,246
Insurance-Reinsurance — 0.0%
Aspen Insurance Holdings, Ltd.	250	12,075
Internet Application Software — 0.1%
Bazaarvoice, Inc.†	16,425	71,942
Internet Content-Entertainment — 1.5%
Facebook, Inc., Class A†	8,906	932,102
Internet Content-Information/News — 0.3%
LinkedIn Corp., Class A†	648	145,852
WebMD Health Corp.†	1,325	63,997
		209,849
Internet Incubators — 0.0%
ModusLink Global Solutions, Inc.†	5,311	13,171
Internet Security — 0.1%
Mimecast, Ltd.†	1,100	10,560
Rapid7, Inc.†	675	10,213
VASCO Data Security International, Inc.†	1,325	22,167
Zix Corp.†	2,050	10,414
		53,354
Investment Management/Advisor Services — 0.3%
BlackRock, Inc.	528	179,795
Federated Investors, Inc., Class B	300	8,595
		188,390
Lasers-System/Components — 0.0%
Coherent, Inc.†	200	13,022
Machinery-Construction & Mining — 0.0%
Hyster-Yale Materials Handling, Inc.	225	11,801
Machinery-General Industrial — 0.6%
Applied Industrial Technologies, Inc.	725	29,355
DXP Enterprises, Inc.†	1,269	28,933
Kadant, Inc.	1,175	47,717
Roper Technologies, Inc.	1,303	247,297
		353,302
Medical Information Systems — 0.4%
athenahealth, Inc.†	1,630	262,381
Medical Instruments — 0.6%
Boston Scientific Corp.†	13,555	249,954
CONMED Corp.	250	11,013
LivaNova PLC†	775	46,012
NuVasive, Inc.†	550	29,760
SurModics, Inc.†	2,850	57,769
		394,508
Medical Labs & Testing Services — 0.0%
Teladoc, Inc.†	425	7,633
Medical Products — 0.4%
Baxter International, Inc.	1,482	56,538
Orthofix International NV†	2,750	107,828
Penumbra, Inc.†	100	5,381
Wright Medical Group NV†	2,635	63,714
		233,461
Medical-Biomedical/Gene — 4.4%
Aduro Biotech, Inc.†	175	4,925
Aegerion Pharmaceuticals, Inc.†	1,275	12,878
Alder Biopharmaceuticals, Inc.†	5,316	175,587
Amgen, Inc.	4,542	737,303
Applied Genetic Technologies Corp.†	100	2,040
Ardelyx, Inc.†	300	5,436
Atara Biotherapeutics, Inc.†	575	15,186
Avalanche Biotechnologies, Inc.†	450	4,284
Bellicum Pharmaceuticals, Inc.†	875	17,736
Biogen, Inc.†	1,578	483,420
Blueprint Medicines Corp.†	425	11,195
Celgene Corp.†	5,428	650,057
ChemoCentryx, Inc.†	775	6,278
Coherus Biosciences, Inc.†	775	17,794
Dimension Therapeutics, Inc.†	200	2,256
Edge Therapeutics, Inc.†	1,100	13,750
Infinity Pharmaceuticals, Inc.†	1,950	15,307
Karyopharm Therapeutics, Inc.†	1,000	13,250
Kite Pharma, Inc.†	100	6,162
MacroGenics, Inc.†	675	20,905
Merrimack Pharmaceuticals, Inc.†	1,425	11,258
Nivalis Therapeutics, Inc.†	1,425	11,030
Prothena Corp. PLC†	775	52,785
PTC Therapeutics, Inc.†	1,100	35,640
Regeneron Pharmaceuticals, Inc.†	650	352,865
Sage Therapeutics, Inc.†	600	34,980
Spark Therapeutics, Inc.†	350	15,858
Tokai Pharmaceuticals, Inc.†	900	7,848
Trius Therapeutics, Inc. CVR†(1)(3)	3,700	0
Ultragenyx Pharmaceutical, Inc.†	125	14,022
Versartis, Inc.†	600	7,434
		2,759,469

4

Medical-Drugs — 4.3%
AbbVie, Inc.	8,450	500,578
ACADIA Pharmaceuticals, Inc.†	1,250	44,562
Adamas Pharmaceuticals, Inc.†	475	13,452
Amicus Therapeutics, Inc.†	3,075	29,828
Anacor Pharmaceuticals, Inc.†	475	53,661
Bristol-Myers Squibb Co.	7,905	543,785
Chiasma, Inc.†	575	11,253
Chimerix, Inc.†	400	3,580
Dicerna Pharmaceuticals, Inc.†	225	2,671
Eli Lilly & Co.	6,058	510,447
Endo International PLC†	5,202	318,466
FibroGen, Inc.†	900	27,423
Global Blood Therapeutics, Inc.†	900	29,097
Immune Design Corp.†	700	14,056
Ironwood Pharmaceuticals, Inc.†	13,048	151,226
Mallinckrodt PLC†	3,301	246,354
Ophthotech Corp.†	400	31,412
Orexigen Therapeutics, Inc.†	5,025	8,643
Pacira Pharmaceuticals, Inc.†	550	42,234
Prestige Brands Holdings, Inc.†	950	48,906
Relypsa, Inc.†	625	17,713
Synergy Pharmaceuticals, Inc.†	6,875	38,981
		2,688,328
Medical-Generic Drugs — 0.0%
Amphastar Pharmaceuticals, Inc.†	900	12,807
Medical-HMO — 0.2%
Centene Corp.†	1,375	90,488
Molina Healthcare, Inc.†	975	58,627
		149,115
Medical-Hospitals — 0.4%
Adeptus Health, Inc., Class A†	275	14,993
Universal Health Services, Inc., Class B	2,027	242,206
		257,199
Medical-Outpatient/Home Medical — 0.1%
Addus HomeCare Corp.†	1,975	45,978
Amsurg Corp.†	350	26,600
		72,578
Metal Processors & Fabrication — 0.3%
Rexnord Corp.†	10,504	190,332
MRI/Medical Diagnostic Imaging — 0.2%
Alliance HealthCare Services, Inc.†	2,300	21,114
Surgical Care Affiliates, Inc.†	2,875	114,454
		135,568
Multimedia — 0.9%
Walt Disney Co.	5,353	562,493
Networking Products — 0.2%
NETGEAR, Inc.†	425	17,812
Polycom, Inc.†	8,150	102,608
		120,420
Office Supplies & Forms — 0.1%
ACCO Brands Corp.†	12,375	88,234
Oil & Gas Drilling — 0.0%
Parker Drilling Co.†	3,050	5,551
Oil Companies-Exploration & Production — 0.3%
Anadarko Petroleum Corp.	1,513	73,501
Bill Barrett Corp.†	9,475	37,237
Penn Virginia Corp.†	2,725	819
Rex Energy Corp.†	3,800	3,990
Stone Energy Corp.†	6,675	28,636
Unit Corp.†	1,175	14,335
		158,518
Oil Field Machinery & Equipment — 0.0%
Exterran Corp.†	150	2,408
Oil Refining & Marketing — 0.1%
Adams Resources & Energy, Inc.	175	6,720
Alon USA Energy, Inc.	825	12,243
Phillips 66	636	52,025
Western Refining, Inc.	375	13,357
		84,345
Oil-Field Services — 0.3%
Archrock, Inc.	625	4,700
Baker Hughes, Inc.	1,966	90,731
Basic Energy Services, Inc.†	1,325	3,551
Gulfmark Offshore, Inc., Class A	3,775	17,629
Key Energy Services, Inc.†	8,800	4,242
Pioneer Energy Services Corp.†	2,575	5,588
SEACOR Holdings, Inc.†	1,050	55,188
		181,629
Paper & Related Products — 0.0%
Domtar Corp.	400	14,780
Pharmacy Services — 1.1%
Diplomat Pharmacy, Inc.†	5,153	176,336
Express Scripts Holding Co.†	5,523	482,765
		659,101
Poultry — 0.1%
Pilgrim’s Pride Corp.	1,625	35,896
Sanderson Farms, Inc.	425	32,946
		68,842
Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	1,925	54,343
Printing-Commercial — 0.2%
Deluxe Corp.	1,025	55,903
Ennis, Inc.	2,300	44,275
		100,178
Private Equity — 0.0%
Gramercy Property Trust	1,225	9,457
Protection/Safety — 0.0%
Landauer, Inc.	700	23,044
Publishing-Books — 0.1%
Houghton Mifflin Harcourt Co.†	2,275	49,550
Racetracks — 0.0%
Speedway Motorsports, Inc.	850	17,612
Real Estate Investment Trusts — 2.6%
American Assets Trust, Inc.	925	35,474

5

American Tower Corp.	5,426	526,051
Armada Hoffler Properties, Inc.	125	1,310
Ashford Hospitality Prime, Inc.	116	1,682
Ashford Hospitality Trust, Inc.	400	2,524
BioMed Realty Trust, Inc.	500	11,845
Capstead Mtg. Corp.	7,275	63,583
CBL & Associates Properties, Inc.	1,000	12,370
CoreSite Realty Corp.	2,775	157,398
Cousins Properties, Inc.	250	2,358
CYS Investments, Inc.	14,000	99,820
DCT Industrial Trust, Inc.	475	17,751
DiamondRock Hospitality Co.	975	9,409
EastGroup Properties, Inc.	550	30,585
EPR Properties	600	35,070
Equity LifeStyle Properties, Inc.	350	23,334
FelCor Lodging Trust, Inc.	950	6,935
First Industrial Realty Trust, Inc.	500	11,065
Franklin Street Properties Corp.	850	8,797
Gladstone Commercial Corp.	200	2,918
Government Properties Income Trust	925	14,680
Hersha Hospitality Trust	1,725	37,536
Hospitality Properties Trust	1,000	26,150
LTC Properties, Inc.	1,575	67,945
Mack-Cali Realty Corp.	875	20,431
Monogram Residential Trust, Inc.	875	8,540
National Retail Properties, Inc.	375	15,019
Pennsylvania Real Estate Investment Trust	975	21,323
Post Properties, Inc.	525	31,059
Potlatch Corp.	1,800	54,432
PS Business Parks, Inc.	175	15,300
RAIT Financial Trust	475	1,283
Ramco-Gershenson Properties Trust	1,800	29,898
RLJ Lodging Trust	400	8,652
Saul Centers, Inc.	475	24,353
Silver Bay Realty Trust Corp.	225	3,524
Simon Property Group, Inc.	895	174,024
Summit Hotel Properties, Inc.	325	3,884
Taubman Centers, Inc.	325	24,934
		1,643,246
Real Estate Management/Services — 0.3%
Jones Lang LaSalle, Inc.	1,094	174,887
Real Estate Operations & Development — 0.2%
Alexander & Baldwin, Inc.	1,275	45,020
Forestar Group, Inc.†	6,350	69,469
St. Joe Co.†	200	3,702
		118,191
Recreational Vehicles — 0.4%
Polaris Industries, Inc.	3,042	261,460
Research & Development — 0.1%
Arrowhead Research Corp.†	3,625	22,294
PAREXEL International Corp.†	650	44,278
		66,572
Respiratory Products — 0.1%
Inogen, Inc.†	2,000	80,180
Retail-Apparel/Shoe — 0.3%
Abercrombie & Fitch Co., Class A	2,075	56,025
Children’s Place, Inc.	2,575	142,140
Guess?, Inc.	725	13,688
		211,853
Retail-Auto Parts — 0.3%
AutoZone, Inc.†	227	168,414
Retail-Building Products — 1.2%
Lowe’s Cos., Inc.	9,889	751,960
Retail-Discount — 0.7%
Big Lots, Inc.	1,325	51,065
Dollar Tree, Inc.†	4,854	374,826
		425,891
Retail-Gardening Products — 0.3%
Tractor Supply Co.	2,530	216,315
Retail-Hair Salons — 0.2%
Regis Corp.†	7,300	103,295
Retail-Home Furnishings — 0.0%
Kirkland’s, Inc.	525	7,613
Retail-Jewelry — 0.0%
Movado Group, Inc.	925	23,782
Retail-Pawn Shops — 0.0%
Cash America International, Inc.	525	15,724
Retail-Regional Department Stores — 0.1%
Dillard’s, Inc., Class A	1,025	67,353
Retail-Restaurants — 2.0%
Bloomin’ Brands, Inc.	850	14,357
Bob Evans Farms, Inc.	700	27,195
Bravo Brio Restaurant Group, Inc.†	1,600	14,400
Chipotle Mexican Grill, Inc.†	382	183,303
DineEquity, Inc.	100	8,467
Dunkin’ Brands Group, Inc.	4,585	195,275
Jack in the Box, Inc.	1,250	95,887
Ruby Tuesday, Inc.†	2,700	14,877
Sonic Corp.	3,700	119,547
Starbucks Corp.	9,064	544,112
		1,217,420
Retail-Video Rentals — 0.2%
Outerwall, Inc.	2,525	92,263
Retail-Vitamins & Nutrition Supplements — 0.0%
Flex Pharma, Inc.†	1,525	18,986
Rubber-Tires — 0.3%
Cooper Tire & Rubber Co.	4,100	155,185
Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	300	3,996
Satellite Telecom — 0.1%
DigitalGlobe, Inc.†	3,861	60,463
Savings & Loans/Thrifts — 0.5%
Astoria Financial Corp.	250	3,963
BankFinancial Corp.	175	2,210
Beneficial Bancorp, Inc.†	867	11,548
Capitol Federal Financial, Inc.	200	2,512
Charter Financial Corp.	850	11,229
Flushing Financial Corp.	700	15,148
Investors Bancorp, Inc.	2,325	28,923

6

Meridian Bancorp, Inc.	5,900	83,190
Northfield Bancorp, Inc.	6,875	109,450
OceanFirst Financial Corp.	650	13,020
Oritani Financial Corp.	1,525	25,162
		306,355
Schools — 0.2%
K12, Inc.†	925	8,140
Strayer Education, Inc.†	1,950	117,234
		125,374
Semiconductor Components-Integrated Circuits — 0.3%
Atmel Corp.	15,632	134,592
Integrated Device Technology, Inc.†	2,900	76,415
		211,007
Semiconductor Equipment — 0.2%
Cohu, Inc.	5,600	67,592
Tessera Technologies, Inc.	550	16,505
Xcerra Corp.†	2,175	13,159
		97,256
Steel-Producers — 0.1%
Worthington Industries, Inc.	1,675	50,485
Telecom Equipment-Fiber Optics — 0.0%
Harmonic, Inc.†	5,700	23,199
Telecom Services — 0.2%
EarthLink Holdings Corp.	6,950	51,638
Ooma, Inc.†	3,150	20,003
Vonage Holdings Corp.†	825	4,736
West Corp.	1,950	42,061
		118,438
Telecommunication Equipment — 0.3%
CommScope Holding Co., Inc.†	5,695	147,444
Plantronics, Inc.	1,100	52,162
		199,606
Telephone-Integrated — 0.1%
Cincinnati Bell, Inc.†	17,425	62,730
Windstream Holdings, Inc.	2,625	16,905
		79,635
Television — 0.1%
ION Media Networks, Inc.†(1)(3)(10)	2	2,010
Sinclair Broadcast Group, Inc., Class A	2,725	88,671
		90,681
Therapeutics — 0.2%
aTyr Pharma, Inc.†	1,925	18,923
Axsome Therapeutics, Inc.†	700	6,391
Cara Therapeutics, Inc.†	375	6,322
Flexion Therapeutics, Inc.†	1,025	19,752
Mirati Therapeutics, Inc.†	700	22,120
Neurocrine Biosciences, Inc.†	875	49,499
Seres Therapeutics, Inc.†	450	15,790
Xencor, Inc.†	700	10,234
Zafgen, Inc.†	150	944
		149,975
Tobacco — 0.6%
Altria Group, Inc.	6,107	355,488
Universal Corp.	500	28,040
		383,528
Toys — 0.3%
Mattel, Inc.	6,680	181,496
Transactional Software — 0.1%
ACI Worldwide, Inc.†	1,800	38,520
Transport-Air Freight — 0.1%
Atlas Air Worldwide Holdings, Inc.†	725	29,972
Transport-Rail — 0.5%
Union Pacific Corp.	4,264	333,445
Transport-Services — 0.2%
Matson, Inc.	2,600	110,838
Transport-Truck — 0.1%
ArcBest Corp.	1,125	24,064
P.A.M. Transportation Services, Inc.†	230	6,346
Swift Transportation Co.†	1,175	16,238
USA Truck, Inc.†	2,075	36,209
		82,857
Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.†	175	9,383
USANA Health Sciences, Inc.†	525	67,069
		76,452
Water — 0.1%
American States Water Co.	2,125	89,144
Web Hosting/Design — 0.0%
Web.com Group, Inc.†	825	16,508
Web Portals/ISP — 3.0%
Alphabet, Inc., Class C†	2,422	1,838,007
Blucora, Inc.†	2,175	21,315
		1,859,322
Wireless Equipment — 0.7%
InterDigital, Inc.	2,950	144,668
Motorola Solutions, Inc.	3,606	246,831
Ubiquiti Networks, Inc.†	1,950	61,795
		453,294
Total Common Stocks (cost $39,402,832)		45,616,886
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.5%
Diversified Banking Institutions — 0.4%
Societe Generale SA FRS 8.25% due 11/29/2018(2)	270,000	286,200
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 11/30/2056†(3)	6,000	1
Insurance-Multi-line — 0.0%
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068	10,000	10,937

7

Insurance-Property/Casualty — 0.1%
ACE Capital Trust II 9.70% due 04/01/2030	35,000	50,575
Total Preferred Securities/Capital Securities (cost $345,983)		347,713
ASSET BACKED SECURITIES — 7.7%
Diversified Financial Services — 7.7%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.59% due 01/25/2037(4)	22,834	22,225
American Credit Acceptance Receivables Trust Series 2013-1, Class A 1.45% due 04/16/2018*	29	29
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	5,000	4,986
Apidos CLO XXI FRS Series 2015-21A, Class A1 1.71% due 07/18/2027*(5)	255,000	251,609
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 2.00% due 10/25/2034	3,169	2,962
Avery Point VI CLO, Ltd. FRS Series 2015-6A, Class A 1.78% due 08/05/2027*(5)	265,000	261,926
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.74% due 02/10/2051(6)	27,484	28,595
Banc of America Commercial Mtg. Trust VRS Series 2006-2, Class A4 5.83% due 05/10/2045(6)	5,358	5,365
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(6)	100,000	99,481
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.65% due 02/25/2036(4)	46,547	41,638
Bear Stearns Commercial Mtg. Securities Trust Series 2006-PW14, Class A4 5.20% due 12/11/2038(6)	47,502	48,419
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(6)	24,255	25,297
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	3,417	3,365
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	3,120	3,120
Cent CLO, Ltd. FRS Series 2014-22A, Class A1 1.82% due 11/07/2026*(5)	250,000	247,825
Citigroup Commercial Mtg. Trust Series 2014-GC21, Class A5 3.86% due 05/10/2047(6)	20,000	20,755
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(6)	20,000	20,986
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A4 4.13% due 11/10/2046(6)	35,000	37,061
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.14% due 12/10/2049(6)	8,555	8,995
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.63% due 03/25/2036(4)	32,925	31,406
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(6)	35,716	36,318
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(6)	29,606	30,701
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(6)	35,000	34,319
Commercial Mtg. Trust
Series 2014-CR21, Class A3
3.53% due 12/10/2047(6)	45,267	45,629
Commercial Mtg. Trust
Series 2015-CR26, Class A4
3.63% due 10/10/2048(6)	47,000	47,392
Commercial Mtg. Trust Series 2014-UBS4, Class A5 3.69% due 08/10/2047(6)	46,000	46,734
Commerical Mtg. Trust Series 2014-UBS5, Class A4 3.84% due 09/10/2047(6)	43,000	44,308
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(6)	45,000	46,669
Commercial Mtg. Trust VRS Series 2013-CR9, Class A4 4.23% due 07/10/2045(6)	15,000	16,119
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(6)	100,000	106,470
Commercial Mtg. Trust Series 2007-GG9, Class A4 5.44% due 03/10/2039(6)	25,319	25,883
Commercial Mtg. Trust VRS Series 2006-C7, Class A4 5.77% due 06/10/2046(6)	30,239	30,488
Commercial Mtg. Trust VRS Series 2008-LS1, Class A4B 6.04% due 12/10/2049(6)	27,159	27,998

8

Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(4)	6,854	6,900
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(4)	15,152	14,142
Countrywide Home Loan Mtg. Pass Through Trust Series 2006-14, Class A3 6.25% due 09/25/2036(4)	955	905
Credit Suisse First Boston Mtg. Securities Corp. Series 2005-C3, Class AJ 4.77% due 07/15/2037(6)	198	198
Credit Suisse Mtg. Capital Certs., Series 2006-C4, Class A3 5.47% due 09/15/2039(6)	11,827	11,952
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.90% due 06/15/2057(6)(7)	336,856	19,291
CSAIL Commercial Mtg. Trust Series 2015-C3, Class A4 3.72% due 08/15/2048(6)	44,000	44,575
Domino’s Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	15,281	15,719
Drive Auto Receivables Trust Series 2015-BA, Class B 2.12% due 06/17/2019*	30,000	29,933
First Horizon Alternative Mtg. Securities Trust FRS Series 2005-AA3, Class 3A1 2.38% due 05/25/2035(4)	52,133	50,096
First Investors Auto Owner Trust Series 2014-3A, Class A3 1.67% due 11/16/2020*	35,000	34,782
First Investors Auto Owner Trust Series 2014-3A, Class B 2.39% due 11/16/2020*	50,000	49,770
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class B 1.40% due 02/15/2019	15,000	14,983
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	7,000	6,968
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(6)	46,000	46,882
GS Mtg. Securities Trust Series 2014-GC22, Class A5 3.86% due 06/10/2047(6)	30,000	31,099
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(6)	40,000	41,813
GS Mtg. Securities Trust Series 2014-GC18, Class A4 4.07% due 01/10/2047(6)	20,000	21,057
GSAA Home Equity Trust FRS Series 2007-4, Class A1 0.52% due 03/25/2037	71,840	37,323
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.75% due 04/25/2035(4)	14,866	14,136
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.83% due 03/25/2047(4)	10,222	8,804
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.87% due 01/25/2036(4)	22,085	20,498
GTP Acquisition Partners I LLC Series 2015-2, CLASS A 3.48% due 06/15/2050*	45,000	44,303
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.96% due 05/25/2035(4)	23,048	21,227
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(6)	25,250	26,837
JP Morgan Chase Commercial Mtg. Securities Trust Series 2006-LDP9, Class A3 5.34% due 05/15/2047(6)	47,630	48,511
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.69% due 02/12/2049(6)	24,077	24,833
JP Morgan Chase Commercial Mtg. Securities Trust Series 2008-C2, Class A4 6.07% due 02/12/2051(6)	23,531	24,884
JPMBB Commercial Mtg. Securities Trust VRS Series 2015-C33, Class A4 3.77% due 12/15/2048(6)	46,000	46,915
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(6)	40,000	40,952
JPMBB Commercial Mtg. Securities Trust Series 2014-C19, Class A4 4.00% due 04/15/2047(6)	60,000	62,678
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class A4 5.82% due 06/15/2038(6)	24,769	24,986

9

LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(6)	23,475	24,152
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.09% due 04/15/2041(6)	31,197	32,857
Madison Park Funding XI, Ltd. FRS Series 2013-11A, Class A1A 1.60% due 10/23/2025*(5)	250,000	246,700
Magnetite IX, Ltd. FRS Series 2014-9A, Class A1 1.74% due 07/25/2026*(5)	270,000	266,976
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.72% due 12/25/2034(4)	12,789	12,620
Merrill Lynch Mtg. Trust VRS Series 2006-C1, Class A4 5.67% due 05/12/2039(6)	14,821	14,836
ML-CFC Commercial Mtg. Trust Series 2007-5, Class A4 5.38% due 08/12/2048(6)	22,022	22,543
ML-CFC Commercial Mtg. Trust Series 2007-9, Class A4 5.70% due 09/12/2049(6)	24,303	25,280
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.16% due 12/15/2047(6)(7)	99,393	6,434
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class A5 3.74% due 08/15/2047(6)	35,000	36,027
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(6)	35,000	36,931
Morgan Stanley Capital I Trust Series 2006-IQ12, Class A4 5.33% due 12/15/2043(6)	34,889	35,508
Morgan Stanley Capital I Trust VRS Series 2007-T25, Class A3 5.51% due 11/12/2049(6)	39,875	40,719
Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class A4 5.69% due 04/15/2049(6)	50,000	51,281
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(6)	21,250	22,198
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(4)	14,780	13,297
MortgageIT Trust FRS Series 2005-4, Class A1 0.70% due 10/25/2035(4)	63,402	57,889
Nomura Asset Acceptance Corp Alternative Loan Trust FRS Series 2006-AF1, Class 3A1 3.71% due 06/25/2036(4)	42,917	32,077
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(4)	9,603	9,420
NRZ Advance Receivables Trust Series 2015-T2, Class AT2 3.30% due 08/17/2048*	125,000	124,110
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.52% due 02/25/2037	11,283	6,685
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(8)	62,648	34,321
RFMSI Series Trust FRS Series 2005-SA3, Class 1A 2.87% due 08/25/2035(4)	40,439	30,558
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(4)	1,700	1,688
Santander Drive Auto Receivables Trust Series 2014-B, Class 4 1.82% due 05/15/2019	10,000	10,009
Santander Drive Auto Receivables Trust Series 2014-1, Class C 2.36% due 04/15/2020	25,000	25,039
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.55% due 05/25/2037	31,718	21,390
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.54% due 02/20/2047(4)	38,306	33,077
Shackleton 2015-VIII CLO, Ltd. FRS Series 2015-8A, Class A1 1.84% due 10/20/2027*(5)	270,000	267,111
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.67% due 11/25/2036	50,000	34,402
Treman Park CLO, Ltd. FRS Series 2015-1A, Class A 1.82% due 04/20/2027*(5)	275,000	272,993
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(6)	20,000	20,073
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR15, Class 2A 2.15% due 11/25/2046(4)	39,202	35,073
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(6)	30,000	31,008
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.64% due 03/25/2035(4)	29,479	29,937
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.72% due 10/25/2036(4)	19,782	18,361

10

Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.75% due 11/25/2034(4)	1,840	1,846
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.85% due 01/25/2035(4)	41,672	41,787
Westlake Automobile Receivables Trust Series 2014-B, Class 2A 1.58% due 04/15/2020*	35,000	34,933
WF-RBS Commercial Mtg. Trust Series 2014-C21, Class A5 3.68% due 08/15/2047(6)	20,000	20,459
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(6)	35,000	36,681
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(6)	35,000	36,834
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(6)	36,000	38,029
WF-RBS Commercial Mtg. Trust VRS Series 2013-C15, Class A4 4.15% due 08/15/2046(6)	15,000	15,924
Total Asset Backed Securities (cost $4,833,725)		4,803,098
U.S. CORPORATE BONDS & NOTES — 7.1%
Aerospace/Defense — 0.0%
Lockheed Martin Corp. Senior Notes 2.50% due 11/23/2020	10,000	9,941
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	5,000	5,122
		15,063
Agricultural Chemicals — 0.1%
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	25,000	21,257
CF Industries, Inc. Company Guar. Notes 5.15% due 03/15/2034	30,000	26,391
		47,648
Apparel Manufacturers — 0.0%
William Carter Co. Company Guar. Notes 5.25% due 08/15/2021	15,000	15,413
Applications Software — 0.1%
Microsoft Corp. Senior Notes 2.00% due 11/03/2020	30,000	30,008
Microsoft Corp. Senior Notes 2.65% due 11/03/2022	30,000	29,970
		59,978
Auto-Cars/Light Trucks — 0.3%
Ford Motor Co. Senior Notes 7.45% due 07/16/2031	45,000	55,531
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	6,000	5,958
General Motors Financial Co., Inc. Company Guar. Notes 2.40% due 04/10/2018	25,000	24,877
General Motors Financial Co., Inc. Company Guar. Notes 3.50% due 07/10/2019	30,000	30,100
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017	40,000	41,458
		157,924
Banks-Commercial — 0.1%
Bank of Nova Scotia Sub. Notes 4.50% due 12/16/2025	45,000	44,792
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	20,000	20,900
		65,692
Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 2.60% due 08/17/2020	35,000	35,138
Banks-Super Regional — 0.4%
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	25,000	24,684
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	65,000	66,975
PNC Funding Corp. Company Guar. Notes 5.63% due 02/01/2017	25,000	25,991
SunTrust Banks, Inc. Senior Notes 3.50% due 01/20/2017	30,000	30,518
Wells Fargo & Co. Senior Notes 2.13% due 04/22/2019	25,000	25,030
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	45,000	45,401
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	30,000	33,327
		251,926

11

Batteries/Battery Systems — 0.0%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	10,000	9,950
Brewery — 0.1%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.15% due 02/01/2019	5,000	4,971
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	10,000	9,621
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	15,000	12,888
		27,480
Broadcast Services/Program — 0.0%
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	20,000	19,900
Building & Construction Products-Misc. — 0.0%
Building Materials Corp. of America Senior Notes 5.38% due 11/15/2024*	5,000	4,988
Building Materials Corp. of America Senior Notes 6.00% due 10/15/2025*	15,000	15,300
		20,288
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 5.95% due 03/15/2022	9,000	9,720
Building-Heavy Construction — 0.0%
SBA Tower Trust Mtg. Notes 3.60% due 04/15/2043*	25,000	24,910
Building-Residential/Commercial — 0.1%
CalAtlantic Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	15,000	15,075
Lennar Corp. Company Guar. Notes 4.50% due 06/15/2019	20,000	20,337
Meritage Homes Corp. Company Guar. Notes 6.00% due 06/01/2025	5,000	4,988
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,237
		45,637
Cable/Satellite TV — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	11,000	11,110
CCO Safari II LLC Senior Sec. Notes 3.58% due 07/23/2020*	15,000	14,910
CCO Safari II LLC Senior Sec. Notes 4.46% due 07/23/2022*	40,000	39,860
CCO Safari II LLC Senior Sec. Notes 4.91% due 07/23/2025*	25,000	24,976
CCO Safari II LLC Senior Sec. Notes 6.48% due 10/23/2045*	45,000	45,074
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	15,000	14,739
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	15,000	15,581
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*	5,000	4,543
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	30,000	27,485
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 1.75% due 01/15/2018	25,000	24,901
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.80% due 03/15/2022	10,000	10,063
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	4,000	3,470
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	15,000	13,350
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	6,000	6,045
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	15,000	11,772
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	10,000	9,477
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/2018	15,000	16,366
Time Warner Cable, Inc. Company Guar. Notes 8.75% due 02/14/2019	5,000	5,800
		299,522

12

Casino Hotels — 0.0%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. Senior Notes 5.38% due 03/15/2022	10,000	9,502
Cellular Telecom — 0.1%
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*	5,000	5,263
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	10,000	7,212
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	9,000	9,180
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 11/15/2020	15,000	15,592
		37,247
Coal — 0.0%
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	17,000	2,338
Commercial Services-Finance — 0.0%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022	10,000	9,650
Computer Services — 0.0%
Hewlett Packard Enterprise Co. Company Guar. Notes 2.45% due 10/05/2017*	25,000	24,979
Computers — 0.0%
Apple, Inc. Senior Notes 3.45% due 02/09/2045	15,000	12,914
Data Processing/Management — 0.0%
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	10,000	10,050
Diagnostic Equipment — 0.0%
Danaher Corp. Senior Notes 2.40% due 09/15/2020	10,000	10,000
Danaher Corp. Senior Notes 3.35% due 09/15/2025	5,000	5,076
		15,076
Diversified Banking Institutions — 1.6%
Bank of America Corp. Senior Notes 1.95% due 05/12/2018	25,000	24,859
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	10,000	9,789
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	10,000	10,437
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	15,000	16,130
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	25,000	26,605
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	100,000	113,470
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	15,000	15,150
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	60,000	59,603
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	25,000	25,370
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	70,000	75,985
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	30,000	29,772
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	40,000	39,974
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	20,000	19,428
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	37,000	40,646
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	9,000	10,543
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	15,000	17,892
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	25,000	28,261
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	28,000	32,730
JPMorgan Chase & Co. Senior Notes 2.55% due 10/29/2020	20,000	19,832
JPMorgan Chase & Co. Senior Notes 2.60% due 01/15/2016	20,000	20,009
JPMorgan Chase & Co. Senior Notes 2.75% due 06/23/2020	20,000	20,089
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	34,000	34,196

13

JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	70,000	69,833
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	10,000	10,642
JPMorgan Chase & Co. Sub. Notes 5.63% due 08/16/2043	35,000	38,087
Morgan Stanley Senior Notes 1.88% due 01/05/2018	50,000	49,951
Morgan Stanley Senior Notes 2.65% due 01/27/2020	50,000	49,864
Morgan Stanley Senior Notes 3.70% due 10/23/2024	20,000	20,096
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	20,000	19,412
Morgan Stanley Senior Notes 4.30% due 01/27/2045	30,000	28,623
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	15,000	15,049
Morgan Stanley Senior Notes 4.75% due 03/22/2017	22,000	22,788
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	5,000	5,306
		1,020,421
Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 2.70% due 10/09/2022	8,000	7,966
Electric-Integrated — 0.1%
AES Corp. Senior Notes 4.88% due 05/15/2023	4,000	3,500
AES Corp. Senior Notes 5.50% due 03/15/2024	15,000	13,387
AES Corp. Senior Notes 8.00% due 06/01/2020	10,000	11,000
Exelon Corp. Senior Notes 2.85% due 06/15/2020	20,000	19,891
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	15,000	18,469
		66,247
Entertainment Software — 0.1%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	25,000	26,187
Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 8.45% due 06/15/2018	25,000	26,313
Synchrony Financial Senior Notes 2.60% due 01/15/2019	20,000	19,928
		46,241
Finance-Credit Card — 0.1%
Visa, Inc. Senior Notes 1.20% due 12/14/2017	25,000	24,972
Visa, Inc. Senior Notes 2.80% due 12/14/2022	30,000	30,124
Visa, Inc. Senior Notes 4.30% due 12/14/2045	20,000	20,291
		75,387
Finance-Investment Banker/Broker — 0.0%
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	10,000	11,031
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	7,000	516
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(3)	7,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(3)	10,000	1
		11,549
Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 4.50% due 01/15/2016	25,000	25,001
Finance-Other Services — 0.0%
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	15,000	14,996
Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 2.00% due 07/02/2018*	50,000	49,764
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020*	10,000	9,974
		59,738

14

Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 4.50% due 11/15/2020	10,000	10,100
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	20,000	20,400
Independent Power Producers — 0.0%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	2,000	2,050
Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 2.55% due 10/15/2018	15,000	15,143
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	5,000	4,922
		20,065
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	20,000	29,042
Insurance-Property/Casualty — 0.0%
ACE INA Holdings, Inc. Company Guar. Notes 3.15% due 03/15/2025	10,000	9,883
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	5,000	4,900
Machinery-Farming — 0.0%
CNH Industrial Capital LLC Company Guar. Notes 4.38% due 11/06/2020	10,000	9,425
Medical Instruments — 0.1%
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	5,000	5,035
Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	30,000	30,328
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	10,000	10,108
		45,471
Medical Products — 0.1%
Zimmer Biomet Holdings, Inc. Senior Notes 1.45% due 04/01/2017	40,000	39,805
Medical-Biomedical/Gene — 0.1%
Celgene Corp. Senior Notes 4.63% due 05/15/2044	30,000	28,337
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	5,000	5,035
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	15,000	15,125
		48,497
Medical-Drugs — 0.0%
EMD Finance LLC Company Guar. Notes 2.95% due 03/19/2022*	25,000	24,121
Medical-HMO — 0.2%
Anthem, Inc. Senior Notes 2.30% due 07/15/2018	25,000	24,953
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	25,000	25,098
UnitedHealth Group, Inc. Senior Notes 1.40% due 10/15/2017	25,000	24,952
UnitedHealth Group, Inc. Senior Notes 1.90% due 07/16/2018	5,000	5,015
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	15,000	15,343
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	10,000	10,309
		105,670
Medical-Hospitals — 0.1%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	5,000	4,975
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	10,000	10,075
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	4,000	4,100
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	15,000	16,342
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	10,000	10,050
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	15,000	15,788
		61,330

15

Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 1.95% due 06/15/2018	10,000	9,974
Cardinal Health, Inc. Senior Notes 3.50% due 11/15/2024	35,000	35,041
McKesson Corp. Senior Notes 1.40% due 03/15/2018	20,000	19,743
		64,758
Multimedia — 0.2%
21st Century Fox America, Inc. Company Guar. Notes 3.70% due 10/15/2025*	10,000	9,975
21st Century Fox America, Inc. Company Guar. Notes 6.20% due 12/15/2034	25,000	28,386
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	60,000	70,241
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	30,000	36,843
		145,445
Oil Companies-Exploration & Production — 0.1%
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/2019	15,000	16,385
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023*	5,000	3,900
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	5,000	3,688
Devon Energy Corp. Senior Notes 5.85% due 12/15/2025	5,000	4,863
Hess Corp. Senior Notes 6.00% due 01/15/2040	10,000	8,865
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	20,000	21,486
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	5,000	3,300
		62,487
Oil Companies-Integrated — 0.1%
ConocoPhillips Co. Company Guar. Notes 3.35% due 11/15/2024	15,000	13,718
Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	15,000	13,226
		26,944
Oil-Field Services — 0.0%
Halliburton Co. Senior Notes 2.70% due 11/15/2020	10,000	9,884
Paper & Related Products — 0.0%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	3,000	2,820
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	10,000	9,675
		12,495
Pipelines — 0.3%
DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	10,000	7,548
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	23,000	21,275
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	5,000	4,116
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	25,000	20,056
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	20,000	14,832
MPLX LP Company Guar. Notes 4.50% due 07/15/2023*	3,000	2,684
MPLX LP Company Guar. Notes 4.88% due 12/01/2024*	5,000	4,488
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.88% due 03/01/2022	25,000	23,564
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	10,000	8,649
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.50% due 10/15/2019*	10,000	9,700
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	4,000	3,820
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.25% due 10/15/2022*	10,000	9,475
Williams Partners LP Senior Notes 3.60% due 03/15/2022	25,000	19,660

16

Williams Partners LP Senior Notes 4.30% due 03/04/2024	15,000	11,887
		161,754
Real Estate Investment Trusts — 0.4%
American Tower Corp. Senior Notes 3.40% due 02/15/2019	30,000	30,774
American Tower Corp. Senior Notes 3.45% due 09/15/2021	30,000	30,147
Brandywine Operating Partnership LP Company Guar. Notes 4.10% due 10/01/2024	10,000	9,668
Duke Realty LP Senior Notes 3.75% due 12/01/2024	10,000	9,726
HCP, Inc. Senior Notes 3.75% due 02/01/2016	10,000	10,014
HCP, Inc. Senior Notes 4.20% due 03/01/2024	25,000	24,835
HCP, Inc. Senior Notes 6.00% due 01/30/2017	10,000	10,417
Health Care REIT, Inc. Senior Notes 4.00% due 06/01/2025	10,000	9,837
Liberty Property LP Senior Notes 3.38% due 06/15/2023	10,000	9,484
Liberty Property LP Senior Notes 4.13% due 06/15/2022	5,000	5,057
Realty Income Corp. Senior Notes 3.25% due 10/15/2022	50,000	48,252
UDR, Inc. Company Guar. Notes 3.70% due 10/01/2020	10,000	10,330
Ventas Realty LP Company Guar. Notes 3.50% due 02/01/2025	10,000	9,575
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	5,000	5,325
Welltower, Inc. Senior Notes 4.50% due 01/15/2024	25,000	25,576
Welltower, Inc. Senior Notes 5.25% due 01/15/2022	16,000	17,306
		266,323
Real Estate Operations & Development — 0.1%
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	45,000	45,566
Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	10,000	12,187
United Rentals North America, Inc. Senior Sec. Notes 4.63% due 07/15/2023	5,000	4,987
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	5,000	4,850
		22,024
Retail-Automobile — 0.0%
Group 1 Automotive, Inc. Company Guar. Notes 5.00% due 06/01/2022	10,000	9,900
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 4.25% due 04/01/2046	20,000	20,446
Lowe’s Cos, Inc. Senior Notes 3.38% due 09/15/2025	10,000	10,153
		30,599
Retail-Drug Store — 0.2%
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	40,000	40,180
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	25,000	25,514
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	20,000	21,069
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	4,352	4,684
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	8,121	8,921
CVS Pass-Through Trust Pass Through Certs. 6.94% due 01/10/2030	27,881	31,877
		132,245
Retail-Restaurants — 0.0%
McDonald’s Corp. Senior Notes 2.75% due 12/09/2020	5,000	4,997
Security Services — 0.1%
ADT Corp. Senior Notes 3.50% due 07/15/2022	12,000	10,740

17

ADT Corp. Senior Notes 6.25% due 10/15/2021	15,000	15,668
		26,408
Semiconductor Components-Integrated Circuits — 0.0%
QUALCOMM, Inc. Senior Notes 3.45% due 05/20/2025	5,000	4,796
Steel-Producers — 0.0%
United States Steel Corp. Senior Notes 7.38% due 04/01/2020	10,000	5,196
Telecommunication Equipment — 0.0%
CommScope, Inc. Senior Sec. Notes 4.38% due 06/15/2020*	5,000	5,038
Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	15,000	13,873
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	20,000	18,312
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	52,000	46,945
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	10,000	9,226
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	15,000	13,414
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	58,000	50,356
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	9,000	8,521
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	7,000	6,409
		167,056
Television — 0.0%
TEGNA, Inc. Company Guar. Notes 5.13% due 10/15/2019	20,000	20,700
Tobacco — 0.1%
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	30,000	30,489
Transport-Rail — 0.1%
Kansas City Southern Company Guar. Notes 3.00% due 05/15/2023*	50,000	47,315
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 3.20% due 02/01/2025	5,000	4,863
FedEx Corp. Company Guar. Notes 4.10% due 02/01/2045	10,000	8,911
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	10,000	9,939
Ryder System, Inc. Senior Notes 2.65% due 03/02/2020	25,000	24,594
		48,307
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	15,000	15,026
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 06/15/2019*	5,000	4,918
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	21,000	21,842
		41,786
Total U.S. Corporate Bonds & Notes (cost $4,467,242)		4,404,949
FOREIGN CORPORATE BONDS & NOTES — 1.0%
Auto/Truck Parts & Equipment-Original — 0.0%
Delphi Automotive PLC Company Guar. Notes 3.15% due 11/19/2020	15,000	14,981
Banks-Commercial — 0.3%
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	100,000	106,666
Credit Suisse AG NY Sub. Notes 5.40% due 01/14/2020	49,000	53,651
		160,317
Building Products-Wood — 0.0%
Norbord, Inc. Senior Sec. Notes 6.25% due 04/15/2023*	10,000	9,875
Diversified Banking Institutions — 0.1%
Deutsche Bank AG Senior Notes 1.35% due 05/30/2017	18,000	17,884
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	25,000	26,244
JPMorgan Chase & Co. Senior Notes 4.50% due 01/24/2022	10,000	10,786

18

Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	7,000		7,521
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	5,000		5,444
			67,879
Electric-Generation — 0.0%
Electricite de France SA Senior Notes 4.95% due 10/13/2045*	20,000		19,419
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	2,000		2,150
Medical-Generic Drugs — 0.2%
Actavis Funding SCS Company Guar. Notes 2.35% due 03/12/2018	75,000		75,078
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	40,000		39,968
Mylan NV Company Guar. Notes 3.00% due 12/15/2018*	10,000		9,978
Mylan NV Company Guar. Notes 3.75% due 12/15/2020*	10,000		10,011
			135,035
Oil Companies-Exploration & Production — 0.1%
Encana Corp. Senior Notes 6.50% due 05/15/2019	25,000		24,375
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	10,000		7,650
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	6,000		4,110
			36,135
Oil Companies-Integrated — 0.2%
BP Capital Markets PLC Company Guar. Notes 2.52% due 01/15/2020	15,000		14,951
BP Capital Markets PLC Company Guar. Notes 3.06% due 03/17/2022	10,000		9,799
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	15,000		11,742
Ecopetrol SA Senior Notes 5.88% due 05/28/2045	10,000		7,100
Petrobras Global Finance BV Company Guar. Notes 6.75% due 01/27/2041	20,000		12,800
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	23,000		17,304
Petroleos Mexicanos Company Guar. Notes 7.47% due 11/12/2026	MXN	500,000	25,940
Statoil ASA Company Guar. Notes 3.95% due 05/15/2043	20,000		18,079
YPF SA Senior Notes 8.50% due 07/28/2025	20,000		19,050
			136,765
Paper & Related Products — 0.0%
Cascades, Inc. Senior Notes 5.75% due 07/15/2023*	10,000		9,600
Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	10,000		9,775
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	20,000		19,994
Transport-Rail — 0.0%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	10,000		12,917
Wireless Equipment — 0.0%
Nokia Oyj Senior Notes 6.63% due 05/15/2039	10,000		10,231
Total Foreign Corporate Bonds & Notes (cost $675,601)			645,073
MUNICIPAL BONDS & NOTES — 0.4%
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	20,000		23,244
New Jersey Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	30,000		42,607
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	11,000		11,826
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038	75,000		22,313

19

Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.20% due 07/01/2039	25,000	7,438
State of California General Obligation Bonds 7.55% due 04/01/2039	45,000	65,363
State of California General Obligation Bonds 7.63% due 03/01/2040	10,000	14,563
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	5,000	4,728
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	15,000	15,883
University of California Revenue Bonds Series AJ 4.60% due 05/15/2031	15,000	15,988
Total Municipal Bonds & Notes (cost $231,581)		223,953
U.S. GOVERNMENT AGENCIES — 9.1%
Federal Home Loan Mtg. Corp. — 1.9%
1.89% due 02/01/2037 FRS	2,102	2,188
2.50% due 01/01/2028	4,826	4,905
2.50% due 04/01/2028	14,639	14,884
3.00% due 10/01/2042	11,774	11,785
3.00% due 11/01/2042	6,319	6,323
3.00% due 02/01/2043	20,415	20,427
3.00% due 08/01/2043	97,471	97,507
3.50% due 03/01/2042	4,169	4,296
3.50% due 09/01/2043	48,503	50,080
3.50% due January TBA	300,000	308,815
4.00% due 09/01/2040	7,991	8,468
4.50% due 01/01/2039	1,077	1,160
5.00% due 07/01/2021	25,333	26,355
5.50% due 07/01/2034	4,608	5,147
6.00% due 08/01/2036	7,981	9,025
6.50% due 05/01/2029	881	1,004
6.50% due 05/01/2036	32	37
7.50% due 08/01/2023	82	88
7.50% due 04/01/2028	935	1,104
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2013-K502, Class B
2.71% due 03/25/2045*(6)	20,000	19,953
Series 2014-K503, Class B
3.01% due 10/25/2047*(6)	20,000	19,835
Series 2012-K706, Class B
4.03% due 11/25/2044*(6)	20,000	20,503
Series 2010-K8, Class B
5.25% due 09/25/2043*(6)	25,000	26,990
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2015-DNA1, Class M2
2.27% due 10/25/2027(4)	250,000	246,578
Series DNA3, Class M2
3.27% due 04/25/2028(4)	280,000	279,445
Federal Home Loan Mtg. Corp., REMIC
Series 3964, Class MD
2.00% due 01/15/2041(4)	1,239	1,235
Series 1577, Class PK
6.50% due 09/15/2023(4)	2,689	2,922
Series 1226, Class Z
7.75% due 03/15/2022(4)	389	413
		1,191,472
Federal National Mtg. Assoc. — 5.4%
2.27% due 05/01/2037 FRS	3,609	3,786
2.50% due January TBA	100,000	100,790
2.50% due 02/01/2043	86,586	83,673
2.58% due 10/01/2040 FRS	3,320	3,522
2.64% due 03/01/2027	24,666	23,855
2.78% due 03/01/2027	21,000	20,467
2.97% due 06/01/2027	35,000	34,662
2.97% due 06/01/2030	40,000	38,263
3.00% due 01/01/2028	13,176	13,643
3.00% due January TBA	400,000	403,017
3.13% due 02/01/2027	45,000	45,145
3.50% due 08/01/2026	15,804	16,581
3.50% due 09/01/2026	15,690	16,478
3.50% due 10/01/2028	18,553	19,529
3.50% due January TBA	1,000,000	1,031,723
4.00% due 11/01/2025	2,756	2,924
4.00% due 09/01/2040	7,418	7,869
4.00% due 11/01/2040	2,140	2,270
4.00% due 12/01/2040	28,724	30,474
4.00% due 10/01/2041	9,505	10,083
4.00% due 11/01/2041	10,486	11,125
4.00% due 01/01/2042	11,398	12,066
4.00% due 12/01/2043	24,807	26,483
4.00% due January TBA	300,000	317,452
4.50% due 11/01/2022	10,086	10,594
4.50% due 01/01/2039	3,234	3,493
4.50% due 06/01/2039	35,958	39,261
4.50% due 09/01/2039	5,986	6,478
4.50% due 09/01/2040	12,314	13,314
4.50% due 05/01/2041	6,558	7,094
4.50% due January TBA	400,000	431,950
5.00% due 06/01/2019	525	551
5.00% due 05/01/2035	1,080	1,192
5.00% due 06/01/2040	47,995	52,938
5.00% due 07/01/2040	11,271	12,433
5.00% due January TBA	200,000	220,136
5.50% due 11/01/2020	3,352	3,535
5.50% due 04/01/2021	55,311	59,023

20

5.50% due 12/01/2029	1,765		1,965
5.50% due 06/01/2035	124,075		140,308
5.50% due 08/01/2037	17,158		19,155
5.50% due 06/01/2038	9,617		10,747
6.00% due 06/01/2017	844		864
6.00% due 12/01/2033	7,848		8,962
6.00% due 05/01/2034	603		688
6.00% due 06/01/2040	240		271
6.50% due 08/01/2017	1,658		1,691
6.50% due 10/01/2037	278		317
7.00% due 06/01/2037	9,171		11,152
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(4)	10,842		10,729
			3,344,721
Government National Mtg. Assoc. — 1.8%
3.00% due January TBA	200,000		202,711
3.50% due January TBA	400,000		416,985
4.00% due 09/15/2041	241,777		258,954
4.50% due 06/15/2041	186,601		201,453
6.00% due 11/15/2031	48,725		54,659
7.00% due 05/15/2033	8,375		9,898
8.50% due 11/15/2017	82		84
9.00% due 11/15/2021	122		137
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HB
7.50% due 09/16/2035(4)	181		209
Series 2005-74, Class HC
7.50% due 09/16/2035(4)	2,382		2,737
			1,147,827
Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018	6,000		6,061
Total U.S. Government Agencies (cost $5,664,680)			5,690,081
U.S. GOVERNMENT TREASURIES — 3.8%
United States Treasury Bonds — 1.0%
2.50% due 02/15/2045	165,000		148,042
2.88% due 08/15/2045	196,000		190,357
3.00% due 05/15/2045	95,000		94,566
3.00% due 11/15/2045	46,000		45,862
4.38% due 11/15/2039(15)	110,000		138,312
			617,139
United States Treasury Notes — 2.8%
0.13% due 07/15/2024 TIPS(9)	455,760		432,848
0.25% due 01/15/2025 TIPS(9)	572,377		546,329
0.38% due 07/15/2025 TIPS(9)	95,279		92,247
0.88% due 09/15/2016	160,000		160,200
1.38% due 09/30/2020	300,000		294,820
1.63% due 06/30/2020	218,000		217,106
			1,743,550
Total U.S. Government Treasuries (cost $2,381,054)			2,360,689
FOREIGN GOVERNMENT OBLIGATIONS — 0.6%
Sovereign — 0.6%
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 05/15/2019(9)	BRL	72,047	17,774
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 08/15/2022(9)	BRL	130,239	31,567
Government of Peru Bonds 5.20% due 09/12/2023	PEN	90,000	23,614
Government of Romania Bonds 5.85% due 04/26/2023	RON	10,000	2,773
Kingdom of Thailand Senior Notes 3.85% due 12/12/2025	THB	350,000	10,857
Malaysia Government Bond Senior Notes
3.49% due 03/31/2020	MYR	55,000	12,750
Oriental Republic of Uruguay
Senior Notes
3.70% due 06/26/2037(9)	UYU	577,455	15,106

Oriental Republic of Uruguay Notes 4.25% due 04/05/2027(9)	UYU	691,976	20,899
Oriental Republic of Uruguay Senior Notes 4.38% due 10/27/2027		25,000	24,562
Oriental Republic of Uruguay Senior Notes 4.38% due 12/15/2028(9)	UYU	203,355	6,118
Republic of Colombia Bonds 3.00% due 03/25/2033(9)	COP	43,370,996	11,589
Republic of Colombia Bonds 3.50% due 03/10/2021(9)	COP	21,685,498	6,853
Republic of Costa Rica Bonds 9.20% due 03/27/2019*	CRC	4,350,000	8,455
Republic of Hungary Bonds 5.50% due 06/24/2025	HUF	850,000	3,422
Republic of Indonesia Senior Notes 7.00% due 05/15/2027	IDR	359,000,000	22,380

21

Republic of Indonesia Senior Bonds 8.38% due 03/15/2034	IDR	259,000,000	17,594
Republic of Peru Senior Notes 4.13% due 08/25/2027		10,000	9,800
Republic of Poland Bonds 3.25% due 07/25/2025	PLN	38,000	9,964
Republic of South Africa Bonds 7.75% due 02/28/2023	ZAR	275,000	16,152
Republic of Turkey Bonds 2.00% due 04/16/2025(9)	TRY	95,336	30,679
Republic of Turkey Bonds 2.50% due 05/04/2016(9)	TRY	36,251	12,377
Republic of Turkey Bonds 7.10% due 03/08/2023	TRY	30,000	8,499
Russian Federation Bonds 7.50% due 02/27/2019	RUB	560,000	7,201
Russian Federation FRS Bonds 14.42% due 01/29/2020	RUB	1,975,000	27,772
United Mexican States Bonds 10.00% due 12/05/2024	MXN	230,000	16,800
Total Foreign Government Obligations (cost $416,929)			375,557
OPTIONS — PURCHASED†(3)(14)— 0.0%
Call Options — Purchased (cost $173)	HKD	395,000	104
Total Long-Term Investment Securities (cost $58,419,800)			64,468,103

SHORT-TERM INVESTMENT SECURITIES — 0.6%
Time Deposits — 0.6%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 01/04/2016		$359,000	359,000
(cost $359,000)
REPURCHASE AGREEMENTS — 1.9%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 12/31/2015, to be repurchased 01/04/2016 in the amount of $239,000 and collateralized by $250,000 of Federal National Mtg. Assoc. Notes, bearing interest at 2.11% due 11/07/2022 and having an approximate value of $244,896		239,000	239,000
Bank of America Securities LLC Joint Repurchase Agreement(11)	150,000		150,000
Barclays Capital, Inc. Joint Repurchase Agreement(11)	240,000		240,000
BNP Paribas SA Joint Repurchase Agreement(11)	220,000		220,000
Deutsche Bank AG Joint Repurchase Agreement(11)	100,000		100,000
RBS Securities, Inc. Joint Repurchase Agreement(11)	220,000		220,000
Total Repurchase Agreements (cost $1,169,000)			1,169,000
TOTAL INVESTMENTS (cost $59,947,800)(12)	105.8%		65,996,103
Liabilities in excess of other assets	(5.8)		(3,631,633)
NET ASSETS	100.0%		$62,364,470

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2015, the aggregate value of these securities was $3,246,773 representing 5.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Perpetual maturity — maturity date reflects the next call date.
(3)	Illiquid security. At December 31, 2015, the aggregate value of these securities was $2,117 representing 0.0% of net assets.
(4)	Collateralized Mortgage Obligation
(5)	Collateralized Loan Obligation
(6)	Commercial Mortgage Backed Security
(7)	Interest Only
(8)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(9)	Principal amount of security is adjusted for inflation.
(10)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2015, the Multi-Managed Growth Portfolio held the following restricted securities:

					Value	% of
	Acquisition		Acquisition		Per	Net
Description	Date	Shares	Cost	Value	Share	Assets
Common Stocks
ION Media Networks, Inc.	04/09/2014	2	$0	$2,010	$1,004.99	0.0%

(11)	See Note 2 for details of Joint Repurchase Agreements.
(12)	See Note 4 for cost of investments on a tax basis.
(13)	Denominated in United States dollars unless otherwise indicated.

22

(14)	Options — Purchased

Options-Purchased
							Unrealized
	Expiration	Strike	Notional		Premiums	Value at	Appreciation
Issue	Month	Price	Amount		Paid	December 31, 2015	(Depreciation)
Call option to buy Hong Kong Dollar in exchange for U.S. dollars with Goldman Sachs International	March 2016	$7.75	HKD	395,000	$173	$104	$(69)

(15)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
BRL	— Brazilian Real
CLO	— Collateralized Loan Obligation
COP	— Colombian Peso
CRC	— Costa Rican Colón
CVR	— Contingent Value Rights
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PEN	— Peruvian Nuevo
PLN	— Polish Zloty
REMIC	— Real Estate Mortgage Investment Conduit
RON	— Romanian Leu
RUB	— Russian Ruble
TBA

— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS	— Treasury Inflation Protected Securities
THB	— Thailand Baht
TRY	— Turkish Lira
UYU	— Uruguayan Peso
ZAR	— South African Rand
FRS	— Floating Rate Security
VRS	— Variable Rate Security
The rates shown on FRS and VRS are the current interest rates at December 31, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts
Number						Unrealized
of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	December 31, 2015	(Depreciation)
3	Long	CME 90 day Eurodollar Futures	December 2016	$741,895	$740,775	$(1,120)
3	Short	CME 90 day Eurodollar Futures	December 2017	738,214	736,687	1,527
3	Long	Russell 2000 Mini Index	March 2016	336,066	339,450	3,384
35	Long	U.S. Treasury 5YR Notes	March 2016	4,151,257	4,141,211	(10,046)
29	Short	U.S. Treasury 10YR Notes	March 2016	3,661,836	3,651,281	10,555
						$4,300

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	IDR	568,402,000	USD	39,541	03/16/2016	$—	$(649)
	PLN	38,000	USD	9,577	03/16/2016	—	(97)
						—	(746)
Barclays Bank PLC	IDR	123,000,000	USD	8,521	05/18/2016	—	(29)
	TRY	35,000	USD	11,693	03/16/2016	—	(65)
	ZAR	270,000	USD	17,403	03/16/2016	171	—
						171	(94)
Citibank N.A.	CRC	4,733,000	USD	8,745	03/16/2016	—	(63)
	CZK	450,000	USD	18,364	03/16/2016	229	—
	HUF	1,000,000	USD	3,474	03/16/2016	32	—
	MYR	28,000	USD	6,546	03/16/2016	67	—
	RUB	1,572,000	USD	22,276	03/16/2016	1,101	—
	THB	390,000	USD	10,773	03/16/2016	—	(46)
						1,429	(109)
Commonwealth Bank of Australia Sydney	EUR	30,000	USD	31,799	03/16/2016	—	(862)

Credit Suisse International	MYR	3,000	USD	704	03/16/2016	10	—

Deutsche Bank AG	CNY	80,000	USD	12,140	07/28/2016	242	—

Goldman Sachs International	CNY	20,000	USD	3,042	07/28/2016	67	—
	HKD	200,000	USD	25,792	03/03/2016	—	(26)
	USD	15,663	IDR	242,000,000	05/18/2016	1,158	—
						1,225	(26)
HSBC Bank USA, N.A.	UYU	820,000	USD	26,532	03/03/2016	—	(195)
	UYU	390,000	USD	12,470	03/16/2016	—	(192)
						—	(387)
JPMorgan Chase Bank	IDR	119,000,000	USD	8,221	05/18/2016	—	(51)
	MYR	14,000	USD	3,284	03/16/2016	44	—
	RON	10,000	USD	2,430	03/16/2016	25	—
	RUB	1,057,000	USD	14,681	03/16/2016	443	—
	USD	15,952	CNY	100,000	07/28/2016	—	(1,079)
						512	(1,130)
Royal Bank of Canada	HKD	118,000	USD	15,231	03/16/2016	—	(3)
	MXN	772,000	USD	44,936	03/16/2016	368	—
						368	(3)
Standard Chartered Bank	BRL	145,000	USD	37,237	03/02/2016	1,237	—
	COP	19,701,000	USD	6,007	03/16/2016	—	(150)
	MYR	5,000	USD	1,173	03/16/2016	17	—
	PEN	92,000	USD	26,826	03/16/2016	189	—
	USD	2,634	PEN	9,000	03/16/2016	—	(28)
						1,443	(178)
State Street Bank and Trust Co.	BRL	45,000	USD	11,277	03/02/2016	104	—
	COP	2,099,000	USD	634	03/16/2016	—	(23)
						104	(23)
Net Unrealized Appreciation(Depreciation)						$5,504	$(3,558)

BRL — Brazilian Real

CNY — Chinese Yuan

COP — Colombian Peso

CRC — Costa Rican Colon

CZK — Czech Republic Koruna

EUR — Euro Dollar

HKD — Hong Kong Dollar

HUF — Hungarian Forint

IDR — Indonesian Rupiah

MXN — Mexican Peso

MYR — Malaysian Ringgit

PEN — Peruvian Nuevo

PLN — Polish Zloty

RON — Romanian Leu

RUB — Russian Ruble

THB — Thailand Baht

TRY — Turkish Lira

USD — United States Dollar

UYU — Uruguayan Peso

ZAR — South African Rand

Over the Counter Interest Rate Swap Contracts
				Rates Exchanged
Swap Counterparty	Notional Amount (000’s)		Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	CNY	300	03/16/2017	3.50%	3 month LIBOR	$—	$373
Bank of America, N.A.	USD	45	03/16/2017	3 month LIBOR	3.50%	—	—
							$373

CNY - Chinese Yuan

LIBOR - London Interbank Offered Rate

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2015 (see Note1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$2,759,469	$—	$0	$2,759,469
Television	88,671	—	2,010	90,681
Other Industries	42,766,736	—	—	42,766,736
Preferred Securities/Capital Securities	—	347,713	—	347,713
Asset Backed Securities	—	4,803,098	—	4,803,098
U.S. Corporate Bonds & Notes	—	4,404,949	—	4,404,949
Foreign Corporate Bonds & Notes	—	645,073	—	645,073
Municipal Bonds & Notes	—	223,953	—	223,953
U.S. Government Agencies	—	5,690,081	—	5,690,081
U.S. Government Treasuries	—	2,360,689	—	2,360,689
Foreign Government Obligations	—	375,557	—	375,557
Options - Purchased	104	—	—	104
Short-Term Investment Securities	—	359,000	—	359,000
Repurchase Agreements	—	1,169,000	—	1,169,000
Total Investments at Value	$45,614,980	$20,379,113	$2,010	$65,996,103

Other Financial Instruments:+
Futures Contracts	$15,466	$—	$—	$15,466
Forward Foreign Currency Contracts	—	5,504	—	5,504
Over the Counter Interest Rate Swap Contracts	—	373	—	373
Total Other Financial Instruments	$15,466	$5,877	$—	$21,343

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$11,166	$—	$—	$11,166
Forward Foreign Currency Contracts	—	3,558	—	3,558
Total Other Financial Instruments	$11,166	$3,558	$—	$14,724

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

23

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

Portfolio of Investments — December 31, 2015 — (unaudited)

Security Description	Shares/ Principal Amount(15)	Value (Note 1)
COMMON STOCKS — 57.9%
Advertising Services — 0.2%
Marchex, Inc., Class B	7,325	$28,494
Nielsen Holdings PLC	3,643	169,764
		198,258
Aerospace/Defense-Equipment — 0.5%
AAR Corp.	6,300	165,627
Moog, Inc., Class A†	875	53,025
United Technologies Corp.	3,272	314,341
		532,993
Agricultural Chemicals — 0.0%
Intrepid Potash, Inc.†	6,050	17,848
Airlines — 0.7%
Alaska Air Group, Inc.	1,875	150,956
Hawaiian Holdings, Inc.†	1,200	42,396
United Continental Holdings, Inc.†	8,673	496,963
		690,315
Apparel Manufacturers — 0.3%
Carter’s, Inc.	3,044	271,007
Applications Software — 0.8%
NetSuite, Inc.†	3,275	277,131
Progress Software Corp.†	500	12,000
ServiceNow, Inc.†	4,704	407,178
Tableau Software, Inc., Class A†	1,177	110,897
		807,206
Athletic Equipment — 0.0%
Nautilus, Inc.†	2,150	35,948
Athletic Footwear — 0.6%
NIKE, Inc., Class B	9,178	573,625
Audio/Video Products — 0.0%
VOXX International Corp.†	650	3,419
Auto/Truck Parts & Equipment-Original — 0.5%
American Axle & Manufacturing Holdings, Inc.†	525	9,944
Dana Holding Corp.	1,650	22,770
Delphi Automotive PLC	4,573	392,043
Tower International, Inc.	1,950	55,711
		480,468
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	5,400	113,778
Banks-Commercial — 1.5%
1st Source Corp.	810	25,005
BancFirst Corp.	1,150	67,413
BancorpSouth, Inc.	3,075	73,769
Banner Corp.	725	33,248
BBCN Bancorp, Inc.	1,000	17,220
Capital Bank Financial Corp., Class A	3,175	101,536
Cathay General Bancorp, Class B	1,200	37,596
Central Pacific Financial Corp.	5,775	127,165
Chemical Financial Corp.	475	16,278
Citizens & Northern Corp.	325	6,825
City Holding Co.	775	35,371
CoBiz Financial, Inc.	825	11,072
CVB Financial Corp.	5,200	87,984
East West Bancorp, Inc.	68	2,826
First Commonwealth Financial Corp.	7,200	65,304
First Financial Bancorp	125	2,259
First Interstate BancSystem, Inc.	425	12,355
FNB Corp.	1,900	25,346
Fulton Financial Corp.	1,300	16,913
Great Western Bancorp, Inc.	300	8,706
Guaranty Bancorp	500	8,270
MainSource Financial Group, Inc.	400	9,152
National Penn Bancshares, Inc.	850	10,481
OFG Bancorp	3,325	24,339
PacWest Bancorp	4,358	187,830
Sierra Bancorp	350	6,178
Simmons First National Corp., Class A	500	25,680
Southside Bancshares, Inc.	213	5,116
Southwest Bancorp, Inc.	700	12,236
Suffolk Bancorp	1,622	45,984
TCF Financial Corp.	3,100	43,772
UMB Financial Corp.	475	22,111
Union Bankshares Corp.	4,359	110,021
Webster Financial Corp.	275	10,227
West Bancorporation, Inc.	1,225	24,194
Westamerica Bancorporation	4,375	204,531
Wilshire Bancorp, Inc.	2,525	29,164
		1,553,477
Banks-Mortgage — 0.1%
Walker & Dunlop, Inc.†	2,200	63,382
Beverages-Non-alcoholic — 0.7%
Coca-Cola Co.	16,727	718,592
Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	2,027	201,241
Broadcast Services/Program — 0.1%
Nexstar Broadcasting Group, Inc., Class A	1,075	63,103
Building & Construction Products-Misc. — 0.1%
Gibraltar Industries, Inc.†	2,450	62,328
Building Products-Cement — 0.4%
Continental Building Products, Inc.†	2,925	51,071
Vulcan Materials Co.	3,198	303,714
		354,785
Cable/Satellite TV — 1.0%
Comcast Corp., Class A	13,223	746,174
Time Warner Cable, Inc.	1,242	230,503
		976,677
Casino Hotels — 0.0%
Boyd Gaming Corp.†	525	10,432
Cellular Telecom — 0.4%
T-Mobile US, Inc.†	10,177	398,124
Chemicals-Diversified — 0.4%
Innophos Holdings, Inc.	1,175	34,052
PPG Industries, Inc.	4,110	406,150
		440,202
Chemicals-Fibers — 0.1%
Rayonier Advanced Materials, Inc.	5,525	54,090
Chemicals-Specialty — 0.1%
Minerals Technologies, Inc.	1,575	72,230
Coal — 0.0%
SunCoke Energy, Inc.	1,775	6,159

1

Commercial Services — 0.6%
Aramark	5,893	190,049
CoStar Group, Inc.†	892	184,367
HMS Holdings Corp.†	3,475	42,882
Medifast, Inc.	200	6,076
ServiceMaster Global Holdings, Inc.†	5,365	210,523
		633,897
Commercial Services-Finance — 0.1%
EVERTEC, Inc.	475	7,952
Heartland Payment Systems, Inc.	750	71,115
MoneyGram International, Inc.†	675	4,232
Vantiv, Inc., Class A†	675	32,008
		115,307
Computer Aided Design — 0.4%
ANSYS, Inc.†	2,231	206,367
Aspen Technology, Inc.†	6,450	243,552
		449,919
Computer Services — 1.1%
Amdocs, Ltd.	7,443	406,165
Barracuda Networks, Inc.†	1,875	35,025
Cognizant Technology Solutions Corp., Class A†	3,849	231,017
Convergys Corp.	6,725	167,385
Insight Enterprises, Inc.†	1,500	37,680
Manhattan Associates, Inc.†	475	31,431
Science Applications International Corp.	1,775	81,259
Unisys Corp.†	7,550	83,427
		1,073,389
Computer Software — 0.1%
AVG Technologies NV†	2,725	54,636
Computers — 1.8%
Apple, Inc.	16,999	1,789,315
Consulting Services — 0.3%
CRA International, Inc.†	275	5,129
Verisk Analytics, Inc.†	3,555	273,308
		278,437
Consumer Products-Misc. — 0.0%
CSS Industries, Inc.	750	21,285
Containers-Metal/Glass — 0.4%
Crown Holdings, Inc.†	7,525	381,517
Containers-Paper/Plastic — 0.2%
Graphic Packaging Holding Co.	11,900	152,677
Cosmetics & Toiletries — 0.8%
Colgate-Palmolive Co.	5,327	354,885
Estee Lauder Cos., Inc., Class A	5,286	465,485
		820,370
Cruise Lines — 0.3%
Norwegian Cruise Line Holdings, Ltd.†	5,693	333,610
Data Processing/Management — 0.2%
CSG Systems International, Inc.	2,575	92,649
Fair Isaac Corp.	1,125	105,952
		198,601
Diagnostic Equipment — 0.0%
Affymetrix, Inc.†	900	9,081
Diagnostic Kits — 0.2%
Quidel Corp.†	7,625	161,650
Disposable Medical Products — 0.0%
Utah Medical Products, Inc.	300	17,562
Distribution/Wholesale — 0.4%
Essendant, Inc.	4,475	145,482
Fastenal Co.	6,761	275,984
		421,466
Diversified Manufacturing Operations — 0.6%
A.O. Smith Corp.	3,550	271,965
Blount International, Inc.†	625	6,131
Dover Corp.	4,831	296,189
		574,285
Drug Delivery Systems — 0.1%
BioDelivery Sciences International, Inc.†	3,900	18,681
Heron Therapeutics, Inc.†	1,275	34,043
Revance Therapeutics, Inc.†	400	13,664
		66,388
E-Commerce/Products — 1.1%
Amazon.com, Inc.†	1,576	1,065,203
E-Commerce/Services — 0.5%
Match Group, Inc.†	1,500	20,325
Priceline Group, Inc.†	376	479,381
		499,706
Educational Software — 0.0%
Instructure, Inc.†	275	5,726
Electric-Distribution — 0.0%
EnerNOC, Inc.†	4,000	15,400
Spark Energy, Inc., Class A	1,125	23,310
		38,710
Electric-Generation — 0.0%
Atlantic Power Corp.	21,400	42,158
Electric-Integrated — 0.2%
Avista Corp.	375	13,264
El Paso Electric Co.	1,450	55,825
NorthWestern Corp.	400	21,700
PNM Resources, Inc.	1,075	32,863
Portland General Electric Co.	2,150	78,195
		201,847
Electronic Components-Misc. — 0.5%
Benchmark Electronics, Inc.†	325	6,718
Sanmina Corp.†	1,900	39,102
Stoneridge, Inc.†	4,675	69,190
TE Connectivity, Ltd.	5,592	361,299
Vishay Intertechnology, Inc.	1,350	16,267
		492,576
Electronic Components-Semiconductors — 1.0%
Avago Technologies, Ltd.	2,654	385,228
Intersil Corp., Class A	4,125	52,635
InvenSense, Inc.†	6,775	69,308
PMC-Sierra, Inc.†	4,525	52,581
Rovi Corp.†	13,150	219,079

2

Texas Instruments, Inc.	4,472	245,110
		1,023,941
Electronic Connectors — 0.5%
Amphenol Corp., Class A	8,948	467,354
Electronic Design Automation — 0.3%
Cadence Design Systems, Inc.†	11,398	237,192
Mentor Graphics Corp.	3,000	55,260
		292,452
Electronic Forms — 0.5%
Adobe Systems, Inc.†	5,346	502,203
Electronic Measurement Instruments — 0.2%
National Instruments Corp.	7,038	201,920
Electronic Parts Distribution — 0.1%
Tech Data Corp.†	800	53,104
Energy-Alternate Sources — 0.3%
First Solar, Inc.†	1,050	69,289
Renewable Energy Group, Inc.†	850	7,897
REX American Resources Corp.†	3,675	198,707
Sunrun, Inc.†	5,075	59,733
		335,626
Engineering/R&D Services — 0.3%
Argan, Inc.	1,950	63,180
EMCOR Group, Inc.	3,100	148,924
VSE Corp.	975	60,625
		272,729
Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	4,575	79,148
Enterprise Software/Service — 0.5%
Tyler Technologies, Inc.†	876	152,704
Ultimate Software Group, Inc.†	1,440	281,535
Workday, Inc., Class A†	1,046	83,345
Xactly Corp†	3,425	29,215
		546,799
Entertainment Software — 0.3%
Take-Two Interactive Software, Inc.†	7,275	253,461
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	125	26,753
Finance-Consumer Loans — 0.3%
Nelnet, Inc., Class A	1,000	33,570
Synchrony Financial†	7,919	240,817
		274,387
Finance-Credit Card — 1.5%
American Express Co.	2,706	188,202
MasterCard, Inc., Class A	6,557	638,390
Visa, Inc., Class A	9,429	731,219
		1,557,811
Finance-Investment Banker/Broker — 0.5%
Cowen Group, Inc., Class A†	6,200	23,746
E*TRADE Financial Corp.†	8,114	240,499
INTL. FCStone, Inc.†	150	5,019
Investment Technology Group, Inc.	2,600	44,252
KCG Holdings, Inc., Class A†	2,225	27,390
LPL Financial Holdings, Inc.	3,405	145,223
		486,129
Finance-Mortgage Loan/Banker — 0.0%
Arlington Asset Investment Corp., Class A	700	9,261
Finance-Other Services — 0.3%
Intercontinental Exchange, Inc.	827	211,927
MarketAxess Holdings, Inc.	1,000	111,590
		323,517
Financial Guarantee Insurance — 0.2%
MGIC Investment Corp.†	17,519	154,693
NMI Holdings, Inc., Class A†	3,050	20,648
		175,341
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	275	7,970
Food-Confectionery — 0.5%
Hershey Co.	5,478	489,021
Food-Dairy Products — 0.1%
Dean Foods Co.	3,675	63,026
Food-Misc./Diversified — 0.1%
B&G Foods, Inc.	1,050	36,771
Pinnacle Foods, Inc.	1,725	73,243
		110,014
Food-Retail — 0.6%
Ingles Markets, Inc., Class A	1,275	56,202
Kroger Co.	13,210	552,574
Smart & Final Stores, Inc.†	400	7,284
		616,060
Food-Wholesale/Distribution — 0.3%
Sysco Corp.	7,654	313,814
Gambling (Non-Hotel) — 0.1%
Isle of Capri Casinos, Inc.†	8,750	121,887
Gas-Distribution — 0.2%
AGL Resources, Inc.	675	43,072
Laclede Group, Inc.	850	50,498
New Jersey Resources Corp.	1,400	46,144
Piedmont Natural Gas Co., Inc.	825	47,042
Southwest Gas Corp.	725	39,991
		226,747
Home Furnishings — 0.1%
Leggett & Platt, Inc.	1,200	50,424
Hotels/Motels — 0.2%
Hilton Worldwide Holdings, Inc.	9,400	201,160
Housewares — 0.0%
NACCO Industries, Inc., Class A	875	36,925
Human Resources — 0.2%
Barrett Business Services, Inc.	2,600	113,204
Cross Country Healthcare, Inc.†	7,925	129,891
		243,095
Independent Power Producers — 0.1%
Ormat Technologies, Inc.	1,850	67,470

3

Industrial Automated/Robotic — 0.0%
Hurco Cos., Inc.	775	20,584
Industrial Gases — 0.5%
Air Products & Chemicals, Inc.	3,838	499,362
Instruments-Controls — 0.9%
Honeywell International, Inc.	4,813	498,482
Sensata Technologies Holding NV†	9,747	448,947
Watts Water Technologies, Inc., Class A	125	6,209
		953,638
Insurance-Life/Health — 0.2%
American Equity Investment Life Holding Co.	3,000	72,090
CNO Financial Group, Inc.	5,675	108,335
Primerica, Inc.	725	34,242
		214,667
Insurance-Multi-line — 0.1%
Kemper Corp.	1,500	55,875
Insurance-Property/Casualty — 0.1%
Ambac Financial Group, Inc.†	225	3,170
First American Financial Corp.	400	14,360
Global Indemnity PLC†	275	7,981
Navigators Group, Inc.†	675	57,908
ProAssurance Corp.	1,050	50,956
Stewart Information Services Corp.	200	7,466
		141,841
Insurance-Reinsurance — 0.0%
Aspen Insurance Holdings, Ltd.	350	16,905
Internet Application Software — 0.1%
Bazaarvoice, Inc.†	23,875	104,573
Internet Content-Entertainment — 1.1%
Facebook, Inc., Class A†	10,910	1,141,841
Internet Content-Information/News — 0.3%
LinkedIn Corp., Class A†	826	185,916
WebMD Health Corp.†	1,950	94,185
		280,101
Internet Incubators — 0.0%
ModusLink Global Solutions, Inc.†	7,698	19,091
Internet Security — 0.1%
Mimecast, Ltd.†	1,550	14,880
Rapid7, Inc.†	1,000	15,130
VASCO Data Security International, Inc.†	1,975	33,042
Zix Corp.†	2,975	15,113
		78,165
Investment Management/Advisor Services — 0.2%
BlackRock, Inc.	619	210,782
Federated Investors, Inc., Class B	450	12,892
		223,674
Lasers-System/Components — 0.0%
Coherent, Inc.†	250	16,278
Machinery-Construction & Mining — 0.0%
Hyster-Yale Materials Handling, Inc.	325	17,046
Machinery-General Industrial — 0.5%
Applied Industrial Technologies, Inc.	1,050	42,515
DXP Enterprises, Inc.†	1,950	44,460
Kadant, Inc.	1,725	70,052
Roper Technologies, Inc.	1,614	306,321
		463,348
Medical Information Systems — 0.3%
athenahealth, Inc.†	1,996	321,296
Medical Instruments — 0.5%
Boston Scientific Corp.†	16,254	299,724
CONMED Corp.	375	16,519
LivaNova PLC†	1,125	66,791
NuVasive, Inc.†	775	41,935
SurModics, Inc.†	4,250	86,148
		511,117
Medical Labs & Testing Services — 0.0%
Teladoc, Inc.†	600	10,776
Medical Products — 0.3%
Baxter International, Inc.	1,852	70,654
Orthofix International NV†	3,850	150,959
Penumbra, Inc.†	125	6,726
Wright Medical Group NV†	3,839	92,827
		321,166
Medical-Biomedical/Gene — 3.4%
Aduro Biotech, Inc.†	250	7,035
Aegerion Pharmaceuticals, Inc.†	1,850	18,685
Alder Biopharmaceuticals, Inc.†	6,380	210,731
Amgen, Inc.	5,562	902,879
Applied Genetic Technologies Corp.†	125	2,550
Ardelyx, Inc.†	500	9,060
Atara Biotherapeutics, Inc.†	850	22,449
Avalanche Biotechnologies, Inc.†	675	6,426
Bellicum Pharmaceuticals, Inc.†	1,300	26,351
Biogen, Inc.†	1,897	581,146
Blueprint Medicines Corp.†	650	17,121
Celgene Corp.†	6,648	796,164
ChemoCentryx, Inc.†	1,125	9,113
Coherus Biosciences, Inc.†	1,150	26,404
Dimension Therapeutics, Inc.†	300	3,384
Edge Therapeutics, Inc.†	1,600	20,000
Infinity Pharmaceuticals, Inc.†	3,000	23,550
Karyopharm Therapeutics, Inc.†	1,500	19,875
Kite Pharma, Inc.†	125	7,703
MacroGenics, Inc.†	975	30,196
Merrimack Pharmaceuticals, Inc.†	2,125	16,788
Nivalis Therapeutics, Inc.†	2,125	16,448
Prothena Corp. PLC†	1,200	81,732
PTC Therapeutics, Inc.†	1,575	51,030
Regeneron Pharmaceuticals, Inc.†	807	438,096
Sage Therapeutics, Inc.†	875	51,012
Spark Therapeutics, Inc.†	550	24,920
Tokai Pharmaceuticals, Inc.†	1,325	11,554
Trius Therapeutics, Inc. CVR†(1)(2)	6,700	0
Ultragenyx Pharmaceutical, Inc.†	150	16,827

4

Versartis, Inc.†	875	10,841
		3,460,070
Medical-Drugs — 3.3%
AbbVie, Inc.	10,159	601,819
ACADIA Pharmaceuticals, Inc.†	1,875	66,844
Adamas Pharmaceuticals, Inc.†	675	19,116
Amicus Therapeutics, Inc.†	4,525	43,893
Anacor Pharmaceuticals, Inc.†	700	79,079
Bristol-Myers Squibb Co.	9,503	653,711
Chiasma, Inc.†	875	17,124
Chimerix, Inc.†	600	5,370
Dicerna Pharmaceuticals, Inc.†	325	3,858
Eli Lilly & Co.	7,419	625,125
Endo International PLC†	6,238	381,890
FibroGen, Inc.†	1,325	40,373
Global Blood Therapeutics, Inc.†	1,350	43,646
Immune Design Corp.†	1,100	22,088
Ironwood Pharmaceuticals, Inc.†	15,043	174,348
Mallinckrodt PLC†	3,975	296,654
Ophthotech Corp.†	650	51,044
Orexigen Therapeutics, Inc.†	7,300	12,556
Pacira Pharmaceuticals, Inc.†	800	61,432
Prestige Brands Holdings, Inc.†	1,400	72,072
Relypsa, Inc.†	950	26,923
Synergy Pharmaceuticals, Inc.†	10,150	57,550
		3,356,515
Medical-Generic Drugs — 0.0%
Amphastar Pharmaceuticals, Inc.†	1,300	18,499
Medical-HMO — 0.2%
Centene Corp.†	1,975	129,975
Molina Healthcare, Inc.†	1,400	84,182
		214,157
Medical-Hospitals — 0.3%
Adeptus Health, Inc., Class A†	400	21,808
Universal Health Services, Inc., Class B	2,486	297,052
		318,860
Medical-Outpatient/Home Medical — 0.1%
Addus HomeCare Corp.†	2,925	68,094
Amsurg Corp.†	500	38,000
		106,094
Metal Processors & Fabrication — 0.2%
Rexnord Corp.†	12,629	228,837
MRI/Medical Diagnostic Imaging — 0.2%
Alliance HealthCare Services, Inc.†	3,425	31,441
Surgical Care Affiliates, Inc.†	4,175	166,207
		197,648
Multimedia — 0.7%
Walt Disney Co.	6,561	689,430
Networking Products — 0.2%
NETGEAR, Inc.†	600	25,146
Polycom, Inc.†	11,875	149,506
		174,652
Office Supplies & Forms — 0.1%
ACCO Brands Corp.†	18,000	128,340
Oil & Gas Drilling — 0.0%
Parker Drilling Co.†	4,550	8,281
Oil Companies-Exploration & Production — 0.2%
Anadarko Petroleum Corp.	1,942	94,342
Bill Barrett Corp.†	15,025	59,048
Penn Virginia Corp.†	4,100	1,232
Rex Energy Corp.†	5,625	5,906
Stone Energy Corp.†	9,700	41,613
Unit Corp.†	1,725	21,045
		223,186
Oil Field Machinery & Equipment — 0.0%
Exterran Corp.†	212	3,403
Oil Refining & Marketing — 0.1%
Adams Resources & Energy, Inc.	250	9,600
Alon USA Energy, Inc.	1,175	17,437
Phillips 66	779	63,722
Western Refining, Inc.	550	19,591
		110,350
Oil-Field Services — 0.3%
Archrock, Inc.	900	6,768
Baker Hughes, Inc.	2,522	116,390
Basic Energy Services, Inc.†	1,925	5,159
Gulfmark Offshore, Inc., Class A	5,525	25,802
Key Energy Services, Inc.†	12,650	6,099
Pioneer Energy Services Corp.†	3,725	8,083
SEACOR Holdings, Inc.†	1,525	80,154
		248,455
Paper & Related Products — 0.0%
Domtar Corp.	575	21,246
Pharmacy Services — 0.8%
Diplomat Pharmacy, Inc.†	6,276	214,765
Express Scripts Holding Co.†	6,761	590,979
		805,744
Poultry — 0.1%
Pilgrim’s Pride Corp.	2,350	51,912
Sanderson Farms, Inc.	625	48,450
		100,362
Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	2,775	78,338
Printing-Commercial — 0.1%
Deluxe Corp.	1,500	81,810
Ennis, Inc.	3,325	64,006
		145,816
Private Equity — 0.0%
Gramercy Property Trust	1,775	13,703
Protection/Safety — 0.0%
Landauer, Inc.	1,050	34,566
Publishing-Books — 0.1%
Houghton Mifflin Harcourt Co.†	3,300	71,874
Racetracks — 0.0%
Speedway Motorsports, Inc.	1,225	25,382

5

Real Estate Investment Trusts — 2.2%
American Assets Trust, Inc.	1,325	50,814
American Tower Corp.	6,621	641,906
Armada Hoffler Properties, Inc.	200	2,096
Ashford Hospitality Prime, Inc.	158	2,291
Ashford Hospitality Trust, Inc.	575	3,628
BioMed Realty Trust, Inc.	725	17,175
Capstead Mtg. Corp.	10,575	92,425
CBL & Associates Properties, Inc.	1,450	17,937
CoreSite Realty Corp.	4,025	228,298
Cousins Properties, Inc.	375	3,536
CYS Investments, Inc.	20,375	145,274
DCT Industrial Trust, Inc.	693	25,897
DiamondRock Hospitality Co.	1,425	13,751
EastGroup Properties, Inc.	800	44,488
EPR Properties	850	49,682
Equity LifeStyle Properties, Inc.	500	33,335
FelCor Lodging Trust, Inc.	1,350	9,855
First Industrial Realty Trust, Inc.	725	16,044
Franklin Street Properties Corp.	1,225	12,679
Gladstone Commercial Corp.	275	4,012
Government Properties Income Trust	1,350	21,425
Hersha Hospitality Trust	2,500	54,400
Hospitality Properties Trust	1,450	37,918
LTC Properties, Inc.	2,275	98,143
Mack-Cali Realty Corp.	1,275	29,771
Monogram Residential Trust, Inc.	1,250	12,200
National Retail Properties, Inc.	550	22,028
Pennsylvania Real Estate Investment Trust	1,425	31,165
Post Properties, Inc.	775	45,849
Potlatch Corp.	2,625	79,380
PS Business Parks, Inc.	250	21,858
RAIT Financial Trust	700	1,890
Ramco-Gershenson Properties Trust	2,625	43,601
RLJ Lodging Trust	575	12,437
Saul Centers, Inc.	700	35,889
Silver Bay Realty Trust Corp.	325	5,090
Simon Property Group, Inc.	1,042	202,606
Summit Hotel Properties, Inc.	450	5,378
Taubman Centers, Inc.	475	36,442
		2,212,593
Real Estate Management/Services — 0.2%
Jones Lang LaSalle, Inc.	1,308	209,097
Real Estate Operations & Development — 0.2%
Alexander & Baldwin, Inc.	1,850	65,324
Forestar Group, Inc.†	9,225	100,921
St. Joe Co.†	275	5,090
		171,335
Recreational Vehicles — 0.3%
Polaris Industries, Inc.	3,706	318,531
Research & Development — 0.1%
Arrowhead Research Corp.†	5,325	32,749
PAREXEL International Corp.†	950	64,714
		97,463
Respiratory Products — 0.1%
Inogen, Inc.†	2,900	116,261
Retail-Apparel/Shoe — 0.3%
Abercrombie & Fitch Co., Class A	3,025	81,675
Children’s Place, Inc.	3,725	205,620
Guess?, Inc.	1,050	19,824
		307,119
Retail-Auto Parts — 0.2%
AutoZone, Inc.†	287	212,928
Retail-Building Products — 0.9%
Lowe’s Cos., Inc.	12,066	917,499
Retail-Discount — 0.5%
Big Lots, Inc.	1,925	74,189
Dollar Tree, Inc.†	6,053	467,413
		541,602
Retail-Gardening Products — 0.3%
Tractor Supply Co.	3,186	272,403
Retail-Hair Salons — 0.2%
Regis Corp.†	10,625	150,344
Retail-Home Furnishings — 0.0%
Kirkland’s, Inc.	775	11,238
Retail-Jewelry — 0.0%
Movado Group, Inc.	1,375	35,351
Retail-Pawn Shops — 0.0%
Cash America International, Inc.	775	23,211
Retail-Regional Department Stores — 0.1%
Dillard’s, Inc., Class A	1,500	98,565
Retail-Restaurants — 1.5%
Bloomin’ Brands, Inc.	1,225	20,690
Bob Evans Farms, Inc.	1,025	39,821
Bravo Brio Restaurant Group, Inc.†	2,300	20,700
Chipotle Mexican Grill, Inc.†	485	232,727
DineEquity, Inc.	125	10,584
Dunkin’ Brands Group, Inc.	5,581	237,695
Jack in the Box, Inc.	1,800	138,078
Ruby Tuesday, Inc.†	3,925	21,627
Sonic Corp.	5,400	174,474
Starbucks Corp.	11,162	670,055
		1,566,451
Retail-Video Rentals — 0.1%
Outerwall, Inc.	3,675	134,284
Retail-Vitamins & Nutrition Supplements — 0.0%
Flex Pharma, Inc.†	2,250	28,013
Rubber-Tires — 0.2%
Cooper Tire & Rubber Co.	5,950	225,207
Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	450	5,994
Satellite Telecom — 0.1%
DigitalGlobe, Inc.†	5,835	91,376
Savings & Loans/Thrifts — 0.4%
Astoria Financial Corp.	350	5,548
BankFinancial Corp.	250	3,158
Beneficial Bancorp, Inc.†	1,242	16,543
Capitol Federal Financial, Inc.	275	3,454

6

Charter Financial Corp.	1,225		16,182
Flushing Financial Corp.	1,025		22,181
Investors Bancorp, Inc.	3,400		42,296
Meridian Bancorp, Inc.	8,575		120,907
Northfield Bancorp, Inc.	10,025		159,598
OceanFirst Financial Corp.	950		19,029
Oritani Financial Corp.	2,200		36,300
			445,196
Schools — 0.2%
K12, Inc.†	1,325		11,660
Strayer Education, Inc.†	2,850		171,342
			183,002
Semiconductor Components-Integrated Circuits — 0.3%
Atmel Corp.	19,364		166,724
Integrated Device Technology, Inc.†	4,225		111,329
			278,053
Semiconductor Equipment — 0.1%
Cohu, Inc.	8,150		98,370
Tessera Technologies, Inc.	800		24,008
Xcerra Corp.†	3,175		19,209
			141,587
Steel-Producers — 0.1%
Worthington Industries, Inc.	2,425		73,090
Telecom Equipment-Fiber Optics — 0.0%
Harmonic, Inc.†	8,250		33,578
Telecom Services — 0.2%
EarthLink Holdings Corp.	10,275		76,343
Ooma, Inc.†	4,575		29,051
Vonage Holdings Corp.†	1,200		6,888
West Corp.	2,800		60,396
			172,678
Telecommunication Equipment — 0.3%
CommScope Holding Co., Inc.†	7,305		189,126
Plantronics, Inc.	1,625		77,058
			266,184
Telephone-Integrated — 0.1%
Cincinnati Bell, Inc.†	25,400		91,440
Windstream Holdings, Inc.	3,800		24,472
			115,912
Television — 0.1%
ION Media Networks, Inc.†(1)(2)(3)	4		4,020
Sinclair Broadcast Group, Inc., Class A	3,975		129,346
			133,366
Therapeutics — 0.2%
aTyr Pharma, Inc.†	2,750		27,032
Axsome Therapeutics, Inc.†	1,069		9,760
Cara Therapeutics, Inc.†	600		10,116
Flexion Therapeutics, Inc.†	1,550		29,868
Mirati Therapeutics, Inc.†	1,000		31,600
Neurocrine Biosciences, Inc.†	1,300		73,541
Seres Therapeutics, Inc.†	675		23,686
Xencor, Inc.†	1,025		14,986
Zafgen, Inc.†	200		1,258
			221,847
Tobacco — 0.5%
Altria Group, Inc.	7,706		448,566
Universal Corp.	725		40,658
			489,224
Toys — 0.2%
Mattel, Inc.	8,461		229,885
Transactional Software — 0.1%
ACI Worldwide, Inc.†	2,625		56,175
Transport-Air Freight — 0.0%
Atlas Air Worldwide Holdings, Inc.†	1,050		43,407
Transport-Rail — 0.4%
Union Pacific Corp.	5,233		409,221
Transport-Services — 0.2%
Matson, Inc.	3,825		163,060
Transport-Truck — 0.1%
ArcBest Corp.	1,625		34,759
P.A.M. Transportation Services, Inc.†	334		9,215
Swift Transportation Co.†	1,700		23,494
USA Truck, Inc.†	3,025		52,786
			120,254
Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.†	250		13,405
USANA Health Sciences, Inc.†	775		99,006
			112,411
Water — 0.1%
American States Water Co.	3,075		128,996
Web Hosting/Design — 0.0%
Web.com Group, Inc.†	1,200		24,012
Web Portals/ISP — 2.3%
Alphabet, Inc., Class C†	2,991		2,269,810
Blucora, Inc.†	3,200		31,360
			2,301,170
Wireless Equipment — 0.6%
InterDigital, Inc.	4,275		209,646
Motorola Solutions, Inc.	4,494		307,614
Ubiquiti Networks, Inc.†	2,850		90,317
			607,577
Total Common Stocks (cost $51,945,944)			58,720,456
PREFERRED SECURITIES/CAPITAL SECURITIES — 1.2%
Banks-Commercial — 0.3%
Banco Bilbao Vizcaya Argentaria SA FRS 7.00% due 02/19/2019(4)	EUR	200,000	213,247
Banco Santander SA FRS 6.25% due 03/12/2019(4)	EUR	100,000	102,698
			315,945
Building Societies — 0.2%
Nationwide Building Society FRS 6.88% due 06/20/2019(4)	GBP	100,000	147,789

7

Diversified Banking Institutions — 0.6%
Barclays PLC FRS 8.25% due 12/15/2018(4)	200,000		212,940
Lloyds Banking Group PLC FRS 6.38% due 06/27/2020(4)	EUR	200,000	229,252
Societe Generale SA FRS 8.25% due 11/29/2018(4)	200,000		212,000
			654,192
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 11/30/2056†(2)	8,000		1
Insurance-Multi-line — 0.0%
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068	30,000		32,812
Insurance-Property/Casualty — 0.1%
ACE Capital Trust II 9.70% due 04/01/2030	65,000		93,925
Total Preferred Securities/Capital Securities (cost $1,400,219)			1,244,664
ASSET BACKED SECURITIES — 14.5%
Diversified Financial Services — 14.5%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.59% due 01/25/2037(5)	79,919		77,788
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	8,000		7,978
AMMC CLO XIV, Ltd. FRS Series 2014-14A, Class A1L 1.77% due 07/27/2026*(6)	250,000		247,250
Apidos CLO XX FRS Series 2015-20A, Class A1 1.87% due 01/16/2027*(6)	250,000		248,575
Ares XXX CLO, Ltd. FRS Series 2014-30A, Class A2 1.17% due 04/20/2023*(6)	198,326		197,315
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 2.00% due 10/25/2034	12,676		11,849
Atrium XI FRS Series 11-A, Class B 2.47% due 10/23/2025*(6)	250,000		245,825
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.74% due 02/10/2051(7)	92,930		96,687
Banc of America Commercial Mtg. Trust VRS Series 2006-2, Class A4 5.83% due 05/10/2045(7)	25,006		25,038
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(7)	200,000		198,963
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.65% due 02/25/2036(5)	158,260		141,570
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(7)	67,914		70,832
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW16, Class A4 5.72% due 06/11/2040(7)	35,518		36,360
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	14,350		14,132
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	4,903		4,902
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A,Class A1 1.79% due 04/27/2027*(6)	250,000		247,625
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2014-4A, Class B 2.77% due 10/15/2026*(6)	250,000		249,650
Cent CLO, Ltd. FRS Series 2015-23A, Class A1 1.81% due 04/17/2026*(6)	250,000		246,825
CIFC Funding, Ltd. FRS Series 2014-2A, Class A1L 1.86% due 05/24/2026*(6)	250,000		247,500
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(7)	65,000		68,204
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A4 4.13% due 11/10/2046(7)	125,000		132,361
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.14% due 12/10/2049(7)	29,943		31,484
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.63% due 03/25/2036(5)	90,543		86,365
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(7)	120,543		122,572
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(7)	99,919		103,617
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(7)	90,000		88,248

8

Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(7)	105,000	105,904
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(7)	125,267	126,267
Commercial Mtg. Trust Series 2015-CR26, Class A4 3.63% due 10/10/2048(7)	128,000	129,067
Commercial Mtg. Trust Series 2014-UBS4, Class A5 3.69% due 08/10/2047(7)	127,000	129,025
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(7)	123,000	127,562
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(7)	60,000	62,662
Commercial Mtg. Trust Series 2013-CR12, Class A4 4.05% due 10/10/2046(7)	65,000	68,586
Commercial Mtg. Trust VRS Series 2013-CR9, Class A4 4.23% due 07/10/2045(7)	45,000	48,357
Commercial Mtg. Trust Series 2007-GG9, Class A4 5.44% due 03/10/2039(7)	88,615	90,590
Commercial Mtg. Trust VRS Series 2006-C7, Class A4 5.77% due 06/10/2046(7)	27,215	27,439
Commercial Mtg. Trust VRS Series 2008-LS1, Class A4B 6.04% due 12/10/2049(7)	85,357	87,992
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(5)	6,854	6,900
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(5)	62,317	58,166
Countrywide Home Loan Mtg. Pass Through Trust Series 2006-14, Class A3 6.25% due 09/25/2036(5)	3,153	2,988
Credit Suisse First Boston Mtg. Securities Corp. Series 2005-C3, Class AJ 4.77% due 07/15/2037(7)	792	791
Credit Suisse Mtg. Capital Certs., Series 2006-C4, Class A3 5.47% due 09/15/2039(7)	39,425	39,841
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.90% due 06/15/2057(7)(8)	1,040,378	59,581
CSAIL Commercial Mtg. Trust Series 2015-C3, Class A4 3.72% due 08/15/2048(7)	132,000	133,724
Domino’s Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	47,066	48,414
Drive Auto Receivables Trust Series 2015-BA, Class B 2.12% due 06/17/2019*	85,000	84,811
First Horizon Alternative Mtg. Securities Trust FRS Series 2005-AA3, Class 3A1 2.38% due 05/25/2035(5)	145,971	140,268
First Investors Auto Owner Trust Series 2014-1A, Class A3 1.49% due 01/15/2020*	35,000	34,941
First Investors Auto Owner Trust Series 2014-3A, Class A3 1.67% due 11/16/2020*	115,000	114,285
First Investors Auto Owner Trust Series 2013-1A, Class B 1.81% due 10/15/2018*	20,000	20,001
First Investors Auto Owner Trust Series 2014-3A, Class B 2.39% due 11/16/2020*	155,000	154,288
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	6,000	5,977
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class B 1.40% due 02/15/2019	40,000	39,954
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	12,000	11,946
Galaxy XIX CLO, Ltd. FRS Series 2015-19A, Class A1A 1.87% due 01/24/2027*(6)	250,000	247,850
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(7)	110,000	108,137
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(7)	30,000	34,781
GS Mtg. Securities Trust Series 2012-GCJ7, Class A4 3.38% due 05/10/2045(7)	90,000	92,098
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(7)	120,000	122,300
GS Mtg. Securities Trust Series 2014-GC22, Class A5 3.86% due 06/10/2047(7)	100,000	103,665
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(7)	115,000	120,213

9

GS Mtg. Securities Trust Series 2014-GC18, Class A4 4.07% due 01/10/2047(7)	55,000	57,908
GSAA Home Equity Trust FRS Series 2007-4, Class A1 0.52% due 03/25/2037	220,841	114,733
GSR Mtg. Loan Trust FRS Series 2006-AR2, Class 3A1 2.56% due 04/25/2036(5)	12,933	10,905
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.75% due 04/25/2035(5)	49,555	47,120
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.83% due 03/25/2047(5)	39,428	33,958
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.87% due 01/25/2036(5)	60,120	55,800
GTP Acquisition Partners I LLC Series 2015-2, CLASS A 3.48% due 06/15/2050*	135,000	132,907
Hilton USA Trust Series 2013-HLT, Class AFX 2.66% due 11/05/2030*(7)	160,000	160,120
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.96% due 05/25/2035(5)	81,948	75,471
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(7)	98,900	102,644
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(7)	95,000	100,970
JP Morgan Chase Commercial Mtg. Securities Trust Series 2006-LDP9, Class A3 5.34% due 05/15/2047(7)	157,180	160,085
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.69% due 02/12/2049(7)	91,492	94,367
JP Morgan Chase Commercial Mtg. Securities Trust Series 2008-C2, Class A4 6.07% due 02/12/2051(7)	80,005	84,606
JPMBB Commercial Mtg. Securities Trust VRS Series 2015-C33, Class A4 3.77% due 12/15/2048(7)	120,000	122,386
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(7)	120,000	122,857
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class A3 5.43% due 02/15/2040(7)	44,673	45,848
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class A4 5.82% due 06/15/2038(7)	86,692	87,452
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(7)	78,251	80,506
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.09% due 04/15/2041(7)	111,417	117,347
LSTAR Securities Investment Trust FRS Series 2015-9, Class A1 2.24% due 10/01/2020*(1)(5)	144,080	141,559
Madison Park Funding XI, Ltd. FRS Series 2013-11A, Class A1A 1.60% due 10/23/2025*(6)	250,000	246,700
Magnetite IX, Ltd. FRS Series 2014-9A, Class A1 1.74% due 07/25/2026*(6)	250,000	247,200
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A2, Class A2 2.50% due 02/25/2035(5)	67,050	67,270
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.72% due 12/25/2034(5)	41,566	41,014
Merrill Lynch Mtg. Trust VRS Series 2006-C1, Class A4 5.67% due 05/12/2039(7)	56,319	56,378
ML-CFC Commercial Mtg. Trust Series 2007-5, Class A4 5.38% due 08/12/2048(7)	110,110	112,715
ML-CFC Commercial Mtg. Trust Series 2007-9, Class A4 5.70% due 09/12/2049(7)	48,695	50,653
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.74% due 06/12/2050(7)	64,164	66,586
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.16% due 12/15/2047(7)(8)	293,208	18,979
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class A5 3.74% due 08/15/2047(7)	110,000	113,229
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(7)	20,000	21,103
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2029*(7)	100,000	102,343
Morgan Stanley Capital I Trust Series 2006-IQ12, Class A4 5.33% due 12/15/2043(7)	126,474	128,718

10

Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class A4 5.69% due 04/15/2049(7)	95,000	97,434
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(7)	55,250	57,714
Morgan Stanley Capital I Trust VRS Series 2008-T29, Class A4 6.27% due 01/11/2043(7)	48,605	51,719
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(5)	48,886	43,980
MortgageIT Trust FRS Series 2005-4, Class A1 0.70% due 10/25/2035(5)	200,067	182,673
Neuberger Berman CLO XVII, Ltd. FRS Series 2014-17A, Class A 1.80% due 08/04/2025*(6)	250,000	247,725
Nomura Asset Acceptance Corp Alternative Loan Trust FRS Series 2006-AF1, Class 3A1 3.71% due 06/25/2036(5)	133,575	99,837
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(5)	17,459	17,127
NRZ Advance Receivables Trust Series 2015-T2, Class AT2 3.30% due 08/17/2048*	370,000	367,367
Oaktree EIF II Series B1, Ltd. FRS Series BH3-B1A, Class A 1.91% due 02/15/2026*(6)	250,000	248,125
OCP CLO, Ltd. FRS Series 2015-8A, Class A1 1.82% due 04/17/2027*(6)	215,000	212,914
Ocwen Master Advance Receivables Trust Series 2015-1, Class AT1 2.54% due 09/17/2046*	115,000	114,899
OHA Credit Partners VII, Ltd. FRS Series 2012-7A, Class A 1.79% due 11/20/2023*(6)	200,000	199,700
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.52% due 02/25/2037	43,253	25,627
OZLM VI, Ltd. FRS Series 2014-6A, Class A1 1.87% due 04/17/2026*(6)	250,000	248,450
OZLM XII, Ltd. FRS Series 2015-12A, Class A1 1.77% due 04/30/2027*(6)	250,000	246,400
Race Point IX CLO, Ltd. FRS Series BH3-9A, Class A1 1.83% due 04/15/2027*(6)	250,000	246,475
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(9)	197,581	108,243
RFMSI Series Trust FRS Series 2005-SA3, Class 1A 2.87% due 08/25/2035(5)	140,124	105,888
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(5)	3,399	3,375
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.55% due 05/25/2037	104,583	70,528
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.54% due 02/20/2047(5)	101,750	87,860
Sound Point CLO VIII, Ltd. FRS Series 2015-1A, Class A 1.85% due 04/15/2027*(6)	250,000	247,725
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.67% due 11/25/2036	160,000	110,087
SpringCastle America Funding LLC Series 2014-A, Class AA 2.70% due 05/25/2023*	77,852	77,680
Treman Park CLO, Ltd. FRS Series 2015-1A, Class A 1.82% due 04/20/2027*(6)	250,000	248,175
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(7)	70,000	70,256
Voya CLO, Ltd. FRS Series 2015-1A, Class A1 1.80% due 04/18/2027*(6)	250,000	247,750
Voya CLO, Ltd. FRS Series 2014-4A, Class A2A 2.72% due 10/14/2026*(6)	250,000	249,550
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR15, Class 2A 2.15% due 11/25/2046(5)	122,858	109,920
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.19% due 09/15/2057(7)(8)	999,060	71,651
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(7)	65,000	67,183
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.64% due 03/25/2035(5)	93,564	95,017
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.72% due 10/25/2036(5)	61,230	56,832
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.75% due 11/25/2034(5)	3,219	3,230

11

Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.85% due 01/25/2035(5)	133,947	134,316
Westlake Automobile Receivables Trust Series 2014-B, Class 2A 1.58% due 04/15/2020*	125,000	124,760
WF-RBS Commercial Mtg. Trust Series 2014-C21, Class A5 3.68% due 08/15/2047(7)	75,000	76,720
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(7)	120,000	125,763
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(7)	110,000	115,765
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(7)	50,111	52,936
WF-RBS Commercial Mtg. Trust VRS Series 2013-C15, Class A4 4.15% due 08/15/2046(7)	35,000	37,157
Total Asset Backed Securities (cost $14,794,429)		14,667,856
U.S. CORPORATE BONDS & NOTES — 11.3%
Aerospace/Defense — 0.0%
BAE Systems Holdings, Inc. Company Guar. Notes 2.85% due 12/15/2020*	10,000	9,974
Lockheed Martin Corp. Senior Notes 2.50% due 11/23/2020	20,000	19,881
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	15,000	15,366
		45,221
Agricultural Chemicals — 0.1%
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	30,000	25,508
CF Industries, Inc. Company Guar. Notes 5.15% due 03/15/2034	105,000	92,370
		117,878
Apparel Manufacturers — 0.0%
William Carter Co. Company Guar. Notes 5.25% due 08/15/2021	45,000	46,238
Applications Software — 0.2%
Microsoft Corp. Senior Notes 2.00% due 11/03/2020	55,000	55,015
Microsoft Corp. Senior Notes 2.65% due 11/03/2022	100,000	99,899
		154,914
Auto-Cars/Light Trucks — 0.5%
Ford Motor Co. Senior Notes 7.45% due 07/16/2031	15,000	18,510
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	11,000	10,923
Ford Motor Credit Co. LLC Senior Notes 3.16% due 08/04/2020	200,000	199,299
General Motors Financial Co., Inc. Company Guar. Notes 2.40% due 04/10/2018	50,000	49,755
General Motors Financial Co., Inc. Company Guar. Notes 3.50% due 07/10/2019	80,000	80,268
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017	110,000	114,008
		472,763
Banks-Commercial — 0.4%
Bank of Nova Scotia Sub. Notes 4.50% due 12/16/2025	115,000	114,468
Capital One NA/Mclean VA Senior Notes 1.65% due 02/05/2018	250,000	247,526
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	60,000	62,700
		424,694
Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 2.60% due 08/17/2020	90,000	90,356
Banks-Super Regional — 0.4%
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	10,000	9,874
PNC Funding Corp. Company Guar. Notes 5.63% due 02/01/2017	60,000	62,378
SunTrust Banks, Inc. Senior Notes 3.50% due 01/20/2017	75,000	76,294
Wells Fargo & Co. Senior Notes 3.30% due 09/09/2024	50,000	49,741
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	80,000	80,713

12

Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	85,000	94,426
		373,426
Batteries/Battery Systems — 0.0%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	30,000	29,850
Brewery — 0.1%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.15% due 02/01/2019	10,000	9,942
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	20,000	19,242
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	40,000	34,368
		63,552
Broadcast Services/Program — 0.1%
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	50,000	49,750
Building & Construction Products-Misc. — 0.1%
Building Materials Corp. of America Senior Notes 6.00% due 10/15/2025*	60,000	61,200
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 5.95% due 03/15/2022	15,000	16,200
Building-Heavy Construction — 0.2%
SBA Tower Trust Mtg. Notes 2.90% due 10/15/2044*	80,000	78,177
SBA Tower Trust Mtg. Notes 3.60% due 04/15/2043*	85,000	84,694
		162,871
Building-Residential/Commercial — 0.1%
CalAtlantic Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	60,000	60,300
Lennar Corp. Company Guar. Notes 4.50% due 06/15/2019	55,000	55,928
Meritage Homes Corp. Company Guar. Notes 6.00% due 06/01/2025	25,000	24,937
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,238
		146,403
Cable/Satellite TV — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	46,000	46,460
CCO Safari II LLC Senior Sec. Notes 3.58% due 07/23/2020*	65,000	64,611
CCO Safari II LLC Senior Sec. Notes 4.46% due 07/23/2022*	40,000	39,861
CCO Safari II LLC Senior Sec. Notes 4.91% due 07/23/2025*	95,000	94,908
CCO Safari II LLC Senior Sec. Notes 6.48% due 10/23/2045*	120,000	120,197
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	55,000	54,044
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	30,000	31,161
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*	35,000	31,805
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	70,000	64,131
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 1.75% due 01/15/2018	50,000	49,801
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 2.40% due 03/15/2017	25,000	25,201
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.80% due 03/15/2022	25,000	25,158
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	4,000	3,470
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	60,000	60,450
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	35,000	27,467
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	25,000	23,692

13

Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/2018	45,000	49,097
		811,514
Casino Hotels — 0.0%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. Senior Notes 5.38% due 03/15/2022	30,000	28,507
Cellular Telecom — 0.1%
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*	20,000	21,050
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	40,000	28,850
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	9,000	9,180
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 11/15/2020	35,000	36,382
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	10,000	10,375
		105,837
Coal — 0.0%
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	69,000	9,488
Commercial Services-Finance — 0.0%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022	25,000	24,125
Computer Services — 0.1%
Hewlett Packard Enterprise Co. Company Guar. Notes 2.45% due 10/05/2017*	75,000	74,936
Computers — 0.0%
Apple, Inc. Senior Notes 3.45% due 02/09/2045	30,000	25,829
Containers-Metal/Glass — 0.0%
Ball Corp. Company Guar. Notes 4.38% due 12/15/2020	5,000	5,078
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.88% due 08/15/2023*	15,000	15,225
		20,303
Data Processing/Management — 0.0%
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	30,000	30,150
Decision Support Software — 0.0%
MSCI, Inc. Company Guar. Notes 5.25% due 11/15/2024*	10,000	10,150
MSCI, Inc. Company Guar. Notes 5.75% due 08/15/2025*	5,000	5,125
		15,275
Diagnostic Equipment — 0.1%
Danaher Corp. Senior Notes 2.40% due 09/15/2020	30,000	29,999
Danaher Corp. Senior Notes 3.35% due 09/15/2025	20,000	20,304
		50,303
Diversified Banking Institutions — 2.6%
Bank of America Corp. Senior Notes 1.95% due 05/12/2018	50,000	49,717
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	50,000	48,688
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	75,000	73,420
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	40,000	41,358
Bank of America Corp. Sub. Notes 4.20% due 08/26/2024	50,000	49,609
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	30,000	31,311
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	150,000	170,205
Bank of America Corp. Senior Notes 6.88% due 04/25/2018	55,000	60,679
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	150,000	149,259
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	40,000	40,400
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	120,000	119,205
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	75,000	76,110

14

Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	55,000	59,702
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	55,000	55,475
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	105,000	104,203
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	75,000	74,951
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	20,000	19,656
Goldman Sachs Group, Inc. Senior Notes 4.75% due 10/21/2045	5,000	4,967
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	65,000	63,140
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	27,000	29,661
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	17,000	19,914
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	45,000	53,676
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	50,000	56,523
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	46,000	53,771
JPMorgan Chase & Co. Senior Notes 2.55% due 10/29/2020	80,000	79,329
JPMorgan Chase & Co. Senior Notes 2.75% due 06/23/2020	70,000	70,312
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	16,000	16,092
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	40,000	42,434
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	170,000	169,594
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	30,000	31,927
JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	15,000	17,314
JPMorgan Chase & Co. Sub. Notes 5.63% due 08/16/2043	130,000	141,466
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	30,000	33,639
Morgan Stanley Senior Notes 1.88% due 01/05/2018	150,000	149,853
Morgan Stanley Senior Notes 2.65% due 01/27/2020	20,000	19,946
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	60,000	58,235
Morgan Stanley Senior Notes 4.00% due 07/23/2025	15,000	15,447
Morgan Stanley Senior Notes 4.30% due 01/27/2045	80,000	76,329
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	63,000	63,206
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	5,000	5,306
Morgan Stanley Senior Notes 6.63% due 04/01/2018	125,000	137,066
		2,633,095
Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 2.70% due 10/09/2022	15,000	14,937
Electric-Integrated — 0.2%
AES Corp. Senior Notes 4.88% due 05/15/2023	3,000	2,625
AES Corp. Senior Notes 5.50% due 03/15/2024	5,000	4,462
AES Corp. Senior Notes 8.00% due 06/01/2020	50,000	55,000
Exelon Corp. Senior Notes 2.85% due 06/15/2020	50,000	49,727
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	50,000	61,564
		173,378
Entertainment Software — 0.1%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	60,000	62,850

15

Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 5.50% due 01/15/2019	15,000	14,025
Navient Corp. Senior Notes 8.45% due 06/15/2018	45,000	47,363
Synchrony Financial Senior Notes 2.60% due 01/15/2019	60,000	59,784
		121,172
Finance-Credit Card — 0.2%
Visa, Inc. Senior Notes 1.20% due 12/14/2017	65,000	64,927
Visa, Inc. Senior Notes 2.80% due 12/14/2022	75,000	75,310
Visa, Inc. Senior Notes 4.30% due 12/14/2045	50,000	50,728
		190,965
Finance-Investment Banker/Broker — 0.0%
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	40,000	44,124
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	10,000	737
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(2)	11,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(2)	15,000	2
		44,864
Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 4.50% due 01/15/2016	100,000	100,003
Finance-Other Services — 0.0%
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	35,000	34,991
Food-Misc./Diversified — 0.2%
Kraft Heinz Foods Co. Company Guar. Notes 2.00% due 07/02/2018*	115,000	114,457
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020*	35,000	34,910
		149,367
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 4.50% due 11/15/2020	40,000	40,400
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	40,000	40,800
Independent Power Producers — 0.0%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	2,000	2,050
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	4,000	4,129
		6,179
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 2.55% due 10/15/2018	40,000	40,381
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	15,000	14,767
		55,148
Insurance-Life/Health — 0.0%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	5,000	5,088
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	65,000	94,387
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	15,000	14,700
Machinery-Farming — 0.0%
CNH Industrial Capital LLC Company Guar. Notes 4.38% due 11/06/2020	25,000	23,563
Medical Instruments — 0.1%
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	55,000	55,390
Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	25,000	25,273
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	15,000	15,163
		95,826
Medical Products — 0.1%
Zimmer Biomet Holdings, Inc. Senior Notes 1.45% due 04/01/2017	100,000	99,513

16

Medical-Biomedical/Gene — 0.1%
Celgene Corp. Senior Notes 4.63% due 05/15/2044	75,000	70,844
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	25,000	25,173
		96,017
Medical-Drugs — 0.1%
EMD Finance LLC Company Guar. Notes 2.95% due 03/19/2022*	65,000	62,715
Quintiles Transnational Corp. Company Guar. Notes 4.88% due 05/15/2023*	10,000	10,050
		72,765
Medical-HMO — 0.3%
Anthem, Inc. Senior Notes 2.30% due 07/15/2018	15,000	14,972
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	25,000	24,410
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	25,000	23,608
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	50,000	50,197
UnitedHealth Group, Inc. Senior Notes 1.90% due 07/16/2018	35,000	35,105
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	35,000	35,799
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	55,000	56,698
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	20,000	21,066
WellCare Health Plans, Inc. Senior Notes 5.75% due 11/15/2020	15,000	15,450
		277,305
Medical-Hospitals — 0.2%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	20,000	19,900
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	20,000	20,150
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	5,000	5,275
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	10,000	10,250
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	35,000	38,132
LifePoint Health, Inc. Company Guar. Notes 5.88% due 12/01/2023	5,000	5,075
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	60,000	63,150
		161,932
Medical-Wholesale Drug Distribution — 0.2%
Cardinal Health, Inc. Senior Notes 1.95% due 06/15/2018	25,000	24,935
Cardinal Health, Inc. Senior Notes 3.50% due 11/15/2024	90,000	90,104
McKesson Corp. Senior Notes 1.40% due 03/15/2018	60,000	59,229
		174,268
Multimedia — 0.4%
21st Century Fox America, Inc. Company Guar. Notes 3.70% due 10/15/2025*	35,000	34,913
21st Century Fox America, Inc. Company Guar. Notes 6.20% due 12/15/2034	75,000	85,158
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	35,000	40,974
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	100,000	122,809
Time Warner, Inc. Company Guar. Notes 7.63% due 04/15/2031	75,000	92,802
		376,656
Oil Companies-Exploration & Production — 0.1%
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023*	15,000	11,700
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	25,000	18,438
Devon Energy Corp. Senior Notes 5.85% due 12/15/2025	10,000	9,726
Hess Corp. Senior Notes 5.60% due 02/15/2041	20,000	16,858
Hess Corp. Senior Notes 6.00% due 01/15/2040	20,000	17,730

17

Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	60,000	64,458
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	5,000	3,300
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	10,000	7,000
		149,210
Oil Companies-Integrated — 0.1%
ConocoPhillips Co. Company Guar. Notes 3.35% due 11/15/2024	45,000	41,153
Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	45,000	39,679
		80,832
Oil Refining & Marketing — 0.0%
Tesoro Corp. Company Guar. Notes 5.13% due 04/01/2024	5,000	4,975
Oil-Field Services — 0.0%
Halliburton Co. Senior Notes 2.70% due 11/15/2020	25,000	24,711
Paper & Related Products — 0.0%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	4,000	3,760
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	25,000	24,188
		27,948
Pipelines — 0.5%
DCP Midstream LLC Senior Notes 9.75% due 03/15/2019*	5,000	5,091
DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	25,000	18,871
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	70,000	64,750
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	85,000	69,969
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	125,000	100,281
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	50,000	37,081
MPLX LP Company Guar. Notes 4.50% due 07/15/2023*	6,000	5,368
MPLX LP Company Guar. Notes 4.88% due 12/01/2024*	10,000	8,975
MPLX LP Company Guar. Notes 4.88% due 06/01/2025*	10,000	8,950
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	25,000	21,622
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.50% due 10/15/2019*	15,000	14,550
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.25% due 10/15/2022*	25,000	23,688
Williams Partners LP Senior Notes 3.60% due 03/15/2022	110,000	86,506
		465,702
Real Estate Investment Trusts — 0.5%
American Tower Corp. Senior Notes 3.40% due 02/15/2019	85,000	87,192
American Tower Corp. Senior Notes 3.45% due 09/15/2021	25,000	25,123
Duke Realty LP Senior Notes 3.75% due 12/01/2024	25,000	24,315
HCP, Inc. Senior Notes 3.75% due 02/01/2016	10,000	10,014
HCP, Inc. Senior Notes 5.38% due 02/01/2021	25,000	27,224
HCP, Inc. Senior Notes 6.00% due 01/30/2017	65,000	67,710
Kimco Realty Corp. Senior Notes 3.40% due 11/01/2022	10,000	9,906
Liberty Property LP Senior Notes 3.38% due 06/15/2023	25,000	23,711
Liberty Property LP Senior Notes 4.13% due 06/15/2022	20,000	20,228
UDR, Inc. Company Guar. Notes 3.70% due 10/01/2020	25,000	25,824
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	61,000	64,966

18

Welltower, Inc. Senior Notes 4.50% due 01/15/2024	35,000	35,806
Welltower, Inc. Senior Notes 5.25% due 01/15/2022	100,000	108,161
		530,180
Real Estate Operations & Development — 0.1%
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	75,000	75,943
Prologis LP Company Guar. Notes 3.75% due 11/01/2025	15,000	14,880
		90,823
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	25,000	30,467
United Rentals North America, Inc. Senior Sec. Notes 4.63% due 07/15/2023	15,000	14,963
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	20,000	19,400
		64,830
Retail-Automobile — 0.0%
Group 1 Automotive, Inc. Company Guar. Notes 5.00% due 06/01/2022	25,000	24,750
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 4.25% due 04/01/2046	55,000	56,226
Lowe’s Cos, Inc. Senior Notes 3.38% due 09/15/2025	35,000	35,535
		91,761
Retail-Drug Store — 0.3%
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	75,000	75,337
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	20,000	20,412
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	55,000	57,939
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	8,703	9,367
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	11,731	12,886
CVS Pass-Through Trust Pass Through Certs. 6.94% due 01/10/2030	111,523	127,509
		303,450
Retail-Perfume & Cosmetics — 0.0%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.63% due 12/01/2025	5,000	5,050
Retail-Restaurants — 0.0%
McDonald’s Corp. Senior Notes 2.75% due 12/09/2020	20,000	19,986
Security Services — 0.1%
ADT Corp. Senior Notes 6.25% due 10/15/2021	65,000	67,896
Semiconductor Components-Integrated Circuits — 0.0%
QUALCOMM, Inc. Senior Notes 3.45% due 05/20/2025	25,000	23,979
Steel-Producers — 0.0%
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	10,000	9,250
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	10,000	9,125
United States Steel Corp. Senior Notes 7.38% due 04/01/2020	30,000	15,588
		33,963
Telecommunication Equipment — 0.0%
CommScope, Inc. Senior Sec. Notes 4.38% due 06/15/2020*	20,000	20,150
Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	25,000	23,122
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	55,000	50,358
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022*	10,000	9,963
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	109,000	98,405
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	45,000	41,518
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	33,000	29,512

19

Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	175,000	151,935
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	24,000	22,721
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	9,000	8,240
		435,774
Television — 0.1%
TEGNA, Inc. Company Guar. Notes 5.13% due 10/15/2019	70,000	72,450
Tobacco — 0.1%
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	70,000	71,141
Transport-Rail — 0.1%
Kansas City Southern Company Guar. Notes 3.00% due 05/15/2023*	100,000	94,629
Transport-Services — 0.0%
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	35,000	34,787
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	30,000	30,052
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 06/15/2019*	5,000	4,918
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	95,000	98,809
		133,779
X-Ray Equipment — 0.0%
Hologic, Inc. Company Guar. Notes 5.25% due 07/15/2022*	10,000	10,200
Total U.S. Corporate Bonds & Notes (cost $11,703,402)		11,494,708
FOREIGN CORPORATE BONDS & NOTES — 2.2%
Auto/Truck Parts & Equipment-Original — 0.0%
Delphi Automotive PLC Company Guar. Notes 3.15% due 11/19/2020	30,000	29,961
Banks-Commercial — 0.7%
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	200,000	213,333
BPCE SA Sub. Notes 5.15% due 07/21/2024*	200,000	201,681
Credit Suisse AG NY Sub. Notes 5.40% due 01/14/2020	112,000	122,630
Santander Issuances SAU Company Guar. Notes 5.18% due 11/19/2025	200,000	196,970
		734,614
Building Products-Wood — 0.0%
Norbord, Inc. Senior Sec. Notes 6.25% due 04/15/2023*	30,000	29,625
Diversified Banking Institutions — 0.2%
Deutsche Bank AG Senior Notes 1.35% due 05/30/2017	33,000	32,787
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	100,000	124,475
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	13,000	13,968
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	30,000	32,661
		203,891
Electric-Generation — 0.1%
Electricite de France SA Senior Notes 4.95% due 10/13/2045*	60,000	58,257
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 5.50% due 02/15/2022	5,000	5,125
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	3,000	3,225
		8,350
Medical-Generic Drugs — 0.4%
Actavis Funding SCS Company Guar. Notes 2.35% due 03/12/2018	155,000	155,161
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	140,000	139,889
Mylan NV Company Guar. Notes 3.00% due 12/15/2018*	25,000	24,945
Mylan NV Company Guar. Notes 3.75% due 12/15/2020*	25,000	25,026
		345,021

20

Oil Companies-Exploration & Production — 0.1%
Encana Corp. Senior Notes 6.50% due 05/15/2019	70,000		68,249
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	30,000		22,950
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	6,000		4,110
			95,309
Oil Companies-Integrated — 0.4%
BP Capital Markets PLC Company Guar. Notes 2.52% due 01/15/2020	40,000		39,870
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	45,000		35,225
Ecopetrol SA Senior Notes 5.88% due 05/28/2045	35,000		24,850
Petrobras Global Finance BV Company Guar. Notes 6.75% due 01/27/2041	60,000		38,400
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	65,000		48,902
Petroleos Mexicanos Company Guar. Notes 7.47% due 11/12/2026	MXN	1,000,000	51,880
Statoil ASA Company Guar. Notes 3.70% due 03/01/2024	5,000		5,066
Statoil ASA Company Guar. Notes 3.95% due 05/15/2043	50,000		45,198
YPF SA Senior Notes 8.50% due 07/28/2025	65,000		61,912
			351,303
Paper & Related Products — 0.0%
Cascades, Inc. Senior Notes 5.75% due 07/15/2023*	25,000		24,000
Semiconductor Components-Integrated Circuits — 0.2%
TSMC Global, Ltd. Company Guar. Notes 1.63% due 04/03/2018*	200,000		196,025
Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	20,000		19,550
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	55,000		54,984
Transport-Rail — 0.0%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	25,000		32,293
Wireless Equipment — 0.0%
Nokia Oyj Senior Notes 6.63% due 05/15/2039	25,000		25,578
Total Foreign Corporate Bonds & Notes (cost $2,289,533)			2,208,761
MUNICIPAL BONDS & NOTES — 0.6%
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	5,000		5,811
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	70,000		81,355
New Jersey Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	40,000		56,810
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	14,000		15,052
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038	175,000		52,062
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.20% due 07/01/2039	85,000		25,287
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series B 6.55% due 07/01/2058	25,000		7,438
State of California General Obligation Bonds 7.35% due 11/01/2039	10,000		14,165
State of California General Obligation Bonds 7.55% due 04/01/2039	60,000		87,151
State of California General Obligation Bonds 7.63% due 03/01/2040	75,000		109,220
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	20,000		18,913

21

State of Illinois General Obligation Bonds 5.67% due 03/01/2018	55,000	58,237
University of California Revenue Bonds Series AJ 4.60% due 05/15/2031	75,000	79,942
Total Municipal Bonds & Notes (cost $644,825)		611,443
U.S. GOVERNMENT AGENCIES — 15.4%
Federal Home Loan Mtg. Corp. — 3.0%
1.89% due 02/01/2037 FRS	3,853	4,012
2.50% due 01/01/2028	7,238	7,357
2.50% due 04/01/2028	25,617	26,047
3.00% due 08/01/2027	11,891	12,268
3.00% due 10/01/2042	19,133	19,150
3.00% due 11/01/2042	15,005	15,015
3.00% due 02/01/2043	40,829	40,854
3.00% due 08/01/2043	182,890	182,958
3.00% due 07/01/2045	297,936	297,687
3.50% due 03/01/2042	9,528	9,820
3.50% due 08/01/2042	55,631	57,337
3.50% due 09/01/2043	44,094	45,527
3.50% due January TBA	700,000	720,569
4.00% due 03/01/2023	9,527	9,916
4.00% due 10/01/2043	48,614	51,418
4.50% due 01/01/2039	1,846	1,988
5.00% due 05/01/2020	87,501	90,496
5.00% due 05/01/2034	29,150	32,290
5.50% due 07/01/2034	6,913	7,721
5.50% due 05/01/2037	3,906	4,346
6.00% due 08/01/2026	25,126	28,212
6.50% due 05/01/2029	1,763	2,007
6.50% due 05/01/2036	259	295
7.50% due 08/01/2023	82	88
7.50% due 08/01/2025	1,392	1,396
Federal Home Loan Mtg. Corp., Multifamily Mtg. Trust VRS
Series 2013-K502, Class B
2.71% due 03/25/2045 *(7)	100,000	99,766
Series 2014-K503, Class B
3.01% due 10/25/2047 *(7)	70,000	69,423
Series 2012-K706, Class B
4.03% due 11/25/2044 *(7)	60,000	61,510
Series 2010-K8, Class B
5.25% due 09/25/2043 *(7)	80,000	86,369
Federal Home Loan Mtg. Corp., REMIC Series 3964, Class MD 2.00% due 01/15/2041(5)	6,195	6,175
Federal Home Loan Mtg. Corp., Structured Agency Credit Risk FRS
Series 2014-DN1, Class M2
2.62% due 02/25/2024(5)	250,000	249,162
Series 2014-DN4, Class M2
2.82% due 10/25/2024	250,000	250,720
Series 2015-DNA2, Class M2
3.02% due 12/25/2027(5)	250,000	248,625
Series DNA3, Class M2
3.27% due 04/25/2028(5)	280,000	279,446
Federal Home Loan Mtg. Corp., REMIC
Series 1577, Class PK
6.50% due 09/15/2023(5)	5,378	5,845
Series 1226, Class Z
7.75% due 03/15/2022(5)	524	556
		3,026,371
Federal National Mtg. Assoc. — 9.1%
2.31% due 05/01/2037 FRS	6,581	6,903
2.50% due January TBA	100,000	100,791
2.50% due 02/01/2043	86,586	83,673
2.50% due 03/01/2043	174,014	168,158
2.58% due 10/01/2040 FRS	6,087	6,458
2.64% due 03/01/2027	29,599	28,626
2.66% due 03/01/2027	205,000	196,025
2.78% due 03/01/2027	63,000	61,402
2.97% due 06/01/2027	110,000	108,939
2.97% due 06/01/2030	124,000	118,614
3.00% due 12/01/2027	13,681	14,130
3.00% due 01/01/2028	19,763	20,465
3.00% due January TBA	600,000	618,086
3.00% due January TBA	700,000	700,006
3.50% due 08/01/2026	26,341	27,635
3.50% due 09/01/2026	15,690	16,478
3.50% due 10/01/2028	89,132	93,537
3.50% due January TBA	2,800,000	2,888,825
4.00% due 11/01/2040	21,404	22,704
4.00% due 12/01/2040	57,447	60,947
4.00% due 11/01/2041	7,474	7,929
4.00% due 01/01/2042	18,997	20,109
4.00% due 11/01/2043	35,150	37,218
4.00% due 12/01/2043	16,538	17,655
4.00% due January TBA	1,000,000	1,058,172
4.50% due 01/01/2039	5,390	5,822
4.50% due 06/01/2039	59,331	64,780
4.50% due 09/01/2039	12,771	13,819
4.50% due 05/01/2041	13,888	15,023
4.50% due January TBA	1,100,000	1,187,863
5.00% due 03/01/2018	2,002	2,073
5.00% due 06/01/2019	1,343	1,409
5.00% due 03/01/2020	5,055	5,369
5.00% due 05/01/2035	3,802	4,194
5.00% due 07/01/2040	74,749	82,407
5.00% due January TBA	700,000	770,476
5.50% due 05/01/2020	23,885	24,957
5.50% due 06/01/2020	19,284	20,052
5.50% due 12/01/2029	3,530	3,930
5.50% due 06/01/2035	239,036	270,309
5.50% due 06/01/2036	99,109	111,319
5.50% due 08/01/2037	18,384	20,523

22

5.50% due 06/01/2038	16,486		18,423
6.00% due 06/01/2017	1,206		1,235
6.00% due 06/01/2021	58,455		61,696
6.00% due 12/01/2033	12,333		14,082
6.00% due 05/01/2034	10,397		11,853
6.00% due 08/01/2034	2,170		2,469
6.00% due 11/01/2038	3,222		3,645
7.00% due 06/01/2037	26,429		32,137
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(5)	10,842		10,729
			9,244,079
Government National Mtg. Assoc. — 3.3%
3.00% due 01/21/2046	200,000		202,711
3.50% due January TBA	1,300,000		1,355,199
4.00% due 07/15/2041	48,292		51,270
4.00% due 08/15/2041	16,282		17,286
4.00% due 10/15/2041	36,799		39,068
4.00% due January TBA	600,000		636,469
4.50% due 06/15/2041	933,004		1,007,265
6.00% due 11/15/2028	29,200		32,933
7.00% due 07/15/2033	12,973		15,262
8.50% due 11/15/2017	150		154
9.00% due 11/15/2021	180		203
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HB
7.50% due 09/16/2035(5)	1,112		1,289
Series 2005-74, Class HC
7.50% due 09/16/2035(5)	7,291		8,380
			3,367,489
Tennessee Valley Authority — 0.0%
Tennessee Valley Authority 1.75% due 10/15/2018	10,000		10,101
Total U.S. Government Agencies (cost $15,607,082)			15,648,040
U.S. GOVERNMENT TREASURIES — 3.2%
United States Treasury Bonds — 0.6%
United States Treasury Bonds
2.50% due 02/15/2045	5,000		4,486
2.88% due 08/15/2045	175,000		169,962
3.00% due 05/15/2045	285,000		283,698
4.38% due 11/15/2039(10)	99,200		124,732
			582,878
United States Treasury Notes — 2.6%
United States Treasury Notes
0.13% due 07/15/2024 TIPS(11)	1,252,088		1,189,141
0.25% due 01/15/2025 TIPS(11)	1,320,484		1,260,391
0.38% due 07/15/2025 TIPS(11)	260,764		252,466
			2,701,998
Total U.S. Government Treasuries (cost $3,320,680)			3,284,876
FOREIGN GOVERNMENT OBLIGATIONS — 1.2%
Sovereign — 1.2%
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 05/15/2019(11)	BRL	213,370	52,640
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 08/15/2022(11)	BRL	338,066	81,939
Dominican Republic Senior Notes 5.50% due 01/27/2025*		100,000	96,250
Government of Peru Senior Notes 5.20% due 09/12/2023	PEN	256,000	67,168
Government of Romania Bonds 5.85% due 04/26/2023	RON	40,000	11,090
Kingdom of Thailand Senior Notes 3.85% due 12/12/2025	THB	1,041,000	32,292
Malaysia Government Bond Senior Notes 3.49% due 03/31/2020	MYR	160,000	37,091
Oriental Republic of Uruguay Senior Notes 3.70% due 06/26/2037(11)	UYU	1,770,861	46,324
Oriental Republic of Uruguay Notes 4.25% due 04/05/2027(11)	UYU	2,421,916	73,147
Oriental Republic of Uruguay Senior Notes 4.38% due 10/27/2027		75,000	73,688
Oriental Republic of Uruguay Senior Notes 4.38% due 12/15/2028(11)	UYU	624,089	18,776
Republic of Colombia Bonds 3.00% due 03/25/2033(11)	COP	133,537,014	35,683
Republic of Colombia Bonds 3.50% due 03/10/2021(11)	COP	64,371,689	20,342
Republic of Costa Rica Bonds 9.20% due 03/27/2019*	CRC	13,300,000	25,852
Republic of Hungary Bonds 5.50% due 06/24/2025	HUF	2,520,000	10,145
Republic of Indonesia Senior Notes 7.00% due 05/15/2027	IDR	1,034,000,000	64,461
Republic of Indonesia Senior Bonds 8.38% due 03/15/2034	IDR	713,000,000	48,434

23

Republic of Peru Senior Notes 4.13% due 08/25/2027		30,000	29,400
Republic of Poland Bonds 3.25% due 07/25/2025	PLN	106,000	27,793
Republic of South Africa Bonds 7.75% due 02/28/2023	ZAR	820,000	48,162
Republic of Turkey Bonds 2.00% due 04/16/2025	TRY	254,229	81,811
Republic of Turkey Bonds 2.50% due 05/04/2016(11)	TRY	116,004	39,607
Republic of Turkey 7.10% due 03/08/2023	TRY	90,000	25,498
Russian Federation Bonds 7.50% due 02/27/2019	RUB	1,550,000	19,931
Russian Federation FRS Bonds 14.42% due 01/29/2020	RUB	5,140,000	72,277
United Mexican States Bonds 10.00% due 12/05/2024	MXN	683,200	49,902
Total Foreign Government Obligations (cost $1,324,636)			1,189,703

OPTIONS - PURCHASED†(2)(12) — 0.0%
Call Options — Purchased (cost $533)	HKD	1,220,000	321
Total Long-Term Investment Securities (cost $103,031,283)			109,070,828
SHORT-TERM INVESTMENT SECURITIES — 0.6%
Time Deposits — 0.6%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 01/04/2016 (cost $ 538,000)	538,000		538,000
REPURCHASE AGREEMENTS — 2.3%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 12/31/2015, to be repurchased 01/04/2016 in the amount of $122,000 and collateralized by $130,000 of Federal National Mtg. Assoc. Corp. Notes, bearing interest at 2.11% due 11/07/2022 and having an approximate value of $127,346	122,000		122,000
Bank of America Securities LLC Joint Repurchase Agreement(13)	375,000		375,000
Barclays Capital, Inc. Joint Repurchase Agreement(13)	560,000		560,000
BNP Paribas SA Joint Repurchase Agreement(13)	545,000		545,000
Deutsche Bank AG Joint Repurchase Agreement(13)	240,000		240,000
RBS Securities, Inc. Joint Repurchase Agreement(13)	545,000		545,000
Total Repurchase Agreements (cost $2,387,000)			2,387,000
TOTAL INVESTMENTS (cost $105,956,283)(14)	110.4%		111,995,828
Liabilities in excess of other assets	(10.4)		(10,509,819)
NET ASSETS	100.0%		$101,486,009

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2015, the aggregate value of these securities was $10,609,229 representing 10.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At December 31, 2015, the aggregate value of these securities was $4,345 representing 0.0% of net assets.
(3)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2015, the Multi-Managed Moderate Growth Portfolio held the following restricted securities:

	Acquistion		Acquistion		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets
Common Stocks
ION Media Networks, Inc.	04/09/2014	4	$0	$4,020	$1,004.99	0.00%

(4)	Perpetual maturity - maturity date reflects the next call date.
(5)	Collateralized Mortgage Obligation
(6)	Collateralized Loan Obligation
(7)	Commercial Mortgage Backed Security
(8)	Interest Only
(9)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(10)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(11)	Principal amount of security is adjusted for inflation.
(12)	Options — Purchased

Options-Purchased
	Expiration	Strike	Notional		Premiums	Value at	Unrealized Appreciation
Issue	Month	Price	Amount		Paid	December 31, 2015	(Depreciation)
Call option to buy Hong Kong Dollar in exchange for U.S. dollars with Goldman Sachs International	March 2016	$7.75	HKD	1,220,000	$533	$321	$(212)

(13)	See Note 2 for details of Joint Repurchase Agreements.
(14)	See Note 4 for cost of investments on a tax basis.
(15)	Denominated in United States dollars unless otherwise indicated.

24

BRL	— Brazilian Real
COP	— Colombian Peso
CLO	— Collateralized Loan Obligation
CRC	— Costa Rican Colón
CVR	— Contingent Value Rights
EUR	— Euro Dollar
GBP	— Pound Sterling
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PEN	— Peruvian Nuevo
PLN	— Polish Zloty
REMIC	— Real Estate Mortgage Investment Conduit
RON	— Romanian Leu
RUB	— Russian Ruble
TBA

— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

THB	— Thailand Baht
TIPS	— Treasury Inflation Protected Securities
TRY	— Turkish Lira
UYU	— Uruguayan Peso
ZAR	— South African Rand
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of December 31, 2015	Unrealized Appreciation (Depreciation)
8	Long	CME 90 day Eurodollar Futures	December 2016	$1,978,385	$1,975,400	$(2,985)
8	Short	CME 90 day Eurodollar Futures	December 2017	1,968,571	1,964,500	4,071
5	Long	Russell 2000 Mini Index	March 2016	559,500	565,750	6,250
8	Long	U.S. Treasury 2YR Notes	March 2016	1,739,659	1,737,875	(1,784)
66	Long	U.S. Treasury 5YR Notes	March 2016	7,824,481	7,809,141	(15,340)
70	Short	U.S. Treasury 10YR Notes	March 2016	8,838,916	8,813,438	25,478
7	Short	U.S. Treasury Long Bond Futures	March 2016	1,075,023	1,076,250	(1,227)
13	Long	U.S. Ultra Bonds	March 2016	2,050,874	2,062,938	12,064
						$26,527

25

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	518,000	USD	568,603	01/29/2016	$5,332	$—
	EUR	120,000	USD	129,009	03/15/2017	—	(3,569)
	IDR	1,603,839,000	USD	111,571	03/16/2016	—	(1,832)
	PLN	108,000	USD	27,220	03/16/2016	—	(275)
	USD	96,131	EUR	85,000	03/15/2017	—	(2,222)
						5,332	(7,898)
Barclays Bank PLC	IDR	379,000,000	USD	26,256	05/18/2016	—	(88)
	TRY	110,000	USD	36,749	03/16/2016	—	(206)
	ZAR	800,000	USD	51,565	03/16/2016	506	—
						506	(294)
BNP Paribas SA	USD	16,341	EUR	15,000	01/29/2016	—	(30)
	USD	7,409	GBP	5,000	01/29/2016	—	(38)
						—	(68)
Citibank N.A.	CRC	14,358,000	USD	26,530	03/16/2016	—	(192)
	CZK	1,380,000	USD	56,315	03/16/2016	702	—
	HUF	2,800,000	USD	9,728	03/16/2016	90	—
	MYR	88,000	USD	20,573	03/16/2016	211	—
	RUB	4,172,000	USD	59,119	03/16/2016	2,923	—
	THB	1,150,000	USD	31,766	03/16/2016	—	(136)
						3,926	(328)
Commonwealth Bank of Australia Sydney	EUR	80,000	USD	84,798	03/16/2016	—	(2,298)
	USD	40,047	EUR	35,000	03/15/2017	—	(1,378)
						—	(3,676)
Credit Suisse International	MYR	8,000	USD	1,876	03/16/2016	25	—

Deutsche Bank AG	CNY	240,000	USD	36,419	07/28/2016	726	—

Goldman Sachs International	CNY	65,000	USD	9,886	07/28/2016	219	—
	HKD	610,000	USD	78,667	03/03/2016	—	(80)
	USD	48,220	IDR	745,000,000	05/18/2016	3,565	—
						3,784	(80)
HSBC Bank USA, N.A.	UYU	2,650,000	USD	85,744	03/03/2016	—	(632)
	UYU	1,335,000	USD	42,684	03/16/2016	—	(660)
						—	(1,292)
JPMorgan Chase Bank	IDR	366,000,000	USD	25,285	05/18/2016	—	(156)
	GBP	105,000	USD	156,546	01/29/2016	1,744	—
	MYR	48,000	USD	11,258	03/16/2016	152	—
	RON	45,000	USD	10,936	03/16/2016	113	—
	RUB	2,757,000	USD	38,292	03/16/2016	1,155	—
	USD	48,652	CNY	305,000	07/28/2016	—	(3,291)
						3,164	(3,447)
Royal Bank of Canada	HKD	352,000	USD	45,436	03/16/2016	—	(8)
	MXN	1,852,000	USD	107,800	03/16/2016	884	—
						884	(8)
Standard Chartered Bank	BRL	431,000	USD	110,683	03/02/2016	3,677	—
	COP	58,560,000	USD	17,856	03/16/2016	—	(447)
	MYR	16,000	USD	3,755	03/16/2016	53	—
	PEN	261,000	USD	76,104	03/16/2016	536	—
	USD	8,194	PEN	28,000	03/16/2016	—	(87)
						4,266	(534)
State Street Bank and Trust Co.	BRL	90,000	USD	22,554	03/02/2016	209	—
	COP	6,240,000	USD	1,885	03/16/2016	—	(65)
						209	(65)
Net Unrealized Appreciation(Depreciation)						$22,822	$(17,690)

BRL - Brazilian Real

CNY- Chinese Yuan

COP - Colombian Peso

CRC - Costa Rican Colón

CZK - Czech Republic Koruna

EUR - Euro Dollar

GBP - Pound Sterling

HKD - Hong Kong Dollar

HUF- Hungarian Forint

IDR - Indonesian Rupiah

MXN - Mexican Peso

MYR - Malaysian Ringgit

PEN - Peruvian Nuevo

PLN - Polish Zloty

RON - Romanian Lue

RUB - Russian Ruble

THB - Thailand Baht

TRY - Turkish Lira

USD - United States Dollar

UYU - Uruguayan Peso

ZAR - South African Rand

26

Over the Counter Interest Rate Swap Contracts

				Rates Exchanged		Upfront Payments	Unrealized
Swap Counterparty	Notional Amount (000’s)		Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Made (Received) by the Portfolio	Appreciation (Depreciation)
Bank of America, N.A.	CNY	800	03/16/2017	3.50%	3 month LIBOR	$—	$995
Bank of America, N.A.	USD	121	03/16/2017	3 month LIBOR	3.50%	—	—
							$995

CNY-Chinese Yuan

LIBOR-London Interbank Offered Rate

27

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$129,346	$—	$4,020	$133,366
Other Industries	58,587,090	—	—	58,587,090
Preferred Securities/Capital Securities	—	1,244,664	—	1,244,664
Asset Backed Securities:
Diversified Financial Services	—	14,526,297	141,559	14,667,856
U.S. Corporate Bonds & Notes	—	11,494,708	—	11,494,708
Foreign Corporate Bonds & Notes	—	2,208,761	—	2,208,761
Municipal Bond & Notes	—	611,443	—	611,443
U.S. Government Agencies	—	15,648,040	—	15,648,040
U.S. Government Treasuries	—	3,284,876	—	3,284,876
Foreign Government Obligations	—	1,189,703	—	1,189,703
Options - Purchased	321	—	—	321
Short-Term Investment Securities	—	538,000	—	538,000
Repurchase Agreements	—	2,387,000	—	2,387,000
Total Investments at Value	$58,716,757	$53,133,492	$145,579	$111,995,828

Other Financial Instruments:+
Futures Contracts	$47,863	$—	$—	$47,863
Forward Foreign Currency Contracts	—	22,822	—	22,822
Over the Counter Interest Rate Swap Contracts	—	995	—	995
Total Other Financial Instruments	$47,863	$23,817	$—	$71,680

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$21,336	$—	$—	$21,336
Forward Foreign Currency Contracts	—	17,690	—	17,690
Total Other Financial Instruments	$21,336	$17,690	$—	$39,026

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

28

Seasons Series Trust Multi-Managed Income/Equity Portfolio

Portfolio of Investments — December 31, 2015 — (unaudited)

Security Description	Shares/ Principal Amount(11)	Value (Note 1)
COMMON STOCKS — 31.6%
Advertising Services — 0.1%
Nielsen Holdings PLC	2,028	$94,505
Aerospace/Defense-Equipment — 0.2%
United Technologies Corp.	1,902	182,725
Airlines — 0.4%
United Continental Holdings, Inc.†	4,948	283,520
Apparel Manufacturers — 0.2%
Carter’s, Inc.	1,747	155,535
Applications Software — 0.6%
NetSuite, Inc.†	1,892	160,101
ServiceNow, Inc.†	2,705	234,145
Tableau Software, Inc., Class A†	684	64,446
		458,692
Athletic Footwear — 0.4%
NIKE, Inc., Class B	5,240	327,500
Auto/Truck Parts & Equipment-Original — 0.3%
Delphi Automotive PLC	2,609	223,670
Banks-Commercial — 0.1%
PacWest Bancorp	1,995	85,984
Beverages-Non-alcoholic — 0.6%
Coca-Cola Co.	9,706	416,970
Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	1,175	116,654
Building Products-Cement — 0.2%
Vulcan Materials Co.	1,844	175,125
Cable/Satellite TV — 0.7%
Comcast Corp., Class A	7,563	426,780
Time Warner Cable, Inc.	711	131,955
		558,735
Cellular Telecom — 0.3%
T-Mobile US, Inc.†	5,965	233,351
Chemicals-Diversified — 0.3%
PPG Industries, Inc.	2,345	231,733
Commercial Services — 0.5%
Aramark	3,437	110,843
CoStar Group, Inc.†	512	105,826
ServiceMaster Global Holdings, Inc.†	3,092	121,330
		337,999
Computer Aided Design — 0.2%
ANSYS, Inc.†	1,274	117,845
Computer Services — 0.5%
Amdocs, Ltd.	4,271	233,069
Cognizant Technology Solutions Corp., Class A†	2,223	133,424
		366,493
Computers — 1.4%
Apple, Inc.	9,760	1,027,338
Consulting Services — 0.2%
Verisk Analytics, Inc.†	2,119	162,909
Containers-Metal/Glass — 0.3%
Crown Holdings, Inc.†	4,327	219,379
Cosmetics & Toiletries — 0.6%
Colgate-Palmolive Co.	3,030	201,858
Estee Lauder Cos., Inc., Class A	3,011	265,149
		467,007
Cruise Lines — 0.3%
Norwegian Cruise Line Holdings, Ltd.†	3,270	191,622
Distribution/Wholesale — 0.2%
Fastenal Co.	3,841	156,790
Diversified Manufacturing Operations — 0.4%
A.O. Smith Corp.	2,004	153,527
Dover Corp.	2,811	172,342
		325,869
E-Commerce/Products — 0.8%
Amazon.com, Inc.†	913	617,088
E-Commerce/Services — 0.4%
Priceline Group, Inc.†	212	270,289
Electronic Components-Misc. — 0.3%
TE Connectivity, Ltd.	3,231	208,755
Electronic Components-Semiconductors — 0.5%
Avago Technologies, Ltd.	1,526	221,499
Texas Instruments, Inc.	2,602	142,615
		364,114
Electronic Connectors — 0.4%
Amphenol Corp., Class A	5,144	268,671
Electronic Design Automation — 0.2%
Cadence Design Systems, Inc.†	6,545	136,201
Electronic Forms — 0.4%
Adobe Systems, Inc.†	3,071	288,490
Electronic Measurement Instruments — 0.2%
National Instruments Corp.	4,059	116,453
Enterprise Software/Service — 0.4%
Tyler Technologies, Inc.†	505	88,032
Ultimate Software Group, Inc.†	828	161,882
Workday, Inc., Class A†	604	48,127
		298,041
Finance-Consumer Loans — 0.2%
Synchrony Financial†	4,530	137,757
Finance-Credit Card — 1.2%
American Express Co.	1,613	112,184
MasterCard, Inc., Class A	3,773	367,339
Visa, Inc., Class A	5,425	420,709
		900,232
Finance-Investment Banker/Broker — 0.3%
E*TRADE Financial Corp.†	4,851	143,783
LPL Financial Holdings, Inc.	1,952	83,253
		227,036
Finance-Other Services — 0.2%
Intercontinental Exchange, Inc.	479	122,749
Financial Guarantee Insurance — 0.1%
MGIC Investment Corp.†	8,420	74,349
Food-Confectionery — 0.4%
Hershey Co.	3,119	278,433
Food-Retail — 0.4%
Kroger Co.	7,695	321,882

1

Food-Wholesale/Distribution — 0.2%
Sysco Corp.	4,439		181,999
Hotels/Motels — 0.2%
Hilton Worldwide Holdings, Inc.	5,418		115,945
Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	2,191		285,071
Instruments-Controls — 0.7%
Honeywell International, Inc.	2,746		284,403
Sensata Technologies Holding NV†	5,591		257,522
			541,925
Internet Content-Entertainment — 0.9%
Facebook, Inc., Class A†	6,249		654,020
Internet Content-Information/News — 0.1%
LinkedIn Corp., Class A†	470		105,788
Investment Management/Advisor Services — 0.2%
BlackRock, Inc.	356		121,225
Machinery-General Industrial — 0.2%
Roper Technologies, Inc.	933		177,074
Medical Information Systems — 0.3%
athenahealth, Inc.†	1,159		186,564
Medical Instruments — 0.2%
Boston Scientific Corp.†	9,658		178,093
Medical Products — 0.1%
Baxter International, Inc.	1,105		42,156
Medical-Biomedical/Gene — 2.3%
Alder Biopharmaceuticals, Inc.†	3,786		125,052
Amgen, Inc.	3,228		524,001
Biogen, Inc.†	1,101		337,291
Celgene Corp.†	3,858		462,034
Regeneron Pharmaceuticals, Inc.†	466		252,978
			1,701,356
Medical-Drugs — 2.1%
AbbVie, Inc.	5,895		349,220
Bristol-Myers Squibb Co.	5,514		379,308
Eli Lilly & Co.	4,306		362,824
Endo International PLC†	3,611		221,065
Ironwood Pharmaceuticals, Inc.†	8,682		100,624
Mallinckrodt PLC†	2,351		175,455
			1,588,496
Medical-Hospitals — 0.2%
Universal Health Services, Inc., Class B	1,436		171,588
Metal Processors & Fabrication — 0.2%
Rexnord Corp.†	6,951		125,952
Multimedia — 0.5%
Walt Disney Co.	3,786		397,833
Oil Companies-Exploration & Production — 0.1%
Anadarko Petroleum Corp.	1,104		53,632
Oil Refining & Marketing — 0.0%
Phillips 66	451		36,892
Oil-Field Services — 0.1%
Baker Hughes, Inc.	1,432		66,087
Pharmacy Services — 0.6%
Diplomat Pharmacy, Inc.†	3,660		125,245
Express Scripts Holding Co.†	3,915		342,210
			467,455
Real Estate Investment Trusts — 0.7%
American Tower Corp.	3,832		371,512
Simon Property Group, Inc.	622		120,942
			492,454
Real Estate Management/Services — 0.2%
Jones Lang LaSalle, Inc.	779		124,531
Recreational Vehicles — 0.2%
Polaris Industries, Inc.	2,139		183,847
Retail-Auto Parts — 0.2%
AutoZone, Inc.†	164		121,673
Retail-Building Products — 0.7%
Lowe’s Cos., Inc.	6,953		528,706
Retail-Discount — 0.4%
Dollar Tree, Inc.†	3,450		266,409
Retail-Gardening Products — 0.2%
Tractor Supply Co.	1,808		154,584
Retail-Restaurants — 0.9%
Chipotle Mexican Grill, Inc.†	278		133,398
Dunkin’ Brands Group, Inc.	3,234		137,736
Starbucks Corp.	6,434		386,233
			657,367
Semiconductor Components-Integrated Circuits — 0.1%
Atmel Corp.	11,138		95,898
Telecommunication Equipment — 0.1%
CommScope Holding Co., Inc.†	4,211		109,023
Television — 0.0%
ION Media Networks, Inc.†(1)(3)(12)	10		10,050
Tobacco — 0.3%
Altria Group, Inc.	4,363		253,970
Toys — 0.2%
Mattel, Inc.	4,855		131,910
Transport-Rail — 0.3%
Union Pacific Corp.	2,994		234,131
Web Portals/ISP — 1.7%
Alphabet, Inc., Class C†	1,714		1,300,720
Wireless Equipment — 0.2%
Motorola Solutions, Inc.	2,564		175,506
Total Common Stocks (cost $21,063,998)			23,588,420
PREFERRED SECURITIES/CAPITAL SECURITIES — 1.9%
Banks-Commercial — 0.6%
Banco Bilbao Vizcaya Argentaria SA FRS 7.00% due 02/19/2019(2)	EUR	200,000	213,247
Banco Santander SA FRS 6.25% due 03/12/2019(2)	EUR	200,000	205,395
			418,642

2

Building Societies — 0.2%
Nationwide Building Society 6.88% due 06/20/2019(2)	GBP	100,000	147,789
Diversified Banking Institutions — 0.9%
Lloyds Banking Group PLC 6.38% due 06/27/2020(2)	EUR	200,000	229,252
Societe Generale SA 8.25% due 11/29/2018(2)	200,000		212,000
UBS Group AG 5.75% due 02/19/2022(2)	EUR	200,000	227,946
			669,198
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 11/30/2056†(3)	16,000		2
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc. 8.13% due 06/15/2068	35,000		38,281
Insurance-Property/Casualty — 0.1%
ACE Capital Trust II 9.70% due 04/01/2030	80,000		115,600
Total Preferred Securities/Capital Securities (cost $1,584,359)			1,389,512
ASSET BACKED SECURITIES — 24.0%
Diversified Financial Services — 24.0%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.59% due 01/25/2037(4)	91,336		88,901
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	15,000		14,958
AMMC CLO XIV, Ltd. FRS Series 2014-14A, Class A1L 1.77% due 07/27/2026*(5)	250,000		247,250
Apidos CLO XVII FRS Series 2014-17A, Class A1A 1.82% due 04/17/2026*(5)	250,000		248,200
Apidos CLO XX FRS Series 2015-20A, Class A1 1.87% due 01/16/2027*(5)	250,000		248,575
Ares XXX CLO, Ltd. FRS Series 2014-30A, Class A2 1.17% due 04/20/2023*(5)	198,326		197,315
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 2.00% due 10/25/2034	25,353		23,698
Atrium XI FRS Series 11-A, Class B 2.47% due 10/23/2025*(5)	250,000		245,825
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.74% due 02/10/2051(6)	103,237		107,410
Banc of America Commercial Mtg. Trust VRS Series 2006-2, Class A4 5.83% due 05/10/2045(6)	32,150		32,192
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(6)	210,000		208,911
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.65% due 02/25/2036(4)	183,528		164,174
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(6)	77,616		80,951
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW16, Class A4 5.72% due 06/11/2040(6)	39,465		40,400
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	17,083		16,824
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	10,251		10,250
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2013-3A, Class A1A 1.44% due 07/15/2025*(5)	250,000		245,125
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A,Class A1 1.79% due 04/27/2027*(5)	250,000		247,625
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2014-4A, Class B 2.77% due 10/15/2026*(5)	250,000		249,650
Cent CLO, Ltd. FRS Series 2013-20A, Class A 1.80% due 01/25/2026*(5)	250,000		246,100
Cent CLO, Ltd. FRS Series 2015-23A, Class A1 1.81% due 04/17/2026*(5)	250,000		246,825
CIFC Funding, Ltd. FRS Series 2014-2A, Class A1L 1.86% due 05/24/2026*(5)	250,000		247,500
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(6)	70,000		73,450
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.14% due 12/10/2049(6)	34,220		35,981

3

Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.63% due 03/25/2036(4)	112,885	107,676
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(6)	129,472	131,651
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(6)	118,423	122,805
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(6)	110,000	107,859
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(6)	140,000	141,206
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(6)	155,000	156,238
Commercial Mtg. Trust VRS Series 2013-CR8, Class A5 3.61% due 06/10/2046(6)	45,000	46,345
Commercial Mtg. Trust Series 2015-CR26, Class A4 3.63% due 10/10/2048(6)	156,000	157,300
Commercial Mtg. Trust Series 2014-UBS4, Class A5 3.69% due 08/10/2047(6)	155,000	157,472
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(6)	150,000	155,564
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(6)	65,000	67,884
Commercial Mtg. Trust VRS Series 2013-CR9, Class A4 4.23% due 07/10/2045(6)	50,110	53,848
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(6)	195,000	207,616
Commercial Mtg. Trust Series 2007-GG9, Class A4 5.44% due 03/10/2039(6)	105,494	107,845
Commercial Mtg. Trust VRS Series 2006-C7, Class A4 5.77% due 06/10/2046(6)	33,263	33,537
Commercial Mtg. Trust VRS Series 2008-LS1, Class A4B 6.04% due 12/10/2049(6)	93,117	95,992
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(4)	6,854	6,900
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(4)	79,423	74,133
Countrywide Home Loan Mtg. Pass Through Trust Series 2006-14, Class A3 6.25% due 09/25/2036(4)	4,171	3,952
Credit Suisse First Boston Mtg. Securities Corp. Series 2005-C3, Class AJ 4.77% due 07/15/2037(6)	890	890
Credit Suisse Mtg. Capital Certs., Series 2006-C4, Class A3 5.47% due 09/15/2039(6)	43,367	43,825
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.90% due 06/15/2057(6)(7)	1,262,962	72,328
CSAIL Commercial Mtg. Trust Series 2015-C3, Class A4 3.72% due 08/15/2048(6)	161,000	163,102
Domino’s Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	50,123	51,558
Drive Auto Receivables Trust Series 2015-BA, Class B 2.12% due 06/17/2019*	105,000	104,767
Dryden 33 Senior Loan Fund FRS Series 2014-33A, Class A 1.80% due 07/15/2026*(5)	250,000	248,475
Dryden XXXI Senior Loan Fund FRS Series 2014-31A, Class A 1.67% due 04/18/2026*(5)	250,000	246,900
First Horizon Alternative Mtg. Securities Trust FRS Series 2005-AA3, Class 3A1 2.38% due 05/25/2035(4)	182,464	175,335
First Investors Auto Owner Trust Series 2014-1A, Class A3 1.49% due 01/15/2020*	35,000	34,941
First Investors Auto Owner Trust Series 2013-1A, Class B 1.81% due 10/15/2018*	25,000	25,002
First Investors Auto Owner Trust Series 2014-3A, Class B 2.39% due 11/16/2020*	190,000	189,127
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	12,000	11,954
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class B 1.40% due 02/15/2019	45,000	44,948
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	23,000	22,896
Galaxy XIX CLO, Ltd. FRS Series 2015-19A, Class A1A 1.87% due 01/24/2027*(5)	250,000	247,850
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(6)	125,000	122,883

4

GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(6)	30,445	35,297
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(6)	100,000	102,773
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(6)	146,000	148,798
GS Mtg. Securities Trust Series 2014-GC22, Class A5 3.86% due 06/10/2047(6)	110,000	114,031
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(6)	140,000	146,346
GS Mtg. Securities Trust Series 2014-GC18, Class A4 4.07% due 01/10/2047(6)	65,000	68,437
GSAA Home Equity Trust FRS Series 2007-4, Class A1 0.52% due 03/25/2037	268,807	139,653
GSR Mtg. Loan Trust FRS Series 2006-AR2, Class 3A1 2.56% due 04/25/2036(4)	14,370	12,117
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.75% due 04/25/2035(4)	64,421	61,256
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.83% due 03/25/2047(4)	46,729	40,246
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.87% due 01/25/2036(4)	73,616	68,326
GTP Acquisition Partners I LLC Series 2015-2, CLASS A 3.48% due 06/15/2050*	160,000	157,520
Hilton USA Trust Series 2013-HLT, Class AFX 2.66% due 11/05/2030*(6)	175,000	175,131
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.96% due 05/25/2035(4)	107,557	99,056
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(6)	118,681	123,173
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(6)	105,000	111,598
JP Morgan Chase Commercial Mtg. Securities Trust Series 2006-LDP9, Class A3 5.34% due 05/15/2047(6)	190,521	194,043
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.69% due 02/12/2049(6)	101,122	104,300
JP Morgan Chase Commercial Mtg. Securities Trust Series 2008-C2, Class A4 6.07% due 02/12/2051(6)	94,124	99,537
JPMBB Commercial Mtg. Securities Trust VRS Series 2015-C33, Class A4 3.77% due 12/15/2048(6)	146,000	148,903
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(6)	145,000	148,452
JPMBB Commercial Mtg. Securities Trust Series 2013-C17, Class A4 4.20% due 01/15/2047(6)	195,000	206,884
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class A3 5.43% due 02/15/2040(6)	52,796	54,183
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(6)	86,077	88,556
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.09% due 04/15/2041(6)	129,244	136,123
LSTAR Securities Investment Trust FRS Series 2015-4, Class A1 2.24% due 04/01/2020*(4)	91,479	90,164
LSTAR Securities Investment Trust FRS Series 2015-9, Class A1 2.24% due 10/01/2020*(1)(4)	177,405	174,300
Madison Park Funding XI, Ltd. FRS Series 2013-11A, Class A1A 1.60% due 10/23/2025*(5)	250,000	246,700
Magnetite IX, Ltd. FRS Series 2014-9A, Class A1 1.74% due 07/25/2026*(5)	250,000	247,200
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A2, Class A2 2.50% due 02/25/2035(4)	33,929	34,040
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.72% due 12/25/2034(4)	52,757	52,056
Merrill Lynch Mtg. Trust VRS Series 2006-C1, Class A4 5.67% due 05/12/2039(6)	65,212	65,280
ML-CFC Commercial Mtg. Trust Series 2007-5, Class A4 5.38% due 08/12/2048(6)	118,918	121,732

5

ML-CFC Commercial Mtg. Trust Series 2007-9, Class A4 5.70% due 09/12/2049(6)	53,466	55,616
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.74% due 06/12/2050(6)	95,563	99,170
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.16% due 12/15/2047(6)(7)	357,814	23,161
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class A5 3.74% due 08/15/2047(6)	135,000	138,962
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(6)	25,000	26,379
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2029*(6)	105,000	107,460
Morgan Stanley Capital I Trust Series 2006-IQ12, Class A4 5.33% due 12/15/2043(6)	139,557	142,034
Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class A4 5.69% due 04/15/2049(6)	105,000	107,691
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(6)	63,750	66,594
Morgan Stanley Capital I Trust VRS Series 2008-T29, Class A4 6.27% due 01/11/2043(6)	53,023	56,421
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(4)	56,845	51,140
MortgageIT Trust FRS Series 2005-4, Class A1 0.70% due 10/25/2035(4)	263,469	240,562
Neuberger Berman CLO XVII, Ltd. FRS Series 2014-17A, Class A 1.80% due 08/04/2025*(5)	250,000	247,725
Nomura Asset Acceptance Corp Alternative Loan Trust FRS Series 2006-AF1, Class 3A1 3.71% due 06/25/2036(4)	162,977	121,813
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(4)	34,045	33,398
NRZ Advance Receivables Trust Series 2015-T2, Class AT2 3.30% due 08/17/2048*	450,000	446,798
Oaktree EIF II Series B1, Ltd. FRS Series BH3-B1A, Class A 1.91% due 02/15/2026*(5)	250,000	248,125
OCP CLO, Ltd. FRS Series 2015-8A, Class A1 1.85% due 04/17/2027*(5)	215,000	212,914
Ocwen Master Advance Receivables Trust Series 2015-1, Class AT1 2.54% due 09/17/2046*	135,000	134,882
OHA Loan Funding 2015-1, Ltd. FRS Series 2015-1A, Class A 1.86% due 02/15/2027*(5)	250,000	248,100
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.52% due 02/25/2037	45,134	26,741
OZLM VI, Ltd. FRS Series 2014-6A, Class A1 1.87% due 04/17/2026*(5)	250,000	248,450
OZLM XII, Ltd. FRS Series 2015-12A, Class A1 1.77% due 04/30/2027*(5)	250,000	246,400
Race Point IX CLO, Ltd. FRS Series BH3-9A, Class A1 1.83% due 04/15/2027*(5)	250,000	246,475
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(8)	240,953	132,003
RFMSI Series Trust FRS Series 2005-SA3, Class 1A 2.87% due 08/25/2035(4)	159,874	120,812
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(4)	6,799	6,750
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.55% due 05/25/2037	117,441	79,200
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.54% due 02/20/2047(4)	126,889	109,567
Sound Point CLO VIII, Ltd. FRS Series 2015-1A, Class A 1.85% due 04/15/2027*(5)	250,000	247,725
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.67% due 11/25/2036	200,000	137,608
SpringCastle America Funding LLC Series 2014-A, Class AA 2.70% due 05/25/2023*	86,835	86,643
Springleaf Funding Trust Series 2014-AA, Class A 2.41% due 12/15/2022*	100,000	99,716
Treman Park CLO, Ltd. FRS Series 2015-1A, Class A 1.82% due 04/20/2027*(5)	250,000	248,175
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(6)	80,000	80,293
Voya CLO, Ltd. FRS Series 2015-1A, Class A1 1.80% due 04/18/2027*(5)	250,000	247,750
Voya CLO, Ltd. FRS Series 2014-4A, Class A2A 2.72% due 10/14/2026*(5)	250,000	249,550

6

WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR15, Class 2A 2.15% due 11/25/2046(4)	149,566	133,815
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.19% due 09/15/2057(6)(7)	999,060	71,651
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(6)	105,000	108,526
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.11% due 05/15/2048(6)	10,000	8,047
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.64% due 03/25/2035(4)	122,402	124,303
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.72% due 10/25/2036(4)	75,360	69,947
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.75% due 11/25/2034(4)	6,362	6,383
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.85% due 01/25/2035(4)	178,596	179,088
Westlake Automobile Receivables Trust Series 2014-B, Class 2A 1.58% due 04/15/2020*	140,000	139,732
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 0.98% due 02/15/2044*(6)(7)	722,543	19,154
WF-RBS Commercial Mtg. Trust Series 2014-C21, Class A5 3.68% due 08/15/2047(6)	85,000	86,949
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(6)	145,280	152,257
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(6)	125,000	131,551
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(6)	55,111	58,218
WF-RBS Commercial Mtg. Trust VRS Series 2013-C15, Class A4 4.15% due 08/15/2046(6)	45,000	47,773
Total Asset Backed Securities (cost $18,055,292)		17,887,102
U.S. CORPORATE BONDS & NOTES — 18.4%
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 2.85% due 12/15/2020*	15,000	14,962
Lockheed Martin Corp. Senior Notes 2.50% due 11/23/2020	26,000	25,846
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	20,000	20,487
		61,295
Agricultural Chemicals — 0.2%
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	50,000	42,514
CF Industries, Inc. Company Guar. Notes 5.15% due 03/15/2034	115,000	101,167
		143,681
Apparel Manufacturers — 0.1%
William Carter Co. Company Guar. Notes 5.25% due 08/15/2021	50,000	51,375
Applications Software — 0.3%
Microsoft Corp. Senior Notes 2.00% due 11/03/2020	90,000	90,025
Microsoft Corp. Senior Notes 2.65% due 11/03/2022	100,000	99,899
		189,924
Auto-Cars/Light Trucks — 0.7%
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	22,000	21,846
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/04/2025	200,000	199,283
General Motors Financial Co., Inc. Company Guar. Notes 2.40% due 04/10/2018	100,000	99,509
General Motors Financial Co., Inc. Company Guar. Notes 3.50% due 07/10/2019	75,000	75,251
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017	115,000	119,191
		515,080
Banks-Commercial — 0.6%
Bank of Nova Scotia Sub. Notes 4.50% due 12/16/2025	145,000	144,329
Capital One NA/Mclean VA Senior Notes 1.65% due 02/05/2018	250,000	247,527

7

CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	70,000	73,150
		465,006
Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 2.60% due 08/17/2020	110,000	110,435
Banks-Super Regional — 0.6%
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	40,000	39,494
PNC Funding Corp. Company Guar. Notes 5.63% due 02/01/2017	75,000	77,972
SunTrust Banks, Inc. Senior Notes 3.50% due 01/20/2017	95,000	96,640
Wells Fargo & Co. Senior Notes 2.60% due 07/22/2020	25,000	24,936
Wells Fargo & Co. Senior Notes 3.00% due 02/19/2025	20,000	19,453
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	30,000	30,268
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	70,000	74,917
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	95,000	105,535
		469,215
Batteries/Battery Systems — 0.0%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	35,000	34,825
Brewery — 0.1%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.15% due 02/01/2019	15,000	14,913
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	25,000	24,052
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	50,000	42,961
		81,926
Broadcast Services/Program — 0.1%
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	70,000	69,650
Building & Construction Products-Misc. — 0.1%
Building Materials Corp. of America Senior Notes 6.00% due 10/15/2025*	70,000	71,400
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 5.95% due 03/15/2022	29,000	31,320
Building-Heavy Construction — 0.3%
SBA Tower Trust Mtg. Notes 2.90% due 10/15/2044*	90,000	87,949
SBA Tower Trust Mtg. Notes 3.60% due 04/15/2043*	100,000	99,640
		187,589
Building-Residential/Commercial — 0.2%
CalAtlantic Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	70,000	70,350
Lennar Corp. Company Guar. Notes 4.50% due 06/15/2019	55,000	55,928
Meritage Homes Corp. Company Guar. Notes 6.00% due 06/01/2025	30,000	29,925
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,238
		161,441
Cable/Satellite TV — 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	50,000	50,500
CCO Safari II LLC Senior Sec. Notes 3.58% due 07/23/2020*	95,000	94,431
CCO Safari II LLC Senior Sec. Notes 4.46% due 07/23/2022*	50,000	49,826
CCO Safari II LLC Senior Sec. Notes 4.91% due 07/23/2025*	90,000	89,912
CCO Safari II LLC Senior Sec. Notes 6.48% due 10/23/2045*	145,000	145,238
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	60,000	58,958
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	40,000	41,548
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*	40,000	36,349
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	70,000	64,131

8

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 1.75% due 01/15/2018	50,000	49,801
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 2.40% due 03/15/2017	50,000	50,402
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.80% due 03/15/2022	20,000	20,126
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	10,000	8,675
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	66,000	66,495
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	45,000	35,315
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	20,000	18,953
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/2018	50,000	54,553
Time Warner Cable, Inc. Company Guar. Notes 8.75% due 02/14/2019	15,000	17,401
		952,614
Casino Hotels — 0.0%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. Senior Notes 5.38% due 03/15/2022	35,000	33,258
Cellular Telecom — 0.2%
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*	20,000	21,050
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	45,000	32,456
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	9,000	9,180
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 11/15/2020	40,000	41,580
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	15,000	15,562
		119,828
Coal — 0.0%
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	74,000	10,175
Commercial Services-Finance — 0.0%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022	30,000	28,950
Computer Services — 0.1%
Hewlett Packard Enterprise Co. Company Guar. Notes 2.45% due 10/05/2017*	90,000	89,924
Computers — 0.1%
Apple, Inc. Senior Notes 3.45% due 02/09/2045	50,000	43,048
Containers-Metal/Glass — 0.0%
Ball Corp. Company Guar. Notes 4.38% due 12/15/2020	5,000	5,078
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.88% due 08/15/2023*	15,000	15,225
		20,303
Data Processing/Management — 0.1%
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	35,000	35,175
Decision Support Software — 0.0%
MSCI, Inc. Company Guar. Notes 5.25% due 11/15/2024*	10,000	10,150
MSCI, Inc. Company Guar. Notes 5.75% due 08/15/2025*	10,000	10,250
		20,400
Diagnostic Equipment — 0.1%
Danaher Corp. Senior Notes 2.40% due 09/15/2020	35,000	34,999
Danaher Corp. Senior Notes 3.35% due 09/15/2025	25,000	25,380
		60,379
Diversified Banking Institutions — 4.2%
Bank of America Corp. Senior Notes 1.95% due 05/12/2018	45,000	44,746
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	100,000	97,377
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	25,000	24,473

9

Bank of America Corp. Sub. Notes 4.20% due 08/26/2024	75,000	74,413
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	35,000	36,529
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	15,000	15,963
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	182,000	206,515
Bank of America Corp. Senior Notes 6.88% due 04/25/2018	115,000	126,875
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	80,000	79,605
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	50,000	50,500
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	245,000	243,378
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	80,000	81,184
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	65,000	70,557
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	50,000	50,432
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	95,000	94,279
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	70,000	69,954
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	5,000	4,962
Goldman Sachs Group, Inc. Senior Notes 4.75% due 10/21/2045	15,000	14,901
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	75,000	72,854
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	49,000	53,829
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	32,000	37,486
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	55,000	65,604
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	75,000	84,784
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	79,000	92,346
JPMorgan Chase & Co. Senior Notes 2.55% due 10/29/2020	100,000	99,161
JPMorgan Chase & Co. Senior Notes 2.75% due 06/23/2020	75,000	75,334
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	33,000	33,190
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	50,000	53,042
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	205,000	204,510
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	35,000	37,248
JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	15,000	17,314
JPMorgan Chase & Co. Sub. Notes 5.63% due 08/16/2043	150,000	163,230
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	35,000	39,246
Morgan Stanley Senior Notes 1.88% due 01/05/2018	155,000	154,848
Morgan Stanley Senior Notes 2.65% due 01/27/2020	15,000	14,959
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	80,000	77,646
Morgan Stanley Senior Notes 4.00% due 07/23/2025	20,000	20,595
Morgan Stanley Senior Notes 4.30% due 01/27/2045	75,000	71,558
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	61,000	61,199
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	10,000	10,613
Morgan Stanley Senior Notes 5.50% due 07/24/2020	100,000	111,262

10

Morgan Stanley Senior Notes 6.63% due 04/01/2018	100,000	109,653
		3,148,154
Diversified Financial Services — 0.1%
General Electric Capital Corp. Company Guar. Notes 5.88% due 01/14/2038	46,000	56,284
Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 2.70% due 10/09/2022	28,000	27,883
Electric-Integrated — 0.3%
AES Corp. Senior Notes 4.88% due 05/15/2023	8,000	7,000
AES Corp. Senior Notes 5.50% due 03/15/2024	15,000	13,388
AES Corp. Senior Notes 8.00% due 06/01/2020	50,000	55,000
Exelon Corp. Senior Notes 2.85% due 06/15/2020	70,000	69,617
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	60,000	73,877
		218,882
Entertainment Software — 0.1%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	75,000	78,562
Finance-Consumer Loans — 0.2%
Navient Corp. Senior Notes 5.50% due 01/15/2019	10,000	9,350
Navient Corp. Senior Notes 8.45% due 06/15/2018	65,000	68,413
Synchrony Financial Senior Notes 2.60% due 01/15/2019	70,000	69,748
		147,511
Finance-Credit Card — 0.3%
Visa, Inc. Senior Notes 1.20% due 12/14/2017	75,000	74,916
Visa, Inc. Senior Notes 2.80% due 12/14/2022	90,000	90,372
Visa, Inc. Senior Notes 4.30% due 12/14/2045	60,000	60,873
		226,161
Finance-Investment Banker/Broker — 0.1%
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	50,000	55,154
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	19,000	1,401
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(3)	21,000	2
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(3)	26,000	3
		56,560
Finance-Leasing Companies — 0.2%
Air Lease Corp. Senior Notes 4.50% due 01/15/2016	125,000	125,003
Finance-Other Services — 0.1%
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	45,000	44,989
Food-Misc./Diversified — 0.2%
Kraft Heinz Foods Co. Company Guar. Notes 2.00% due 07/02/2018*	155,000	154,269
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020*	25,000	24,935
		179,204
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 4.50% due 11/15/2020	40,000	40,400
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	50,000	51,000
Independent Power Producers — 0.0%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	3,000	3,075
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	14,000	14,451
		17,526
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 2.55% due 10/15/2018	45,000	45,429

11

Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	25,000	24,612
		70,041
Insurance-Life/Health — 0.0%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	5,000	5,088
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	70,000	101,647
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	20,000	19,600
Machinery-Farming — 0.0%
CNH Industrial Capital LLC Company Guar. Notes 4.38% due 11/06/2020	30,000	28,275
Medical Instruments — 0.2%
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	100,000	100,709
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	20,000	20,217
		120,926
Medical Products — 0.1%
Zimmer Biomet Holdings, Inc. Senior Notes 1.45% due 04/01/2017	110,000	109,464
Medical-Biomedical/Gene — 0.2%
Celgene Corp. Senior Notes 4.63% due 05/15/2044	95,000	89,736
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	35,000	35,242
		124,978
Medical-Drugs — 0.1%
EMD Finance LLC Company Guar. Notes 2.95% due 03/19/2022*	75,000	72,364
Quintiles Transnational Corp. Company Guar. Notes 4.88% due 05/15/2023*	15,000	15,075
		87,439
Medical-HMO — 0.4%
Anthem, Inc. Senior Notes 2.30% due 07/15/2018	15,000	14,972
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	25,000	24,409
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	50,000	47,216
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	50,000	50,197
UnitedHealth Group, Inc. Senior Notes 1.90% due 07/16/2018	30,000	30,090
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	65,000	66,485
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	55,000	56,698
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	20,000	21,066
WellCare Health Plans, Inc. Senior Notes 5.75% due 11/15/2020	15,000	15,450
		326,583
Medical-Hospitals — 0.3%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	25,000	24,875
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	50,000	50,375
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	10,000	10,550
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	10,000	10,250
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	10,000	10,895
LifePoint Health, Inc. Company Guar. Notes 5.88% due 12/01/2023	10,000	10,150
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	75,000	78,937
		196,032
Medical-Wholesale Drug Distribution — 0.3%
Cardinal Health, Inc. Senior Notes 1.95% due 06/15/2018	30,000	29,922
Cardinal Health, Inc. Senior Notes 3.50% due 11/15/2024	115,000	115,134

12

McKesson Corp. Senior Notes 1.40% due 03/15/2018	70,000	69,100
		214,156
Multimedia — 0.6%
21st Century Fox America, Inc. Company Guar. Notes 3.70% due 10/15/2025*	40,000	39,901
21st Century Fox America, Inc. Company Guar. Notes 6.20% due 12/15/2034	95,000	107,867
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	60,000	70,241
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	115,000	141,230
Time Warner, Inc. Company Guar. Notes 7.63% due 04/15/2031	75,000	92,802
		452,041
Oil Companies-Exploration & Production — 0.3%
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023*	15,000	11,700
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	35,000	25,812
Devon Energy Corp. Senior Notes 5.85% due 12/15/2025	15,000	14,588
Hess Corp. Senior Notes 5.60% due 02/15/2041	25,000	21,073
Hess Corp. Senior Notes 6.00% due 01/15/2040	25,000	22,163
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	75,000	80,573
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	5,000	3,300
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	10,000	7,000
		186,209
Oil Companies-Integrated — 0.1%
ConocoPhillips Co. Company Guar. Notes 3.35% due 11/15/2024	55,000	50,298
Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	55,000	48,496
		98,794
Oil Refining & Marketing — 0.0%
Tesoro Corp. Company Guar. Notes 5.13% due 04/01/2024	10,000	9,950
Oil-Field Services — 0.0%
Halliburton Co. Senior Notes 2.70% due 11/15/2020	30,000	29,653
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	11,000	10,340
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	30,000	29,025
		39,365
Physicians Practice Management — 0.0%
MEDNAX, Inc. Company Guar. Notes 5.25% due 12/01/2023*	5,000	5,025
Pipelines — 0.7%
DCP Midstream LLC Senior Notes 9.75% due 03/15/2019*	5,000	5,091
DCP Midstream Operating LP Company Guar. Notes 2.70% due 04/01/2019	5,000	4,050
DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	10,000	7,548
DCP Midstream Operating LP Company Guar. Notes 4.95% due 04/01/2022	5,000	4,092
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	86,000	79,550
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	75,000	61,737
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	150,000	120,338
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	40,000	29,665
MPLX LP Company Guar. Notes 4.50% due 07/15/2023*	15,000	13,421
MPLX LP Company Guar. Notes 4.88% due 12/01/2024*	15,000	13,463
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	30,000	25,946

13

Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.50% due 10/15/2019*	15,000	14,550
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	4,000	3,820
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.25% due 10/15/2022*	25,000	23,688
Williams Partners LP Senior Notes 3.60% due 03/15/2022	125,000	98,302
		505,261
Real Estate Investment Trusts — 0.8%
American Tower Corp. Senior Notes 3.40% due 02/15/2019	90,000	92,321
American Tower Corp. Senior Notes 3.45% due 09/15/2021	45,000	45,221
Duke Realty LP Senior Notes 3.75% due 12/01/2024	30,000	29,178
HCP, Inc. Senior Notes 3.75% due 02/01/2016	20,000	20,028
HCP, Inc. Senior Notes 5.38% due 02/01/2021	25,000	27,224
HCP, Inc. Senior Notes 6.00% due 01/30/2017	80,000	83,336
Kimco Realty Corp. Senior Notes 3.40% due 11/01/2022	15,000	14,859
Liberty Property LP Senior Notes 3.38% due 06/15/2023	25,000	23,711
Liberty Property LP Senior Notes 4.13% due 06/15/2022	25,000	25,285
UDR, Inc. Company Guar. Notes 3.70% due 10/01/2020	25,000	25,824
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	61,000	64,966
Welltower, Inc. Senior Notes 4.50% due 01/15/2024	35,000	35,806
Welltower, Inc. Senior Notes 5.25% due 01/15/2022	125,000	135,201
		622,960
Real Estate Operations & Development — 0.2%
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	100,000	101,258
Prologis LP Company Guar. Notes 3.75% due 11/01/2025	20,000	19,839
		121,097
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	30,000	36,561
United Rentals North America, Inc. Senior Sec. Notes 4.63% due 07/15/2023	15,000	14,962
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	20,000	19,400
		70,923
Retail-Automobile — 0.0%
Group 1 Automotive, Inc. Company Guar. Notes 5.00% due 06/01/2022	25,000	24,750
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 4.25% due 04/01/2046	70,000	71,560
Lowe’s Cos, Inc. Senior Notes 3.38% due 09/15/2025	30,000	30,459
		102,019
Retail-Drug Store — 0.5%
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	110,000	110,494
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	10,000	10,206
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	65,000	68,473
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	13,055	14,051
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	21,657	23,789
CVS Pass-Through Trust Pass Through Certs. 6.94% due 01/10/2030	131,438	150,279
		377,292

14

Retail-Perfume & Cosmetics — 0.0%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.63% due 12/01/2025	5,000	5,050
Retail-Restaurants — 0.0%
McDonald’s Corp. Senior Notes 2.75% due 12/09/2020	20,000	19,986
Security Services — 0.1%
ADT Corp. Senior Notes 6.25% due 10/15/2021	70,000	73,118
Semiconductor Components-Integrated Circuits — 0.0%
QUALCOMM, Inc. Senior Notes 3.45% due 05/20/2025	25,000	23,979
Steel-Producers — 0.1%
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	10,000	9,250
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	15,000	13,687
United States Steel Corp. Senior Notes 7.38% due 04/01/2020	35,000	18,186
		41,123
Telecommunication Equipment — 0.0%
CommScope, Inc. Senior Sec. Notes 4.38% due 06/15/2020*	20,000	20,150
Telephone-Integrated — 0.7%
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	30,000	27,746
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	70,000	64,092
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022*	10,000	9,962
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	121,000	109,239
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	50,000	46,131
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	126,000	112,681
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	124,000	107,657
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	42,000	38,455
		515,963
Television — 0.1%
TEGNA, Inc. Company Guar. Notes 5.13% due 10/15/2019	75,000	77,625
Tobacco — 0.1%
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	85,000	86,386
Transport-Rail — 0.2%
Kansas City Southern Company Guar. Notes 3.00% due 05/15/2023*	125,000	118,287
Transport-Services — 0.1%
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	40,000	39,757
Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	30,000	30,052
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	130,000	135,212
		165,264
X-Ray Equipment — 0.0%
Hologic, Inc. Company Guar. Notes 5.25% due 07/15/2022*	10,000	10,200
Total U.S. Corporate Bonds & Notes (cost $13,952,477)		13,722,791
FOREIGN CORPORATE BONDS & NOTES — 3.9%
Auto/Truck Parts & Equipment-Original — 0.1%
Delphi Automotive PLC Company Guar. Notes 3.15% due 11/19/2020	40,000	39,948
Banks-Commercial — 1.3%
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	205,000	218,666
Barclays Bank PLC FRS Sub. Notes 7.75% due 04/10/2023	200,000	213,500
BPCE SA Sub. Notes 5.15% due 07/21/2024*	200,000	201,681
Credit Suisse AG NY Sub. Notes 5.40% due 01/14/2020	132,000	144,528

15

Santander Issuances SAU Company Guar. Notes 5.18% due 11/19/2025	200,000	196,970
		975,345
Building Products-Wood — 0.0%
Norbord, Inc. Senior Sec. Notes 6.25% due 04/15/2023*	35,000	34,562
Diversified Banking Institutions — 0.3%
Deutsche Bank AG Senior Notes 1.35% due 05/30/2017	39,000	38,749
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	100,000	124,475
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	26,000	27,935
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	40,000	43,548
		234,707
Electric-Generation — 0.1%
Electricite de France SA Senior Notes 4.95% due 10/13/2045*	75,000	72,821
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 5.50% due 02/15/2022	5,000	5,125
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	6,000	6,450
		11,575
Medical-Generic Drugs — 0.6%
Actavis Funding SCS Company Guar. Notes 2.35% due 03/12/2018	205,000	205,214
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	155,000	154,877
Mylan NV Company Guar. Notes 3.00% due 12/15/2018*	25,000	24,945
Mylan NV Company Guar. Notes 3.75% due 12/15/2020*	30,000	30,031
		415,067
Non-Ferrous Metals — 0.2%
Corp Nacional del Cobre de Chile Senior Notes 4.50% due 09/16/2025*	200,000	188,337
Oil Companies-Exploration & Production — 0.2%
Encana Corp. Senior Notes 6.50% due 05/15/2019	90,000	87,748
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	35,000	26,775
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	6,000	4,110
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	5,000	3,500
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*	5,000	3,550
		125,683
Oil Companies-Integrated — 0.6%
BP Capital Markets PLC Company Guar. Notes 2.52% due 01/15/2020	55,000	54,821
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	55,000	43,053
Ecopetrol SA Senior Notes 5.88% due 05/28/2045	40,000	28,400
Petrobras Global Finance BV Company Guar. Notes 5.38% due 10/01/2029	GBP 100,000	84,508
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	75,000	56,426
Petroleos Mexicanos Company Guar. Notes 7.47% due 11/12/2026	MXN 1,000,000	51,880
Statoil ASA Company Guar. Notes 3.70% due 03/01/2024	10,000	10,131
Statoil ASA Company Guar. Notes 3.95% due 05/15/2043	55,000	49,718
YPF SA Senior Notes 8.50% due 07/28/2025	85,000	80,963
		459,900
Paper & Related Products — 0.0%
Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*	5,000	4,850
Cascades, Inc. Senior Notes 5.75% due 07/15/2023*	25,000	24,000
		28,850
Semiconductor Components-Integrated Circuits — 0.3%
TSMC Global, Ltd. Company Guar. Notes 1.63% due 04/03/2018*	200,000	196,025

16

Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	25,000	24,438
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	55,000	54,984
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	30,000	38,752
Wireless Equipment — 0.0%
Nokia Oyj Senior Notes 6.63% due 05/15/2039	25,000	25,578
Total Foreign Corporate Bonds & Notes (cost $3,064,997)		2,926,572
MUNICIPAL BONDS & NOTES — 1.0%
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	90,000	104,600
New Jersey Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	50,000	71,013
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	27,000	29,028
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038	300,000	89,250
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.20% due 07/01/2039	90,000	26,775
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series B 6.55% due 07/01/2058	25,000	7,438
State of California General Obligation Bonds 7.30% due 10/01/2039	5,000	6,998
State of California General Obligation Bonds 7.55% due 04/01/2039	55,000	79,888
State of California General Obligation Bonds 7.63% due 03/01/2040	120,000	174,752
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	25,000	23,641
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	65,000	68,825
University of California Revenue Bonds Series AJ 4.60% due 05/15/2031	90,000	95,930
Total Municipal Bonds & Notes (cost $827,342)		778,138
U.S. GOVERNMENT AGENCIES — 24.9%
Federal Home Loan Mtg. Corp. — 5.1%
1.89% due 02/01/2037 FRS	7,006	7,294
2.50% due 01/01/2028	16,890	17,167
2.50% due 04/01/2028	43,915	44,653
3.00% due 08/01/2027	73,655	76,020
3.00% due 10/01/2042	43,416	43,456
3.00% due 11/01/2042	20,536	20,550
3.00% due 08/01/2043	355,451	355,584
3.00% due 07/01/2045	198,623	198,457
3.50% due 03/01/2042	14,888	15,344
3.50% due 08/01/2042	97,355	100,340
3.50% due 09/01/2043	79,368	81,949
3.50% due January TBA	800,000	823,508
4.00% due 03/01/2023	19,055	19,831
4.00% due 09/01/2040	7,991	8,468
4.00% due 10/01/2043	97,228	102,836
4.50% due 01/01/2039	3,600	3,877
5.00% due 12/01/2020	7,357	7,854
5.00% due 05/01/2021	93,474	99,042
5.00% due 07/01/2021	26,768	27,847
5.00% due 05/01/2034	53,900	59,749
5.50% due 05/01/2037	12,247	13,628
5.50% due 06/01/2037	6,100	6,847
6.00% due 08/01/2036	14,964	16,922
6.50% due 05/01/2029	2,644	3,011
6.50% due 07/01/2035	3,165	3,724
6.50% due 05/01/2036	108	123
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2013-K502, Class B
2.71% due 03/25/2045*(6)	100,000	99,766
Series 2014-K503, Class B
3.01% due 10/25/2047*(6)	80,000	79,340
Series 2012-K706, Class B
4.03% due 11/25/2044*(6)	70,000	71,761
Series 2010-K8, Class B
5.25% due 09/25/2043 *(6)	90,000	97,165
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2014-DN1, Class M2
2.62% due 02/25/2024(4)	250,000	249,162
Series 2014-HQ1, Class M2

17

2.92% due 08/25/2024 (4)	250,000	252,186
Series 2015-DNA2, Class M2
3.02% due 12/25/2027 (4)	250,000	248,625
Series 2014-HQ3, Class M2
3.07% due 10/25/2024 (4)	250,000	253,359
Series DNA3, Class M2
3.27% due 04/25/2028 (4)	280,000	279,446
Federal Home Loan Mtg. Corp., REMIC
Series 3964, Class MD
2.00% due 01/15/2041(4)	11,978	11,938
Series 1577, Class PK
6.50% due 09/15/2023(4)	8,067	8,767
Series 1226, Class Z
7.75% due 03/15/2022(4)	749	795
		3,810,391
Federal National Mtg. Assoc. — 14.7%
2.31% due 05/01/2037 FRS	11,677	12,247
2.50% due 04/01/2028	73,121	74,089
2.50% due January TBA	100,000	100,790
2.50% due 02/01/2043	86,586	83,673
2.50% due 03/01/2043	172,673	166,866
2.58% due 10/01/2040 FRS	11,620	12,328
2.64% due 03/01/2027	39,465	38,168
2.66% due 03/01/2027	410,000	392,050
2.78% due 03/01/2027	78,000	76,022
2.97% due 06/01/2027	135,000	133,698
3.00% due 10/01/2027	32,514	33,675
3.00% due 12/01/2027	16,417	16,956
3.00% due 01/01/2028	52,702	54,574
3.00% due January TBA	1,500,000	1,518,094
3.50% due 08/01/2026	32,926	34,544
3.50% due 10/01/2028	121,799	127,868
3.50% due January TBA	3,400,000	3,507,859
4.00% due 11/01/2025	10,335	10,965
4.00% due 09/01/2040	7,418	7,869
4.00% due 12/01/2040	129,256	137,131
4.00% due 11/01/2041	12,310	13,059
4.00% due 01/01/2042	37,994	40,218
4.00% due 12/01/2043	33,903	36,193
4.00% due January TBA	1,200,000	1,269,806
4.50% due 01/01/2039	10,780	11,643
4.50% due 09/01/2039	23,946	25,911
4.50% due 09/01/2040	48,623	52,573
4.50% due 05/01/2041	25,847	27,960
4.50% due January TBA	1,300,000	1,403,837
5.00% due 03/01/2018	11,344	11,746
5.00% due 06/01/2019	4,089	4,291
5.00% due 05/01/2035	514	567
5.00% due 07/01/2040	39,047	43,071
5.00% due January TBA	900,000	990,612
5.50% due 10/01/2021	11,756	12,418
5.50% due 06/01/2022	4,497	4,785
5.50% due 12/01/2029	7,295	8,123
5.50% due 05/01/2034	26,353	29,653
5.50% due 08/01/2037	36,768	41,046
5.50% due 06/01/2038	10,304	11,514
6.00% due 06/01/2017	2,413	2,470
6.00% due 06/01/2026	23,000	25,954
6.00% due 04/01/2027	119,396	134,735
6.00% due 12/01/2033	33,635	38,406
6.00% due 05/01/2034	21,939	25,011
6.50% due 06/01/2035	70,144	80,164
6.50% due 10/01/2037	4,957	5,665
7.00% due 06/01/2037	27,471	33,404
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(4)	15,722	15,558
		10,939,859
Government National Mtg. Assoc. — 5.1%
3.00% due January TBA	800,000	810,844
3.50% due January TBA	1,600,000	1,667,938
4.00% due 09/15/2040	36,035	38,251
4.00% due 11/15/2040	113,811	120,845
4.50% due 02/15/2039	10,432	11,250
4.50% due 06/15/2041	653,103	705,086
4.50% due 08/15/2041	267,974	289,340
5.50% due 05/15/2036	10,952	12,185
6.00% due 09/15/2032	12,746	14,550
6.00% due 12/15/2033	51,299	59,217
7.00% due 07/15/2033	13,452	15,826
7.00% due 11/15/2033	14,300	16,915
8.00% due 11/15/2031	4,709	4,849
8.50% due 11/15/2017	177	182
9.00% due 11/15/2021	194	219
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HA
7.50% due 09/16/2035(4)	195	218
Series 2005-74, Class HB
7.50% due 09/16/2035(4)	11,102	12,867
		3,780,582
Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018	25,000	25,253
Total U.S. Government Agencies (cost $18,517,044)		18,556,085
U.S. GOVERNMENT TREASURIES — 5.4%
United States Treasury Bonds — 1.0%
2.50% due 02/15/2045(13)	625,000	560,767
2.88% due 05/15/2043	8,000	7,800
2.88% due 08/15/2045	135,000	131,113
		699,680
United States Treasury Notes — 4.4%
0.13% due 07/15/2024 TIPS(9)	1,522,538	1,445,996

18

0.25% due 01/15/2025 TIPS(9)	1,616,714		1,543,140
0.38% due 07/15/2025 TIPS(9)	320,941		310,728
			3,299,864
Total U.S. Government Treasuries (cost $4,121,682)			3,999,544
FOREIGN GOVERNMENT OBLIGATIONS — 1.9%
Sovereign — 1.9%
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 05/15/2019(9)	BRL	263,248	64,945
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 08/15/2022(9)	BRL	410,113	99,401
Dominican Republic Senior Notes 5.50% due 01/27/2025*	100,000		96,250
Government of Peru Bonds 5.20% due 09/12/2023	PEN	315,000	82,648
Government of Romania Bonds 5.85% due 04/26/2023	RON	50,000	13,863
Kingdom of Thailand Senior Notes 3.85% due 12/12/2025	THB	1,262,000	39,147
Malaysia Government Bond Senior Notes 3.49% due 03/31/2020	MYR	190,000	44,046
Oriental Republic of Uruguay Senior Notes 3.70% due 06/26/2037(9)	UYU	2,165,455	56,646
Oriental Republic of Uruguay Notes 4.25% due 04/05/2027(9)	UYU	2,669,051	80,611
Oriental Republic of Uruguay Senior Notes 4.38% due 10/27/2027	90,000		88,425
Oriental Republic of Uruguay Senior Notes 4.38% due 12/15/2028(9)	UYU	757,322	22,784
Republic of Colombia Bonds 3.00% due 03/25/2033(9)	COP	162,755,369	43,491
Republic of Colombia Bonds 3.50% due 03/10/2021(9)	COP	78,524,330	24,815
Republic of Costa Rica Bonds 9.20% due 03/27/2019*	CRC	16,200,000	31,489
Republic of Hungary Bonds 5.50% due 06/24/2025	HUF	2,900,000	11,674
Republic of Indonesia Senior Notes 7.00% due 05/15/2027	IDR	1,271,000,000	79,235
Republic of Indonesia Senior Bonds 8.38% due 03/15/2034	IDR	870,000,000	59,100
Republic of Peru Senior Notes 4.13% due 08/25/2027	35,000		34,300
Republic of Poland Bonds 3.25% due 07/25/2025	PLN	131,000	34,348
Republic of South Africa Bonds 7.75% due 02/28/2023	ZAR	995,000	58,441
Republic of Turkey Bonds 2.00% due 04/16/2025(9)	TRY	307,193	98,855
Republic of Turkey Bonds 2.50% due 05/04/2016(9)	TRY	137,755	47,034
Republic of Turkey Bonds 7.10% due 03/08/2023	TRY	110,000	31,164
Russian Federation Bonds 7.50% due 02/27/2019	RUB	1,890,000	24,303
Russian Federation FRS Bonds 14.42% due 01/29/2020	RUB	6,255,000	87,956
United Mexican States Bonds 10.00% due 12/05/2024	MXN	828,800	60,537
Total Foreign Government Obligations (cost $1,572,932)			1,415,508
OPTIONS — PURCHASED†(3)(10) — 0.0%
Call Options — Purchased (cost $649)	HKD	1,485,000	391
Total Long-Term Investment Securities (cost $82,760,772)			84,264,063
REPURCHASE AGREEMENTS — 3.1%
Bank of America Securities LLC Joint Repurchase Agreement(14)	375,000		375,000
Barclays Capital, Inc. Joint Repurchase Agreement(14)	560,000		560,000
BNP Paribas SA Joint Repurchase Agreement(14)	545,000		545,000
Deutsche Bank AG Joint Repurchase Agreement(14)	245,000		245,000
RBS Securities, Inc. Joint Repurchase Agreement(14)	545,000		545,000
Total Repurchase Agreements (cost $2,270,000)			2,270,000

19

TOTAL INVESTMENTS (cost $85,030,772)(15)	116.1%	86,534,063
Liabilities in excess of other assets	(16.1)	(11,982,375)
NET ASSETS	100.0%	$74,551,688

†                      Non-income producing security

*                      Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2015, the aggregate value of these securities was $13,251,844 representing 17.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)              Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(2)              Perpetual maturity — maturity date reflects the next call date.

(3)              Illiquid security.  At December 31, 2015, the aggregate value of these securities was $10,448 representing 0.0% of net assets.

(4)              Collateralized Mortgage Obligation

(5)              Collateralized Loan Obligation

(6)              Commercial Mortgage Backed Security

(7)              Interest Only

(8)              “Step-up” security where the rate increases (“steps-up”) at a predetermined rate.  Rate shown reflects the increased rate.

(9)              Principal amount of security is adjusted for inflation.

(10)       Options — Purchased

Options-Purchased
							Unrealized
	Expiration	Strike	Notional		Premiums	Value at	Appreciation
Issue	Month	Price	Amount		Paid	December 31, 2015	(Depreciation)
Call option to buy Hong Kong Dollar in exchange for U.S. dollars with Goldman Sachs International	March 2016	$7.75	HKD	1,485,000	$649	$391	$(258)

(11)       Denominated in United States dollars unless otherwise indicated.

(12)       Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2015, the Multi-Managed Income/Equity Portfolio held the following restricted securities:

					Value	% of
	Acquisition		Acquisition		Per	Net
Description	Date	Shares	Cost	Value	Share	Assets
Common Stocks
ION Media Networks, Inc.	04/09/2014	10	$0	$10,050	$1,004.99	0.00%

(13)       The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(14)       See Note 2 for details of Joint Repurchase Agreements.

(15)       See Note 4 for cost of investments on a tax basis.

20

BRL —   Brazilian Real

CLO —  Collateralized Loan Obligation

COP —  Colombian Peso

CRC —  Costa Rican Colón

EUR — Euro Dollar

GBP — Pound Sterling

HKD —  Hong Kong Dollar

HUF — Hungarian Forint

IDR — Indonesian Rupiah

MXN —  Mexican Peso

MYR —  Malaysian Ringgit

PEN —  Peruvian Nuevo

PLN —   Polish Zloty

REMIC  —  Real Estate Mortgage Investment Conduit

RON —  Romanian Leu

RUB —  Russian Ruble

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS —  Treasury Inflation Protected Securities

THB — Thailand Baht

TRY — Turkish Lira

UYU — Uruguayan Peso

ZAR — South African Rand

FRS  —  Floating Rate Security

VRS —  Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts
Number						Unrealized
of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	December 31, 2015	(Depreciation)

10	Long	CME 90 day Eurodollar Futures	December 2016	$2,472,982	$2,469,250	$(3,732)
10	Short	CME 90 day Eurodollar Futures	December 2017	2,460,714	2,455,625	5,089
3	Long	U.S. Treasury 2YR Notes	March 2016	652,407	651,703	(704)
72	Long	U.S. Treasury 5YR Notes	March 2016	8,535,718	8,519,063	(16,655)
80	Short	U.S. Treasury 10YR Notes	March 2016	10,101,617	10,072,500	29,117
5	Short	U.S. Treasury Long Bond Futures	March 2016	767,875	768,750	(875)
12	Long	U.S. Ultra Bonds	March 2016	1,893,114	1,904,250	11,136
						$23,376

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	832,000	USD	913,278	01/29/2016	$8,565	$—
	EUR	120,000	USD	129,009	03/15/2017	—	(3,569)
	IDR	1,964,339,000	USD	136,650	03/16/2016	—	(2,244)
	PLN	137,000	USD	34,529	03/16/2016	—	(348)
	USD	16,964	EUR	15,000	03/15/2017	—	(392)
						8,565	(6,553)
Barclays Bank PLC	IDR	460,000,000	USD	31,867	05/18/2016	—	(107)
	TRY	135,000	USD	45,101	03/16/2016	—	(252)
	ZAR	970,000	USD	62,522	03/16/2016	614	—
						614	(359)
BNP Paribas SA	USD	16,341	EUR	15,000	01/29/2016	—	(30)
	USD	7,409	GBP	5,000	01/29/2016	—	(38)
						—	(68)
Citibank N.A.	CRC	17,357,000	USD	32,071	03/16/2016	—	(232)
	CZK	1,680,000	USD	68,557	03/16/2016	855	—
	GBP	64,000	USD	97,189	03/16/2016	2,829	—
	HUF	3,400,000	USD	11,812	03/16/2016	110	—
	MYR	105,000	USD	24,547	03/16/2016	252	—
	RUB	5,073,000	USD	71,886	03/16/2016	3,553	—
	THB	1,410,000	USD	38,948	03/16/2016	—	(167)
						7,599	(399)
Commonwealth Bank of Australia Sydney	EUR	95,000	USD	100,698	03/16/2016	—	(2,728)

Credit Suisse International	MYR	10,000	USD	2,345	03/16/2016	32	—

Deutsche Bank AG	CNY	295,000	USD	44,765	07/28/2016	892	—

Goldman Sachs International	CNY	75,000	USD	11,407	07/28/2016	253	—
	HKD	745,000	USD	96,077	03/03/2016	—	(97)
	USD	58,511	IDR	904,000,000	05/18/2016	4,325	—
						4,578	(97)
HSBC Bank USA, N.A.	UYU	3,060,000	USD	99,010	03/03/2016	—	(729)
	UYU	1,525,000	USD	48,760	03/16/2016	—	(753)
						—	(1,482)
JPMorgan Chase Bank	IDR	444,000,000	USD	30,674	05/18/2016	—	(189)
	GBP	105,000	USD	156,546	01/29/2016	1,744	—
	MYR	56,000	USD	13,135	03/16/2016	177	—
	RON	60,000	USD	14,582	03/16/2016	151	—
	RUB	3,353,000	USD	46,569	03/16/2016	1,405	—
	USD	59,021	CNY	370,000	07/28/2016	—	(3,994)
						3,477	(4,183)
Royal Bank of Canada	HKD	425,000	USD	54,859	03/16/2016	—	(10)
	MXN	2,039,000	USD	118,685	03/16/2016	973	—
						973	(10)
Standard Chartered Bank	BRL	521,000	USD	133,796	03/02/2016	4,444	—
	COP	72,567,000	USD	22,127	03/16/2016	—	(554)
	MYR	19,000	USD	4,459	03/16/2016	63	—
	PEN	320,000	USD	93,308	03/16/2016	658	—
	USD	9,365	PEN	32,000	03/16/2016	—	(100)
						5,165	(654)
State Street Bank and Trust Co.	BRL	105,000	USD	26,312	03/02/2016	243	—
	COP	7,733,000	USD	2,336	03/16/2016	—	(82)
						243	(82)
UBS AG	USD	177,726	EUR	155,000	03/15/2017	—	(6,481)

Net Unrealized Appreciation(Depreciation)						$32,138	$(23,096)

BRL — Brazilian Real

CNY — Chinese Yuan

COP — Colombian Peso

CRC — Costa Rican Colon

CZK — Czech Republic Koruna

EUR — Euro Dollar

GBP — Pound Sterling

HKD — Hong Kong Dollar

HUF — Hungarian Forint

IDR — Indonesian Rupiah

MXN — Mexican Peso

MYR — Malaysian Ringgit

PEN —  Peruvian Nuevo

PLN — Polish Zloty

RON — Romanian Leu

RUB — Russian Ruble

THB — Thailand Baht

TRY — Turkish Lira

USD — United States Dollar

UYU — Uruguayan Peso

ZAR — South African Rand

21

Over the Counter Interest Rate Swap Contracts

				Rates Exchanged		Upfront Payments	Unrealized
Swap Counterparty	Notional Amount (000’s)		Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Made (Received) by the Portfolio	Appreciation (Depreciation)
Bank of America, N.A.	CNY	800	03/16/2017	3.50%	3 month LIBOR	$—	$1,244
Bank of America, N.A.	USD	151	03/16/2017	3 month LIBOR	3.50%	—	—
							$1,244

CNY - Chinese Yuan

LIBOR - London Interbank Offered Rate

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2015 (see Note1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$—	$—	$10,050	$10,050
Other Industries	23,578,370	—	—	23,578,370
Preferred Securities/Capital Securities	—	1,389,512	—	1,389,512
Asset Backed Securities:
Diversified Financial Services	—	17,712,802	174,300	17,887,102
U.S. Corporate Bonds & Notes	—	13,722,791	—	13,722,791
Foreign Corporate Bonds & Notes	—	2,926,572	—	2,926,572
Municipal Bonds & Notes	—	778,138	—	778,138
U.S. Government Agencies	—	18,556,085	—	18,556,085
U.S. Government Treasuries	—	3,999,544	—	3,999,544
Foreign Government Obligations	—	1,415,508	—	1,415,508
Options - Purchased	391	—	—	391
Repurchase Agreements	—	2,270,000	—	2,270,000
Total Investments at Value	$23,578,761	$62,770,952	$184,350	$86,534,063

Other Financial Instruments:+
Futures Contracts	$45,342	$—	$—	$45,342
Forward Foreign Currency Contracts	—	32,138	—	32,138
Over the Counter Interest Rate Swap Contracts	—	1,244	—	1,244
Total Other Financial Instruments	$45,342	$33,382	$—	$78,724

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$21,966	$—	$—	$21,966
Forward Foreign Currency Contracts	—	23,096	—	23,096
Total Other Financial Instruments	$21,966	$23,096	$—	$45,062

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

22

Seasons Series Trust Multi-Managed Income Portfolio

Portfolio of Investments — December 31, 2015 — (unaudited)

Security Description	Shares/ Principal Amount(9)	Value (Note 1)
COMMON STOCKS — 16.3%
Advertising Services — 0.1%
Nielsen Holdings PLC	836	$38,958
Aerospace/Defense-Equipment — 0.1%
United Technologies Corp.	783	75,223
Airlines — 0.2%
United Continental Holdings, Inc.†	2,023	115,918
Apparel Manufacturers — 0.1%
Carter’s, Inc.	728	64,814
Applications Software — 0.3%
NetSuite, Inc.†	785	66,427
ServiceNow, Inc.†	1,118	96,774
Tableau Software, Inc., Class A†	288	27,135
		190,336
Athletic Footwear — 0.2%
NIKE, Inc., Class B	2,178	136,125
Auto/Truck Parts & Equipment-Original — 0.2%
Delphi Automotive PLC	1,093	93,703
Banks-Commercial — 0.1%
PacWest Bancorp	834	35,945
Beverages-Non-alcoholic — 0.3%
Coca-Cola Co.	4,084	175,449
Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	486	48,250
Building Products-Cement — 0.1%
Vulcan Materials Co.	766	72,747
Cable/Satellite TV — 0.4%
Comcast Corp., Class A	3,189	179,955
Time Warner Cable, Inc.	296	54,935
		234,890
Cellular Telecom — 0.2%
T-Mobile US, Inc.†	2,419	94,631
Chemicals-Diversified — 0.2%
PPG Industries, Inc.	983	97,140
Commercial Services — 0.2%
Aramark	1,443	46,537
CoStar Group, Inc.†	212	43,818
ServiceMaster Global Holdings, Inc.†	1,285	50,423
		140,778
Computer Aided Design — 0.1%
ANSYS, Inc.†	525	48,562
Computer Services — 0.2%
Amdocs, Ltd.	1,763	96,207
Cognizant Technology Solutions Corp., Class A†	923	55,398
		151,605
Computers — 0.7%
Apple, Inc.	4,031	424,303
Consulting Services — 0.1%
Verisk Analytics, Inc.†	869	66,809
Containers-Metal/Glass — 0.2%
Crown Holdings, Inc.†	1,818	92,173
Cosmetics & Toiletries — 0.3%
Colgate-Palmolive Co.	1,277	85,074
Estee Lauder Cos., Inc., Class A	1,266	111,484
		196,558
Cruise Lines — 0.1%
Norwegian Cruise Line Holdings, Ltd.†	1,358	79,579
Distribution/Wholesale — 0.1%
Fastenal Co.	1,638	66,863
Diversified Manufacturing Operations — 0.2%
A.O. Smith Corp.	858	65,732
Dover Corp.	1,175	72,039
		137,771
E-Commerce/Products — 0.4%
Amazon.com, Inc.†	376	254,135
E-Commerce/Services — 0.2%
Priceline Group, Inc.†	86	109,646
Electronic Components-Misc. — 0.2%
TE Connectivity, Ltd.	1,496	96,657
Electronic Components-Semiconductors — 0.2%
Avago Technologies, Ltd.	630	91,445
Texas Instruments, Inc.	1,072	58,756
		150,201
Electronic Connectors — 0.2%
Amphenol Corp., Class A	2,125	110,989
Electronic Design Automation — 0.1%
Cadence Design Systems, Inc.†	2,704	56,270
Electronic Forms — 0.2%
Adobe Systems, Inc.†	1,269	119,210
Electronic Measurement Instruments — 0.1%
National Instruments Corp.	1,679	48,170
Enterprise Software/Service — 0.2%
Tyler Technologies, Inc.†	208	36,258
Ultimate Software Group, Inc.†	343	67,060
Workday, Inc., Class A†	251	20,000
		123,318
Finance-Consumer Loans — 0.1%
Synchrony Financial†	1,859	56,532
Finance-Credit Card — 0.6%
American Express Co.	661	45,973
MasterCard, Inc., Class A	1,563	152,174
Visa, Inc., Class A	2,248	174,332
		372,479
Finance-Investment Banker/Broker — 0.2%
E*TRADE Financial Corp.†	1,992	59,043
LPL Financial Holdings, Inc.	836	35,655
		94,698
Finance-Other Services — 0.1%
Intercontinental Exchange, Inc.	192	49,202
Financial Guarantee Insurance — 0.1%
MGIC Investment Corp.†	3,571	31,532
Food-Confectionery — 0.2%
Hershey Co.	1,309	116,854
Food-Retail — 0.2%
Kroger Co.	3,225	134,902

1

Food-Wholesale/Distribution — 0.1%
Sysco Corp.	1,834		75,194
Hotels/Motels — 0.1%
Hilton Worldwide Holdings, Inc.	2,251		48,171
Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	918		119,441
Instruments-Controls — 0.4%
Honeywell International, Inc.	1,150		119,106
Sensata Technologies Holding NV†	2,337		107,642
			226,748
Internet Content-Entertainment — 0.4%
Facebook, Inc., Class A†	2,594		271,488
Internet Content-Information/News — 0.1%
LinkedIn Corp., Class A†	192		43,215
Investment Management/Advisor Services — 0.1%
BlackRock, Inc.	147		50,056
Machinery-General Industrial — 0.1%
Roper Technologies, Inc.	387		73,449
Medical Information Systems — 0.1%
athenahealth, Inc.†	479		77,105
Medical Instruments — 0.1%
Boston Scientific Corp.†	3,996		73,686
Medical Products — 0.0%
Baxter International, Inc.	463		17,663
Medical-Biomedical/Gene — 1.2%
Alder Biopharmaceuticals, Inc.†	1,566		51,725
Amgen, Inc.	1,334		216,548
Biogen, Inc.†	455		139,389
Celgene Corp.†	1,595		191,017
Regeneron Pharmaceuticals, Inc.†	198		107,489
			706,168
Medical-Drugs — 1.1%
AbbVie, Inc.	2,437		144,368
Bristol-Myers Squibb Co.	2,279		156,772
Eli Lilly & Co.	1,779		149,899
Endo International PLC†	1,533		93,850
Ironwood Pharmaceuticals, Inc.†	3,780		43,810
Mallinckrodt PLC†	973		72,615
			661,314
Medical-Hospitals — 0.1%
Universal Health Services, Inc., Class B	604		72,172
Metal Processors & Fabrication — 0.1%
Rexnord Corp.†	2,859		51,805
Multimedia — 0.3%
Walt Disney Co.	1,573		165,291
Oil Companies-Exploration & Production — 0.0%
Anadarko Petroleum Corp.	452		21,958
Oil Refining & Marketing — 0.0%
Phillips 66	187		15,297
Oil-Field Services — 0.0%
Baker Hughes, Inc.	586		27,044
Pharmacy Services — 0.3%
Diplomat Pharmacy, Inc.†	1,526		52,220
Express Scripts Holding Co.†	1,622		141,779
			193,999
Real Estate Investment Trusts — 0.3%
American Tower Corp.	1,580		153,181
Simon Property Group, Inc.	255		49,582
			202,763
Real Estate Management/Services — 0.1%
Jones Lang LaSalle, Inc.	320		51,155
Recreational Vehicles — 0.1%
Polaris Industries, Inc.	882		75,808
Retail-Auto Parts — 0.1%
AutoZone, Inc.†	69		51,192
Retail-Building Products — 0.4%
Lowe’s Cos., Inc.	2,915		221,657
Retail-Discount — 0.2%
Dollar Tree, Inc.†	1,433		110,656
Retail-Gardening Products — 0.1%
Tractor Supply Co.	778		66,519
Retail-Restaurants — 0.4%
Chipotle Mexican Grill, Inc.†	115		55,183
Dunkin’ Brands Group, Inc.	1,343		57,198
Starbucks Corp.	2,673		160,460
			272,841
Semiconductor Components-Integrated Circuits — 0.1%
Atmel Corp.	4,602		39,623
Telecommunication Equipment — 0.1%
CommScope Holding Co., Inc.†	1,742		45,100
Television — 0.0%
ION Media Networks, Inc.†(1)(10)(11)	4		4,020
Tobacco — 0.2%
Altria Group, Inc.	1,832		106,641
Toys — 0.1%
Mattel, Inc.	2,025		55,019
Transport-Rail — 0.2%
Union Pacific Corp.	1,251		97,828
Web Portals/ISP — 0.9%
Alphabet, Inc., Class C†	712		540,323
Wireless Equipment — 0.1%
Motorola Solutions, Inc.	1,051		71,941
Total Common Stocks (cost $8,792,550)			9,808,275
PREFERRED SECURITIES/CAPITAL SECURITIES — 2.4%
Banks-Commercial — 0.7%
Banco Bilbao Vizcaya Argentaria SA FRS 7.00% due 02/19/2019(2)	EUR	200,000	213,247
Banco Santander SA FRS 6.25% due 03/12/2019(2)	EUR	200,000	205,395
			418,642

2

Building Societies — 0.4%
Nationwide Building Society FRS 6.88% due 06/20/2019(2)	GBP	175,000	258,630
Diversified Banking Institutions — 0.8%
Lloyds Banking Group PLC FRS 6.38% due 06/27/2020(2)	EUR	200,000	229,252
Societe Generale SA FRS 8.25% due 11/29/2018(2)	225,000		238,500
			467,752
Diversified Manufacturing Operations — 0.2%
General Electric Co. FRS 4.10% due 12/15/2022(2)	118,430		118,134
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 11/30/2056†(10)	8,000		1
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068	45,000		49,219
Insurance-Property/Casualty — 0.2%
ACE Capital Trust II 9.70% due 04/01/2030	80,000		115,600
Total Preferred Securities/Capital Securities (cost $1,633,799)			1,427,978
ASSET BACKED SECURITIES — 30.2%
Diversified Financial Services — 30.2%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.59% due 01/25/2037(4)	109,276		106,363
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	7,000		6,980
AMMC CLO XIV, Ltd. FRS Series 2014-14A, Class A1L 1.77% due 07/27/2026*(5)	250,000		247,250
Apidos CLO XX FRS Series 2015-20A, Class A1 1.87% due 01/16/2027*(5)	250,000		248,575
Ares XXX CLO, Ltd. FRS Series 2014-30A, Class A2 1.17% due 04/20/2023*(5)	198,326		197,315
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 2.00% due 10/25/2034	5,071		4,740
Atrium XI FRS Series 11-A, Class B 2.47% due 10/23/2025*(5)	250,000		245,825
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.74% due 02/10/2051(3)	123,678		128,678
Banc of America Commercial Mtg. Trust VRS Series 2006-2, Class A4 5.83% due 05/10/2045(3)	33,936		33,981
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(3)	235,000		233,781
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.65% due 02/25/2036(4)	218,106		195,105
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(3)	92,170		96,130
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW16, Class A4 5.72% due 06/11/2040(3)	47,358		48,480
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	20,500		20,189
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	5,348		5,348
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2013-3A, Class A1A 1.44% due 07/15/2025*(5)	250,000		245,125
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A,Class A1 1.79% due 04/27/2027*(5)	250,000		247,625
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2014-4A, Class B 2.77% due 10/15/2026*(5)	250,000		249,650
Cent CLO, Ltd. FRS Series 2013-20A, Class A 1.80% due 01/25/2026*(5)	250,000		246,100
Cent CLO, Ltd. FRS Series 2015-23A, Class A1 1.81% due 04/17/2026*(5)	250,000		246,825
CIFC Funding, Ltd. FRS Series 2014-2A, Class A1L 1.86% due 05/24/2026*(5)	250,000		247,500
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(3)	75,000		78,696
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.14% due 12/10/2049(3)	38,498		40,479
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.63% due 03/25/2036(4)	124,643		118,892

3

Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(3)	147,330	149,810
Citigroup/Deutsche Bank Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(3)	148,027	153,506
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(3)	110,000	107,859
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(3)	155,000	156,335
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(3)	155,059	156,297
Commercial Mtg. Trust VRS Series 2013-CR8, Class A5 3.61% due 06/10/2046(3)	50,000	51,495
Commercial Mtg. Trust Series 2015-CR26, Class A4 3.63% due 10/10/2048(3)	157,000	158,308
Commercial Mtg. Trust Series 2014-UBS4, Class A5 3.69% due 08/10/2047(3)	155,000	157,472
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(3)	149,000	154,527
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(3)	75,000	78,327
Commercial Mtg. Trust VRS Series 2013-CR9, Class A4 4.23% due 07/10/2045(3)	60,109	64,593
Commercial Mtg. Trust Series 2007-GG9, Class A4 5.44% due 03/10/2039(3)	130,813	133,727
Commercial Mtg. Trust VRS Series 2006-C7, Class A4 5.77% due 06/10/2046(3)	36,287	36,586
Commercial Mtg. Trust VRS Series 2008-LS1, Class A4B 6.04% due 12/10/2049(3)	104,756	107,991
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(4)	6,854	6,900
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(4)	86,755	80,976
Countrywide Home Loan Mtg. Pass Through Trust Series 2006-14, Class A3 6.25% due 09/25/2036(4)	4,538	4,300
CPS Auto Receivables Trust Series 2012-D, Class A 1.48% due 03/16/2020*	21,706	21,631
Credit Suisse First Boston Mtg. Securities Corp. Series 2005-C3, Class AJ 4.77% due 07/15/2037(3)	989	989
Credit Suisse Mtg. Capital Certs., Series 2006-C4, Class A3 5.47% due 09/15/2039(3)	51,252	51,794
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.90% due 06/15/2057(3)(6)	1,253,025	71,759
CSAIL Commercial Mtg. Trust Series 2015-C3, Class A4 3.72% due 08/15/2048(3)	161,000	163,102
Domino’s Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	41,565	42,755
Drive Auto Receivables Trust Series 2015-BA, Class B 2.12% due 06/17/2019*	105,000	104,767
Dryden XXXI Senior Loan Fund FRS Series 2014-31A, Class A 1.67% due 04/18/2026*(5)	250,000	246,900
First Horizon Alternative Mtg. Securities Trust FRS Series 2005-AA3, Class 3A1 2.38% due 05/25/2035(4)	203,317	195,373
First Investors Auto Owner Trust Series 2014-1A, Class A3 1.49% due 01/15/2020*	40,000	39,932
First Investors Auto Owner Trust Series 2013-1A, Class B 1.81% due 10/15/2018*	25,000	25,002
First Investors Auto Owner Trust Series 2014-3A, Class B 2.39% due 11/16/2020*	190,000	189,127
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	6,000	5,977
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class B 1.40% due 02/15/2019	50,000	49,943
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	11,000	10,950
Galaxy XIX CLO, Ltd. FRS Series 2015-19A, Class A1A 1.87% due 01/24/2027*(5)	250,000	247,850
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(3)	160,000	157,291
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(3)	40,000	46,374

4

GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(3)	100,000	102,773
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(3)	145,000	147,779
GS Mtg. Securities Trust Series 2014-GC22, Class A5 3.86% due 06/10/2047(3)	125,000	129,581
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(3)	140,000	146,346
GS Mtg. Securities Trust Series 2014-GC18, Class A4 4.07% due 01/10/2047(3)	65,000	68,437
GSAA Home Equity Trust FRS Series 2007-4, Class A1 0.52% due 03/25/2037	267,477	138,962
GSR Mtg. Loan Trust FRS Series 2006-AR2, Class 3A1 2.56% due 04/25/2036(4)	17,244	14,540
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.75% due 04/25/2035(4)	67,725	64,398
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.83% due 03/25/2047(4)	46,729	40,246
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.87% due 01/25/2036(4)	82,205	76,298
GTP Acquisition Partners I LLC Series 2015-2, Class A 3.48% due 06/15/2050*	160,000	157,520
Hilton USA Trust Series 2013-HLT, Class AFX 2.66% due 11/05/2030*(3)	195,000	195,146
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.96% due 05/25/2035(4)	112,678	103,773
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(3)	143,406	148,834
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(3)	115,250	122,492
JP Morgan Chase Commercial Mtg. Securities Trust Series 2006-LDP9, Class A3 5.34% due 05/15/2047(3)	185,758	189,191
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.69% due 02/12/2049(3)	110,753	114,233
JP Morgan Chase Commercial Mtg. Securities Trust Series 2008-C2, Class A4 6.07% due 02/12/2051(3)	94,124	99,537
JPMBB Commercial Mtg. Securities Trust VRS Series 2015-C33, Class A4 3.77% due 12/15/2048(3)	145,000	147,883
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(3)	144,000	147,428
JPMBB Commercial Mtg. Securities Trust Series 2013-C17, Class A4 4.20% due 01/15/2047(3)	45,000	47,743
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class A3 5.43% due 02/15/2040(3)	24,367	25,008
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class A4 5.82% due 06/15/2038(3)	111,461	112,438
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(3)	97,814	100,632
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.09% due 04/15/2041(3)	53,480	56,327
LSTAR Securities Investment Trust FRS Series 2015-4, Class A1 2.24% due 04/01/2020*(4)	182,958	180,328
LSTAR Securities Investment Trust FRS Series 2015-9, Class A1 2.24% due 10/01/2020*(4)	177,405	174,300
Madison Park Funding XI, Ltd. FRS Series 2013-11A, Class A1A 1.60% due 10/23/2025*(5)	250,000	246,700
Magnetite IX, Ltd. FRS Series 2014-9A, Class A1 1.74% due 07/25/2026*(5)	250,000	247,200
Magnetite IX, Ltd. FRS Series 2014-9A, Class A2 2.27% due 07/25/2026*(5)	250,000	245,250
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A2, Class A2 2.50% due 02/25/2035(4)	32,313	32,419
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.72% due 12/25/2034(4)	55,954	55,211
Merrill Lynch Mtg. Trust VRS Series 2006-C1, Class A4 5.67% due 05/12/2039(3)	74,105	74,182
ML-CFC Commercial Mtg. Trust Series 2007-5, Class A4 5.38% due 08/12/2048(3)	132,131	135,257

5

ML-CFC Commercial Mtg. Trust Series 2007-9, Class A4 5.70% due 09/12/2049(3)	58,415	60,764
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.74% due 06/12/2050(3)	81,911	85,003
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.16% due 12/15/2047(3)(6)	357,814	23,161
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class A5 3.74% due 08/15/2047(3)	135,000	138,962
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(3)	25,000	26,379
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2029*(3)	105,000	107,460
Morgan Stanley Capital I Trust Series 2006-IQ12, Class A4 5.33% due 12/15/2043(3)	161,363	164,226
Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class A4 5.69% due 04/15/2049(3)	115,000	117,947
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(3)	68,102	71,140
Morgan Stanley Capital I Trust VRS Series 2008-T29, Class A4 6.27% due 01/11/2043(3)	61,860	65,824
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(4)	52,297	47,049
MortgageIT Trust FRS Series 2005-4, Class A1 0.70% due 10/25/2035(4)	274,740	250,853
Neuberger Berman CLO XVII, Ltd. FRS Series 2014-17A, Class A 1.80% due 08/04/2025*(5)	250,000	247,725
Nomura Asset Acceptance Corp Alternative Loan Trust FRS Series 2006-AF1, Class 3A1 3.71% due 06/25/2036(4)	162,977	121,813
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(4)	16,586	16,271
NRZ Advance Receivables Trust Series 2015-T2, Class AT2 3.30% due 08/17/2048*	440,000	436,869
Oaktree EIF II Series B1, Ltd. FRS Series BH3-B1A, Class A 1.91% due 02/15/2026*(5)	250,000	248,125
OCP CLO, Ltd. FRS Series 2015-8A, Class A1 1.85% due 04/17/2027*(5)	215,000	212,914
Ocwen Master Advance Receivables Trust Series 2015-1, Class AT1 2.54% due 09/17/2046*	135,000	134,882
OHA Credit Partners VII, Ltd. FRS Series 2012-7A, Class A 1.79% due 11/20/2023*(5)	200,000	199,700
OHA Loan Funding 2015-1, Ltd. FRS Series 2015-1A, Class A 1.86% due 02/15/2027*(5)	250,000	248,100
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.52% due 02/25/2037	54,537	32,312
OZLM VI, Ltd. FRS Series 2014-6A, Class A1 1.87% due 04/17/2026*(5)	250,000	248,450
OZLM XII, Ltd. FRS Series 2015-12A, Class A1 1.77% due 04/30/2027*(5)	250,000	246,400
Race Point IX CLO, Ltd. FRS Series BH3-9A, Class A1 1.83% due 04/15/2027*(5)	250,000	246,475
RFMSI Series Trust FRS Series 2005-SA3, Class 1A 2.87% due 08/25/2035(4)	159,874	120,812
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(4)	2,974	2,953
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.55% due 05/25/2037	136,300	91,918
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.54% due 02/20/2047(4)	140,056	120,937
Sound Point CLO VIII, Ltd. FRS Series 2015-1A, Class A 1.85% due 04/15/2027*(5)	250,000	247,725
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.67% due 11/25/2036	195,000	134,168
SpringCastle America Funding LLC Series 2014-A, Class AA 2.70% due 05/25/2023*	95,818	95,606
Springleaf Funding Trust Series 2014-AA, Class A 2.41% due 12/15/2022*	110,000	109,688
Springleaf Mtg. Loan Trust VRS Series 2013-2A, Class M1 3.52% due 12/25/2065*(4)	100,000	100,625
Thornburg Mtg. Securities Trust FRS Series 2005-1, Class A3 2.27% due 04/25/2045(4)	113,422	113,311
Treman Park CLO, Ltd. FRS Series 2015-1A, Class A 1.82% due 04/20/2027*(5)	250,000	248,175
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(3)	85,000	85,311

6

Voya CLO, Ltd. FRS Series 2015-1A, Class A1 1.80% due 04/18/2027*(5)	250,000	247,750
Voya CLO, Ltd. FRS Series 2014-4A, Class A2A 2.72% due 10/14/2026*(5)	250,000	249,550
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR15, Class 2A 2.15% due 11/25/2046(4)	147,815	132,249
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.19% due 09/15/2057(3)(6)	999,060	71,651
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(3)	80,000	82,687
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.11% due 05/15/2048(3)	10,000	8,047
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.64% due 03/25/2035(4)	128,170	130,160
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.72% due 10/25/2036(4)	80,070	74,318
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.75% due 11/25/2034(4)	3,066	3,076
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.85% due 01/25/2035(4)	193,479	194,012
Westlake Automobile Receivables Trust Series 2014-B, Class 2A 1.58% due 04/15/2020*	155,000	154,703
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 0.98% due 02/15/2044*(3)(6)	816,992	21,658
WF-RBS Commercial Mtg. Trust Series 2014-C21, Class A5 3.68% due 08/15/2047(3)	95,000	97,179
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(3)	145,000	151,963
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(3)	130,000	136,813
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(3)	60,000	63,382
WF-RBS Commercial Mtg. Trust VRS Series 2013-C15, Class A4 4.15% due 08/15/2046(3)	55,000	58,389
Total Asset Backed Securities (cost $18,327,670)		18,206,169
U.S. CORPORATE BONDS & NOTES — 22.7%
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 2.85% due 12/15/2020*	15,000	14,962
Lockheed Martin Corp. Senior Notes 2.50% due 11/23/2020	25,000	24,852
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	15,000	15,365
		55,179
Agricultural Chemicals — 0.2%
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	35,000	29,759
CF Industries, Inc. Company Guar. Notes 5.15% due 03/15/2034	130,000	114,363
		144,122
Apparel Manufacturers — 0.1%
William Carter Co. Company Guar. Notes 5.25% due 08/15/2021	50,000	51,375
Applications Software — 0.3%
Microsoft Corp. Senior Notes 2.00% due 11/03/2020	90,000	90,025
Microsoft Corp. Senior Notes 2.65% due 11/03/2022	100,000	99,899
		189,924
Auto-Cars/Light Trucks — 0.8%
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	11,000	10,923
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/04/2025	200,000	199,283
General Motors Financial Co., Inc. Company Guar. Notes 2.40% due 04/10/2018	75,000	74,632
General Motors Financial Co., Inc. Company Guar. Notes 3.50% due 07/10/2019	100,000	100,335
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017	115,000	119,190
		504,363

7

Banks-Commercial — 0.8%
Bank of Nova Scotia Sub. Notes 4.50% due 12/16/2025	145,000	144,329
Capital One NA/Mclean VA Senior Notes 1.65% due 02/05/2018	250,000	247,527
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	70,000	73,150
		465,006
Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 2.60% due 08/17/2020	110,000	110,435
Banks-Super Regional — 0.8%
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	30,000	29,621
PNC Funding Corp. Company Guar. Notes 5.63% due 02/01/2017	75,000	77,972
SunTrust Banks, Inc. Senior Notes 3.50% due 01/20/2017	91,000	92,571
Wells Fargo & Co. Senior Notes 3.00% due 02/19/2025	20,000	19,453
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	155,000	156,382
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	70,000	77,763
		453,762
Batteries/Battery Systems — 0.1%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	35,000	34,825
Brewery — 0.1%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.15% due 02/01/2019	15,000	14,913
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	25,000	24,052
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	50,000	42,961
		81,926
Broadcast Services/Program — 0.1%
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	55,000	54,725
Building & Construction Products-Misc. — 0.1%
Building Materials Corp. of America Senior Notes 6.00% due 10/15/2025*	70,000	71,400
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 5.95% due 03/15/2022	14,000	15,120
Building-Heavy Construction — 0.4%
SBA Tower Trust Mtg. Notes 2.90% due 10/15/2044*	100,000	97,721
SBA Tower Trust Mtg. Notes 3.60% due 04/15/2043*	120,000	119,568
		217,289
Building-Residential/Commercial — 0.3%
CalAtlantic Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	80,000	80,400
Lennar Corp. Company Guar. Notes 4.50% due 06/15/2019	65,000	66,097
Meritage Homes Corp. Company Guar. Notes 6.00% due 06/01/2025	30,000	29,925
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,237
		181,659
Cable/Satellite TV — 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	55,000	55,550
CCO Safari II LLC Senior Sec. Notes 3.58% due 07/23/2020*	65,000	64,611
CCO Safari II LLC Senior Sec. Notes 4.46% due 07/23/2022*	55,000	54,808
CCO Safari II LLC Senior Sec. Notes 4.91% due 07/23/2025*	110,000	109,893
CCO Safari II LLC Senior Sec. Notes 6.48% due 10/23/2045*	145,000	145,238
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	65,000	63,871
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	35,000	36,355
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*	40,000	36,348
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	80,000	73,293

8

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 1.75% due 01/15/2018	50,000	49,801
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 2.40% due 03/15/2017	75,000	75,604
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	4,000	3,470
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	75,000	75,562
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	45,000	35,315
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	35,000	33,168
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/2018	40,000	43,642
		956,529
Casino Hotels — 0.1%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. Senior Notes 5.38% due 03/15/2022	35,000	33,258
Cellular Telecom — 0.2%
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*	25,000	26,312
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	50,000	36,062
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	9,000	9,180
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 11/15/2020	40,000	41,580
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	15,000	15,563
		128,697
Coal — 0.0%
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	84,000	11,550
Commercial Services-Finance — 0.1%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022	35,000	33,775
Computer Services — 0.2%
Hewlett Packard Enterprise Co. Company Guar. Notes 2.45% due 10/05/2017*	90,000	89,924
Computers — 0.1%
Apple, Inc. Senior Notes 3.45% due 02/09/2045	50,000	43,048
Containers-Metal/Glass — 0.0%
Ball Corp. Company Guar. Notes 4.38% due 12/15/2020	5,000	5,078
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.88% due 08/15/2023*	15,000	15,225
		20,303
Data Processing/Management — 0.1%
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	35,000	35,175
Decision Support Software — 0.0%
MSCI, Inc. Company Guar. Notes 5.25% due 11/15/2024*	10,000	10,150
MSCI, Inc. Company Guar. Notes 5.75% due 08/15/2025*	10,000	10,250
		20,400
Diagnostic Equipment — 0.1%
Danaher Corp. Senior Notes 2.40% due 09/15/2020	35,000	34,999
Danaher Corp. Senior Notes 3.35% due 09/15/2025	25,000	25,380
		60,379
Diversified Banking Institutions — 5.2%
Bank of America Corp. Senior Notes 1.95% due 05/12/2018	25,000	24,859
Bank of America Corp. Sub. Notes 4.20% due 08/26/2024	140,000	138,905
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	35,000	36,529
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	35,000	37,247
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	200,000	226,940
Bank of America Corp. Senior Notes 6.88% due 04/25/2018	125,000	137,907

9

Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	4,000	4,830
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	110,000	109,457
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	50,000	50,500
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	200,000	198,676
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	90,000	91,332
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	60,000	65,130
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	50,000	50,432
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	40,000	39,696
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	40,000	39,974
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	175,000	171,992
Goldman Sachs Group, Inc. Senior Notes 4.75% due 10/21/2045	5,000	4,967
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	75,000	72,854
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	38,000	41,745
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	15,000	17,572
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	55,000	65,604
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	35,000	39,566
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	56,000	65,460
JPMorgan Chase & Co. Senior Notes 2.55% due 10/29/2020	100,000	99,161
JPMorgan Chase & Co. Senior Notes 2.75% due 06/23/2020	75,000	75,334
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	15,000	15,087
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	180,000	179,570
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	55,000	58,533
JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	15,000	17,314
JPMorgan Chase & Co. Sub. Notes 5.63% due 08/16/2043	180,000	195,876
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	125,000	135,008
Morgan Stanley Senior Notes 1.88% due 01/05/2018	105,000	104,897
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	80,000	77,646
Morgan Stanley Senior Notes 4.00% due 07/23/2025	50,000	51,489
Morgan Stanley Senior Notes 4.30% due 01/27/2045	75,000	71,558
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	77,000	77,252
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	10,000	10,612
Morgan Stanley Senior Notes 5.50% due 07/24/2020	100,000	111,261
Morgan Stanley Senior Notes 6.63% due 04/01/2018	100,000	109,653
		3,122,425
Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 2.70% due 10/09/2022	13,000	12,945
Electric-Integrated — 0.4%
AES Corp. Senior Notes 4.88% due 05/15/2023	3,000	2,625
AES Corp. Senior Notes 5.50% due 03/15/2024	5,000	4,462
AES Corp. Senior Notes 8.00% due 06/01/2020	60,000	66,000

10

Exelon Corp. Senior Notes 2.85% due 06/15/2020	70,000	69,617
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	80,000	98,503
		241,207
Entertainment Software — 0.1%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	75,000	78,563
Finance-Consumer Loans — 0.2%
Navient Corp. Senior Notes 5.50% due 01/15/2019	25,000	23,375
Navient Corp. Senior Notes 8.45% due 06/15/2018	50,000	52,625
Synchrony Financial Senior Notes 2.60% due 01/15/2019	70,000	69,748
		145,748
Finance-Credit Card — 0.4%
Visa, Inc. Senior Notes 1.20% due 12/14/2017	75,000	74,916
Visa, Inc. Senior Notes 2.80% due 12/14/2022	90,000	90,372
Visa, Inc. Senior Notes 4.30% due 12/14/2045	60,000	60,873
		226,161
Finance-Investment Banker/Broker — 0.0%
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	10,000	11,031
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	10,000	737
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(10)	9,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(10)	11,000	1
		11,770
Finance-Leasing Companies — 0.2%
Air Lease Corp. Senior Notes 4.50% due 01/15/2016	125,000	125,003
Finance-Other Services — 0.1%
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	45,000	44,989
Food-Misc./Diversified — 0.3%
Kraft Heinz Foods Co. Company Guar. Notes 2.00% due 07/02/2018*	145,000	144,316
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020*	30,000	29,922
		174,238
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 4.50% due 11/15/2020	40,000	40,400
Service Corp. International Senior Notes 5.38% due 01/15/2022	10,000	10,425
		50,825
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	50,000	51,000
Independent Power Producers — 0.0%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	2,000	2,050
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	10,000	10,322
		12,372
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 2.55% due 10/15/2018	50,000	50,476
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	15,000	14,767
		65,243
Insurance-Life/Health — 0.0%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	10,000	10,175
Insurance-Mutual — 0.2%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	80,000	116,168
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	20,000	19,600

11

Machinery-Farming — 0.0%
CNH Industrial Capital LLC Company Guar. Notes 4.38% due 11/06/2020	30,000	28,275
Medical Instruments — 0.2%
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	90,000	90,639
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	25,000	25,271
		115,910
Medical Products — 0.2%
Zimmer Biomet Holdings, Inc. Senior Notes 1.45% due 04/01/2017	110,000	109,464
Medical-Biomedical/Gene — 0.2%
Celgene Corp. Senior Notes 4.63% due 05/15/2044	95,000	89,736
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	35,000	35,242
		124,978
Medical-Drugs — 0.1%
EMD Finance LLC Company Guar. Notes 2.95% due 03/19/2022*	75,000	72,364
Quintiles Transnational Corp. Company Guar. Notes 4.88% due 05/15/2023*	15,000	15,075
		87,439
Medical-HMO — 0.5%
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	50,000	47,216
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	75,000	75,295
UnitedHealth Group, Inc. Senior Notes 1.90% due 07/16/2018	35,000	35,105
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	65,000	66,485
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	55,000	56,698
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	20,000	21,066
WellCare Health Plans, Inc. Senior Notes 5.75% due 11/15/2020	15,000	15,450
		317,315
Medical-Hospitals — 0.3%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	30,000	29,850
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	30,000	30,225
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	5,000	5,275
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	10,000	10,250
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	40,000	43,580
LifePoint Health, Inc. Company Guar. Notes 5.88% due 12/01/2023	5,000	5,075
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	75,000	78,937
		203,192
Medical-Wholesale Drug Distribution — 0.4%
Cardinal Health, Inc. Senior Notes 1.95% due 06/15/2018	30,000	29,922
Cardinal Health, Inc. Senior Notes 3.50% due 11/15/2024	115,000	115,134
McKesson Corp. Senior Notes 1.40% due 03/15/2018	70,000	69,100
		214,156
Multimedia — 0.8%
21st Century Fox America, Inc. Company Guar. Notes 3.70% due 10/15/2025*	40,000	39,901
21st Century Fox America, Inc. Company Guar. Notes 6.20% due 12/15/2034	100,000	113,544
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	135,000	158,043
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	120,000	147,371
		458,859
Oil Companies-Exploration & Production — 0.3%
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023*	15,000	11,700
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	35,000	25,812
Devon Energy Corp. Senior Notes 5.85% due 12/15/2025	15,000	14,588

12

Hess Corp. Senior Notes 5.60% due 02/15/2041	25,000	21,073
Hess Corp. Senior Notes 6.00% due 01/15/2040	25,000	22,163
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	75,000	80,573
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	5,000	3,300
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	10,000	7,000
		186,209
Oil Companies-Integrated — 0.2%
ConocoPhillips Co. Company Guar. Notes 3.35% due 11/15/2024	55,000	50,298
Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	55,000	48,496
		98,794
Oil Refining & Marketing — 0.0%
Tesoro Corp. Company Guar. Notes 5.13% due 04/01/2024	10,000	9,950
Oil-Field Services — 0.0%
Halliburton Co. Senior Notes 2.70% due 11/15/2020	30,000	29,653
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	4,000	3,760
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	35,000	33,863
		37,623
Physicians Practice Management — 0.0%
MEDNAX, Inc. Company Guar. Notes 5.25% due 12/01/2023*	5,000	5,025
Pipelines — 0.9%
DCP Midstream LLC Senior Notes 9.75% due 03/15/2019*	5,000	5,091
DCP Midstream Operating LP Company Guar. Notes 2.70% due 04/01/2019	5,000	4,050
DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	10,000	7,548
DCP Midstream Operating LP Company Guar. Notes 4.95% due 04/01/2022	5,000	4,092
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	86,000	79,550
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	175,000	140,394
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	55,000	40,789
MPLX LP Company Guar. Notes 4.50% due 07/15/2023*	5,000	4,474
MPLX LP Company Guar. Notes 4.88% due 12/01/2024*	20,000	17,950
MPLX LP Company Guar. Notes 4.88% due 06/01/2025*	10,000	8,950
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.88% due 03/01/2022	50,000	47,128
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	30,000	25,946
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.50% due 10/15/2019*	15,000	14,550
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	4,000	3,820
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.25% due 10/15/2022*	25,000	23,687
Williams Partners LP Senior Notes 3.60% due 03/15/2022	135,000	106,167
		534,186
Real Estate Investment Trusts — 1.0%
American Tower Corp. Senior Notes 3.40% due 02/15/2019	85,000	87,192
American Tower Corp. Senior Notes 3.45% due 09/15/2021	45,000	45,221
Duke Realty LP Senior Notes 3.75% due 12/01/2024	30,000	29,178

13

HCP, Inc. Senior Notes 4.00% due 06/01/2025	60,000	58,585
HCP, Inc. Senior Notes 6.00% due 01/30/2017	50,000	52,085
Kimco Realty Corp. Senior Notes 3.40% due 11/01/2022	15,000	14,859
Liberty Property LP Senior Notes 3.38% due 06/15/2023	35,000	33,195
Liberty Property LP Senior Notes 4.13% due 06/15/2022	30,000	30,342
UDR, Inc. Company Guar. Notes 3.70% due 10/01/2020	35,000	36,154
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	50,000	53,251
Welltower, Inc. Senior Notes 4.50% due 01/15/2024	50,000	51,151
Welltower, Inc. Senior Notes 5.25% due 01/15/2022	116,000	125,467
		616,680
Real Estate Operations & Development — 0.2%
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	100,000	101,258
Prologis LP Company Guar. Notes 3.75% due 11/01/2025	20,000	19,839
		121,097
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	45,000	54,841
United Rentals North America, Inc. Senior Sec. Notes 4.63% due 07/15/2023	15,000	14,963
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	20,000	19,400
		89,204
Retail-Automobile — 0.1%
Group 1 Automotive, Inc. Company Guar. Notes 5.00% due 06/01/2022	30,000	29,700
Retail-Building Products — 0.2%
Home Depot, Inc. Senior Notes 4.25% due 04/01/2046	70,000	71,560
Lowe’s Cos, Inc. Senior Notes 3.38% due 09/15/2025	30,000	30,459
		102,019
Retail-Drug Store — 0.6%
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	100,000	100,449
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	25,000	25,515
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	65,000	68,473
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	8,703	9,368
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	12,633	13,877
CVS Pass-Through Trust Pass Through Certs. 6.94% due 01/10/2030	119,489	136,617
		354,299
Retail-Perfume & Cosmetics — 0.0%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.63% due 12/01/2025	5,000	5,050
Retail-Restaurants — 0.0%
McDonald’s Corp. Senior Notes 2.75% due 12/09/2020	25,000	24,983
Security Services — 0.1%
ADT Corp. Senior Notes 6.25% due 10/15/2021	75,000	78,341
Semiconductor Components-Integrated Circuits — 0.0%
QUALCOMM, Inc. Senior Notes 3.45% due 05/20/2025	30,000	28,775
Steel-Producers — 0.1%
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	10,000	9,250
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	15,000	13,688
United States Steel Corp. Senior Notes 7.38% due 04/01/2020	35,000	18,186
		41,124
Telecommunication Equipment — 0.0%
CommScope, Inc. Senior Sec. Notes 4.38% due 06/15/2020*	20,000	20,150

14

Telephone-Integrated — 0.9%
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	30,000	27,746
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	70,000	64,092
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022*	10,000	9,962
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	109,000	98,405
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	60,000	55,358
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	121,000	108,210
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	121,000	105,052
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	52,000	47,611
		516,436
Television — 0.1%
TEGNA, Inc. Company Guar. Notes 5.13% due 10/15/2019	85,000	87,975
Tobacco — 0.2%
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	90,000	91,467
Transport-Rail — 0.2%
Kansas City Southern Company Guar. Notes 3.00% due 05/15/2023*	125,000	118,287
Transport-Services — 0.1%
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	45,000	44,727
Trucking/Leasing — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	30,000	30,052
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	130,000	135,212
		165,264
X-Ray Equipment — 0.0%
Hologic, Inc. Company Guar. Notes 5.25% due 07/15/2022*	10,000	10,200
Total U.S. Corporate Bonds & Notes (cost $13,910,284)		13,679,386
FOREIGN CORPORATE BONDS & NOTES — 4.5%
Auto/Truck Parts & Equipment-Original — 0.1%
Delphi Automotive PLC Company Guar. Notes 3.15% due 11/19/2020	35,000	34,955
Banks-Commercial — 1.6%
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	220,000	234,666
Barclays Bank PLC VRS Sub. Notes 7.75% due 04/10/2023	200,000	213,500
BPCE SA Sub. Notes 5.15% due 07/21/2024*	200,000	201,681
Credit Suisse AG NY Sub. Notes 5.40% due 01/14/2020	131,000	143,434
Santander Issuances SAU Company Guar. Notes 5.18% due 11/19/2025	200,000	196,970
		990,251
Building Products-Wood — 0.1%
Norbord, Inc. Senior Sec. Notes 6.25% due 04/15/2023*	35,000	34,562
Diversified Banking Institutions — 0.3%
Deutsche Bank AG Senior Notes 1.35% due 05/30/2017	30,000	29,807
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	100,000	124,475
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	13,000	13,968
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	35,000	38,104
		206,354
Electric-Generation — 0.1%
Electricite de France SA Senior Notes 4.95% due 10/13/2045*	75,000	72,821
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 5.50% due 02/15/2022	5,000	5,125

15

Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	3,000	3,225
		8,350
Medical-Generic Drugs — 0.7%
Actavis Funding SCS Company Guar. Notes 2.35% due 03/12/2018	190,000	190,198
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	155,000	154,877
Mylan NV Company Guar. Notes 3.00% due 12/15/2018*	25,000	24,945
Mylan NV Company Guar. Notes 3.75% due 12/15/2020*	30,000	30,031
		400,051
Oil Companies-Exploration & Production — 0.2%
Encana Corp. Senior Notes 6.50% due 05/15/2019	90,000	87,748
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	45,000	34,425
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	6,000	4,110
		126,283
Oil Companies-Integrated — 0.8%
BP Capital Markets PLC Company Guar. Notes 2.52% due 01/15/2020	55,000	54,821
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	55,000	43,053
Ecopetrol SA Senior Notes 5.88% due 05/28/2045	40,000	28,400
Petrobras Global Finance BV Company Guar. Notes 5.38% due 10/01/2029	GBP 100,000	84,508
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	81,000	60,940
Petroleos Mexicanos Company Guar. Notes 7.47% due 11/12/2026	MXN 1,000,000	51,880
Statoil ASA Company Guar. Notes 3.70% due 03/01/2024	10,000	10,131
Statoil ASA Company Guar. Notes 3.95% due 05/15/2043	55,000	49,718
YPF SA Senior Notes 8.50% due 07/28/2025	85,000	80,963
		464,414
Paper & Related Products — 0.0%
Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*	5,000	4,850
Cascades, Inc. Senior Notes 5.75% due 07/15/2023*	25,000	24,000
		28,850
Semiconductor Components-Integrated Circuits — 0.3%
TSMC Global, Ltd. Company Guar. Notes 1.63% due 04/03/2018*	200,000	196,025
Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	25,000	24,437
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	55,000	54,984
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	30,000	38,752
Wireless Equipment — 0.1%
Nokia OYJ Senior Notes 6.63% due 05/15/2039	30,000	30,694
Total Foreign Corporate Bonds & Notes (cost $2,843,852)		2,711,783
MUNICIPAL BONDS & NOTES — 1.3%
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	90,000	104,600
New Jersey Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	55,000	78,114
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	18,000	19,352
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038	250,000	74,375

16

Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.20% due 07/01/2039	110,000	32,725
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series B 6.55% due 07/01/2058	25,000	7,438
State of California General Obligation Bonds 7.30% due 10/01/2039	5,000	6,998
State of California General Obligation Bonds 7.35% due 11/01/2039	5,000	7,082
State of California General Obligation Bonds 7.55% due 04/01/2039	110,000	159,776
State of California General Obligation Bonds 7.60% due 11/01/2040	5,000	7,421
State of California General Obligation Bonds 7.63% due 03/01/2040	45,000	65,532
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	20,000	18,913
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	75,000	79,414
University of California Revenue Bonds Series AJ 4.60% due 05/15/2031	105,000	111,918
Total Municipal Bonds & Notes (cost $796,999)		773,658
U.S. GOVERNMENT AGENCIES — 30.7%
Federal Home Loan Mtg. Corp. — 6.0%
1.89% due 02/01/2037 FRS	3,328	3,465
2.50% due 01/01/2028	9,651	9,810
2.50% due 04/01/2028	21,958	22,326
3.00% due 08/01/2027	14,864	15,335
3.00% due 10/01/2042	24,284	24,306
3.00% due 11/01/2042	8,688	8,694
3.00% due 02/01/2043	40,829	40,854
3.00% due 08/01/2043	83,034	83,074
3.00% due 04/01/2045	495,338	494,924
3.50% due 02/01/2042	11,187	11,536
3.50% due 03/01/2042	5,955	6,138
3.50% due 09/01/2043	44,094	45,527
3.50% due January TBA	1,000,000	1,029,385
4.00% due 03/01/2023	9,527	9,916
4.00% due 10/01/2043	18,698	19,776
4.50% due 01/01/2039	1,631	1,756
5.00% due 12/01/2020	2,541	2,720
5.00% due 07/01/2021	11,959	12,841
5.00% due 05/01/2034	18,184	20,192
5.50% due 07/01/2034	8,065	9,007
5.50% due 07/01/2035	10,940	12,159
5.50% due 04/01/2037	4,765	5,309
5.50% due 05/01/2037	4,305	4,791
5.50% due 08/01/2037	21,093	23,582
6.00% due 08/01/2036	4,988	5,641
6.50% due 05/01/2029	3,534	4,024
6.50% due 11/01/2034	4,255	4,846
6.50% due 05/01/2036	43	49
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2013-K502, Class B
2.71% due 03/25/2045*(3)	100,000	99,766
Series 2014-K503, Class B
3.01% due 10/25/2047*(3)	90,000	89,258
Series 2012-K706, Class B
4.03% due 11/25/2044*(3)	75,000	76,887
Series 2010-K8, Class B
5.25% due 09/25/2043*(3)	100,000	107,961
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2014-DN1, Class M2
2.62% due 02/25/2024(4)	250,000	249,162
Series 2014-HQ1, Class M2
2.92% due 08/25/2024(4)	250,000	252,186
Series 2015-DNA2, Class M2
3.02% due 12/25/2027(4)	250,000	248,625
Series 2014-HQ3, Class M2
3.07% due 10/25/2024(4)	250,000	253,359
Series 2015-DNA3, Class M2
3.27% due 04/25/2028(4)	280,000	279,445
Federal Home Loan Mtg. Corp., REMIC
Series 3964, Class MD
2.00% due 01/15/2041(4)	1,652	1,647
Series 1577, Class PK
6.50% due 09/15/2023(4)	12,907	14,027
Series 1226, Class Z
7.75% due 03/15/2022(4)	1,048	1,112
		3,605,418
Federal National Mtg. Assoc. — 17.9%
2.31% due 05/01/2037 FRS	5,732	6,012
2.50% due 02/01/2043	173,171	167,347
2.50% due 03/01/2043	174,014	168,158
2.50% due January TBA	200,000	201,581
2.58% due 10/01/2040 FRS	5,533	5,871
2.64% due 03/01/2027	39,465	38,168
2.66% due 03/01/2027	210,000	200,806
2.78% due 03/01/2027	76,000	74,073
2.97% due 06/01/2027	135,000	133,698
3.00% due 01/01/2028	19,763	20,465
3.00% due January TBA	1,500,000	1,521,107

17

3.50% due 08/01/2026	2,371	2,487
3.50% due 10/01/2028	35,289	37,004
3.50% due January TBA	3,300,000	3,404,687
4.00% due 11/01/2040	85,617	90,817
4.00% due 11/01/2041	4,836	5,130
4.00% due 10/01/2043	84,844	89,979
4.00% due 11/01/2043	12,554	13,292
4.00% due 12/01/2043	50,441	53,848
4.00% due January TBA	1,300,000	1,375,623
4.50% due 01/01/2039	4,312	4,657
4.50% due 06/01/2039	59,331	64,780
4.50% due 05/01/2041	13,502	14,606
4.50% due January TBA	1,500,000	1,619,813
5.00% due 03/01/2018	4,235	4,385
5.00% due 06/01/2019	2,044	2,145
5.00% due 07/01/2040	40,350	44,505
5.50% due 06/01/2020	69,634	73,540
5.50% due 07/01/2020	11,669	12,156
5.50% due 03/01/2021	28,257	30,046
5.50% due 04/01/2021	21,748	22,967
5.50% due 06/01/2021	64,805	69,225
5.50% due 10/01/2021	37,949	40,099
5.50% due 12/01/2021	71,029	74,835
5.50% due 06/01/2022	97,746	104,990
5.50% due 12/01/2029	2,353	2,620
5.50% due 05/01/2034	5,231	5,886
5.50% due 08/01/2037	12,256	13,682
5.50% due 06/01/2038	1,236	1,382
5.50% due January TBA	400,000	445,889
6.00% due 06/01/2017	1,206	1,235
6.00% due 06/01/2026	23,000	25,955
6.00% due 03/01/2027	28,255	31,885
6.00% due 12/01/2033	2,987	3,410
6.00% due 05/01/2034	12,477	14,224
6.00% due 08/01/2034	1,011	1,150
6.00% due 06/01/2040	7,189	8,128
6.00% due January TBA	300,000	338,949
6.50% due 08/01/2016	370	373
6.50% due 11/01/2035	10,319	12,254
6.50% due 10/01/2037	2,817	3,220
7.00% due 06/01/2037	27,471	33,404
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(4)	10,842	10,729
		10,747,277
Government National Mtg. Assoc. — 6.8%
3.00% due January TBA	600,000	608,133
3.50% due January TBA	1,600,000	1,667,938
4.00% due 10/15/2040	31,600	33,744
4.00% due 02/15/2041	22,098	23,467
4.00% due 09/15/2041	22,699	24,110
4.00% due 10/15/2041	14,232	15,104
4.50% due 06/15/2041	528,703	570,784
5.00% due 01/15/2033	3,293	3,650
5.00% due 01/15/2040	57,467	64,393
5.00% due January TBA	700,000	766,857
5.50% due 04/15/2036	88,570	99,050
6.00% due 02/15/2033	18,490	20,742
6.50% due 07/15/2028	105,418	120,612
6.50% due 08/15/2028	6,494	7,431
6.50% due 09/15/2028	15,623	17,875
6.50% due 11/15/2028	19,723	23,003
7.00% due 01/15/2033	8,527	10,135
7.00% due 05/15/2033	12,168	14,382
7.00% due 11/15/2033	5,591	6,613
8.00% due 02/15/2030	1,997	2,257
8.50% due 11/15/2017	185	190
9.00% due 11/15/2021	219	246
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HA
7.50% due 09/16/2035(4)	418	468
Series 2005-74, Class HB
7.50% due 09/16/2035(4)	4,071	4,718
Series 2005-74, Class HC
7.50% due 09/16/2035(4)	2,585	2,971
		4,108,873
Tennessee Valley Authority — 0.0%
Tennessee Valley Authority 1.75% due 10/15/2018	12,000	12,122
Total U.S. Government Agencies (cost $18,408,218)		18,473,690
U.S. GOVERNMENT TREASURIES — 7.1%
United States Treasury Bonds — 1.7%
2.50% due 02/15/2045(12)	625,000	560,767
3.00% due 05/15/2045	370,000	368,309
3.00% due 11/15/2045	97,000	96,708
		1,025,784
United States Treasury Notes — 5.4%
0.13% due 07/15/2024 TIPS(7)	1,487,480	1,412,700
0.25% due 01/15/2025 TIPS(7)	1,626,755	1,552,725
0.38% due 07/15/2025 TIPS(7)	320,941	310,728
		3,276,153
Total U.S. Government Treasuries (cost $4,414,572)		4,301,937
FOREIGN GOVERNMENT OBLIGATIONS — 2.3%
Sovereign — 2.3%
Dominican Republic Senior Notes 5.50% due 01/27/2025*	100,000	96,250

18

Federal Republic of Brazil Notes 6.00% due 05/15/2019(7)	BRL	260,477	64,261
Federal Republic of Brazil Notes 6.00% due 08/15/2022(7)	BRL	407,342	98,729
Government of Romania Bonds 5.85% due 04/26/2023	RON	40,000	11,090
Kingdom of Thailand Senior Notes 3.85% due 12/12/2025	THB	1,245,000	38,620
Malaysia Government Bond Senior Notes 3.49% due 03/31/2020	MYR	190,000	44,046
Oriental Republic of Uruguay Senior Notes 3.70% due 06/26/2037(7)	UYU	2,146,206	56,143
Oriental Republic of Uruguay Notes 4.25% due 04/05/2027(7)	UYU	2,965,612	89,568
Oriental Republic of Uruguay Senior Notes 4.38% due 10/27/2027	90,000		88,425
Oriental Republic of Uruguay Senior Notes 4.38% due 12/15/2028(7)	UYU	743,297	22,362
Republic of Colombia Bonds 3.00% due 03/25/2033(7)	COP	163,211,906	43,613
Republic of Colombia Bonds 3.50% due 03/10/2021(7)	COP	77,611,256	24,526
Republic of Costa Rica Bonds 9.20% due 03/27/2019*	CRC	16,250,000	31,586
Republic of Hungary Bonds 5.50% due 06/24/2025	HUF	3,000,000	12,077
Republic of Indonesia Senior Notes 7.00% due 05/15/2027	IDR	1,263,000,000	78,737
Republic of Indonesia Senior Notes 8.38% due 03/15/2034	IDR	871,000,000	59,167
Republic of Peru Senior Notes 4.13% due 08/25/2027	35,000		34,300
Republic of Peru Bonds 5.20% due 09/12/2023	PEN	315,000	82,648
Republic of Poland Bonds 3.25% due 07/25/2025	PLN	130,000	34,086
Republic of South Africa Bonds 7.75% due 02/28/2023	ZAR	980,000	57,560
Republic of Turkey Bonds 2.00% due 04/16/2025(7)	TRY	307,193	98,855
Republic of Turkey Bonds 2.50% due 05/04/2016(7)	TRY	137,755	47,034
Republic of Turkey Bonds 7.10% due 03/08/2023	TRY	110,000	31,164
Russian Federation Bonds 7.50% due 02/27/2019	RUB	1,875,000	24,110
Russian Federation FRS Bonds 14.42% due 01/29/2020	RUB	6,255,000	87,956
United Mexican States Bonds 10.00% due 12/05/2024	MXN	816,300	59,624
Total Foreign Government Obligations (cost $1,576,875)			1,416,537
OPTIONS — PURCHASED†(8)(10) — 0.0%
Call Options - Purchased (cost $654)	HKD	1,495,000	393
Total Long-Term Investment Securities (cost $70,705,473)			70,799,806
REPURCHASE AGREEMENTS — 3.9%
Bank of America Securities LLC Joint Repurchase Agreement(13)		$385,000	385,000
Barclays Capital, Inc. Joint Repurchase Agreement(13)	580,000		580,000
BNP Paribas SA Joint Repurchase Agreement(13)	560,000		560,000
Deutsche Bank AG Joint Repurchase Agreement(13)	250,000		250,000
RBS Securities, Inc. Joint Repurchase Agreement(13)	560,000		560,000
Total Repurchase Agreements (cost $2,335,000)			2,335,000
TOTAL INVESTMENTS (cost $73,040,473)(14)	121.4%		73,134,806
Liabilities in excess of other assets	(21.4)		(12,867,767)
NET ASSETS	100.0%		$60,267,039

†                                         Non-income producing security

*                                         Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2015, the aggregate value of these securities was $13,248,219 representing 22.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)                                 Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(2)                                 Perpetual maturity - maturity date reflects the next call date.

19

(3)                                 Commercial Mortgage Backed Security

(4)                                 Collateralized Mortgage Obligation

(5)                                 Collateralized Loan Obligation

(6)                                 Interest Only

(7)                                 Principal amount of security is adjusted for inflation.

(8)                                 Options — Purchased

(9)                                 Denominated in United States dollars unless otherwise indicated.

(10)                          Illiquid security.  At December 31, 2015, the aggregate value of these securities was $4,416 representing 0.0% of net assets.

(11)                          Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2015, the Multi-Managed Income Portfolio held the following restricted securities:

						Value as
	Acquistion		Acquistion		Value	a % of
Description	Date	Shares	Cost	Value	Per Share	Net Assets

Common Stocks
ION Media Networks, Inc.	04/09/2014	4	$0	$4,020	$1,004.99	0.00%

(12)                          The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Options-Purchased
	Expiration	Strike	Notional		Premiums	Value at	Unrealized Appreciation
Issue	Month	Price	Amount		Paid	December 31, 2015	(Depreciation)
Call option to buy Hong Kong Dollar in exchange for U.S. dollars with Goldman Sachs International	March 2016	$7.75	HKD	1,495,000	$654	$393	$(261)

(13)                          See Note 2 for details of Joint Repurchase Agreements.

(14)                          See Note 4 for cost of investments on a tax basis.

BRL                      — Brazilian Real

CLO                      —  Collateralized Loan Obligation

COP                       —  Colombian Peso

CRC                     —  Costa Rican Colon

EUR                      —  Euro Dollar

GBP                       —  Pound Sterling

HKD                    —  Hong Kong Dollar

HUF                      —  Hungarian Forint

IDR                         —  Indonesian Rupiah

MXN                  —  Mexican Peso

MYR                  —  Malaysian Ringgit

PEN                        —  Peruvian Nouveau

PLN                        —  Polish Zloty

REMIC     —  Real Estate Mortgage Investment Conduit

RON                     —  Romanian Leu

RUB                     —  Russian Ruble

TBA                      —  Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

THB                   —  Thailand Baht

TIPS                     —  Treasury Inflation Protected Securities

TRY                      —  Turkish Lira

UYU                     —  Uruguayan Peso

ZAR                      —  South African Rand

FRS                         —  Floating Rate Security

VRS                       —  Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts
Number						Unrealized
of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	December 31, 2015	(Depreciation)

10	Long	CME 90 day Eurodollar Futures	December 2016	$2,472,982	$2,469,250	$(3,732)
10	Short	CME 90 day Eurodollar Futures	December 2017	2,460,713	2,455,625	5,088
3	Long	U.S. Treasury 2YR Notes	March 2016	652,406	651,703	(703)
83	Long	U.S. Treasury 5YR Notes	March 2016	9,843,352	9,820,586	(22,766)
89	Short	U.S. Treasury 10YR Notes	March 2016	11,238,049	11,205,656	32,393
1	Short	U.S. Treasury Long Bond Futures	March 2016	153,578	153,750	(172)
8	Long	U.S. Ultra Bonds	March 2016	1,262,076	1,269,500	7,424
						$17,532

20

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	617,000	USD	677,275	01/29/2016	$6,352	$—
	EUR	120,000	USD	129,009	03/15/2017	—	(3,569)
	IDR	1,958,409,000	USD	136,237	03/16/2016	—	(2,237)
	PLN	132,000	USD	33,269	03/16/2016	—	(336)
	USD	16,964	EUR	15,000	03/15/2017	—	(392)
						6,352	(6,534)
Barclays Bank PLC	IDR	451,000,000	USD	31,244	05/18/2016	—	(105)
	TRY	135,000	USD	45,101	03/16/2016	—	(252)
	ZAR	960,000	USD	61,878	03/16/2016	607	—
						607	(357)
BNP Paribas SA	USD	21,787	EUR	20,000	01/29/2016	—	(39)
	USD	14,818	GBP	10,000	01/29/2016	—	(75)
						—	(114)
Citibank N.A.	CRC	17,458,000	USD	32,258	03/16/2016	—	(234)
	CZK	1,690,000	USD	68,966	03/16/2016	860	—
	GBP	64,000	USD	97,189	03/16/2016	2,829	—
	HUF	3,600,000	USD	12,507	03/16/2016	116	—
	MYR	105,000	USD	24,547	03/16/2016	252	—
	RUB	5,062,000	USD	71,730	03/16/2016	3,545	—
	THB	1,390,000	USD	38,395	03/16/2016	—	(165)
						7,602	(399)
Commonwealth Bank of Australia	EUR	95,000	USD	100,698	03/16/2016	—	(2,728)
Credit Suisse International	MYR	10,000	USD	2,345	03/16/2016	33	—
Deutsche Bank AG	CNY	290,000	USD	44,006	07/28/2016	877	—
Goldman Sachs International	CNY	80,000	USD	12,167	07/28/2016	270	—
	HKD	750,000	USD	96,722	03/03/2016	—	(98)
	USD	57,670	IDR	891,000,000	05/18/2016	4,263	—
						4,533	(98)
HSBC Bank USA, Inc.	UYU	3,200,000	USD	103,540	03/03/2016	—	(763)
	UYU	1,640,000	USD	52,437	03/16/2016	—	(810)
						—	(1,573)
JPMorgan Chase Bank	GBP	184,000	USD	274,328	01/29/2016	3,057	—
	IDR	440,000,000	USD	30,397	05/18/2016	—	(187)
	MYR	56,000	USD	13,135	03/16/2016	177	—
	RON	50,000	USD	12,152	03/16/2016	126	—
	RUB	3,353,000	USD	46,569	03/16/2016	1,405	—
	USD	59,021	CNY	370,000	07/28/2016	—	(3,994)
						4,765	(4,181)
Royal Bank of Canada	HKD	418,000	USD	53,956	03/16/2016	—	(10)
	MXN	2,020,000	USD	117,579	03/16/2016	964	—
						964	(10)
Standard Chartered Bank	BRL	522,000	USD	134,052	03/02/2016	4,452	—
	COP	71,483,000	USD	21,797	03/16/2016	—	(546)
	MYR	19,000	USD	4,459	03/16/2016	63	—
	PEN	320,000	USD	93,308	03/16/2016	658	—
	USD	9,365	PEN	32,000	03/16/2016	—	(100)
						5,173	(646)
State Street Bank and Trust Company	BRL	105,000	USD	26,312	03/02/2016	244	—
	COP	7,617,000	USD	2,301	03/16/2016	—	(80)
						244	(80)
UBS AG	USD	63,064	EUR	55,000	03/15/2017	—	(2,300)
Net Unrealized Appreciation(Depreciation)						$31,150	$(19,020)

BRL — Brazilian Real

CNY — Chinese Yuan

COP — Colombian Peso

CRC — Costa Rican Colon

CZK — Czech Republic Koruna

EUR — Euro Dollar

GBP — British Pound Sterling

HKD — Hong Kong Dollar

HUF — Hungarian Forint

IDR — Indonesian Rupiah

MXN — Mexican Peso

MYR — Malaysian Ringgit

PEN — Peruvian Nouveau

PLN — Polish Zloty

RON — Romanian Leu

RUB — Russian Ruble

THB — Thailand Baht

TRY — Turkish Lira

USD — United States Dollar

UYU — Uruguayan Peso

ZAR — South African Rand

Over the Counter Interest Rate Swap Contracts

				Rates Exchanged		Upfront Payments	Unrealized
Swap Counterparty	Notional Amount (000’s)		Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Made (Received) by the Portfolio	Appreciation (Depreciation)
Bank of America, N.A.	CNY	1,000	03/16/2017	3.50%	3 month LIBOR	$—	$1,244
Bank of America, N.A.	USD	151	03/16/2017	3 month LIBOR	3.50%	—	—
							$1,244

CNY - Chinese Yuan

LIBOR - London Interbank Offered Rate

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$—	$—	$4,020	$4,020
Other Industries	9,804,255	—	—	9,804,255
Preferred Securities/Capital Securities	—	1,427,978	—	1,427,978
Asset Backed Securities:
Diversified Financial Services	—	18,031,869	174,300	18,206,169
U.S. Corporate Bonds & Notes	—	13,679,386	—	13,679,386
Foreign Corporate Bonds & Notes	—	2,711,783	—	2,711,783
Municipal Bonds & Notes	—	773,658	—	773,658
U.S. Government Agencies	—	18,473,690	—	18,473,690
U.S. Government Treasuries	—	4,301,937	—	4,301,937
Foreign Government Obligations	—	1,416,537	—	1,416,537
Options - Purchased	393	—	—	393
Repurchase Agreements	—	2,335,000	—	2,335,000
Total Investments at Value	$9,804,648	$63,151,838	$178,320	$73,134,806

Other Financial Instruments:+
Futures Contracts	$44,905	$—	$—	$44,905
Forward Foreign Currency Contracts	—	31,150	—	31,150
Over the Counter Interest Rate Swap Contracts	—	1,244	—	1,244
Total Other Financial Instruments	$44,905	$32,394	$—	$77,299

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$27,373	$—	$—	$27,373
Forward Foreign Currency Contracts	—	19,020	—	19,020
Total Other Financial Instruments	$27,373	$19,020	$—	$46,393

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

21

SEASONS SERIES TRUST ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2015 — (unaudited)

Security Description	Shares/ Principal Amount(19)	Value (Note 1)
COMMON STOCKS — 82.0%
Advertising Agencies — 0.0%
WPP PLC(1)	1,904	$43,826
Advertising Services — 0.0%
Publicis Groupe SA(1)	477	31,637
Vertis Holdings, Inc.†(2)(14)	99	0
		31,637
Aerospace/Defense — 1.9%
BAE Systems PLC(1)	2,883	21,218
Cubic Corp.	1,190	56,228
Embraer SA ADR	334	9,866
General Dynamics Corp.	8,600	1,181,296
Northrop Grumman Corp.	6,100	1,151,741
Spirit AeroSystems Holdings, Inc., Class A†	3,900	195,273
Thales SA(1)	200	14,986
		2,630,608
Aerospace/Defense-Equipment — 0.1%
Airbus Group SE(1)	745	50,022
Orbital ATK, Inc.	1,176	105,064
		155,086
Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	355	14,487
Incitec Pivot, Ltd.(1)	16,077	45,970
PhosAgro OAO(1)	2,974	38,170
Yara International ASA(1)	415	17,874
		116,501
Agricultural Operations — 0.7%
Andersons, Inc.	649	20,528
Bunge, Ltd.	12,600	860,328
		880,856
Airlines — 1.3%
ANA Holdings, Inc.(1)	42,000	121,206
Delta Air Lines, Inc.	23,300	1,181,077
easyJet PLC(1)	617	15,794
International Consolidated Airlines Group SA(1)	11,037	98,420
Japan Airlines Co., Ltd.(1)	700	25,068
Qantas Airways, Ltd.(1)	13,675	40,553
Ryanair Holdings PLC ADR	1,718	148,538
Turk Hava Yollari AO†(1)	17,145	43,419
Virgin America, Inc.†	1,312	47,245
		1,721,320
Airport Development/Maintenance — 0.0%
Aena SA†*(1)	62	7,064
TAV Havalimanlari Holding AS(1)	4,559	28,432
		35,496
Apparel Manufacturers — 0.3%
Carter’s, Inc.	4,200	373,926
Oxford Industries, Inc.	431	27,506
Sequential Brands Group, Inc.†	1,334	10,552
		411,984
Appliances — 0.0%
Coway Co., Ltd.(1)	672	47,931
Applications Software — 0.7%
inContact, Inc.†	2,839	27,084
Intuit, Inc.	6,600	636,900
Microsoft Corp.	5,272	292,491
Verint Systems, Inc.†	538	21,821
		978,296
Athletic Footwear — 0.9%
NIKE, Inc., Class B	19,000	1,187,500
Yue Yuen Industrial Holdings, Ltd.(1)	5,500	18,650
		1,206,150
Auction Houses/Art Dealers — 0.2%
KAR Auction Services, Inc.	6,036	223,513
Audio/Video Products — 0.1%
Panasonic Corp.(1)	2,800	28,417
Skyworth Digital Holdings, Ltd.(1)	117,953	76,286
Sony Corp.(1)	800	19,599
TiVo, Inc.†	1,738	14,999
		139,301
Auto-Cars/Light Trucks — 0.4%
Daimler AG(1)	120	10,016
Fiat Chrysler Automobiles NV(1)	6,205	85,441
Fuji Heavy Industries, Ltd.(1)	4,200	172,655
Kia Motors Corp.(1)	1,806	80,450
Mazda Motor Corp.(1)	3,700	76,116
Nissan Motor Co., Ltd.(1)	1,500	15,709
Peugeot SA†(1)	4,085	71,626
Suzuki Motor Corp.(1)	600	18,215
Toyota Motor Corp.(1)	700	42,966
		573,194
Auto-Truck Trailers — 0.0%
Wabash National Corp.†	4,066	48,101
Auto/Truck Parts & Equipment-Original — 0.9%
Allison Transmission Holdings, Inc.	14,700	380,583
American Axle & Manufacturing Holdings, Inc.†	2,180	41,289
Cooper-Standard Holding, Inc.†	664	51,520
JTEKT Corp.(1)	1,700	27,823
Lear Corp.	4,300	528,169
Miller Industries, Inc.	1,011	22,020
Mobileye NV†	275	11,627
S&T Motiv Co., Ltd.(1)	713	51,975
Toyota Industries Corp.(1)	300	16,033
Valeo SA(1)	454	70,091
Visteon Corp.†	494	56,563
		1,257,693
Auto/Truck Parts & Equipment-Replacement — 0.0%
Douglas Dynamics, Inc.	593	12,495
Banks-Commercial — 1.8%
Access National Corp.	790	16,163
Banco Santander SA(1)	11,211	55,041
Bank Hapoalim BM(1)	9,771	50,464
Bank of Ireland†(1)	80,038	29,334
Bank of Queensland, Ltd.(1)	1,381	13,914
Cardinal Financial Corp.	1,619	36,832
China Construction Bank Corp.(1)	165,000	112,014
Citizens & Northern Corp.	1,027	21,567
Credicorp, Ltd.	71	6,910
Customers Bancorp, Inc.†	2,067	56,264

1

Danske Bank A/S(1)	228	6,091
DNB ASA(1)	385	4,738
Dubai Islamic Bank PJSC(1)	34,033	56,923
East West Bancorp, Inc.	555	23,066
Farmers Capital Bank Corp.†	719	19,492
FCB Financial Holdings, Inc.†	1,520	54,401
Financial Institutions, Inc.	1,057	29,596
First BanCorp†	14,442	46,936
First Community Bancshares, Inc.	1,007	18,760
First NBC Bank Holding Co.†	1,108	41,428
FirstMerit Corp.	1,247	23,257
Grupo Financiero Banorte SAB de CV, Class O	19,092	105,017
Hanmi Financial Corp.	2,100	49,812
Heartland Financial USA, Inc.	710	22,266
Horizon Bancorp	773	21,613
ING Groep NV CVA(1)	3,010	40,518
MainSource Financial Group, Inc.	1,555	35,578
Metro Bank PLC†(2)(14)	736	22,595
Mizuho Financial Group, Inc.(1)	105,500	210,603
Opus Bank	904	33,421
PacWest Bancorp	411	17,714
Peoples Bancorp, Inc.	983	18,520
Permanent TSB Group Holdings PLC†(1)	7,404	36,974
Popular, Inc.	5,431	153,915
Regions Financial Corp.	44,400	426,240
Renasant Corp.	889	30,590
Republic Bancorp, Inc., Class A	642	16,955
Resona Holdings, Inc.(1)	31,500	152,897
Shinsei Bank, Ltd.(1)	14,000	25,754
Skandinaviska Enskilda Banken AB, Class A(1)	593	6,200
Sumitomo Mitsui Financial Group, Inc.(1)	5,300	199,928
Talmer Bancorp, Inc., Class A	1,676	30,352
United Community Banks, Inc.	1,030	20,075
Virgin Money Holdings UK PLC(1)	5,030	28,203
Woori Bank(1)	1,814	13,580
		2,442,511
Banks-Fiduciary — 1.4%
Bank of New York Mellon Corp.	17,800	733,716
State Street Corp.	17,100	1,134,756
		1,868,472
Banks-Super Regional — 0.4%
Wells Fargo & Co.	8,956	486,848
Batteries/Battery Systems — 0.1%
EnerSys	1,184	66,221
Beverages-Non-alcoholic — 1.6%
Coca-Cola Amatil, Ltd.(1)	10,076	67,909
Coca-Cola Enterprises, Inc.	6,100	300,364
Dr Pepper Snapple Group, Inc.	10,600	987,920
Fomento Economico Mexicano SAB de CV ADR	511	47,191
Grape King Bio, Ltd.(1)	12,000	66,502
PepsiCo, Inc.	7,500	749,400
		2,219,286
Bicycle Manufacturing — 0.0%
Samchuly Bicycle Co, Ltd.(1)	1,404	20,515
Brewery — 0.1%
Anheuser-Busch InBev NV ADR	442	55,250
Anheuser-Busch InBev SA/NV(1)	580	71,645
Molson Coors Brewing Co., Class B	222	20,850
SABMiller PLC(1)	256	15,334
		163,079
Broadcast Services/Program — 0.8%
Discovery Communications, Inc., Class A†	39,892	1,064,318
Nexstar Broadcasting Group, Inc., Class A	424	24,889
		1,089,207
Building & Construction Products-Misc. — 0.1%
Caesarstone Sdot-Yam, Ltd.†	1,192	51,661
Cie de Saint-Gobain(1)	137	5,894
LIXIL Group Corp.(1)	1,200	26,633
Patrick Industries, Inc.†	1,307	56,854
Trex Co., Inc.†	281	10,689
		151,731
Building & Construction-Misc. — 0.1%
China State Construction International Holdings, Ltd.(1)	36,000	62,162
Total Bangun Persada Tbk PT(1)	612,800	27,130
		89,292
Building Products-Cement — 0.1%
Continental Building Products, Inc.†	2,583	45,099
CRH PLC(1)	196	5,665
US Concrete, Inc.†	715	37,652
		88,416
Building Products-Doors & Windows — 0.0%
PGT, Inc.†	5,374	61,210
Building-Heavy Construction — 0.7%
ACS Actividades de Construccion y Servicios SA(1)	1,782	51,916
Boskalis Westminster NV(1)	984	40,085
Chicago Bridge & Iron Co. NV	934	36,417
MasTec, Inc.†	3,800	66,044
Mota-Engil SGPS SA(1)	22,010	45,951
Promotora y Operadora de Infraestructura SAB de CV†	4,576	53,878
SBA Communications Corp., Class A†	4,800	504,336
Vinci SA(1)	1,881	120,627
		919,254
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	1,000	56,150
Building-Residential/Commercial — 0.1%
Persimmon PLC(1)	3,220	96,162
Taylor Wimpey PLC(1)	18,111	54,082
		150,244

2

Cable/Satellite TV — 0.2%
Liberty Global PLC, Class C†	192	7,828
Numericable-SFR SAS(1)	599	21,748
Sky PLC(1)	10,323	168,894
		198,470
Casino Hotels — 0.0%
Galaxy Entertainment Group, Ltd.(1)	5,000	15,590
SJM Holdings, Ltd.(1)	33,000	23,538
		39,128
Casino Services — 0.0%
Aristocrat Leisure, Ltd.(1)	6,322	46,722
Cellular Telecom — 0.3%
China Mobile, Ltd.(1)	20,500	229,752
NTT DOCOMO, Inc.(1)	4,900	100,428
Vodafone Group PLC(1)	21,165	68,459
		398,639
Chemicals-Diversified — 1.0%
Aceto Corp.	711	19,183
Akzo Nobel NV(1)	454	30,324
Asahi Kasei Corp.(1)	3,000	20,304
BASF SE(1)	2,815	215,206
Dow Chemical Co.	425	21,879
Evonik Industries AG(1)	1,579	52,398
Innophos Holdings, Inc.	576	16,693
Innospec, Inc.	766	41,601
Kuraray Co., Ltd.(1)	2,600	31,440
LG Hausys, Ltd.(1)	405	50,189
LyondellBasell Industries NV, Class A	8,000	695,200
Mitsubishi Gas Chemical Co., Inc.(1)	4,000	20,437
Nitto Denko Corp.(1)	1,000	72,945
Orion Engineered Carbons SA	1,704	21,470
		1,309,269
Chemicals-Other — 0.0%
American Vanguard Corp.	2,854	39,985
Chemicals-Plastics — 0.1%
EMS-Chemie Holding AG(1)	146	63,930
Chemicals-Specialty — 0.1%
Cabot Corp.	481	19,663
Kraton Performance Polymers, Inc.†	745	12,374
Minerals Technologies, Inc.	788	36,138
		68,175
Circuit Boards — 0.0%
Silergy Corp.(1)	2,198	22,586
Zhen Ding Technology Holding, Ltd.(1)	17,000	39,113
		61,699
Coatings/Paint — 0.6%
Sherwin-Williams Co.	3,200	830,720
Coffee — 0.0%
Farmer Bros. Co.†	506	16,329
Commercial Services — 0.1%
Live Nation Entertainment, Inc.†	1,497	36,781
ServiceMaster Global Holdings, Inc.†	3,000	117,720
		154,501
Commercial Services-Finance — 0.3%
Cardtronics, Inc.†	1,000	33,650
Equifax, Inc.	2,300	256,151
Everi Holdings, Inc.†	2,786	12,230
Heartland Payment Systems, Inc.	345	32,713
		334,744
Communications Software — 0.3%
SolarWinds, Inc.†	6,200	365,180
Computer Aided Design — 0.0%
Aspen Technology, Inc.†	598	22,580
Computer Data Security — 0.0%
Fortinet, Inc.†	800	24,936
Qualys, Inc.†	304	10,059
		34,995
Computer Services — 1.2%
Amdocs, Ltd.	6,800	371,076
Atos SE(1)	293	24,609
Barracuda Networks, Inc.†	745	13,917
CACI International, Inc., Class A†	248	23,009
Computer Sciences Corp.	9,800	320,264
CSRA, Inc.	9,800	294,000
Engility Holdings, Inc.	1,417	46,024
Genpact, Ltd.†	1,800	44,964
Leidos Holdings, Inc.	7,500	421,950
Manhattan Associates, Inc.†	425	28,122
MAXIMUS, Inc.	371	20,869
		1,608,804
Computer Software — 0.1%
Apigee Corp.†	1,799	14,446
AVG Technologies NV†	1,995	40,000
Blackbaud, Inc.	513	33,786
Cornerstone OnDemand, Inc.†	579	19,993
InterXion Holding NV†	294	8,864
RIB Software AG(1)	1,006	12,303
		129,392
Computers — 2.5%
Apple, Inc.	32,422	3,412,740
Lenovo Group, Ltd.(1)	16,000	16,123
		3,428,863
Computers-Integrated Systems — 0.1%
Fujitsu, Ltd.(1)	5,000	24,887
MTS Systems Corp.	248	15,726
NetScout Systems, Inc.†	216	6,631
Otsuka Corp.(1)	300	14,712
VeriFone Systems, Inc.†	697	19,530
		81,486
Computers-Memory Devices — 0.5%
EMC Corp.	24,700	634,296
Quantum Corp.†	12,116	11,268
		645,564
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A	510	16,549

3

Consulting Services — 0.2%
CEB, Inc.	276	16,944
Verisk Analytics, Inc.†	3,000	230,640
		247,584
Consumer Products-Misc. — 0.7%
Kimberly-Clark Corp.	7,600	967,480
Tumi Holdings, Inc.†	1,035	17,212
		984,692
Containers-Metal/Glass — 0.5%
Crown Holdings, Inc.†	12,600	638,820
Containers-Paper/Plastic — 0.5%
Amcor, Ltd.(1)	7,088	68,959
Graphic Packaging Holding Co.	12,700	162,941
KapStone Paper and Packaging Corp.	1,779	40,188
Sealed Air Corp.	7,600	338,960
		611,048
Cosmetics & Toiletries — 0.5%
AMOREPACIFIC Group(1)	496	61,859
Avon Products, Inc.	1,917	7,764
Colgate-Palmolive Co.	2,000	133,240
Coty, Inc., Class A	2,485	63,690
Kao Corp.(1)	2,600	133,423
LG Household & Health Care, Ltd.(1)	147	130,329
Shiseido Co., Ltd.(1)	400	8,277
Svenska Cellulosa AB SCA, Class B(1)	838	24,336
Unilever NV CVA(1)	1,999	86,608
Unilever PLC(1)	1,323	56,648
		706,174
Data Processing/Management — 0.1%
Broadridge Financial Solutions, Inc.	1,800	96,714
CSG Systems International, Inc.	1,340	48,213
Dun & Bradstreet Corp.	300	31,179
		176,106
Decision Support Software — 0.0%
QAD, Inc., Class A	1,174	24,090
Diagnostic Equipment — 0.0%
Cepheid†	236	8,621
Diagnostic Kits — 0.1%
Alere, Inc.†	1,874	73,255
OraSure Technologies, Inc.†	5,941	38,260
		111,515
Disposable Medical Products — 0.5%
C.R. Bard, Inc.	2,800	530,432
ICU Medical, Inc.†	855	96,427
STERIS PLC	276	20,794
		647,653
Distribution/Wholesale — 0.1%
Beacon Roofing Supply, Inc.†	1,192	49,086
Wolseley PLC(1)	523	28,430
		77,516
Diversified Banking Institutions — 4.3%
Bank of America Corp.	107,800	1,814,274
Barclays PLC(1)	9,501	30,752
BNP Paribas SA(1)	3,691	208,925
Credit Agricole SA(1)	7,333	86,388
Credit Suisse Group AG(1)	2,690	58,140
Goldman Sachs Group, Inc.	400	72,092
HSBC Holdings PLC(1)	21,112	166,604
JPMorgan Chase & Co.	31,789	2,099,028
Lloyds Banking Group PLC(1)	5,142	5,534
Mitsubishi UFJ Financial Group, Inc.(1)	28,300	175,146
Morgan Stanley	29,800	947,938
Natixis SA(1)	3,533	19,970
Societe Generale SA(1)	2,116	97,606
UBS Group AG(1)	1,518	29,212
		5,811,609
Diversified Financial Services — 0.1%
E.Sun Financial Holding Co., Ltd.(1)	129,000	74,894
Unifin Financiera SAPI de CV SOFOM ENR†	29,394	91,042
		165,936
Diversified Manufacturing Operations — 0.4%
AZZ, Inc.	460	25,562
Bombardier, Inc., Class B	4,508	4,366
Carlisle Cos., Inc.	1,100	97,559
Chase Corp.	364	14,826
Fabrinet†	2,831	67,434
Ingersoll-Rand PLC	4,300	237,747
LSB Industries, Inc.†	1,130	8,192
Siemens AG(1)	795	77,132
Standex International Corp.	447	37,168
		569,986
Diversified Minerals — 0.0%
Sumitomo Metal Mining Co., Ltd.(1)	4,000	48,347
Diversified Operations — 0.1%
Industrivarden AB Class A(1)	4,445	82,914
Siam Cement PCL(1)	4,450	56,226
		139,140
Drug Delivery Systems — 0.1%
Catalent, Inc.†	665	16,645
Depomed, Inc.†	581	10,533
DexCom, Inc.†	514	42,097
		69,275
E-Commerce/Products — 1.5%
Alibaba Group Holding, Ltd. ADR†	1,603	130,276
Amazon.com, Inc.†	900	608,301
eBay, Inc.†	47,100	1,294,308
JD.com, Inc. ADR†	1,707	55,076
Rakuten, Inc.†(1)	700	8,067
Shutterfly, Inc.†	202	9,001
		2,105,029
E-Commerce/Services — 0.3%
Ctrip.com International, Ltd. ADR†	1,138	52,724
Liberty Ventures, Series A†	6,800	306,748
		359,472
E-Services/Consulting — 0.0%
Perficient, Inc.†	1,512	25,885

4

Educational Software — 0.0%
2U, Inc.†	870	24,343
Electric Products-Misc. — 0.0%
Brother Industries, Ltd.(1)	1,200	13,760
Electric-Generation — 0.0%
China Resources Power Holdings Co., Ltd.(1)	22	42
Electric Power Development Co., Ltd.(1)	400	14,235
Talen Energy Corp.†	2,550	15,886
		30,163
Electric-Integrated — 1.9%
AES Corp.	11,900	113,883
American Electric Power Co., Inc.	15,500	903,185
E.ON SE(1)	6,872	66,506
Endesa SA(1)	2,884	57,780
Enel SpA(1)	18,052	75,508
Entergy Corp.	14,600	998,056
Iberdrola SA(1)	21,421	151,860
Korea Electric Power Corp.(1)	1,873	79,530
RWE AG(1)	4,374	55,754
SSE PLC(1)	365	8,173
Tokyo Electric Power Co., Inc.†(1)	6,300	36,235
		2,546,470
Electronic Components-Misc. — 0.4%
Casetek Holdings, Ltd.(1)	21,000	85,148
Hon Hai Precision Industry Co., Ltd.(1)	22,000	53,808
Hoya Corp.(1)	3,800	154,921
Jabil Circuit, Inc.	1,554	36,192
Japan Display, Inc.†(1)	2,000	5,782
Murata Manufacturing Co., Ltd.(1)	600	86,116
Plexus Corp.†	1,154	40,298
Sanmina Corp.†	1,103	22,700
Stoneridge, Inc.†	2,251	33,315
		518,280
Electronic Components-Semiconductors — 0.5%
Ambarella, Inc.†	354	19,732
Applied Micro Circuits Corp.†	4,483	28,557
Cavium, Inc.†	350	22,998
CEVA, Inc.†	1,535	35,858
DSP Group, Inc.†	3,540	33,418
Intersil Corp., Class A	1,969	25,124
Lattice Semiconductor Corp.†	8,480	54,866
Mellanox Technologies, Ltd.†	513	21,618
Microsemi Corp.†	628	20,466
Monolithic Power Systems, Inc.	352	22,426
ON Semiconductor Corp.†	4,526	44,355
QLogic Corp.†	5,295	64,599
Rovi Corp.†	1,283	21,375
Samsung Electronics Co., Ltd.(1)	169	180,463
Semtech Corp.†	627	11,863
Silicon Laboratories, Inc.†	236	11,455
SK Hynix, Inc.(1)	2,024	52,253
Synaptics, Inc.†	614	49,329
		720,755
Electronic Design Automation — 0.0%
Mentor Graphics Corp.	2,571	47,358
Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.	11,800	493,358
Sartorius AG (Preference Shares)(1)	53	13,838
Wasion Group Holdings, Ltd.(1)	52,000	53,270
		560,466
Electronic Parts Distribution — 0.0%
Tech Data Corp.†	304	20,180
Electronic Security Devices — 0.0%
dorma+kaba Holding AG(1)	38	25,783
Tyco International PLC	444	14,159
		39,942
Electronics-Military — 0.6%
L-3 Communications Holdings, Inc.	6,000	717,060
Safran SA(1)	647	44,311
		761,371
Energy-Alternate Sources — 0.2%
Concord New Energy Group, Ltd.(1)	1,110,000	66,106
Pacific Ethanol, Inc.†	2,606	12,457
Vestas Wind Systems A/S(1)	2,491	173,916
		252,479
Engineering/R&D Services — 0.2%
Argan, Inc.	1,379	44,680
KBR, Inc.	14,200	240,264
WorleyParsons, Ltd.(1)	3,557	11,835
		296,779
Enterprise Software/Service — 0.9%
MobileIron, Inc.†	3,019	10,899
Oracle Corp.	29,750	1,086,767
Proofpoint, Inc.†	543	35,300
PROS Holdings, Inc.†	646	14,884
Qlik Technologies, Inc.†	471	14,912
SYNNEX Corp.	486	43,706
Tyler Technologies, Inc.†	215	37,479
Veeva Systems, Inc., Class A†	870	25,099
		1,269,046
Entertainment Software — 0.1%
GungHo Online Entertainment, Inc.†(1)	20,700	56,350
NetEase, Inc. ADR	399	72,315
Nexon Co., Ltd.(1)	2,400	38,958
		167,623
Environmental Consulting & Engineering — 0.0%
Tetra Tech, Inc.	2,317	60,288
Environmental Monitoring & Detection — 0.0%
MSA Safety, Inc.	375	16,301
Female Health Care Products — 0.0%
Asaleo Care, Ltd.(1)	2,139	2,474
Finance-Consumer Loans — 0.1%
Encore Capital Group, Inc.†	657	19,105
Nelnet, Inc., Class A	1,145	38,438
PRA Group, Inc.†	575	19,947
		77,490

5

Finance-Credit Card — 0.0%
Worldpay Group PLC†*(1)	4,919	22,304
Finance-Investment Banker/Broker — 0.1%
Daiwa Securities Group, Inc.(1)	3,000	18,342
Nomura Holdings, Inc.(1)	9,500	52,798
Oppenheimer Holdings, Inc., Class A	1,028	17,867
		89,007
Finance-Leasing Companies — 0.2%
Mitsubishi UFJ Lease & Finance Co., Ltd.(1)	16,400	84,483
ORIX Corp.(1)	8,100	113,628
		198,111
Finance-Mortgage Loan/Banker — 0.1%
Arlington Asset Investment Corp., Class A	552	7,303
CoreLogic, Inc.†	2,100	71,106
Federal Agricultural Mtg. Corp., Class C	718	22,667
		101,076
Finance-Other Services — 0.1%
Bolsa Mexicana de Valores SAB de CV	38,137	50,652
Moscow Exchange MICEX-RTS PJSC	43,116	54,078
WageWorks, Inc.†	290	13,157
		117,887
Firearms & Ammunition — 0.1%
Smith & Wesson Holding Corp.†	2,940	64,621
Food-Catering — 0.0%
Compass Group PLC(1)	2,723	47,129
Food-Confectionery — 0.0%
Barry Callebaut AG(1)	21	22,903
Food-Flour & Grain — 0.1%
Gruma S.A.B. de CV	7,800	109,742
Food-Meat Products — 0.1%
WH Group, Ltd.†*(1)	199,455	110,295
Food-Misc./Diversified — 0.9%
Associated British Foods PLC(1)	781	38,443
Cal-Maine Foods, Inc.	713	33,040
ConAgra Foods, Inc.	9,300	392,088
John B. Sanfilippo & Son, Inc.	1,240	66,997
Kerry Group PLC, Class A(1)	641	53,046
Mondelez International, Inc., Class A	4,100	183,844
Nestle SA(1)	2,435	180,491
Nomad Foods, Ltd.†(1)	886	10,459
Orkla ASA(1)	2,158	17,031
Pinnacle Foods, Inc.	5,184	220,113
Uni-President Enterprises Corp.(1)	16,000	26,659
		1,222,211
Food-Retail — 0.7%
J Sainsbury PLC(1)	14,498	55,246
Koninklijke Ahold NV(1)	7,438	157,039
Kroger Co.	13,400	560,522
METRO AG(1)	1,090	34,790
Seven & i Holdings Co., Ltd.(1)	100	4,560
Woolworths, Ltd.(1)	1,882	33,305
X5 Retail Group NV GDR†(1)	2,415	45,774
		891,236
Food-Wholesale/Distribution — 0.0%
SpartanNash Co.	1,430	30,945
Footwear & Related Apparel — 0.0%
Steven Madden, Ltd.†	486	14,687
Wolverine World Wide, Inc.	1,354	22,625
		37,312
Gambling (Non-Hotel) — 0.0%
Tabcorp Holdings, Ltd.(1)	4,451	15,179
Garden Products — 0.0%
Scotts Miracle-Gro Co., Class A	845	54,511
Gas-Distribution — 0.5%
AGL Resources, Inc.	1,900	121,239
Centrica PLC(1)	16,430	52,773
Questar Corp.	2,600	50,648
UGI Corp.	12,550	423,688
		648,348
Gold Mining — 0.0%
Newcrest Mining, Ltd.†(1)	5,743	54,289
Health Care Cost Containment — 0.0%
HealthEquity, Inc.†	409	10,254
Home Furnishings — 0.2%
Ethan Allen Interiors, Inc.	2,025	56,335
Leggett & Platt, Inc.	4,200	176,484
		232,819
Hotels/Motels — 0.7%
Accor SA(1)	149	6,427
Central Plaza Hotel PCL	33,000	40,350
Dalata Hotel Group PLC†(1)	3,556	21,322
Hilton Worldwide Holdings, Inc.	31,200	667,680
Marcus Corp.	1,192	22,612
Wyndham Worldwide Corp.	3,100	225,215
		983,606
Human Resources — 0.2%
Adecco SA(1)	1,440	98,876
Barrett Business Services, Inc.	279	12,148
Kforce, Inc.	1,755	44,366
Korn/Ferry International	947	31,421
Monster Worldwide, Inc.†	8,701	49,857
On Assignment, Inc.†	739	33,218
Paylocity Holding Corp.†	358	14,517
Team Health Holdings, Inc.†	289	12,684
TrueBlue, Inc.†	763	19,655
		316,742
Identification Systems — 0.0%
Imprivata, Inc.†	1,827	20,645
Import/Export — 0.1%
ITOCHU Corp.(1)	4,300	50,689
Mitsubishi Corp.(1)	900	14,952
		65,641
Instruments-Controls — 0.1%
Woodward, Inc.	1,267	62,919

6

Insurance-Life/Health — 1.2%
AIA Group, Ltd.(1)	22,600	134,641
American Equity Investment Life Holding Co.	1,930	46,378
Cathay Financial Holding Co., Ltd.(1)	51,000	71,380
Challenger, Ltd.(1)	4,772	30,083
CNO Financial Group, Inc.	2,005	38,275
NN Group NV(1)	1,819	63,966
Prudential Financial, Inc.	12,800	1,042,048
Prudential PLC(1)	2,726	61,029
St James’s Place PLC(1)	1,186	17,493
Swiss Life Holding AG(1)	290	77,830
		1,583,123
Insurance-Multi-line — 1.2%
ACE, Ltd.	83	9,699
Ageas(1)	622	28,830
Allianz SE(1)	850	150,582
Allstate Corp.	10,800	670,572
American Financial Group, Inc.	900	64,872
AXA SA(1)	5,249	143,500
BB Seguridade Participacoes SA(1)	8,759	53,565
CNP Assurances(1)	6,891	92,815
Delta Lloyd NV(1)	2,168	12,736
Genworth Financial, Inc., Class A†	31,699	118,237
Voya Financial, Inc.	6,100	225,151
		1,570,559
Insurance-Property/Casualty — 0.4%
Admiral Group PLC(1)	686	16,686
AmTrust Financial Services, Inc.	1,068	65,767
Dongbu Insurance Co., Ltd.(1)	1,003	60,029
Employers Holdings, Inc.	2,450	66,885
Federated National Holding Co.	2,401	70,974
HCI Group, Inc.	1,057	36,836
Heritage Insurance Holdings, Inc.	2,429	53,001
Hyundai Marine & Fire Insurance Co., Ltd.(1)	2,079	63,788
Intact Financial Corp.	101	6,473
United Insurance Holdings Corp.	3,449	58,978
		499,417
Insurance-Reinsurance — 0.4%
Aspen Insurance Holdings, Ltd.	1,400	67,620
Essent Group, Ltd.†	678	14,841
Maiden Holdings, Ltd.	1,735	25,869
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen(1)	276	55,276
Reinsurance Group of America, Inc.	1,000	85,550
SCOR SE(1)	230	8,604
Swiss Re AG(1)	2,159	210,024
Validus Holdings, Ltd.	1,600	74,064
		541,848
Internet Application Software — 0.2%
Intralinks Holdings, Inc.†	1,245	11,292
Tencent Holdings, Ltd.(1)	14,200	277,378
		288,670
Internet Connectivity Services — 0.1%
Cogent Communications Holdings, Inc.	899	31,186
Com Hem Holding AB(1)	3,517	31,785
		62,971
Internet Content-Entertainment — 0.0%
NCSoft Corp.(1)	341	61,594
Internet Financial Services — 0.0%
SBI Holdings, Inc.(1)	5,500	59,370
Internet Security — 0.4%
Symantec Corp.	22,500	472,500
Investment Companies — 0.1%
Hercules Technology Growth Capital, Inc.	1,666	20,309
Investor AB, Class B(1)	3,351	123,291
Medley Capital Corp.	3,410	25,643
Solar Capital, Ltd.	1,408	23,133
		192,376
Lighting Products & Systems — 0.0%
OSRAM Licht AG(1)	1,149	48,347
Linen Supply & Related Items — 0.0%
G&K Services, Inc., Class A	546	34,343
Machine Tools & Related Products — 0.0%
Sandvik AB(1)	1,678	14,534
Techtronic Industries Co., Ltd.(1)	8,500	34,529
		49,063
Machinery-Construction & Mining — 0.0%
Hyster-Yale Materials Handling, Inc.	322	16,889
Machinery-Electrical — 0.1%
ABB, Ltd.(1)	3,868	68,657
Mitsubishi Electric Corp.(1)	11,000	115,330
		183,987
Machinery-Farming — 0.1%
AGCO Corp.	3,700	167,943
Machinery-General Industrial — 0.8%
Altra Industrial Motion Corp.	1,179	29,569
IDEX Corp.	3,200	245,152
Kadant, Inc.	868	35,250
Roper Technologies, Inc.	4,400	835,076
		1,145,047
Marine Services — 0.0%
Ezion Holdings, Ltd.(1)(3)(14)	29,460	12,553
Medical Instruments — 0.1%
AtriCure, Inc.†	924	20,735
CHC Healthcare Group(1)	1,157	2,088
CONMED Corp.	767	33,786
Entellus Medical, Inc.†	566	9,543
Spectranetics Corp.†	987	14,864
TransEnterix, Inc.†	5,973	14,813
		95,829
Medical Labs & Testing Services — 0.0%
Ain Holdings, Inc.(1)	300	14,291
Medical Products — 0.2%
Accuray, Inc.†	2,106	14,216
Globus Medical, Inc., Class A†	924	25,706

7

Greatbatch, Inc.†	1,163	61,057
MiMedx Group, Inc.†	2,031	19,030
Rockwell Medical, Inc.†	3,774	38,646
West Pharmaceutical Services, Inc.	1,016	61,184
Zeltiq Aesthetics, Inc.†	997	28,444
		248,283
Medical-Biomedical/Gene — 3.4%
AMAG Pharmaceuticals, Inc.†	3,494	105,484
Amgen, Inc.	7,500	1,217,475
Applied Genetic Technologies Corp.†	930	18,972
Ardelyx, Inc.†	1,908	34,573
ARIAD Pharmaceuticals, Inc.†	1,887	11,794
Biogen, Inc.†	2,000	612,700
Cambrex Corp.†	973	45,819
Celgene Corp.†	119	14,251
Celldex Therapeutics, Inc.†	819	12,842
Charles River Laboratories International, Inc.†	2,284	183,611
China Biologic Products, Inc.†	63	8,975
Dynavax Technologies Corp.†	1,335	32,254
Emergent BioSolutions, Inc.†	1,259	50,373
Five Prime Therapeutics, Inc.†	604	25,066
Gilead Sciences, Inc.	15,924	1,611,350
Halozyme Therapeutics, Inc.†	965	16,723
Ionis Pharmaceuticals, Inc.†	232	14,368
Ligand Pharmaceuticals, Inc.†	182	19,732
Medicines Co.†	297	11,090
Merrimack Pharmaceuticals, Inc.†	2,281	18,020
Myriad Genetics, Inc.†	399	17,221
Novavax, Inc.†	1,090	9,145
OncoMed Pharmaceuticals, Inc.†	460	10,368
Prothena Corp. PLC†	939	63,955
PTC Therapeutics, Inc.†	689	22,324
Repligen Corp.†	1,304	36,890
Sage Therapeutics, Inc.†	228	13,292
Tokai Pharmaceuticals, Inc.†	563	4,909
Ultragenyx Pharmaceutical, Inc.†	112	12,564
United Therapeutics Corp.†	2,100	328,881
		4,585,021
Medical-Drugs — 3.7%
ACADIA Pharmaceuticals, Inc.†	781	27,843
Akorn, Inc.†	564	21,043
Allergan PLC†	103	32,187
Anacor Pharmaceuticals, Inc.†	171	19,318
Astellas Pharma, Inc.(1)	10,300	146,303
AstraZeneca PLC(1)	3,067	207,357
Bayer AG(1)	158	19,823
BioSpecifics Technologies Corp.†	417	17,918
Cardiome Pharma Corp.†	8,064	65,399
Eagle Pharmaceuticals, Inc.†	268	23,764
GlaxoSmithKline PLC(1)	6,604	133,388
Grifols SA ADR	509	16,492
Hikma Pharmaceuticals PLC(1)	959	32,476
Hua Han Bio-Pharmaceutical Holdings, Ltd.(1)	280,000	38,822
Immune Design Corp.†	593	11,907
Inotek Pharmaceuticals Corp.†	915	10,367
Insys Therapeutics, Inc.†	831	23,792
Jazz Pharmaceuticals PLC†	1,057	148,572
Lannett Co., Inc.†	1,598	64,112
Merck KGaA(1)	580	56,337
Novartis AG(1)	2,810	240,189
Novo Nordisk A/S, Class B(1)	2,551	146,632
Ophthotech Corp.†	497	39,029
OPKO Health, Inc.†	18,200	182,910
Otsuka Holdings Co., Ltd.(1)	600	21,226
Pacira Pharmaceuticals, Inc.†	484	37,166
Pfizer, Inc.	57,223	1,847,158
POZEN, Inc.†	5,496	37,538
Prestige Brands Holdings, Inc.†	593	30,528
Richter Gedeon Nyrt(1)	2,611	49,427
Roche Holding AG(1)	782	215,510
Sanofi(1)	3,279	279,783
Shionogi & Co., Ltd.(1)	1,300	58,771
Shire PLC(1)	1,339	91,767
Sucampo Pharmaceuticals, Inc., Class A†	1,630	28,183
Supernus Pharmaceuticals, Inc.†	891	11,975
TESARO, Inc.†	775	40,548
Trevena, Inc.†	1,226	12,873
UCB SA(1)	281	25,293
uniQure NV†	615	10,172
Zoetis, Inc.	11,100	531,912
		5,055,810
Medical-Generic Drugs — 0.1%
Impax Laboratories, Inc.†	267	11,417
Teva Pharmaceutical Industries, Ltd. ADR	1,152	75,617
		87,034
Medical-HMO — 1.5%
Aetna, Inc.	3,400	367,608
Anthem, Inc.	7,700	1,073,688
Centene Corp.†	6,834	449,745
Health Net, Inc.†	963	65,927
Molina Healthcare, Inc.†	137	8,238
Triple-S Management Corp., Class B†	868	20,754
WellCare Health Plans, Inc.†	194	15,173
		2,001,133
Medical-Hospitals — 0.1%
Mediclinic International, Ltd.(1)	5,549	42,690
Select Medical Holdings Corp.	3,205	38,172
		80,862
Medical-Nursing Homes — 0.0%
Kindred Healthcare, Inc.	1,287	15,328
Medical-Outpatient/Home Medical — 0.2%
Amsurg Corp.†	720	54,720
Chemed Corp.	776	116,245
Providence Service Corp.†	733	34,392
		205,357
Medical-Wholesale Drug Distribution — 1.6%
AmerisourceBergen Corp.	11,700	1,213,407
Cardinal Health, Inc.	7,600	678,452

8

Medipal Holdings Corp.(1)	8,300	141,331
Suzuken Co., Ltd.(1)	2,700	102,916
		2,136,106
Metal Processors & Fabrication — 0.1%
Catcher Technology Co., Ltd.(1)	7,000	58,609
EVA Precision Industrial Holdings, Ltd.(1)	348,000	61,517
NN, Inc.	2,081	33,171
		153,297
Metal-Diversified — 0.1%
Glencore PLC(1)	28,838	38,371
Rio Tinto PLC(1)	2,800	81,599
		119,970
Metal-Iron — 0.0%
Fortescue Metals Group, Ltd.(1)	32,642	44,026
Motion Pictures & Services — 0.0%
Lions Gate Entertainment Corp.	1,591	51,532
Motorcycle/Motor Scooter — 0.0%
Yamaha Motor Co., Ltd.(1)	1,700	38,095
MRI/Medical Diagnostic Imaging — 0.1%
RadNet, Inc.†	2,899	17,916
Surgical Care Affiliates, Inc.†	1,353	53,863
		71,779
Multimedia — 0.5%
Lagardere SCA(1)	3,656	108,777
Naspers, Ltd., Class N(1)	1,051	143,698
Quebecor, Inc., Class B	605	14,814
Viacom, Inc., Class B	10,000	411,600
		678,889
Networking Products — 0.1%
A10 Networks, Inc.†	4,319	28,333
Gigamon, Inc.†	345	9,167
Infinera Corp.†	924	16,743
Ixia†	2,506	31,149
		85,392
Non-Ferrous Metals — 0.0%
Mitsubishi Materials Corp.(1)	19,000	59,758
Non-Hazardous Waste Disposal — 0.0%
China Water Affairs Group, Ltd.(1)	116,000	55,596
Office Automation & Equipment — 0.4%
Pitney Bowes, Inc.	1,279	26,411
Xerox Corp.	49,100	521,933
		548,344
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	2,600	162,916
Oil Companies-Exploration & Production — 1.1%
BG Group PLC(1)	686	9,948
Callon Petroleum Co.†	6,329	52,784
Connacher Oil and Gas, Ltd.†	334	30
Diamondback Energy, Inc.†	191	12,778
Encana Corp.	627	3,186
EP Energy Corp.†	2,298	10,065
Genel Energy PLC†(1)	1,972	4,888
Gulfport Energy Corp.†	590	14,496
Hess Corp.	700	33,936
Lone Pine Resources Canada, Ltd.†(2)	1,247	848
Lone Pine Resources, Inc.,†(2)	1,247	6
Northern Oil and Gas, Inc.†	3,638	14,043
Occidental Petroleum Corp.	19,100	1,291,351
SM Energy Co.	585	11,501
Stone Energy Corp.†	963	4,131
Whiting Petroleum Corp.†	430	4,059
Woodside Petroleum, Ltd.(1)	2,914	61,116
		1,529,166
Oil Companies-Integrated — 0.8%
BP PLC(1)	35,168	183,258
Eni SpA(1)	6,902	102,247
Exxon Mobil Corp.	493	38,429
OMV AG(1)	6,143	172,450
Repsol SA(1)	4,702	51,191
Royal Dutch Shell PLC, Class A (Euronext)(1)	1,112	25,475
Royal Dutch Shell PLC, Class A(BATS)(1)	5,160	115,927
Royal Dutch Shell PLC, Class B(1)	4,016	91,702
Statoil ASA(1)	10,840	151,612
Suncor Energy, Inc.	1,250	32,269
TOTAL SA(1)	2,986	132,984
		1,097,544
Oil Field Machinery & Equipment — 0.5%
Cameron International Corp.†	10,400	657,280
Oil Refining & Marketing — 1.4%
CVR Energy, Inc.	2,300	90,505
Delek US Holdings, Inc.	1,023	25,166
Tesoro Corp.	2,500	263,425
Valero Energy Corp.	20,600	1,456,626
		1,835,722
Oil-Field Services — 1.2%
Matrix Service Co.†	1,946	39,971
Schlumberger, Ltd.	19,500	1,360,125
Superior Energy Services, Inc.	17,400	234,378
		1,634,474
Optical Supplies — 0.0%
STAAR Surgical Co.†	1,653	11,802
Paper & Related Products — 0.2%
Domtar Corp.	848	31,334
Mondi PLC(1)	1,549	30,209
Smurfit Kappa Group PLC(1)	437	11,153
Suzano Papel e Celulose SA, Class A (Preference Shares)(1)	11,368	53,657
UPM-Kymmene Oyj(1)	4,638	85,899
		212,252
Patient Monitoring Equipment — 0.0%
Insulet Corp.†	674	25,484
Petrochemicals — 0.1%
Braskem SA, Class A (Preference Shares)(1)	10,800	73,351
LG Chem, Ltd.(1)	302	83,411

9

Lotte Chemical Corp.(1)	192	39,221
		195,983
Physical Therapy/Rehabilitation Centers — 0.0%
HealthSouth Corp.	1,253	43,617
Poultry — 0.0%
Sanderson Farms, Inc.	650	50,388
Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	1,948	54,992
Boer Power Holdings, Ltd.(1)	40,000	71,937
		126,929
Printing-Commercial — 0.3%
Dai Nippon Printing Co., Ltd.(1)	16,000	158,181
Deluxe Corp.	1,484	80,937
Ennis, Inc.	1,239	23,851
Toppan Printing Co., Ltd.(1)	8,000	73,663
		336,632
Private Equity — 0.1%
3i Group PLC(1)	19,589	138,071
Eurazeo SA(1)	322	22,160
KKR & Co. LP	648	10,102
		170,333
Protection/Safety — 0.0%
Landauer, Inc.	1,063	34,994
Publishing-Newspapers — 0.1%
News Corp., Class A	9,100	121,576
Publishing-Periodicals — 0.0%
Wolters Kluwer NV(1)	1,835	61,483
Racetracks — 0.0%
Penn National Gaming, Inc.†	1,940	31,079
Radio — 0.3%
Sirius XM Holdings, Inc.†	110,200	448,514
Real Estate Investment Trusts — 2.0%
AG Mtg. Investment Trust, Inc.	488	6,266
Agree Realty Corp.	839	28,518
American Capital Agency Corp.	9,000	156,060
Annaly Capital Management, Inc.	30,300	284,214
Apollo Commercial Real Estate Finance, Inc.	1,204	20,745
Apollo Residential Mortgage, Inc.	1,991	23,792
Arbor Realty Trust, Inc.	4,751	33,970
ARMOUR Residential REIT, Inc.	324	7,050
Ashford Hospitality Prime, Inc.	124	1,798
Ashford Hospitality Trust, Inc.	3,052	19,258
Brandywine Realty Trust	1,799	24,574
Brixmor Property Group, Inc.	3,100	80,042
Campus Crest Communities, Inc.	3,692	25,106
CBL & Associates Properties, Inc.	1,085	13,421
Chimera Investment Corp.	4,700	64,108
Communications Sales & Leasing, Inc.†	2,869	53,622
CYS Investments, Inc.	1,533	10,930
Dexus Property Group(1)	11,361	61,605
EPR Properties	455	26,595
Equity LifeStyle Properties, Inc.	1,000	66,670
First Industrial Realty Trust, Inc.	984	21,776
General Growth Properties, Inc.	26,400	718,344
GEO Group, Inc.	3,659	105,782
Hersha Hospitality Trust	807	17,560
Hibernia REIT PLC(1)	26,204	40,115
Invesco Mtg. Capital, Inc.	797	9,875
Investors Real Estate Trust	2,212	15,373
Japan Hotel REIT Investment Corp.(1)	42	31,044
Lexington Realty Trust	4,181	33,448
LTC Properties, Inc.	1,190	51,337
Mexico Real Estate Management SA de CV	37,680	48,077
MFA Financial, Inc.	15,908	104,993
National Health Investors, Inc.	1,038	63,183
Omega Healthcare Investors, Inc.	1,630	57,017
One Liberty Properties, Inc.	1,074	23,048
Post Properties, Inc.	371	21,948
Ramco-Gershenson Properties Trust	1,230	20,430
Select Income REIT	791	15,678
Summit Hotel Properties, Inc.	2,730	32,624
Two Harbors Investment Corp.	20,900	169,290
Universal Health Realty Income Trust	284	14,203
Weyerhaeuser Co.	1,900	56,962
		2,680,451
Real Estate Management/Services — 1.0%
CBRE Group, Inc., Class A†	25,800	892,164
Foxtons Group PLC(1)	6,495	17,952
Jones Lang LaSalle, Inc.	2,300	367,678
Kennedy-Wilson Holdings, Inc.	686	16,519
RE/MAX Holdings, Inc., Class A	1,537	57,330
Regus PLC(1)	5,147	25,137
		1,376,780
Real Estate Operations & Development — 0.4%
China Overseas Land & Investment, Ltd.(1)	24,000	83,023
China Vanke Co., Ltd.(2)(14)	29,200	87,107
Community Healthcare Trust, Inc.	1,305	24,051
Emaar Properties PJSC(1)	26,129	40,266
Hang Lung Group, Ltd.(1)	2,000	6,472
Kawasan Industri Jababeka PT(1)	2,160,180	38,293
Kerry Properties, Ltd.(1)	18,500	50,483
KWG Property Holding, Ltd.(1)	61,000	44,984
New World Development Co., Ltd.(1)	76,000	74,670
Nomura Real Estate Holdings, Inc.(1)	800	14,819
RMR Group, Inc., Class A†	14	202
Sun Hung Kai Properties, Ltd.(1)	1,000	12,021
Wheelock & Co., Ltd.(1)	26,000	109,586
		585,977
Recreational Vehicles — 0.1%
Brunswick Corp.	763	38,539
Malibu Boats, Inc., Class A†	1,889	30,923
MCBC Holdings, Inc.†	1,613	22,098
		91,560
Rental Auto/Equipment — 0.1%
Ashtead Group PLC(1)	2,773	45,629
Avis Budget Group, Inc.†	1,204	43,693

10

CAR, Inc.†(1)	39,000	64,453
		153,775
Resorts/Theme Parks — 0.1%
Marriott Vacations Worldwide Corp.	518	29,500
Six Flags Entertainment Corp.	3,000	164,820
		194,320
Retail-Apparel/Shoe — 0.3%
Ascena Retail Group, Inc.†	2,589	25,502
Caleres, Inc.	1,399	37,521
Children’s Place, Inc.	517	28,538
Coach, Inc.	945	30,930
DSW, Inc., Class A	1,120	26,723
Express, Inc.†	2,146	37,083
Industria de Diseno Textil SA(1)	2,321	79,648
Men’s Wearhouse, Inc.	975	14,313
Next PLC(1)	229	24,549
Shimamura Co., Ltd.(1)	300	35,064
Truworths International, Ltd.(1)	5,692	33,480
		373,351
Retail-Appliances — 0.0%
Conn’s, Inc.†	1,026	24,080
Retail-Building Products — 2.5%
Home Depot, Inc.	15,200	2,010,200
Kingfisher PLC(1)	28,859	139,739
Lowe’s Cos., Inc.	15,600	1,186,224
		3,336,163
Retail-Catalog Shopping — 0.2%
Liberty Interactive Corp. QVC Group, Class A†	10,200	278,664
Retail-Discount — 0.1%
Big Lots, Inc.	680	26,207
Harvey Norman Holdings, Ltd.(1)	17,837	53,904
		80,111
Retail-Drug Store — 1.1%
CVS Health Corp.	15,200	1,486,104
Retail-Hypermarkets — 0.1%
BGF retail Co., Ltd.(1)	543	78,729
Puregold Price Club, Inc.(1)	50,900	37,495
		116,224
Retail-Major Department Stores — 0.1%
Hyundai Department Store Co., Ltd.(1)	352	37,757
Marks & Spencer Group PLC(1)	14,626	97,195
		134,952
Retail-Misc./Diversified — 0.0%
Poya International Co., Ltd.(1)	6,000	55,397
Retail-Regional Department Stores — 0.2%
Macy’s, Inc.	7,600	265,848
Retail-Restaurants — 0.1%
Brinker International, Inc.	888	42,580
Papa John’s International, Inc.	420	23,465
Sonic Corp.	1,398	45,169
		111,214
Retail-Sporting Goods — 0.0%
Sports Direct International PLC†(1)	1,851	15,694
Vista Outdoor, Inc.†	351	15,623
		31,317
Retail-Vision Service Center — 0.0%
Luxottica Group SpA(1)	400	26,076
Retail-Vitamins & Nutrition Supplements — 0.0%
GNC Holdings, Inc., Class A	943	29,252
Rubber-Tires — 0.3%
Cie Generale des Etablissements Michelin(1)	1,165	110,614
Continental AG(1)	772	187,376
Cooper Tire & Rubber Co.	1,377	52,120
		350,110
Rubber/Plastic Products — 0.1%
Top Glove Corp. Bhd(1)	23,400	73,992
Trinseo SA†	2,729	76,958
		150,950
Satellite Telecom — 0.0%
Cellnex Telecom SAU*(1)	907	16,911
Iridium Communications, Inc.†	2,318	19,494
		36,405
Savings & Loans/Thrifts — 0.1%
BofI Holding, Inc.†	1,863	39,216
Flushing Financial Corp.	1,026	22,203
Meta Financial Group, Inc.	569	26,134
Pacific Premier Bancorp, Inc.†	971	20,634
		108,187
Schools — 0.1%
Bright Horizons Family Solutions, Inc.†	486	32,465
Grand Canyon Education, Inc.†	1,114	44,693
ITT Educational Services, Inc.†	641	2,391
		79,549
Security Services — 0.1%
LifeLock, Inc.†	966	13,862
Securitas AB, Class B(1)	5,305	80,807
Sohgo Security Services Co., Ltd.(1)	400	18,719
		113,388
Semiconductor Components-Integrated Circuits — 0.8%
Analog Devices, Inc.	6,700	370,644
Cirrus Logic, Inc.†	993	29,323
Cypress Semiconductor Corp.	5,736	56,270
Integrated Device Technology, Inc.†	591	15,573
Maxim Integrated Products, Inc.	11,100	421,800
Power Integrations, Inc.	417	20,279
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	48,039	207,292
		1,121,181
Semiconductor Equipment — 0.2%
Teradyne, Inc.	13,600	281,112

11

Shipbuilding — 0.1%
Yangzijiang Shipbuilding Holdings, Ltd.(1)	165,600	127,862
Soap & Cleaning Preparation — 0.1%
Henkel AG & Co. KGaA (Preference Shares)(1)	283	31,546
Reckitt Benckiser Group PLC(1)	752	69,221
		100,767
Steel-Producers — 0.1%
ArcelorMittal(1)	5,172	21,611
Nippon Steel & Sumitomo Metal Corp.(1)	1,400	27,721
ThyssenKrupp AG(1)	3,140	62,270
voestalpine AG(1)	948	29,013
		140,615
Storage/Warehousing — 0.0%
Sumitomo Warehouse Co., Ltd.(1)	5,000	26,427
SupraNational Banks — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	1,918	49,734
Telecom Equipment-Fiber Optics — 0.0%
Ciena Corp.†	373	7,717
Telecom Services — 0.1%
BCE, Inc.	145	5,602
Inteliquent, Inc.	1,798	31,951
NeuStar, Inc., Class A†	966	23,155
Spark New Zealand, Ltd.(1)	3,195	7,201
Spok Holdings, Inc.	1,194	21,874
Telekomunikasi Indonesia Persero Tbk PT(1)	185,000	41,541
Telenor ASA(1)	2,962	49,277
		180,601
Telecommunication Equipment — 0.6%
Alcatel-Lucent†	9,370	37,168
Juniper Networks, Inc.	25,900	714,840
ShoreTel, Inc.†	2,459	21,762
		773,770
Telephone-Integrated — 1.3%
BT Group PLC(1)	19,215	132,799
Cincinnati Bell, Inc.†	10,389	37,400
Deutsche Telekom AG(1)	6,082	110,046
Frontier Communications Corp.	6,510	30,402
IDT Corp., Class B	922	10,751
KDDI Corp.(1)	4,300	111,314
Nippon Telegraph & Telephone Corp.(1)	2,700	107,195
Orange SA(1)	7,184	120,521
Telecom Italia SpA RSP(1)	34,979	35,777
Telstra Corp., Ltd.(1)	20,178	81,873
Verizon Communications, Inc.	21,882	1,011,386
		1,789,464
Television — 0.4%
Atresmedia Corp. de Medios de Comunicacion SA(1)	305	3,232
CJ E&M Corp.†(1)	566	38,592
Cyfrowy Polsat SA†(1)	8,837	46,908
Gray Television, Inc.†	3,629	59,153
ITV PLC(1)	47,212	192,375
Liberty Media Corp., Class A†	4,500	176,625
Mediaset SpA(1)	3,661	15,162
Nippon Television Holdings, Inc.(1)	900	16,379
ProSiebenSat.1 Media SE(1)	635	32,121
		580,547
Textile-Products — 0.0%
Taiwan Paiho, Ltd.(1)	24,000	52,873
Theaters — 0.1%
Carmike Cinemas, Inc.†	1,660	38,080
National CineMedia, Inc.	2,550	40,061
Regal Entertainment Group, Class A	2,532	47,779
		125,920
Therapeutics — 0.1%
Neurocrine Biosciences, Inc.†	908	51,366
Portola Pharmaceuticals, Inc.†	278	14,303
		65,669
Tobacco — 0.4%
Altria Group, Inc.	3,300	192,093
British American Tobacco PLC(1)	1,328	73,756
Imperial Tobacco Group PLC(1)	2,199	115,658
Japan Tobacco, Inc.(1)	1,900	69,762
Philip Morris International, Inc.	140	12,307
Swedish Match AB(1)	2,647	93,650
		557,226
Tools-Hand Held — 0.1%
Basso Industry Corp.(1)	33,000	62,505
Toys — 0.0%
Nintendo Co., Ltd.(1)	100	13,766
Transactional Software — 0.0%
Synchronoss Technologies, Inc.†	540	19,024
Transport-Equipment & Leasing — 0.0%
Greenbrier Cos., Inc.	711	23,193
Transport-Marine — 0.1%
Aegean Marine Petroleum Network, Inc. ADR	3,861	32,278
AP Moeller - Maersk A/S, Series B(1)	81	105,179
DHT Holdings, Inc.	2,392	19,351
Scorpio Tankers, Inc.	3,294	26,418
		183,226
Transport-Rail — 0.1%
Aurizon Holdings, Ltd.(1)	8,690	27,637
Central Japan Railway Co.(1)	500	88,570
		116,207
Transport-Services — 1.0%
ComfortDelGro Corp., Ltd.(1)	39,800	85,131
Deutsche Post AG(1)	2,131	60,012
Matson, Inc.	396	16,881
Royal Mail PLC(1)	10,205	66,406
United Parcel Service, Inc., Class B	11,100	1,068,153
Universal Truckload Services, Inc.	123	1,727

12

XPO Logistics, Inc.†	535	14,579
		1,312,889
Travel Services — 0.1%
Flight Centre Travel Group, Ltd.(1)	1,812	52,218
Modetour Network, Inc.(1)	1,647	46,928
TUI AG(1)	2,321	41,178
		140,324
Vitamins & Nutrition Products — 0.0%
Nutraceutical International Corp.†	641	16,551
Water — 0.0%
Veolia Environnement SA(1)	1,783	42,263
Water Treatment Systems — 0.1%
Sound Global, Ltd.†(2)(14)	88,000	63,696
Web Hosting/Design — 0.0%
Web.com Group, Inc.†	2,123	42,481
Web Portals/ISP — 1.7%
Alphabet, Inc., Class A†	2,921	2,272,567
PChome Online, Inc.(1)	3,000	29,844
		2,302,411
Wireless Equipment — 0.0%
CalAmp Corp.†	2,163	43,109
Ubiquiti Networks, Inc.†	438	13,880
		56,989
X-Ray Equipment — 0.1%
Hologic, Inc.†	2,200	85,118
Total Common Stocks (cost $104,800,053)		111,708,779
CONVERTIBLE PREFERRED SECURITIES — 0.0%
Real Estate Investment Trusts — 0.0%
EPR Properties Series C 5.75% (cost $18,145)	995	23,880
PREFERRED SECURITIES — 0.1%
Banks-Commercial — 0.1%
HSBC USA, Inc. FRS Series F 3.50%	1,960	43,277
Building-Residential/Commercial — 0.0%
M/I Homes, Inc. Series A 9.75%	437	11,113
Diversified Banking Institutions — 0.0%
GMAC Capital Trust I FRS Series 2 8.13%	580	14,709
Telephone-Integrated — 0.0%
Verizon Communications, Inc. 5.90%	800	22,096
Total Preferred Securities (cost $87,493)		91,195
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.7%
Banks-Fiduciary — 0.1%
State Street Capital Trust IV FRS 1.51% due 06/01/2077	$105,000	85,837
Banks-Money Center — 0.0%
BBVA International Preferred SAU FRS 5.92% due 04/18/2017(4)	15,000	15,150
Banks-Super Regional — 0.1%
Fifth Third Bancorp FRS 5.10% due 06/30/2023(4)	9,000	8,044
Wells Fargo & Co. FRS Series U 5.88% due 06/15/2025(4)	85,000	89,462
		97,506
Diversified Banking Institutions — 0.2%
Bank of America Corp. FRS Series AA 6.10% due 03/17/2025(4)	124,000	125,705
Bank of America Corp. FRS Series Z 6.50% due 10/23/2024(4)	5,000	5,269
Citigroup, Inc. FRS 5.90% due 02/15/2023(4)	24,000	23,580
Citigroup, Inc. FRS Series Q 5.95% due 08/15/2020(4)	168,000	167,475
Lloyds Banking Group PLC FRS 6.66% due 05/21/2037*(4)	30,000	33,600
		355,629
Diversified Financial Services — 0.1%
GE Capital Trust I FRS 6.38% due 11/15/2067	90,000	93,544
Electric-Integrated — 0.1%
Puget Sound Energy, Inc. FRS Series A 6.97% due 06/01/2067	40,000	32,500
WEC Energy Group, Inc. FRS 6.25% due 05/15/2067	50,000	37,250
		69,750
Finance-Credit Card — 0.0%
American Express Co. FRS 4.90% due 03/15/2020(4)	15,000	14,250
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. FRS 5.20% due 03/15/2044	37,000	35,724
Insurance-Multi-line — 0.1%
Genworth Holdings, Inc. FRS 6.15% due 11/15/2066	42,000	11,340
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068	50,000	54,687

13

MetLife, Inc. 6.40% due 12/15/2066	45,000	49,163
		115,190
Insurance-Mutual — 0.0%
Liberty Mutual Group, Inc. FRS 7.00% due 03/07/2067*	10,000	9,300
Pipelines — 0.0%
TransCanada PipeLines, Ltd. FRS 6.35% due 05/15/2067	60,000	45,300
Total Preferred Securities/Capital Securities (cost $960,932)		937,180
ASSET BACKED SECURITIES — 1.7%
Diversified Financial Services — 1.7%
Alternative Loan Trust FRS Series 2006-OA7, Class 1A2 1.20% due 06/25/2046(5)	21,921	17,536
Alternative Loan Trust FRS Series 2005-27,Class 2A3 1.82% due 08/25/2035(5)	17,370	15,291
Banc of America Commercial Mtg. Trust VRS Series 2005-1, Class XW 0.00% due 11/10/2042*(6)(7)(14)	488,230	5
Banc of America Commercial Mtg. Trust VRS Series 2004-5, Class XC 0.43 due 11/10/2041*(6)(7)(14)	32,668	449
Capmark Mortgage Securities, Inc. VRS Series 1997-C1, Class X 1.57% due 07/15/2029(6)(7)	92,755	3,339
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class AS 3.86% due 07/10/2047(6)	22,000	22,378
Citigroup Commercial Mtg. Trust Series 2014-GC21,Class AS 4.03% due 05/10/2047(6)	44,000	45,248
Citigroup Commercial Mtg. Trust VRS Series 2013-GC17,Class C 5.10% due 11/10/2046(6)	57,000	58,653
Citigroup Commercial Mtg. Trust VRS Series 2066-C4, Class AJ 5.81% due 03/15/2049(6)	29,000	29,145
COMM Mortgage Trust VRS Series 2014-CR18, Class XA 1.29% due 07/15/2047(6)(7)	224,153	14,960
COMM Mortgage Trust Series LC6, Class AM 3.28% due 01/10/2046(6)	20,000	19,962
Commercial Mtg. Pass-Through Certs. VRS Series 2012-CR3, Class XA 2.11% due 10/15/2045(6)(7)	199,787	18,467
Commercial Mtg. Trust VRS Series 2006-C8, Class XS 0.52% due 12/10/2046*(6)(7)(14)	2,140,592	8,293
Commercial Mtg. Trust VRS Series 2013-CR13, Class XA 0.99% due 12/10/2023(6)(7)	432,322	20,984
Commercial Mtg. Trust VRS Series 2014-UBS6, Class XA 1.07% due 12/10/2047(6)(7)	445,462	27,817
Commercial Mtg. Trust VRS Series 2014-CR17, Class XA 1.19% due 05/10/2047(6)(7)	364,146	22,825
Commercial Mtg. Trust VRS Series 2014-UBS6, Class C 4.47% due 12/10/2047(6)	59,000	55,653
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2003-C3, Class AX 1.97% due 05/15/2038*(6)(7)(14)	21,731	0
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C1, Class AX 0.41% due 02/15/2040*(6)(7)(14)	553,192	1,582
Credit Suisse Mtg. Capital Certs. VRS Series 2006-C4, Class AX 0.59% due 09/15/2039*(6)(7)(14)	344,766	809
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C2, Class A2 5.45% due 01/15/2049(6)	333	332
DBUBS Mtg. Trust VRS Series 2011-LC3A, Class D 5.46% due 08/10/2044*(6)	100,000	103,861
GE Capital Commercial Mtg. Corp. VRS Series 2005-C3, Class XC 0.05% due 07/10/2045*(6)(7)(14)	262,053	3
GMAC Commercial Mtg. Securities, Inc. VRS Series 2005-C1, Class X1 0.53% due 05/10/2043*(6)(7)(14)	279,034	557
GS Mtg. Securities Corp. II VRS GSMS 2013-GC10 XA 1.62% due 02/10/2046(6)(7)	920,698	76,537
GS Mtg. Securities Corp. II Series 2013-GC10, Class AS 3.28% due 02/10/2046(6)	22,000	21,816
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2005-CB12, Class X1 0.38% due 09/12/2037*(6)(7)(14)	184,836	725
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2013-C13, Class D 4.05% due 01/15/2046*(6)	25,000	22,133
JP Morgan Chase Commercial Mtg. Securities Trust VRS JPMCC 2013-C13 C 4.05% due 01/15/2046(6)	62,000	60,120
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2013-C10, Class C 4.16% due 12/15/2047(6)	51,000	49,480

14

JP Morgan Chase Commercial Mtg. Securities Trust Series 2004-LN2, Class A2 5.12% due 07/15/2041(6)	1,739	1,739
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2012-C6, Class D 5.19% due 05/15/2045(6)	21,000	21,522
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2006-LDP8, Class AJ 5.48% due 05/15/2045(6)	105,000	106,776
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2003-CB6, Class E 5.86% due 07/12/2037*(6)(14)	140,000	143,224
JPMBB Commercial Mtg. Securities Trust VRS Series 2014-C25, Class C 4.45% due 11/15/2047(6)	62,000	59,948
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2007-LD12, Class A3 5.94% due 02/15/2051(6)	1,306	1,304
LB-UBS Commercial Mtg. Trust VRS Series 2005-C2, Class XCL 0.20% due 04/15/2040*(6)(7)(14)	47,124	3
LB-UBS Commercial Mtg. Trust VRS Series 2005-C7, Class XCL 0.31% due 11/15/2040*(6)(7)(14)	199,171	1,808
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class AM 6.09% due 04/15/2041(6)	69,000	71,399
Merrill Lynch Mtg. Trust VRS Series 2005-MCP1, Class XC 0.03% due 06/12/2043*(6)(7)(14)	82,873	1
Mezz Capital Commercial Mtg. Trust VRS Series 2006-C4, Class X 5.96% due 07/15/2045*(8)(14)	115,238	7,352
Mezz Capital Commercial Mtg. Trust VRS Series 2005-C3, Class X 6.73% due 05/15/2044*(6)(7)(8)(14)	8,751	112
ML-CFC Commercial Mortgage Trust VRS Series 2006-2, Class AM 5.89% due 06/12/2046(6)	26,000	26,267
ML-CFC Commercial Mtg. Trust VRS Series 2006-3, Class AM 5.46% due 07/12/2046(6)	33,000	33,541
ML-CFC Commercial Mtg. Trust VRS Series 2006-1, Class AJ 5.57% due 02/12/2039(6)	58,000	58,038
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C17, Class XA 1.27% due 08/15/2047(6)(7)	261,108	17,577
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2012-C6, Class XA 2.08% due 11/15/2045*(6)(7)	370,907	28,128
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24, Class D 3.26% due 05/15/2048*(6)	21,000	15,178
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2013-C11, Class C 4.41% due 08/15/2046(6)	64,000	63,628
Morgan Stanley Capital I Trust Series 2005-IQ9, Class B 4.86% due 07/15/2056(6)	130,000	131,336
Morgan Stanley Capital I Trust VRS Series 2011-C3, Class E 5.18% due 07/15/2049*	58,000	58,982
Morgan Stanley Capital I Trust Series 2007-HQ11, Class A31 5.44% due 02/12/2044(6)	8,116	8,108
Morgan Stanley Capital I Trust VRS Series 2007-T27, Class AJ 5.64% due 06/11/2042(6)	30,000	30,480
Morgan Stanley Re-REMIC Trust VRS Series 2010-C30A, Class A3B 5.25% due 12/17/2043*(6)	52,024	51,944
Nomura Resecuritization Trust FRS Series 2015-1R, Class 6A9 0.39% due 05/26/2047*(5)(8)(14)	100,000	60,000
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C18, Class XC 0.01 due 04/15/2042*(6)(7)(14)	199,385	15
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-AJ, Class C25 5.77% due 05/15/2043(6)	25,000	25,114
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2004-AR12, Class A2B 0.88% due 10/25/2044(5)	56,760	51,056
WF-RBS Commercial Mtg. Trust VRS Series 2013-C12, Class XA 1.44% due 03/15/2048*(6)(7)	266,280	17,817
WF-RBS Commercial Mtg. Trust VRS Series 2013-C11, Class XA 1.47% due 03/15/2045*(6)(7)	361,885	21,465
WF-RBS Commercial Mtg. Trust VRS Series 2012-C10, Class XA 1.75% due 12/15/2045*(6)(7)	403,284	33,153
WF-RBS Commercial Mtg. Trust VRS Series 2012-C9, Class XA 2.17% due 11/15/2045*(6)(7)	244,342	22,677
WF-RBS Commercial Mtg. Trust VRS Series 2013-UBS1, Class AS 4.31% due 03/15/2046(6)	24,000	25,453

15

WF-RBS Commercial Mtg. Trust VRS Series 2013-C18, Class AS CMBS 4.3 4.39% due 12/15/2046(6)	53,000	56,510
WF-RBS Commercial Mtg. Trust VRS Series 2012-C10, Class D 4.45% due 12/15/2045*	24,000	22,299
WF-RBS Commercial Mtg. Trust VRS Series 2014-C19, Class C 4.65% due 03/15/2047(6)	56,000	55,393
WF-RBS Commercial Mtg. Trust VRS Series 2012-C7, Class D 4.84% due 06/15/2045*(6)	55,000	56,066
WF-RBS Commercial Mtg. Trust VRS Series 2012-C7, Class C 4.84% due 06/15/2045(6)	55,000	56,836
WF-RBS Commercial Mtg. Trust VRS Series 2013-D, Class C16 4.98% due 09/15/2046*	49,000	46,689
WF-RBS Commercial Mtg. Trust VRS Series 2011-C4 5.26% due 06/15/2044*(6)	55,000	55,717
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class D 5.54% due 02/15/2044*(6)	42,000	44,117
Total Asset Backed Securities (cost $3,033,123)		2,307,732
CONVERTIBLE BONDS & NOTES — 0.0%
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Senior Sub. Notes 4.50% due 10/15/2018	4,000	1,972
Real Estate Investment Trusts — 0.0%
iStar, Inc. Senior Notes 3.00% due 11/15/2016	11,000	11,832
Semiconductor Equipment — 0.0%
Jazz US Holdings, Inc. Company Guar. Notes 8.00% due 12/31/2018	11,000	17,033
Total Convertible Bonds & Notes (cost $25,202)		30,837
U.S. CORPORATE BONDS & NOTES — 5.5%
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 5.38% due 01/15/2024	5,000	5,150
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/2022	14,000	14,700
Outfront Media Capital LLC Company Guar. Notes 5.63% due 02/15/2024	7,000	7,192
Outfront Media Capital LLC Company Guar. Notes 5.88% due 03/15/2025	10,000	10,150
		37,192
Aerospace/Defense-Equipment — 0.1%
KLX, Inc. Company Guar. Notes 5.88% due 12/01/2022*	25,000	23,750
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	15,000	15,150
TransDigm, Inc. Company Guar. Notes 5.50% due 10/15/2020	5,000	4,837
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	28,000	27,846
TransDigm, Inc. Company Guar. Notes 7.50% due 07/15/2021	3,000	3,105
United Technologies Corp. Senior Notes 5.70% due 04/15/2040	5,000	5,861
		80,549
Agricultural Chemicals — 0.0%
Mosaic Co. Senior Notes 3.75% due 11/15/2021	10,000	10,027
Airlines — 0.0%
Continental Airlines, Inc. Pass Though Trust Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/2019	5,979	6,117
Delta Air Lines 2009-1 Class A Pass Through Trust Pass Thru Certs. SERIES 2009-1, Class A 7.75% due 06/17/2021	2,360	2,649
UAL Pass-Through Trust Pass Through Certs. Series 2007-1, Class A 6.64% due 01/02/2024	9,267	9,870
		18,636
Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	30,000	30,225
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. Senior Notes 7.40% due 11/01/2046	70,000	85,560
Ford Motor Co. Senior Notes 9.98% due 02/15/2047	5,000	6,939

16

General Motors Co. Senior Notes 6.25% due 10/02/2043	15,000	15,848
General Motors Financial Co., Inc. Company Guar. Notes 3.00% due 09/25/2017	8,000	8,027
General Motors Financial Co., Inc. Company Guar. Notes 3.25% due 05/15/2018	20,000	20,100
General Motors Financial Co., Inc. Company Guar. Notes 4.30% due 07/13/2025	13,000	12,606
		149,080
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/2021	20,000	13,300
Auto/Truck Parts & Equipment-Original — 0.1%
American Axle & Manufacturing, Inc. Company Guar. Notes 7.75% due 11/15/2019	31,000	34,255
Dana Holding Corp. Senior Notes 6.00% due 09/15/2023	14,000	14,035
Delphi Corp. Company Guar. Notes 5.00% due 02/15/2023	5,000	5,290
Omega US Sub LLC Senior Notes 8.75% due 07/15/2023*	20,000	18,450
Tenneco, Inc. Company Guar. Notes 5.38% due 12/15/2024	15,000	15,225
TRW Automotive, Inc. Company Guar. Notes 4.50% due 03/01/2021*	3,000	3,007
		90,262
Banks-Commercial — 0.1%
CIT Group, Inc. Senior Notes 3.88% due 02/19/2019	6,000	5,970
CIT Group, Inc. Senior Notes 5.00% due 08/15/2022	17,000	17,457
CIT Group, Inc. Senior Notes 5.00% due 08/01/2023	6,000	6,090
CIT Group, Inc. Senior Notes 5.25% due 03/15/2018	14,000	14,455
CIT Group, Inc. Senior Notes 5.38% due 05/15/2020	14,000	14,665
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	17,000	17,765
CIT Group, Inc. Senior Notes 6.63% due 04/01/2018*	25,000	26,375
		102,777
Banks-Mortgage — 0.0%
Provident Funding Associates LP/PFG Finance Corp. Company Guar. Notes 6.75% due 06/15/2021*	17,000	16,448
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 4.25% due 05/01/2023	3,000	3,000
Constellation Brands, Inc. Company Guar. Notes 6.00% due 05/01/2022	6,000	6,600
Constellation Brands, Inc. Company Guar. Notes 7.25% due 09/01/2016	21,000	21,735
Diageo Investment Corp. Company Guar. Notes 8.00% due 09/15/2022	45,000	57,056
		88,391
Brewery — 0.0%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.20% due 01/15/2039	16,000	23,063
Broadcast Services/Program — 0.1%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 6.50% due 11/15/2022	28,000	27,300
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 7.63% due 03/15/2020	25,000	23,094
iHeartCommunications, Inc. Senior Sec. Notes 9.00% due 12/15/2019	21,000	15,330
Univision Communications, Inc. Senior Sec. Notes 5.13% due 02/15/2025*	5,000	4,750
Univision Communications, Inc. Company Guar. Notes 8.50% due 05/15/2021*	25,000	25,562
		96,036
Building & Construction Products-Misc. — 0.1%
Builders FirstSource, Inc. Company Guar. Notes 10.75% due 08/15/2023*	25,000	24,813
Building Materials Corp. of America Senior Notes 5.38% due 11/15/2024*	25,000	24,937
CPG Merger Sub LLC Company Guar. Notes 8.00% due 10/01/2021*	10,000	9,800

17

Louisiana-Pacific Corp. Company Guar. Notes 7.50% due 06/01/2020	17,000	17,638
Nortek, Inc. Company Guar. Notes 8.50% due 04/15/2021	15,000	15,564
Owens Corning, Inc. Company Guar. Notes 9.00% due 06/15/2019	13,000	15,067
USG Corp. Company Guar. Notes 5.50% due 03/01/2025*	15,000	15,225
USG Corp. Company Guar. Notes 5.88% due 11/01/2021*	3,000	3,120
		126,164
Building & Construction-Misc. — 0.0%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	11,000	10,340
Building Products-Cement — 0.0%
Vulcan Materials Co. Senior Notes 4.50% due 04/01/2025	5,000	4,950
Building Products-Wood — 0.0%
Boise Cascade Co. Company Guar. Notes 6.38% due 11/01/2020	12,000	12,360
Building-Heavy Construction — 0.1%
MasTec, Inc. Company Guar. Notes 4.88% due 03/15/2023	15,000	12,975
SBA Tower Trust Mtg. Notes 5.10% due 04/15/2042*	55,000	55,681
		68,656
Building-Residential/Commercial — 0.1%
CalAtlantic Group, Inc. Company Guar. Notes 5.88% due 11/15/2024	5,000	5,225
CalAtlantic Group, Inc. Company Guar. Notes 6.25% due 12/15/2021	19,000	20,282
DR Horton, Inc. Company Guar. Notes 5.75% due 08/15/2023	25,000	26,650
Lennar Corp. Company Guar. Notes 4.50% due 06/15/2019	7,000	7,118
Lennar Corp. Company Guar. Notes 4.75% due 11/15/2022	19,000	18,839
PulteGroup, Inc. Company Guar. Bonds 7.88% due 06/15/2032	20,000	22,650
Taylor Morrison Communities, Inc./Monarch Communities, Inc. Company Guar. Notes 5.25% due 04/15/2021*	6,000	6,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc. Company Guar. Notes 5.63% due 03/01/2024*	11,000	10,560
Taylor Morrison Communities, Inc./Monarch Communities, Inc. Company Guar. Notes 5.88% due 04/15/2023*(14)	5,000	4,938
TRI Pointe Holdings, Inc. Company Guar. Notes 5.88% due 06/15/2024	25,000	24,312
		146,574
Cable/Satellite TV — 0.2%
Cablevision Systems Corp. Senior Notes 7.75% due 04/15/2018	14,000	14,560
Cablevision Systems Corp. Senior Notes 8.00% due 04/15/2020	6,000	5,850
Cablevision Systems Corp. Senior Notes 8.63% due 09/15/2017	42,000	44,205
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.13% due 02/15/2023	6,000	6,008
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	11,000	11,110
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	12,000	12,480
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	14,000	14,752
CCO Safari II LLC Senior Sec. Notes 4.91% due 07/23/2025*(14)	12,000	11,988
CCO Safari II LLC Senior Sec. Notes 6.48% due 10/23/2045*(14)	23,000	23,038
CCOH Safari LLC Senior Notes 5.75% due 02/15/2026*(14)	5,000	5,013
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	5,000	4,500

18

Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*(14)	10,000	9,000
Comcast Corp. Company Guar. Notes 6.50% due 11/15/2035	10,000	12,533
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	6,000	5,265
CSC Holdings LLC Senior Notes 6.75% due 11/15/2021	9,000	8,843
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	15,000	13,350
WideOpenWest Finance LLC/WideOpenWest Capital Corp. Company Guar. Notes 10.25% due 07/15/2019	30,000	28,327
		230,822
Casino Hotels — 0.1%
Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023	10,000	10,275
MGM Resorts International Company Guar. Notes 5.25% due 03/31/2020	15,000	14,850
MGM Resorts International Company Guar. Notes 6.63% due 12/15/2021	15,000	15,356
MGM Resorts International Company Guar. Notes 6.75% due 10/01/2020	20,000	20,550
MGM Resorts International Company Guar. Notes 8.63% due 02/01/2019	15,000	16,617
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Senior Sec. Notes 6.38% due 06/01/2021*	8,000	7,440
		85,088
Casino Services — 0.0%
CCM Merger, Inc. Company Guar. Notes 9.13% due 05/01/2019*	14,000	14,612
Eldorado Resorts, Inc. Senior Notes 7.00% due 08/01/2023*	15,000	14,700
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. Senior Sec. Notes 9.50% due 06/15/2019*	12,000	12,420
Scientific Games Corp. Company Guar. Notes 8.13% due 09/15/2018	5,000	3,650
		45,382
Cellular Telecom — 0.2%
Crown Castle Towers LLC Senior Sec. Bonds 4.88% due 08/15/2040*	45,000	48,106
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020	6,000	4,635
Sprint Communications, Inc. Senior Notes 8.38% due 08/15/2017	25,000	24,600
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*	27,000	28,417
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	16,000	12,075
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	43,000	32,293
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/2019	15,000	6,787
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	5,000	5,063
T-Mobile USA, Inc. Company Guar. Notes 6.13% due 01/15/2022	3,000	3,083
T-Mobile USA, Inc. Company Guar. Notes 6.25% due 04/01/2021	17,000	17,510
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	10,000	10,100
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	6,000	6,179
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	6,000	6,225
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/01/2023	20,000	20,400
T-Mobile USA, Inc. Company Guar. Notes 6.84% due 04/28/2023	3,000	3,105
		228,578
Chemicals-Diversified — 0.1%
Blue Cube Spinco, Inc. Company Guar. Notes 9.75% due 10/15/2023*	15,000	16,181
Celanese US Holdings LLC Company Guar. Notes 5.88% due 06/15/2021	24,000	25,320

19

Eastman Chemical Co. Senior Notes 3.80% due 03/15/2025	15,000	14,527
Momentive Performance Materials, Inc. Escrow Notes 8.88% due 10/15/2020†(2)(14)	15,000	0
		56,028
Chemicals-Plastics — 0.0%
A. Schulman, Inc. Company Guar. Notes 6.88% due 06/01/2023*	30,000	28,725
Chemicals-Specialty — 0.1%
Chemours Co. Senior Notes 6.63% due 05/15/2023*	10,000	7,000
Chemours Co. Senior Notes 7.00% due 05/15/2025*	5,000	3,412
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020	14,000	12,775
Huntsman International LLC Company Guar. Notes 5.13% due 11/15/2022*	5,000	4,500
PQ Corp. Sec. Notes 8.75% due 11/01/2018*	14,000	13,580
W.R. Grace & Co. Company Guar. Notes 5.13% due 10/01/2021*	10,000	10,100
W.R. Grace & Co. Company Guar. Notes 5.63% due 10/01/2024*	25,000	25,250
		76,617
Coal — 0.0%
CONSOL Energy, Inc. Company Guar. Notes 5.88% due 04/15/2022	6,000	3,720
Commercial Services — 0.0%
TMS International Corp. Company Guar. Notes 7.63% due 10/15/2021*	15,000	11,588
Computers — 0.0%
Apple, Inc. Senior Notes 4.38% due 05/13/2045	28,000	28,272
Consumer Products-Misc. — 0.0%
Prestige Brands, Inc. Company Guar. Notes 5.38% due 12/15/2021*	10,000	9,600
Spectrum Brands, Inc. Company Guar. Notes 5.75% due 07/15/2025*	10,000	10,250
Spectrum Brands, Inc. Company Guar. Notes 6.13% due 12/15/2024*	5,000	5,200
		25,050
Containers-Metal/Glass — 0.0%
Crown Americas LLC/Crown Americas Capital Corp. IV Company Guar. Notes 4.50% due 01/15/2023	5,000	4,888
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	10,000	10,750
		15,638
Containers-Paper/Plastic — 0.1%
Berry Plastics Corp. Sec. Notes 5.13% due 07/15/2023	15,000	14,587
Berry Plastics Corp. Sec. Notes 5.50% due 05/15/2022	6,000	5,977
Berry Plastics Corp. Sec. Notes 6.00% due 10/15/2022*	5,000	5,088
MeadWestvaco Corp. Company Guar. Notes 7.95% due 02/15/2031	1,000	1,234
MeadWestvaco Corp. Company Guar. Notes 8.20% due 01/15/2030	20,000	25,916
Pactiv LLC Senior Notes 7.95% due 12/15/2025	10,000	9,300
Sealed Air Corp. Company Guar. Notes 4.88% due 12/01/2022*	5,000	5,013
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	5,000	5,000
Sealed Air Corp. Company Guar. Notes 5.25% due 04/01/2023*	11,000	11,220
Sealed Air Corp. Senior Notes 5.50% due 09/15/2025*	5,000	5,100
Sealed Air Corp. Company Guar. Notes 6.50% due 12/01/2020*	12,000	13,230
Sealed Air Corp. Company Guar. Notes 6.88% due 07/15/2033*	10,000	10,225
		111,890
Cosmetics & Toiletries — 0.0%
Elizabeth Arden, Inc. Senior Notes 7.38% due 03/15/2021	26,000	16,640

20

Revlon Consumer Products Corp. Company Guar. Notes 5.75% due 02/15/2021	20,000	19,350
		35,990
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Company Guar. Notes 5.00% due 03/15/2022	14,000	14,551
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	10,000	10,050
First Data Corp. Sec. Notes 5.75% due 01/15/2024*(14)	15,000	14,775
First Data Corp. Company Guar. Notes 7.00% due 12/01/2023*(14)	20,000	20,000
		59,376
Diagnostic Equipment — 0.0%
Crimson Merger Sub, Inc. Senior Notes 6.63% due 05/15/2022*	17,000	11,645
Dialysis Centers — 0.0%
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.63% due 07/31/2019*	10,000	10,775
Disposable Medical Products — 0.0%
Sterigenics-Nordion Holdings LLC Senior Notes 6.50% due 05/15/2023*	10,000	9,550
Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc. Senior Notes 5.75% due 12/15/2023*(14)	10,000	10,075
American Tire Distributors, Inc Senior Sub. Notes 10.25% due 03/01/2022*	20,000	18,300
Beacon Roofing Supply, Inc. Company Guar. Notes 6.38% due 10/01/2023*	20,000	20,375
HD Supply, Inc. Senior Sec. Notes 5.25% due 12/15/2021*	10,000	10,200
HD Supply, Inc. Company Guar. Notes 7.50% due 07/15/2020	20,000	20,800
HD Supply, Inc. Company Guar. Notes 11.50% due 07/15/2020	6,000	6,645
Univar, Inc. Company Guar. Notes 6.75% due 07/15/2023*	10,000	9,125
		95,520
Diversified Banking Institutions — 0.0%
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	9,000	10,520
Diversified Financial Services — 0.0%
Community Choice Financial, Inc. Senior Sec. Notes 10.75% due 05/01/2019	11,000	2,888
DFC Finance Corp. Senior Sec. Notes 10.50% due 06/15/2020*	10,000	5,900
		8,788
Diversified Manufacturing Operations — 0.0%
Amsted Industries, Inc. Company Guar. Notes 5.00% due 03/15/2022*	15,000	15,000
Amsted Industries, Inc. Company Guar. Notes 5.38% due 09/15/2024*	15,000	14,700
Parker-Hannifin Corp. Senior Notes 6.25% due 05/15/2038	15,000	18,971
		48,671
E-Commerce/Services — 0.0%
Expedia, Inc. Company Guar. Notes 5.00% due 02/15/2026*	15,000	14,639
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/2020	15,000	16,367
Priceline Group, Inc. Senior Notes 3.65% due 03/15/2025	6,000	5,839
		36,845
Electric-Integrated — 0.3%
AES Corp. Senior Notes 4.88% due 05/15/2023	6,000	5,250
AES Corp. Senior Notes 5.50% due 04/15/2025	30,000	26,475
AES Corp. Senior Notes 7.38% due 07/01/2021	28,000	28,560
AES Corp. Senior Notes 8.00% due 06/01/2020	5,000	5,500
Appalachian Power Co. Senior Notes 5.80% due 10/01/2035	20,000	22,133
Beaver Valley II Funding Corp. Senior Sec. Notes 9.00% due 06/01/2017	2,000	2,120

21

Berkshire Hathaway Energy Co. Senior Notes 6.13% due 04/01/2036	25,000	29,154
Berkshire Hathaway Energy Co. Senior Notes 6.50% due 09/15/2037	5,000	6,085
Commonwealth Edison Co. 1st Mtg. Bonds 5.88% due 02/01/2033	25,000	29,787
Consolidated Edison Co. of New York, Inc. Senior Notes 4.20% due 03/15/2042	10,000	9,590
DPL, Inc. Senior Notes 6.50% due 10/15/2016	5,000	5,000
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. Sec. Notes 11.75% due 03/01/2022*(11)(12)	7,934	8,450
FirstEnergy Transmission LLC Senior Notes 5.45% due 07/15/2044*	35,000	35,246
Kansas Gas & Electric Co. Senior Sec. Notes 5.65% due 03/29/2021	7,596	7,643
Midamerican Funding LLC Senior Sec. Bonds 6.93% due 03/01/2029	10,000	12,761
Pacific Gas & Electric Co. Senior Notes 5.80% due 03/01/2037	20,000	23,254
Pacific Gas & Electric Co. Senior Notes 6.35% due 02/15/2038	10,000	12,162
PacifiCorp 1st Mtg. Bonds 6.25% due 10/15/2037	15,000	18,554
Potomac Edison Co. 1st Mtg. Bonds 5.80% due 10/15/2016*	20,000	20,502
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/2020*(11)(12)	11,000	3,658
Texas-New Mexico Power Co. 1st Mtg. Bonds 9.50% due 04/01/2019*	25,000	29,948
Westar Energy, Inc. 1st. Mtg. Notes 4.13% due 03/01/2042	5,000	4,908
		346,740
Electric-Transmission — 0.0%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/2018*	15,000	16,186
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.10% due 06/01/2022	20,000	20,784
		36,970
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 8.25% due 03/15/2018	5,000	5,506
Electronic Components-Semiconductors — 0.0%
Freescale Semiconductor, Inc. Senior Sec. Notes 6.00% due 01/15/2022*	6,000	6,285
Micron Technology, Inc. Senior Notes 5.25% due 08/01/2023*	15,000	13,463
Micron Technology, Inc. Company Guar. Notes 5.88% due 02/15/2022	15,000	14,587
		34,335
Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp. Company Guar. Notes 6.88% due 12/15/2020	30,000	32,550
Enterprise Software/Service — 0.0%
Infor US, Inc. Senior Sec. Notes 5.75% due 08/15/2020*	7,000	7,053
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022*	35,000	29,575
		36,628
Finance-Auto Loans — 0.1%
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	25,000	25,312
Ally Financial, Inc. Company Guar. Notes 6.25% due 12/01/2017	17,000	17,829
Ally Financial, Inc. Company Guar. Notes 7.50% due 09/15/2020	14,000	15,838
Ally Financial, Inc. Sub. Notes 8.00% due 12/31/2018	14,000	15,330
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/2020	14,000	15,960
Ally Financial, Inc. Company Guar. Notes 8.00% due 11/01/2031	31,000	35,805
Credit Acceptance Corp. Company Guar. Notes 6.13% due 02/15/2021	11,000	10,780
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023*	5,000	4,975
		141,829

22

Finance-Consumer Loans — 0.0%
Ocwen Financial Corp. Senior Notes 6.63% due 05/15/2019	10,000	8,800
OneMain Financial Holdings, Inc. Company Guar. Notes 6.75% due 12/15/2019*	15,000	15,206
OneMain Financial Holdings, Inc. Company Guar. Notes 7.25% due 12/15/2021*	10,000	10,025
TMX Finance LLC/TitleMax Finance Corp. Senior Sec. Notes 8.50% due 09/15/2018*	7,000	5,215
		39,246
Finance-Credit Card — 0.0%
Alliance Data Systems Corp. Company Guar. Notes 5.38% due 08/01/2022*	15,000	14,288
Finance-Investment Banker/Broker — 0.1%
Bear Stearns Cos. LLC Senior Notes 6.40% due 10/02/2017	30,000	32,308
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	40,000	44,124
E*TRADE Financial Corp. Senior Notes 4.63% due 09/15/2023	10,000	10,162
E*TRADE Financial Corp. Senior Notes 5.38% due 11/15/2022	10,000	10,475
		97,069
Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 3.75% due 02/01/2022	15,000	14,733
Finance-Mortgage Loan/Banker — 0.0%
PHH Corp. Senior Notes 7.38% due 09/01/2019	9,000	8,919
Walter Investment Management, Corp. Company Guar. Notes 7.88% due 12/15/2021	11,000	8,690
		17,609
Finance-Other Services — 0.1%
Cantor Fitzgerald LP Notes 6.50% due 06/17/2022*	30,000	31,214
Icahn Enterprises LP / Icahn Enterprises Finance Corp. Company Guar. Notes 5.88% due 02/01/2022	14,000	13,685
Icahn Enterprises LP / Icahn Enterprises Finance Corp. Company Guar. Notes 6.00% due 08/01/2020	31,000	31,261
		76,160
Food-Dairy Products — 0.0%
Dean Foods Co. Company Guar. Notes 6.50% due 03/15/2023*	10,000	10,400
WhiteWave Foods Co. Company Guar. Notes 5.38% due 10/01/2022	15,000	15,863
		26,263
Food-Meat Products — 0.0%
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 7.25% due 06/01/2021*	5,000	4,963
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 8.25% due 02/01/2020*	6,000	6,000
		10,963
Food-Misc./Diversified — 0.0%
Campbell Soup Co. Senior Notes 8.88% due 05/01/2021	15,000	18,964
Kraft Foods Group, Inc. Company Guar. Notes 6.50% due 02/09/2040	9,000	10,492
		29,456
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 5.38% due 01/15/2022	14,000	14,595
Service Corp. International Senior Notes 5.38% due 05/15/2024	24,000	24,720
		39,315
Gambling (Non-Hotel) — 0.1%
Isle of Capri Casinos, Inc. Company Guar. Notes 5.88% due 03/15/2021	11,000	11,220
Scientific Games International, Inc. Company Guar. Notes 6.25% due 09/01/2020	5,000	2,350
Scientific Games International, Inc. Senior Sec. Notes 7.00% due 01/01/2022*	15,000	14,325
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	35,000	24,850
		52,745
Gas-Transportation — 0.0%
Southern Star Central Corp. Senior Notes 5.13% due 07/15/2022*	15,000	12,375

23

Hospital Beds/Equipment — 0.0%
Kinetic Concepts, Inc./KCI USA, Inc. Sec. Notes 10.50% due 11/01/2018	22,000	21,450
Hotels/Motels — 0.0%
Hyatt Hotels Corp. Senior Notes 3.38% due 07/15/2023	10,000	9,495
Human Resources — 0.0%
Ceridian HCM Holding, Inc. Senior Notes 11.00% due 03/15/2021*	31,000	24,335
Independent Power Producers — 0.1%
Calpine Corp. Senior Notes 5.75% due 01/15/2025	30,000	26,475
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	3,000	3,075
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	3,000	3,097
Dynegy, Inc. Company Guar. Notes 6.75% due 11/01/2019	35,000	32,900
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	6,000	4,847
GenOn Energy, Inc. Senior Notes 9.88% due 10/15/2020	25,000	18,500
NRG Energy, Inc. Company Guar. Notes 7.88% due 05/15/2021	85,000	79,687
NRG Yield Operating LLC Company Guar. Notes 5.38% due 08/15/2024	5,000	4,144
		172,725
Insurance Brokers — 0.0%
HUB International, Ltd. Senior Notes 7.88% due 10/01/2021*	17,000	15,300
Wayne Merger Sub LLC Senior Notes 8.25% due 08/01/2023*	10,000	9,400
		24,700
Insurance-Life/Health — 0.1%
Aflac, Inc. Senior Notes 6.45% due 08/15/2040	16,000	19,627
Aflac, Inc. Senior Notes 6.90% due 12/17/2039	34,000	43,959
CNO Financial Group, Inc. Senior Notes 4.50% due 05/30/2020	5,000	5,100
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	15,000	15,263
OneAmerica Financial Partners, Inc. Senior Notes 7.00% due 10/15/2033*	20,000	21,444
Teachers Insurance & Annuity Assoc. of America Sub. Notes 6.85% due 12/16/2039*	15,000	18,546
		123,939
Insurance-Multi-line — 0.1%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	30,000	34,807
Hartford Financial Services Group, Inc. Senior Bonds 6.63% due 03/30/2040	25,000	30,897
Nationwide Mutual Insurance Co. Sub. Notes 8.25% due 12/01/2031*	15,000	19,473
		85,177
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	45,000	65,344
Insurance-Property/Casualty — 0.0%
Travelers Property Casualty Corp. Company Guar. Notes 7.75% due 04/15/2026	15,000	19,639
Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.30% due 05/15/2043	25,000	24,517
Investment Management/Advisor Services — 0.0%
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. Senior Notes 5.88% due 03/15/2022*	15,000	15,600
Machinery-Construction & Mining — 0.1%
BlueLine Rental Finance Corp Sec. Notes 7.00% due 02/01/2019*	31,000	27,900
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2022	20,000	20,000
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	10,000	9,800
Terex Corp. Company Guar. Notes 6.00% due 05/15/2021	25,000	23,000

24

Vander Intermediate Holding II Corp. Senior Notes 9.75% due 02/01/2019*(13)	15,000	9,750
		90,450
Machinery-General Industrial — 0.0%
Manitowoc Co., Inc. Company Guar. Notes 5.88% due 10/15/2022	20,000	20,650
Manitowoc Co., Inc. Company Guar. Notes 8.50% due 11/01/2020	15,000	15,525
Zebra Technologies Corp. Senior Notes 7.25% due 10/15/2022	10,000	10,450
		46,625
Medical Instruments — 0.0%
Medtronic, Inc. Company Guar. Notes 3.50% due 03/15/2025	12,000	12,098
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	13,000	13,141
		25,239
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc. Company Guar. Notes 4.75% due 01/30/2020	8,000	8,480
Medical Products — 0.0%
Halyard Health, Inc. Company Guar. Notes 6.25% due 10/15/2022	10,000	9,950
Medical-Biomedical/Gene — 0.0%
AMAG Pharmaceuticals, Inc. Company Guar. Notes 7.88% due 09/01/2023*	20,000	17,600
Medical-Drugs — 0.0%
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	4,000	3,948
Endo Finance LLC Company Guar. Notes 5.75% due 01/15/2022*	6,000	5,820
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 5.88% due 01/15/2023*	10,000	9,800
Valeant Pharmaceuticals International Company Guar. Notes 6.38% due 10/15/2020*	14,000	13,510
Valeant Pharmaceuticals International Company Guar. Notes 7.00% due 10/01/2020*	3,000	2,992
		36,070
Medical-HMO — 0.0%
Centene Corp. Senior Notes 4.75% due 05/15/2022	15,000	14,512
Molina Healthcare, Inc. Company Guar. Notes 5.38% due 11/15/2022*(14)	10,000	10,000
WellCare Health Plans, Inc. Senior Notes 5.75% due 11/15/2020	16,000	16,480
		40,992
Medical-Hospitals — 0.2%
Acadia Healthcare Co., Inc. Company Guar. Notes 5.13% due 07/01/2022	10,000	9,350
Acadia Healthcare Co., Inc. Company Guar. Notes 6.13% due 03/15/2021	20,000	20,300
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/15/2018	3,000	3,015
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	8,000	7,960
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	3,000	2,846
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	6,000	6,045
HCA, Inc. Senior Sec. Notes 5.00% due 03/15/2024	5,000	4,988
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	5,000	4,938
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	49,000	53,385
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	3,000	3,323
Tenet Healthcare Corp. FRS Senior Sec. Notes 4.01% due 06/15/2020*	15,000	14,625
Tenet Healthcare Corp. Senior Sec. Notes 4.38% due 10/01/2021	9,000	8,685
Tenet Healthcare Corp. Senior Sec. Notes 4.50% due 04/01/2021	6,000	5,850
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	14,000	14,735
Tenet Healthcare Corp. Senior Sec. Notes 6.25% due 11/01/2018	25,000	26,312
		186,357

25

Metal Processors & Fabrication — 0.0%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	10,000	6,656
Metal-Diversified — 0.1%
Glencore Funding LLC Company Guar. Notes 2.88% due 04/16/2020*(14)	20,000	15,600
Glencore Funding LLC Company Guar. Notes 4.00% due 04/16/2025*(14)	16,000	11,120
Glencore Funding LLC Company Guar. Notes 4.63% due 04/29/2024*	34,000	24,623
Joseph T Ryerson & Son, Inc. Senior Sec. Notes 9.00% due 10/15/2017	16,000	12,320
		63,663
Multimedia — 0.1%
21st Century Fox America, Inc. Company Guar. Notes 7.75% due 01/20/2024	20,000	24,750
21st Century Fox America, Inc. Company Guar. Notes 7.75% due 12/01/2045	10,000	13,033
21st Century Fox America, Inc. Company Guar. Notes 7.85% due 03/01/2039	9,000	11,638
Historic TW, Inc. Company Guar. Notes 9.15% due 02/01/2023	10,000	12,975
NBCUniversal Media LLC Company Guar. Notes 6.40% due 04/30/2040	20,000	24,922
Time Warner, Inc. Company Guar. Notes 7.70% due 05/01/2032	45,000	56,167
		143,485
Music — 0.0%
Gibson Brands, Inc. Senior Sec. Notes 8.88% due 08/01/2018*	7,000	4,060
Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Company Guar. Notes 5.70% due 05/15/2041	5,000	5,593
Oil & Gas Drilling — 0.0%
Pride International, Inc. Company Guar. Notes 7.88% due 08/15/2040	45,000	35,201
Oil Companies-Exploration & Production — 0.3%
Antero Resources Corp. Company Guar. Notes 5.13% due 12/01/2022	11,000	8,360
Antero Resources Corp. Company Guar. Notes 5.38% due 11/01/2021	11,000	8,800
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023*	10,000	7,800
California Resources Corp. Company Guar. Notes 5.00% due 01/15/2020	6,000	2,138
California Resources Corp. Company Guar. Notes 6.00% due 11/15/2024	7,000	2,135
California Resources Corp. Sec. Notes 8.00% due 12/15/2022*(14)	33,000	17,366
Chesapeake Energy Corp. Sec. Notes 8.00% due 12/15/2022*(14)	16,000	7,840
Concho Resources, Inc. Company Guar. Notes 5.50% due 10/01/2022	6,000	5,460
Concho Resources, Inc. Company Guar. Notes 5.50% due 04/01/2023	14,000	12,950
Concho Resources, Inc. Company Guar. Notes 6.50% due 01/15/2022	25,000	24,000
Denbury Resources, Inc. Company Guar. Notes 5.50% due 05/01/2022	9,000	2,988
Denbury Resources, Inc. Company Guar. Notes 6.38% due 08/15/2021	3,000	1,080
EOG Resources, Inc. Senior Notes 5.63% due 06/01/2019	15,000	16,460
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 6.38% due 06/15/2023	5,000	2,500
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	10,000	5,100
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 9.38% due 05/01/2020	33,000	21,037
EXCO Resources, Inc. Company Guar. Notes 7.50% due 09/15/2018	6,000	1,680
Gulfport Energy Corp. Company Guar. Notes 6.63% due 05/01/2023	10,000	8,350
Halcon Resources Corp. Sec. Notes 8.63% due 02/01/2020*	10,000	6,900
Halcon Resources Corp. Company Guar. Notes 8.88% due 05/15/2021	34,000	9,860

26

Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	5,000	4,150
Kerr-McGee Corp. Company Guar. Notes 7.88% due 09/15/2031	15,000	16,183
Laredo Petroleum, Inc. Company Guar. Notes 7.38% due 05/01/2022	5,000	4,600
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/2019	3,000	495
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.50% due 09/15/2021	10,000	1,350
Linn Energy LLC/Linn Energy Finance Corp. Sec. Notes 12.00% due 12/15/2020*(14)	8,000	4,000
Milagro Oil & Gas, Inc. Sec. Notes 10.50% due 05/15/2016(11)(12)	30,000	9,150
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	10,000	8,275
Newfield Exploration Co. Senior Notes 5.75% due 01/30/2022	25,000	22,125
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022	20,000	12,800
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023	10,000	6,200
Samson Investment Co. Company Guar. Notes 9.75% due 02/15/2020(11)(12)	39,000	78
SandRidge Energy, Inc. Sec. Notes 8.75% due 06/01/2020*(20)	15,000	4,556
Seventy Seven Energy, Inc. Senior Notes 6.50% due 07/15/2022	5,000	788
Seventy Seven Operating LLC Company Guar. Notes 6.63% due 11/15/2019	20,000	7,000
SM Energy Co. Senior Notes 6.50% due 11/15/2021	6,000	4,470
SM Energy Co. Senior Notes 6.50% due 01/01/2023	3,000	2,205
Unit Corp. Company Guar. Notes 6.63% due 05/15/2021	17,000	12,240
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	36,000	26,244
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	6,000	4,200
		323,913
Oil Refining & Marketing — 0.0%
Motiva Enterprises LLC Senior Notes 6.85% due 01/15/2040*	20,000	20,518
Oil-Field Services — 0.0%
Archrock Partners LP / Archrock Partners Finance Corp Company Guar. Notes 6.00% due 10/01/2022	26,000	21,190
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.75% due 02/01/2022	12,000	7,380
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.88% due 02/15/2023	7,000	4,410
Key Energy Services, Inc. Company Guar. Notes 6.75% due 03/01/2021	25,000	6,281
		39,261
Paper & Related Products — 0.1%
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	45,000	49,638
Georgia-Pacific LLC Senior Notes 7.75% due 11/15/2029	10,000	12,961
International Paper Co. Senior Notes 8.70% due 06/15/2038	5,000	6,431
Mercer International, Inc. Company Guar. Notes 7.75% due 12/01/2022	15,000	15,150
		84,180
Physicians Practice Management — 0.0%
MEDNAX, Inc. Company Guar. Notes 5.25% due 12/01/2023*(14)	5,000	5,025
Pipelines — 0.2%
DCP Midstream Operating LP Company Guar. Notes 2.70% due 04/01/2019	10,000	8,101
El Paso Natural Gas Co. LLC Company Guar. Notes 8.38% due 06/15/2032	30,000	28,924

27

Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	11,000	10,175
Energy Transfer Partners LP Senior Notes 5.20% due 02/01/2022	15,000	14,014
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	15,000	12,199
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 08/15/2042	20,000	15,990
EQT Midstream Partners LP Company Guar. Notes 4.00% due 08/01/2024	20,000	16,488
Hiland Partners LP/Hiland Partners Finance Corp. Company Guar. Notes 5.50% due 05/15/2022*	3,000	2,880
Hiland Partners LP/Hiland Partners Finance Corp. Company Guar. Notes 7.25% due 10/01/2020*	11,000	11,110
Kinder Morgan Energy Partners LP Company Guar. Notes 5.40% due 09/01/2044	4,000	3,023
Kinder Morgan, Inc. Company Guar. Notes 3.05% due 12/01/2019	10,000	9,255
Kinder Morgan, Inc. Company Guar. Notes 7.75% due 01/15/2032	24,000	22,774
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 4.50% due 11/01/2023	9,000	7,786
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.00% due 10/01/2022	5,000	4,429
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.50% due 04/15/2023	11,000	9,891
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.88% due 03/01/2022	14,000	13,196
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	5,000	3,550
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 11/15/2023*	10,000	7,100
Sabine Pass LNG LP Senior Sec. Notes 6.50% due 11/01/2020	6,000	5,820
Spectra Energy Capital LLC Company Guar. Notes 8.00% due 10/01/2019	15,000	17,060
Williams Cos., Inc. Senior Bonds 7.75% due 06/15/2031	10,000	7,082
Williams Cos., Inc. Senior Notes 7.88% due 09/01/2021	6,000	5,400
Williams Partners LP/ACMP Finance Corp. Senior Notes 4.88% due 05/15/2023	23,000	18,645
Williams Partners LP/ACMP Finance Corp. Senior Notes 6.13% due 07/15/2022	6,000	5,676
		260,568
Poultry — 0.0%
Pilgrim’s Pride Corp. Company Guar. Notes 5.75% due 03/15/2025*	10,000	9,725
Quarrying — 0.0%
Compass Minerals International, Inc. Company Guar. Notes 4.88% due 07/15/2024*	25,000	23,813
Racetracks — 0.0%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.38% due 11/01/2018	11,000	10,890
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.88% due 11/01/2020	17,000	16,660
Penn National Gaming, Inc. Senior Notes 5.88% due 11/01/2021	20,000	19,400
		46,950
Radio — 0.0%
Cumulus Media Holdings, Inc. Company Guar. Notes 7.75% due 05/01/2019	9,000	3,037
Entercom Radio LLC Company Guar. Notes 10.50% due 12/01/2019	15,000	15,525
Sirius XM Radio, Inc. Company Guar. Notes 5.88% due 10/01/2020*	14,000	14,665
Sirius XM Radio, Inc. Company Guar. Notes 6.00% due 07/15/2024*	11,000	11,495

28

Townsquare Media, Inc. Company Guar. Notes 6.50% due 04/01/2023*(14)	5,000	4,575
		49,297
Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 4.00% due 06/01/2025	20,000	19,659
Corrections Corp of America Company Guar. Notes 4.13% due 04/01/2020	8,000	7,920
Corrections Corp of America Company Guar. Notes 4.63% due 05/01/2023	19,000	18,335
Crown Castle International Corp. Senior Notes 4.88% due 04/15/2022	11,000	11,412
Crown Castle International Corp. Senior Notes 5.25% due 01/15/2023	25,000	26,281
DDR Corp. Senior Notes 7.88% due 09/01/2020	17,000	20,346
Duke Realty LP Company Guar. Notes 3.88% due 02/15/2021	10,000	10,196
EPR Properties Company Guar. Notes 5.25% due 07/15/2023	15,000	15,276
Healthcare Realty Trust , Inc. Senior Notes 3.88% due 05/01/2025	20,000	19,344
Hospitality Properties Trust Senior Notes 4.50% due 03/15/2025	10,000	9,601
Host Hotels & Resorts LP Senior Notes 5.25% due 03/15/2022	2,000	2,147
Host Hotels & Resorts LP Senior Notes 6.00% due 10/01/2021	3,000	3,320
Iron Mountain, Inc. Company Guar. Notes 6.00% due 10/01/2020*	5,000	5,275
Iron Mountain, Inc. Company Guar. Notes 6.00% due 08/15/2023	19,000	19,665
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 6.38% due 02/15/2022	25,000	25,500
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 6.88% due 05/01/2021	10,000	10,375
Omega Healthcare Investors, Inc. Company Guar. Notes 4.50% due 04/01/2027	10,000	9,416
Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024	15,000	15,149
Realty Income Corp. Senior Notes 4.65% due 08/01/2023	5,000	5,205
SL Green Realty Corp./SL Green Operating Partnership Company Guar. Notes 5.00% due 08/15/2018	20,000	20,986
Vereit Operating Partnership LP Company Guar. Notes 4.60% due 02/06/2024	25,000	23,687
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	20,000	23,800
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	35,000	34,902
		357,797
Real Estate Management/Services — 0.0%
CBRE Services, Inc. Company Guar. Notes 4.88% due 03/01/2026	17,000	16,934
CBRE Services, Inc. Company Guar. Notes 5.00% due 03/15/2023	11,000	11,056
CBRE Services, Inc. Company Guar. Notes 5.25% due 03/15/2025	13,000	13,168
		41,158
Real Estate Operations & Development — 0.0%
Howard Hughes Corp. Senior Notes 6.88% due 10/01/2021*	29,000	29,580
Rental Auto/Equipment — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.50% due 04/01/2023	14,000	14,035
ERAC USA Finance LLC Company Guar. Notes 3.85% due 11/15/2024*	15,000	15,006
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*(14)	39,000	41,856
United Rentals North America, Inc. Company Guar. Notes 6.13% due 06/15/2023	3,000	3,067
United Rentals North America, Inc. Company Guar. Notes 7.63% due 04/15/2022	11,000	11,756
		85,720

29

Research & Development — 0.0%
Jaguar Holding Co. II / Pharmaceutical Product Development LLC Company Guar. Notes 6.38% due 08/01/2023*	10,000	9,750
Resorts/Theme Parks — 0.0%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. Company Guar. Notes 5.25% due 03/15/2021	11,000	11,330
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. Company Guar. Notes 5.38% due 06/01/2024	3,000	3,030
Six Flags Entertainment Corp. Company Guar. Notes 5.25% due 01/15/2021*	25,000	25,312
		39,672
Retail-Apparel/Shoe — 0.1%
L Brands, Inc. Company Guar. Notes 5.63% due 02/15/2022	16,000	17,000
L Brands, Inc. Company Guar. Notes 6.63% due 04/01/2021	32,000	35,440
		52,440
Retail-Auto Parts — 0.0%
O’Reilly Automotive, Inc. Company Guar. Notes 3.85% due 06/15/2023	10,000	10,089
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	17,000	18,409
Penske Automotive Group, Inc. Company Guar. Notes 5.38% due 12/01/2024	10,000	10,100
Penske Automotive Group, Inc. Company Guar. Notes 5.75% due 10/01/2022	14,000	14,385
		42,894
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc. Senior Notes 5.17% due 08/01/2044	25,000	21,175
Retail-Discount — 0.0%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	10,000	9,523
Dollar Tree, Inc. Company Guar. Notes 5.25% due 03/01/2020*	5,000	5,163
Dollar Tree, Inc. Company Guar. Notes 5.75% due 03/01/2023*	5,000	5,175
		19,861
Retail-Drug Store — 0.1%
CVS Health Corp. Senior Notes 4.75% due 12/01/2022*	2,000	2,143
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/2032*	69,253	81,644
Rite Aid Corp. Company Guar. Notes 6.13% due 04/01/2023*	15,000	15,525
		99,312
Retail-Fabric Store — 0.0%
Jo-Ann Stores Holdings, Inc. Senior Notes 9.75% due 10/15/2019*(13)	10,000	5,500
Jo-Ann Stores LLC Senior Notes 8.13% due 03/15/2019*	20,000	16,000
		21,500
Retail-Jewelry — 0.0%
Tiffany & Co. Senior Notes 4.90% due 10/01/2044	15,000	13,882
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	15,000	14,356
Retail-Major Department Stores — 0.0%
Neiman Marcus Group, Ltd. LLC Company Guar. Notes 8.00% due 10/15/2021*	10,000	7,400
Neiman Marcus Group, Ltd. LLC Company Guar. Notes 8.75% due 10/15/2021*(13)	10,000	6,200
		13,600
Retail-Regional Department Stores — 0.1%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	11,000	3,630
Bon-Ton Department Stores, Inc. Sec. Notes 10.63% due 07/15/2017	21,000	14,700
JC Penney Corp, Inc. Company Guar. Notes 8.13% due 10/01/2019	5,000	4,525
JC Penney Corp., Inc. Company Guar. Notes 5.65% due 06/01/2020	30,000	24,000
Macy’s Retail Holdings, Inc. Company Guar. Notes 5.13% due 01/15/2042	5,000	4,298

30

Macy’s Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/2024	6,000	6,759
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/2029	11,000	12,396
Macy’s Retail Holdings, Inc. Company Guar. Notes 7.00% due 02/15/2028	4,000	4,639
Neiman-Marcus Group LLC Senior Sec. Notes 7.13% due 06/01/2028	30,000	28,650
		103,597
Retail-Restaurants — 0.1%
CEC Entertainment, Inc. Company Guar. Notes 8.00% due 02/15/2022	15,000	14,175
Landry’s Holdings II, Inc. Senior Notes 10.25% due 01/01/2018*	3,000	2,993
Landry’s, Inc. Company Guar. Notes 9.38% due 05/01/2020*	30,000	31,575
McDonald’s Corp. Senior Notes 5.70% due 02/01/2039	18,000	19,575
McDonald’s Corp. Senior Notes 6.30% due 10/15/2037	22,000	25,807
		94,125
Rubber/Plastic Products — 0.0%
Gates Global LLC/Gates Global Co. Company Guar. Notes 6.00% due 07/15/2022*	25,000	18,000
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 5.00% due 12/15/2021*	5,000	5,094
Special Purpose Entity — 0.0%
ROC Finance LLC/ROC Finance 1 Corp. Sec. Notes 12.13% due 09/01/2018*	25,000	26,125
Steel-Producers — 0.0%
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	15,000	13,687
Steel Dynamics, Inc. Company Guar. Notes 6.13% due 08/15/2019	3,000	3,023
Steel Dynamics, Inc. Company Guar. Notes 6.38% due 08/15/2022	23,000	22,080
		38,790
Telecom Services — 0.0%
Level 3 Communications, Inc. Senior Notes 5.75% due 12/01/2022	5,000	5,113
SBA Telecommunications, Inc. Company Guar. Notes 5.75% due 07/15/2020	3,000	3,120
West Corp. Company Guar. Notes 5.38% due 07/15/2022*	25,000	21,562
		29,795
Telecommunication Equipment — 0.1%
Avaya, Inc. Senior Sec. Notes 7.00% due 04/01/2019*	31,000	22,940
Avaya, Inc. Sec. Notes 10.50% due 03/01/2021*	16,000	5,440
CommScope Technologies Finance LLC Senior Notes 6.00% due 06/15/2025*	10,000	9,625
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*	15,000	14,925
		52,930
Telephone-Integrated — 0.2%
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	5,000	4,805
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	5,000	4,578
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2020	3,000	2,966
CenturyLink, Inc. Senior Notes 6.75% due 12/01/2023	14,000	13,125
Frontier Communications Corp. Senior Notes 7.63% due 04/15/2024	3,000	2,520
Frontier Communications Corp. Senior Notes 8.88% due 09/15/2020*	5,000	5,063
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022*	20,000	19,925
Frontier Communications Corp. Senior Notes 11.00% due 09/15/2025*	10,000	9,900
Level 3 Financing, Inc. Company Guar. Notes 5.38% due 08/15/2022	10,000	10,150
Level 3 Financing, Inc. Company Guar. Notes 5.38% due 01/15/2024*(14)	10,000	10,050

31

Level 3 Financing, Inc. Company Guar. Notes 6.13% due 01/15/2021	7,000	7,245
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	84,000	58,590
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	5,000	4,613
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	71,000	63,495
Verizon Communications, Inc. Senior Notes 5.05% due 03/15/2034	10,000	9,963
Verizon New Jersey, Inc. Company Guar. Notes 8.00% due 06/01/2022	25,000	30,407
Windstream Corp. Company Guar. Notes 6.38% due 08/01/2023	26,000	18,720
Windstream Corp. Company Guar. Notes 7.75% due 10/01/2021	14,000	11,016
		287,131
Television — 0.1%
CBS Corp. Company Guar. Notes 4.60% due 01/15/2045	20,000	17,158
CBS Corp. Company Guar. Notes 7.88% due 07/30/2030	24,000	30,593
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020	17,000	17,467
LIN Television Corp. Company Guar. Notes 5.88% due 11/15/2022	10,000	9,950
Sinclair Television Group, Inc. Company Guar. Notes 5.38% due 04/01/2021	6,000	6,015
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	10,000	9,725
Sinclair Television Group, Inc. Company Guar. Notes 6.38% due 11/01/2021	6,000	6,180
TEGNA, Inc. Company Guar. Notes 4.88% due 09/15/2021*	10,000	10,025
TEGNA, Inc. Company Guar. Notes 5.13% due 10/15/2019	6,000	6,210
TEGNA, Inc. Company Guar. Notes 5.13% due 07/15/2020	6,000	6,225
Tribune Media Co. Company Guar. Notes 5.88% due 07/15/2022*	10,000	10,000
		129,548
Textile-Products — 0.0%
INVISTA Finance LLC Senior Sec. Notes 4.25% due 10/15/2019*	11,000	10,670
Theaters — 0.1%
AMC Entertainment, Inc. Company Guar. Notes 5.75% due 06/15/2025	10,000	10,050
AMC Entertainment, Inc. Company Guar. Notes 5.88% due 02/15/2022	11,000	11,165
Cinemark USA, Inc. Company Guar. Notes 4.88% due 06/01/2023	3,000	2,925
Cinemark USA, Inc. Company Guar. Notes 5.13% due 12/15/2022	5,000	4,963
Cinemark USA, Inc. Company Guar. Notes 7.38% due 06/15/2021	5,000	5,262
Regal Entertainment Group Senior Notes 5.75% due 03/15/2022	18,000	18,000
Regal Entertainment Group Senior Notes 5.75% due 06/15/2023	6,000	5,970
		58,335
Transactional Software — 0.0%
ACI Worldwide, Inc. Company Guar. Notes 6.38% due 08/15/2020*	15,000	15,450
Transport-Air Freight — 0.0%
Air Medical Merger Sub Corp. Senior Notes 6.38% due 05/15/2023*	35,000	31,150
Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 5.40% due 06/01/2041	15,000	16,308
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/2040	15,000	16,791
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	20,000	20,928
Watco Cos. LLC/Watco Finance Corp. Company Guar. Notes 6.38% due 04/01/2023*	34,000	33,490
		87,517
Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	10,000	9,950

32

Wire & Cable Products — 0.0%
Belden, Inc. Company Guar. Notes 5.25% due 07/15/2024*	5,000		4,600
Belden, Inc. Company Guar. Notes 5.50% due 09/01/2022*	15,000		14,438
			19,038
Total U.S. Corporate Bonds & Notes (cost $7,940,080)			7,525,511
FOREIGN CORPORATE BONDS & NOTES — 0.7%
Banks-Commercial — 0.1%
Barclays Bank PLC Sub. Notes 10.18% due 06/12/2021*	80,000		103,632
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/2019*	10,000		10,918
			114,550
Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 5.63% due 03/15/2023*	10,000		10,325
Building Products-Wood — 0.0%
Norbord, Inc. Senior Sec. Notes 6.25% due 04/15/2023*	25,000		24,688
Building-Residential/Commercial — 0.1%
Brookfield Residential Properties, Inc. Company Guar. Notes 6.50% due 12/15/2020*	27,000		26,021
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. Company Guar. Notes 6.13% due 07/01/2022*	11,000		10,175
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	25,000		23,750
			59,946
Cable/Satellite TV — 0.0%
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 9.46% due 11/15/2022	10,000		13,806
Containers-Metal/Glass — 0.0%
Novelis, Inc. Company Guar. Notes 8.75% due 12/15/2020	35,000		32,112
Diversified Banking Institutions — 0.1%
Royal Bank of Scotland PLC FRS Sub. Notes 9.50% due 03/16/2022	40,000		43,229
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 4.75% due 04/15/2019*(14)	5,000		4,113
Bombardier, Inc. Senior Notes 7.75% due 03/15/2020*	10,000		8,075
			12,188
Diversified Minerals — 0.0%
Glencore Finance Canada, Ltd. Company Guar. Notes 6.00% due 11/15/2041*	5,000		3,625
Diversified Operations — 0.0%
DH Services Luxembourg Sarl Company Guar. Notes 7.75% due 12/15/2020*	7,000		7,035
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.50% due 10/01/2021*	10,000		10,250
			17,285
Electric Products-Misc. — 0.1%
Legrand France SA Senior Notes 8.50% due 02/15/2025	51,000		67,750
Electric-Generation — 0.0%
Electricite de France SA Senior Notes 6.95% due 01/26/2039*	35,000		42,994
Electric-Integrated — 0.0%
Iberdrola International BV Company Guar. Notes 6.75% due 07/15/2036	10,000		12,255
Gambling (Non-Hotel) — 0.0%
Great Canadian Gaming Corp. Company Guar. Notes 6.63% due 07/25/2022*	CAD	24,000	17,041
Gold Mining — 0.0%
Eldorado Gold Corp. Company Guar. Notes 6.13% due 12/15/2020*	1,000		875
New Gold, Inc. Company Guar. Notes 6.25% due 11/15/2022*	10,000		7,950
New Gold, Inc. Company Guar. Notes 7.00% due 04/15/2020*	15,000		13,500
			22,325
Hazardous Waste Disposal — 0.0%
Tervita Corp. Company Guar. Notes 10.88% due 02/15/2018*	3,000		690
Machinery-General Industrial — 0.0%
ATS Automation Tooling Systems, Inc. Senior Notes 6.50% due 06/15/2023*	5,000		5,063

33

Medical Products — 0.0%
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.50% due 04/15/2025*	10,000	9,200
Medical-Biomedical/Gene — 0.0%
Concordia Healthcare Corp. Company Guar. Notes 7.00% due 04/15/2023*	15,000	13,013
Medical-Drugs — 0.1%
DPx Holdings BV Senior Notes 7.50% due 02/01/2022*	25,000	24,375
JLL/Delta Dutch Pledgeco BV Senior Notes 8.75% due 05/01/2020*(13)	10,000	9,650
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.38% due 03/15/2020*	15,000	14,100
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.50% due 03/01/2023*	5,000	4,400
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	10,000	8,925
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.13% due 04/15/2025*	10,000	8,925
		70,375
Medical-Generic Drugs — 0.0%
Actavis Funding SCS Company Guar. Notes 4.75% due 03/15/2045	3,000	2,925
Metal-Copper — 0.0%
First Quantum Minerals, Ltd. Company Guar. Notes 7.00% due 02/15/2021*	35,000	21,963
Metal-Diversified — 0.0%
HudBay Minerals, Inc. Company Guar. Notes 9.50% due 10/01/2020	35,000	25,638
Multimedia — 0.0%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	11,000	11,083
Oil & Gas Drilling — 0.0%
Noble Holding International, Ltd. Company Guar. Notes 6.05% due 03/01/2041	25,000	14,948
Oil Companies-Exploration & Production — 0.0%
Baytex Energy Corp. Company Guar. Notes 5.63% due 06/01/2024*	6,000	4,020
Lightstream Resources, Ltd. Senior Notes 8.63% due 02/01/2020*	13,000	2,925
Lone Pine Resources Canada, Ltd. Escrow Notes 10.38% due 02/15/2017†(2)(14)	10,000	0
Seven Generations Energy, Ltd. Senior Notes 6.75% due 05/01/2023*	10,000	8,400
Seven Generations Energy, Ltd. Senior Notes 8.25% due 05/15/2020*	14,000	12,600
		27,945
Oil Companies-Integrated — 0.1%
Petrobras Global Finance BV Company Guar. Notes 3.88% due 01/27/2016	20,000	19,920
Petrobras Global Finance BV Company Guar. Notes 5.38% due 01/27/2021	50,000	37,250
Petrobras Global Finance BV Company Guar. Notes 6.75% due 01/27/2041	15,000	9,600
Statoil ASA Company Guar. Notes 5.10% due 08/17/2040	30,000	31,659
		98,429
Paper & Related Products — 0.0%
Smurfit Kappa Treasury Funding, Ltd. Company Guar. Notes 7.50% due 11/20/2025	10,000	11,525
Retail-Restaurants — 0.0%
1011778 B.C. ULC/New Red Finance, Inc. Senior Sec. Notes 4.63% due 01/15/2022*	5,000	5,012
1011778 B.C. ULC/New Red Finance, Inc. Sec .Notes 6.00% due 04/01/2022*	30,000	30,900
		35,912
Satellite Telecom — 0.0%
Intelsat Jackson Holdings SA Company Guar. Notes 6.63% due 12/15/2022	11,000	7,012
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021	17,000	14,790
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021	1,000	468
Intelsat Luxembourg SA Company Guar. Notes 8.13% due 06/01/2023	8,000	3,620

34

SES SA Company Guar. Notes 5.30% due 04/04/2043*	5,000	4,806
		30,696
Security Services — 0.0%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*(14)	7,000	6,020
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	10,000	7,275
ArcelorMittal Senior Notes 8.00% due 10/15/2039	6,000	4,095
ArcelorMittal Senior Notes 10.85% due 06/01/2019	23,000	21,562
		32,932
Telephone-Integrated — 0.1%
Koninklijke KPN NV Senior Notes 8.38% due 10/01/2030	5,000	6,551
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/2021	35,000	39,117
		45,668
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	25,000	25,000
Total Foreign Corporate Bonds & Notes (cost $1,069,175)		983,144
LOANS(9)(10)(15) — 0.1%
Building & Construction Products-Misc. — 0.0%
CPG International, Inc. FRS BTL 4.75% due 09/30/2020	14,860	13,895
Casino Hotels — 0.1%
Caesars Entertainment Operating Co., Inc. FRS BTL-B6 7.00% due 03/01/2017(11)(12)	66,093	57,721
Caesars Entertainment Operating Co., Inc. FRS BTL 11.75% due 03/01/2017(11)(12)	4,975	4,117
		61,838
Electric-Integrated — 0.0%
TXU Energy FRS BTL 4.91% due 10/10/2017(3)(11)(12)(14)	71,120	21,580
Miscellaneous Manufacturing — 0.0%
Gates Global LLC FRS BTL-B 4.25% due 07/03/2021	9,912	9,276
Telecommunication Equipment — 0.0%
Avaya Inc. FRS BTL 6.25% due 04/30/2020	14,867	10,308
Total Loans (cost $177,241)		116,897
MUNICIPAL BONDS & NOTES — 0.1%
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	25,000	34,441
Ohio State University Revenue Bonds Series C 4.91% due 06/01/2040	15,000	16,840
State of California General Obligation Bonds 7.50% due 04/01/2034	30,000	41,861
Total Municipal Bonds & Notes (cost $70,194)		93,142
U.S. GOVERNMENT AGENCIES — 1.9%
Federal Home Loan Mtg. Corp. — 0.1%
5.50% due 04/01/2020	11,276	11,542
5.50% due 06/01/2035	6,336	7,053
7.50% due 10/01/2029	6,822	8,056
Federal Home Loan Mtg. Corp., REMIC
Series 2990, Class LB
16.10% due 06/15/2034 FRS(5)(16)	22,241	29,119
Series 3065, Class DC
18.87% due 03/15/2035 FRS(5)(16)	35,627	48,725
Series 3072, Class SM
22.58% due 11/15/2035 FRS(5)(16)	21,600	31,704
Federal Home Loan Mtg. Corp., Structured Pass Through
Series T-56, Class 2IO
0.00 due 05/25/2043 VRS(6)(7)(8)	100,628	0
Series T-56, Class AIO
0.52% due 05/25/2043 VRS(5)(7)	170,020	3,924
		140,123
Federal National Mtg. Assoc. — 1.8%
3.50% due January TBA	1,000,000	1,030,817
4.00% due 05/01/2019	73,532	76,657
4.00% due 09/01/2020	8,735	9,107

35

4.00% due January TBA	1,000,000	1,058,172
4.50% due 04/01/2018	971	1,003
4.50% due 03/01/2020	4,619	4,808
4.50% due 04/01/2020	8,656	9,006
4.50% due 09/01/2020	5,994	6,200
4.50% due 11/01/2020	3,546	3,715
5.00% due 03/01/2021	2,351	2,435
5.50% due 03/01/2018	2,117	2,183
6.00% due 06/01/2036	2,834	3,227
6.50% due 01/01/2036	409	468
6.50% due 06/01/2036	19,665	22,474
6.50% due 07/01/2036	7,084	8,154
6.50% due 09/01/2036	23,864	27,405
6.50% due 11/01/2036	22,169	25,336
7.00% due 06/01/2033	6,211	7,280
7.00% due 04/01/2035	9,411	11,223
7.50% due 04/01/2024	8,256	9,167
Federal National Mtg. Assoc., REMIC
Series 2001-50, Class BI
0.40% due 10/25/2041 VRS(5)(7)	126,498	2,167
Series 2005-75, Class GS
18.99% due 08/25/2035 FRS(5)(16)	12,937	18,224
Series 2005-122, Class SE
21.62% due 11/25/2035 FRS(5)(16)	15,772	22,501
Series 2006-8, Class HP
23.02% due 03/25/2036 FRS(5)(16)	23,980	36,860
		2,398,589
Government National Mtg. Assoc. — 0.0%
6.50% due 08/20/2037	24,201	27,704
6.50% due 09/20/2037	6,107	6,992
		34,696
Total U.S. Government Agencies (cost $2,569,437)		2,573,408
U.S. GOVERNMENT TREASURIES — 2.0%
United States Treasury Bonds — 0.4%
2.75% due 08/15/2042	260,000	248,513
3.75% due 11/15/2043	230,000	264,913
		513,426
United States Treasury Notes — 1.6%
0.75% due 12/31/2017	350,000	347,635
0.75% due 03/31/2018	90,000	89,195
1.00% due 08/31/2016	170,000	170,345
1.13% due 12/31/2019	490,000	480,698
1.75% due 05/31/2016	500,000	502,597
2.00% due 11/30/2020	100,000	101,012
2.38% due 08/15/2024	320,000	323,338
2.75% due 11/15/2023	160,000	166,981
		2,181,801
Total U.S. Government Treasuries (cost $2,672,486)		2,695,227
EXCHANGE-TRADED FUNDS — 1.4%
SPDR S&P 500 ETF Trust, Series 1	8,100	1,651,509
SPDR S&P MidCap 400 ETF Trust (cost $1,785,134)	900	228,681
		1,880,190
EQUITY CERTIFICATES(14) — 0.7%
Aerospace/Defense-Equipment — 0.0%
UBS AG - Bharat Electronics, Ltd.†	2,769	57,388
Appliances — 0.1%
UBS AG - Qingdao Haier Co.,Ltd.†(8)	20,691	33,424
Applications Software— 0.1%
UBS AG - HCL Technologies, Ltd.†	5,734	74,115
Auto-Cars/Light Trucks — 0.1%
UBS AG - Tata Motors, Ltd.†	14,698	86,935
Auto-Heavy Duty Trucks — 0.0%
UBS AG - Zhengzhou Yutong Bus Co.†	17,319	59,983
Banks-Commercial — 0.0%
UBS AG - Yes Bank, Ltd.†	4,012	44,016
Beverages-Wine/Spirits — 0.1%
UBS AG - Kweichow Moutai Co., Ltd.†	1,200	40,289
UBS AG - Wuliangye Yibin Co., Ltd.†	15,640	65,705
		105,994
Broadcast Services/Program — 0.1%
UBS AG - Zee Entertainment Enterprise†	9,483	62,676
Building-Heavy Construction — 0.0%
UBS AG-IRB Infrastructure Developers, Ltd.†	11,371	41,879
Building Products-Air & Heating— 0.0%
UBS AG - Gree Electric Appliances†	17,215	59,251
Medical-Drugs — 0.1%
UBS AG - Aurobindo Pharma, Ltd.†	8,627	114,227
UBS AG - Cadila Healthcare, Ltd.†	6,949	34,406
		148,633
Oil Refining & Marketing — 0.0%
UBS AG - Bharat Petroleum Corp., Ltd.†	3,973	53,587
Real Estate Operations & Development — 0.0%
UBS AG - China Fortune Land Development Co., Ltd.†	8,900	42,077
Telecom Services — 0.1%
UBS AG - Bharti Infratel, Ltd.†	12,293	79,548
Textile-Products — 0.0%
UBS AG - Welspun India, Ltd.†	1,385	19,111
Total Equity Certificates (cost $975,672)		968,617
RIGHTS — 0.0%
Oil Companies-Integrated — 0.0%
Repsol SA† Expires 01/08/2016 (cost $2,382)	4,702	2,345
Total Long-Term Investment Securities (cost $126,186,749)		131,938,084

36

SHORT-TERM INVESTMENT SECURITIES — 0.4%
U.S. Government Treasuries — 0.4%
United States Treasury Bills
0.07% due 04/07/2016(17)	20,000	19,992
0.07% due 04/14/2016(17)	411,000	410,787
0.13% due 01/21/2016(17)	14,000	13,999
0.15% due 01/14/2016(17)	1,000	1,000
0.15% due 02/11/2016(17)	75,000	74,990
Total Short-Term Investment Securities (cost $520,902)		520,768
REPURCHASE AGREEMENTS — 4.0%
Agreement with Bank of America Securities LLC, bearing interest at 0.27%, dated 12/31/2015, to be repurchased 01/04/2016 in the amount $5,488,165 collateralized by $5,593,000 of United States Treasury Notes, bearing interest at 2.13% due 12/31/2022 and having an approximate value of $5,606,983 (cost $5,488,000)	5,488,000	5,488,000
TOTAL INVESTMENTS (cost $132,195,651)(18)	101.3%	137,946,852
Liabilities in excess of other assets	(1.3)	(1,719,794)
NET ASSETS	100.0%	$136,227,058

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2015, the aggregate value of these securities was $3,931,950 representing 2.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)

Security was valued using fair value procedures at December 31, 2015. The aggregate value of these securities was $21,512,551 representing 15.8% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2015, the Asset Allocation: Diversified Growth Portfolio held the following restricted securities:

Name	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value per Share	% of Net Assets

Common Stocks
Ezion Holdings, Ltd.	07/25/2014	16,760	$23,905
	10/17/2014	4,000	4,598
	02/23/2015	3,100	2,730
	09/28/2015	1,300	629
	10/09/2015	4,300	2,250
		29,460	34,112	$12,553	$0.43	0.01%
Metro Bank PLC	01/15/2014	736	15,667	22,595	30.70	0.02

Loans
TXU Energy FRS	01/14/2010	$25,308	24,568
BTL
4.91% due 10/10/2017	01/22/2010	44,884	43,449
	07/15/2014	928	928
		71,120	68,945	21,580	30.34	0.01
				$56,728		0.04%

(4)	Perpetual maturity - maturity date reflects the next call date.
(5)	Collateralized Mortgage Obligation
(6)	Commercial Mortgage Backed Security
(7)	Interest Only
(8)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(9)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. The rates shown are the current rates at December 31, 2015. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(10)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(11)	Security in default of interest.
(12)	Company has filed for Chapter 11 bankruptcy protection.
(13)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(14)	Illiquid security. At December 31, 2015, the aggregate value of these securities was $1,637,478 representing 1.2% of net assets.
(15)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(16)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at December 31, 2015.
(17)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(18)	See Note 4 for cost of investments on a tax basis.
(19)	Denominated in United States Dollars unless otherwise indicated.
(20)	Subsequent to December 31, 2015, security is in default of interest.

37

ADR	— American Depositary Receipt
BATS	— Better Alternative Trading System
BTL	— Bank Term Loan
CAD	— Canadian Dollar
CVA	— Certification Van Aandelen (Dutch Cert.)
CVR	— Contingent Value Rights
ETF	— Exchange-Traded Fund
Euronext	— Euro Stock Exchange, Amsterdam
GDR	— Global Depositary Receipt
REMIC	— Real Estate Mortgage Investment Conduit
RSP	— Risparmio Shares-Savings Shares on the Italian Stock Exchange
TBA

— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS	— Floating Rate Security
VRS	— Variable Rate Security
The rates shown for FRS and VRS are the current interest rates at December 31, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of December 31, 2015	Unrealized Appreciation (Depreciation)
29	Long	Euro Stoxx 50#	March 2016	$1,021,582	$1,018,860	$(2,722)
36	Short	Russell 2000 Mini Index	March 2016	4,093,560	4,073,400	20,160
13	Long	S&P 500 E-Mini Index	March 2016	1,310,503	1,323,010	12,507
29	Short	S&P 500 E-Mini Index	March 2016	2,948,907	2,951,330	(2,423)
6	Long	S&P MidCap 400 E-Mini Index	March 2016	838,929	836,100	(2,829)
10	Long	U.S. Treasury 2 YR Notes	March 2016	2,175,969	2,172,344	(3,625)
43	Short	U.S. Treasury 2 YR Notes	March 2016	9,356,906	9,341,078	15,828
8	Long	U.S. Treasury 5 YR Notes	March 2016	949,376	946,563	(2,813)
53	Short	U.S. Treasury 5 YR Notes	March 2016	6,289,610	6,270,977	18,633
66	Long	U.S. Treasury 10 YR Notes	March 2016	8,346,358	8,309,812	(36,546)
						$16,170

# Foreign equity futures contracts valued using fair value procedures at December 31, 2015. The aggregate depreciation of these futures contracts was $2,722 representing 0.0% of net assets. Foreign equity futures contracts are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity futures contracts.

Over the Counter Total Return Swap Contracts@
	Notional				Gross Unrealized
	Amount	Termination	Fixed Payments Received	Total Return Received or	Appreciation
Swap Counterparty	(000’s)	Date	(Paid) by Portfolio	Paid by Portfolio	(Depreciation)

Citibank N.A.	$6,910	12/16/16	(3 Month USD LIBOR-BBA minus 42 bps)	Citibank U.S. Equity Custom Basket	$47,985
Citibank N.A.	6,278	11/23/16	3 Month USD LIBOR-BBA plus 10 bps	Russell 1000 Index Total Return	(68,995)
Goldman Sachs International	46	12/15/20	(1 Month USD LIBOR-BBA minus 100 bps)	Goldman Sachs U.S. Equity Custom Basket	825
Goldman Sachs International	7	12/15/20	(1 Month USD LIBOR minus 100 bps)	Engro Corp, Ltd.	208
Goldman Sachs International	27	12/15/20	(1 Month USD LIBOR minus 100 bps)	Engro Corp, Ltd.	786
Net Unrealized Appreciation(Depreciation)					$(19,191)

BBA - British Banker’s Association

LIBOR - London Interbank Offered Rate

@  Fair valued swap contracts. Total return swap contracts are classified as Level 2 based on swaps valuation inputs. See Note 1.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	2,957,000	USD	3,150,122	03/16/2016	$—	$(69,161)
	MXN	2,258,700	USD	132,631	01/20/2016	1,717	—
						1,717	(69,161)
Barclays Bank PLC	USD	90,182	HKD	698,700	02/17/2016	4	—

Citibank N.A.	CAD	18,200	USD	13,751	01/20/2016	598	—
	DKK	1,299,400	USD	185,724	03/16/2016	—	(3,901)
						598	(3,901)
Credit Suisse AG	CNH	4,827,800	USD	740,539	02/17/2016	10,388	—
	USD	490,365	AUD	699,100	01/20/2016	18,698	—
	USD	521,642	JPY	62,757,400	02/17/2016	951	—
	USD	400,476	CHF	409,700	03/16/2016	9,808	—
	USD	635,440	EUR	596,400	03/16/2016	13,860	—
	USD	675,536	GBP	447,900	03/16/2016	—	(15,164)
						53,705	(15,164)
Deutsche Bank AG	USD	1,134,135	EUR	1,064,700	03/16/2016	25,002	—

JPMorgan Chase Bank	KRW	76,639,200	USD	64,414	02/17/2016	—	(725)
	MYR	139,500	USD	32,292	02/17/2016	—	(17)
	NOK	450,600	USD	52,047	03/16/2016	1,176	—
	USD	155,558	SGD	218,600	02/17/2016	—	(1,608)
	USD	666,934	EUR	626,100	03/16/2016	14,700	—
	USD	182,438	SEK	1,581,500	03/16/2016	5,293	—
						21,169	(2,350)
State Street Bank and Trust Co.	AUD	155,800	USD	109,275	01/20/2016	—	(4,173)
	USD	11,193	ILS	43,900	01/20/2016	91	—
						91	(4,173)
UBS AG	USD	274,702	AUD	392,700	01/20/2016	11,251	—
	USD	1,134,193	EUR	1,064,700	03/16/2016	24,945	—
						36,196	—
Net Unrealized Appreciation(Depreciation)						$138,482	$(94,749)

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

CNH - Chinese Yuan

DKK - Danish Krone

EUR - Euro Dollar

GBP - Pound Sterling

HKD - Hong Kong Dollar

ILS - New Israeli Sheqel

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets:
Investments at Value:*
Common Stocks:
Advertising Services	$—	$31,637	**	$0	$31,637
Banks-Commercial	1,376,740	1,043,176	**	22,595	2,442,511
Finance-Other Services	63,809	54,078		—	117,887
Oil Companies-Exploration & Production	1,452,360	75,952	**	854	1,529,166
Real Estate Operations & Development	24,253	474,617	**	87,107	585,977
Water Treatment Systems	—	—		63,696	63,696
Other Industries	87,050,736	19,887,169	**	—	106,937,905
Convertible Preferred Stock	23,880	—		—	23,880
Preferred Securities	91,195	—		—	91,195
Preferred Securities/Capital Securties	—	937,180		—	937,180
Asset Backed Securities	—	2,307,732		—	2,307,732
Convertible Bonds & Notes	—	30,837		—	30,837
U.S. Corporate Bonds & Notes:
Chemicals-Diversified	—	56,028		0	56,028
Other Industries	—	7,469,483		—	7,469,483
Foreign Corporate Bonds & Notes:
Oil Companies-Exploration & Production	—	27,945		0	27,945
Other Industries	—	955,199		—	955,199
Loans	—	116,897		—	116,897
Municipal Bonds & Notes	—	93,142		—	93,142
U.S. Government Agencies	—	2,573,408		—	2,573,408
U.S. Government Treasuries	—	2,695,227		—	2,695,227
Exchange-Traded Funds	1,880,190	—		—	1,880,190
Equity Certificates	—	968,617		—	968,617
Rights	2,345	—		—	2,345
Short-Term Investment Securities	—	520,768		—	520,768
Repurchase Agreements	—	5,488,000		—	5,488,000
Total Investment at Value	$91,965,508	$45,807,092		$174,252	$137,946,852

Other Financial Instruments:+
Futures Contracts	$67,128	$—		$—	$67,128
Over the Counter Total Return Swap Contracts	—	49,804		—	49,804
Forward Currency Contracts	—	138,482		—	138,482
Total Other Financial Instruments	$67,128	$188,286		$—	$255,414

Liabilities:
Other Financial Instruments:+
Futures Contracts	$48,236	$2,722		$—	$50,958
Over the Counter Total Return Swap Contracts	—	68,995		—	68,995
Forward Currency Contracts	—	94,749		—	94,749
Total Other Financial Instruments	$48,236	$166,466		$—	$214,702

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

** Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

38

SEASONS SERIES TRUST STOCK PORTFOLIO

Portfolio of Investments — December 31, 2015 — (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 96.9%
Aerospace/Defense — 1.6%
Boeing Co.	57,100	$8,256,089
Airlines — 2.3%
American Airlines Group, Inc.	204,600	8,664,810
United Continental Holdings, Inc.†	48,700	2,790,510
		11,455,320
Apparel Manufacturers — 1.0%
Hanesbrands, Inc.	162,300	4,776,489
Applications Software — 5.5%
Dropbox, Inc., Class A†(1)(2)(3)	38,413	498,359
Microsoft Corp.	302,100	16,760,508
NetSuite, Inc.†	26,000	2,200,120
Salesforce.com, Inc.†	66,500	5,213,600
ServiceNow, Inc.†	33,600	2,908,416
		27,581,003
Athletic Footwear — 1.1%
NIKE, Inc., Class B	88,600	5,537,500
Auto-Cars/Light Trucks — 1.4%
Ferrari NV†	25,660	1,231,680
Tesla Motors, Inc.†	24,350	5,844,243
		7,075,923
Auto/Truck Parts & Equipment-Original — 1.7%
BorgWarner, Inc.	76,400	3,302,772
Delphi Automotive PLC	22,200	1,903,206
Mobileye NV†	73,600	3,111,808
		8,317,786
Banks-Fiduciary — 0.6%
State Street Corp.	44,300	2,939,748
Building Products-Cement — 0.4%
Martin Marietta Materials, Inc.	15,800	2,157,964
Casino Hotels — 1.5%
Las Vegas Sands Corp.	44,400	1,946,496
MGM Resorts International†	251,380	5,711,354
		7,657,850
Cellular Telecom — 0.1%
T-Mobile US, Inc.†	12,500	489,000
Chemicals-Specialty — 0.6%
Ashland, Inc.	28,700	2,947,490
Commercial Services-Finance — 0.5%
PayPal Holdings, Inc.†	64,100	2,320,420
Computer Services — 0.1%
IHS, Inc., Class A†	5,100	603,993
Computer Software — 0.5%
Akamai Technologies, Inc.†	45,200	2,378,876
Computers — 2.0%
Apple, Inc.	97,200	10,231,272
Cruise Lines — 0.7%
Royal Caribbean Cruises, Ltd.	33,700	3,410,777
Data Processing/Management — 0.7%
Fiserv, Inc.†	38,400	3,512,064
Diagnostic Equipment — 2.8%
Danaher Corp.	152,000	14,117,760
Diversified Banking Institutions — 1.0%
Morgan Stanley	157,800	5,019,618
E-Commerce/Products — 8.0%
Alibaba Group Holding, Ltd. ADR†	52,000	4,226,040
Amazon.com, Inc.†	53,100	35,889,759
Flipkart Online Services Pvt., Ltd.†(1)(2)(3)	922	113,503
		40,229,302
E-Commerce/Services — 3.8%
Netflix, Inc.†	14,700	1,681,386
Priceline Group, Inc.†	13,700	17,466,815
		19,148,201
Finance-Credit Card — 5.5%
MasterCard, Inc., Class A	140,400	13,669,344
Visa, Inc., Class A	177,400	13,757,370
		27,426,714
Finance-Investment Banker/Broker — 0.5%
TD Ameritrade Holding Corp.	67,800	2,353,338
Finance-Other Services — 1.0%
Intercontinental Exchange, Inc.	19,100	4,894,566
Hotels/Motels — 1.1%
Hilton Worldwide Holdings, Inc.	93,700	2,005,180
Marriott International, Inc., Class A	48,500	3,251,440
		5,256,620
Internet Application Software — 1.2%
Tencent Holdings, Ltd.(4)	319,600	6,242,949
Internet Content-Entertainment — 2.9%
Facebook, Inc., Class A†	137,400	14,380,284
Internet Content-Information/News — 1.0%
LinkedIn Corp., Class A†	22,800	5,131,824
Internet Security — 0.9%
VeriSign, Inc.†	50,800	4,437,888
Investment Management/Advisor Services — 0.2%
BlackRock, Inc.	3,600	1,225,872
Machinery-General Industrial — 1.8%
Roper Technologies, Inc.	28,400	5,390,036
Wabtec Corp.	49,500	3,520,440
		8,910,476
Machinery-Pumps — 0.4%
Flowserve Corp.	52,422	2,205,918
Medical Instruments — 1.5%
Intuitive Surgical, Inc.†	13,300	7,263,928
Medical-Biomedical/Gene — 9.2%
Alexion Pharmaceuticals, Inc.†	56,700	10,815,525
Biogen, Inc.†	12,800	3,921,280
BioMarin Pharmaceutical, Inc.†	23,600	2,472,336
Celgene Corp.†	63,300	7,580,808
Gilead Sciences, Inc.	66,600	6,739,254
Illumina, Inc.†	8,600	1,650,727
Incyte Corp.†	34,400	3,730,680
Regeneron Pharmaceuticals, Inc.†	9,000	4,885,830
Vertex Pharmaceuticals, Inc.†	35,600	4,479,548
		46,275,988
Medical-Drugs — 5.4%
Allergan PLC†	49,617	15,505,312
Bristol-Myers Squibb Co.	84,900	5,840,271

1

Valeant Pharmaceuticals International, Inc.†	54,200	5,509,430
		26,855,013
Medical-HMO — 4.1%
Anthem, Inc.	45,000	6,274,800
Cigna Corp.	26,300	3,848,479
Humana, Inc.	24,200	4,319,942
UnitedHealth Group, Inc.	51,000	5,999,640
		20,442,861
Medical-Wholesale Drug Distribution — 1.2%
McKesson Corp.	30,800	6,074,684
Multimedia — 1.5%
Walt Disney Co.	72,100	7,576,268
Networking Products — 0.4%
Palo Alto Networks, Inc.†	12,100	2,131,294
Real Estate Investment Trusts — 2.0%
American Tower Corp.	66,100	6,408,395
Crown Castle International Corp.	41,000	3,544,450
		9,952,845
Real Estate Management/Services — 0.0%
WeWork Cos., Inc., Class A†(1)(2)(3)	1,490	49,005
Retail-Apparel/Shoe — 0.7%
Ross Stores, Inc.	62,600	3,368,506
Retail-Auto Parts — 1.1%
AutoZone, Inc.†	7,500	5,564,325
Retail-Automobile — 0.6%
CarMax, Inc.†	57,800	3,119,466
Retail-Building Products — 1.8%
Home Depot, Inc.	18,300	2,420,175
Lowe’s Cos., Inc.	85,100	6,471,004
		8,891,179
Retail-Discount — 0.3%
Costco Wholesale Corp.	9,300	1,501,950
Retail-Drug Store — 1.8%
CVS Health Corp.	36,400	3,558,828
Walgreens Boots Alliance, Inc.	65,000	5,535,075
		9,093,903
Retail-Gardening Products — 0.9%
Tractor Supply Co.	51,000	4,360,500
Retail-Restaurants — 1.5%
Chipotle Mexican Grill, Inc.†	7,100	3,406,935
Starbucks Corp.	65,500	3,931,965
		7,338,900
Semiconductor Equipment — 0.3%
ASML Holding NV	14,900	1,322,673
Transport-Rail — 0.8%
Canadian Pacific Railway, Ltd.	32,400	4,134,240
Transport-Services — 0.5%
FedEx Corp.	18,300	2,726,517
Web Portals/ISP — 6.9%
Alphabet, Inc., Class A†	23,200	18,049,832
Alphabet, Inc., Class C†	21,566	16,366,006
		34,415,838
Total Common Stocks (cost $376,333,823)		485,090,777
CONVERTIBLE PREFERRED SECURITIES — 1.1%
E-Commerce/Products — 0.3%
Flipkart Online Services Pvt., Ltd., Series A†(1)(2)(3)	316	38,901
Flipkart Online Services Pvt., Ltd., Series C†(1)(2)(3)	556	68,446
Flipkart Online Services Pvt., Ltd., Series E†(1)(2)(3)	1,032	127,044
Flipkart Online Services Pvt., Ltd., Series G†(1)(2)(3)	4,576	563,329
Flipkart Online Services Pvt., Ltd., Series H†(1)(2)(3)	4,257	605,516
		1,403,236
E-Commerce/Services — 0.7%
Airbnb, Inc., Series D†(1)(2)(3)	13,329	1,227,354
Airbnb, Inc., Series E†(1)(2)(3)	8,841	854,148
Living Social, Inc., Series F†(1)(2)(3)	11,949	0
Uber Technologies, Inc., Series G†(1)(2)(3)	20,747	1,011,877
Xiaoju Kuaizhi, Inc., Series A-17†(1)(2)(3)	19,048	582,421
		3,675,800
Real Estate Management/Services — 0.1%
WeWork Cos., Inc., Series E†(1)(2)(3)	13,398	440,655
Total Convertible Preferred Securities (cost $4,803,136)		5,519,691
Total Long-Term Investment Securities (cost $381,136,959)		490,610,468
SHORT-TERM INVESTMENT SECURITIES — 2.7%
Registered Investment Companies — 2.7%
State Street Institutional U.S. Government Money Market Fund 0.09%(5)	744,027	744,027
T. Rowe Price Reserve Investment Fund 0.01%(5)	12,815,220	12,815,220
Total Short-Term Investment Securities (cost $13,559,247)		13,559,247
TOTAL INVESTMENTS (cost $394,696,206)(6)	100.7%	504,169,715
Liabilities in excess of other assets	(0.7)	(3,708,847)
NET ASSETS	100.0%	$500,460,868

†                                         Non-income producing security

2

(1)                                 Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(2)                                 Illiquid security.  At December 31, 2015, the aggregate value of these securities was $6,180,558 representing 1.2% of net assets.

(3)                                 Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2015, the Stock Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets

Common Stocks
Dropbox, Inc., Class A	11/07/2014	38,413	$733,734	$498,359	$12.97	0.10%
Flipkart Online Services Pvt., Ltd.	03/19/2015	922	105,108	113,503	123.11	0.02
WeWork Cos., Inc., Class A	06/23/2015	1,490	49,006	49,005	32.89	0.01

Convertible Preferred Securities
Airbnb, Inc.
Series D	04/16/2014	13,329	542,664	1,227,354	92.08	0.25
Airbnb, Inc.
Series E	07/14/2015	8,841	823,047	854,148	96.61	0.17
Flipkart Online Services Pvt., Ltd.
Series A	03/19/2015	316	36,022	38,901	123.11	0.01
Flipkart Online Services Pvt., Ltd.
Series C	03/19/2015	556	63,384	68,446	123.11	0.01
Flipkart Online Services Pvt., Ltd.
Series E	03/19/2015	1,032	117,647	127,044	123.11	0.03
Flipkart Online Services Pvt., Ltd.
Series G	12/17/2014	4,576	548,022	563,329	123.11	0.11
Flipkart Online Services Pvt., Ltd.
Series H	04/17/2015	4,257	605,516	605,516	142.24	0.12
Living Social, Inc.
Series F	11/18/2011	11,949	91,888	0	0.00	0.00
Uber Technologies, Inc.
Series G	12/03/2015	20,747	1,011,877	1,011,877	48.77	0.20
WeWork Cos., Inc.
Series E	06/23/2015	13,398	440,655	440,655	32.89	0.09
Xiaoju Kuaizhi, Inc.
Series A-17	10/19/2015	19,048	522,414	582,421	30.58	0.12
				$6,180,558		1.24%

(4)                                 Security was valued using fair value procedures at December 31, 2015. The aggregate value of these securities was $6,242,949 representing 1.2% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(5)                                 The rate shown is the 7-day yield as of December 31, 2015.

(6)                                 See Note 4 for cost of investments on a tax basis.

ADR —     American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets:
Investments at Value:*
Common Stocks:
Applications Software	$27,082,644	$—		$498,359	$27,581,003
E-Commerce/Products	40,115,799	—		113,503	40,229,302
Real Estate Management/Services	—	—		49,005	49,005
Other Industries	410,988,518	6,242,949	**	—	417,231,467
Convertible Preferred Securities	—	—		5,519,691	5,519,691
Short-Term Investment Securities	13,559,247	—		—	13,559,247
Total Investment at Value	$491,746,208	$6,242,949		$6,180,558	$504,169,715

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

**Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board.  See Note 1.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of March 31, 2015	$837,593	$1,403,323
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain	—	—
Realized Loss	—	—
Change in unrealized appreciation(1)	8,605	726,377
Change in unrealized depreciation(1)	(234,336)	(13,518)
Net purchases	49,005	3,403,509
Net sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of December 31, 2015	$660,867	$5,519,691

(1) The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at December 31, 2015 includes:

Common Stocks	Convertible Preferred Securities
$(225,731)	$712,859

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at December 31, 2015.

The following is quantitative information about Level 3 fair value measurements:

Description	Value at 12/31/15	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$498,359	Market Approach with Option Pricing Method (“OPM”) and Income Approach	Enterprise Value/Revenue Multiple*	5.4x -11.0x (8.027x)
			Discount for Lack of Marketability	10%-20% (15%)
			Weighted Average Cost of Capital	18%
			Perpetual Growth Rate*	3.0%
			OPM assumptions:
			Volatility*	35.0%
			Term to liquidity event in years	1.0
			Risk-free rate	0.64%
	$49,005	Market Approach	Market Transaction Price*	$32.8896
	$113,503	Market Approach and	Transaction Price*	$142.2400
		Income Approach	Enterprise Value/Revenue Multiple*	3.1x
			Discount for Lack of Marketability	20.0%
			Weighted Average Cost of Capital	18%
			Perpetual Growth Rate*	4.0%
Convertible Preferred Securities	$1,227,354	Market Approach and Income Approach	Transaction Price*	$93.0944
			Enterprise Value/Revenue Multiple*	15.9x
			Enterprise Value/ 2017 Projected EBITDA Multiple*	16.1x
			Discount for Lack of Marketability	10% - 20% (15%)
			Weighted Average Cost of Capital	17%
			Perpetual Growth Rate*	3.5%
	$854,148	Market Approach	Transaction Price*	$93.0944
			Enterprise Value/ 2017 Projected EBITDA Multiple*	16.1x
			Discount for Lack of Marketability	10.0%
	$2,034,953	Market Approach	Market Transaction Price*	$30.5765 - $48.7722 ($37.4128)
	$1,403,236	Market Approach and	Transaction Price*	$142.2400
		Income Approach	Enterprise Value/Revenue Multiple*	3.1x
			Discount for Lack of Marketability	20.0%
			Weighted Average Cost of Capital	18%
			Perpetual Growth Rate*	4.0%
	$0	Cost Approach	Net Tangible Assets*	$0.0000

(1)  The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables.  For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Portfolio of Investments

3

SEASONS SERIES TRUST LARGE CAP GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2015 — (unaudited)

Security Description	Shares/Principal Amount	Value (Note 1)
COMMON STOCKS — 97.2%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	4,553	$105,994
Omnicom Group, Inc.	2,078	157,221
		263,215
Advertising Services — 0.2%
Nielsen Holdings PLC	17,947	836,330
Aerospace/Defense — 1.3%
Boeing Co.	30,785	4,451,203
General Dynamics Corp.	2,341	321,560
Lockheed Martin Corp.	2,730	592,820
Northrop Grumman Corp.	3,193	602,870
Raytheon Co.	2,952	367,613
Rockwell Collins, Inc.	2,301	212,382
		6,548,448
Aerospace/Defense-Equipment — 0.3%
Harris Corp.	1,220	106,018
United Technologies Corp.	12,802	1,229,888
		1,335,906
Agricultural Chemicals — 0.1%
Monsanto Co.	3,851	379,400
Airlines — 0.5%
Southwest Airlines Co.	11,387	490,324
United Continental Holdings, Inc.†	34,828	1,995,645
		2,485,969
Apparel Manufacturers — 0.4%
Carter’s, Inc.	11,451	1,019,482
Hanesbrands, Inc.	6,860	201,890
Michael Kors Holdings, Ltd.†	2,127	85,208
Under Armour, Inc., Class A†	3,154	254,244
VF Corp.	3,045	189,551
		1,750,375
Applications Software — 3.9%
Citrix Systems, Inc.†	2,693	203,725
Intuit, Inc.	26,709	2,577,418
Microsoft Corp.	190,010	10,541,755
NetSuite, Inc.†	13,086	1,107,337
Red Hat, Inc.†	3,201	265,075
Salesforce.com, Inc.†	10,928	856,755
ServiceNow, Inc.†	38,142	3,301,572
Tableau Software, Inc., Class A†	4,507	424,650
		19,278,287
Athletic Footwear — 1.4%
NIKE, Inc., Class B	110,862	6,928,875
Audio/Video Products — 0.0%
Harman International Industries, Inc.	709	66,795
Auto/Truck Parts & Equipment-Original — 0.8%
BorgWarner, Inc.	20,240	874,975
Delphi Automotive PLC	34,246	2,935,910
		3,810,885
Banks-Commercial — 0.5%
First Republic Bank	26,872	1,775,164
PacWest Bancorp	13,322	574,178
		2,349,342
Banks-Fiduciary — 0.0%
Northern Trust Corp.	2,359	170,060
Banks-Super Regional — 0.0%
Huntington Bancshares, Inc.	6,835	75,595
Beverages-Non-alcoholic — 2.1%
Coca-Cola Co.	190,565	8,186,672
Coca-Cola Enterprises, Inc.	2,596	127,827
Dr Pepper Snapple Group, Inc.	3,307	308,212
Monster Beverage Corp.†	2,627	391,318
PepsiCo, Inc.	14,029	1,401,778
		10,415,807
Beverages-Wine/Spirits — 0.5%
Brown-Forman Corp., Class B	21,593	2,143,753
Constellation Brands, Inc., Class A	3,032	431,878
		2,575,631
Brewery — 0.0%
Molson Coors Brewing Co., Class B	1,517	142,477
Broadcast Services/Program — 0.0%
Discovery Communications, Inc., Class A†	2,618	69,848
Discovery Communications, Inc., Class C†	4,517	113,919
Scripps Networks Interactive, Inc., Class A	878	48,474
		232,241
Building & Construction Products-Misc. — 0.4%
Fortune Brands Home & Security, Inc.	33,452	1,856,586
Building Products-Cement — 0.3%
Martin Marietta Materials, Inc.	1,158	158,160
Vulcan Materials Co.	15,126	1,436,516
		1,594,676
Building Products-Wood — 0.0%
Masco Corp.	5,891	166,715
Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	5,745	184,012
Lennar Corp., Class A	3,135	153,333
		337,345
Cable/Satellite TV — 1.7%
Cablevision Systems Corp., Class A	3,897	124,314
Comcast Corp., Class A	115,788	6,533,917
Time Warner Cable, Inc.	9,599	1,781,479
		8,439,710
Casino Hotels — 0.0%
Wynn Resorts, Ltd.	469	32,450
Cellular Telecom — 0.3%
T-Mobile US, Inc.†	43,247	1,691,823
Chemicals-Diversified — 0.5%
E.I. du Pont de Nemours & Co.	6,905	459,873
LyondellBasell Industries NV, Class A	3,400	295,460
PPG Industries, Inc.	19,384	1,915,527
		2,670,860
Chemicals-Specialty — 0.3%
Ashland, Inc.	10,045	1,031,622
Ecolab, Inc.	4,653	532,210
International Flavors & Fragrances, Inc.	1,405	168,094
		1,731,926
Coatings/Paint — 0.3%
Axalta Coating Systems, Ltd.†	50,934	1,357,391

1

Sherwin-Williams Co.	1,386	359,806
		1,717,197
Commercial Services — 0.5%
Aramark	25,297	815,828
Cintas Corp.	1,531	139,398
CoStar Group, Inc.†	3,447	712,461
ServiceMaster Global Holdings, Inc.†	21,089	827,532
		2,495,219
Commercial Services-Finance — 1.1%
Automatic Data Processing, Inc.	4,764	403,606
Equifax, Inc.	2,074	230,982
FleetCor Technologies, Inc.†	11,021	1,575,232
H&R Block, Inc.	2,726	90,803
McGraw Hill Financial, Inc.	4,733	466,579
Moody’s Corp.	3,012	302,224
PayPal Holdings, Inc.†	19,465	704,633
Sabre Corp.	59,827	1,673,361
Total System Services, Inc.	2,964	147,607
Western Union Co.	4,600	82,386
		5,677,413
Computer Aided Design — 0.2%
ANSYS, Inc.†	8,629	798,183
Autodesk, Inc.†	2,456	149,644
		947,827
Computer Services — 1.1%
Accenture PLC, Class A	10,940	1,143,230
Amdocs, Ltd.	29,183	1,592,516
Cognizant Technology Solutions Corp., Class A†	26,027	1,562,141
CSRA, Inc.	1,037	31,110
Hewlett Packard Enterprise Co.	17,632	268,007
International Business Machines Corp.	6,094	838,656
Teradata Corp.†	931	24,597
		5,460,257
Computer Software — 0.0%
Akamai Technologies, Inc.†	3,116	163,995
Computers — 5.6%
Apple, Inc.	265,070	27,901,268
Computers-Memory Devices — 0.0%
SanDisk Corp.	1,476	112,161
Consulting Services — 0.3%
Verisk Analytics, Inc.†	17,018	1,308,344
Consumer Products-Misc. — 0.1%
Clorox Co.	2,260	286,636
Kimberly-Clark Corp.	3,496	445,041
		731,677
Containers-Metal/Glass — 0.3%
Ball Corp.	1,265	92,003
Crown Holdings, Inc.†	30,021	1,522,065
		1,614,068
Containers-Paper/Plastic — 0.0%
Sealed Air Corp.	1,970	87,862
Cosmetics & Toiletries — 1.1%
Colgate-Palmolive Co.	50,528	3,366,176
Estee Lauder Cos., Inc., Class A	25,438	2,240,070
		5,606,246
Cruise Lines — 0.3%
Norwegian Cruise Line Holdings, Ltd.†	21,412	1,254,743
Royal Caribbean Cruises, Ltd.	2,013	203,736
		1,458,479
Data Processing/Management — 0.2%
Dun & Bradstreet Corp.	361	37,519
Fidelity National Information Services, Inc.	2,720	164,832
Fiserv, Inc.†	4,001	365,931
Paychex, Inc.	5,618	297,136
		865,418
Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc.	1,322	80,443
Patterson Cos., Inc.	775	35,038
		115,481
Diagnostic Equipment — 0.6%
Danaher Corp.	27,670	2,569,990
Thermo Fisher Scientific, Inc.	4,612	654,212
		3,224,202
Dialysis Centers — 0.0%
DaVita HealthCare Partners, Inc.†	1,985	138,374
Disposable Medical Products — 0.1%
C.R. Bard, Inc.	1,294	245,135
Distribution/Wholesale — 0.6%
Fastenal Co.	30,077	1,227,743
WW Grainger, Inc.	7,767	1,573,517
		2,801,260
Diversified Banking Institutions — 0.1%
Morgan Stanley	12,428	395,335
Diversified Manufacturing Operations — 1.6%
3M Co.	6,253	941,952
A.O. Smith Corp.	13,968	1,070,089
Dover Corp.	19,285	1,182,363
General Electric Co.	90,886	2,831,099
Illinois Tool Works, Inc.	3,208	297,317
Ingersoll-Rand PLC	31,359	1,733,839
Pentair PLC	1,988	98,466
		8,155,125
E-Commerce/Products — 3.0%
Amazon.com, Inc.†	21,528	14,550,560
eBay, Inc.†	19,340	531,463
		15,082,023
E-Commerce/Services — 2.0%
Expedia, Inc.	2,061	256,182
Netflix, Inc.†	30,557	3,495,110
Priceline Group, Inc.†	4,871	6,210,281
TripAdvisor, Inc.†	1,978	168,625
		10,130,198

2

Electric Products-Misc. — 0.0%
AMETEK, Inc.	4,165	223,202
Electric-Integrated — 0.1%
Dominion Resources, Inc.	4,274	289,093
TECO Energy, Inc.	2,183	58,177
		347,270
Electronic Components-Misc. — 0.4%
TE Connectivity, Ltd.	27,167	1,755,260
Electronic Components-Semiconductors — 1.3%
Avago Technologies, Ltd.	14,897	2,162,300
Broadcom Corp., Class A	9,823	567,966
Intel Corp.	33,876	1,167,028
Microchip Technology, Inc.	3,556	165,496
Micron Technology, Inc.†	9,125	129,210
NVIDIA Corp.	8,949	294,959
Qorvo, Inc.†	2,475	125,977
Skyworks Solutions, Inc.	3,347	257,150
Texas Instruments, Inc.	28,506	1,562,414
Xilinx, Inc.	2,700	126,819
		6,559,319
Electronic Connectors — 0.5%
Amphenol Corp., Class A	43,718	2,283,391
Electronic Design Automation — 0.2%
Cadence Design Systems, Inc.†	44,100	917,721
Electronic Forms — 0.6%
Adobe Systems, Inc.†	29,464	2,767,848
Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.	27,743	1,159,935
FLIR Systems, Inc.	1,185	33,263
National Instruments Corp.	26,383	756,928
		1,950,126
Electronic Security Devices — 0.0%
Allegion PLC	1,679	110,680
Tyco International PLC	3,331	106,225
		216,905
Enterprise Software/Service — 1.1%
Oracle Corp.	89,912	3,284,485
Tyler Technologies, Inc.†	3,255	567,412
Ultimate Software Group, Inc.†	5,560	1,087,036
Workday, Inc., Class A†	4,180	333,062
		5,271,995
Entertainment Software — 0.1%
Activision Blizzard, Inc.	8,834	341,964
Electronic Arts, Inc.†	5,442	373,974
		715,938
Finance-Consumer Loans — 0.4%
SLM Corp.†	168,640	1,099,533
Synchrony Financial†	36,773	1,118,267
		2,217,800
Finance-Credit Card — 3.1%
Alliance Data Systems Corp.†	1,070	295,930
American Express Co.	24,622	1,712,460
MasterCard, Inc., Class A	82,780	8,059,461
Visa, Inc., Class A	71,678	5,558,629
		15,626,480
Finance-Investment Banker/Broker — 0.5%
Charles Schwab Corp.	20,976	690,740
E*TRADE Financial Corp.†	38,754	1,148,669
LPL Financial Holdings, Inc.	13,456	573,898
		2,413,307
Finance-Other Services — 0.8%
CME Group, Inc.	3,020	273,612
Intercontinental Exchange, Inc.	13,318	3,412,871
Nasdaq, Inc.	1,248	72,596
		3,759,079
Financial Guarantee Insurance — 0.1%
MGIC Investment Corp.†	58,849	519,637
Food-Confectionery — 0.4%
Hershey Co.	22,364	1,996,434
J.M. Smucker Co.	1,215	149,858
		2,146,292
Food-Meat Products — 0.0%
Hormel Foods Corp.	2,362	186,787
Food-Misc./Diversified — 0.7%
Campbell Soup Co.	3,145	165,270
ConAgra Foods, Inc.	4,320	182,131
General Mills, Inc.	6,488	374,098
Kellogg Co.	2,502	180,819
McCormick & Co., Inc.	17,337	1,483,354
Mondelez International, Inc., Class A	27,825	1,247,673
		3,633,345
Food-Retail — 0.9%
Kroger Co.	60,039	2,511,431
Whole Foods Market, Inc.	62,827	2,104,705
		4,616,136
Food-Wholesale/Distribution — 0.2%
Sysco Corp.	29,586	1,213,026
Gas-Distribution — 0.0%
AGL Resources, Inc.	1,137	72,552
Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	1,488	179,453
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	4,677	206,162
Home Furnishings — 0.0%
Leggett & Platt, Inc.	1,477	62,063
Hotels/Motels — 0.2%
Hilton Worldwide Holdings, Inc.	36,950	790,730
Marriott International, Inc., Class A	2,229	149,432
Starwood Hotels & Resorts Worldwide, Inc.	1,418	98,239
Wyndham Worldwide Corp.	2,033	147,698
		1,186,099
Human Resources — 0.0%
Robert Half International, Inc.	1,301	61,329

3

Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	1,109	113,794
Industrial Gases — 0.5%
Air Products & Chemicals, Inc.	17,043	2,217,465
Airgas, Inc.	818	113,146
Praxair, Inc.	2,444	250,265
		2,580,876
Instruments-Controls — 1.5%
Honeywell International, Inc.	54,764	5,671,908
Sensata Technologies Holding NV†	39,358	1,812,829
		7,484,737
Instruments-Scientific — 0.1%
PerkinElmer, Inc.	1,960	104,997
Waters Corp.†	1,430	192,450
		297,447
Insurance Brokers — 0.1%
Aon PLC	2,974	274,233
Marsh & McLennan Cos., Inc.	4,749	263,332
		537,565
Insurance-Life/Health — 0.0%
Torchmark Corp.	1,064	60,818
Insurance-Multi-line — 0.1%
Assurant, Inc.	519	41,800
Cincinnati Financial Corp.	1,368	80,945
XL Group PLC	5,213	204,245
		326,990
Insurance-Property/Casualty — 0.1%
Chubb Corp.	2,346	311,174
Progressive Corp.	4,708	149,714
		460,888
Internet Content-Entertainment — 2.8%
Facebook, Inc., Class A†	136,011	14,234,911
Internet Content-Information/News — 0.6%
LinkedIn Corp., Class A†	14,336	3,226,747
Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	826	80,089
Internet Security — 0.0%
VeriSign, Inc.†	1,718	150,084
Investment Management/Advisor Services — 0.4%
Affiliated Managers Group, Inc.†	587	93,779
Ameriprise Financial, Inc.	1,463	155,692
BlackRock, Inc.	3,882	1,321,899
T. Rowe Price Group, Inc.	2,946	210,610
		1,781,980
Machinery-General Industrial — 0.3%
Roper Technologies, Inc.	8,165	1,549,635
Machinery-Pumps — 0.0%
Xylem, Inc.	1,288	47,012
Medical Information Systems — 0.7%
athenahealth, Inc.†	8,075	1,299,833
Cerner Corp.†	40,274	2,423,286
		3,723,119
Medical Instruments — 0.7%
Boston Scientific Corp.†	88,499	1,631,922
Edwards Lifesciences Corp.†	3,777	298,307
Intuitive Surgical, Inc.†	419	228,841
Medtronic PLC	13,787	1,060,496
St. Jude Medical, Inc.	2,524	155,908
		3,375,474
Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings†	1,772	219,090
Medical Products — 0.7%
Baxter International, Inc.	7,046	268,805
Becton Dickinson and Co.	3,690	568,592
Henry Schein, Inc.†	1,002	158,506
Stryker Corp.	21,916	2,036,873
Varian Medical Systems, Inc.†	933	75,387
Zimmer Biomet Holdings, Inc.	1,319	135,316
		3,243,479
Medical-Biomedical/Gene — 6.3%
Alder Biopharmaceuticals, Inc.†	23,912	789,813
Alexion Pharmaceuticals, Inc.†	13,460	2,567,495
Amgen, Inc.	31,508	5,114,694
Biogen, Inc.†	20,974	6,425,385
Celgene Corp.†	40,526	4,853,394
Gilead Sciences, Inc.	47,604	4,817,049
Illumina, Inc.†	10,239	1,965,325
Regeneron Pharmaceuticals, Inc.†	4,522	2,454,858
Vertex Pharmaceuticals, Inc.†	20,167	2,537,613
		31,525,626
Medical-Drugs — 6.0%
Abbott Laboratories	89,223	4,007,005
AbbVie, Inc.	56,588	3,352,273
Allergan PLC†	17,233	5,385,312
Baxalta, Inc.	5,797	226,257
Bristol-Myers Squibb Co.	55,735	3,834,010
Eli Lilly & Co.	40,491	3,411,772
Endo International PLC†	26,160	1,601,515
Ironwood Pharmaceuticals, Inc.†	60,535	701,601
Johnson & Johnson	23,739	2,438,470
Mallinckrodt PLC†	15,590	1,163,482
Pfizer, Inc.	56,203	1,814,233
Shire PLC ADR	4,673	957,965
Zoetis, Inc.	26,799	1,284,208
		30,178,103
Medical-Generic Drugs — 0.1%
Mylan NV†	3,616	195,517
Perrigo Co. PLC	1,077	155,842
		351,359
Medical-HMO — 0.8%
Aetna, Inc.	16,939	1,831,445
Cigna Corp.	4,510	659,948
Humana, Inc.	1,220	217,782
UnitedHealth Group, Inc.	9,512	1,118,992
		3,828,167

4

Medical-Hospitals — 0.3%
HCA Holdings, Inc.†	2,308	156,090
Universal Health Services, Inc., Class B	10,726	1,281,650
		1,437,740
Medical-Wholesale Drug Distribution — 0.6%
AmerisourceBergen Corp.	3,420	354,688
McKesson Corp.	12,154	2,397,134
		2,751,822
Metal Processors & Fabrication — 0.2%
Precision Castparts Corp.	1,469	340,823
Rexnord Corp.†	46,776	847,581
		1,188,404
Multimedia — 1.2%
Twenty-First Century Fox, Inc., Class A	10,864	295,066
Twenty-First Century Fox, Inc., Class B	4,001	108,947
Walt Disney Co.	52,874	5,556,000
		5,960,013
Networking Products — 0.2%
Cisco Systems, Inc.	36,439	989,501
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	1,972	86,748
Waste Management, Inc.	3,853	205,635
		292,383
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	1,595	99,943
Oil Companies-Exploration & Production — 0.6%
Anadarko Petroleum Corp.	32,973	1,601,828
Apache Corp.	2,780	123,627
Cabot Oil & Gas Corp.	3,044	53,848
Cimarex Energy Co.	1,076	96,173
Devon Energy Corp.	3,382	108,224
EOG Resources, Inc.	5,101	361,100
Newfield Exploration Co.†	1,726	56,198
Occidental Petroleum Corp.	5,483	370,706
Pioneer Natural Resources Co.	2,615	327,869
		3,099,573
Oil Field Machinery & Equipment — 0.0%
Cameron International Corp.†	3,346	211,467
Oil Refining & Marketing — 0.1%
Phillips 66	3,101	253,662
Tesoro Corp.	927	97,678
		351,340
Oil-Field Services — 0.4%
Baker Hughes, Inc.	9,183	423,796
Halliburton Co.	39,628	1,348,937
		1,772,733
Pharmacy Services — 0.6%
Diplomat Pharmacy, Inc.†	24,900	852,078
Express Scripts Holding Co.†	27,294	2,385,768
		3,237,846
Pipelines — 0.0%
Williams Cos., Inc.	4,420	113,594
Real Estate Investment Trusts — 3.7%
American Tower Corp.	75,210	7,291,609
Apartment Investment & Management Co., Class A	1,479	59,204
AvalonBay Communities, Inc.	2,397	441,360
Boston Properties, Inc.	1,721	219,496
Crown Castle International Corp.	5,844	505,214
Equinix, Inc.	16,426	4,967,222
Equity Residential	6,378	520,381
Essex Property Trust, Inc.	1,156	276,758
General Growth Properties, Inc.	6,219	169,219
Host Hotels & Resorts, Inc.	6,317	96,903
Iron Mountain, Inc.	1,312	35,437
Kimco Realty Corp.	7,237	191,491
Macerich Co.	1,107	89,324
Plum Creek Timber Co., Inc.	3,040	145,069
Prologis, Inc.	9,180	394,006
Public Storage	2,577	638,323
Realty Income Corp.	3,147	162,480
Simon Property Group, Inc.	7,556	1,469,189
SL Green Realty Corp.	733	82,814
Ventas, Inc.	2,682	151,345
Vornado Realty Trust	1,521	152,039
Welltower, Inc.	3,718	252,935
Weyerhaeuser Co.	4,469	133,981
		18,445,799
Real Estate Management/Services — 0.2%
CBRE Group, Inc., Class A†	5,090	176,012
Jones Lang LaSalle, Inc.	5,254	839,905
		1,015,917
Recreational Vehicles — 0.3%
Polaris Industries, Inc.	14,843	1,275,756
Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	666	48,312
Retail-Apparel/Shoe — 1.2%
Kate Spade & Co.†	67,730	1,203,562
L Brands, Inc.	27,975	2,680,564
PVH Corp.	20,695	1,524,187
Ross Stores, Inc.	7,091	381,567
		5,789,880
Retail-Auto Parts — 0.4%
Advance Auto Parts, Inc.	1,282	192,954
AutoZone, Inc.†	1,609	1,193,733
O’Reilly Automotive, Inc.†	1,727	437,656
		1,824,343
Retail-Automobile — 0.0%
CarMax, Inc.†	2,058	111,070
Retail-Building Products — 2.2%
Home Depot, Inc.	46,848	6,195,648
Lowe’s Cos., Inc.	63,833	4,853,861
		11,049,509
Retail-Discount — 1.5%
Costco Wholesale Corp.	31,918	5,154,757
Dollar General Corp.	2,700	194,049

5

Dollar Tree, Inc.†	27,221	2,102,006
		7,450,812
Retail-Drug Store — 0.9%
CVS Health Corp.	8,918	871,913
Walgreens Boots Alliance, Inc.	39,865	3,394,704
		4,266,617
Retail-Gardening Products — 0.4%
Tractor Supply Co.	25,923	2,216,416
Retail-Jewelry — 0.0%
Signet Jewelers, Ltd.	1,393	172,300
Retail-Major Department Stores — 0.2%
TJX Cos., Inc.	11,723	831,278
Retail-Restaurants — 3.4%
Chipotle Mexican Grill, Inc.†	2,367	1,135,805
Dunkin’ Brands Group, Inc.	21,831	929,782
McDonald’s Corp.	37,259	4,401,778
Starbucks Corp.	131,618	7,901,029
Yum! Brands, Inc.	34,561	2,524,681
		16,893,075
Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.	2,213	72,299
Security Services — 0.0%
ADT Corp.	1,733	57,154
Semiconductor Components-Integrated Circuits — 0.7%
Analog Devices, Inc.	5,464	302,269
Atmel Corp.	74,758	643,666
Linear Technology Corp.	2,470	104,901
NXP Semiconductors NV†	25,977	2,188,562
		3,239,398
Semiconductor Equipment — 0.1%
Applied Materials, Inc.	20,120	375,640
KLA-Tencor Corp.	1,420	98,477
Lam Research Corp.	2,773	220,232
		694,349
Telecom Services — 0.0%
Level 3 Communications, Inc.†	2,072	112,634
Telecommunication Equipment — 0.2%
CommScope Holding Co., Inc.†	27,876	721,710
Juniper Networks, Inc.	6,215	171,534
		893,244
Telephone-Integrated — 0.3%
Verizon Communications, Inc.	28,497	1,317,131
Television — 0.1%
CBS Corp., Class B	4,177	196,862
TEGNA, Inc.	1,980	50,530
		247,392
Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	1,113	210,791
Tobacco — 1.7%
Altria Group, Inc.	63,697	3,707,802
Philip Morris International, Inc.	36,881	3,242,209
Reynolds American, Inc.	33,264	1,535,134
		8,485,145
Tools-Hand Held — 0.1%
Snap-on, Inc.	1,017	174,344
Stanley Black & Decker, Inc.	2,622	279,846
		454,190
Toys — 0.2%
Hasbro, Inc.	1,964	132,295
Mattel, Inc.	31,811	864,305
		996,600
Transport-Rail — 0.7%
Kansas City Southern	17,757	1,325,915
Union Pacific Corp.	26,995	2,111,009
		3,436,924
Transport-Services — 0.2%
C.H. Robinson Worldwide, Inc.	1,207	74,858
Expeditors International of Washington, Inc.	2,056	92,726
United Parcel Service, Inc., Class B	6,582	633,386
		800,970
Transport-Truck — 0.0%
J.B. Hunt Transport Services, Inc.	935	68,592
Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co.	1,726	136,268
Web Portals/ISP — 5.3%
Alphabet, Inc., Class A†	11,936	9,286,328
Alphabet, Inc., Class C†	22,748	17,263,002
		26,549,330
Wireless Equipment — 0.3%
Motorola Solutions, Inc.	19,734	1,350,792
Total Common Stocks (cost $399,433,029)		487,109,451

EXCHANGE-TRADED FUNDS — 1.4%
iShares S&P 500 Growth Index Fund (cost $6,936,862)	59,552	6,896,122
Total Long-Term Investment Securities (cost $406,369,891)		494,005,573

SHORT-TERM INVESTMENT SECURITIES — 0.7%
Registered Investment Companies — 0.7%
SSgA U.S. Government Money Market Fund 0.00%(1) (cost $3,759,760)	3,759,760	3,759,760

6

REPURCHASE AGREEMENTS — 0.9%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 12/31/2015, to be repurchased 01/04/2016 in the amount of $3,069,003 and collateralized by $3,200,000 of Federal National Mtg. Assoc. Notes, bearing interest at 2.11%, due 11/07/2022 and having an approximate value of $3,134,672	$3,069,000	3,069,000
State Street Bank and Trust Co. Joint Repurchase Agreement(2)	1,336,000	1,336,000
Total Repurchase Agreements (cost $4,405,000)		4,405,000
TOTAL INVESTMENTS (cost $414,534,651)(3)	100.2%	502,170,333
Liabilities in excess of other assets	(0.2)	(1,195,119)
NET ASSETS	100.0%	$500,975,214

†                 Non-income producing security

(1)         The rate shown is the 7-day yield as of December 31, 2015.

(2)         See Note 2 for details of Joint Repurchase Agreements.

(3)         See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

Futures Contracts

						Unrealized
Number of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	December 31, 2015	(Depreciation)
4	Long	S&P 500 Citigroup Growth Index	March 2016	$1,164,020	$1,162,500	$(1,520)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$487,109,451	$—	$—	$487,109,451
Exchange-Traded Funds	6,896,122	—	—	6,896,122
Short-Term Investment Securities	3,759,760	—	—	3,759,760
Repurchase Agreements	—	4,405,000	—	4,405,000
Total Investments at Value	$497,765,333	$4,405,000	$—	$502,170,333

LIABILITIES:
Other Financial Instruments:+
Open Futures Contracts	$1,520	$—	$—	$1,520

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

7

SEASONS SERIES TRUST LARGE CAP VALUE PORTFOLIO

Portfolio of Investments — December 31, 2015 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 97.8%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	5,191	$120,847
Omnicom Group, Inc.	4,384	331,693
		452,540
Advertising Services — 0.4%
Nielsen Holdings PLC	78,982	3,680,561
Aerospace/Defense — 0.4%
General Dynamics Corp.	5,800	796,688
Lockheed Martin Corp.	3,845	834,942
Raytheon Co.	19,201	2,391,100
		4,022,730
Aerospace/Defense-Equipment — 1.8%
Harris Corp.	1,943	168,847
Triumph Group, Inc.	81,597	3,243,481
United Technologies Corp.	139,301	13,382,647
		16,794,975
Agricultural Chemicals — 0.5%
Agrium, Inc.	34,900	3,117,966
CF Industries Holdings, Inc.	8,271	337,540
Monsanto Co.	7,804	768,850
Mosaic Co.	11,900	328,321
		4,552,677
Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	21,176	776,736
Airlines — 0.3%
American Airlines Group, Inc.	22,368	947,285
Delta Air Lines, Inc.	27,909	1,414,707
United Continental Holdings, Inc.†	13,230	758,079
		3,120,071
Apparel Manufacturers — 0.1%
Michael Kors Holdings, Ltd.†	2,221	88,973
Ralph Lauren Corp.	2,087	232,659
VF Corp.	5,930	369,143
		690,775
Appliances — 0.5%
Whirlpool Corp.	31,685	4,653,576
Applications Software — 0.8%
Microsoft Corp.	135,192	7,500,452
Audio/Video Products — 0.0%
Harman International Industries, Inc.	1,085	102,218
Auto-Cars/Light Trucks — 0.6%
Ford Motor Co.	305,819	4,308,990
General Motors Co.	50,253	1,709,104
		6,018,094
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	12,543	594,538
Auto/Truck Parts & Equipment-Original — 0.9%
BorgWarner, Inc.	64,683	2,796,246
Delphi Automotive PLC	59,946	5,139,171
Johnson Controls, Inc.	22,984	907,638
		8,843,055
Banks-Commercial — 0.7%
BB&T Corp.	27,685	1,046,770
M&T Bank Corp.	44,151	5,350,218
Regions Financial Corp.	46,327	444,739
Zions Bancorporation	7,249	197,898
		7,039,625
Banks-Fiduciary — 0.3%
Bank of New York Mellon Corp.	38,785	1,598,718
Northern Trust Corp.	2,931	211,296
State Street Corp.	14,318	950,142
		2,760,156
Banks-Super Regional — 6.2%
Capital One Financial Corp.	72,307	5,219,119
Comerica, Inc.	6,272	262,358
Fifth Third Bancorp	28,188	566,579
Huntington Bancshares, Inc.	14,418	159,463
KeyCorp	144,530	1,906,351
PNC Financial Services Group, Inc.	140,297	13,371,707
SunTrust Banks, Inc.	18,084	774,718
US Bancorp	213,164	9,095,708
Wells Fargo & Co.	513,285	27,902,173
		59,258,176
Beverages-Non-alcoholic — 1.2%
Coca-Cola Co.	210,876	9,059,233
Coca-Cola Enterprises, Inc.	2,149	105,817
PepsiCo, Inc.	23,264	2,324,539
		11,489,589
Beverages-Wine/Spirits — 0.4%
Diageo PLC ADR	35,954	3,921,503
Brewery — 0.0%
Molson Coors Brewing Co., Class B	2,516	236,303
Broadcast Services/Program — 0.0%
Scripps Networks Interactive, Inc., Class A	1,578	87,121
Building & Construction Products-Misc. — 0.6%
Fortune Brands Home & Security, Inc.	97,009	5,383,999
Building-Residential/Commercial — 0.5%
PulteGroup, Inc.	249,775	4,450,990
Cable/Satellite TV — 0.2%
Comcast Corp., Class A	32,061	1,809,202
Casino Hotels — 0.0%
Wynn Resorts, Ltd.	1,932	133,675
Chemicals-Diversified — 1.4%
Dow Chemical Co.	168,343	8,666,298
E.I. du Pont de Nemours & Co.	17,105	1,139,193
Eastman Chemical Co.	5,274	356,048
FMC Corp.	4,742	185,554
LyondellBasell Industries NV, Class A	29,569	2,569,546
PPG Industries, Inc.	3,727	368,302
		13,284,941
Coal — 0.0%
CONSOL Energy, Inc.	8,128	64,211
Coffee — 0.0%
Keurig Green Mountain, Inc.	4,122	370,898
Commercial Services — 0.0%
Quanta Services, Inc.†	5,669	114,797
Commercial Services-Finance — 0.1%
Automatic Data Processing, Inc.	6,710	568,471
H&R Block, Inc.	2,846	94,800

1

Western Union Co.	8,607	154,152
		817,423
Computer Aided Design — 0.0%
Autodesk, Inc.†	3,050	185,837
Computer Services — 0.3%
CSRA, Inc.	2,785	83,550
Hewlett Packard Enterprise, Co.	28,078	426,786
International Business Machines Corp.	19,320	2,658,818
Teradata Corp.†	2,832	74,821
		3,243,975
Computers — 0.1%
Hewlett Packard Enterprise, Co.	64,104	758,991
Computers-Integrated Systems — 0.2%
VeriFone Systems, Inc.†	61,320	1,718,186
Computers-Memory Devices — 0.7%
EMC Corp.	68,803	1,766,861
NetApp, Inc.	10,374	275,222
SanDisk Corp.	4,131	313,915
Seagate Technology PLC	10,612	389,036
Western Digital Corp.	60,602	3,639,150
		6,384,184
Consumer Products-Misc. — 0.1%
Kimberly-Clark Corp.	5,797	737,958
Containers-Metal/Glass — 0.0%
Ball Corp.	2,274	165,388
Owens-Illinois, Inc.†	5,708	99,433
		264,821
Containers-Paper/Plastic — 0.3%
Sealed Air Corp.	3,013	134,380
WestRock Co.	54,934	2,506,089
		2,640,469
Cosmetics & Toiletries — 0.9%
Colgate-Palmolive Co.	14,641	975,383
Procter & Gamble Co.	96,544	7,666,559
		8,641,942
Cruise Lines — 0.7%
Carnival Corp.	16,334	889,876
Norwegian Cruise Line Holdings, Ltd.†	96,137	5,633,628
Royal Caribbean Cruises, Ltd.	2,009	203,331
		6,726,835
Data Processing/Management — 0.0%
Dun & Bradstreet Corp.	551	57,266
Fidelity National Information Services, Inc.	4,332	262,519
		319,785
Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc.	2,283	138,921
Patterson Cos., Inc.	1,393	62,977
		201,898
Diagnostic Equipment — 0.1%
Danaher Corp.	7,193	668,086
Thermo Fisher Scientific, Inc.	4,815	683,008
		1,351,094
Dialysis Centers — 0.0%
DaVita HealthCare Partners, Inc.†	1,893	131,961
Distribution/Wholesale — 0.1%
Fastenal Co.	4,112	167,852
Fossil Group, Inc.†	1,469	53,707
Genuine Parts Co.	5,350	459,511
WW Grainger, Inc.	1,209	244,931
		926,001
Diversified Banking Institutions — 7.6%
Bank of America Corp.	822,071	13,835,455
Citigroup, Inc.	306,225	15,847,144
Goldman Sachs Group, Inc.	54,719	9,862,005
JPMorgan Chase & Co.	487,305	32,176,749
Morgan Stanley	28,405	903,563
		72,624,916
Diversified Manufacturing Operations — 2.6%
3M Co.	9,177	1,382,423
Dover Corp.	5,499	337,144
Eaton Corp. PLC	107,309	5,584,360
General Electric Co.	287,391	8,952,230
Illinois Tool Works, Inc.	5,108	473,409
Ingersoll-Rand PLC	129,521	7,161,216
Parker-Hannifin Corp.	4,825	467,929
Pentair PLC	2,367	117,238
Textron, Inc.	9,712	408,001
		24,883,950
Diversified Operations — 0.0%
Leucadia National Corp.	11,830	205,724
Electric Products-Misc. — 0.1%
Emerson Electric Co.	23,228	1,110,995
Electric-Distribution — 0.3%
PPL Corp.	91,928	3,137,503
Electric-Integrated — 3.2%
AES Corp.	23,878	228,512
Ameren Corp.	8,610	372,210
American Electric Power Co., Inc.	17,417	1,014,889
CMS Energy Corp.	9,833	354,775
Consolidated Edison, Inc.	10,404	668,665
Dominion Resources, Inc.	69,465	4,698,613
DTE Energy Co.	6,369	510,730
Duke Energy Corp.	24,427	1,743,844
Edison International	75,233	4,454,546
Entergy Corp.	6,330	432,719
Eversource Energy	11,256	574,844
Exelon Corp.	32,632	906,191
FirstEnergy Corp.	15,012	476,331
NextEra Energy, Inc.	16,343	1,697,874
Pepco Holdings, Inc.	9,000	234,090
PG&E Corp.	17,405	925,772
Pinnacle West Capital Corp.	3,934	253,664
Public Service Enterprise Group, Inc.	17,955	694,679
SCANA Corp.	5,072	306,805
Southern Co.	32,255	1,509,211

2

TECO Energy, Inc.	3,923	104,548
WEC Energy Group, Inc.	11,203	574,826
Westar Energy, Inc.	52,552	2,228,730
Xcel Energy, Inc.	162,209	5,824,925
		30,791,993
Electronic Components-Misc. — 0.5%
Corning, Inc.	41,980	767,394
Garmin, Ltd.	4,188	155,668
Koninklijke Philips NV	142,073	3,615,758
TE Connectivity, Ltd.	7,951	513,714
		5,052,534
Electronic Components-Semiconductors — 1.9%
Intel Corp.	342,148	11,786,999
Microchip Technology, Inc.	70,500	3,281,070
Micron Technology, Inc.†	20,035	283,696
ON Semiconductor Corp.†	156,233	1,531,083
Texas Instruments, Inc.	13,319	730,014
Xilinx, Inc.	3,648	171,347
		17,784,209
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc.	7,409	309,770
FLIR Systems, Inc.	2,500	70,175
		379,945
Electronic Security Devices — 0.0%
Tyco International PLC	8,251	263,124
Electronics-Military — 0.0%
L-3 Communications Holdings, Inc.	2,782	332,477
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	2,686	177,249
Engineering/R&D Services — 0.0%
Fluor Corp.	5,025	237,280
Jacobs Engineering Group, Inc.†	4,349	182,441
		419,721
Engines-Internal Combustion — 0.1%
Cummins, Inc.	5,829	513,010
Enterprise Software/Service — 1.0%
CA, Inc.	11,054	315,702
Oracle Corp.	258,100	9,428,393
		9,744,095
Entertainment Software — 0.5%
Electronic Arts, Inc.†	64,325	4,420,414
Finance-Consumer Loans — 0.4%
Navient Corp.	12,857	147,213
Synchrony Financial†	122,138	3,714,216
		3,861,429
Finance-Credit Card — 0.7%
American Express Co.	29,688	2,064,800
Discover Financial Services	90,335	4,843,763
		6,908,563
Finance-Other Services — 0.4%
CME Group, Inc.	5,881	532,819
Intercontinental Exchange, Inc.	13,346	3,420,046
Nasdaq, Inc.	1,550	90,163
		4,043,028
Food-Confectionery — 0.2%
Hershey Co.	23,380	2,087,133
J.M. Smucker Co.	1,784	220,038
		2,307,171
Food-Meat Products — 0.1%
Tyson Foods, Inc., Class A	10,491	559,485
Food-Misc./Diversified — 1.1%
ConAgra Foods, Inc.	6,606	278,509
General Mills, Inc.	8,060	464,740
Ingredion, Inc.	48,553	4,653,319
Kellogg Co.	3,984	287,924
Kraft Heinz Co.	64,807	4,715,357
McCormick & Co., Inc.	1,321	113,025
		10,512,874
Food-Retail — 0.1%
Kroger Co.	18,654	780,297
Whole Foods Market, Inc.	12,110	405,685
		1,185,982
Food-Wholesale/Distribution — 0.3%
Sysco Corp.	73,730	3,022,930
Gas-Distribution — 0.2%
AGL Resources, Inc.	1,963	125,259
CenterPoint Energy, Inc.	15,269	280,339
NiSource, Inc.	11,309	220,638
Sempra Energy	8,368	786,676
		1,412,912
Gold Mining — 0.1%
Barrick Gold Corp.	61,600	454,608
Newmont Mining Corp.	18,777	337,798
		792,406
Home Furnishings — 0.0%
Leggett & Platt, Inc.	1,835	77,107
Hotels/Motels — 0.7%
Hilton Worldwide Holdings, Inc.	146,700	3,139,380
Marriott International, Inc., Class A	45,087	3,022,632
Starwood Hotels & Resorts Worldwide, Inc.	3,113	215,669
		6,377,681
Human Resources — 0.0%
Robert Half International, Inc.	2,072	97,674
Independent Power Producers — 0.0%
NRG Energy, Inc.	11,149	131,224
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	2,436	249,958
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	3,578	465,534
Airgas, Inc.	644	89,078
Praxair, Inc.	5,155	527,872
		1,082,484

3

Instruments-Controls — 0.9%
Honeywell International, Inc.	79,238	8,206,680
Insurance Brokers — 0.4%
Aon PLC	3,694	340,624
Marsh & McLennan Cos., Inc.	63,593	3,526,232
		3,866,856
Insurance-Life/Health — 1.3%
Aflac, Inc.	15,144	907,126
Lincoln National Corp.	8,782	441,384
Principal Financial Group, Inc.	128,087	5,761,353
Prudential Financial, Inc.	56,078	4,565,310
Torchmark Corp.	1,913	109,347
Unum Group	8,639	287,592
		12,072,112
Insurance-Multi-line — 3.0%
ACE, Ltd.	100,376	11,728,936
Allstate Corp.	13,744	853,365
American International Group, Inc.(1)	43,897	2,720,297
Assurant, Inc.	1,285	103,494
Cincinnati Financial Corp.	2,460	145,558
Hartford Financial Services Group, Inc.	14,536	631,734
Loews Corp.	9,934	381,466
MetLife, Inc.	147,858	7,128,234
XL Group PLC	121,431	4,757,667
		28,450,751
Insurance-Property/Casualty — 0.2%
Chubb Corp.	3,304	438,243
Progressive Corp.	11,201	356,192
Travelers Cos., Inc.	10,796	1,218,436
		2,012,871
Insurance-Reinsurance — 1.3%
Berkshire Hathaway, Inc., Class B†	90,855	11,996,494
Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	824	79,895
Internet Security — 0.5%
Symantec Corp.	213,144	4,476,024
Investment Management/Advisor Services — 2.6%
Affiliated Managers Group, Inc.†	729	116,465
Ameriprise Financial, Inc.	43,857	4,667,262
BlackRock, Inc.	22,429	7,637,523
Franklin Resources, Inc.	13,447	495,118
Invesco, Ltd.	340,945	11,414,839
Legg Mason, Inc.	3,823	149,976
T. Rowe Price Group, Inc.	2,940	210,181
		24,691,364
Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	55,462	3,769,198
Machinery-Farming — 0.1%
Deere & Co.	11,063	843,775
Machinery-Pumps — 0.0%
Flowserve Corp.	4,644	195,420
Xylem, Inc.	3,755	137,057
		332,477
Medical Instruments — 1.5%
Intuitive Surgical, Inc.†	477	260,518
Medtronic PLC	174,361	13,411,848
St. Jude Medical, Inc.	4,915	303,600
		13,975,966
Medical Labs & Testing Services — 0.3%
Laboratory Corp. of America Holdings†	23,749	2,936,327
Quest Diagnostics, Inc.	5,087	361,889
		3,298,216
Medical Products — 0.9%
Baxter International, Inc.	61,462	2,344,775
Henry Schein, Inc.†	912	144,269
Stryker Corp.	4,259	395,831
Varian Medical Systems, Inc.†	1,547	124,998
Zimmer Biomet Holdings, Inc.	50,072	5,136,887
		8,146,760
Medical-Biomedical/Gene — 1.6%
Amgen, Inc.	46,775	7,592,986
Gilead Sciences, Inc.	37,796	3,824,577
Vertex Pharmaceuticals, Inc.†	27,985	3,521,353
		14,938,916
Medical-Drugs — 7.0%
Abbott Laboratories	30,703	1,378,872
AbbVie, Inc.	26,105	1,546,460
Allergan PLC†	30,890	9,653,125
AstraZeneca PLC ADR	111,061	3,770,521
Baxalta, Inc.	31,562	1,231,865
Bristol-Myers Squibb Co.	101,986	7,015,617
Eli Lilly & Co.	13,161	1,108,946
Endo International PLC†	4,875	298,447
Johnson & Johnson	95,654	9,825,579
Mallinckrodt PLC†	4,115	307,102
Merck & Co., Inc.	286,610	15,138,740
Pfizer, Inc.	316,418	10,213,973
Roche Holding AG ADR	131,800	4,543,146
Zoetis, Inc.	5,690	272,665
		66,305,058
Medical-Generic Drugs — 0.3%
Mylan NV†	7,329	396,279
Perrigo Co. PLC	3,013	435,981
Teva Pharmaceutical Industries, Ltd. ADR	25,060	1,644,939
		2,477,199
Medical-HMO — 0.7%
Anthem, Inc.	33,228	4,633,312
Humana, Inc.	2,788	497,686
UnitedHealth Group, Inc.	14,544	1,710,956
		6,841,954
Medical-Hospitals — 0.5%
HCA Holdings, Inc.†	62,638	4,236,208
Tenet Healthcare Corp.†	3,537	107,171
Universal Health Services, Inc., Class B	1,230	146,973
		4,490,352
Medical-Wholesale Drug Distribution — 0.5%
Cardinal Health, Inc.	11,674	1,042,138

4

McKesson Corp.	19,234	3,793,522
		4,835,660
Metal Processors & Fabrication — 0.1%
Precision Castparts Corp.	1,904	441,747
Metal-Aluminum — 0.1%
Alcoa, Inc.	46,492	458,876
Metal-Copper — 0.0%
Freeport-McMoRan, Inc.	41,018	277,692
Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	47,208	2,142,771
Multimedia — 1.1%
Thomson Reuters Corp.	86,155	3,260,967
Time Warner, Inc.	94,585	6,116,812
Twenty-First Century Fox, Inc., Class A	19,527	530,353
Twenty-First Century Fox, Inc., Class B	7,192	195,838
Viacom, Inc., Class B	12,320	507,091
		10,611,061
Networking Products — 2.3%
Cisco Systems, Inc.	795,349	21,597,702
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	4,506	198,219
Waste Management, Inc.	6,926	369,641
		567,860
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	6,993	144,405
Xerox Corp.	33,771	358,986
		503,391
Oil & Gas Drilling — 0.1%
Diamond Offshore Drilling, Inc.	2,288	48,277
Ensco PLC, Class A	8,358	128,630
Helmerich & Payne, Inc.	3,825	204,829
Transocean, Ltd.	12,133	150,206
		531,942
Oil Companies-Exploration & Production — 2.8%
Anadarko Petroleum Corp.	10,098	490,561
Apache Corp.	78,920	3,509,572
BG Group PLC(2)	240,429	3,486,536
Cabot Oil & Gas Corp.	8,518	150,683
Chesapeake Energy Corp.	18,365	82,643
Cimarex Energy Co.	1,174	104,932
ConocoPhillips	43,813	2,045,629
Devon Energy Corp.	6,855	219,360
EOG Resources, Inc.	72,355	5,122,010
EQT Corp.	5,413	282,180
Hess Corp.	8,528	413,437
Newfield Exploration Co.†	2,237	72,837
Noble Energy, Inc.	15,104	497,375
Oasis Petroleum, Inc.†	116,100	855,657
Occidental Petroleum Corp.	78,190	5,286,426
Pioneer Natural Resources Co.	24,422	3,062,030
Range Resources Corp.	6,010	147,906
Southwestern Energy Co.†	174,661	1,241,840
		27,071,614
Oil Companies-Integrated — 5.8%
Chevron Corp.	254,083	22,857,307
Exxon Mobil Corp.	206,829	16,122,320
Imperial Oil, Ltd.	157,500	5,131,242
Marathon Oil Corp.	308,205	3,880,301
Murphy Oil Corp.	5,738	128,818
TOTAL SA ADR	158,409	7,120,485
		55,240,473
Oil Field Machinery & Equipment — 0.1%
FMC Technologies, Inc.†	8,090	234,691
National Oilwell Varco, Inc.	13,334	446,556
		681,247
Oil Refining & Marketing — 0.9%
Marathon Petroleum Corp.	18,913	980,450
Phillips 66	16,848	1,378,166
Tesoro Corp.	2,392	252,045
Valero Energy Corp.	86,917	6,145,901
		8,756,562
Oil-Field Services — 1.3%
Baker Hughes, Inc.	15,475	714,171
Halliburton Co.	263,412	8,966,545
Schlumberger, Ltd.	44,752	3,121,452
		12,802,168
Paper & Related Products — 0.4%
International Paper Co.	106,681	4,021,874
Pharmacy Services — 0.2%
Express Scripts Holding Co.†	23,999	2,097,753
Pipelines — 0.3%
Columbia Pipeline Group, Inc.	13,808	276,160
Kinder Morgan, Inc.	64,935	968,830
ONEOK, Inc.	7,427	183,150
Spectra Energy Corp.	23,826	570,394
Williams Cos., Inc.	15,254	392,028
		2,390,562
Publishing-Newspapers — 0.0%
News Corp., Class A	13,540	180,894
News Corp., Class B	3,825	53,397
		234,291
Real Estate Investment Trusts — 0.7%
Apartment Investment & Management Co., Class A	2,553	102,197
Boston Properties, Inc.	1,962	250,233
Brixmor Property Group, Inc.	98,700	2,548,434
General Growth Properties, Inc.	8,059	219,285
HCP, Inc.	16,503	631,075
Host Hotels & Resorts, Inc.	13,870	212,766
Iron Mountain, Inc.	4,159	112,334
Macerich Co.	2,531	204,226
Realty Income Corp.	2,480	128,042
Simon Property Group, Inc.	4,172	811,204
SL Green Realty Corp.	2,052	231,835
Ventas, Inc.	6,381	360,080
Vornado Realty Trust	3,208	320,672

5

Welltower, Inc.	5,023	341,715
Weyerhaeuser Co.	9,057	271,529
		6,745,627
Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	1,944	141,018
Retail-Apparel/Shoe — 0.4%
Coach, Inc.	9,848	322,325
Gap, Inc.	8,129	200,786
PVH Corp.	48,315	3,558,400
Urban Outfitters, Inc.†	3,081	70,093
		4,151,604
Retail-Automobile — 0.0%
AutoNation, Inc.†	2,709	161,619
CarMax, Inc.†	3,020	162,989
		324,608
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	5,922	285,736
Retail-Building Products — 0.5%
Lowe’s Cos., Inc.	57,800	4,395,112
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A	3,743	104,954
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	10,581	322,191
Retail-Discount — 1.1%
Costco Wholesale Corp.	8,692	1,403,758
Dollar General Corp.	52,630	3,782,518
Target Corp.	21,862	1,587,400
Wal-Mart Stores, Inc.	55,676	3,412,939
		10,186,615
Retail-Drug Store — 0.9%
CVS Health Corp.	71,899	7,029,565
Walgreens Boots Alliance, Inc.	13,291	1,131,795
		8,161,360
Retail-Jewelry — 0.4%
Signet Jewelers, Ltd.	31,500	3,896,235
Tiffany & Co.	3,958	301,956
		4,198,191
Retail-Major Department Stores — 0.3%
Nordstrom, Inc.	54,302	2,704,783
Retail-Office Supplies — 0.0%
Staples, Inc.	22,840	216,295
Retail-Regional Department Stores — 0.1%
Kohl’s Corp.	6,736	320,836
Macy’s, Inc.	11,156	390,237
		711,073
Retail-Restaurants — 0.6%
Brinker International, Inc.	70,000	3,356,500
Darden Restaurants, Inc.	4,093	260,479
McDonald’s Corp.	11,079	1,308,873
Yum! Brands, Inc.	7,346	536,625
		5,462,477
Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.	5,058	165,245
Savings & Loans/Thrifts — 0.0%
People’s United Financial, Inc.	11,009	177,795
Security Services — 0.0%
ADT Corp.	2,341	77,206
Semiconductor Components-Integrated Circuits — 1.8%
Linear Technology Corp.	3,479	147,753
Maxim Integrated Products, Inc.	211,848	8,050,224
NXP Semiconductors NV†	21,720	1,829,910
QUALCOMM, Inc.	144,308	7,213,236
		17,241,123
Semiconductor Equipment — 0.5%
Applied Materials, Inc.	260,160	4,857,187
KLA-Tencor Corp.	2,656	184,194
		5,041,381
Shipbuilding — 0.4%
Huntington Ingalls Industries, Inc.	28,822	3,656,071
Steel-Producers — 0.5%
Nucor Corp.	11,342	457,082
Steel Dynamics, Inc.	222,364	3,973,645
		4,430,727
Telecom Services — 0.0%
Level 3 Communications, Inc.†	6,042	328,443
Telephone-Integrated — 1.8%
AT&T, Inc.	273,965	9,427,136
CenturyLink, Inc.	19,482	490,167
Frontier Communications Corp.	41,456	193,599
Verizon Communications, Inc.	160,172	7,403,150
		17,514,052
Television — 0.8%
AMC Networks, Inc., Class A†	36,098	2,695,799
CBS Corp., Class B	98,016	4,619,494
TEGNA, Inc.	3,855	98,379
		7,413,672
Tobacco — 1.5%
Altria Group, Inc.	28,700	1,670,627
British American Tobacco PLC ADR	49,042	5,416,689
Philip Morris International, Inc.	76,441	6,719,928
		13,807,244
Tools-Hand Held — 0.4%
Stanley Black & Decker, Inc.	33,703	3,597,121
Toys — 0.0%
Mattel, Inc.	12,043	327,208
Transport-Rail — 0.9%
CSX Corp.	34,598	897,818
Kansas City Southern	3,873	289,197
Norfolk Southern Corp.	10,595	896,231
Union Pacific Corp.	87,406	6,835,149
		8,918,395

6

Transport-Services — 0.3%
C.H. Robinson Worldwide, Inc.	2,650	164,353
Expeditors International of Washington, Inc.	2,448	110,405
FedEx Corp.	9,319	1,388,438
Ryder System, Inc.	1,896	107,749
United Parcel Service, Inc., Class B	11,364	1,093,558
		2,864,503
Transport-Truck — 0.0%
J.B. Hunt Transport Services, Inc.	1,317	96,615
Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co.	3,498	276,167
Web Portals/ISP — 0.1%
Yahoo!, Inc.†	30,831	1,025,439
Wireless Equipment — 0.0%
Motorola Solutions, Inc.	2,281	156,134
Total Common Stocks (cost $910,350,982)		933,488,660
EXCHANGE-TRADED FUNDS — 1.3%
iShares Russell 1000 Value ETF	9,220	902,269
iShares S&P 500 Value ETF	130,018	11,510,493
Total Exchange-Traded Funds (cost $12,462,356)		12,412,762
Total Long-Term Investment Securities (cost $922,813,338)		945,901,422
SHORT-TERM INVESTMENT SECURITIES — 0.4%
Time Deposits — 0.4%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 01/04/2016 (cost $3,716,000)	$3,716,000	3,716,000
REPURCHASE AGREEMENTS — 0.4%
Bank of America Securities LLC Joint Repurchase Agreement(3)	490,000	490,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	725,000	725,000
BNP Paribas SA Joint Repurchase Agreement(3)	715,000	715,000
Deutsche Bank AG Joint Repurchase Agreement(3)	320,000	320,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	715,000	715,000
State Street Bank and Trust Co. Joint Repurchase Agreement(3)	897,000	897,000
Total Repurchase Agreements (cost $3,862,000)		3,862,000
TOTAL INVESTMENTS (cost $930,391,338)(4)	99.9%	953,479,422
Other assets less liabilities	0.1	656,137
NET ASSETS	100.0%	$954,135,559

†                                Non-income producing security

(1)                        Security represents an investment in an affiliated company; see Note 3

(2)                        Security was valued using fair value procedures at December 31, 2015. The aggregate value of these securities was $3,486,536 representing 0.4% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(3)                        See Note 2 for details of Joint Repurchase Agreements.

(4)                        See Note 4 for cost of investments on a tax basis.

ADR            — American Depositary Receipt

ETF                — Exchange-Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of December 31, 2015	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 Citigroup Value Index	March 2016	$871,720	$872,900	$1,180

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2015 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other		Level 3 - Significant
	Quoted Prices	Observable Inputs		Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$930,002,124	$3,486,536	**	$—	$933,488,660
Exchange-Traded Funds	12,412,762	—		—	12,412,762
Short-Term Investment Securities	—	3,716,000		—	3,716,000
Repurchase Agreements	—	3,862,000		—	3,862,000
Total Investments at Value	$942,414,886	$11,064,536		$—	$953,479,422
Other Financial Instruments:+
Futures Contracts	$1,180	$—		$—	$1,180

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

** Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board.  See Note 1.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

7

SEASONS SERIES TRUST MID CAP GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2015 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 96.3%
Advanced Materials — 0.0%
Hexcel Corp.	2,396	$111,294
Advertising Agencies — 0.5%
Interpublic Group of Cos., Inc.	20,470	476,542
Omnicom Group, Inc.	7,776	588,332
		1,064,874
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc., Class A†	350	1,957
Advertising Services — 0.2%
Nielsen Holdings PLC	10,907	508,266
Aerospace/Defense — 0.6%
Rockwell Collins, Inc.	5,788	534,232
Spirit AeroSystems Holdings, Inc., Class A†	3,250	162,728
TransDigm Group, Inc.†	3,024	690,833
		1,387,793
Aerospace/Defense-Equipment — 0.1%
B/E Aerospace, Inc.	2,640	111,857
Harris Corp.	515	44,753
		156,610
Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	11,452	467,356
Airlines — 1.5%
Alaska Air Group, Inc.	7,922	637,800
Allegiant Travel Co.	700	117,481
Copa Holdings SA, Class A	2,100	101,346
JetBlue Airways Corp.†	2,906	65,821
Southwest Airlines Co.	31,322	1,348,726
Spirit Airlines, Inc.†	5,213	207,738
United Continental Holdings, Inc.†	18,700	1,071,510
		3,550,422
Apparel Manufacturers — 0.8%
Carter’s, Inc.	1,305	116,184
Hanesbrands, Inc.	37,990	1,118,046
Michael Kors Holdings, Ltd.†	4,577	183,355
Ralph Lauren Corp.	81	9,030
Under Armour, Inc., Class A†	4,442	358,069
		1,784,684
Appliances — 0.0%
Whirlpool Corp.	147	21,590
Applications Software — 2.7%
Check Point Software Technologies, Ltd.†	1,600	130,208
Citrix Systems, Inc.†	3,985	301,465
Dropbox, Inc., Class A†(1)(2)(3)	3,515	45,603
Dropbox, Inc., Class B†(1)(2)(3)	844	10,950
Intuit, Inc.	12,055	1,163,307
King Digital Entertainment PLC	1,998	35,724
NetSuite, Inc.†	5,292	447,809
PTC, Inc.†	2,859	99,007
Red Hat, Inc.†	12,059	998,606
ServiceNow, Inc.†	27,845	2,410,263
Tableau Software, Inc., Class A†	5,531	521,131
		6,164,073
Auction Houses/Art Dealers — 0.3%
KAR Auction Services, Inc.	8,284	306,757
Ritchie Bros. Auctioneers, Inc.	8,100	195,291
Sotheby’s	3,800	97,888
		599,936
Audio/Video Products — 0.6%
Harman International Industries, Inc.	14,301	1,347,297
Auto-Cars/Light Trucks — 0.5%
Ferrari NV†	3,440	165,120
Tesla Motors, Inc.†	4,509	1,082,205
		1,247,325
Auto-Heavy Duty Trucks — 0.2%
PACCAR, Inc.	10,276	487,082
Auto/Truck Parts & Equipment-Original — 1.3%
Allison Transmission Holdings, Inc.	2,426	62,809
BorgWarner, Inc.	14,627	632,325
Delphi Automotive PLC	8,880	761,282
Lear Corp.	1,462	179,577
Mobileye NV†	25,110	1,061,651
Visteon Corp.†	999	114,386
WABCO Holdings, Inc.†	2,957	302,383
		3,114,413
Banks-Commercial — 0.3%
BankUnited, Inc.	6,700	241,602
Signature Bank†	1,154	176,989
SVB Financial Group†	2,699	320,911
		739,502
Banks-Fiduciary — 1.1%
Citizens Financial Group, Inc.	36,891	966,176
Northern Trust Corp.	22,736	1,639,038
		2,605,214
Banks-Super Regional — 0.1%
Fifth Third Bancorp	8,000	160,800
Beverages-Non-alcoholic — 1.9%
Coca-Cola Enterprises, Inc.	5,794	285,296
Dr Pepper Snapple Group, Inc.	6,668	621,458
Monster Beverage Corp.†	22,932	3,415,951
		4,322,705
Beverages-Wine/Spirits — 0.8%
Brown-Forman Corp., Class A	630	69,369
Brown-Forman Corp., Class B	6,359	631,322
Constellation Brands, Inc., Class A	7,869	1,120,860
		1,821,551
Broadcast Services/Program — 0.3%
Discovery Communications, Inc., Class A†	3,522	93,967
Discovery Communications, Inc., Class C†	11,005	277,546
MSG Networks, Inc., Class A†	1,528	31,782
Scripps Networks Interactive, Inc., Class A	2,272	125,437
Starz, Class A†	2,143	71,791
		600,523
Building & Construction Products-Misc. — 0.9%
Armstrong World Industries, Inc.†	2,711	123,974
Fortune Brands Home & Security, Inc.	32,936	1,827,948

8

USG Corp.†	2,277	55,308
		2,007,230
Building & Construction-Misc. — 0.0%
TopBuild Corp. †	962	29,601
Building Products-Air & Heating — 0.1%
Lennox International, Inc.	1,004	125,400
Building Products-Cement — 0.3%
Eagle Materials, Inc.	3,349	202,380
Martin Marietta Materials, Inc.	234	31,960
Vulcan Materials Co.	4,930	468,202
		702,542
Building Products-Wood — 0.1%
Masco Corp.	8,670	245,361
Building-Heavy Construction — 0.8%
SBA Communications Corp., Class A†	16,760	1,760,973
Building-Maintenance & Services — 0.1%
Rollins, Inc.	12,660	327,894
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	1,133	63,618
Building-Residential/Commercial — 0.3%
D.R. Horton, Inc.	3,378	108,197
Lennar Corp., Class A	1,695	82,903
Lennar Corp., Class B	93	3,737
NVR, Inc.†	101	165,943
PulteGroup, Inc.	8,500	151,470
Toll Brothers, Inc.†	7,424	247,219
		759,469
Cable/Satellite TV — 0.2%
Cablevision Systems Corp., Class A	724	23,096
Charter Communications, Inc., Class A†	1,863	341,115
		364,211
Casino Hotels — 0.3%
MGM Resorts International†	15,574	353,841
Wynn Resorts, Ltd.	3,488	241,335
		595,176
Cellular Telecom — 0.1%
T-Mobile US, Inc.†	7,200	281,664
Chemicals-Diversified — 0.3%
Celanese Corp., Series A	6,570	442,358
Eastman Chemical Co.	920	62,109
FMC Corp.	2,403	94,030
Huntsman Corp.	3,230	36,725
		635,222
Chemicals-Plastics — 0.1%
PolyOne Corp.	3,900	123,864
Chemicals-Specialty — 0.7%
Ashland, Inc.	3,458	355,137
International Flavors & Fragrances, Inc.	2,010	240,477
NewMarket Corp.	610	232,245
Platform Specialty Products Corp.†	56,157	720,494
W.R. Grace & Co.†	1,809	180,158
		1,728,511
Coatings/Paint — 1.0%
Axalta Coating Systems, Ltd.†	2,507	66,812
RPM International, Inc.	11,913	524,887
Sherwin-Williams Co.	4,112	1,067,475
Valspar Corp.	7,820	648,669
		2,307,843
Coffee — 0.1%
Keurig Green Mountain, Inc.	3,214	289,196
Commercial Services — 1.2%
Aramark	4,397	141,803
Cintas Corp.	2,214	201,585
CoStar Group, Inc.†	11,051	2,284,131
Live Nation Entertainment, Inc.†	3,621	88,968
Quanta Services, Inc.†	800	16,200
ServiceMaster Global Holdings, Inc.†	2,553	100,180
		2,832,867
Commercial Services-Finance — 2.9%
Equifax, Inc.	6,859	763,887
FleetCor Technologies, Inc.†	2,282	326,166
Global Payments, Inc.	8,404	542,142
H&R Block, Inc.	5,512	183,605
McGraw Hill Financial, Inc.	20,706	2,041,198
Moody’s Corp.	7,715	774,123
Morningstar, Inc.	473	38,034
Sabre Corp.	14,027	392,335
SEI Investments Co.	3,465	181,566
Square, Inc., Class A†	593	7,762
Total System Services, Inc.	4,109	204,628
TransUnion†	6,754	186,208
Vantiv, Inc., Class A†	13,565	643,252
Western Union Co.	12,843	230,018
WEX, Inc.†	2,559	226,216
		6,741,140
Communications Software — 0.0%
SolarWinds, Inc.†	1,549	91,236
Computer Aided Design — 0.3%
ANSYS, Inc.†	2,321	214,692
Autodesk, Inc.†	6,506	396,411
		611,103
Computer Data Security — 0.1%
Fortinet, Inc.†	11,051	344,460
Computer Services — 0.5%
DST Systems, Inc.	682	77,789
EPAM Systems, Inc.†	2,100	165,102
Genpact, Ltd.†	11,055	276,154
IHS, Inc., Class A†	5,163	611,454
Leidos Holdings, Inc.	142	7,989

9

Teradata Corp.†	2,468	65,204
		1,203,692
Computer Software — 1.3%
Akamai Technologies, Inc.†	32,841	1,728,422
Rackspace Hosting, Inc.†	2,890	73,175
SS&C Technologies Holdings, Inc.	19,411	1,325,189
		3,126,786
Computers-Integrated Systems — 0.0%
VeriFone Systems, Inc.†	2,829	79,269
Computers-Memory Devices — 0.6%
NetApp, Inc.	2,178	57,782
Pure Storage, Inc., Class A†	48,413	753,790
Pure Storage, Inc., Class B†(2)(3)(4)	7,349	114,299
SanDisk Corp.	4,700	357,153
		1,283,024
Computers-Other — 0.0%
3D Systems Corp.†	1,019	8,855
Consulting Services — 0.9%
Booz Allen Hamilton Holding Corp.	2,341	72,220
Gartner, Inc.†	6,763	613,404
Towers Watson & Co., Class A	2,706	347,613
Verisk Analytics, Inc.†	12,504	961,307
		1,994,544
Consumer Products-Misc. — 1.5%
Clorox Co.	3,885	492,734
Jarden Corp.†	29,472	1,683,441
Samsonite International SA(5)	399,390	1,200,779
Spectrum Brands Holdings, Inc.	627	63,829
		3,440,783
Containers-Metal/Glass — 0.4%
Ball Corp.	11,327	823,813
Crown Holdings, Inc.†	1,523	77,216
Owens-Illinois, Inc.†	251	4,372
Silgan Holdings, Inc.	1,007	54,096
		959,497
Containers-Paper/Plastic — 0.3%
Bemis Co., Inc.	262	11,709
Graphic Packaging Holding Co.	4,720	60,557
Packaging Corp. of America	2,433	153,401
Sealed Air Corp.	12,320	549,472
WestRock Co.	600	27,372
		802,511
Cosmetics & Toiletries — 0.0%
Coty, Inc., Class A	2,067	52,977
Cruise Lines — 0.3%
Norwegian Cruise Line Holdings, Ltd.†	7,102	416,177
Royal Caribbean Cruises, Ltd.	2,500	253,025
		669,202
Data Processing/Management — 1.2%
Broadridge Financial Solutions, Inc.	2,981	160,169
Dun & Bradstreet Corp.	264	27,437
Fidelity National Information Services, Inc.	11,437	693,082
First Data Corp., Class A†	3,405	56,044
Fiserv, Inc.†	12,189	1,114,806
Jack Henry & Associates, Inc.	2,034	158,774
Paychex, Inc.	10,686	565,183
		2,775,495
Decision Support Software — 0.2%
MSCI, Inc.	5,975	430,977
Dental Supplies & Equipment — 0.3%
Align Technology, Inc.†	4,907	323,126
DENTSPLY International, Inc.	4,789	291,410
Patterson Cos., Inc.	1,170	52,896
		667,432
Diagnostic Equipment — 0.0%
VWR Corp.†	384	10,871
Diagnostic Kits — 0.3%
Alere, Inc.†	1,358	53,084
IDEXX Laboratories, Inc.†	7,826	570,672
		623,756
Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc.†	4,362	304,075
Disposable Medical Products — 0.1%
C.R. Bard, Inc.	1,845	349,517
Distribution/Wholesale — 1.2%
Fastenal Co.	36,070	1,472,378
Fossil Group, Inc.†	2,454	89,718
Genuine Parts Co.	3,516	301,989
HD Supply Holdings, Inc.†	4,239	127,297
Ingram Micro, Inc., Class A	215	6,532
LKQ Corp.†	7,565	224,151
Watsco, Inc.	646	75,666
WW Grainger, Inc.	2,568	520,251
		2,817,982
Diversified Financial Services — 0.3%
Julius Baer Group, Ltd.(5)	15,871	760,915
Diversified Manufacturing Operations — 0.4%
A.O. Smith Corp.	1,845	141,345
Carlisle Cos., Inc.	351	31,130
Colfax Corp.†	4,400	102,740
Ingersoll-Rand PLC	459	25,378
Parker-Hannifin Corp.	1,561	151,386
Textron, Inc.	10,965	460,640
		912,619
Diversified Operations — 0.0%
Leucadia National Corp.	1,094	19,025
Drug Delivery Systems — 0.5%
Catalent, Inc.†	13,200	330,396
DexCom, Inc.†	9,709	795,167
		1,125,563
E-Commerce/Products — 0.2%
The Honest Company, Inc.†(1)(2)(3)	1,850	83,860
Vipshop Holdings, Ltd. ADR†	14,000	213,780

10

Wayfair, Inc., Class A†	3,430	163,337
		460,977
E-Commerce/Services — 1.1%
Ctrip.com International, Ltd. ADR†	5,800	268,714
Expedia, Inc.	2,607	324,064
Groupon, Inc.†	11,236	34,495
IAC/InterActiveCorp	1,826	109,651
Liberty Ventures, Series A†	3,524	158,968
Match Group, Inc.†	3,750	50,812
MercadoLibre, Inc.	1,300	148,642
TripAdvisor, Inc.†	4,688	399,652
Zillow Group, Inc., Class A†	14,811	385,678
Zillow Group, Inc., Class C†	33,747	792,380
		2,673,056
E-Services/Consulting — 0.5%
CDW Corp.	25,217	1,060,123
Electric Products-Misc. — 0.7%
AMETEK, Inc.	28,588	1,532,031
Electric-Transmission — 0.0%
ITC Holdings Corp.	1,423	55,853
Electronic Components-Misc. — 0.1%
Gentex Corp.	11,457	183,427
Jabil Circuit, Inc.	894	20,821
		204,248
Electronic Components-Semiconductors — 1.2%
ARM Holdings PLC ADR	9,000	407,160
IPG Photonics Corp.†	3,258	290,483
Microchip Technology, Inc.	10,387	483,411
Microsemi Corp.†	4,500	146,655
ON Semiconductor Corp.†	9,853	96,559
Qorvo, Inc.†	3,513	178,812
Skyworks Solutions, Inc.	10,053	772,372
Xilinx, Inc.	7,585	356,268
		2,731,720
Electronic Connectors — 0.4%
Amphenol Corp., Class A	18,583	970,590
Electronic Design Automation — 0.1%
Cadence Design Systems, Inc.†	7,278	151,455
Synopsys, Inc.†	281	12,817
		164,272
Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	6,700	280,127
Fitbit, Inc., Class A†	704	20,831
FLIR Systems, Inc.	2,198	61,698
Keysight Technologies, Inc.†	6,534	185,108
National Instruments Corp.	614	17,616
Trimble Navigation, Ltd.†	8,142	174,646
		740,026
Electronic Security Devices — 0.4%
Allegion PLC	8,779	578,712
Tyco International PLC	9,153	291,889
		870,601
Energy-Alternate Sources — 0.2%
First Solar, Inc.†	6,825	450,382
SolarCity Corp.†	1,470	74,999
SunEdison, Inc.†	6,233	31,726
TerraForm Power, Inc., Class A	64	805
		557,912
Engineering/R&D Services — 0.0%
AECOM†	492	14,775
Enterprise Software/Service — 2.5%
Atlassian Corp. PLC, Class A†	3,545	106,634
Atlassian Corp. PLC, Class A FDR † (2)(3)(4)	6,717	191,945
CDK Global, Inc.	3,985	189,168
Guidewire Software, Inc.†	16,700	1,004,672
Inovalon Holdings, Inc., Class A†	629	10,693
Qlik Technologies, Inc.†	4,500	142,470
Tyler Technologies, Inc.†	3,520	613,606
Ultimate Software Group, Inc.†	709	138,617
Veeva Systems, Inc., Class A†	59,371	1,712,853
Workday, Inc., Class A†	23,936	1,907,220
		6,017,878
Entertainment Software — 0.4%
Electronic Arts, Inc.†	12,423	853,709
Filtration/Separation Products — 0.2%
CLARCOR, Inc.	2,700	134,136
Donaldson Co., Inc.	10,355	296,774
		430,910
Finance-Auto Loans — 0.0%
Ally Financial, Inc.†	885	16,497
Credit Acceptance Corp.†	210	44,944
		61,441
Finance-Consumer Loans — 0.0%
LendingClub Corp.†	1,659	18,332
Santander Consumer USA Holdings, Inc.†	122	1,933
SLM Corp.†	9,740	63,505
		83,770
Finance-Credit Card — 0.4%
Alliance Data Systems Corp.†	3,141	868,706
Finance-Investment Banker/Broker — 1.0%
E*TRADE Financial Corp.†	9,900	293,436
Interactive Brokers Group, Inc., Class A	124	5,407
Lazard, Ltd., Class A	10,733	483,092
LPL Financial Holdings, Inc.	6,149	262,255
Raymond James Financial, Inc.	11,100	643,467
TD Ameritrade Holding Corp.	16,858	585,141
		2,272,798
Finance-Leasing Companies — 0.4%
AerCap Holdings NV†	20,128	868,724
Air Lease Corp.	133	4,453
		873,177
Finance-Mortgage Loan/Banker — 0.3%
CoreLogic, Inc.†	9,905	335,383
FNF Group	10,700	370,969
		706,352
Finance-Other Services — 0.6%
CBOE Holdings, Inc.	8,475	550,028

11

Intercontinental Exchange, Inc.	3,085	790,562
		1,340,590
Food-Baking — 0.1%
Flowers Foods, Inc.	14,306	307,436
Food-Confectionery — 0.4%
Hershey Co.	8,422	751,832
J.M. Smucker Co.	1,400	172,676
		924,508
Food-Dairy Products — 0.1%
WhiteWave Foods Co.†	4,354	169,414
Food-Meat Products — 0.1%
Hormel Foods Corp.	3,327	263,099
Tyson Foods, Inc., Class A	373	19,892
		282,991
Food-Misc./Diversified — 1.2%
Blue Buffalo Pet Products, Inc.†	7,828	146,462
Campbell Soup Co.	2,549	133,950
ConAgra Foods, Inc.	1,443	60,837
Hain Celestial Group, Inc.†	7,150	288,789
Ingredion, Inc.	217	20,797
Kellogg Co.	5,590	403,989
McCormick & Co., Inc.	7,977	682,512
Nomad Foods, Ltd.†(5)	81,507	962,168
		2,699,504
Food-Retail — 0.3%
Fresh Market, Inc.†	3,400	79,628
Sprouts Farmers Market, Inc.†	10,013	266,246
Whole Foods Market, Inc.	11,761	393,993
		739,867
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	4,607	188,887
Footwear & Related Apparel — 0.1%
Skechers U.S.A., Inc., Class A†	3,051	92,171
Wolverine World Wide, Inc.	4,100	68,511
		160,682
Funeral Services & Related Items — 0.2%
Service Corp. International	15,825	411,767
Gambling (Non-Hotel) — 0.0%
International Game Technology PLC	1,574	25,467
Garden Products — 0.1%
Scotts Miracle-Gro Co., Class A	1,005	64,832
Toro Co.	1,384	101,129
		165,961
Gas-Distribution — 0.2%
Atmos Energy Corp.	4,200	264,768
NiSource, Inc.	9,200	179,492
		444,260
Gold Mining — 0.0%
Royal Gold, Inc.	84	3,063
Hazardous Waste Disposal — 0.6%
Clean Harbors, Inc.†	985	41,025
Stericycle, Inc.†	10,723	1,293,194
		1,334,219
Heart Monitors — 0.2%
HeartWare International, Inc.†	8,328	419,731
Home Decoration Products — 0.2%
Newell Rubbermaid, Inc.	10,567	465,793
Home Furnishings — 0.1%
Leggett & Platt, Inc.	3,426	143,960
Tempur Sealy International, Inc.†	1,517	106,888
		250,848
Hotels/Motels — 2.4%
Choice Hotels International, Inc.	6,580	331,698
Diamond Resorts International, Inc.†	53,154	1,355,958
Extended Stay America, Inc.	10,584	168,286
Hilton Worldwide Holdings, Inc.	48,064	1,028,569
Marriott International, Inc., Class A	10,467	701,708
Starwood Hotels & Resorts Worldwide, Inc.	10,049	696,195
Wyndham Worldwide Corp.	16,410	1,192,186
		5,474,600
Housewares — 0.0%
Tupperware Brands Corp.	1,171	65,166
Human Resources — 0.3%
ManpowerGroup, Inc.	3,300	278,157
Robert Half International, Inc.	6,658	313,858
Team Health Holdings, Inc.†	2,300	100,947
		692,962
Independent Power Producers — 0.0%
Calpine Corp.†	1,073	15,526
Industrial Audio & Video Products — 0.4%
GoPro, Inc., Class A†	2,217	39,928
IMAX Corp.†	23,537	836,505
		876,433
Industrial Automated/Robotic — 0.3%
Cognex Corp.	5,966	201,472
Nordson Corp.	3,713	238,189
Rockwell Automation, Inc.	3,345	343,230
		782,891
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	2,100	273,231
Airgas, Inc.	379	52,423
		325,654
Instruments-Controls — 0.5%
Mettler-Toledo International, Inc.†	1,894	642,312
Sensata Technologies Holding NV†	11,500	529,690
		1,172,002
Instruments-Scientific — 0.2%
FEI Co.	2,000	159,580
PerkinElmer, Inc.	435	23,303
Waters Corp.†	2,056	276,696
		459,579

12

Insurance Brokers — 0.6%
Aon PLC	12,409	1,144,234
Arthur J. Gallagher & Co.	2,317	94,858
Erie Indemnity Co., Class A	602	57,575
		1,296,667
Insurance-Property/Casualty — 0.1%
AmTrust Financial Services, Inc.	52	3,202
Markel Corp.†	34	30,034
Progressive Corp.	6,900	219,420
		252,656
Internet Application Software — 0.3%
Splunk, Inc.†	8,015	471,362
Zendesk, Inc.†	12,200	322,568
		793,930
Internet Content-Entertainment — 0.3%
Pandora Media, Inc.†	11,457	153,638
Twitter, Inc.†	20,758	480,340
		633,978
Internet Content-Information/News — 0.5%
LinkedIn Corp., Class A†	5,120	1,152,410
Yelp, Inc.†	1,615	46,512
		1,198,922
Internet Infrastructure Software — 0.1%
F5 Networks, Inc.†	3,288	318,804
Internet Security — 0.3%
FireEye, Inc.†	3,430	71,138
VeriSign, Inc.†	7,972	696,434
		767,572
Investment Management/Advisor Services — 0.9%
Affiliated Managers Group, Inc.†	1,360	217,274
Ameriprise Financial, Inc.	3,757	399,820
Artisan Partners Asset Management, Inc., Class A	881	31,769
Eaton Vance Corp.	2,929	94,987
Federated Investors, Inc., Class B	2,330	66,754
Financial Engines, Inc.	3,600	121,212
Invesco, Ltd.	11,505	385,187
Legg Mason, Inc.	794	31,149
NorthStar Asset Management Group, Inc.	4,821	58,527
T. Rowe Price Group, Inc.	6,481	463,327
Waddell & Reed Financial, Inc., Class A	1,965	56,317
WisdomTree Investments, Inc.	9,900	155,232
		2,081,555
Lighting Products & Systems — 0.1%
Acuity Brands, Inc.	1,079	252,270
Machine Tools & Related Products — 0.0%
Lincoln Electric Holdings, Inc.	1,730	89,770
Machinery-Electrical — 0.0%
Babcock & Wilcox Enterprises, Inc.†	264	5,510
Regal Beloit Corp.	57	3,335
		8,845
Machinery-General Industrial — 1.3%
BWX Technologies, Inc.	529	16,806
IDEX Corp.	5,016	384,276
Middleby Corp.†	12,727	1,372,862
Roper Technologies, Inc.	3,356	636,935
Wabtec Corp.	6,701	476,575
Zebra Technologies Corp., Class A†	1,285	89,500
		2,976,954
Machinery-Pumps — 0.5%
Flowserve Corp.	8,157	343,247
Graco, Inc.	7,057	508,598
Xylem, Inc.	5,500	200,750
		1,052,595
Medical Information Systems — 1.6%
Allscripts Healthcare Solutions, Inc.†	1,398	21,501
athenahealth, Inc.†	6,277	1,010,409
Cerner Corp.†	39,820	2,395,969
IMS Health Holdings, Inc.†	3,323	84,637
Medidata Solutions, Inc.†	2,700	133,083
		3,645,599
Medical Instruments — 2.2%
Bio-Techne Corp.	381	34,290
Boston Scientific Corp.†	76,774	1,415,712
Bruker Corp.†	9,260	224,740
Edwards Lifesciences Corp.†	5,350	422,543
Intuitive Surgical, Inc.†	5,179	2,828,563
St. Jude Medical, Inc.	3,944	243,621
		5,169,469
Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings†	825	102,003
Medical Products — 1.5%
Becton Dickinson and Co.	10,398	1,602,228
Cooper Cos., Inc.	817	109,641
Henry Schein, Inc.†	4,078	645,099
Hill-Rom Holdings, Inc.	1,294	62,190
Sirona Dental Systems, Inc.†	3,980	436,089
Teleflex, Inc.	2,000	262,900
Varian Medical Systems, Inc.†	2,480	200,384
West Pharmaceutical Services, Inc.	2,400	144,528
Zimmer Biomet Holdings, Inc.	260	26,673
		3,489,732
Medical-Biomedical/Gene — 2.9%
Alnylam Pharmaceuticals, Inc.†	7,182	676,114
BioMarin Pharmaceutical, Inc.†	8,592	900,098
Bluebird Bio, Inc.†	2,089	134,156
Charles River Laboratories International, Inc.†	1,177	94,619
Illumina, Inc.†	2,986	573,148
Incyte Corp.†	14,345	1,555,715
Intercept Pharmaceuticals, Inc.†	1,095	163,538
Intrexon Corp.†	1,151	34,703
Ionis Pharmaceuticals, Inc.†	9,350	579,046
Juno Therapeutics, Inc.†	295	12,971
Medivation, Inc.†	3,910	189,009
Puma Biotechnology, Inc.†	1,621	127,086
Regeneron Pharmaceuticals, Inc.†	1,567	850,677
Seattle Genetics, Inc.†	6,218	279,064

13

Ultragenyx Pharmaceutical, Inc.†	1,000	112,180
United Therapeutics Corp.†	2,149	336,555
Vertex Pharmaceuticals, Inc.†	1,458	183,460
		6,802,139
Medical-Drugs — 3.4%
ACADIA Pharmaceuticals, Inc.†	5,400	192,510
Akorn, Inc.†	6,547	244,269
Alkermes PLC†	10,261	814,518
Allergan PLC†	4,576	1,430,000
Anacor Pharmaceuticals, Inc.†	2,391	270,111
Baxalta, Inc.	7,300	284,919
Clovis Oncology, Inc.†	1,000	35,000
Eisai Co., Ltd.(5)	13,600	899,000
Endo International PLC†	6,531	399,828
Horizon Pharma PLC†	4,500	97,515
Ironwood Pharmaceuticals, Inc.†	5,000	57,950
Jazz Pharmaceuticals PLC†	2,818	396,098
Mallinckrodt PLC†	3,045	227,248
Ono Pharmaceutical Co., Ltd.(5)	4,680	831,800
OPKO Health, Inc.†	7,499	75,365
Pacira Pharmaceuticals, Inc.†	1,900	145,901
Quintiles Transnational Holdings, Inc.†	4,264	292,766
Zoetis, Inc.	24,034	1,151,709
		7,846,507
Medical-Generic Drugs — 0.7%
Mylan NV†	30,178	1,631,724
Perrigo Co. PLC	671	97,094
		1,728,818
Medical-HMO — 0.4%
Centene Corp.†	6,856	451,193
Health Net, Inc.†	315	21,565
Humana, Inc.	1,500	267,765
WellCare Health Plans, Inc.†	2,600	203,346
		943,869
Medical-Hospitals — 0.2%
Acadia Healthcare Co., Inc.†	1,284	80,199
LifePoint Health, Inc.†	106	7,780
Tenet Healthcare Corp.†	2,466	74,720
Universal Health Services, Inc., Class B	1,709	204,208
		366,907
Medical-Outpatient/Home Medical — 0.0%
Premier, Inc., Class A†	934	32,942
Medical-Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	10,932	1,133,758
Miscellaneous Manufacturing — 0.0%
AptarGroup, Inc.	286	20,778
Motion Pictures & Services — 0.0%
Lions Gate Entertainment Corp.	2,360	76,440
Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	5,103	231,625
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	305	11,556
Multimedia — 0.2%
FactSet Research Systems, Inc.	1,887	306,770
Markit Ltd†	7,300	220,241
		527,011
Networking Products — 1.3%
Arista Networks, Inc.†	13,384	1,041,811
Palo Alto Networks, Inc.†	11,230	1,978,052
		3,019,863
Non-Hazardous Waste Disposal — 0.1%
Covanta Holding Corp.	2,845	44,069
Waste Connections, Inc.	2,600	146,432
		190,501
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	1,939	40,040
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	2,103	131,774
Oil Companies-Exploration & Production — 1.3%
Cabot Oil & Gas Corp.	15,487	273,965
Cimarex Energy Co.	1,400	125,132
Concho Resources, Inc.†	4,759	441,921
Continental Resources, Inc.†	3,000	68,940
Diamondback Energy, Inc.†	8,191	547,978
Energen Corp.	7,715	316,238
EQT Corp.	2,500	130,325
Memorial Resource Development Corp.†	2,229	35,998
Newfield Exploration Co.†	11,200	364,672
Pioneer Natural Resources Co.	4,444	557,189
Range Resources Corp.	4,776	117,537
		2,979,895
Oil Field Machinery & Equipment — 0.0%
FMC Technologies, Inc.†	3,738	108,439
Oil Refining & Marketing — 0.1%
CVR Energy, Inc.	132	5,194
HollyFrontier Corp.	721	28,761
Murphy USA, Inc.†	66	4,009
Tesoro Corp.	1,990	209,686
		247,650
Oil-Field Services — 0.1%
Oceaneering International, Inc.	3,328	124,866
RPC, Inc.	177	2,115
Targa Resources Corp.	679	18,374
		145,355
Paper & Related Products — 0.2%
International Paper Co.	9,945	374,927
Patient Monitoring Equipment — 0.3%
Insulet Corp.†	21,444	810,798
Physicians Practice Management — 0.3%
Envision Healthcare Holdings, Inc.†	11,816	306,862
MEDNAX, Inc.†	4,840	346,834
		653,696
Pipelines — 0.1%
Columbia Pipeline Group, Inc.	4,600	92,000
ONEOK, Inc.	2,336	57,606
		149,606

14

Platinum — 0.1%
Stillwater Mining Co.†	17,400	149,118
Poultry — 0.0%
Pilgrim’s Pride Corp.	171	3,777
Power Converter/Supply Equipment — 0.2%
Generac Holdings, Inc.†	5,400	160,758
Hubbell, Inc.	1,989	200,969
SunPower Corp.†	101	3,031
		364,758
Precious Metals — 0.0%
Tahoe Resources, Inc.	509	4,413
Printing-Commercial — 0.0%
RR Donnelley & Sons Co.	2,723	40,083
Professional Sports — 0.0%
Madison Square Garden Co., Class A†	509	82,356
Quarrying — 0.1%
Compass Minerals International, Inc.	2,435	183,282
Radio — 0.1%
Sirius XM Holdings, Inc.†	57,171	232,686
Real Estate Investment Trusts — 2.7%
American Campus Communities, Inc.	3,800	157,092
Boston Properties, Inc.	3,482	444,094
Columbia Property Trust, Inc.	379	8,899
Crown Castle International Corp.	17,700	1,530,165
Digital Realty Trust, Inc.	2,105	159,180
Empire State Realty Trust, Inc., Class A	1,304	23,563
Equinix, Inc.	6,321	1,911,470
Equity LifeStyle Properties, Inc.	2,094	139,607
Extra Space Storage, Inc.	3,023	266,659
Federal Realty Investment Trust	3,306	483,007
Gaming and Leisure Properties, Inc.	296	8,229
Healthcare Trust of America, Inc., Class A	304	8,199
Iron Mountain, Inc.	7,052	190,474
Lamar Advertising Co. Class A	2,012	120,680
Omega Healthcare Investors, Inc.	1,234	43,165
Plum Creek Timber Co., Inc.	1,790	85,419
Post Properties, Inc.	456	26,977
Tanger Factory Outlet Centers, Inc.	2,382	77,891
Taubman Centers, Inc.	2,569	197,094
Welltower, Inc.	3,932	267,494
Weyerhaeuser Co.	1,106	33,158
		6,182,516
Real Estate Management/Services — 0.8%
CBRE Group, Inc., Class A†	39,889	1,379,362
Four Corners Property Trust, Inc.†	207	5,001
Jones Lang LaSalle, Inc.	2,411	385,423
Realogy Holdings Corp.†	1,326	48,624
WeWork Cos., Inc., Class A†(1)(2)(3)	2,244	73,804
		1,892,214
Real Estate Operations & Development — 0.0%
Howard Hughes Corp.†	397	44,925
Recreational Vehicles — 0.2%
Brunswick Corp.	1,698	85,766
Polaris Industries, Inc.	3,452	296,699
		382,465
Rental Auto/Equipment — 0.3%
Aaron’s, Inc.	238	5,329
Avis Budget Group, Inc.†	6,287	228,155
Hertz Global Holdings, Inc.†	14,396	204,855
United Rentals, Inc.†	2,411	174,894
		613,233
Resort/Theme Parks — 0.0%
Six Flags Entertainment Corp.	1,788	98,233
Respiratory Products — 0.1%
ResMed, Inc.	3,504	188,130
Retail-Apparel/Shoe — 2.2%
Burlington Stores, Inc.†	7,300	313,170
Coach, Inc.	8,560	280,169
DSW, Inc., Class A	107	2,553
Foot Locker, Inc.	3,007	195,726
Gap, Inc.	5,926	146,372
Kate Spade & Co.†	58,169	1,033,663
L Brands, Inc.	11,754	1,126,268
lululemon athletica, Inc.†	5,073	266,180
PVH Corp.	4,100	301,965
Ross Stores, Inc.	24,391	1,312,480
Urban Outfitters, Inc.†	2,183	49,663
		5,028,209
Retail-Arts & Crafts — 0.1%
Michaels Cos., Inc.†	11,358	251,125
Retail-Auto Parts — 1.5%
Advance Auto Parts, Inc.	6,244	939,785
AutoZone, Inc.†	1,775	1,316,890
O’Reilly Automotive, Inc.†	4,710	1,193,608
		3,450,283
Retail-Automobile — 0.6%
AutoNation, Inc.†	1,811	108,044
CarMax, Inc.†	17,503	944,637
Copart, Inc.†	6,811	258,886
Penske Automotive Group, Inc.	395	16,725
		1,328,292
Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	4,260	205,545
Retail-Catalog Shopping — 0.1%
Liberty Interactive Corp. QVC Group, Class A†	11,573	316,174
MSC Industrial Direct Co., Inc., Class A	362	20,370
		336,544
Retail-Discount — 0.9%
Dollar General Corp.	18,053	1,297,469
Dollar Tree, Inc.†	10,548	814,517
		2,111,986

15

Retail-Drug Store — 0.2%
Rite Aid Corp.†	59,208	464,191
Retail-Gardening Products — 0.3%
Tractor Supply Co.	8,792	751,716
Retail-Home Furnishings — 0.1%
Restoration Hardware Holdings, Inc.†	1,800	143,010
Retail-Jewelry — 0.5%
Signet Jewelers, Ltd.	4,496	556,110
Tiffany & Co.	7,018	535,403
		1,091,513
Retail-Mail Order — 0.1%
Williams-Sonoma, Inc.	5,477	319,912
Retail-Major Department Stores — 0.1%
Nordstrom, Inc.	3,489	173,787
Sears Holdings Corp.†	32	658
		174,445
Retail-Misc./Diversified — 0.2%
CST Brands, Inc.	1,575	61,645
Five Below, Inc.†	4,500	144,450
PriceSmart, Inc.	1,700	141,083
Sally Beauty Holdings, Inc.†	3,921	109,357
		456,535
Retail-Office Supplies — 0.0%
Office Depot, Inc.†	2,408	13,581
Retail-Perfume & Cosmetics — 0.2%
Ulta Salon Cosmetics & Fragrance, Inc.†	2,796	517,260
Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	323	12,423
Retail-Regional Department Stores — 0.1%
Dillard’s, Inc., Class A	69	4,534
Macy’s, Inc.	5,651	197,672
		202,206
Retail-Restaurants — 1.9%
Bloomin’ Brands, Inc.	9,000	152,010
Brinker International, Inc.	5,219	250,251
Chipotle Mexican Grill, Inc.†	1,570	753,364
Darden Restaurants, Inc.	622	39,584
Domino’s Pizza, Inc.	1,371	152,524
Dunkin’ Brands Group, Inc.	2,393	101,918
Jack in the Box, Inc.	10,931	838,517
Panera Bread Co., Class A†	10,518	2,048,696
Papa John’s International, Inc.	2,700	150,849
Restaurant Brands International LP	20	736
		4,488,449
Retail-Sporting Goods — 0.1%
Cabela’s, Inc.†	118	5,514
Dick’s Sporting Goods, Inc.	4,575	161,726
Vista Outdoor, Inc.†	206	9,169
		176,409
Retail-Vitamins & Nutrition Supplements — 0.0%
GNC Holdings, Inc., Class A	2,153	66,786
Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.†	988	18,238
Satellite Telecom — 0.1%
DigitalGlobe, Inc.†	12,870	201,544
Semiconductor Components-Integrated Circuits — 0.9%
Analog Devices, Inc.	7,135	394,708
Atmel Corp.	10,380	89,372
Integrated Device Technology, Inc.†	4,300	113,305
Linear Technology Corp.	13,056	554,489
Maxim Integrated Products, Inc.	2,435	92,530
NXP Semiconductors NV†	9,177	773,162
		2,017,566
Semiconductor Equipment — 0.9%
Applied Materials, Inc.	60,154	1,123,075
KLA-Tencor Corp.	9,477	657,230
Lam Research Corp.	2,811	223,250
		2,003,555
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	1,208	153,235
Silver Mining — 0.1%
Silver Wheaton Corp.	9,400	116,748
Soap & Cleaning Preparation — 0.2%
Church & Dwight Co., Inc.	6,553	556,219
Steel Pipe & Tube — 0.1%
Valmont Industries, Inc.	1,429	151,503
Steel-Producers — 0.0%
Carpenter Technology Corp.	2,100	63,567
Steel Dynamics, Inc.	665	11,884
		75,451
Telecom Services — 0.0%
Level 3 Communications, Inc.†	855	46,478
Telecommunication Equipment — 0.1%
ARRIS Group, Inc.†	1,733	52,978
CommScope Holding Co., Inc.†	1,158	29,981
Juniper Networks, Inc.	1,737	47,941
		130,900
Telephone-Integrated — 0.0%
Zayo Group Holdings, Inc.†	3,087	82,083
Television — 0.0%
AMC Networks, Inc., Class A†	1,488	111,124
Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	1,077	203,973
Theaters — 0.1%
Cinemark Holdings, Inc.	2,880	96,278
Regal Entertainment Group, Class A	2,057	38,816
		135,094
Therapeutics — 0.1%
Agios Pharmaceuticals, Inc.†	1,342	87,123
Neurocrine Biosciences, Inc.†	1,800	101,826
		188,949
Tools-Hand Held — 0.3%
Snap-on, Inc.	3,344	573,262

16

Stanley Black & Decker, Inc.	350	37,355
		610,617
Toys — 0.1%
Hasbro, Inc.	2,247	151,358
Mattel, Inc.	7,300	198,341
		349,699
Transactional Software — 0.1%
Black Knight Financial Services, Inc., Class A†	7,550	249,603
Solera Holdings, Inc.	1,668	91,456
		341,059
Transport-Equipment & Leasing — 0.0%
AMERCO	85	33,108
Transport-Marine — 0.0%
Kirby Corp.†	2,000	105,240
Teekay Corp.	448	4,422
		109,662
Transport-Rail — 0.7%
Genesee & Wyoming, Inc., Class A†	4,214	226,250
Kansas City Southern	17,389	1,298,436
		1,524,686
Transport-Services — 0.3%
C.H. Robinson Worldwide, Inc.	6,526	404,742
Expeditors International of Washington, Inc.	9,057	408,471
		813,213
Transport-Truck — 0.7%
J.B. Hunt Transport Services, Inc.	5,887	431,870
Landstar System, Inc.	15,617	915,937
Old Dominion Freight Line, Inc.†	4,835	285,604
		1,633,411
Veterinary Diagnostics — 0.0%
VCA, Inc.†	1,927	105,985
Vitamins & Nutrition Products — 0.4%
Herbalife, Ltd.†	1,554	83,326
Mead Johnson Nutrition Co.	11,236	887,082
		970,408
Web Hosting/Design — 0.0%
GoDaddy, Inc., Class A†	585	18,755
Wireless Equipment — 0.2%
Motorola Solutions, Inc.	6,510	445,610
X-Ray Equipment — 0.7%
Hologic, Inc.†	44,593	1,725,303
Total Common Stocks (cost $193,147,591)		223,690,941
CONVERTIBLE PREFERRED SECURITIES — 1.5%
Advertising Services — 0.0%
Nanigans, Inc., Series B†(1)(2)(3)	6,300	68,787
Applications Software — 0.1%
Dropbox, Inc., Series A†(1)(2)(3)	1,047	13,583
Dropbox, Inc., Series A-1†(1)(2)(3)	5,146	66,763
Dropbox, Inc., Series C† (1)(2)(3)	3,310	65,604
Magic Leap, Inc., Series C†(1)(2)(3)	4,974	114,566
Tanium, Inc., Series G†(1)(2)(3)	10,873	161,930
		422,446
Computer Software — 0.1%
Zuora, Inc., Series F†(1)(2)(3)	35,671	147,678
E-Commerce/Products — 0.2%
Flipkart Online Services Pvt., Ltd., Series G†(1)(2)(3)	721	88,759
One Kings Lane, Inc., Series E†(1)(2)(3)	11,800	153,518
The Honest Company, Inc.†(1)(2)(3)	4,317	195,689
		437,966
E-Commerce/Services — 0.7%
Airbnb, Inc., Series D†(1)(2)(3)	2,091	192,542
Airbnb, Inc., Series E†(1)(2)(3)	2,711	261,916
Uber Technologies, Inc., Series E†(1)(2)(3)	25,472	1,242,325
		1,696,783
Electronic Forms — 0.1%
Docusign, Inc., Series B†(1)(2)(3)	358	6,831
Docusign, Inc., Series B-1†(1)(2)(3)	107	2,042
Docusign, Inc., Series D†(1)(2)(3)	257	4,903
Docusign, Inc., Series E†(1)(2)(3)	6,656	126,996
Docusign, Inc., Series F†(1)(2)(3)	1,498	28,582
		169,354
Entertainment Software — 0.1%
DraftKings, Inc., Series D†(1) (2)(3)	23,516	73,605
DraftKings, Inc., Series D-1†(1) (2)(3)	20,325	82,317
		155,922
Real Estate Management/Services — 0.1%
WeWork Cos., Inc., Series D-1†(1)(2)(3)	3,588	118,008
WeWork Cos., Inc., Series D-2†(1)(2)(3)	2,819	92,715
WeWork Cos., Inc., Series E†(1)(2)(3)	2,120	69,726
		280,449
Web Portals/ISP — 0.1%
Pinterest, Inc., Series G†(1)(2)(3)	3,898	139,921
Total Convertible Preferred Securities (cost $2,442,085)		3,519,306
EXCHANGE-TRADED FUNDS — 1.0%
iShares Russell Midcap Growth Index Fund (cost $4,682,601)	23,808	2,189,622

17

Total Long-Term Investment Securities (cost $200,272,277)		229,399,869

SHORT-TERM INVESTMENT SECURITIES — 0.1%
Registered Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund 0.09%(8)	143,713	143,713
T. Rowe Price Reserve Investment Fund 0.01%(8)	82,171	82,171
Total Short-Term Investment Securities (cost $225,883)		225,884
REPURCHASE AGREEMENTS — 1.4%
Bank of America Securities LLC Joint Repurchase Agreement(6)	$435,000	435,000
Barclays Capital, Inc. Joint Repurchase Agreement(6)	650,000	650,000
BNP Paribas SA Joint Repurchase Agreement(6)	635,000	635,000
Deutsche Bank AG Joint Repurchase Agreement(6)	280,000	280,000
RBS Securities, Inc. Joint Repurchase Agreement(6)	635,000	635,000
State Street Bank and Trust Co. Joint Repurchase Agreement(6)	637,000	637,000
Total Repurchase Agreements (cost $3,272,000)		3,272,000
TOTAL INVESTMENTS (cost $203,770,160)(7)	100.3%	232,897,753
Liabilities in excess of other assets	(0.3)	(704,208)
NET ASSETS	100.0%	$232,193,545

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At December 31, 2015, the aggregate value of these securities was $4,039,767 representing 1.7% of net assets.
(3)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2015, the Mid Cap Growth Portfolio held the following restricted securities:

		Shares/
	Acquisition	Principal	Acquisition		Value	% of
Description	Date	Amount	Cost	Value	Per Share	Net Assets

Common Stocks
Atlassian Corp. PLC
Class A FDR	04/09/2014	6,717	$107,472	$191,945	$28.58	0.09%

Dropbox, Inc.	11/07/2014	3,515	67,141	45,603	12.97	0.02
Class A

Dropbox, Inc.	05/01/2012	844	7,637	10,950	12.97	0.00
Class B

Pure Storage, Inc.
Class B	04/16/2014	7,349	115,570	114,299	15.55	0.04

The Honest Company, Inc.	08/20/2014	1,850	50,056	83,860	45.33	0.04

WeWork Cos., Inc.
Class A	12/09/2014	722	12,022
	05/26/2015	1,286	18,224
	06/23/2015	236	7,762
		2,244	38,008	73,804	32.89	0.03

Convertible Preferred Securities
Airbnb, Inc.
Series D	04/16/2014	2,091	85,131	192,542	92.08	0.08

Airbnb, Inc.
Series E	06/24/2015	2,392	222,682
	07/14/2015	319	29,697
		2,711	252,379	261,916	96.61	0.11

Docusign, Inc.
Series B	02/28/2014	358	4,701	6,831	19.08	0.00

Docusign, Inc.
Series B-1	02/28/2014	107	1,405	2,042	19.08	0.00

Docusign, Inc.
Series D	02/28/2014	257	3,375	4,903	19.08	0.00

Docusign, Inc.
Series E	02/28/2014	6,656	87,409	126,996	19.08	0.05

Docusign, Inc.
Series F	04/30/2015	1,498	28,601	28,582	19.08	0.01

DraftKings, Inc.
Series D	07/13/2015	11,604	62,500
	07/17/2015	839	4,519
	08/11/2015	11,073	59,638
		23,516	126,657	73,605	3.13	0.03
DraftKings, Inc.
Series D-1	08/11/2015	20,325	155,799	82,317	4.05	0.04

Dropbox, Inc.
Series A	05/01/2012	1,047	9,474	13,583	12.97	0.01

Dropbox, Inc.
Series A-1	05/01/2012	5,146	46,567	66,763	12.97	0.03

Dropbox, Inc.
Series C	01/28/2014	3,310	63,225	65,604	19.82	0.03

Flipkart Online Services Pvt., Ltd.
Series G	12/17/2014	721	86,347	88,759	123.11	0.04

Magic Leap, Inc.
Series C	12/28/2015	4,974	114,566	114,566	23.03	0.05

Nanigans, Inc.	03/16/2015	6,300	68,787	68,787	10.92	0.03
Series B

One Kings Lane, Inc.
Series E	01/28/2014	11,800	181,921	153,518	13.01	0.07

Pinterest, Inc.
Series G	03/19/2015	3,898	139,921	139,921	35.90	0.06

Tanium, Inc.
Series G	08/26/2015	10,873	161,930	161,930	14.89	0.07

The Honest Company, Inc.	08/20/2014	4,317	116,806	195,689	45.33	0.08

Uber Technologies, Inc.	06/05/2014	25,472	395,148	1,242,325	48.77	0.54
Series E

WeWork Cos., Inc.
Series D-1	12/09/2014	3,588	59,744	118,008	32.89	0.05

WeWork Cos., Inc.
Series D-2	12/09/2014	2,819	46,940	92,715	32.89	0.04

WeWork Cos., Inc.
Series E	06/23/2015	2,120	69,726	69,726	32.89	0.03

Zuora, Inc.
Series F	01/15/2015	35,671	135,525	147,678	4.14	0.06
				$4,039,767		1.74%

(4)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(5)

Security was valued using fair value procedures at December 31, 2015. The aggregate value of these securities was $4,654,662 representing 2.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(6)	See Note 2 for details of Joint Repurchase Agreements.
(7)	See Note 4 for cost of investments on a tax basis.
(8)	The rate shown is the 7-day yield as of December 31, 2015.
ADR	— American Depositary Receipt
FDR	— Federal Depositary Receipt

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of December 31, 2015	Unrealized Appreciation (Depreciation)
4	Long	S&P Midcap 400 E-Mini Index	March 2016	$556,927	$557,400	$473

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$6,107,520	$—		$56,553	$6,164,073
Computer-Memory Devices	1,168,725	114,299		—	1,283,024
E-Commerce/Products	377,117	—		83,860	460,977
Enterprise Software/Service	5,825,933	191,945		—	6,017,878
Real Estate Management/Services	1,818,410	—		73,804	1,892,214
Other Industries	203,218,113	4,654,662	**	—	207,872,775
Convertible Preferred Securities	—	—		3,519,306	3,519,306
Exchange-Traded Funds	2,189,622	—		—	2,189,622
Short-Term Investment Securities	225,884	—		—	225,884
Repurchase Agreements	—	3,272,000		—	3,272,000
Total Investments at Value	$220,931,324	$8,232,906		$3,733,523	$232,897,753

Other Financial Instruments:+
Futures Contracts	$473	$—		$—	$473

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

** Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board.  See Note 1.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities	Preferred Securities
Balance as of March 31, 2015	$212,663	$2,216,627	$59,318
Accrued Discounts	—	—	—
Accrued Premiums	—	—	—
Realized Gain	—	—	—
Realized Loss	—	—	—
Change in unrealized appreciation(1)	70,465	700,031	—
Change in unrealized depreciation(1)	(37,377)	(189,354)	(9,866)
Net purchases	25,986	1,304,808	—
Net sales	(57,520)	(395,149)	(49,452)
Transfers into Level 3	—	—
Transfers out of Level 3	—	(117,657)
Balance as of December 31, 2015	$214,217	$3,519,306	$—

(1) The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at December 31, 2015 includes:

Common Stocks	Convertible Preferred Securities	Preferred Securities
$33,088	$510,677	$—

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at December 31, 2015.

The following is quantitative information about Level 3 fair value measurements:

Description	Value at 12/31/15	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$83,860	Market Approach	Estimated 2016 Revenue Multiple*	3.8x
			Discount for Lack of Marketability	10.00%
	$73,804	Market Approach	Market Transaction Price*	$32.8896
	$56,553	Market Approach with Option Pricing Method (“OPM”) and Income Approach	Enterprise Value/Revenue Multiple*	5.4x -11.0x (8.027x)
			Discount for Lack of Marketability	10%-20% (15%)
			Weighted Average Cost of Capital	18%
			Perpetual Growth Rate*	3.0%
			OPM assumptions:
			Volatility*	35.0%
			Term to liquidity event in years	1.0
			Risk-free rate	0.64%
Convertible Preferred Securities	$2,007,978	Market Approach	Market Transaction Price*	$10.9185-$48.7722 ($29.0226)
	$192,542	Market Approach and	Transaction Price*	$93.0944
		Income Approach	Enterprise Value/Revenue Multiple*	15.9x
			Enterprise Value/ 2017 Projected EBITDA Multiple*	16.1x
			Discount for Lack of Marketability	10% - 20% (15%)
			Weighted Average Cost of Capital	17%
			Perpetual Growth Rate*	3.5%
	$261,916	Market Approach	Transaction Price*	$93.0944
			Enterprise Value/ 2017 Projected EBITDA Multiple*	16.1x
			Discount for Lack of Marketability	10.0%
	$512,721	Market Approach	Estimated 2016 Revenue Multiple*	3.8x - 7.5x (6.7571x)
			Discount for Lack of Marketability	10.00%
	$155,922	Market Approach	Next Twelve Months Revenue Mutliple*	2.63x
			Discount for Lack of Marketability	36.9%
	$153,518	Market Approach with Option Pricing Method (“OPM”)	Next Twelve Months Revenue Mutliple*	0.9x
			Discount for Lack of Marketability	10.0%
			OPM assumptions:
			Volatility*	35.0%
			Term to liquidity event in years	0.9
			Risk-free rate	1.0771%
	$88,759	Market Approach and	Transaction Price*	$142.2400
		Income Approach	Enterprise Value/Revenue Multiple*	3.1x
			Discount for Lack of Marketability	20.0%
			Weighted Average Cost of Capital	18%
			Perpetual Growth Rate*	4.0%
	$65,604	Market Approach with	Transaction Price*	$19.1012
		Option Pricing Method (“OPM”)	Enterprise Value/Revenue Multiple*	7.68x
			Discount for Lack of Marketability	10.0%
			OPM assumptions:
			Volatility*	35.0%
			Term to liquidity event in years	1.0
			Risk-free rate	0.64%
	$80,346	Market Approach with Option Pricing Method (“OPM”) and Income Approach	Enterprise Value/Revenue Multiple*	5.4x -11.0x (8.027x)
			Discount for Lack of Marketability	10%-20% (15%)
			Weighted Average Cost of Capital	18%
			Perpetual Growth Rate*	3.0%
			OPM assumptions:
			Volatility*	35.0%
			Term to liquidity event in years	1.0
			Risk-free rate	0.64%

(1)  The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Portfolio of Investments

18

SEASONS SERIES TRUST MID CAP VALUE PORTFOLIO

Portfolio of Investments — December 31, 2015 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 96.0%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.	24,412	$568,311
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc., Class A†	776	4,338
Advertising Services — 0.3%
Nielsen Holdings PLC	20,800	969,280
Aerospace/Defense — 0.3%
Rockwell Collins, Inc.	8,614	795,072
Spirit AeroSystems Holdings, Inc., Class A†	385	19,277
		814,349
Aerospace/Defense-Equipment — 0.5%
Harris Corp.	7,375	640,888
Orbital ATK, Inc.	2,139	191,098
Triumph Group, Inc.	19,278	766,300
		1,598,286
Agricultural Chemicals — 0.4%
CF Industries Holdings, Inc.	23,794	971,033
Mosaic Co.	12,316	339,799
		1,310,832
Agricultural Operations — 0.6%
Archer-Daniels-Midland Co.	18,575	681,331
Bunge, Ltd.	17,805	1,215,725
		1,897,056
Airlines — 0.9%
Alaska Air Group, Inc.	7,115	572,829
Copa Holdings SA, Class A	1,163	56,126
Delta Air Lines, Inc.	15,427	781,994
JetBlue Airways Corp.†	6,943	157,259
United Continental Holdings, Inc.†	23,076	1,322,255
		2,890,463
Apparel Manufacturers — 0.8%
Hanesbrands, Inc.	15,355	451,898
Ralph Lauren Corp.	20,099	2,240,636
		2,692,534
Appliances — 0.1%
Whirlpool Corp.	2,568	377,162
Applications Software — 0.1%
Nuance Communications, Inc.†	8,946	177,936
Auction Houses/Art Dealers — 0.0%
KAR Auction Services, Inc.	3,327	123,199
Auto-Heavy Duty Trucks — 0.0%
PACCAR, Inc.	1,203	57,022
Auto/Truck Parts & Equipment-Original — 0.8%
Allison Transmission Holdings, Inc.	51,826	1,341,775
BorgWarner, Inc.	13,234	572,106
Delphi Automotive PLC	8,286	710,359
Lear Corp.	668	82,050
		2,706,290
Banks-Commercial — 3.3%
Associated Banc-Corp.	5,391	101,081
Bank of Hawaii Corp.	1,541	96,929
BankUnited, Inc.	3,655	131,799
BB&T Corp.	27,894	1,054,672
BOK Financial Corp.	997	59,611
CIT Group, Inc.	6,152	244,234
Commerce Bancshares, Inc.	3,056	129,981
Cullen/Frost Bankers, Inc.	1,915	114,900
East West Bancorp, Inc.	5,085	211,333
First Horizon National Corp.	47,227	685,736
First Republic Bank	5,028	332,150
M&T Bank Corp.	25,957	3,145,469
PacWest Bancorp	19,886	857,087
Popular, Inc.	3,658	103,668
PrivateBancorp, Inc.	20,064	823,025
Regions Financial Corp.	47,379	454,838
Signature Bank†	148	22,699
SVB Financial Group†	673	80,020
Synovus Financial Corp.	4,708	152,445
TCF Financial Corp.	5,970	84,296
Wintrust Financial Corp.	10,960	531,779
Zions Bancorporation	54,258	1,481,244
		10,898,996
Banks-Fiduciary — 1.7%
Citizens Financial Group, Inc.	153,818	4,028,493
Northern Trust Corp.	19,555	1,409,720
		5,438,213
Banks-Super Regional — 2.9%
Comerica, Inc.	18,859	788,872
Fifth Third Bancorp	99,556	2,001,075
Huntington Bancshares, Inc.	294,750	3,259,935
KeyCorp	146,404	1,931,069
SunTrust Banks, Inc.	32,369	1,386,688
		9,367,639
Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc.	2,198	74,864
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class A	68	7,488
Brown-Forman Corp., Class B	312	30,975
		38,463
Brewery — 0.3%
Molson Coors Brewing Co., Class B	10,489	985,127
Broadcast Services/Program — 0.7%
Discovery Communications, Inc., Class A†	50,093	1,336,481
Discovery Communications, Inc., Class C†	872	21,992
Scripps Networks Interactive, Inc., Class A	18,768	1,036,181
		2,394,654
Building & Construction Products-Misc. — 1.4%
Armstrong World Industries, Inc.†	39,012	1,784,019
Fortune Brands Home & Security, Inc.	30,277	1,680,373
Owens Corning	19,791	930,771
		4,395,163
Building Products-Cement — 0.5%
Martin Marietta Materials, Inc.	9,589	1,309,665
Vulcan Materials Co.	4,074	386,908
		1,696,573

1

Building-Heavy Construction — 0.1%
Chicago Bridge & Iron Co. NV	3,462	134,983
SBA Communications Corp., Class A†	2,320	243,763
		378,746
Building-Residential/Commercial — 0.2%
D.R. Horton, Inc.	6,799	217,772
Lennar Corp., Class A	3,737	182,777
Lennar Corp., Class B	208	8,358
PulteGroup, Inc.	12,888	229,664
Toll Brothers, Inc.†	4,041	134,565
		773,136
Cable/Satellite TV — 0.1%
Cable One, Inc.	123	53,340
Cablevision Systems Corp., Class A	6,127	195,451
Liberty Broadband Corp., Class A†	923	47,673
Liberty Broadband Corp., Class C†	2,345	121,612
		418,076
Casino Hotels — 0.5%
MGM Resorts International†	66,535	1,511,675
Wynn Resorts, Ltd.	330	22,833
		1,534,508
Cellular Telecom — 0.0%
Sprint Corp.†	26,255	95,043
United States Cellular Corp.†	463	18,895
		113,938
Chemicals-Diversified — 1.1%
Akzo Nobel NV(1)	9,508	635,073
Celanese Corp., Series A	37,299	2,511,342
Eastman Chemical Co.	3,946	266,394
FMC Corp.	1,303	50,986
Huntsman Corp.	2,650	30,130
Westlake Chemical Corp.	1,421	77,189
		3,571,114
Chemicals-Specialty — 0.9%
Albemarle Corp.	17,664	989,361
Ashland, Inc.	2,023	207,762
Brenntag AG(1)	9,374	489,250
Cabot Corp.	2,243	91,694
Platform Specialty Products Corp.†	3,907	50,127
Sensient Technologies Corp.	9,938	624,305
Univar, Inc.†	24,607	418,565
		2,871,064
Coal — 0.0%
CONSOL Energy, Inc.	8,088	63,895
Coatings/Paint — 0.8%
Axalta Coating Systems, Ltd.†	70,433	1,877,040
Valspar Corp.	10,217	847,500
		2,724,540
Commercial Services — 0.4%
Aramark	28,197	909,354
Macquarie Infrastructure Corp.	2,442	177,289
Quanta Services, Inc.†	4,373	88,553
		1,175,196
Commercial Services-Finance — 0.5%
H&R Block, Inc.	632	21,052
Sabre Corp.	29,204	816,836
Square, Inc., Class A†	247	3,233
TransUnion†	244	6,727
WEX, Inc.†	9,897	874,895
		1,722,743
Computer Aided Design — 0.1%
ANSYS, Inc.†	2,573	238,003
Autodesk, Inc.†	2,068	126,003
		364,006
Computer Services — 0.5%
Amdocs, Ltd.	19,317	1,054,129
Computer Sciences Corp.	4,905	160,295
CSRA, Inc.	4,905	147,150
DST Systems, Inc.	294	33,534
IHS, Inc., Class A†	350	41,450
Leidos Holdings, Inc.	2,155	121,240
Teradata Corp.†	1,290	34,082
		1,591,880
Computer Software — 0.0%
SS&C Technologies Holdings, Inc.	262	17,887
Computers-Integrated Systems — 0.2%
NCR Corp.†	30,248	739,866
Computers-Memory Devices — 1.1%
Brocade Communications Systems, Inc.	215,174	1,975,297
NetApp, Inc.	7,263	192,687
SanDisk Corp.	7,348	558,375
Western Digital Corp.	14,731	884,597
		3,610,956
Computers-Other — 0.0%
3D Systems Corp.†	2,501	21,734
Computers-Periphery Equipment — 0.2%
Lexmark International, Inc., Class A	16,275	528,124
Consulting Services — 0.1%
Booz Allen Hamilton Holding Corp.	266	8,206
Towers Watson & Co., Class A	2,013	258,590
		266,796
Consumer Products-Misc. — 0.0%
Clorox Co.	959	121,630
Containers-Metal/Glass — 0.3%
Crown Holdings, Inc.†	2,755	139,679
Greif, Inc., Class A	10,209	314,539
Owens-Illinois, Inc.†	29,376	511,730
		965,948
Containers-Paper/Plastic — 0.8%
Bemis Co., Inc.	3,069	137,154
Graphic Packaging Holding Co.	45,955	589,603
Packaging Corp. of America	21,640	1,364,402
Sonoco Products Co.	3,567	145,783

2

WestRock Co.	8,316	379,376
		2,616,318
Cosmetics & Toiletries — 0.4%
Avon Products, Inc.	15,379	62,285
Edgewell Personal Care Co.	15,787	1,237,227
		1,299,512
Cruise Lines — 0.2%
Norwegian Cruise Line Holdings, Ltd.†	376	22,034
Royal Caribbean Cruises, Ltd.	6,079	615,255
		637,289
Data Processing/Management — 1.3%
Dun & Bradstreet Corp.	896	93,121
Fidelity National Information Services, Inc.	46,020	2,788,812
First Data Corp., Class A†	81,303	1,303,103
Paychex, Inc.	1,468	77,643
		4,262,679
Dental Supplies & Equipment — 0.3%
DENTSPLY International, Inc.	16,994	1,034,085
Patterson Cos., Inc.	1,378	62,299
		1,096,384
Diagnostic Equipment — 0.2%
VWR Corp.†	17,672	500,294
Diagnostic Kits — 0.1%
Alere, Inc.†	1,077	42,100
QIAGEN NV†	8,201	226,758
		268,858
Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc.†	4,440	309,512
Disposable Medical Products — 0.3%
STERIS PLC	10,897	820,980
Distribution/Wholesale — 0.7%
Fossil Group, Inc.†	272	9,944
Genuine Parts Co.	382	32,810
Ingram Micro, Inc., Class A	32,076	974,469
LKQ Corp.†	28,400	841,492
WESCO International, Inc.†	9,768	426,666
		2,285,381
Diversified Manufacturing Operations — 1.9%
Carlisle Cos., Inc.	1,799	159,553
Colfax Corp.†	3,549	82,869
Crane Co.	1,700	81,328
Dover Corp.	5,669	347,567
Eaton Corp. PLC	13,315	692,913
Ingersoll-Rand PLC	36,425	2,013,938
ITT Corp.	3,152	114,481
Parker-Hannifin Corp.	2,681	260,003
Pentair PLC	18,027	892,877
SPX Corp.	1,449	13,519
Textron, Inc.	31,123	1,307,477
Trinity Industries, Inc.	5,476	131,534
		6,098,059
Diversified Operations — 0.1%
Leucadia National Corp.	10,058	174,909
E-Commerce/Services — 0.3%
Expedia, Inc.	470	58,472
IAC/InterActiveCorp	12,768	766,718
Match Group, Inc.†	252	3,415
Zillow Group, Inc., Class A†	625	16,275
Zillow Group, Inc., Class C†	1,286	30,195
		875,075
Electric-Distribution — 0.3%
PPL Corp.	23,616	806,014
Electric-Integrated — 6.3%
AES Corp.	101,348	969,900
Alliant Energy Corp.	3,993	249,363
Ameren Corp.	24,656	1,065,879
Avangrid, Inc.†	2,032	78,029
CMS Energy Corp.	31,688	1,143,303
Consolidated Edison, Inc.	10,352	665,323
DTE Energy Co.	17,922	1,437,165
Edison International	11,516	681,862
Entergy Corp.	6,346	433,813
Eversource Energy	26,735	1,365,357
Exelon Corp.	20,230	561,787
FirstEnergy Corp.	77,530	2,460,027
Great Plains Energy, Inc.	5,453	148,921
Hawaiian Electric Industries, Inc.	3,797	109,923
MDU Resources Group, Inc.	6,885	126,133
NorthWestern Corp.	14,428	782,719
OGE Energy Corp.	7,054	185,450
Pepco Holdings, Inc.	8,945	232,660
PG&E Corp.	25,281	1,344,696
Pinnacle West Capital Corp.	20,042	1,292,308
Public Service Enterprise Group, Inc.	39,179	1,515,836
SCANA Corp.	25,306	1,530,760
TECO Energy, Inc.	8,311	221,488
WEC Energy Group, Inc.	22,399	1,149,293
Westar Energy, Inc.	4,961	210,396
Xcel Energy, Inc.	17,918	643,435
		20,605,826
Electric-Transmission — 0.0%
ITC Holdings Corp.	3,461	135,844
Electronic Components-Misc. — 0.1%
Garmin, Ltd.	4,187	155,631
Gentex Corp.	5,199	83,236
Jabil Circuit, Inc.	5,575	129,842
		368,709
Electronic Components-Semiconductors — 0.8%
Cree, Inc.†	3,625	96,679
Intersil Corp., Class A	19,845	253,222
Microchip Technology, Inc.	13,277	617,911
NVIDIA Corp.	19,017	626,800
ON Semiconductor Corp.†	1,167	11,437
Xilinx, Inc.	19,645	922,726
		2,528,775

3

Electronic Design Automation — 0.1%
Synopsys, Inc.†	5,082	231,790
Electronic Measurement Instruments — 0.6%
Agilent Technologies, Inc.	28,240	1,180,714
Fitbit, Inc., Class A†	484	14,322
FLIR Systems, Inc.	1,827	51,284
Keysight Technologies, Inc.†	20,699	586,403
National Instruments Corp.	3,100	88,939
Trimble Navigation, Ltd.†	8,685	186,293
		2,107,955
Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	3,382	183,237
Avnet, Inc.	4,801	205,675
		388,912
Electronic Security Devices — 0.3%
Tyco International PLC	26,359	840,589
Electronics-Military — 0.4%
L-3 Communications Holdings, Inc.	11,015	1,316,403
Energy-Alternate Sources — 0.1%
First Solar, Inc.†	2,670	176,193
SunEdison, Inc.†	770	3,919
TerraForm Power, Inc., Class A	1,713	21,550
		201,662
Engineering/R&D Services — 0.2%
AECOM†	4,614	138,558
Fluor Corp.	5,181	244,647
Jacobs Engineering Group, Inc.†	4,439	186,216
KBR, Inc.	5,099	86,275
		655,696
Engines-Internal Combustion — 0.2%
Cummins, Inc.	8,651	761,375
Enterprise Software/Service — 0.1%
CA, Inc.	10,581	302,193
Entertainment Software — 0.2%
Activision Blizzard, Inc.	17,836	690,431
Zynga, Inc., Class A†	27,157	72,781
		763,212
Filtration/Separation Products — 0.0%
Donaldson Co., Inc.	482	13,814
Finance-Auto Loans — 0.1%
Ally Financial, Inc.†	15,760	293,766
Finance-Consumer Loans — 0.8%
Navient Corp.	41,681	477,248
OneMain Holdings, Inc.†	1,841	76,475
Santander Consumer USA Holdings, Inc.†	2,964	46,979
SLM Corp.†	186,837	1,218,177
Synchrony Financial†	29,476	896,365
		2,715,244
Finance-Credit Card — 0.3%
Discover Financial Services	20,382	1,092,883
Finance-Investment Banker/Broker — 1.1%
E*TRADE Financial Corp.†	10,247	303,721
Interactive Brokers Group, Inc., Class A	1,858	81,009
Raymond James Financial, Inc.	43,437	2,518,043
TD Ameritrade Holding Corp.	16,812	583,544
		3,486,317
Finance-Leasing Companies — 0.0%
Air Lease Corp.	3,433	114,937
Finance-Mortgage Loan/Banker — 0.1%
CoreLogic, Inc.†	1,757	59,492
FNF Group	9,913	343,684
		403,176
Finance-Other Services — 0.7%
Intercontinental Exchange, Inc.	2,534	649,363
Nasdaq, Inc.	28,366	1,650,050
		2,299,413
Financial Guarantee Insurance — 0.0%
Assured Guaranty, Ltd.	4,996	132,044
Food-Baking — 0.0%
Flowers Foods, Inc.	671	14,420
Food-Canned — 0.1%
TreeHouse Foods, Inc.†	6,099	478,528
Food-Confectionery — 0.4%
J.M. Smucker Co.	11,795	1,454,795
Food-Meat Products — 0.8%
Tyson Foods, Inc., Class A	46,942	2,503,417
Food-Misc./Diversified — 1.9%
Blue Buffalo Pet Products, Inc.†	485	9,074
Campbell Soup Co.	2,529	132,899
ConAgra Foods, Inc.	47,297	1,994,042
Ingredion, Inc.	10,000	958,400
Kellogg Co.	12,956	936,330
McCormick & Co., Inc.	8,673	742,062
Pinnacle Foods, Inc.	30,396	1,290,614
		6,063,421
Food-Retail — 0.6%
Empire Co., Ltd., Class A	16,612	309,021
Safeway Casa Ley CVR†(2)(3)	7,948	8,067
Safeway PDC LLC CVR†(2)(3)	7,948	388
Whole Foods Market, Inc.	44,778	1,500,063
		1,817,539
Food-Wholesale/Distribution — 0.2%
Sysco Corp.	14,440	592,040
United Natural Foods, Inc.†	4,358	171,531
		763,571
Gambling (Non-Hotel) — 0.0%
International Game Technology PLC	1,088	17,604
Garden Products — 0.0%
Scotts Miracle-Gro Co., Class A	162	10,451
Gas-Distribution — 1.5%
AGL Resources, Inc.	4,239	270,491
Atmos Energy Corp.	3,570	225,053
CenterPoint Energy, Inc.	15,207	279,200
National Fuel Gas Co.	2,984	127,566

4

NiSource, Inc.	36,781	717,597
Questar Corp.	6,211	120,990
Sempra Energy	30,292	2,847,751
UGI Corp.	6,097	205,835
Vectren Corp.	2,921	123,909
		4,918,392
Gold Mining — 0.1%
Newmont Mining Corp.	18,611	334,812
Royal Gold, Inc.	2,169	79,103
		413,915
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc.†	671	27,947
Home Decoration Products — 0.5%
Newell Rubbermaid, Inc.	37,921	1,671,558
Hotels/Motels — 0.0%
Hyatt Hotels Corp., Class A†	1,203	56,565
Housewares — 0.0%
Tupperware Brands Corp.	95	5,287
Human Resources — 0.1%
ManpowerGroup, Inc.	2,602	219,323
Independent Power Producers — 0.3%
Calpine Corp.†	11,635	168,359
Dynegy, Inc.†	12,931	173,275
NRG Energy, Inc.	61,607	725,114
		1,066,748
Industrial Gases — 0.1%
Airgas, Inc.	1,861	257,414
Instruments-Scientific — 0.4%
PerkinElmer, Inc.	22,011	1,179,129
Insurance Brokers — 0.6%
Arthur J. Gallagher & Co.	44,122	1,806,355
Brown & Brown, Inc.	4,095	131,449
		1,937,804
Insurance-Life/Health — 2.2%
Lincoln National Corp.	77,391	3,889,671
Principal Financial Group, Inc.	34,712	1,561,346
StanCorp Financial Group, Inc.	1,491	169,795
Torchmark Corp.	4,457	254,762
Unum Group	34,358	1,143,778
		7,019,352
Insurance-Multi-line — 2.1%
American Financial Group, Inc.	2,437	175,659
American National Insurance Co.	255	26,079
Assurant, Inc.	2,401	193,376
Cincinnati Financial Corp.	5,809	343,718
CNA Financial Corp.	951	33,428
Genworth Financial, Inc., Class A†	117,271	437,421
Hartford Financial Services Group, Inc.	41,632	1,809,327
Loews Corp.	11,004	422,554
Old Republic International Corp.	9,231	171,973
Voya Financial, Inc.	28,382	1,047,580
XL Group PLC	53,850	2,109,843
		6,770,958
Insurance-Property/Casualty — 1.5%
Alleghany Corp.†	565	270,030
AmTrust Financial Services, Inc.	1,367	84,180
Arch Capital Group, Ltd.†	4,383	305,714
Hanover Insurance Group, Inc.	9,775	795,099
Markel Corp.†	442	390,441
Mercury General Corp.	956	44,521
ProAssurance Corp.	1,944	94,342
Progressive Corp.	20,739	659,500
Third Point Reinsurance, Ltd.†	30,073	403,279
White Mountains Insurance Group, Ltd.	201	146,089
WR Berkley Corp.	28,153	1,541,377
		4,734,572
Insurance-Reinsurance — 1.5%
Allied World Assurance Co. Holdings AG(4)	3,373	125,442
Aspen Insurance Holdings, Ltd.	2,178	105,197
Axis Capital Holdings, Ltd.	3,567	200,537
Endurance Specialty Holdings, Ltd.	2,187	139,946
Everest Re Group, Ltd.	14,859	2,720,534
PartnerRe, Ltd.	1,687	235,741
Reinsurance Group of America, Inc.	2,339	200,102
RenaissanceRe Holdings, Ltd.	1,627	184,160
Validus Holdings, Ltd.	19,964	924,134
		4,835,793
Internet Content-Entertainment — 0.1%
Pandora Media, Inc.†	27,435	367,903
Internet Infrastructure Software — 0.2%
F5 Networks, Inc.†	5,213	505,453
Internet Security — 0.7%
Symantec Corp.	104,621	2,197,041
Investment Management/Advisor Services — 0.5%
Affiliated Managers Group, Inc.†	6,058	967,826
Ameriprise Financial, Inc.	1,070	113,869
Invesco, Ltd.	13,321	445,987
Legg Mason, Inc.	2,323	91,131
Waddell & Reed Financial, Inc., Class A	184	5,274
		1,624,087
Machine Tools & Related Products — 0.0%
Kennametal, Inc.	2,802	53,798
Lincoln Electric Holdings, Inc.	211	10,949
		64,747
Machinery-Construction & Mining — 0.1%
Joy Global, Inc.	11,397	143,716
Oshkosh Corp.	2,764	107,906
Terex Corp.	3,714	68,635
		320,257
Machinery-Electrical — 0.2%
Babcock & Wilcox Enterprises, Inc.†	1,514	31,597
Regal Beloit Corp.	9,005	526,973
		558,570

5

Machinery-Farming — 0.3%
AGCO Corp.	2,681	121,691
Deere & Co.	9,746	743,327
		865,018
Machinery-General Industrial — 0.2%
BWX Technologies, Inc.	3,029	96,231
IDEX Corp.	242	18,540
Manitowoc Co., Inc.	4,812	73,864
Roper Technologies, Inc.	2,191	415,830
		604,465
Machinery-Pumps — 0.4%
Flowserve Corp.	2,538	106,799
SPX FLOW, Inc.†	11,448	319,514
Xylem, Inc.	21,475	783,837
		1,210,150
Medical Information Systems — 0.3%
Allscripts Healthcare Solutions, Inc.†	4,405	67,749
IMS Health Holdings, Inc.†	29,046	739,802
		807,551
Medical Instruments — 0.6%
Bio-Techne Corp.	771	69,390
Boston Scientific Corp.†	43,694	805,717
St. Jude Medical, Inc.	16,578	1,024,023
		1,899,130
Medical Labs & Testing Services — 0.9%
Laboratory Corp. of America Holdings†	14,630	1,808,853
Quest Diagnostics, Inc.	16,337	1,162,214
		2,971,067
Medical Products — 1.5%
Cooper Cos., Inc.	7,308	980,734
Hill-Rom Holdings, Inc.	162	7,786
Teleflex, Inc.	6,549	860,866
Zimmer Biomet Holdings, Inc.(3)(5)	29,680	3,044,871
		4,894,257
Medical-Biomedical/Gene — 0.0%
Alnylam Pharmaceuticals, Inc.†	477	44,905
Bio-Rad Laboratories, Inc., Class A†	730	101,222
		146,127
Medical-Drugs — 1.1%
Alkermes PLC†	903	71,680
Baxalta, Inc.	16,768	654,455
Endo International PLC†	44,409	2,718,719
Mallinckrodt PLC†	2,506	187,023
Quintiles Transnational Holdings, Inc.†	148	10,162
		3,642,039
Medical-Generic Drugs — 0.5%
Impax Laboratories, Inc.†	11,274	482,076
Mylan NV†	10,922	590,553
Perrigo Co. PLC	4,213	609,621
		1,682,250
Medical-HMO — 0.1%
Health Net, Inc.†	2,276	155,815
Medical-Hospitals — 0.6%
Community Health Systems, Inc.†	17,705	469,714
LifePoint Health, Inc.†	7,559	554,830
Universal Health Services, Inc., Class B	8,149	973,724
		1,998,268
Medical-Wholesale Drug Distribution — 0.2%
Cardinal Health, Inc.	7,179	640,869
Metal Processors & Fabrication — 0.0%
Timken Co.	2,746	78,508
Metal-Aluminum — 0.1%
Alcoa, Inc.	46,068	454,691
Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	39,967	270,577
Miscellaneous Manufacturing — 0.0%
AptarGroup, Inc.	1,803	130,988
Motion Pictures & Services — 0.0%
Dolby Laboratories, Inc., Class A	1,760	59,224
Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	15,931	723,108
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	1,637	62,026
Multimedia — 0.2%
Quebecor, Inc., Class B	19,862	486,323
Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	8,570	376,994
Waste Connections, Inc.	4,378	246,569
		623,563
Office Automation & Equipment — 0.5%
Pitney Bowes, Inc.	4,370	90,241
Xerox Corp.	131,151	1,394,135
		1,484,376
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	225	14,099
Oil & Gas Drilling — 0.2%
Diamond Offshore Drilling, Inc.	2,269	47,876
Ensco PLC, Class A	8,281	127,445
Helmerich & Payne, Inc.	3,408	182,498
Nabors Industries, Ltd.	11,677	99,371
Noble Corp. PLC	8,552	90,224
Patterson-UTI Energy, Inc.	5,190	78,265
Rowan Cos. PLC, Class A	4,410	74,750
Seadrill, Ltd.†	13,208	44,775
		745,204
Oil Companies-Exploration & Production — 5.2%
Antero Resources Corp.†	82,737	1,803,667
California Resources Corp.	11,115	25,898
Chesapeake Energy Corp.	20,736	93,312
Cimarex Energy Co.	8,438	754,188
Cobalt International Energy, Inc.†	12,962	69,995
Concho Resources, Inc.†	21,160	1,964,918
Continental Resources, Inc.†	28,928	664,765
Denbury Resources, Inc.	12,616	25,484
Diamondback Energy, Inc.†	2,342	156,680
Energen Corp.	14,062	576,401
EP Energy Corp.†	1,202	5,265

6

EQT Corp.	15,458	805,826
Gulfport Energy Corp.†	42,162	1,035,920
Hess Corp.	24,998	1,211,903
Kosmos Energy, Ltd.†	5,573	28,980
Laredo Petroleum, Inc.†	4,352	34,772
Memorial Resource Development Corp.†	35,117	567,140
Newfield Exploration Co.†	27,600	898,656
Noble Energy, Inc.	64,130	2,111,801
PDC Energy, Inc.†	8,948	477,644
Pioneer Natural Resources Co.	21,863	2,741,183
QEP Resources, Inc.	6,245	83,683
Range Resources Corp.	5,581	137,348
Rice Energy, Inc.†	2,577	28,089
SM Energy Co.	12,734	250,350
Southwestern Energy Co.†	38,207	271,652
Whiting Petroleum Corp.†	7,215	68,110
WPX Energy, Inc.†	8,258	47,401
		16,941,031
Oil Companies-Integrated — 0.1%
Marathon Oil Corp.	23,858	300,372
Murphy Oil Corp.	6,290	141,211
		441,583
Oil Field Machinery & Equipment — 0.6%
Cameron International Corp.†	15,405	973,596
Dril-Quip, Inc.†	1,377	81,560
FMC Technologies, Inc.†	2,848	82,620
Forum Energy Technologies, Inc.†	30,331	377,924
National Oilwell Varco, Inc.	13,710	459,148
		1,974,848
Oil Refining & Marketing — 0.6%
Cheniere Energy, Inc.†	8,362	311,485
CVR Energy, Inc.	361	14,205
HollyFrontier Corp.	20,915	834,299
Murphy USA, Inc.†	1,502	91,231
PBF Energy, Inc., Class A	3,402	125,228
Tesoro Corp.	6,348	668,889
		2,045,337
Oil-Field Services — 0.4%
Frank’s International NV	31,548	526,536
NOW, Inc.†	3,788	59,926
Oceaneering International, Inc.	2,879	108,020
Oil States International, Inc.†	14,428	393,163
RPC, Inc.	1,777	21,235
Superior Energy Services, Inc.	5,318	71,633
Targa Resources Corp.	1,014	27,439
Weatherford International PLC†	27,386	229,769
		1,437,721
Optical Recognition Equipment — 0.0%
Lumentum Holdings, Inc.†	1,655	36,443
Paper & Related Products — 0.0%
Domtar Corp.	2,252	83,212
International Paper Co.	743	28,011
		111,223
Physicians Practice Management — 0.3%
Envision Healthcare Holdings, Inc.†	22,050	572,638
MEDNAX, Inc.†	7,612	545,476
		1,118,114
Pipelines — 0.4%
Columbia Pipeline Group, Inc.	43,930	878,600
ONEOK, Inc.	4,059	100,095
Spectra Energy Corp.	12,442	297,861
		1,276,556
Poultry — 0.0%
Pilgrim’s Pride Corp.	2,013	44,467
Power Converter/Supply Equipment — 0.2%
Hubbell, Inc.	5,118	517,123
SunPower Corp.†	1,788	53,658
		570,781
Precious Metals — 0.0%
Tahoe Resources, Inc.	4,942	42,847
Printing-Commercial — 0.0%
RR Donnelley & Sons Co.	3,502	51,549
Private Equity — 0.1%
Apollo Global Management LLC, Class A	19,160	290,849
Publishing-Books — 0.2%
Houghton Mifflin Harcourt Co.†	24,599	535,766
John Wiley & Sons, Inc., Class A	1,636	73,669
		609,435
Publishing-Newspapers — 0.1%
Gannett Co., Inc.	4,009	65,307
News Corp., Class A	13,558	181,135
News Corp., Class B	4,273	59,651
		306,093
Real Estate Investment Trusts — 10.2%
Alexandria Real Estate Equities, Inc.	2,546	230,057
American Campus Communities, Inc.	3,969	164,078
American Capital Agency Corp.	12,470	216,230
American Homes 4 Rent, Class A	5,856	97,561
Annaly Capital Management, Inc.	64,499	605,001
Apartment Investment & Management Co., Class A	5,524	221,126
Apple Hospitality REIT, Inc.	6,171	123,235
AvalonBay Communities, Inc.	4,672	860,255
BioMed Realty Trust, Inc.	7,196	170,473
Boston Properties, Inc.	471	60,071
Brandywine Realty Trust	6,358	86,850
Brixmor Property Group, Inc.	79,754	2,059,248
Camden Property Trust	3,070	235,653
Care Capital Properties, Inc.	2,923	89,356
CBL & Associates Properties, Inc.	5,902	73,008
Chimera Investment Corp.	6,684	91,170
Columbia Property Trust, Inc.	3,882	91,149
Communications Sales & Leasing, Inc.†	4,264	79,694
Corporate Office Properties Trust	45,411	991,322
Corrections Corp. of America	4,136	109,563
DDR Corp.	118,926	2,002,714
Digital Realty Trust, Inc.	2,206	166,818
Douglas Emmett, Inc.	5,156	160,764

7

Duke Realty Corp.	12,196	256,360
Empire State Realty Trust, Inc., Class A	2,083	37,640
EPR Properties	12,709	742,841
Equity Commonwealth†	4,585	127,142
Equity LifeStyle Properties, Inc.	9,368	624,565
Essex Property Trust, Inc.	2,310	553,037
Federal Realty Investment Trust	8,358	1,221,104
Forest City Realty Trust, Inc., Class A†	7,720	169,300
Four Corners Property Trust, Inc.†	1,187	28,678
Gaming and Leisure Properties, Inc.	2,694	74,893
General Growth Properties, Inc.	20,397	555,002
HCP, Inc.	16,319	624,039
Healthcare Trust of America, Inc., Class A	3,991	107,637
Hospitality Properties Trust	5,300	138,595
Host Hotels & Resorts, Inc.	26,782	410,836
Iron Mountain, Inc.	4,524	122,193
Kilroy Realty Corp.	3,112	196,927
Kimco Realty Corp.	14,589	386,025
Liberty Property Trust	5,283	164,037
Macerich Co.	5,594	451,380
Medical Properties Trust, Inc.	83,418	960,141
MFA Financial, Inc.	13,093	86,414
Mid-America Apartment Communities, Inc.	21,095	1,915,637
National Retail Properties, Inc.	4,736	189,677
NorthStar Realty Europe Corp.	2,043	24,128
NorthStar Realty Finance Corp.	6,416	109,264
Omega Healthcare Investors, Inc.	4,701	164,441
Outfront Media, Inc.	4,857	106,028
Paramount Group, Inc.	6,313	114,265
Piedmont Office Realty Trust, Inc., Class A	5,157	97,364
Plum Creek Timber Co., Inc.	14,839	708,117
Post Properties, Inc.	1,279	75,666
Prologis, Inc.	59,291	2,544,770
Rayonier, Inc.	4,485	99,567
Realty Income Corp.	8,777	453,156
Regency Centers Corp.	3,334	227,112
Retail Properties of America, Inc., Class A	8,384	123,832
RLJ Lodging Trust	55,990	1,211,064
Senior Housing Properties Trust	8,307	123,276
SL Green Realty Corp.	3,520	397,690
Spirit Realty Capital, Inc.	15,604	156,352
Starwood Property Trust, Inc.	79,132	1,626,954
Taubman Centers, Inc.	1,374	105,413
Two Harbors Investment Corp.	12,958	104,960
UDR, Inc.	9,154	343,916
Ventas, Inc.	30,771	1,736,408
VEREIT, Inc.	31,997	253,416
Vornado Realty Trust	18,398	1,839,064
Weingarten Realty Investors	4,379	151,426
Welltower, Inc.	6,804	462,876
Weyerhaeuser Co.	16,727	501,475
WP Carey, Inc.	3,688	217,592
WP GLIMCHER, Inc.	6,549	69,485
		33,278,573
Real Estate Management/Services — 0.2%
Jones Lang LaSalle, Inc.	431	68,900
Realogy Holdings Corp.†	19,417	712,021
		780,921
Real Estate Operations & Development — 0.0%
Howard Hughes Corp.†	836	94,602
Recreational Vehicles — 0.0%
Brunswick Corp.	861	43,489
Rental Auto/Equipment — 0.5%
Aaron’s, Inc.	1,951	43,683
Hertz Global Holdings, Inc.†	103,945	1,479,137
		1,522,820
Retail-Apparel/Shoe — 1.2%
Coach, Inc.	8,399	274,899
DSW, Inc., Class A	2,437	58,147
Foot Locker, Inc.	667	43,415
Gap, Inc.	69,289	1,711,438
PVH Corp.	11,772	867,008
Urban Outfitters, Inc.†	41,756	949,949
		3,904,856
Retail-Auto Parts — 0.2%
AutoZone, Inc.†	993	736,717
Retail-Automobile — 0.0%
Penske Automotive Group, Inc.	940	39,800
Retail-Bedding — 0.2%
Bed Bath & Beyond, Inc.†	10,011	483,031
Retail-Catalog Shopping — 0.1%
Liberty Interactive Corp. QVC Group, Class A†	9,588	261,944
MSC Industrial Direct Co., Inc., Class A	1,165	65,555
		327,499
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A	3,787	106,188
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	10,728	326,668
Retail-Drug Store — 0.0%
Rite Aid Corp.†	14,191	111,257
Retail-Jewelry — 0.0%
Tiffany & Co.	982	74,917
Retail-Mail Order — 0.3%
Williams-Sonoma, Inc.	15,384	898,579
Retail-Major Department Stores — 0.0%
J.C. Penney Co., Inc.†	10,785	71,828
Sears Holdings Corp.†	419	8,615
		80,443
Retail-Misc./Diversified — 0.5%
CST Brands, Inc.	475	18,591
Sally Beauty Holdings, Inc.†	58,139	1,621,497
		1,640,088

8

Retail-Office Supplies — 0.3%
Office Depot, Inc.†	15,925	89,817
Staples, Inc.	89,778	850,198
		940,015
Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	2,089	80,343
Retail-Regional Department Stores — 0.3%
Dillard’s, Inc., Class A	662	43,500
Kohl’s Corp.	17,753	845,575
Macy’s, Inc.	3,101	108,473
		997,548
Retail-Restaurants — 0.2%
Darden Restaurants, Inc.	3,562	226,686
DineEquity, Inc.	5,136	434,865
Wendy’s Co.	7,176	77,285
		738,836
Retail-Sporting Goods — 0.1%
Cabela’s, Inc.†	1,615	75,469
Dick’s Sporting Goods, Inc.	1,011	35,739
Vista Outdoor, Inc.†	1,964	87,417
		198,625
Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.†	5,103	94,201
Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co.	9,540	311,672
Satellite Telecom — 0.0%
EchoStar Corp., Class A†	1,558	60,933
Savings & Loans/Thrifts — 0.4%
First Niagara Financial Group, Inc.	12,550	136,167
New York Community Bancorp, Inc.	51,582	841,818
People’s United Financial, Inc.	10,926	176,455
TFS Financial Corp.	2,332	43,912
		1,198,352
Schools — 0.0%
Graham Holdings Co., Class B	123	59,651
Security Services — 0.1%
ADT Corp.	6,055	199,694
Semiconductor Components-Integrated Circuits — 1.0%
Analog Devices, Inc.	11,813	653,495
Cypress Semiconductor Corp.	11,732	115,091
Marvell Technology Group, Ltd.	16,013	141,235
Maxim Integrated Products, Inc.	52,521	1,995,798
NXP Semiconductors NV†	3,921	330,344
		3,235,963
Semiconductor Equipment — 0.2%
Applied Materials, Inc.	16,577	309,492
Lam Research Corp.	1,600	127,072
Teradyne, Inc.	7,583	156,741
		593,305
Software Tools — 0.4%
VMware, Inc., Class A†	20,162	1,140,564
Steel Pipe & Tube — 0.0%
Valmont Industries, Inc.	787	83,438
Steel-Producers — 0.2%
Nucor Corp.	11,280	454,584
Reliance Steel & Aluminum Co.	2,625	152,014
Steel Dynamics, Inc.	7,598	135,776
United States Steel Corp.	5,149	41,089
		783,463
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	3,860	43,425
Telecom Equipment-Fiber Optics — 0.2%
Viavi Solutions, Inc.†	103,503	630,333
Telecom Services — 0.2%
Level 3 Communications, Inc.†	9,007	489,621
Telecommunication Equipment — 0.3%
ARRIS International PLC†	4,004	122,402
CommScope Holding Co., Inc.†	2,072	53,644
Juniper Networks, Inc.	11,486	317,014
Nice Systems, Ltd. ADR	8,364	479,424
		972,484
Telephone-Integrated — 0.4%
CenturyLink, Inc.	19,927	501,363
Frontier Communications Corp.	155,625	726,769
Telephone & Data Systems, Inc.	3,322	86,007
Zayo Group Holdings, Inc.†	684	18,187
		1,332,326
Television — 0.5%
Liberty Media Corp., Class A†	3,695	145,029
Liberty Media Corp., Class C†	26,779	1,019,744
TEGNA, Inc.	8,018	204,619
Tribune Media Co., Class A	2,850	96,359
		1,465,751
Textile-Home Furnishings — 0.3%
Mohawk Industries, Inc.†	4,342	822,331
Tools-Hand Held — 0.5%
Stanley Black & Decker, Inc.	15,881	1,694,979
Toys — 0.1%
Hasbro, Inc.	740	49,846
Mattel, Inc.	11,959	324,926
		374,772
Transactional Software — 0.0%
Black Knight Financial Services, Inc., Class A†	90	2,975
Transport-Equipment & Leasing — 0.0%
AMERCO	134	52,193
GATX Corp.	1,552	66,038
		118,231
Transport-Marine — 0.2%
Golar LNG, Ltd.	3,178	50,180
Kirby Corp.†	11,490	604,604
Teekay Corp.	1,009	9,959
		664,743
Transport-Rail — 0.3%
Genesee & Wyoming, Inc., Class A†	1,222	65,609

9

Kansas City Southern	9,898	739,084
		804,693
Transport-Services — 0.0%
Ryder System, Inc.	1,884	107,068
Transport-Truck — 0.1%
Knight Transportation, Inc.	15,520	376,050
Veterinary Diagnostics — 0.0%
VCA, Inc.†	165	9,075
Vitamins & Nutrition Products — 0.3%
Herbalife, Ltd.†	380	20,375
Mead Johnson Nutrition Co.	11,127	878,477
		898,852
Water — 0.2%
American Water Works Co., Inc.	6,361	380,070
Aqua America, Inc.	6,258	186,488
		566,558
Total Common Stocks (cost $314,005,286)		313,230,781
CONVERTIBLE PREFERRED SECURITIES — 0.2%
Telephone-Integrated — 0.2%
Frontier Communications Corp., Series A 1.13% (cost $720,000)	7,200	659,376
EXCHANGE-TRADED FUNDS — 1.6%
iShares Russell Midcap Value Index Fund (cost $5,405,191)	77,308	5,309,514
Total Long-Term Investment Securities (cost $320,130,477)		319,199,671

SHORT-TERM INVESTMENT SECURITIES — 1.4%
Registered Investment Companies — 1.4%
SSgA U.S. Government Money Market Fund 0.00%(6) (cost $4,339,658)	4,339,658	4,339,658
REPURCHASE AGREEMENTS — 0.7%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 12/31/2015, to be repurchased 01/04/2016 in the amount of $1,476,002 and collateralized by $1,555,000 of Federal National Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $1,507,748	$1,476,000	1,476,000
State Street Bank and Trust Co. Joint Repurchase Agreement(7)	869,000	869,000
Total Repurchase Agreements
(cost $2,345,000)		2,345,000
TOTAL INVESTMENTS (cost $326,815,135)(8)	99.9%	325,884,329
Other assets less liabilities	0.1	306,809
NET ASSETS	100.0%	$326,191,138

†	Non-income producing security
(1)

Security was valued using fair value procedures at December 31, 2015. The aggregate value of these securities was $1,124,323 representing 0.3% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Illiquid security. At December 31, 2015, the aggregate value of these securities was $3,053,326 representing 0.9% of net assets.
(4)	Security represents an investment in an affiliated company; see Note 3
(5)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2015, the Mid Cap Value Portfolio held the following restricted securities:

	Acquistion		Acquistion		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets
Common Stocks
Zimmer Biomet Holdings, Inc.	05/02/2014	242	$23,684
	05/05/2014	841	82,455
	05/05/2014	327	31,859
	05/06/2014	764	76,449
	05/06/2014	3,852	385,169
	05/06/2014	30	2,972
	05/06/2014	1,124	112,996
	05/12/2014	273	27,505
	05/12/2014	545	55,065
	05/13/2014	389	39,387
	05/14/2014	393	39,823
	05/15/2014	779	78,361
	06/13/2014	103	10,896
	07/22/2014	176	18,065
	08/12/2014	172	16,593
	10/15/2014	3,256	314,904
	12/15/2014	165	18,275
	02/25/2015	214	25,863
	04/23/2015	1,063	126,051
		14,708	1,486,372	$1,508,894	$102.59	0.46%

(6)	The rate shown is the 7-day yield as of December 31, 2015.
(7)	See Note 2 for details of Joint Repurchase Agreement.
(8)	See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CVR — Contingent Value Rights

Futures Contracts

						Unrealized
Number of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	December 31, 2015	(Depreciation)
4	Long	S&P Midcap 400 E-Mini Index	March 2016	$556,927	$557,400	$473

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Food-Retail	$1,809,084	$—		$8,455	$1,817,539
Other Industries	310,288,919	1,124,323	**	—	311,413,242
Convertible Preferred Securities	659,376	—		—	659,376
Exchange-Traded Funds	5,309,514	—		—	5,309,514
Short-Term Investment Securities	4,339,658	—		—	4,339,658
Repurchase Agreements	—	2,345,000		—	2,345,000
Total Investments at Value	$322,406,551	$3,469,323		$8,455	$325,884,329

Other Financial Instruments:+
Futures Contracts	$473	$—		$—	$473

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

**   Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by  the Board.  See Note 1.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

10

Seasons Series Trust Small Cap Portfolio

Portfolio of Investments — December 31, 2015 — (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 96.5%
Advertising Services — 0.1%
Marchex, Inc., Class B	34,600	$134,594
Sizmek, Inc.†	2,663	9,720
		144,314
Aerospace/Defense — 0.6%
Aerovironment, Inc.†	2,779	81,897
Cubic Corp.	2,935	138,679
Esterline Technologies Corp.†	14,566	1,179,846
National Presto Industries, Inc.	652	54,025
		1,454,447
Aerospace/Defense-Equipment — 2.7%
AAR Corp.	34,146	897,698
Aerojet Rocketdyne Holdings, Inc.†	8,626	135,083
Astronics Corp.†	41,212	1,677,741
B/E Aerospace, Inc.	18,270	774,100
Curtiss-Wright Corp.	6,143	420,796
HEICO Corp.	30,181	1,640,639
Kaman Corp.	3,640	148,548
KLX, Inc.†	27,272	839,705
Moog, Inc., Class A†	8,577	519,766
		7,054,076
Agricultural Chemicals — 0.0%
Intrepid Potash, Inc.†	36,173	106,710
Agricultural Operations — 0.0%
Andersons, Inc.	3,502	110,768
Airlines — 0.6%
Alaska Air Group, Inc.	8,900	716,539
Allegiant Travel Co.	1,765	296,220
Hawaiian Holdings, Inc.†	12,063	426,186
Republic Airways Holdings, Inc.†	6,839	26,877
SkyWest, Inc.	6,819	129,697
		1,595,519
Apparel Manufacturers — 0.1%
G-III Apparel Group, Ltd.†	5,384	238,296
Oxford Industries, Inc.	1,961	125,151
		363,447
Appliances — 0.1%
iRobot Corp.†	3,906	138,272
Applications Software — 0.2%
Constant Contact, Inc.†	4,316	126,200
Ebix, Inc.	3,539	116,044
Epiq Systems, Inc.	4,335	56,658
Progress Software Corp.†	9,147	219,528
Tangoe, Inc.†	5,033	42,227
		560,657
Athletic Equipment — 0.1%
Nautilus, Inc.†	10,200	170,544
Audio/Video Products — 0.1%
Daktronics, Inc.	5,197	45,318
DTS, Inc.†	2,319	52,363
Universal Electronics, Inc.†	1,948	100,030
VOXX International Corp.†	5,682	29,887
		227,598
Auto Repair Centers — 1.0%
Monro Muffler Brake, Inc.	38,144	2,525,896
Auto/Truck Parts & Equipment-Original — 0.7%
American Axle & Manufacturing Holdings, Inc.†	63,641	1,205,361
Dana Holding Corp.	7,800	107,640
Gentherm, Inc.†	4,865	230,601
Superior Industries International, Inc.	3,109	57,268
Titan International, Inc.	5,858	23,080
Tower International, Inc.	9,300	265,701
		1,889,651
Auto/Truck Parts & Equipment-Replacement — 1.1%
Dorman Products, Inc.†	44,103	2,093,569
Douglas Dynamics, Inc.	27,900	587,853
Motorcar Parts of America, Inc.†	2,461	83,206
Standard Motor Products, Inc.	2,649	100,795
		2,865,423
B2B/E-Commerce — 0.0%
ePlus, Inc.†	784	73,116
Banks-Commercial — 9.6%
1st Source Corp.	3,740	115,454
Ameris Bancorp	3,461	117,639
BancFirst Corp.	5,800	339,996
BancorpSouth, Inc.	14,600	350,254
Bank of the Ozarks, Inc.	76,847	3,800,853
Banner Corp.	6,134	281,305
BBCN Bancorp, Inc.	15,489	266,721
Capital Bank Financial Corp., Class A	15,000	479,700
Cardinal Financial Corp.	4,328	98,462
Cathay General Bancorp, Class B	5,700	178,581
Central Pacific Financial Corp.	31,710	698,254
Chemical Financial Corp.	2,200	75,394
Citizens & Northern Corp.	1,500	31,500
City Holding Co.	5,656	258,140
CoBiz Financial, Inc.	3,900	52,338
Columbia Banking System, Inc.	7,757	252,180
Community Bank System, Inc.	5,842	233,329
CVB Financial Corp.	37,891	641,116
Eagle Bancorp, Inc.†	69,002	3,482,531
East West Bancorp, Inc.	355	14,754
First BanCorp†	15,600	50,700
First Commonwealth Financial Corp.	49,353	447,632
First Financial Bancorp	9,083	164,130
First Financial Bankshares, Inc.	8,864	267,427
First Interstate BancSystem, Inc.	2,400	69,768
First Midwest Bancorp, Inc.	10,473	193,017
First NBC Bank Holding Co.†	2,126	79,491
FNB Corp.	32,564	434,404
Fulton Financial Corp.	6,100	79,361
Glacier Bancorp, Inc.	10,223	271,216
Great Western Bancorp, Inc.	1,400	40,628
Guaranty Bancorp	2,400	39,696
Hanmi Financial Corp.	4,296	101,901
Home BancShares, Inc.	45,468	1,842,363
Independent Bank Corp.	3,525	163,983
LegacyTexas Financial Group, Inc.	78,168	1,955,763
MainSource Financial Group, Inc.	2,200	50,336
MB Financial, Inc.	9,307	301,268
National Penn Bancshares, Inc.	22,851	281,753
NBT Bancorp, Inc.	5,816	162,150
OFG Bancorp	21,594	158,068
Old National Bancorp	15,387	208,648
PacWest Bancorp	3,900	168,090

1

Pinnacle Financial Partners, Inc.	4,720	242,419
PrivateBancorp, Inc.	10,621	435,673
S&T Bancorp, Inc.	4,677	144,145
Sierra Bancorp	1,600	28,240
Simmons First National Corp., Class A	6,081	312,320
Southside Bancshares, Inc.	4,205	101,004
Southwest Bancorp, Inc.	3,900	68,172
Suffolk Bancorp	7,602	215,517
Talmer Bancorp, Inc., Class A	8,440	152,848
TCF Financial Corp.	14,700	207,564
Texas Capital Bancshares, Inc.†	6,160	304,427
Tompkins Financial Corp.	1,642	92,215
TrustCo Bank Corp. NY	12,778	78,457
UMB Financial Corp.	7,830	364,487
Union Bankshares Corp.	22,563	569,490
United Bankshares, Inc.	8,697	321,702
United Community Banks, Inc.	7,812	152,256
Webster Financial Corp.	1,300	48,347
West Bancorporation, Inc.	6,400	126,400
Westamerica Bancorporation	24,230	1,132,753
Wilshire Bancorp, Inc.	22,705	262,243
Wintrust Financial Corp.	6,499	315,331
		24,976,304
Banks-Fiduciary — 0.1%
Boston Private Financial Holdings, Inc.	11,240	127,462
Banks-Mortgage — 0.2%
Walker & Dunlop, Inc.†	14,014	403,743
Batteries/Battery Systems — 0.9%
EnerSys	43,379	2,426,187
Brewery — 0.5%
Boston Beer Co., Inc., Class A†	6,198	1,251,438
Broadcast Services/Program — 0.4%
MSG Networks, Inc., Class A†	32,420	674,336
Nexstar Broadcasting Group, Inc., Class A	5,100	299,370
		973,706
Building & Construction Products-Misc. — 1.1%
Drew Industries, Inc.	35,044	2,133,829
Gibraltar Industries, Inc.†	15,762	400,985
Quanex Building Products Corp.	4,557	95,014
Simpson Manufacturing Co., Inc.	5,514	188,303
		2,818,131
Building & Construction-Misc. — 0.3%
Aegion Corp.†	4,870	94,040
Comfort Systems USA, Inc.	5,010	142,384
Dycom Industries, Inc.†	4,364	305,305
MYR Group, Inc.†	2,770	57,090
TopBuild Corp.†	5,063	155,789
		754,608
Building Products-Air & Heating — 0.1%
AAON, Inc.	5,451	126,572
Building Products-Cement — 0.2%
Continental Building Products, Inc.†	13,900	242,694
Headwaters, Inc.†	9,929	167,502
		410,196
Building Products-Doors & Windows — 0.1%
Apogee Enterprises, Inc.	3,909	170,081
Griffon Corp.	5,112	90,994
PGT, Inc.†	6,537	74,456
		335,531
Building Products-Wood — 0.1%
Boise Cascade Co.†	5,216	133,164
Universal Forest Products, Inc.	2,705	184,941
		318,105
Building-Heavy Construction — 0.0%
Orion Marine Group, Inc.†	3,665	15,283
Building-Maintenance & Services — 0.1%
ABM Industries, Inc.	7,548	214,892
Building-Mobile Home/Manufactured Housing — 0.0%
Winnebago Industries, Inc.	3,625	72,137
Building-Residential/Commercial — 0.1%
Installed Building Products, Inc.†	2,234	55,470
M/I Homes, Inc.†	3,312	72,599
Meritage Homes Corp.†	4,956	168,455
		296,524
Casino Hotels — 0.1%
Boyd Gaming Corp.†	13,243	263,138
Monarch Casino & Resort, Inc.†	1,437	32,649
		295,787
Casino Services — 0.0%
Scientific Games Corp., Class A†	6,720	60,278
Chemicals-Diversified — 0.2%
Aceto Corp.	3,964	106,949
Innophos Holdings, Inc.	8,185	237,201
Innospec, Inc.	3,236	175,747
Koppers Holdings, Inc.†	2,762	50,407
		570,304
Chemicals-Fibers — 0.1%
Rayonier Advanced Materials, Inc.	32,060	313,867
Chemicals-Other — 0.0%
American Vanguard Corp.	3,448	48,306
Chemicals-Plastics — 0.0%
A. Schulman, Inc.	3,936	120,599
Chemicals-Specialty — 1.2%
Balchem Corp.	34,720	2,110,976
Calgon Carbon Corp.	6,914	119,266
H.B. Fuller Co.	6,793	247,741
Hawkins, Inc.	1,275	45,607
Kraton Performance Polymers, Inc.†	4,101	68,118
Minerals Technologies, Inc.	7,400	339,364
Quaker Chemical Corp.	1,788	138,141
Stepan Co.	2,453	121,889
		3,191,102
Circuit Boards — 0.0%
Park Electrochemical Corp.	2,721	40,978

2

TTM Technologies, Inc.†	8,658	56,364
		97,342
Coal — 0.0%
Cloud Peak Energy, Inc.†	8,219	17,096
SunCoke Energy, Inc.	16,998	58,983
		76,079
Commercial Services — 0.3%
Healthcare Services Group, Inc.	9,670	337,193
HMS Holdings Corp.†	27,956	344,977
Medifast, Inc.	2,148	65,256
Nutrisystem, Inc.	3,920	84,829
		832,255
Commercial Services-Finance — 1.1%
Cardtronics, Inc.†	6,034	203,044
EVERTEC, Inc.	2,200	36,828
Green Dot Corp., Class A†	6,322	103,807
Heartland Payment Systems, Inc.	8,439	800,186
LendingTree, Inc.†	956	85,352
MoneyGram International, Inc.†	3,100	19,437
Vantiv, Inc., Class A†	3,200	151,744
WEX, Inc.†	17,455	1,543,022
		2,943,420
Communications Software — 0.0%
Digi International, Inc.†	3,399	38,681
Computer Aided Design — 0.4%
Aspen Technology, Inc.†	30,700	1,159,232
Computer Graphics — 0.1%
Monotype Imaging Holdings, Inc.	5,362	126,758
Computer Services — 2.6%
Barracuda Networks, Inc.†	8,900	166,252
CACI International, Inc., Class A†	3,257	302,184
Ciber, Inc.†	9,606	33,717
Convergys Corp.	31,800	791,502
Engility Holdings, Inc.	2,320	75,354
ExlService Holdings, Inc.†	4,428	198,950
Insight Enterprises, Inc.†	11,984	301,038
LivePerson, Inc.†	6,622	44,698
Manhattan Associates, Inc.†	55,815	3,693,279
Science Applications International Corp.	8,400	384,552
Sykes Enterprises, Inc.†	5,228	160,918
TeleTech Holdings, Inc.	2,211	61,709
Unisys Corp.†	36,000	397,800
Virtusa Corp.†	3,643	150,602
		6,762,555
Computer Software — 0.3%
AVG Technologies NV†	12,950	259,648
Blackbaud, Inc.	6,192	407,805
		667,453
Computers-Integrated Systems — 0.1%
Agilysys, Inc.†	2,034	20,320
Mercury Systems, Inc.†	4,436	81,445
MTS Systems Corp.	1,993	126,376
Super Micro Computer, Inc.†	4,916	120,491
		348,632
Computers-Periphery Equipment — 0.1%
Electronics For Imaging, Inc.†	6,410	299,603
Consulting Services — 0.1%
CRA International, Inc.†	1,300	24,245
Forrester Research, Inc.	1,335	38,021
Navigant Consulting, Inc.†	6,393	102,671
		164,937
Consumer Products-Misc. — 0.7%
Central Garden & Pet Co.†	1,328	17,955
Central Garden & Pet Co., Class A†	4,390	59,704
CSS Industries, Inc.	4,200	119,196
Helen of Troy, Ltd.†	13,329	1,256,258
Tumi Holdings, Inc.†	7,570	125,889
WD-40 Co.	1,796	177,175
		1,756,177
Containers-Paper/Plastic — 0.4%
Graphic Packaging Holding Co.	56,200	721,046
KapStone Paper and Packaging Corp.	11,517	260,169
		981,215
Cosmetics & Toiletries — 0.0%
Inter Parfums, Inc.	2,291	54,572
Data Processing/Management — 0.4%
CSG Systems International, Inc.	16,393	589,820
Fair Isaac Corp.	5,300	499,154
		1,088,974
Decision Support Software — 0.0%
Interactive Intelligence Group, Inc.†	2,333	73,303
Diagnostic Equipment — 0.1%
Affymetrix, Inc.†	15,144	152,803
Diagnostic Kits — 0.3%
Meridian Bioscience, Inc.	5,622	115,363
Quidel Corp.†	36,600	775,920
		891,283
Direct Marketing — 0.0%
Harte-Hanks, Inc.	6,337	20,532
Disposable Medical Products — 0.2%
ICU Medical, Inc.†	1,932	217,891
Merit Medical Systems, Inc.†	5,939	110,406
Utah Medical Products, Inc.	1,500	87,810
		416,107
Distribution/Wholesale — 0.7%
Core-Mark Holding Co., Inc.	3,097	253,768
Essendant, Inc.	26,124	849,291
Pool Corp.	5,724	462,385
ScanSource, Inc.†	3,596	115,863
Veritiv Corp.†	1,096	39,697
		1,721,004
Diversified Manufacturing Operations — 1.1%
Actuant Corp., Class A	8,020	192,159
AZZ, Inc.	3,466	192,606
Barnes Group, Inc.	6,934	245,394

3

Blount International, Inc.†	3,000	29,430
Colfax Corp.†	21,648	505,481
EnPro Industries, Inc.	2,950	129,328
Fabrinet†	4,087	97,352
Federal Signal Corp.	8,350	132,348
GP Strategies Corp.†	40,796	1,024,388
Harsco Corp.	10,762	84,805
LSB Industries, Inc.†	2,636	19,111
Lydall, Inc.†	2,290	81,249
SPX Corp.	5,483	51,156
Standex International Corp.	1,716	142,685
Tredegar Corp.	3,337	45,450
		2,972,942
Diversified Minerals — 0.1%
US Silica Holdings, Inc.	7,173	134,350
Diversified Operations/Commercial Services — 0.6%
Colliers International Group, Inc.	31,948	1,423,284
Viad Corp.	2,706	76,390
		1,499,674
Drug Delivery Systems — 0.3%
BioDelivery Sciences International, Inc.†	18,300	87,657
Depomed, Inc.†	8,126	147,325
Heron Therapeutics, Inc.†	6,100	162,870
Nektar Therapeutics†	17,931	302,137
Revance Therapeutics, Inc.†	1,800	61,488
		761,477
E-Commerce/Products — 0.1%
Blue Nile, Inc.†	1,550	57,552
FTD Cos., Inc.†	2,465	64,509
Stamps.com, Inc.†	2,007	219,987
		342,048
E-Commerce/Services — 0.0%
Match Group, Inc.†	7,200	97,560
E-Marketing/Info — 0.1%
comScore, Inc.†	4,344	178,755
Liquidity Services, Inc.†	3,284	21,346
QuinStreet, Inc.†	4,778	20,498
		220,599
E-Services/Consulting — 0.0%
Perficient, Inc.†	4,746	81,252
Educational Software — 0.0%
Instructure, Inc.†	1,300	27,066
Electric Products-Misc. — 0.1%
Littelfuse, Inc.	2,996	320,602
Electric-Distribution — 0.1%
EnerNOC, Inc.†	18,900	72,765
Spark Energy, Inc., Class A	5,300	109,816
		182,581
Electric-Generation — 0.1%
Atlantic Power Corp.	96,700	190,499
Electric-Integrated — 0.8%
ALLETE, Inc.	6,146	312,401
Avista Corp.	10,072	356,247
El Paso Electric Co.	12,332	474,782
NorthWestern Corp.	8,372	454,181
PNM Resources, Inc.	5,100	155,907
Portland General Electric Co.	10,200	370,974
		2,124,492
Electronic Components-Misc. — 1.9%
Bel Fuse, Inc., Class B	1,188	20,540
Benchmark Electronics, Inc.†	8,189	169,267
CTS Corp.	4,385	77,351
Methode Electronics, Inc.	5,170	164,561
OSI Systems, Inc.†	38,486	3,412,169
Plexus Corp.†	4,490	156,791
Rogers Corp.†	2,410	124,284
Sanmina Corp.†	19,335	397,914
Stoneridge, Inc.†	23,400	346,320
Vishay Intertechnology, Inc.	6,400	77,120
		4,946,317
Electronic Components-Semiconductors — 1.4%
CEVA, Inc.†	2,747	64,170
Diodes, Inc.†	5,223	120,025
DSP Group, Inc.†	2,908	27,452
Intersil Corp., Class A	19,500	248,820
InvenSense, Inc.†	32,300	330,429
Kopin Corp.†	8,395	22,834
Microsemi Corp.†	12,851	418,814
Monolithic Power Systems, Inc.	4,885	311,223
PMC-Sierra, Inc.†	21,400	248,668
QLogic Corp.†	11,264	137,421
Rambus, Inc.†	15,658	181,476
Rovi Corp.†	73,904	1,231,241
Semtech Corp.†	8,720	164,982
		3,507,555
Electronic Design Automation — 0.1%
Mentor Graphics Corp.	14,200	261,564
Electronic Measurement Instruments — 0.2%
Badger Meter, Inc.	1,950	114,250
ESCO Technologies, Inc.	3,469	125,370
FARO Technologies, Inc.†	2,337	68,988
Itron, Inc.†	5,092	184,229
		492,837
Electronic Parts Distribution — 0.1%
Tech Data Corp.†	3,700	245,606
Electronic Security Devices — 0.1%
American Science & Engineering, Inc.	963	39,849
TASER International, Inc.†	7,208	124,626
		164,475
Energy-Alternate Sources — 0.7%
First Solar, Inc.†	5,000	329,950
FutureFuel Corp.	3,054	41,229
Green Plains, Inc.	4,785	109,577
Renewable Energy Group, Inc.†	4,000	37,160
REX American Resources Corp.†	18,174	982,668
Sunrun, Inc.†	24,300	286,011
		1,786,595

4

Engineering/R&D Services — 0.7%
Argan, Inc.	9,200	298,080
EMCOR Group, Inc.	23,128	1,111,069
Exponent, Inc.	3,459	172,777
VSE Corp.	4,700	292,246
		1,874,172
Engines-Internal Combustion — 0.2%
Briggs & Stratton Corp.	27,542	476,477
Enterprise Software/Service — 1.9%
ManTech International Corp., Class A	3,274	99,006
MedAssets, Inc.†	7,975	246,746
MicroStrategy, Inc., Class A†	1,254	224,830
Omnicell, Inc.†	4,760	147,941
Open Text Corp.	29,310	1,404,828
SYNNEX Corp.	3,881	349,018
Tyler Technologies, Inc.†	13,224	2,305,208
Xactly Corp†	16,200	138,186
		4,915,763
Entertainment Software — 0.6%
Take-Two Interactive Software, Inc.†	45,970	1,601,595
Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.	7,931	206,365
Finance-Auto Loans — 1.3%
Credit Acceptance Corp.†	16,291	3,486,600
Finance-Consumer Loans — 1.2%
Encore Capital Group, Inc.†	3,158	91,835
Enova International, Inc.†	3,591	23,736
Nelnet, Inc., Class A	4,700	157,779
PRA Group, Inc.†	81,658	2,832,716
World Acceptance Corp.†	1,138	42,220
		3,148,286
Finance-Investment Banker/Broker — 0.6%
Cowen Group, Inc., Class A†	29,300	112,219
Evercore Partners, Inc., Class A	5,312	287,220
Greenhill & Co., Inc.	3,664	104,827
Interactive Brokers Group, Inc., Class A	7,786	339,470
INTL. FCStone, Inc.†	2,770	92,684
Investment Technology Group, Inc.	17,212	292,948
KCG Holdings, Inc., Class A†	10,951	134,807
Piper Jaffray Cos.†	2,041	82,456
		1,446,631
Finance-Mortgage Loan/Banker — 0.0%
Arlington Asset Investment Corp., Class A	3,400	44,982
Finance-Other Services — 0.3%
MarketAxess Holdings, Inc.	4,800	535,632
WageWorks, Inc.†	4,829	219,092
		754,724
Financial Guarantee Insurance — 0.1%
MGIC Investment Corp.†	14,900	131,567
NMI Holdings, Inc., Class A†	14,300	96,811
		228,378
Firearms & Ammunition — 0.1%
Sturm Ruger & Co., Inc.	2,513	149,800
Food-Canned — 0.4%
Seneca Foods Corp., Class A†	2,209	64,017
TreeHouse Foods, Inc.†	13,339	1,046,578
		1,110,595
Food-Dairy Products — 0.1%
Dean Foods Co.	17,500	300,125
Food-Misc./Diversified — 0.7%
B&G Foods, Inc.	12,790	447,906
Cal-Maine Foods, Inc.	4,169	193,191
Darling Ingredients, Inc.†	22,133	232,839
Diamond Foods, Inc.†	3,559	137,199
J&J Snack Foods Corp.	1,983	231,357
Pinnacle Foods, Inc.	8,100	343,926
Snyder’s-Lance, Inc.	7,040	241,472
		1,827,890
Food-Retail — 0.1%
Ingles Markets, Inc., Class A	6,100	268,888
Smart & Final Stores, Inc.†	1,800	32,778
		301,666
Food-Wholesale/Distribution — 0.1%
Calavo Growers, Inc.	1,985	97,265
SpartanNash Co.	5,051	109,304
		206,569
Footwear & Related Apparel — 0.2%
Crocs, Inc.†	9,897	101,345
Iconix Brand Group, Inc.†	6,502	44,409
Steven Madden, Ltd.†	7,567	228,675
Wolverine World Wide, Inc.	13,824	230,999
		605,428
Forestry — 0.0%
Deltic Timber Corp.	1,470	86,539
Funeral Services & Related Items — 0.1%
Matthews International Corp., Class A	4,418	236,142
Gambling (Non-Hotel) — 0.3%
Isle of Capri Casinos, Inc.†	41,600	579,488
Pinnacle Entertainment, Inc.†	8,179	254,530
		834,018
Gas-Distribution — 1.2%
AGL Resources, Inc.	3,200	204,192
Laclede Group, Inc.	9,825	583,703
New Jersey Resources Corp.	18,128	597,499
Northwest Natural Gas Co.	3,678	186,144
Piedmont Natural Gas Co., Inc.	14,562	830,325
South Jersey Industries, Inc.	9,279	218,242
Southwest Gas Corp.	9,765	538,637
		3,158,742
Golf — 0.0%
Callaway Golf Co.	12,082	113,812
Hazardous Waste Disposal — 0.0%
US Ecology, Inc.	2,920	106,405
Health Care Cost Containment — 0.6%
CorVel Corp.†	31,938	1,402,717

5

ExamWorks Group, Inc.†	5,356	142,470
HealthEquity, Inc.†	4,690	117,578
		1,662,765
Home Furnishings — 0.3%
American Woodmark Corp.†	1,837	146,923
Ethan Allen Interiors, Inc.	3,512	97,704
La-Z-Boy, Inc.	6,744	164,689
Leggett & Platt, Inc.	5,700	239,514
Select Comfort Corp.†	6,805	145,695
		794,525
Hotels/Motels — 0.1%
Interval Leisure Group, Inc.	5,253	81,999
Marcus Corp.	2,540	48,184
		130,183
Housewares — 0.1%
NACCO Industries, Inc., Class A	4,100	173,020
Human Resources — 1.4%
AMN Healthcare Services, Inc.†	6,408	198,968
Barrett Business Services, Inc.	12,400	539,896
CDI Corp.	1,959	13,243
Cross Country Healthcare, Inc.†	41,977	688,003
Heidrick & Struggles International, Inc.	2,322	63,205
Insperity, Inc.	2,497	120,231
Kelly Services, Inc., Class A	3,991	64,455
Korn/Ferry International	6,880	228,278
Monster Worldwide, Inc.†	12,266	70,284
On Assignment, Inc.†	33,336	1,498,453
Resources Connection, Inc.	4,991	81,553
TrueBlue, Inc.†	5,639	145,261
		3,711,830
Identification Systems — 0.1%
Brady Corp., Class A	6,320	145,234
Checkpoint Systems, Inc.	5,665	35,519
		180,753
Independent Power Producers — 0.1%
Ormat Technologies, Inc.	8,800	320,936
Industrial Automated/Robotic — 0.0%
Hurco Cos., Inc.	3,600	95,616
Instruments-Controls — 0.1%
Watts Water Technologies, Inc., Class A	4,380	217,555
Insurance Brokers — 0.0%
eHealth, Inc.†	2,239	22,345
Insurance-Life/Health — 0.5%
American Equity Investment Life Holding Co.	25,157	604,523
CNO Financial Group, Inc.	27,700	528,793
Primerica, Inc.	3,400	160,582
		1,293,898
Insurance-Multi-line — 0.2%
Horace Mann Educators Corp.	5,469	181,462
Kemper Corp.	7,100	264,475
United Fire Group, Inc.	2,830	108,417
		554,354
Insurance-Property/Casualty — 4.7%
Ambac Financial Group, Inc.†	1,000	14,090
AMERISAFE, Inc.	2,565	130,558
AmTrust Financial Services, Inc.	60,562	3,729,408
Employers Holdings, Inc.	4,310	117,663
First American Financial Corp.	1,900	68,210
Global Indemnity PLC†	1,300	37,726
HCI Group, Inc.	1,215	42,343
Infinity Property & Casualty Corp.	1,512	124,332
National General Holdings Corp.	173,945	3,802,438
Navigators Group, Inc.†	4,572	392,232
ProAssurance Corp.	12,140	589,154
RLI Corp.	42,256	2,609,308
Safety Insurance Group, Inc.	1,886	106,333
Selective Insurance Group, Inc.	7,685	258,062
Stewart Information Services Corp.	3,888	145,139
United Insurance Holdings Corp.	2,401	41,057
Universal Insurance Holdings, Inc.	4,353	100,902
		12,308,955
Insurance-Reinsurance — 0.0%
Aspen Insurance Holdings, Ltd.	1,600	77,280
Internet Application Software — 0.2%
Bazaarvoice, Inc.†	112,900	494,502
Internet Content-Information/News — 0.2%
DHI Group, Inc.†	5,660	51,902
HealthStream, Inc.†	3,274	72,028
WebMD Health Corp.†	9,200	444,360
XO Group, Inc.†	3,175	50,991
		619,281
Internet Incubators — 0.0%
ModusLink Global Solutions, Inc.†	37,052	91,889
Internet Security — 0.2%
Mimecast, Ltd.†	7,900	75,840
Rapid7, Inc.†	4,700	71,111
VASCO Data Security International, Inc.†	13,189	220,652
Zix Corp.†	14,000	71,120
		438,723
Internet Telephone — 0.1%
8x8, Inc.†	11,997	137,366
Investment Management/Advisor Services — 0.2%
Calamos Asset Management, Inc., Class A	2,317	22,429
Federated Investors, Inc., Class B	2,100	60,165
Financial Engines, Inc.	6,920	232,996
Virtus Investment Partners, Inc.	908	106,654
		422,244
Lasers-System/Components — 0.2%
Coherent, Inc.†	4,450	289,740
Electro Scientific Industries, Inc.†	3,711	19,260
II-VI, Inc.†	7,065	131,126
Newport Corp.†	5,183	82,254

6

Rofin-Sinar Technologies, Inc.†	3,810	102,032
		624,412
Linen Supply & Related Items — 0.1%
G&K Services, Inc., Class A	2,690	169,201
UniFirst Corp.	2,050	213,610
		382,811
Machinery-Construction & Mining — 0.1%
Astec Industries, Inc.	2,533	103,093
Hyster-Yale Materials Handling, Inc.	1,500	78,675
		181,768
Machinery-Electrical — 0.1%
Franklin Electric Co., Inc.	5,170	139,745
Machinery-Farming — 0.0%
Lindsay Corp.	1,517	109,831
Machinery-General Industrial — 0.5%
Albany International Corp., Class A	3,870	141,448
Applied Industrial Technologies, Inc.	10,284	416,399
Chart Industries, Inc.†	4,104	73,708
DXP Enterprises, Inc.†	11,677	266,236
Kadant, Inc.	8,100	328,941
Tennant Co.	2,397	134,855
		1,361,587
Machinery-Pumps — 0.1%
SPX FLOW, Inc.†	5,522	154,119
Medical Imaging Systems — 0.1%
Analogic Corp.	1,669	137,859
Medical Information Systems — 0.2%
Computer Programs & Systems, Inc.	1,412	70,247
Medidata Solutions, Inc.†	7,439	366,668
Quality Systems, Inc.	5,970	96,237
		533,152
Medical Instruments — 0.9%
Abaxis, Inc.	2,869	159,746
AngioDynamics, Inc.†	3,558	43,194
CONMED Corp.	5,162	227,386
CryoLife, Inc.	3,403	36,684
Integra LifeSciences Holdings Corp.†	3,876	262,715
LivaNova PLC†	5,300	314,661
Natus Medical, Inc.†	4,437	213,198
NuVasive, Inc.†	10,197	551,760
SurModics, Inc.†	21,858	443,062
Vascular Solutions, Inc.†	2,330	80,129
		2,332,535
Medical Labs & Testing Services — 0.0%
Teladoc, Inc.†	2,800	50,288
Medical Laser Systems — 0.1%
Cynosure, Inc., Class A†	3,053	136,378
Medical Products — 1.1%
ABIOMED, Inc.†	5,243	473,338
Cantel Medical Corp.	4,808	298,769
Greatbatch, Inc.†	3,367	176,767
Haemonetics Corp.†	6,815	219,716
Hanger, Inc.†	4,742	78,006
Invacare Corp.	4,016	69,838
Luminex Corp.†	5,149	110,137
MiMedx Group, Inc.†	13,323	124,837
Orthofix International NV†	18,700	733,227
Penumbra, Inc.†	600	32,286
Wright Medical Group NV†	18,143	438,698
		2,755,619
Medical-Biomedical/Gene — 1.6%
Acorda Therapeutics, Inc.†	5,798	248,038
Aduro Biotech, Inc.†	1,200	33,768
Aegerion Pharmaceuticals, Inc.†	8,800	88,880
ANI Pharmaceuticals, Inc.†	1,019	45,982
Applied Genetic Technologies Corp.†	700	14,280
Ardelyx, Inc.†	2,300	41,676
Atara Biotherapeutics, Inc.†	4,000	105,640
Avalanche Biotechnologies, Inc.†	3,200	30,464
Bellicum Pharmaceuticals, Inc.†	6,200	125,674
Blueprint Medicines Corp.†	3,100	81,654
Cambrex Corp.†	4,237	199,520
ChemoCentryx, Inc.†	5,500	44,550
Coherus Biosciences, Inc.†	5,500	126,280
Dimension Therapeutics, Inc.†	1,300	14,664
Edge Therapeutics, Inc.†	7,600	95,000
Emergent BioSolutions, Inc.†	4,081	163,281
Infinity Pharmaceuticals, Inc.†	14,200	111,470
Karyopharm Therapeutics, Inc.†	7,100	94,075
Kite Pharma, Inc.†	600	36,972
Ligand Pharmaceuticals, Inc.†	2,436	264,111
MacroGenics, Inc.†	4,600	142,462
Medicines Co.†	9,331	348,420
Merrimack Pharmaceuticals, Inc.†	9,900	78,210
Momenta Pharmaceuticals, Inc.†	8,422	124,982
Nivalis Therapeutics, Inc.†	9,900	76,626
Prothena Corp. PLC†	5,700	388,227
PTC Therapeutics, Inc.†	7,500	243,000
Repligen Corp.†	4,426	125,212
Sage Therapeutics, Inc.†	4,100	239,030
Spark Therapeutics, Inc.†	2,600	117,806
Spectrum Pharmaceuticals, Inc.†	7,962	48,011
Tokai Pharmaceuticals, Inc.†	6,300	54,936
Trius Therapeutics, Inc. CVR†(1)(2)	13,800	0
Ultragenyx Pharmaceutical, Inc.†	800	89,744
Versartis, Inc.†	4,000	49,560
		4,092,205
Medical-Drugs — 1.5%
ACADIA Pharmaceuticals, Inc.†	8,800	313,720
Adamas Pharmaceuticals, Inc.†	3,300	93,456
Amicus Therapeutics, Inc.†	21,400	207,580
Anacor Pharmaceuticals, Inc.†	3,300	372,801
Chiasma, Inc.†	4,100	80,237
Chimerix, Inc.†	2,800	25,060
Dicerna Pharmaceuticals, Inc.†	1,400	16,618
Enanta Pharmaceuticals, Inc.†	1,760	58,115
FibroGen, Inc.†	6,300	191,961
Global Blood Therapeutics, Inc.†	6,400	206,912
Immune Design Corp.†	5,300	106,424
Lannett Co., Inc.†	3,730	149,648

7

Ophthotech Corp.†	3,100	243,443
Orexigen Therapeutics, Inc.†	34,900	60,028
Pacira Pharmaceuticals, Inc.†	3,700	284,123
PharMerica Corp.†	4,092	143,220
Prestige Brands Holdings, Inc.†	13,687	704,607
Relypsa, Inc.†	4,500	127,530
Sagent Pharmaceuticals, Inc.†	3,216	51,167
Supernus Pharmaceuticals, Inc.†	4,601	61,837
Synergy Pharmaceuticals, Inc.†	47,900	271,593
		3,770,080
Medical-Generic Drugs — 0.2%
Amphastar Pharmaceuticals, Inc.†	6,100	86,803
Impax Laboratories, Inc.†	8,906	380,821
		467,624
Medical-HMO — 0.5%
Centene Corp.†	9,375	616,968
Magellan Health, Inc.†	3,436	211,864
Molina Healthcare, Inc.†	6,700	402,871
		1,231,703
Medical-Hospitals — 0.1%
Adeptus Health, Inc., Class A†	1,900	103,588
Select Medical Holdings Corp.	14,102	167,955
		271,543
Medical-Nursing Homes — 0.1%
Ensign Group, Inc.	6,410	145,058
Kindred Healthcare, Inc.	11,259	134,095
		279,153
Medical-Outpatient/Home Medical — 0.5%
Addus HomeCare Corp.†	13,600	316,608
Air Methods Corp.†	4,806	201,516
Almost Family, Inc.†	1,109	42,397
Amedisys, Inc.†	3,802	149,495
Amsurg Corp.†	2,400	182,400
Chemed Corp.	2,268	339,746
LHC Group, Inc.†	1,738	78,714
Providence Service Corp.†	1,694	79,482
		1,390,358
Metal Processors & Fabrication — 0.1%
CIRCOR International, Inc.	2,215	93,362
Haynes International, Inc.	1,672	61,346
Mueller Industries, Inc.	7,680	208,128
		362,836
Metal Products-Distribution — 0.0%
Olympic Steel, Inc.	1,227	14,209
Metal-Aluminum — 0.1%
Century Aluminum Co.†	6,658	29,428
Kaiser Aluminum Corp.	2,383	199,362
		228,790
Metal-Diversified — 0.0%
Ferroglobe PLC	8,720	93,740
Miscellaneous Manufacturing — 0.2%
Hillenbrand, Inc.	8,444	250,196
John Bean Technologies Corp.	3,915	195,084
		445,280
MRI/Medical Diagnostic Imaging — 0.4%
Alliance HealthCare Services, Inc.†	15,900	145,962
Surgical Care Affiliates, Inc.†	19,800	788,238
		934,200
Multimedia — 0.1%
E.W. Scripps Co., Class A	7,152	135,888
Networking Products — 0.7%
Anixter International, Inc.†	3,810	230,086
Black Box Corp.	2,067	19,698
Ixia†	8,178	101,653
LogMeIn, Inc.†	3,367	225,926
NETGEAR, Inc.†	7,134	298,986
Polycom, Inc.†	56,100	706,299
Ruckus Wireless, Inc.†	11,916	127,620
		1,710,268
Non-Ferrous Metals — 0.0%
Materion Corp.	2,687	75,236
Office Furnishings-Original — 0.1%
Interface, Inc.	8,848	169,351
Office Supplies & Forms — 0.2%
ACCO Brands Corp.†	85,100	606,763
Oil & Gas Drilling — 0.0%
Parker Drilling Co.†	21,100	38,402
Oil Companies-Exploration & Production — 0.6%
Bill Barrett Corp.†	77,713	305,412
Bonanza Creek Energy, Inc.†	5,483	28,895
Carrizo Oil & Gas, Inc.†	7,288	215,579
Contango Oil & Gas Co.†	2,346	15,038
Northern Oil and Gas, Inc.†	7,021	27,101
PDC Energy, Inc.†	5,386	287,505
Penn Virginia Corp.†	20,000	6,008
Rex Energy Corp.†	33,115	34,771
Stone Energy Corp.†	53,871	231,106
Synergy Resources Corp.†	13,392	114,100
Unit Corp.†	14,874	181,463
		1,446,978
Oil Field Machinery & Equipment — 0.1%
Exterran Corp.†	5,723	91,854
Flotek Industries, Inc.†	7,205	82,425
Gulf Island Fabrication, Inc.	1,799	18,818
		193,097
Oil Refining & Marketing — 0.1%
Adams Resources & Energy, Inc.	1,200	46,080
Alon USA Energy, Inc.	5,600	83,104
Western Refining, Inc.	2,600	92,612
		221,796
Oil-Field Services — 0.7%
Archrock, Inc.	13,631	102,505
Basic Energy Services, Inc.†	14,367	38,503
Bristow Group, Inc.	4,695	121,600
CARBO Ceramics, Inc.	2,628	45,202

8

Gulfmark Offshore, Inc., Class A	29,557	138,031
Helix Energy Solutions Group, Inc.†	13,262	69,758
Key Energy Services, Inc.†	59,800	28,830
Matrix Service Co.†	3,566	73,246
Newpark Resources, Inc.†	11,306	59,696
Oil States International, Inc.†	13,839	377,113
Pioneer Energy Services Corp.†	26,266	56,997
SEACOR Holdings, Inc.†	9,345	491,173
Tesco Corp.	5,241	37,945
TETRA Technologies, Inc.†	10,780	81,066
		1,721,665
Optical Recognition Equipment — 0.1%
Lumentum Holdings, Inc.†	6,339	139,585
Paper & Related Products — 0.7%
Clearwater Paper Corp.†	2,388	108,726
Domtar Corp.	2,700	99,765
Neenah Paper, Inc.	22,999	1,435,827
P.H. Glatfelter Co.	5,832	107,542
Schweitzer-Mauduit International, Inc.	4,094	171,907
		1,923,767
Patient Monitoring Equipment — 0.1%
Masimo Corp.†	6,081	252,422
Physical Therapy/Rehabilitation Centers — 0.0%
U.S. Physical Therapy, Inc.	1,669	89,592
Physicians Practice Management — 0.0%
Healthways, Inc.†	4,213	54,221
Platinum — 0.1%
Stillwater Mining Co.†	16,257	139,322
Poultry — 0.3%
Pilgrim’s Pride Corp.	11,100	245,199
Sanderson Farms, Inc.	5,650	437,988
		683,187
Power Converter/Supply Equipment — 0.2%
Advanced Energy Industries, Inc.†	18,714	528,296
Powell Industries, Inc.	1,181	30,742
Vicor Corp.†	2,216	20,210
		579,248
Printing-Commercial — 0.3%
Deluxe Corp.	7,100	387,234
Ennis, Inc.	15,700	302,225
		689,459
Private Equity — 0.0%
Gramercy Property Trust	8,400	64,848
Professional Sports — 0.7%
Madison Square Garden Co., Class A†	10,807	1,748,573
Protection/Safety — 0.1%
Landauer, Inc.	6,187	203,676
Publishing-Books — 0.2%
Houghton Mifflin Harcourt Co.†	15,600	339,768
Scholastic Corp.	3,573	137,775
		477,543
Publishing-Newspapers — 0.1%
Gannett Co., Inc.	15,456	251,778
Racetracks — 0.0%
Speedway Motorsports, Inc.	5,700	118,104
Real Estate Investment Trusts — 5.0%
Acadia Realty Trust	9,274	307,433
Agree Realty Corp.	2,602	88,442
American Assets Trust, Inc.	11,601	444,898
Armada Hoffler Properties, Inc.	900	9,432
Ashford Hospitality Prime, Inc.	730	10,585
Ashford Hospitality Trust, Inc.	2,700	17,037
BioMed Realty Trust, Inc.	3,400	80,546
Capstead Mtg. Corp.	62,875	549,528
CareTrust REIT, Inc.	6,469	70,836
CBL & Associates Properties, Inc.	6,900	85,353
Cedar Realty Trust, Inc.	10,056	71,196
Chesapeake Lodging Trust	8,016	201,683
CoreSite Realty Corp.	23,217	1,316,868
Cousins Properties, Inc.	29,101	274,422
CYS Investments, Inc.	96,300	686,619
DCT Industrial Trust, Inc.	3,250	121,453
DiamondRock Hospitality Co.	33,672	324,935
EastGroup Properties, Inc.	8,121	451,609
Education Realty Trust, Inc.	7,444	281,979
EPR Properties	12,029	703,095
Equity LifeStyle Properties, Inc.	2,400	160,008
FelCor Lodging Trust, Inc.	6,400	46,720
First Industrial Realty Trust, Inc.	3,400	75,242
Four Corners Property Trust, Inc.†	5,172	124,956
Franklin Street Properties Corp.	17,780	184,023
GEO Group, Inc.	9,910	286,498
Getty Realty Corp.	3,503	60,076
Gladstone Commercial Corp.	1,400	20,426
Government Properties Income Trust	15,957	253,238
Healthcare Realty Trust, Inc.	13,522	382,943
Hersha Hospitality Trust	11,900	258,944
Hospitality Properties Trust	6,900	180,435
Inland Real Estate Corp.	12,163	129,171
Kite Realty Group Trust	11,195	290,286
Lexington Realty Trust	28,457	227,656
LTC Properties, Inc.	15,579	672,078
Mack-Cali Realty Corp.	6,100	142,435
Medical Properties Trust, Inc.	31,956	367,814
Monogram Residential Trust, Inc.	6,000	58,560
National Retail Properties, Inc.	2,500	100,125
Parkway Properties, Inc.	10,949	171,133
Pennsylvania Real Estate Investment Trust	15,997	349,854
Post Properties, Inc.	3,600	212,976
Potlatch Corp.	12,400	374,976
PS Business Parks, Inc.	3,813	333,371
RAIT Financial Trust	3,200	8,640
Ramco-Gershenson Properties Trust	12,400	205,964
Retail Opportunity Investments Corp.	13,367	239,269
RLJ Lodging Trust	2,700	58,401
Sabra Health Care REIT, Inc.	8,751	177,033
Saul Centers, Inc.	4,838	248,044
Silver Bay Realty Trust Corp.	1,500	23,490
Summit Hotel Properties, Inc.	13,753	164,348
Taubman Centers, Inc.	2,200	168,784

9

Universal Health Realty Income Trust	1,647	82,366
Urstadt Biddle Properties, Inc., Class A	3,563	68,552
		13,006,784
Real Estate Management/Services — 0.7%
FirstService Corp.	42,307	1,710,472
HFF, Inc., Class A	4,626	143,730
		1,854,202
Real Estate Operations & Development — 0.3%
Alexander & Baldwin, Inc.	8,700	307,197
Forestar Group, Inc.†	48,114	526,367
St. Joe Co.†	1,300	24,063
		857,627
Recreational Vehicles — 0.0%
Arctic Cat, Inc.	1,745	28,583
Research & Development — 1.2%
Albany Molecular Research, Inc.†	3,625	71,956
Arrowhead Research Corp.†	25,100	154,365
PAREXEL International Corp.†	41,962	2,858,452
		3,084,773
Resort/Theme Parks — 0.1%
Marriott Vacations Worldwide Corp.	3,631	206,785
Respiratory Products — 0.2%
Inogen, Inc.†	15,728	630,536
Retail-Apparel/Shoe — 1.0%
Abercrombie & Fitch Co., Class A	14,400	388,800
Buckle, Inc.	3,782	116,410
Caleres, Inc.	5,873	157,514
Cato Corp., Class A	3,514	129,386
Children’s Place, Inc.	20,429	1,127,681
Express, Inc.†	9,659	166,908
Finish Line, Inc., Class A	6,029	109,004
Francesca’s Holdings Corp.†	5,597	97,444
Genesco, Inc.†	2,968	168,671
Guess?, Inc.	5,000	94,400
Men’s Wearhouse, Inc.	6,497	95,376
Stein Mart, Inc.	3,928	26,435
		2,678,029
Retail-Auto Parts — 0.1%
Pep Boys-Manny Moe & Jack†	7,237	133,233
Retail-Automobile — 1.1%
Group 1 Automotive, Inc.	3,024	228,917
Lithia Motors, Inc., Class A	23,386	2,494,585
Sonic Automotive, Inc., Class A	4,315	98,209
		2,821,711
Retail-Bookstores — 0.1%
Barnes & Noble Education, Inc.†	5,245	52,188
Barnes & Noble, Inc.	8,322	72,484
		124,672
Retail-Building Products — 0.0%
Lumber Liquidators Holdings, Inc.†	3,639	63,173
Retail-Discount — 0.7%
Big Lots, Inc.	9,100	350,714
Fred’s, Inc., Class A	4,707	77,054
HSN, Inc.	29,157	1,477,385
Tuesday Morning Corp.†	5,956	38,714
		1,943,867
Retail-Hair Salons — 0.3%
Regis Corp.†	55,348	783,174
Retail-Home Furnishings — 0.1%
Haverty Furniture Cos., Inc.	2,701	57,909
Kirkland’s, Inc.	5,714	82,853
		140,762
Retail-Jewelry — 0.1%
Movado Group, Inc.	8,602	221,157
Retail-Leisure Products — 0.0%
MarineMax, Inc.†	3,434	63,254
Retail-Misc./Diversified — 0.1%
Five Below, Inc.†	7,326	235,165
Retail-Pawn Shops — 0.2%
Cash America International, Inc.	7,115	213,094
EZCORP, Inc., Class A†	6,964	34,750
First Cash Financial Services, Inc.†	3,736	139,839
		387,683
Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.	2,707	46,398
Retail-Petroleum Products — 0.5%
World Fuel Services Corp.	31,079	1,195,298
Retail-Regional Department Stores — 0.2%
Dillard’s, Inc., Class A	7,100	466,541
Stage Stores, Inc.	4,302	39,191
		505,732
Retail-Restaurants — 1.4%
Biglari Holdings, Inc.†	142	46,266
BJ’s Restaurants, Inc.†	2,777	120,716
Bloomin’ Brands, Inc.	5,800	97,962
Bob Evans Farms, Inc.	7,704	299,300
Bravo Brio Restaurant Group, Inc.†	11,000	99,000
DineEquity, Inc.	2,853	241,564
Jack in the Box, Inc.	8,600	659,706
Papa John’s International, Inc.	3,879	216,720
Popeyes Louisiana Kitchen, Inc.†	3,019	176,612
Red Robin Gourmet Burgers, Inc.†	1,871	115,516
Ruby Tuesday, Inc.†	26,824	147,800
Ruth’s Hospitality Group, Inc.	4,704	74,888
Sonic Corp.	32,188	1,039,994
Texas Roadhouse, Inc.	8,482	303,401
		3,639,445
Retail-Sporting Goods — 0.1%
Big 5 Sporting Goods Corp.	2,480	24,775
Hibbett Sports, Inc.†	3,062	92,595
Zumiez, Inc.†	2,687	40,628
		157,998
Retail-Video Rentals — 0.3%
Outerwall, Inc.	19,921	727,913

10

Retail-Vitamins & Nutrition Supplements — 0.1%
Flex Pharma, Inc.†	10,600	131,970
Vitamin Shoppe, Inc.†	3,913	127,955
		259,925
Rubber-Tires — 0.4%
Cooper Tire & Rubber Co.	28,200	1,067,370
Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	4,997	66,560
Satellite Telecom — 0.2%
DigitalGlobe, Inc.†	26,400	413,424
Iridium Communications, Inc.†	10,844	91,198
		504,622
Savings & Loans/Thrifts — 1.3%
Astoria Financial Corp.	13,788	218,540
Bank Mutual Corp.	5,684	44,335
BankFinancial Corp.	1,200	15,156
Beneficial Bancorp, Inc.†	5,899	78,575
BofI Holding, Inc.†	7,701	162,106
Brookline Bancorp, Inc.	9,429	108,434
Capitol Federal Financial, Inc.	1,300	16,328
Charter Financial Corp.	6,900	91,149
Dime Community Bancshares, Inc.	4,110	71,884
Flushing Financial Corp.	5,700	123,348
Investors Bancorp, Inc.	16,100	200,284
Meridian Bancorp, Inc.	40,800	575,280
Northfield Bancorp, Inc.	53,522	852,070
Northwest Bancshares, Inc.	13,674	183,095
OceanFirst Financial Corp.	4,500	90,135
Oritani Financial Corp.	15,538	256,377
Provident Financial Services, Inc.	7,907	159,326
Sterling Bancorp	16,038	260,136
		3,506,558
Schools — 0.4%
American Public Education, Inc.†	2,186	40,681
Capella Education Co.	1,458	67,389
Career Education Corp.†	9,136	33,164
K12, Inc.†	6,300	55,440
Strayer Education, Inc.†	14,982	900,718
Universal Technical Institute, Inc.	2,833	13,202
		1,110,594
Security Services — 0.1%
Brink’s Co.	6,568	189,552
Seismic Data Collection — 0.0%
Geospace Technologies Corp.†	1,767	24,862
Semiconductor Components-Integrated Circuits — 0.4%
Cirrus Logic, Inc.†	8,558	252,718
Exar Corp.†	6,505	39,876
Integrated Device Technology, Inc.†	20,000	527,000
Power Integrations, Inc.	3,820	185,766
		1,005,360
Semiconductor Equipment — 0.7%
Brooks Automation, Inc.	9,089	97,071
Cabot Microelectronics Corp.†	3,233	141,541
Cohu, Inc.	41,835	504,948
Kulicke & Soffa Industries, Inc.†	9,499	110,853
MKS Instruments, Inc.	7,156	257,616
Nanometrics, Inc.†	3,250	49,205
Rudolph Technologies, Inc.†	4,193	59,624
Tessera Technologies, Inc.	10,246	307,482
Ultratech, Inc.†	3,551	70,381
Veeco Instruments, Inc.†	5,501	113,101
Xcerra Corp.†	15,100	91,355
		1,803,177
Soap & Cleaning Preparation — 0.0%
Wausau Paper Corp.	5,585	57,135
Steel Pipe & Tube — 0.0%
TimkenSteel Corp.	5,106	42,788
Steel-Producers — 0.2%
AK Steel Holding Corp.†	23,896	53,527
Worthington Industries, Inc.	11,500	346,610
		400,137
Storage/Warehousing — 0.6%
Mobile Mini, Inc.	6,016	187,278
Wesco Aircraft Holdings, Inc.†	124,754	1,493,305
		1,680,583
Telecom Equipment-Fiber Optics — 0.2%
Harmonic, Inc.†	51,199	208,380
Viavi Solutions, Inc.†	31,181	189,892
		398,272
Telecom Services — 0.4%
Consolidated Communications Holdings, Inc.	6,786	142,167
EarthLink Holdings Corp.	50,900	378,187
Lumos Networks Corp.	3,086	34,563
Ooma, Inc.†	21,600	137,160
Spok Holdings, Inc.	2,822	51,699
Vonage Holdings Corp.†	5,600	32,144
West Corp.	13,300	286,881
		1,062,801
Telecommunication Equipment — 0.2%
ADTRAN, Inc.	6,659	114,668
Comtech Telecommunications Corp.	2,170	43,595
Plantronics, Inc.	7,700	365,134
		523,397
Telephone-Integrated — 0.3%
Atlantic Tele-Network, Inc.	1,446	113,120
Cincinnati Bell, Inc.†	148,098	533,153
General Communication, Inc., Class A†	3,991	78,942
Windstream Holdings, Inc.	17,900	115,276
		840,491
Television — 0.2%
Sinclair Broadcast Group, Inc., Class A	18,700	608,498
Textile-Apparel — 0.0%
Perry Ellis International, Inc.†	1,589	29,269
Unifi, Inc.†	2,010	56,582
		85,851
Therapeutics — 0.4%
Anika Therapeutics, Inc.†	1,967	75,061

11

aTyr Pharma, Inc.†	13,400	131,722
Axsome Therapeutics, Inc.†	5,363	48,964
Cara Therapeutics, Inc.†	2,800	47,208
Flexion Therapeutics, Inc.†	7,400	142,598
Mirati Therapeutics, Inc.†	4,700	148,520
Neurocrine Biosciences, Inc.†	6,100	345,077
Seres Therapeutics, Inc.†	3,300	115,797
Xencor, Inc.†	4,800	70,176
Zafgen, Inc.†	1,000	6,290
		1,131,413
Tobacco — 0.1%
Universal Corp.	6,452	361,828
Transactional Software — 0.2%
ACI Worldwide, Inc.†	12,400	265,360
Bottomline Technologies de, Inc.†	5,120	152,218
Synchronoss Technologies, Inc.†	5,336	187,987
		605,565
Transport-Air Freight — 0.1%
Atlas Air Worldwide Holdings, Inc.†	8,209	339,360
Transport-Marine — 0.0%
Hornbeck Offshore Services, Inc.†	4,287	42,613
Tidewater, Inc.	6,311	43,924
		86,537
Transport-Rail — 0.2%
Genesee & Wyoming, Inc., Class A†	10,915	586,026
Transport-Services — 0.5%
Echo Global Logistics, Inc.†	3,451	70,366
Era Group, Inc.†	2,589	28,867
Hub Group, Inc., Class A†	4,796	158,028
Matson, Inc.	23,852	1,016,811
UTi Worldwide, Inc.†	12,399	87,165
		1,361,237
Transport-Truck — 0.5%
ArcBest Corp.	10,879	232,702
Celadon Group, Inc.	3,742	37,008
Forward Air Corp.	4,143	178,190
Heartland Express, Inc.	8,123	138,253
Knight Transportation, Inc.	8,263	200,212
Marten Transport, Ltd.	3,208	56,782
P.A.M. Transportation Services, Inc.†	1,598	44,089
Roadrunner Transportation Systems, Inc.†	4,062	38,305
Saia, Inc.†	3,354	74,627
Swift Transportation Co.†	8,100	111,942
USA Truck, Inc.†	15,200	265,240
		1,377,350
Veterinary Diagnostics — 1.2%
Neogen Corp.†	55,363	3,129,117
Phibro Animal Health Corp., Class A	2,432	73,276
		3,202,393
Vitamins & Nutrition Products — 0.2%
Herbalife, Ltd.†	1,200	64,344
USANA Health Sciences, Inc.†	3,600	459,900
		524,244
Water — 0.3%
American States Water Co.	19,535	819,493
Web Hosting/Design — 0.1%
NIC, Inc.	8,199	161,356
Web.com Group, Inc.†	5,700	114,057
		275,413
Web Portals/ISP — 0.1%
Blucora, Inc.†	20,508	200,978
Wire & Cable Products — 0.1%
Encore Wire Corp.	2,777	102,999
General Cable Corp.	6,569	88,222
		191,221
Wireless Equipment — 0.7%
CalAmp Corp.†	4,911	97,876
InterDigital, Inc.	20,200	990,608
Ubiquiti Networks, Inc.†	13,500	427,815
ViaSat, Inc.†	5,981	364,901
		1,881,200
Total Common Stocks (cost $233,926,689)		251,341,571

EXCHANGE-TRADED FUNDS — 0.8%
iShares Core S&P Small-Cap ETF (cost $2,259,223)	20,011	2,203,411
Total Long-Term Investment Securities (cost $236,185,912)		253,544,982

SHORT-TERM INVESTMENT SECURITIES — 2.1%
Time Deposits — 2.1%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 01/04/2016 (cost $5,458,000)	$5,458,000	5,458,000
REPURCHASE AGREEMENTS — 0.4%
State Street Bank and Trust Co. Joint Repurchase Agreement(3) (cost $903,000)	903,000	903,000
TOTAL INVESTMENTS (cost $242,546,912)(4)	99.8%	259,905,982
Other assets less liabilities	0.2	438,510
NET ASSETS	100.0%	$260,344,492

†                           Non-income producing security

(1)                   Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1

(2)                   Illiquid security. At December 31, 2015, the aggregate value of these securities was $0 representing 0.0% of net assets.

(3)                   See Note 2 for details of Joint Repurchase Agreements.

(4)                   See Note 4 for cost of investments on a tax basis.

CVR — Contingent Value Rights

ETF — Exchange-Trade Fund

12

Futures Contracts

						Unrealized
Number of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	December 31, 2015	(Depreciation)
28	Long	Russell 2000 Mini Index	March 2016	$3,139,835	$3,168,200	$28,365

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$4,092,205	$—	$0	$4,092,205
Other Industries	247,249,366	—	—	247,249,366
Exchange-Traded Funds	2,203,411	—	—	2,203,411
Short-Term Investment Securities	—	5,458,000	—	5,458,000
Repurchase Agreements	—	903,000	—	903,000
Total Investment at Value	$253,544,982	$6,361,000	$0	$259,905,982

Other Financial Instruments:†
Futures Contracts	$28,365	$—	$—	$28,365

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

13

Seasons Series Trust International Equity Portfolio

Portfolio of Investments — December 31, 2015 — (unaudited)

Security Description	Shares/Principal Amount	Value (Note 1)
COMMON STOCKS — 96.6%
Australia — 4.0%
AGL Energy, Ltd.(1)	12,977	$169,689
Alumina, Ltd.(1)	48,724	40,591
Amcor, Ltd.(1)	23,255	226,249
AMP, Ltd.(1)	57,732	243,370
APA Group(1)	21,810	137,018
Aristocrat Leisure, Ltd.(1)	10,466	77,347
Asciano, Ltd.(1)	12,173	77,448
ASX, Ltd.(1)	3,718	114,068
Aurizon Holdings, Ltd.(1)	41,652	132,466
AusNet Services(1)	31,442	33,779
Australia & New Zealand Banking Group, Ltd.(1)	191,358	3,861,795
Bank of Queensland, Ltd.(1)	7,178	72,319
Beach Energy, Ltd.(1)	482,357	172,981
Bendigo & Adelaide Bank, Ltd.(1)	8,876	76,703
BGP Holdings PLC†(3)(5)	98,723	0
BHP Billiton, Ltd.(1)	88,465	1,149,188
Boral, Ltd.(1)	15,409	65,917
Brambles, Ltd.(1)	30,292	253,486
Caltex Australia, Ltd.(1)	5,196	141,475
Challenger, Ltd.(1)	253,779	1,599,833
CIMIC Group, Ltd.(1)	2,004	35,175
Coca-Cola Amatil, Ltd.(1)	11,072	74,622
Cochlear, Ltd.(1)	1,128	78,118
Commonwealth Bank of Australia(1)	32,361	1,999,290
Computershare, Ltd.(1)	9,039	76,189
Crown Resorts, Ltd.(1)	6,942	62,713
CSL, Ltd.(1)	25,816	1,968,290
Dexus Property Group(1)	17,925	97,198
DUET Group(1)	43,237	71,647
Flight Centre Travel Group, Ltd.(1)	1,121	32,305
Fortescue Metals Group, Ltd.(1)	30,365	40,955
Goodman Group(1)	34,292	155,255
GPT Group(1)	32,105	110,971
Harvey Norman Holdings, Ltd.(1)	10,894	32,922
Healthscope, Ltd.(1)	30,836	59,452
Iluka Resources, Ltd.(1)	8,204	36,302
Incitec Pivot, Ltd.(1)	32,512	92,963
Insurance Australia Group, Ltd.(1)	45,815	184,067
LendLease Group(1)	10,716	110,533
Macquarie Group, Ltd.(1)	37,486	2,240,031
Medibank Private, Ltd.(1)	53,281	83,048
Mirvac Group(1)	71,172	101,846
National Australia Bank, Ltd.(1)	50,377	1,098,216
Newcrest Mining, Ltd.†(1)	14,926	141,097
Orica, Ltd.(1)	7,220	80,764
Origin Energy, Ltd.(1)	33,078	111,426
Platinum Asset Management, Ltd.(1)	4,442	25,940
Qantas Airways, Ltd.(1)	10,005	29,670
QBE Insurance Group, Ltd.(1)	82,674	752,135
Ramsay Health Care, Ltd.(1)	2,555	125,644
REA Group, Ltd.(1)	1,030	40,958
Rio Tinto, Ltd.(1)	25,700	829,185
Santos, Ltd.(1)	31,421	83,161
Scentre Group(1)	394,602	1,195,868
SEEK, Ltd.(1)	6,381	70,950
Sonic Healthcare, Ltd.(1)	7,420	96,143
South32, Ltd.†(1)	785,179	602,355
Stockland(1)	45,272	134,401
Suncorp Group, Ltd.(1)	24,988	218,783
Sydney Airport(1)	20,728	95,364
Tabcorp Holdings, Ltd.(1)	15,812	53,921
Tatts Group, Ltd.(1)	27,437	87,139
Telstra Corp., Ltd.(1)	840,628	3,410,873
TPG Telecom, Ltd.(1)	5,468	39,091
Transurban Group(1)	38,216	290,168
Treasury Wine Estates, Ltd.(1)	12,662	76,012
Vicinity Centres(1)	65,289	132,310
Wesfarmers, Ltd.(1)	21,443	645,150
Westfield Corp.†(1)	38,375	264,001
Westpac Banking Corp.(1)	63,144	1,530,574
Woodside Petroleum, Ltd.(1)	14,479	303,672
Woolworths, Ltd.(1)	24,489	433,374
WorleyParsons, Ltd.(1)	112,787	375,277
		29,763,236
Austria — 0.1%
ANDRITZ AG(1)	1,402	68,003
Erste Group Bank AG†(1)	5,420	169,392
OMV AG(1)	2,854	80,119
Raiffeisen Bank International AG†(1)	2,260	33,066
voestalpine AG(1)	2,181	66,749
		417,329
Belgium — 0.6%
Ageas(1)	3,889	180,260
Anheuser-Busch InBev SA/NV(1)	15,290	1,888,698
Colruyt SA(1)	1,341	68,876
Delhaize Group(1)	1,998	194,621
Groupe Bruxelles Lambert SA(1)	1,568	134,063
KBC Groep NV(1)	4,864	304,125
Proximus SADP(1)	2,937	95,284
Solvay SA(1)	1,398	148,564
Telenet Group Holding NV†(1)	1,017	54,809
UCB SA(1)	2,455	220,979
Umicore SA(1)	34,992	1,462,711
		4,752,990
Bermuda — 0.1%
Cheung Kong Infrastructure Holdings, Ltd.(1)	12,000	110,461
First Pacific Co., Ltd.(1)	46,000	30,470
Hongkong Land Holdings, Ltd.(1)	11,200	78,104
Kerry Properties, Ltd.(1)	13,500	36,839
Li & Fung, Ltd.(1)	110,000	74,370
Noble Group, Ltd.(1)	86,000	23,923
NWS Holdings, Ltd.(1)	28,000	41,468
Shangri-La Asia, Ltd.(1)	20,000	19,602
Yue Yuen Industrial Holdings, Ltd.(1)	14,000	47,472
		462,709
Brazil — 0.1%
Lojas Renner SA(1)	120,000	516,367
Canada — 0.8%
Agnico Eagle Mines, Ltd.	10,500	275,988
MEG Energy Corp.†	68,184	395,198
National Bank of Canada	49,600	1,444,949
PrairieSky Royalty, Ltd.	82,154	1,301,450
Sun Life Financial, Inc.	69,000	2,151,731

1

Valeant Pharmaceuticals International, Inc.†	3,000	304,748
		5,874,064
Cayman Islands — 2.1%
Alibaba Group Holding, Ltd. ADR†	42,594	3,461,614
ASM Pacific Technology, Ltd.(1)	4,600	36,017
Baidu, Inc. ADR†	6,700	1,266,568
Cheung Kong Property Holdings, Ltd.(1)	250,524	1,627,390
CK Hutchison Holdings, Ltd.(1)	224,524	3,007,795
Ctrip.com International, Ltd. ADR†	57,376	2,658,230
Melco Crown Entertainment, Ltd. ADR	1,800	30,240
MGM China Holdings, Ltd.(1)	18,800	23,320
Sands China, Ltd.(1)	47,600	160,389
Tencent Holdings, Ltd.(1)	157,900	3,084,361
WH Group, Ltd.†*(1)	112,500	62,211
Wynn Macau, Ltd.(1)	328,000	380,172
		15,798,307
China — 0.9%
China Oilfield Services, Ltd.(1)	192,000	164,085
Dalian Wanda Commercial Properties Co., Ltd., Class H*(1)	405,237	2,348,664
Ping An Insurance Group Co. of China, Ltd.(1)	232,000	1,271,716
TravelSky Technology, Ltd.(1)	1,697,000	2,784,845
		6,569,310
Denmark — 2.2%
AP Moeller - Maersk A/S, Series A(1)	77	98,976
AP Moeller - Maersk A/S, Series B(1)	1,271	1,650,403
Carlsberg A/S, Class B(1)	2,088	184,610
Christian Hansen Holding A/S(1)	1,866	116,715
Coloplast A/S, Class B(1)	2,157	174,106
Danske Bank A/S(1)	78,285	2,091,449
DSV A/S(1)	3,434	134,904
GN Store Nord A/S(1)	64,276	1,165,845
ISS A/S(1)	2,814	101,495
Novo Nordisk A/S, Class B(1)	172,477	9,914,044
Novozymes A/S, Class B(1)	4,418	211,555
Pandora A/S(1)	2,119	267,384
TDC A/S(1)	15,593	77,352
Tryg A/S(1)	2,030	40,316
Vestas Wind Systems A/S(1)	4,360	304,406
William Demant Holding A/S†(1)	417	39,602
		16,573,162
Finland — 0.4%
Elisa Oyj(1)	2,802	105,378
Fortum Oyj(1)	8,655	129,737
Kone OYJ, Class B(1)	6,475	272,244
Metso Oyj(1)	2,172	48,363
Neste Oyj(1)	2,474	73,768
Nokia OYJ(1)	71,025	505,629
Nokian Renkaat Oyj(1)	2,214	78,642
Orion Oyj, Class B(1)	1,995	68,772
Outokumpu Oyj†(1)	266,868	779,873
Sampo Oyj, Class A(1)	8,541	432,910
Stora Enso Oyj, Class R(1)	10,741	96,594
UPM-Kymmene Oyj(1)	10,376	192,172
Wartsila Oyj Abp(1)	2,881	130,642
		2,914,724
France — 10.5%
Accor SA(1)	4,046	174,524
Aeroports de Paris(1)	565	65,509
Air Liquide SA(1)	6,551	735,768
Alcatel-Lucent†	54,728	217,086
Alstom SA†(1)	4,209	128,630
Arkema SA(1)	1,277	89,315
Atos SE(1)	1,576	132,367
AXA SA(1)	182,305	4,983,970
BNP Paribas SA(1)	165,115	9,346,169
Bollore SA(1)	16,732	77,978
Bouygues SA(1)	3,888	154,100
Bureau Veritas SA(1)	5,107	101,631
Cap Gemini SA(1)	3,107	287,485
Carrefour SA(1)	10,621	305,846
Casino Guichard Perrachon SA(1)	1,086	49,886
Christian Dior SE(1)	1,065	180,910
Cie de Saint-Gobain(1)	9,205	395,986
Cie Generale des Etablissements Michelin(1)	3,612	342,951
CNP Assurances(1)	3,272	44,071
Credit Agricole SA(1)	20,018	235,825
Danone SA(1)	11,276	760,988
Dassault Systemes(1)	2,469	197,541
Edenred(1)	4,017	75,684
Electricite de France SA(1)	4,703	69,089
Engie SA(1)	131,984	2,335,814
Essilor International SA(1)	41,936	5,227,573
Eurazeo SA(1)	784	53,956
Eutelsat Communications SA(1)	68,219	2,037,253
Fonciere Des Regions(1)	570	51,027
Gecina SA(1)	669	81,165
Groupe Eurotunnel SE(1)	9,080	112,685
Hermes International(1)	518	174,650
ICADE(1)	731	49,076
Iliad SA(1)	511	121,915
Imerys SA(1)	687	47,924
Ingenico Group SA(1)	1,053	133,099
JCDecaux SA(1)	1,293	49,493
Kering(1)	6,946	1,183,972
Klepierre(1)	4,178	185,279
L’Oreal SA(1)	18,937	3,185,973
Lagardere SCA(1)	2,276	67,718
Legrand SA(1)	33,050	1,865,370
LVMH Moet Hennessy Louis Vuitton SE(1)	5,312	830,407
Natixis SA(1)	18,153	102,610
Numericable-SFR SAS(1)	1,889	68,586
Orange SA(1)	38,328	643,003
Pernod Ricard SA(1)	39,778	4,522,401
Peugeot SA†(1)	8,358	146,548
Publicis Groupe SA(1)	3,666	243,145

2

Remy Cointreau SA(1)	487	34,872
Renault SA(1)	3,737	374,616
Rexel SA(1)	5,386	71,503
Safran SA(1)	5,949	407,426
Sanofi(1)	125,571	10,714,442
Schneider Electric SE(1)	112,001	6,376,875
SCOR SE(1)	3,002	112,302
Societe BIC SA(1)	549	90,333
Societe Generale SA(1)	52,196	2,407,670
Sodexo SA(1)	1,826	177,631
Suez Environnement Co.(1)	235,532	4,407,050
Technip SA(1)	1,998	98,693
Thales SA(1)	2,003	150,088
TOTAL SA(1)	131,785	5,869,156
Unibail-Rodamco SE (Euronext Amsterdam)(1)	3,133	794,385
Unibail-Rodamco SE (Euronext Paris)	3,901	993,718
Valeo SA(1)	1,466	226,328
Veolia Environnement SA(1)	8,170	193,655
Vinci SA(1)	9,187	589,154
Vivendi SA(1)	22,219	478,449
Wendel SA(1)	604	71,744
Zodiac Aerospace(1)	3,569	85,068
		77,399,109
Germany — 7.4%
adidas AG(1)	4,057	395,323
Allianz SE(1)	16,718	2,961,688
Axel Springer SE(1)	760	42,264
BASF SE(1)	36,604	2,798,367
Bayer AG(1)	87,908	11,029,051
Bayerische Motoren Werke AG(1)	19,775	2,082,673
Bayerische Motoren Werke AG (preference shares)(1)	1,054	88,288
Beiersdorf AG(1)	1,960	178,302
Brenntag AG(1)	120,068	6,266,625
Commerzbank AG†(1)	79,986	828,136
Continental AG(1)	2,091	507,518
Daimler AG(1)	18,312	1,528,507
Deutsche Bank AG(1)	45,180	1,108,904
Deutsche Boerse AG(1)	3,764	332,983
Deutsche Lufthansa AG†(1)	4,478	70,715
Deutsche Post AG(1)	18,771	528,621
Deutsche Telekom AG(1)	221,710	4,011,576
Deutsche Wohnen AG(1)	6,493	180,737
E.ON SE(1)	117,329	1,135,488
Evonik Industries AG(1)	2,677	88,834
Fraport AG Frankfurt Airport Services Worldwide(1)	689	43,962
Fresenius Medical Care AG & Co. KGaA(1)	4,204	354,194
Fresenius SE & Co. KGaA(1)	49,321	3,526,888
FUCHS PETROLUB SE (preference shares)(1)	1,331	62,887
GEA Group AG(1)	3,574	144,019
Hannover Rueck SE(1)	1,161	133,073
HeidelbergCement AG(1)	2,749	224,268
Hella KGaA Hueck & Co.(1)	24,288	1,006,630
Henkel AG & Co. KGaA(1)	2,018	193,652
Henkel AG & Co. KGaA (preference shares)(1)	3,446	384,133
HUGO BOSS AG(1)	1,287	107,178
Infineon Technologies AG(1)	21,880	320,188
K+S AG(1)	3,692	95,991
Kabel Deutschland Holding AG(1)	418	51,658
LANXESS AG(1)	1,782	82,046
Linde AG(1)	3,546	514,714
MAN SE(1)	699	70,718
Merck KGaA(1)	2,509	243,706
METRO AG(1)	3,144	100,348
Muenchener Rueckversicherungs-Gesellschaft AG(1)	12,485	2,500,424
OSRAM Licht AG(1)	1,731	72,836
Porsche Automobil Holding SE (preference shares)(1)	2,972	161,048
ProSiebenSat.1 Media(1)	4,262	215,589
RWE AG(1)	9,497	121,055
SAP SE(1)	18,703	1,489,716
Siemens AG(1)	36,063	3,498,871
Symrise AG(1)	2,419	160,468
Telefonica Deutschland Holding AG(1)	228,157	1,218,057
ThyssenKrupp AG(1)	7,089	140,583
TUI AG(1)	18,329	325,181
United Internet AG(1)	2,385	131,154
Volkswagen AG(1)	678	104,459
Volkswagen AG (preference shares)(1)	3,529	511,245
Vonovia SE(1)	8,993	278,555
Zalando SE†*(1)	1,649	65,142
		54,819,236
Hong Kong — 2.1%
AIA Group, Ltd.(1)	1,954,312	11,642,927
Bank of East Asia, Ltd.(1)	25,000	92,556
BOC Hong Kong Holdings, Ltd.(1)	71,000	214,979
Cathay Pacific Airways, Ltd.(1)	21,000	36,163
CLP Holdings, Ltd.(1)	35,500	301,727
Galaxy Entertainment Group, Ltd.(1)	45,000	140,307
Hang Lung Properties, Ltd.(1)	46,000	104,331
Hang Seng Bank, Ltd.(1)	14,300	272,117
Henderson Land Development Co., Ltd.(1)	21,350	129,967
HK Electric Investments and HK Electric Investments, Ltd.*(1)	49,500	41,468
HKT Trust & HKT, Ltd.(1)	50,000	63,770
Hong Kong & China Gas Co., Ltd.(1)	130,570	256,115
Hong Kong Exchanges and Clearing, Ltd.(1)	21,500	546,339
Hysan Development Co., Ltd.(1)	12,000	49,117
Link REIT(1)	43,500	260,352
MTR Corp., Ltd.(1)	26,500	130,915
New World Development Co., Ltd.(1)	105,000	103,163
PCCW, Ltd.(1)	77,000	45,107
Power Assets Holdings, Ltd.(1)	26,000	239,377
Sino Land Co., Ltd.(1)	62,000	90,503
SJM Holdings, Ltd.(1)	41,000	29,245

3

Sun Hung Kai Properties, Ltd.(1)	32,000	384,675
Swire Pacific, Ltd., Class A(1)	10,500	117,910
Swire Properties, Ltd.(1)	22,600	64,813
Techtronic Industries Co., Ltd.(1)	27,000	109,681
Wharf Holdings, Ltd.(1)	26,000	144,013
Wheelock & Co., Ltd.(1)	19,000	80,082
		15,691,719
India — 0.2%
Infosys, Ltd. ADR	86,900	1,455,575
Ireland — 0.8%
Bank of Ireland†(1)	534,317	195,826
CRH PLC(1)	15,833	457,656
DCC PLC(1)	21,053	1,748,177
James Hardie Industries PLC CDI(1)	8,719	109,991
Kerry Group PLC, Class A(1)	3,063	253,478
Permanent TSB Group Holdings PLC†(1)	611,174	3,052,038
		5,817,166
Isle of Man — 0.0%
Genting Singapore PLC(1)	118,000	63,600
Israel — 0.2%
Azrieli Group(1)	723	26,923
Bank Hapoalim BM(1)	20,271	104,693
Bank Leumi Le-Israel BM†(1)	25,440	88,245
Bezeq The Israeli Telecommunication Corp., Ltd.(1)	37,819	83,229
Check Point Software Technologies, Ltd.†	1,291	105,062
Delek Group, Ltd.(1)	88	17,621
Israel Chemicals, Ltd.(1)	8,676	35,179
Israel Corp., Ltd.(1)	50	9,054
Mizrahi Tefahot Bank, Ltd.(1)	2,541	30,341
NICE-Systems, Ltd.(1)	1,087	62,366
Taro Pharmaceutical Industries, Ltd.†	141	21,791
Teva Pharmaceutical Industries, Ltd.(1)	17,380	1,140,780
		1,725,284
Italy — 2.5%
Assicurazioni Generali SpA(1)	22,616	413,511
Atlantia SpA(1)	8,054	213,321
Banca Monte dei Paschi di Siena SpA†(1)	48,784	64,430
Banca Popolare di Milano Scarl(1)	2,481,008	2,443,840
Banco Popolare SC†(1)	7,053	96,714
Enel Green Power SpA(1)	33,938	68,775
Enel SpA(1)	135,949	568,645
Eni SpA(1)	48,455	717,820
EXOR SpA(1)	1,918	86,802
Finmeccanica SpA†(1)	7,839	108,355
Intesa Sanpaolo SpA(1)	3,057,170	10,188,314
Intesa Sanpaolo SpA RSP(1)	18,008	54,780
Luxottica Group SpA(1)	3,263	212,713
Mediobanca SpA(1)	10,714	102,724
Moncler SpA(1)	60,640	839,776
Prysmian SpA(1)	3,966	86,752
Saipem SpA†(1)	5,165	41,519
Snam SpA(1)	40,408	211,318
Telecom Italia SpA†(1)	217,881	274,621
Telecom Italia SpA RSP(1)	1,210,161	1,237,784
Terna Rete Elettrica Nazionale SpA(1)	28,719	147,971
UniCredit SpA(1)	92,352	508,672
Unione di Banche Italiane SpA(1)	16,605	110,282
UnipolSai SpA(1)	17,730	44,917
		18,844,356
Japan — 20.3%
ABC-Mart, Inc.(1)	500	27,427
Acom Co., Ltd.†(1)	8,000	37,666
Aeon Co., Ltd.(1)	12,500	192,211
AEON Financial Service Co., Ltd.(1)	2,100	46,981
Aeon Mall Co., Ltd.(1)	2,100	36,049
Air Water, Inc.(1)	3,000	48,132
Aisin Seiki Co., Ltd.(1)	37,500	1,612,343
Ajinomoto Co., Inc.(1)	11,000	260,350
Alfresa Holdings Corp.(1)	3,400	67,260
Alps Electric Co., Ltd.(1)	3,225	87,220
Amada Holdings Co., Ltd.(1)	6,000	57,258
ANA Holdings, Inc.(1)	21,000	60,603
Aozora Bank, Ltd.(1)	21,000	73,231
Asahi Glass Co., Ltd.(1)	18,000	102,642
Asahi Group Holdings, Ltd.(1)	7,400	231,339
Asahi Kasei Corp.(1)	215,000	1,455,122
Asics Corp.(1)	3,000	62,090
Astellas Pharma, Inc.(1)	244,800	3,477,190
Bandai Namco Holdings, Inc.(1)	3,500	73,542
Bank of Kyoto, Ltd.(1)	6,000	55,581
Bank of Yokohama, Ltd.(1)	21,000	128,539
Benesse Holdings, Inc.(1)	1,200	34,553
Bridgestone Corp.(1)	12,500	428,023
Brother Industries, Ltd.(1)	4,800	55,042
Calbee, Inc.(1)	1,400	58,755
Canon, Inc.(1)	41,800	1,266,929
Casio Computer Co., Ltd.(1)	3,900	91,039
Central Japan Railway Co.(1)	13,800	2,444,529
Chiba Bank, Ltd.(1)	14,000	99,259
Chubu Electric Power Co., Inc.(1)	12,400	169,612
Chugai Pharmaceutical Co., Ltd.(1)	4,300	149,866
Chugoku Bank, Ltd.(1)	3,000	39,988
Chugoku Electric Power Co., Inc.(1)	5,700	75,024
Citizen Holdings Co., Ltd.(1)	5,000	35,913
Credit Saison Co., Ltd.(1)	69,400	1,367,678
CyberAgent, Inc.(1)	11,500	474,998
Dai Nippon Printing Co., Ltd.(1)	11,000	108,750
Dai-ichi Life Insurance Co., Ltd.(1)	20,400	338,492
Daicel Corp.(1)	5,600	83,333
Daihatsu Motor Co., Ltd.(1)	3,600	48,493
Daiichi Sankyo Co., Ltd.(1)	12,200	250,719
Daikin Industries, Ltd.(1)	4,500	327,499
Daito Trust Construction Co., Ltd.(1)	1,400	162,084
Daiwa House Industry Co., Ltd.(1)	11,500	329,712
Daiwa Securities Group, Inc.(1)	31,000	189,535

4

Denso Corp.(1)	9,300	443,418
Dentsu, Inc.(1)	4,100	224,423
Don Quijote Holdings Co., Ltd.(1)	2,100	73,779
East Japan Railway Co.(1)	6,500	610,884
Eisai Co., Ltd.(1)	4,800	317,294
Electric Power Development Co., Ltd.(1)	2,700	96,084
FamilyMart Co., Ltd.(1)	28,600	1,328,901
FANUC Corp.(1)	3,800	655,087
Fast Retailing Co., Ltd.(1)	1,100	385,201
Fuji Electric Co., Ltd.(1)	9,000	37,741
Fuji Heavy Industries, Ltd.(1)	11,300	464,524
FUJIFILM Holdings Corp.(1)	8,800	366,526
Fujitsu, Ltd.(1)	35,000	174,208
Fukuoka Financial Group, Inc.(1)	14,000	69,437
GungHo Online Entertainment, Inc.†(1)	7,700	20,961
Gunma Bank, Ltd.(1)	8,000	46,510
Hachijuni Bank, Ltd.(1)	7,000	42,957
Hakuhodo DY Holdings, Inc.(1)	4,600	49,711
Hamamatsu Photonics KK(1)	27,700	759,233
Hankyu Hanshin Holdings, Inc.(1)	21,000	136,409
Hikari Tsushin, Inc.(1)	300	20,365
Hino Motors, Ltd.(1)	4,900	56,534
Hirose Electric Co., Ltd.(1)	600	72,514
Hiroshima Bank, Ltd.(1)	10,000	56,787
Hisamitsu Pharmaceutical Co., Inc.(1)	1,000	41,945
Hitachi Chemical Co., Ltd.(1)	1,900	30,106
Hitachi Construction Machinery Co., Ltd.(1)	2,300	35,809
Hitachi High-Technologies Corp.(1)	1,000	27,024
Hitachi Metals, Ltd.(1)	4,100	50,559
Hitachi, Ltd.(1)	93,000	526,163
Hokuhoku Financial Group, Inc.(1)	23,000	46,859
Hokuriku Electric Power Co.(1)	3,100	45,787
Honda Motor Co., Ltd.(1)	99,600	3,191,337
Hoshizaki Electric Co., Ltd.(1)	700	43,507
Hoya Corp.(1)	8,200	334,303
Hulic Co., Ltd.(1)	4,600	40,347
Ichigo, Inc.(1)	76,476	237,732
Idemitsu Kosan Co., Ltd.(1)	1,600	25,457
IHI Corp.(1)	26,000	71,486
Iida Group Holdings Co., Ltd.(1)	3,000	55,568
Inpex Corp.(1)	470,000	4,638,253
Invincible Investment Corp.(1)	3,253	1,888,284
Isetan Mitsukoshi Holdings, Ltd.(1)	6,400	83,270
Isuzu Motors, Ltd.(1)	11,300	121,603
ITOCHU Corp.(1)	30,500	359,536
Itochu Techno-Solutions Corp.(1)	800	15,985
Iyo Bank, Ltd.(1)	4,600	44,654
J. Front Retailing Co., Ltd.(1)	4,200	60,851
Japan Airlines Co., Ltd.(1)	2,300	82,366
Japan Airport Terminal Co., Ltd.(1)	700	31,043
Japan Exchange Group, Inc.(1)	10,000	156,182
Japan Post Bank Co., Ltd.†	7,800	113,565
Japan Post Holdings Co., Ltd.†	8,700	134,993
Japan Prime Realty Investment Corp.(1)	15	51,329
Japan Real Estate Investment Corp.(1)	24	116,722
Japan Retail Fund Investment Corp.(1)	46	88,334
Japan Tobacco, Inc.(1)	21,200	778,403
JFE Holdings, Inc.(1)	9,500	149,318
JGC Corp.(1)	5,000	76,510
Joyo Bank, Ltd.(1)	12,000	56,719
JSR Corp.(1)	3,400	53,065
JTEKT Corp.(1)	3,900	63,830
JX Holdings, Inc.(1)	43,400	181,498
Kajima Corp.(1)	17,000	101,158
Kakaku.com, Inc.(1)	44,900	886,400
Kamigumi Co., Ltd.(1)	5,000	43,039
Kaneka Corp.(1)	6,000	62,386
Kansai Electric Power Co., Inc.†(1)	13,600	162,726
Kansai Paint Co., Ltd.(1)	4,000	60,475
Kao Corp.(1)	9,600	492,637
Kawasaki Heavy Industries, Ltd.(1)	27,000	99,847
KDDI Corp.(1)	33,300	862,036
Keihan Electric Railway Co., Ltd.(1)	10,000	66,896
Keikyu Corp.(1)	8,000	66,059
Keio Corp.(1)	10,000	86,379
Keisei Electric Railway Co., Ltd.(1)	6,000	76,360
Kenedix Retail REIT Corp.(1)	466	986,910
Keyence Corp.(1)	9,500	5,214,032
Kikkoman Corp.(1)	4,000	138,442
Kintetsu Group Holdings Co., Ltd.(1)	34,000	138,311
Kirin Holdings Co., Ltd.(1)	98,000	1,326,078
Kobe Steel, Ltd.(1)	59,000	64,101
Koito Manufacturing Co., Ltd.(1)	12,500	511,303
Komatsu, Ltd.(1)	17,600	286,771
Konami Holdings Corp.(1)	1,800	42,928
Konica Minolta, Inc.(1)	8,700	87,261
Kose Corp.(1)	640	58,917
Kubota Corp.(1)	22,000	339,132
Kuraray Co., Ltd.(1)	6,500	78,599
Kurita Water Industries, Ltd.(1)	1,800	37,684
Kyocera Corp.(1)	6,100	282,730
Kyowa Hakko Kirin Co., Ltd.(1)	4,000	62,911
Kyushu Electric Power Co., Inc.†(1)	8,200	89,602
Kyushu Financial Group, Inc.†(1)	6,600	46,119
Lawson, Inc.(1)	1,200	97,316
LIXIL Group Corp.(1)	5,000	110,970
M3, Inc.(1)	3,700	76,684
Mabuchi Motor Co., Ltd.(1)	800	43,223
Makita Corp.(1)	2,300	132,179
Marubeni Corp.(1)	31,000	159,137
Marui Group Co., Ltd.(1)	4,600	74,739
Maruichi Steel Tube, Ltd.(1)	800	23,609
Mazda Motor Corp.(1)	10,200	209,833
McDonald’s Holdings Co. Japan, Ltd.†(1)	1,200	26,106
Medipal Holdings Corp.(1)	2,600	44,272
MEIJI Holdings Co., Ltd.(1)	2,300	189,649
Minebea Co., Ltd.(1)	5,000	42,935
Miraca Holdings, Inc.(1)	21,600	952,572
Mitsubishi Chemical Holdings Corp.(1)	26,100	165,479
Mitsubishi Corp.(1)	105,200	1,747,733
Mitsubishi Electric Corp.(1)	312,000	3,271,171
Mitsubishi Estate Co., Ltd.(1)	24,000	497,447

5

Mitsubishi Gas Chemical Co., Inc.(1)	6,000	30,656
Mitsubishi Heavy Industries, Ltd.(1)	58,000	253,346
Mitsubishi Logistics Corp.(1)	2,000	26,379
Mitsubishi Materials Corp.(1)	20,000	62,903
Mitsubishi Motors Corp.(1)	121,100	1,023,856
Mitsubishi Tanabe Pharma Corp.(1)	4,300	74,079
Mitsubishi UFJ Financial Group, Inc.(1)	953,000	5,898,017
Mitsubishi UFJ Lease & Finance Co., Ltd.(1)	164,700	848,432
Mitsui & Co., Ltd.(1)	33,100	393,122
Mitsui Chemicals, Inc.(1)	15,000	66,531
Mitsui Fudosan Co., Ltd.(1)	34,000	851,954
Mitsui OSK Lines, Ltd.(1)	20,000	50,382
Mixi, Inc.(1)	700	26,135
Mizuho Financial Group, Inc.(1)	449,600	897,507
MS&AD Insurance Group Holdings, Inc.(1)	9,600	280,746
Murata Manufacturing Co., Ltd.(1)	3,800	545,401
Nabtesco Corp.(1)	2,100	42,675
Nagoya Railroad Co., Ltd.(1)	16,000	66,603
NEC Corp.(1)	49,000	155,638
Nexon Co., Ltd.(1)	2,500	40,581
NGK Insulators, Ltd.(1)	5,000	112,786
NGK Spark Plug Co., Ltd.(1)	208,812	5,500,660
NH Foods, Ltd.(1)	4,000	78,450
NHK Spring Co., Ltd.(1)	2,900	29,048
Nidec Corp.(1)	4,100	296,768
Nikon Corp.(1)	6,500	86,834
Nintendo Co., Ltd.(1)	2,000	275,324
Nippon Building Fund, Inc.(1)	26	124,189
Nippon Electric Glass Co., Ltd.(1)	8,000	40,338
Nippon Express Co., Ltd.(1)	15,000	70,379
Nippon Paint Holdings Co., Ltd.(1)	3,000	72,567
Nippon Prologis REIT, Inc.(1)	28	50,598
Nippon Steel & Sumitomo Metal Corp.(1)	14,400	285,133
Nippon Telegraph & Telephone Corp.(1)	294,500	11,692,190
Nippon Yusen KK(1)	209,000	506,575
Nissan Motor Co., Ltd.(1)	47,200	494,319
Nisshin Seifun Group, Inc.(1)	3,900	63,676
Nissin Foods Holdings Co., Ltd.(1)	1,200	63,586
Nitori Holdings Co., Ltd.(1)	1,400	117,667
Nitto Denko Corp.(1)	3,100	226,129
NOK Corp.(1)	1,800	42,072
Nomura Holdings, Inc.(1)	68,900	382,925
Nomura Real Estate Holdings, Inc.(1)	2,600	48,162
Nomura Real Estate Master Fund, Inc.†(1)	67	82,931
Nomura Research Institute, Ltd.(1)	2,200	84,557
NSK, Ltd.(1)	9,000	97,614
NTT Data Corp.(1)	2,400	115,938
NTT DOCOMO, Inc.(1)	27,600	565,677
NTT Urban Development Corp.(1)	2,400	23,063
Obayashi Corp.(1)	12,000	110,708
OBIC Co., Ltd.(1)	1,300	68,915
Odakyu Electric Railway Co., Ltd.(1)	12,000	129,180
Oji Holdings Corp.(1)	15,000	60,457
Olympus Corp.(1)	5,200	204,810
Omron Corp.(1)	3,700	123,242
Ono Pharmaceutical Co., Ltd.(1)	1,500	266,602
Oracle Corp. Japan(1)	800	37,308
Oriental Land Co., Ltd.(1)	3,900	234,806
ORIX Corp.(1)	25,100	352,107
Osaka Gas Co., Ltd.(1)	35,000	126,201
Otsuka Corp.(1)	1,100	53,944
Otsuka Holdings Co., Ltd.(1)	7,500	265,325
Panasonic Corp.(1)	157,300	1,596,422
Park24 Co., Ltd.(1)	1,700	41,250
Rakuten, Inc.†(1)	18,000	207,435
Recruit Holdings Co., Ltd.(1)	26,600	782,155
Resona Holdings, Inc.(1)	42,800	207,745
Ricoh Co., Ltd.(1)	14,000	143,798
Rinnai Corp.(1)	600	53,120
Rohm Co., Ltd.(1)	1,800	90,967
Ryohin Keikaku Co., Ltd.(1)	420	85,147
Sankyo Co., Ltd.(1)	800	29,839
Sanrio Co., Ltd.(1)	800	18,730
Santen Pharmaceutical Co., Ltd.(1)	7,100	116,763
SBI Holdings, Inc.(1)	4,200	45,337
Secom Co., Ltd.(1)	3,900	263,911
Sega Sammy Holdings, Inc.(1)	3,600	33,619
Seibu Holdings, Inc.(1)	140,888	2,881,553
Seiko Epson Corp.(1)	5,400	82,994
Sekisui Chemical Co., Ltd.(1)	270,400	3,527,088
Sekisui House, Ltd.(1)	11,500	193,249
Seven & i Holdings Co., Ltd.(1)	14,500	661,134
Seven Bank, Ltd.(1)	489,203	2,141,349
Shikoku Electric Power Co., Inc.(1)	3,400	53,060
Shimadzu Corp.(1)	4,000	67,019
Shimamura Co., Ltd.(1)	400	46,752
Shimano, Inc.(1)	1,500	229,742
Shimizu Corp.(1)	10,000	81,485
Shin-Etsu Chemical Co., Ltd.(1)	115,800	6,289,792
Shinsei Bank, Ltd.(1)	35,000	64,384
Shionogi & Co., Ltd.(1)	5,800	262,210
Shiseido Co., Ltd.(1)	6,900	142,783
Shizuoka Bank, Ltd.(1)	10,000	96,930
Showa Shell Sekiyu KK(1)	3,600	29,263
SMC Corp.(1)	1,000	259,329
SoftBank Group Corp.(1)	41,000	2,066,168
Sohgo Security Services Co., Ltd.(1)	1,100	51,478
Sompo Japan Nipponkoa Holdings, Inc.(1)	6,300	206,069
Sony Corp.(1)	52,100	1,276,366
Sony Financial Holdings, Inc.(1)	35,400	632,348
Stanley Electric Co., Ltd.(1)	2,700	59,472
Sumco Corp.(1)	275,086	2,066,664
Sumitomo Chemical Co., Ltd.(1)	28,000	160,698
Sumitomo Corp.(1)	195,200	1,988,124
Sumitomo Dainippon Pharma Co., Ltd.(1)	3,000	35,300
Sumitomo Electric Industries, Ltd.(1)	14,700	207,129
Sumitomo Heavy Industries, Ltd.(1)	9,000	40,315
Sumitomo Metal Mining Co., Ltd.(1)	157,000	1,897,612

6

Sumitomo Mitsui Financial Group, Inc.(1)	24,200	912,880
Sumitomo Mitsui Trust Holdings, Inc.(1)	647,000	2,442,645
Sumitomo Realty & Development Co., Ltd.(1)	6,000	170,958
Sumitomo Rubber Industries, Ltd.(1)	72,400	941,156
Suntory Beverage & Food, Ltd.(1)	2,600	113,997
Suruga Bank, Ltd.(1)	3,000	61,814
Suzuken Co., Ltd.(1)	1,400	53,364
Suzuki Motor Corp.(1)	56,900	1,727,393
Sysmex Corp.(1)	2,700	172,681
T&D Holdings, Inc.(1)	11,100	145,913
Taiheiyo Cement Corp.(1)	21,000	61,228
Taisei Corp.(1)	19,000	125,176
Taisho Pharmaceutical Holdings Co., Ltd.(1)	500	35,307
Taiyo Nippon Sanso Corp.(1)	3,000	27,099
Takashimaya Co., Ltd.(1)	5,000	44,992
Takeda Pharmaceutical Co., Ltd.(1)	47,600	2,369,690
TDK Corp.(1)	2,300	147,119
Teijin, Ltd.(1)	17,000	57,904
Terumo Corp.(1)	5,900	182,619
THK Co., Ltd.(1)	66,200	1,225,041
Tobu Railway Co., Ltd.(1)	18,000	88,736
Toho Co., Ltd.(1)	2,000	55,415
Toho Gas Co., Ltd.(1)	7,000	45,205
Tohoku Electric Power Co., Inc.(1)	8,600	107,509
Tokio Marine Holdings, Inc.(1)	64,600	2,489,069
Tokyo Electric Power Co., Inc.†(1)	28,400	163,346
Tokyo Electron, Ltd.(1)	16,500	990,215
Tokyo Gas Co., Ltd.(1)	45,000	211,380
Tokyo Tatemono Co., Ltd.(1)	3,500	38,054
Tokyu Corp.(1)	20,000	158,202
Tokyu Fudosan Holdings Corp.(1)	9,300	58,193
TonenGeneral Sekiyu KK(1)	6,000	50,421
Toppan Printing Co., Ltd.(1)	9,000	82,871
Toray Industries, Inc.(1)	27,000	250,573
Toshiba Corp.†(1)	77,000	158,011
Tosoh Corp.(1)	58,000	297,853
TOTO, Ltd.(1)	2,700	94,666
Toyo Seikan Group Holdings, Ltd.(1)	3,000	55,493
Toyo Suisan Kaisha, Ltd.(1)	1,600	55,694
Toyoda Gosei Co., Ltd.(1)	1,200	27,252
Toyota Industries Corp.(1)	3,000	160,326
Toyota Motor Corp.(1)	95,500	5,861,794
Toyota Tsusho Corp.(1)	4,100	95,897
Trend Micro, Inc.†(1)	1,900	77,074
Unicharm Corp.(1)	7,100	144,751
United Urban Investment Corp.(1)	48	65,106
USS Co., Ltd.(1)	4,100	61,687
West Japan Railway Co.(1)	3,000	206,935
Yahoo Japan Corp.(1)	427,500	1,737,387
Yakult Honsha Co., Ltd.(1)	1,600	78,259
Yamada Denki Co., Ltd.(1)	12,900	55,787
Yamaguchi Financial Group, Inc.(1)	3,000	35,550
Yamaha Corp.(1)	3,100	74,900
Yamaha Motor Co., Ltd.(1)	5,200	116,526
Yamato Holdings Co., Ltd.(1)	6,600	139,884
Yamazaki Baking Co., Ltd.(1)	2,000	44,898
Yaskawa Electric Corp.(1)	4,600	62,609
Yokogawa Electric Corp.(1)	4,000	48,091
Yokohama Rubber Co., Ltd.(1)	1,500	22,983
		150,606,052
Jersey — 2.1%
Experian PLC(1)	18,463	326,250
Glencore PLC(1)	232,791	309,745
Kennedy Wilson Europe Real Estate PLC(1)	283,436	5,035,561
Petrofac, Ltd.(1)	5,028	58,911
Randgold Resources, Ltd.(1)	1,706	105,265
Shire PLC(1)	37,953	2,601,064
Shire PLC ADR	7,900	1,619,500
Wolseley PLC(1)	5,058	274,947
WPP PLC(1)	210,964	4,855,909
		15,187,152
Luxembourg — 1.1%
ArcelorMittal(1)	19,395	81,040
L’Occitane International SA(1)	1,265,480	2,443,843
Millicom International Cellular SA SDR(1)	1,275	72,621
RTL Group SA(1)	730	60,973
Samsonite International SA(1)	1,703,600	5,121,929
SES SA FDR(1)	5,848	162,103
Tenaris SA(1)	9,185	109,345
		8,051,854
Mauritius — 0.0%
Golden Agri-Resources, Ltd.(1)	135,000	32,161
Mexico — 0.2%
America Movil SAB de CV, Series L ADR	47,400	666,444
Cemex SAB de CV ADR†	148,803	828,833
		1,495,277
Netherlands — 2.0%
Aegon NV(1)	35,142	198,358
AerCap Holdings NV†	1,683	72,638
Airbus Group SE(1)	11,229	753,954
Akzo Nobel NV(1)	4,772	318,739
Altice NV, Class A†(1)	7,008	100,213
Altice NV, Class B†(1)	1,687	24,408
ASML Holding NV(1)	18,424	1,641,881
Boskalis Westminster NV(1)	1,668	67,950
CNH Industrial NV(1)	17,898	122,004
Fiat Chrysler Automobiles NV(1)	17,474	240,611
Gemalto NV(1)	1,534	91,661
Heineken Holding NV(1)	1,970	151,022
Heineken NV(1)	4,468	381,337
ING Groep NV CVA(1)	248,123	3,339,995
Koninklijke Ahold NV(1)	15,890	335,487
Koninklijke DSM NV(1)	3,327	166,491
Koninklijke KPN NV(1)	62,237	235,009
Koninklijke Philips NV(1)	83,284	2,117,530
Koninklijke Vopak NV(1)	1,364	58,658

7

LyondellBasell Industries NV, Class A	22,839	1,984,709
Mobileye NV†	1,543	65,238
NN Group NV(1)	4,496	158,104
NXP Semiconductors NV†	2,580	217,365
OCI NV†(1)	1,630	40,128
QIAGEN NV†(1)	4,193	113,441
Randstad Holding NV(1)	2,449	152,339
RELX NV(1)	18,930	318,325
STMicroelectronics NV(1)	12,402	82,731
TNT Express NV(1)	8,457	71,563
Unilever NV CVA(1)	31,041	1,344,870
Wolters Kluwer NV(1)	5,865	196,511
		15,163,270
New Zealand — 0.1%
Auckland International Airport, Ltd.(1)	17,770	69,801
Contact Energy, Ltd.(1)	13,797	44,630
Fletcher Building, Ltd.(1)	13,369	66,850
Meridian Energy, Ltd.(1)	24,555	40,000
Mighty River Power, Ltd.(1)	13,436	25,378
Ryman Healthcare, Ltd.(1)	7,481	43,445
Spark New Zealand, Ltd.(1)	36,182	81,550
		371,654
Norway — 0.8%
DNB ASA(1)	211,292	2,600,335
Gjensidige Forsikring ASA(1)	3,836	61,085
Norsk Hydro ASA(1)	26,193	97,418
Orkla ASA(1)	15,906	125,529
Schibsted ASA(1)	1,446	47,460
Schibsted ASA, Class B†(1)	1,689	53,615
Statoil ASA(1)	125,819	1,759,742
Storebrand ASA†(1)	218,307	852,309
Telenor ASA(1)	14,588	242,689
Yara International ASA(1)	3,496	150,574
		5,990,756
Papua New Guinea — 0.0%
Oil Search, Ltd.(1)	26,044	127,508
Portugal — 0.0%
Banco Comercial Portugues SA†(1)	682,574	35,940
Banco Espirito Santo SA†(3)	59,101	3,854
EDP - Energias de Portugal SA(1)	45,029	161,831
Galp Energia SGPS SA(1)	7,549	87,507
Jeronimo Martins SGPS SA(1)	4,878	63,379
		352,511
Singapore — 1.3%
Ascendas Real Estate Investment Trust(1)	39,000	62,460
Avago Technologies, Ltd.	15,400	2,235,310
CapitaLand Commercial Trust, Ltd.(1)	40,000	37,974
CapitaLand Mall Trust(1)	46,000	62,338
CapitaLand, Ltd.(1)	49,000	115,002
City Developments, Ltd.(1)	7,000	37,650
ComfortDelGro Corp., Ltd.(1)	38,000	81,281
DBS Group Holdings, Ltd.(1)	155,800	1,824,028
Global Logistic Properties, Ltd.(1)	62,000	93,352
Hutchison Port Holdings Trust(1)	108,000	57,054
Jardine Cycle & Carriage, Ltd.(1)	2,000	48,801
Keppel Corp., Ltd.(1)	28,500	130,054
Oversea-Chinese Banking Corp., Ltd.(1)	57,000	352,287
Sembcorp Industries, Ltd.(1)	177,400	379,610
Sembcorp Marine, Ltd.(1)	16,000	19,637
Singapore Airlines, Ltd.(1)	9,000	70,828
Singapore Exchange, Ltd.(1)	16,000	86,555
Singapore Press Holdings, Ltd.(1)	28,000	77,626
Singapore Technologies Engineering, Ltd.(1)	28,000	59,121
Singapore Telecommunications, Ltd.(1)	153,000	401,627
StarHub, Ltd.(1)	10,000	26,010
Suntec Real Estate Investment Trust(1)	47,000	51,081
United Overseas Bank, Ltd.(1)	151,300	2,082,898
UOL Group, Ltd.(1)	9,000	39,467
Wilmar International, Ltd.(1)	517,400	1,065,778
Yangzijiang Shipbuilding Holdings, Ltd.(1)	39,000	30,112
		9,527,941
South Africa — 0.0%
Lonmin PLC†(1)	20	25
South Korea — 0.6%
KT Corp.†(1)	38,259	919,361
NAVER Corp.(1)	974	542,429
Samsung Electronics Co., Ltd.(1)	2,752	2,938,673
		4,400,463
Spain — 1.3%
Abertis Infraestructuras SA(1)	9,798	152,722
Acerinox SA(1)	46,633	472,934
ACS Actividades de Construccion y Servicios SA(1)	3,420	99,637
Aena SA†*(1)	1,307	148,910
Amadeus IT Holding SA, Class A(1)	8,339	367,193
Banco Bilbao Vizcaya Argentaria SA(1)	121,181	883,723
Banco de Sabadell SA(1)	94,464	167,313
Banco Popular Espanol SA(1)	34,945	115,073
Banco Santander SA(1)	274,903	1,349,645
Bankia SA(1)	89,522	104,109
Bankinter SA(1)	13,057	92,553
CaixaBank SA(1)	50,446	175,485
Distribuidora Internacional de Alimentacion SA(1)	11,994	70,465
Enagas SA(1)	3,925	110,441
Endesa SA(1)	6,081	121,831
Ferrovial SA(1)	8,543	192,808
Gas Natural SDG SA(1)	6,781	137,753
Grifols SA(1)	2,904	133,688
Iberdrola SA(1)	102,593	727,314
Industria de Diseno Textil SA(1)	20,721	711,067
International Consolidated Airlines Group SA(1)	15,906	141,793
Mapfre SA(1)	18,071	45,072

8

Red Electrica Corp. SA(1)	2,094	174,536
Repsol SA(1)	20,301	221,017
Telefonica SA(1)	223,024	2,461,661
Zardoya Otis SA(1)	3,294	38,381
		9,417,124
Sweden — 2.2%
Alfa Laval AB(1)	5,512	100,082
Assa Abloy AB, Class B(1)	19,479	407,981
Atlas Copco AB, Class A(1)	13,037	317,603
Atlas Copco AB, Class B(1)	7,576	174,187
Boliden AB(1)	5,308	88,010
Electrolux AB, Series B(1)	4,694	112,669
Elekta AB, Series B(1)	94,159	801,544
Getinge AB, Class B(1)	3,904	101,601
Hennes & Mauritz AB, Class B(1)	18,035	642,215
Hexagon AB, Class B(1)	45,245	1,676,212
Husqvarna AB, Class B(1)	7,943	52,406
ICA Gruppen AB(1)	1,502	54,389
Industrivarden AB, Class C(1)	3,192	54,559
Investment AB Kinnevik, Class B(1)	4,577	140,308
Investor AB, Class B(1)	8,885	326,898
Lundin Petroleum AB†(1)	4,201	60,217
Nordea Bank AB(1)	257,302	2,807,589
Sandvik AB(1)	20,732	179,564
Securitas AB, Class B(1)	6,016	91,637
Skandinaviska Enskilda Banken AB, Class A(1)	29,630	309,796
Skanska AB, Class B(1)	7,393	142,658
SKF AB, Class B(1)	7,651	123,348
Svenska Cellulosa AB SCA, Class B(1)	11,464	332,925
Svenska Handelsbanken AB, Class A(1)	172,788	2,280,794
Swedbank AB, Class A(1)	92,221	2,025,377
Swedish Match AB(1)	3,912	138,405
Tele2 AB, Class B(1)	6,095	60,544
Telefonaktiebolaget LM Ericsson, Class B(1)	190,969	1,849,860
TeliaSonera AB(1)	50,662	251,931
Volvo AB, Class B(1)	29,875	275,808
		15,981,117
Switzerland — 8.4%
ABB, Ltd.(1)	106,731	1,894,480
Actelion, Ltd.†(1)	12,515	1,722,044
Adecco SA(1)	3,147	216,085
Aryzta AG(1)	1,694	85,710
Baloise Holding AG(1)	925	117,301
Barry Callebaut AG(1)	43	46,897
Chocoladefabriken Lindt & Spruengli AG(1)	1	74,429
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)(1)	18	112,128
Cie Financiere Richemont SA(1)	84,484	6,068,770
Coca-Cola HBC AG(1)	3,878	82,683
Credit Suisse Group AG(1)	92,756	2,004,767
Dufry AG†(1)	780	92,514
EMS-Chemie Holding AG(1)	160	70,060
Galenica AG(1)	74	115,375
GAM Holding AG(1)	78,488	1,303,243
Geberit AG(1)	12,987	4,368,151
Givaudan SA(1)	178	320,283
Julius Baer Group, Ltd.(1)	4,349	208,507
Kuehne & Nagel International AG(1)	1,047	143,559
LafargeHolcim, Ltd.†(1)	8,050	403,367
Lonza Group AG†(1)	1,027	166,963
Nestle SA(1)	144,215	10,689,743
Novartis AG(1)	104,074	8,895,891
Panalpina Welttransport Holding AG(1)	43,284	4,807,347
Pargesa Holding SA(1)	602	37,926
Partners Group Holding AG(1)	303	108,788
Roche Holding AG(1)	31,423	8,659,806
Schindler Holding AG(SIX)(1)	855	143,167
Schindler Holding AG(AQXE)(1)	384	64,433
SGS SA(1)	105	200,034
Sika AG†(1)	40	143,394
Sonova Holding AG(1)	5,005	635,366
Sulzer AG(1)	257	24,168
Swatch Group AG (XEGT)(1)	602	210,083
Swatch Group AG (TRQX)(1)	978	66,066
Swiss Life Holding AG(1)	621	166,664
Swiss Prime Site AG(1)	1,226	95,735
Swiss Re AG(1)	6,690	650,791
Swisscom AG(1)	498	247,663
Syngenta AG(1)	1,767	693,555
Transocean, Ltd.(1)	6,901	85,814
UBS Group AG(1)	266,303	5,124,709
Zurich Insurance Group AG(1)	2,865	731,032
		62,099,491
Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	1,302,000	5,618,229
United Arab Emirates — 0.0%
Orascom Construction, Ltd.†(1)	742	5,154
United Kingdom — 20.3%
3i Group PLC(1)	18,973	133,729
Aberdeen Asset Management PLC(1)	17,950	76,470
Admiral Group PLC(1)	3,804	92,526
Aggreko PLC(1)	5,006	67,335
Amec Foster Wheeler PLC(1)	7,584	47,889
Anglo American PLC(1)	27,143	119,588
Antofagasta PLC(1)	65,620	449,664
ARM Holdings PLC(1)	267,220	4,035,191
Ashtead Group PLC(1)	9,762	160,630
Associated British Foods PLC(1)	6,940	341,609
AstraZeneca PLC(1)	24,059	1,626,604
Auto Trader Group PLC†*(1)	654,070	4,274,220
Aviva PLC(1)	337,566	2,550,666
Babcock International Group PLC(1)	4,789	71,314
BAE Systems PLC(1)	61,414	451,993
Barclays PLC(1)	319,820	1,035,155
Barclays PLC ADR	72,100	934,416
Barratt Developments PLC(1)	19,118	175,193

9

BG Group PLC(1)	64,949	941,846
BHP Billiton PLC(1)	121,820	1,367,690
BP PLC(1)	348,304	1,814,992
British American Tobacco PLC(1)	35,437	1,968,137
British Land Co. PLC(1)	18,885	217,370
BT Group PLC(1)	159,228	1,100,458
Bunzl PLC(1)	6,446	178,063
Burberry Group PLC(1)	8,630	151,792
Capita PLC(1)	12,855	228,719
Carnival PLC(1)	3,567	202,526
Centrica PLC(1)	95,776	307,634
Close Brothers Group PLC(1)	15,594	306,842
Cobham PLC(1)	22,076	91,637
Compass Group PLC(1)	159,126	2,754,121
Croda International PLC(1)	2,652	118,205
Diageo PLC(1)	336,950	9,188,791
Direct Line Insurance Group PLC(1)	354,550	2,117,832
Dixons Carphone PLC(1)	18,998	139,622
easyJet PLC(1)	3,090	79,097
Fresnillo PLC(1)	4,342	45,445
G4S PLC(1)	30,240	100,438
GKN PLC(1)	457,501	2,077,013
GlaxoSmithKline PLC(1)	92,531	1,868,941
GlaxoSmithKline PLC ADR	31,000	1,250,850
Hammerson PLC(1)	15,439	136,450
Hargreaves Lansdown PLC(1)	4,592	101,676
HSBC Holdings PLC(1)	372,134	2,936,671
ICAP PLC(1)	10,605	79,611
IMI PLC(1)	5,325	67,177
Imperial Tobacco Group PLC(1)	18,395	967,495
Indivior PLC(1)	980,475	2,713,555
Informa PLC(1)	63,360	572,147
Inmarsat PLC(1)	8,225	137,041
InterContinental Hotels Group PLC(1)	4,567	177,216
Intertek Group PLC(1)	3,157	129,111
Intu Properties PLC(1)	17,777	83,076
Investec PLC(1)	10,771	76,012
ITV PLC(1)	74,470	303,443
J Sainsbury PLC(1)	24,324	92,688
Johnson Matthey PLC(1)	3,993	155,056
Kingfisher PLC(1)	362,652	1,756,010
Land Securities Group PLC(1)	15,288	265,049
Legal & General Group PLC(1)	113,015	445,710
Liberty Global PLC, Class A†	167,145	7,080,262
Lloyds Banking Group PLC(1)	6,416,192	6,905,872
London Stock Exchange Group PLC(1)	26,463	1,069,407
Marks & Spencer Group PLC(1)	190,747	1,267,578
Meggitt PLC(1)	15,522	85,616
Melrose Industries PLC†(1)	19,238	82,088
Merlin Entertainments PLC*(1)	432,543	2,898,659
Mondi PLC(1)	7,072	137,920
National Grid PLC(1)	258,002	3,548,615
Next PLC(1)	2,816	301,873
Old Mutual PLC(1)	95,528	251,516
Pearson PLC(1)	15,879	171,606
Persimmon PLC(1)	68,799	2,054,606
Provident Financial PLC(1)	2,777	137,541
Prudential PLC(1)	448,257	10,035,536
Reckitt Benckiser Group PLC(1)	88,425	8,139,427
RELX PLC(1)	21,332	374,002
Rexam PLC(1)	13,791	122,334
Rio Tinto PLC(1)	23,847	694,965
Rolls-Royce Holdings PLC(1)	186,135	1,575,534
Rolls-Royce Holdings PLC, Class C (Preference Shares)†	7,336,413	10,815
Royal Bank of Scotland Group PLC†(1)	637,895	2,822,164
Royal Dutch Shell PLC ADR	61,300	2,822,252
Royal Dutch Shell PLC, Class A(CHIX)(1)	74,555	1,674,990
Royal Dutch Shell PLC, Class A (TRQX)(1)	95,514	2,188,109
Royal Dutch Shell PLC, Class B(1)	46,393	1,059,351
Royal Mail PLC(1)	17,054	110,974
RSA Insurance Group PLC(1)	290,598	1,826,092
SABMiller PLC(1)	145,404	8,709,647
Sage Group PLC(1)	20,782	184,780
Schroders PLC(1)	2,447	106,570
Segro PLC(1)	14,257	89,998
Severn Trent PLC(1)	4,625	148,326
Sky PLC(1)	154,723	2,531,414
Smith & Nephew PLC(1)	17,349	307,073
Smiths Group PLC(1)	7,731	106,952
Sports Direct International PLC†(1)	5,208	44,157
SSE PLC(1)	80,395	1,800,252
St James’s Place PLC(1)	10,025	147,863
Standard Chartered PLC(1)	150,796	1,251,053
Standard Life PLC(1)	38,010	218,092
Tate & Lyle PLC(1)	9,174	80,848
Taylor Wimpey PLC(1)	62,667	187,134
Tesco PLC†(1)	524,285	1,153,906
Travis Perkins PLC(1)	4,804	138,805
Tullow Oil PLC†(1)	18,357	44,741
Unilever PLC(1)	139,807	5,986,224
United Utilities Group PLC(1)	13,189	181,761
Vodafone Group PLC(1)	1,943,265	6,285,538
Vodafone Group PLC ADR	83,500	2,693,710
Weir Group PLC(1)	4,145	60,969
Whitbread PLC(1)	3,526	227,865
William Hill PLC(1)	16,880	98,504
WM Morrison Supermarkets PLC(1)	40,410	87,696
Worldpay Group PLC†*(1)	342,127	1,551,273
		150,332,302
United States — 0.1%
Autoliv, Inc. SDR(1)	6,876	868,623
Total Common Stocks (cost $733,114,025)		715,086,907
EXCHANGE-TRADED FUNDS — 1.2%
iShares MSCI EAFE Index Fund	123,140	7,234,475
WisdomTree India Earnings Fund	88,562	1,758,841
Total Exchange-Traded Funds (cost $9,351,008)		8,993,316

10

RIGHTS — 0.0%
Singapore — 0.0%
Ascendas Real Estate Investment Trust Expires 01/13/2016 (Strike price SGD 2.22)†	1,462	64
Spain — 0.0%
Repsol SA Expires 01/14/2016 (Strike price EUR 0.47)†	20,301	10,126
UBI Banca Expires 01/12/2016 (Strik price EUR 7.29)†	16,605	0
Total Rights (cost $10,284)		10,190
Total Long-Term Investment Securities (cost $742,475,317)		724,090,413

SHORT-TERM INVESTMENT SECURITIES — 0.1%
State Street Institutional U.S. Government Money Market Fund 0.09%(2)	598,743	598,743
T. Rowe Price Reserve Investment Fund 0.01%(2)	320,205	320,205
Total Short-Term Investment Securities (cost $918,948)		918,948
REPURCHASE AGREEMENTS — 1.6%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 12/31/2015, to be repurchased 01/04/2016 in the amount $6,438,000 collateralized by $6,705,000 of Federal National Mtg. Assoc. Notes, bearing interest at 2.11% due 11/07/2022 and having an approximate value of $6,568,117	$6,438,000	6,438,000
State Street Bank and Trust Co. Joint Repurchase Agreement(4)	5,260,000	5,260,000
Total Repurchase Agreements
(cost $11,698,000)		11,698,000
TOTAL INVESTMENTS (cost $755,092,265)(6)	99.5%	736,707,361
Other assets less liabilities	0.5	3,934,890
NET ASSETS	100.0%	$740,642,251

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2015, the aggregate value of these securities was $11,390,547 representing 1.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)

Security was valued using fair value procedures at December 31, 2015. The aggregate value of these securities was $676,268,205 representing 91.3% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	The rate shown is the 7-day yield as of December 31, 2015
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)	Illiquid security. At December 31, 2015 the aggregate value of these securities was $0 representing 0.0% of net assets.
(6)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depositary Receipt
AQXE	— Equis Exchange
CDI	— Chess Depositary Interest
CHIX	— Chi X Europe Exchange
CVA	— Certification Van Aandelen (Dutch Cert.)
EUR	— Euro Dollar
Euronext	— Euro Stock Exchange, Amsterdam
FDR	— Fiduciary Depositary Receipt
RSP	— Risparmio Shares-Savings Shares on the Italian Stock Exchange
SDR	— Swedish Depositary Receipt
SGD	— Singapore Dollar
SIX	— Swiss Stock Exchange
TRQX	— Turquoise Stock Exchange
XEGT	— Equiduct Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of December 31, 2015	Unrealized Appreciation (Depreciation)
89	Long	S&P 500 E-Mini Index	March 2016	$7,459,238	$7,556,990	$97,752

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Autralia	$—	$29,763,236	**	$0	$29,763,236
Portugal	—	348,657	**	3,854	352,511
United Kingdom	14,781,490	135,550,813	***	—	150,332,303
Other Countries	24,022,543	510,616,314	**	—	534,638,857
Exchange-Traded Funds	8,993,316	—		—	8,993,316
Rights
Singapore	—	64		—	64
Spain	10,126	—		—	10,126
Short-Term Investment Securities	918,948	—		—	918,948
Repurchase Agreements	—	11,698,000		—	11,698,000
Total Investments at Value	$48,726,423	$687,977,084		$3,854	$736,707,361

Other Financial Instruments:†
Futures Contracts	$97,752	$—		$—	$97,752

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

** Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.

*** Amount includes $135,539,998 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the

Portfolio.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST DIVERSIFIED FIXED INCOME PORTFOLIO

Portfolio of Investments — December 31, 2015 — (unaudited)

Security Description	Shares/ Principal Amount(15)	Value (Note 1)
ASSET BACKED SECURITIES — 11.4%
Diversified Financial Services — 11.4%
Adjustable Rate Mtg. Trust FRS Series 2005-9, Class 5A1 0.69% due 11/25/2035(1)	$285,467	$260,183
Adjustable Rate Mtg. Trust FRS Series 2005-10, Class 6a21 0.92% due 01/25/2036(1)	178,542	154,588
Alternative Loan Trust FRS Series 2006-29T1, Class 1A4 0.82% due 10/25/2036(1)	307,666	215,120
Alternative Loan Trust Series 2005-64CB, Class A1 5.50% due 12/25/2035(1)	274,118	239,423
American Express Credit Account Master Trust Series 2014-3, Class A 1.49% due 04/15/2020	219,000	219,078
American Home Mtg. Assets Trust FRS Series 2006-2, Class 2A1 0.61% due 09/25/2046(1)	219,063	155,529
American Home Mtg. Assets Trust FRS Series 2006-3, Class 2A11 1.20% due 10/25/2046(1)	79,736	56,609
AmeriCredit Automobile Receivables Trust Series 2015-2,Class C 2.40% due 01/08/2021	178,000	175,689
AmeriCredit Automobile Receivables Trust Series 2013-3, Class D 3.00% due 07/08/2019	160,000	161,939
AMMC CLO XIV, Ltd. FRS Series 2014-14A, Class A1L 1.77% due 07/27/2026*(2)	1,190,000	1,176,910
Apidos CLO XVI FRS Series 2013-16A, Class A1 1.77% due 01/19/2025*(2)	795,000	787,368
Apidos CLO XX FRS Series 2015-20A, Class A1 1.87% due 01/16/2027*(2)	1,305,000	1,297,562
Apidos CLO XXI FRS Series 2015-21A, Class A1 1.71% due 07/18/2027*(2)	1,500,000	1,480,050
Applebee’s Funding LLC/IHOP Funding LLC Series 2014-1, Class A2 4.28% due 09/05/2044*	4,000	4,051
Ares XXIX CLO, Ltd. FRS Series 2014-1A, Class A1 1.84% due 04/17/2026*(2)	1,215,000	1,206,495
Ares XXX CLO, Ltd. FRS Series 2014-30A, Class A2 1.17% due 04/20/2023*(2)	924,200	919,487
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 2.00% due 10/25/2034	221,835	207,360
Atlas Senior Loan Fund V, Ltd. FRS Series 2014-1A, Class A 1.87% due 07/16/2026*(2)	540,000	534,006
Atlas Senior Loan Fund VI, Ltd. FRS Series 2014-6A, Class A 1.86% due 10/15/2026*(2)	1,705,000	1,690,167
Atrium VII FRS Series 7AR, Class BR 2.07% due 11/16/2022*(2)	505,000	496,718
Atrium XI FRS Series 11-A, Class B 2.47% due 10/23/2025*(2)	1,520,000	1,494,616
Avalon IV Capital, Ltd. FRS Series 2012-1AR, Class BR 2.17% due 04/17/2023*(2)	485,000	481,363
Aventura Mall Trust VRS Series 2013-AVM, Class A 3.74% due 12/05/2032*(3)	1,425,000	1,487,037
Avery Point IV CLO, Ltd. FRS Series 2014-1A, Class A 1.84% due 04/25/2026*(2)	1,205,000	1,195,481
B2R Mtg. Trust Series 2015-1, Class A1 2.52% due 05/15/2048*	148,681	145,420
BA Credit Card Trust Series 2015-A2,Class A 1.36% due 09/15/2020	191,000	189,705
Babson CLO, Ltd. FRS Series 2014-IA, Class A1 1.81% due 07/20/2025*(2)	295,000	292,139
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.74% due 02/10/2051(3)	745,673	775,818
Banc of America Funding Trust FRS Series 2007-1, Class TA1A 0.48% due 01/25/2037(1)	23,375	15,097
Banc of America Funding Trust FRS Series 2007-A, Class 2A5 0.63% due 02/20/2047(1)	562,808	458,437
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(3)	1,155,000	1,149,009
BCAP LLC Trust FRS Series 2006-AA2, Class A1 0.59% due 01/25/2037(1)	30,395	24,322
Bear Stearns ALT-A Trust FRS Series 2006-3, Class 1A1 0.80% due 05/25/2036(1)	150,168	123,681
Bear Stearns ALT-A Trust FRS Series 2006-1, Class 11A1 0.90% due 02/25/2036(1)	84,608	69,386
Bear Stearns ALT-A Trust FRS Series 2005-10, Class 11A1 0.92% due 01/25/2036(1)	258,058	204,024
Bear Stearns ALT-A Trust FRS Series 2005-9, Class 11A1 0.94% due 11/25/2035(1)	127,481	105,948
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-T26, Class A4 5.47% due 01/12/2045(3)	26,652	27,431
Bear Stearns Mtg. Funding Trust FRS Series 2006-AR3, Class 1A1 0.60% due 10/25/2036(1)	117,936	97,630

Bear Stearns Mtg. Funding Trust FRS Series 2007-AR1, Class 2A3 0.62% due 02/25/2037(1)	264,745	204,053
BlueMountain CLO 2015-3, Ltd. FRS Series 2015-3A, Class A1 1.81% due 10/20/2027*(2)	2,115,000	2,079,256
Capital Auto Receivables Asset Trust Series 2015-2, Class A2 1.39% due 09/20/2018	319,000	317,619
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A,Class A1 1.79% due 04/27/2027*(2)	1,355,000	1,342,128
CarMax Auto Owner Trust Series 2014-2, Class C 2.08% due 01/15/2020	329,000	327,580
Cent CLO, Ltd. FRS Series 2013-20A, Class A 1.80% due 01/25/2026*(2)	1,500,000	1,476,600
Cent CLO, Ltd. FRS Series 2014-21A, Class A1A 1.81% due 07/27/2026*(2)	820,000	811,226
Chase Mtg. Finance Trust FRS Series 2005-A1, Class 2A2 2.68% due 12/25/2035(1)	273,314	253,059
Chase Mtg. Finance Trust Series 2005-S3, Class A10 5.50% due 11/25/2035(1)	320,000	309,736
CHL Mtg. Pass-Through Trust FRS Series 2007-HY1, Class 1A1 2.63% due 04/25/2037(1)	52,996	49,716
CHL Mtg. Pass-Through Trust Series 2007-12, Class A9 5.75% due 08/25/2037(1)	209,680	196,553
CIFC Funding, Ltd. FRS Series 2014-1A, Class A 1.82% due 04/18/2025*(2)	1,285,000	1,272,921
CIFC Funding, Ltd. FRS Series 2014-2A, Class A1L 1.86% due 05/24/2026*(2)	1,495,000	1,480,050
CIFC Funding, Ltd. FRS Series 2012-1AR, Class A2R 2.46% due 08/14/2024*(2)	1,085,000	1,074,150
Citigroup Commercial Mtg. Trust VRS Series 2014-GC23, Class XA 1.13% due 07/10/2047(3)(4)	4,365,870	295,204
Citigroup Commercial Mtg. Trust VRS Series 2015-GC29,Class XA 1.17% due 04/10/2048(3)(4)	3,705,973	273,598
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A2 2.79% due 03/10/2047(3)	303,000	307,954
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(3)	494,000	501,405
Citigroup Commercial Mtg. Trust Series 2014-GC21, Class A5 3.86% due 05/10/2047(3)	610,000	633,041
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(3)	615,000	645,310
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A4 4.13% due 11/10/2046(3)	1,110,000	1,175,368
Citigroup Commercial Mtg. Trust VRS Series 2013-GC15, Class A4 4.37% due 09/10/2046(3)	870,000	938,206
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.14% due 12/10/2049(3)	295,273	310,466
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.04% due 12/10/2049(3)	756,573	779,933
Commercial Mtg. Trust Series 2012-CR5, Class A4 2.77% due 12/10/2045(3)	45,000	44,355
Commercial Mtg. Trust Series 2012-CR4, Class A3 2.85% due 10/15/2045(3)	1,065,000	1,055,696
Commercial Mtg. Trust Series 2015-DC1, Class A2 2.87% due 02/10/2048(3)	454,000	460,156
Commercial Mtg. Trust Series 2013-CR8, Class A4 3.33% due 06/10/2046(3)	425,000	430,951
Commercial Mtg. Trust VRS Series 2013-CR8, Class A5 3.61% due 06/10/2046(3)	775,000	798,166
Commercial Mtg. Trust Series 2015-CR26, Class A4 3.63% due 10/10/2048(3)	1,205,000	1,215,041
Commercial Mtg. Trust Series 2014-UBS4, Class A5 3.69% due 08/10/2047(3)	1,135,000	1,153,099
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(3)	660,000	684,480
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(3)	605,000	631,842
Commercial Mtg. Trust Series 2014-LC15, Class A4 4.01% due 04/10/2047(3)	900,000	941,304
Commercial Mtg. Trust Series 2013-CR9, Class A3 4.02% due 07/10/2045(3)	130,000	137,565
Commercial Mtg. Trust Series 2014-CR16, Class A4 4.05% due 04/10/2047(3)	675,000	709,557
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(3)	845,000	899,668
Consumer Credit Origination Loan Trust Series 2015-1, Class A 2.82% due 03/15/2021*	206,976	206,945

Core Industrial Trust Series 2015-1, Class A 3.04% due 02/10/2034*(3)	398,000	395,457
Countrywide Alternative Loan Trust FRS Series 2005-72, Class A1 0.69% due 01/25/2036(1)	98,724	87,982
Countrywide Alternative Loan Trust FRS Series 2005-56, Class 5A1 0.74% due 11/25/2035(1)	85,067	70,158
Countrywide Alternative Loan Trust FRS Series 2005-64CB, Class 1A12 1.22% due 12/25/2035(1)	185,300	153,062
Countrywide Alternative Loan Trust Series 2006-9T1, Class A1 5.75% due 05/25/2036(1)	272,945	229,053
Countrywide Alternative Loan Trust Series 2007-19, Class 2A1 6.50% due 08/25/2037(1)	367,284	253,941
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-2, Class 2A3 0.76% due 03/25/2035(1)	107,254	87,047
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-HYB3, Class 2A2A 2.51% due 06/20/2035(1)	195,889	188,518
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-HYB7, Class 6A1 2.61% due 11/20/2035(1)	53,227	47,503
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(1)	27,417	27,601
Credit Acceptance Auto Loan Trust Series 2014-1A, Class A 1.55% due 10/15/2021*	625,000	622,369
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.90% due 06/15/2057(3)(4)	10,375,962	594,215
CSAIL Commercial Mtg. Trust Series 2015-C3, Class A4 3.72% due 08/15/2048(3)	1,443,000	1,461,841
CSMC Trust Series 2015-GLPA, Class A 3.88% due 11/15/2037*(3)	1,150,000	1,186,603
CW Capital Cobalt, Ltd. Series 2006-C1, Class A4 5.22% due 08/15/2048(3)	70,628	71,754
CWHL Mtg. Pass Through Trust FRS Series 2007-HY4, Class 1A1 2.72% due 09/25/2047(1)	357,342	320,187
DB Master Finance LLC Series 2015-1A, Class A2II 3.98% due 02/20/2045*	95,280	94,988
Dell Equipment Finance Trust Series 2015-1,Class A3 1.30% due 03/23/2020*	190,000	188,534
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-RMP1, Class A2 0.57% due 12/25/2036(1)	272,421	220,305
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-AR2, Class A1 0.57% due 03/25/2037(1)	27,313	19,812
Discover Card Execution Note Trust Series 2015-A4, Class A1 2.19% due 04/17/2023	648,000	642,101
Dryden Senior Loan Fund FRS Series 2014-33A, Class A 1.80% due 07/15/2026*(2)	1,370,000	1,361,643
Dryden Senior Loan Fund FRS Series 2014-36A, Class B 2.69% due 11/09/2025*(2)	1,050,000	1,040,655
Dryden XXXI Senior Loan Fund FRS Series 2014-31A, Class A 1.67% due 04/18/2026*(2)	1,260,000	1,244,376
DSLA Mtg. Loan Trust FRS Series 2006-AR1, Class 1A1A 1.16% due 03/19/2046(1)	407,539	295,639
First Franklin Mtg. Loan Trust FRS Series 2006-FF15, Class A5 0.58% due 11/25/2036	238,008	208,213
First Investors Auto Owner Trust Series 2013-1A, Class B 1.81% due 10/15/2018*	175,000	175,012
Flagship Credit Auto Trust Series 2014-1, Class A 1.21% due 04/15/2019*	131,136	130,513
Flatiron CLO, Ltd. FRS Series 2014-1A, Class A2 2.22% due 07/17/2026*(2)	290,000	284,606
Ford Credit Auto Owner Trust Series 2014-C,Class B 1.97% due 04/15/2020	164,000	164,162
Ford Credit Auto Owner Trust Series 2015-2, Class A 2.44% due 01/15/2027*	180,000	179,013
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class B 1.40% due 02/15/2019	190,000	189,782
GM Financial Automobile Leasing Trust Series 2014-2A, Class B 1.96% due 03/20/2018*	190,000	189,267
GMACM Mtg. Loan Trust FRS Series 2005-AR5, Class 4A1 3.07% due 09/19/2035(1)	79,194	73,109
GMACM Mtg. Loan Trust FRS Series 2006-AR1, Class 1A1 3.10% due 04/19/2036(1)	454,246	410,156

Green Tree Agency Advance Funding Trust I Series 2015-T2, Class AT2 3.09% due 10/15/2048*	485,000	479,830
GreenPoint Mtg. Funding Trust FRS Series 2007-AR1, Class 3A2 0.58% due 02/25/2037(1)	115,633	95,589
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(3)	1,285,000	1,263,242
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(3)	155,000	179,701
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(3)	1,225,000	1,258,964
GS Mtg. Securities Trust Series 2013-GC12, Class A4 3.14% due 06/10/2046(3)	1,050,000	1,047,648
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(3)	1,307,000	1,332,047
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(3)	615,000	642,876
GSAA Home Equity Trust FRS Series 2006-20, Class 2A1A 0.47% due 12/25/2046	58,914	38,550
GSAA Home Equity Trust FRS Series 2006-20, Class 1A1 0.49% due 12/25/2046	103,019	52,463
GSAA Home Equity Trust FRS Series 2007-1, Class 1A1 0.50% due 02/25/2037	531,123	279,204
GSAA Home Equity Trust FRS Series 2006-19, Class A1 0.51% due 12/25/2036	17,743	8,710
GSAA Home Equity Trust FRS Series 2006-17, Class A3A 0.66% due 11/25/2036	141,851	82,993
GSAA Home Equity Trust FRS Series 2006-3, Class A3 0.72% due 03/25/2036	31,072	21,233
GSAA Home Equity Trust FRS Series 2007-5, Class 2A3A 0.74% due 04/25/2047	235,115	147,805
GSAA Home Equity Trust Series 2006-15, Class AF6 5.88% due 09/25/2036(5)	129,696	71,502
GSAA Home Equity Trust VRS Series 2006-10, Class AF3 5.98% due 06/25/2036	413,956	221,228
GSAA Trust FRS Series 2007-3, Class 1A2 0.59% due 03/25/2047	99,216	49,511
GSAA Trust FRS Series 2007-6, Class 1A2 0.64% due 05/25/2047	77,145	54,662
GSAA Trust Series 2005-7, Class AF4 5.06% due 05/25/2035(5)	365,000	342,382
GSR Mtg. Loan Trust FRS Series 2005-8F, Class 3A2 0.92% due 11/25/2035(1)	19,375	13,317
GSR Mtg. Loan Trust VRS Series 2005-AR5, Class 2A3 2.76% due 10/25/2035(1)	199,193	176,267
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.87% due 01/25/2036(1)	20,855	19,356
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A4 2.87% due 01/25/2036(1)	264,582	242,848
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A2A 0.59% due 01/19/2038(1)	15,869	12,943
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A13 0.64% due 12/19/2036(1)	349,260	242,160
HarborView Mtg. Loan Trust FRS Series 2004-11, Class 1A 1.10% due 01/19/2035(1)	57,030	38,326
Hilton USA Trust Series 2013-HLT, Class AFX 2.66% due 11/05/2030*(3)	1,305,000	1,305,977
HSI Asset Securitization Corp. Trust FRS Series 2006-OPT3, Class 3A4 0.69% due 02/25/2036	200,000	173,811
IndyMac Index Mtg. Loan Trust FRS Series 2005-AR14, Class 1A1A 0.70% due 07/25/2035(1)	8,114	6,664
IndyMac Index Mtg. Loan Trust FRS Series 2005-AR13, Class 1A1 2.67% due 08/25/2035(1)	113,848	90,554
IndyMac Index Mtg. Loan Trust FRS Series 2006-AR3, Class 1A1 2.88% due 12/25/2036(1)	447,619	393,464
ING IM CLO, Ltd. FRS Series 2012-1RA, Class A2R 2.19% due 03/14/2022*(2)	1,000,000	988,400
Invitation Homes Trust FRS Series 2014-SFR1, Class A 1.35% due 06/17/2031*	170,000	166,355
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2012-LC9, Class A5 2.84% due 12/15/2047(3)	855,000	842,664
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-HSBC, Class A 3.09% due 07/05/2032*(3)	1,000,000	1,002,486
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(3)	1,196,696	1,241,997

JP Morgan Chase Commercial Mtg. Securities Trust Series 2015-JP1, Class A5 3.91% due 01/15/2049(3)	1,786,000	1,839,637
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(3)	985,000	1,046,897
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.69% due 02/12/2049(3)	789,716	814,533
JP Morgan Mtg. Trust FRS Series 2006-A3, Class 3A2 2.87% due 05/25/2036(1)	228,411	203,022
JPMBB Commercial Mtg. Securities Trust VRS Series 2015-C33, Class A4 3.77% due 12/15/2048(3)	535,000	545,636
JPMBB Commercial Mtg. Securities Trust Series 2014-C21, Class A5 3.77% due 08/15/2047(3)	290,000	298,347
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(3)	1,355,000	1,387,256
JPMBB Commercial Mtg. Securities Trust Series 2014-C19, Class A4 4.00% due 04/15/2047(3)	610,000	637,228
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C14, Class A4 4.13% due 08/15/2046(3)	1,165,000	1,231,993
JPMBB Commercial Mtg. Securities Trust Series 2013-C17, Class A4 4.20% due 01/15/2047(3)	335,000	355,417
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(3)	637,748	656,122
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.09% due 04/15/2041(3)	89,134	93,878
Lehman XS Trust FRS Series 2006-16N, Class A4A 0.61% due 11/25/2046(1)	347,565	272,072
Lehman XS Trust FRS Series 2007-7N, Class 1A2 0.66% due 06/25/2047(1)	37,658	25,352
Lehman XS Trust FRS Series 2005-6, Class 1A1 0.68% due 11/25/2035	75,607	51,458
Lehman XS Trust FRS Series 2007-16N, Class 2A2 1.07% due 09/25/2047(1)	342,409	278,450
Limerock CLO II, Ltd. FRS Series 2014-2A, Class A 1.82% due 04/18/2026*(2)	1,295,000	1,284,122
Luminent Mtg. Trust FRS Series 2006-6, Class A1 0.62% due 10/25/2046(1)	141,133	120,279
Luminent Mtg. Trust FRS Series 2005-1, Class A1 0.68% due 11/25/2035(1)	303,867	273,983
Madison Park Funding XI, Ltd. FRS Series 2013-11A, Class A1A 1.60% due 10/23/2025*(2)	1,235,000	1,218,698
Madison Park Funding XII, Ltd. FRS Series 2014-12A, Class A 1.82% due 07/20/2026*(2)	1,290,000	1,281,744
Madison Park Funding XIII, Ltd. FRS Series 2014-13A, Class A 1.77% due 01/19/2025*(2)	750,000	741,825
Magnetite CLO, Ltd. FRS Series 2012-7A, Class C 4.82% due 01/15/2025*(2)	1,355,000	1,343,483
Magnetite IX, Ltd. FRS Series 2014-9A, Class A1 1.74% due 07/25/2026*(2)	2,515,000	2,486,832
Magnetite IX, Ltd. FRS Series 2014-9A, Class A2 2.27% due 07/25/2026*(2)	895,000	877,995
Magnetite VIII, Ltd. FRS Series 2014-8A, Class A 1.80% due 04/15/2026*(2)	835,000	829,573
Magnetite XII, Ltd. FRS Series 2015-12A, Class A 1.82% due 04/15/2027*(2)	930,000	919,584
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A4, Class 1A 2.70% due 07/25/2035(1)	382,669	304,326
Morgan Stanley ABS Capital, Inc. Trust FRS Series 2006-NC4, Class A2C 0.57% due 06/25/2036	38,364	32,624
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.16% due 12/15/2047(3)(4)	2,792,934	180,787
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(3)	500,000	508,970
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class A2 3.10% due 12/15/2047(3)	389,000	398,509
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20, Class A4 3.25% due 02/15/2048(3)	791,000	778,918

Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A4 3.31% due 04/15/2048(3)	1,857,000	1,829,103
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(3)	1,065,000	1,123,755
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2029*(3)	755,000	772,688
Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class A4 5.69% due 04/15/2049(3)	1,255,000	1,287,160
Morgan Stanley Mtg. Loan Trust FRS Series 2006-16AX, Class 2A2 0.59% due 11/25/2036	309,183	137,881
Morgan Stanley Mtg. Loan Trust FRS Series 2006-6AR, Class 3A1 2.75% due 05/25/2036(1)	100,813	72,379
Neuberger Berman CLO XVI, Ltd. FRS Series 2014-16A, Class A1 1.79% due 04/15/2026*(2)	955,000	947,169
Neuberger Berman CLO XVII, Ltd. FRS Series 2014-17A, Class A 1.80% due 08/04/2025*(2)	1,085,000	1,075,127
Newcastle Mtg. Securities Trust FRS Series 2007-1, Class 2A3 0.65% due 04/25/2037	375,000	256,719
Nissan Auto Lease Trust Series 2014-A, Class A4 1.04% due 10/15/2019	230,000	229,511
Nomura Asset Acceptance Corp Alternative Loan Trust FRS Series 2006-AF1, Class 3A1 3.71% due 06/25/2036(1)	236,446	176,726
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(1)	294,186	288,595
Oak Hill Credit Partners X, Ltd. FRS Series 2014-10A, Class A 1.79% due 07/20/2026*(2)	405,000	400,464
Oaktree EIF II Series B1, Ltd. FRS Series BH3-B1A, Class A 1.91% due 02/15/2026*(2)	1,325,000	1,315,063
OCP CLO, Ltd. FRS Series 2015-8A, Class A1 1.85% due 04/17/2027*(2)	1,160,000	1,148,748
Octagon Investment Partners XVI, Ltd. FRS Series 2013-A, Class 1A 1.44% due 07/17/2025*(2)	705,000	687,305
Ocwen Master Advance Receivables Trust Series 2015-1, Class AT1 2.54% due 09/17/2046*	1,265,000	1,263,894
OZLM Funding V, Ltd. FRS Series 2013-5A, Class A1 1.82% due 01/17/2026*(2)	2,110,000	2,095,652
OZLM VI, Ltd. FRS Series 2014-6A, Class A1 1.87% due 04/17/2026*(2)	1,265,000	1,257,157
OZLM XII, Ltd. FRS Series 2015-12A, Class A1 1.77% due 04/30/2027*(2)	2,100,000	2,069,760
Race Point IX CLO, Ltd. FRS Series BH3-9A, Class A1 1.83% due 04/15/2027*(2)	1,565,000	1,542,934
RALI Series Trust FRS Series 2006-QA3, Class A2 0.72% due 04/25/2036(1)	346,945	236,422
RALI Series Trust FRS Series 2006-QO7, Class 1A1 1.06% due 09/25/2046(1)	259,547	182,295
RALI Series Trust FRS Series 2007-QH9, Class A1 1.53% due 11/25/2037(1)	107,637	67,453
RALI Series Trust Series 2005-QS17, Class A9 6.00% due 12/25/2035(1)	133,938	116,754
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(5)	351,791	192,725
Renaissance Home Equity Loan Trust Series 2006-3, Class AF5 6.12% due 11/25/2036(5)	166,921	95,005
Residential Asset Securitization Trust FRS Series 2005-A2, Class A2 0.87% due 03/25/2035(1)	137,291	111,230
RFMSI Series Trust FRS Series 2005-SA3, Class 1A 2.87% due 08/25/2035(1)	158,933	120,101
RFMSI Trust FRS Series 2007-SA2, Class 2A1 3.15% due 04/25/2037(1)	46,081	40,215
Santander Drive Auto Receivables Trust Series 2014-B, Class 4 1.82% due 05/15/2019	285,000	285,256
Santander Drive Auto Receivables Trust Series 2014-5, Class C 2.46% due 06/15/2020	164,000	164,461
Securitized Asset Backed Receivables LLC Trust FRS Series 2006-HE1, Class A2B 0.51% due 07/25/2036	217,038	104,584
Seneca Park CLO, Ltd. FRS Series 2014-1A, Class A 1.80% due 07/17/2026*(2)	955,000	950,321
Sequoia Mtg. Trust FRS Series 2007-3, Class 2AA1 2.67% due 07/20/2037(1)	34,054	29,265

Shackleton CLO, Ltd. FRS Series 2014-6A, Class A2 1.80% due 07/17/2026*(2)	1,585,000	1,571,211
Sierra Timeshare Receivables Funding LLC Series 2014-2A, Class A 2.05% due 06/20/2031*	75,172	75,207
Sierra Timeshare Receivables Funding LLC Series 2015-2A, Class A 2.43% due 06/20/2032*	105,572	103,719
Soundview Home Loan Trust FRS Series 2007-OPT2, Class 2A3 0.60% due 07/25/2037	50,000	31,554
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.67% due 11/25/2036	290,000	199,532
SpringCastle America Funding LLC Series 2014-A, Class AA 2.70% due 05/25/2023*	781,512	779,786
Springleaf Funding Trust Series 2014-AA, Class A 2.41% due 12/15/2022*	755,000	752,855
SPS Servicer Advance Receivables Trust Series 2015-T3, Class AT3 2.92% due 07/15/2047*	1,385,000	1,383,726
Structured Adjustable Rate Mtg. Loan Trust FRS Series 2004-13, Class A2 0.72% due 09/25/2034(1)	40,929	35,363
Structured Asset Mtg. Investments II Trust FRS Series 2006-AR1, Class 3A1 0.65% due 02/25/2036(1)	162,322	125,467
Symphony CLO LP FRS Series 2012-BR, Class 8AR 2.07% due 01/09/2023*(2)	1,200,000	1,182,480
Symphony CLO, Ltd. FRS Series 2014-15A, Class A 1.77% due 10/17/2026*(2)	1,150,000	1,136,775
Symphony CLO, Ltd. FRS Series 2014-14A, Class A2 1.80% due 07/14/2026*(2)	1,130,000	1,121,864
Synchrony Credit Card Master Note Trust Series 2014-1, Class A 1.61% due 11/15/2020	214,000	213,316
Synchrony Credit Card Master Note Trust Series 2015-3, Class A 1.74% due 09/15/2021	103,000	102,181
Thacher Park CLO, Ltd. FRS Series 2014-A, Class 1A 1.79% due 10/20/2026*(2)	810,000	802,791
Towd Point Mtg. Trust VRS Series 2015-4, Class A1B 2.75% due 04/25/2055*(1)	692,375	684,666
Treman Park CLO, Ltd. FRS Series 2015-1A, Class A 1.82% due 04/20/2027*(2)	1,325,000	1,315,328
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(3)	700,000	702,560
UBS-Barclays Commercial Mtg. Trust Series 2013-C6, Class A4 3.24% due 04/10/2046(3)	101,000	101,233
VNDO Mtg. Trust Series 2012-6AVE, Class A 3.00% due 11/15/2030*(3)	1,195,000	1,177,273
Voya CLO, Ltd. FRS Series 2014-2A, Class A1 1.77% due 07/17/2026*(2)	250,000	247,875
Voya CLO, Ltd. FRS Series 2014-1A, Class A1 1.82% due 04/18/2026*(2)	1,250,000	1,238,125
Voya CLO, Ltd. FRS Series 2014-4A, Class A1 1.82% due 10/14/2026*(2)	350,000	347,340
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR17, Class 1A 1.06% due 12/25/2046(1)	176,064	135,507
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR18, Class 2A2 1.88% due 01/25/2037(1)	95,184	80,780
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR15, Class 2A 2.15% due 11/25/2046(1)	99,711	89,210
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2007-HY6, Class 1A1 2.19% due 06/25/2037(1)	100,578	86,934
Washington Mutual Mtg. Pass-Through Certs. Trust FRS Series 2007-HY1, Class A1 0.51% due 02/25/2037(1)	572,593	370,894
Washington Mutual Mtg. Pass-Through Certs. Trust FRS Series 2006-AR9, Class 1A 1.09% due 11/25/2046(1)	214,370	147,955
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.19% due 09/15/2057(3)(4)	9,728,846	697,733
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class XA 1.21% due 05/15/2048(3)(4)	3,766,125	277,267
Wells Fargo Commercial Mtg. Trust Series BH3-C26, Class A2 2.66% due 02/15/2048(3)	140,000	140,984
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.11% due 05/15/2048(3)	75,000	60,354

Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR16, Class A1 2.74% due 10/25/2036(1)	277,303	262,677
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR16, Class 4A8 2.74% due 10/25/2035(1)	325,000	311,570
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.75% due 11/25/2034(1)	56,570	56,751
Wendys Funding LLC Series 2015-1A, Class A2I 3.37% due 06/15/2045*	139,650	136,258
Wendys Funding LLC Series 2015-1A, Class A23 4.50% due 06/15/2045*	69,825	69,156
Westlake Automobile Receivables Trust Series 2014-B, Class 2A 1.58% due 04/15/2020*	1,250,000	1,247,604
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 0.98% due 02/15/2044*(3)(4)	758,670	20,112
WF-RBS Commercial Mtg. Trust Series 2013-C15, Class A3 3.88% due 08/15/2046(3)	505,000	527,291
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(3)	480,000	507,058
Total Asset Backed Securities (cost $141,335,530)		140,387,488
U.S. CORPORATE BONDS & NOTES — 24.5%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	94,000	93,132
Aerospace/Defense — 0.2%
BAE Systems Holdings, Inc. Company Guar. Notes 2.85% due 12/15/2020*	155,000	154,605
BAE Systems Holdings, Inc. Company Guar. Notes 3.80% due 10/07/2024*	184,000	182,962
BAE Systems Holdings, Inc. Company Guar. Notes 4.75% due 10/07/2044*	87,000	84,668
Boeing Co. Senior Notes 0.95% due 05/15/2018	212,000	209,564
Boeing Co. Senior Notes 2.20% due 10/30/2022	145,000	139,958
Lockheed Martin Corp. Senior Notes 2.50% due 11/23/2020	265,000	263,428
Lockheed Martin Corp. Senior Notes 2.90% due 03/01/2025	200,000	191,857
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	450,000	460,967
Lockheed Martin Corp. Senior Notes 5.72% due 06/01/2040	400,000	454,347
Raytheon Co. Senior Notes 3.13% due 10/15/2020	500,000	518,291
		2,660,647
Aerospace/Defense-Equipment — 0.2%
Harris Corp. Senior Notes 4.85% due 04/27/2035	166,000	163,337
Harris Corp. Senior Notes 5.05% due 04/27/2045	157,000	153,729
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	39,000	39,390
Orbital ATK, Inc. Company Guar. Notes 5.25% due 10/01/2021	94,000	94,470
Orbital ATK, Inc. Company Guar. Notes 5.50% due 10/01/2023*	123,000	124,845
United Technologies Corp. Senior Notes 6.13% due 07/15/2038	1,036,000	1,262,284
		1,838,055
Agricultural Chemicals — 0.1%
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	500,000	425,137
CF Industries, Inc. Company Guar. Notes 5.38% due 03/15/2044	1,275,000	1,108,889
		1,534,026
Airlines — 0.0%
Allegiant Travel Co. Company Guar. Notes 5.50% due 07/15/2019	108,000	109,350
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 07/02/2016(6)	14,593	14,739
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	140,000	140,350

United Airlines Pass-Through Trust Pass-Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	90,964	93,920
		358,359
Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	34,000	34,255
Applications Software — 0.2%
Microsoft Corp. Senior Notes 1.30% due 11/03/2018	157,000	156,720
Microsoft Corp. Senior Notes 2.00% due 11/03/2020	550,000	550,155
Microsoft Corp. Senior Notes 2.65% due 11/03/2022	600,000	599,393
Microsoft Corp. Senior Notes 3.50% due 02/12/2035	950,000	878,033
Microsoft Corp. Senior Notes 4.45% due 11/03/2045	355,000	366,084
		2,550,385
Auto-Cars/Light Trucks — 1.0%
American Honda Finance Corp. Senior Notes 1.20% due 07/14/2017	236,000	234,958
American Honda Finance Corp. Senior Notes 1.60% due 02/16/2018*	275,000	272,912
Daimler Finance North America LLC Company Guar. Notes 1.38% due 08/01/2017*	306,000	303,233
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	287,000	281,490
Daimler Finance North America LLC Company Guar. Notes 2.63% due 09/15/2016*	150,000	151,297
Ford Motor Co. Senior Notes 7.45% due 07/16/2031	375,000	462,755
Ford Motor Credit Co. LLC Senior Notes 1.46% due 03/27/2017	465,000	460,588
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	115,000	114,194
Ford Motor Credit Co. LLC Senior Notes 1.68% due 09/08/2017	1,000,000	987,893
Ford Motor Credit Co. LLC Senior Notes 2.24% due 06/15/2018	300,000	297,272
Ford Motor Credit Co. LLC Senior Notes 3.20% due 01/15/2021	665,000	660,503
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/04/2025	275,000	274,014
Ford Motor Credit Co. LLC Senior Notes 5.88% due 08/02/2021	1,225,000	1,366,042
Ford Motor Credit Co. LLC Senior Notes 6.63% due 08/15/2017	375,000	399,704
General Motors Co. Senior Notes 4.00% due 04/01/2025	900,000	852,635
General Motors Co. Senior Notes 4.88% due 10/02/2023	1,315,000	1,344,797
General Motors Co. Senior Notes 6.25% due 10/02/2043	750,000	792,402
General Motors Financial Co., Inc. Company Guar. Notes 3.10% due 01/15/2019	1,215,000	1,213,235
Hyundai Capital America Senior Notes 2.40% due 10/30/2018*	377,000	375,831
Toyota Motor Credit Corp. Senior Notes 1.55% due 07/13/2018	118,000	117,721
Volkswagen Group of America Finance LLC Company Guar. Notes 1.60% due 11/20/2017*	785,000	762,190
		11,725,666
Auto-Heavy Duty Trucks — 0.0%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	94,000	98,230
PACCAR Financial Corp. Senior Notes 2.20% due 09/15/2019	264,000	262,927
		361,157
Auto/Truck Parts & Equipment-Original — 0.0%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	97,000	98,727
Omega US Sub LLC Senior Notes 8.75% due 07/15/2023*	85,000	78,412
		177,139

Banks-Commercial — 1.1%
Bank of Nova Scotia Sub. Notes 4.50% due 12/16/2025	1,973,000	1,963,871
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	361,000	355,058
BB&T Corp. Sub. Notes 4.90% due 06/30/2017	250,000	260,587
Branch Banking & Trust Co. Senior Notes 1.45% due 10/03/2016	600,000	602,198
Branch Banking & Trust Co. Sub. Notes 3.63% due 09/16/2025	2,315,000	2,336,773
Capital One NA Senior Notes 1.50% due 09/05/2017	1,500,000	1,488,046
Capital One NA Senior Notes 1.50% due 03/22/2018	360,000	354,029
Capital One NA Senior Notes 1.65% due 02/05/2018	350,000	346,537
Capital One NA Senior Notes 2.35% due 08/17/2018	1,400,000	1,402,631
Commonwealth Bank of Australia Sub. Notes 4.50% due 12/09/2025*	202,000	200,306
Discover Bank Senior Notes 4.20% due 08/08/2023	250,000	255,391
Fifth Third Bank Senior Notes 2.15% due 08/20/2018	600,000	601,709
Fifth Third Bank Senior Notes 2.88% due 10/01/2021	255,000	253,973
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	458,000	454,023
First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019	258,000	256,037
HSBC USA, Inc. Senior Notes 2.75% due 08/07/2020	525,000	525,052
KeyBank NA Senior Notes 2.25% due 03/16/2020	258,000	255,114
MUFG Union Bank NA Senior Notes 3.00% due 06/06/2016	595,000	600,469
National City Bank Sub. Notes 5.80% due 06/07/2017	250,000	263,569
PNC Bank NA Senior Notes 2.40% due 10/18/2019	755,000	757,927
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	299,000	375,561
		13,908,861
Banks-Fiduciary — 0.4%
Bank of New York Mellon Corp. Senior Notes 2.20% due 03/04/2019	1,075,000	1,078,257
Bank of New York Mellon Corp. Senior Notes 2.45% due 11/27/2020	1,530,000	1,523,260
Bank of New York Mellon Corp. Senior Notes 2.60% due 08/17/2020	1,155,000	1,159,564
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	260,000	260,746
State Street Corp. Senior Sub. Notes 3.10% due 05/15/2023	165,000	163,053
		4,184,880
Banks-Super Regional — 0.9%
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	655,000	646,715
Fifth Third Bancorp Senior Notes 3.63% due 01/25/2016	225,000	225,398
Fifth Third Bancorp Sub. Notes 5.45% due 01/15/2017	225,000	233,255
Fifth Third Bancorp Sub. Notes 8.25% due 03/01/2038	125,000	174,054
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/2017	625,000	668,225
National City Corp. Sub. Notes 6.88% due 05/15/2019	169,000	190,923
PNC Financial Services Group, Inc. Senior Notes 2.85% due 11/09/2022(9)	190,000	187,574
PNC Funding Corp. Company Guar. Notes 2.70% due 09/19/2016	500,000	504,911
SunTrust Banks, Inc. Senior Notes 3.50% due 01/20/2017	1,335,000	1,358,042
Wachovia Corp. Sub. Notes 5.50% due 08/01/2035	600,000	666,791
Wells Fargo & Co. Senior Notes 2.13% due 04/22/2019	1,325,000	1,326,603

Wells Fargo & Co. Senior Notes 2.60% due 07/22/2020	800,000	797,950
Wells Fargo & Co. Senior Notes 3.30% due 09/09/2024	650,000	646,633
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	116,000	117,090
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	151,000	154,252
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	1,699,000	1,714,152
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	275,000	294,318
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	1,045,000	1,160,889
		11,067,775
Batteries/Battery Systems — 0.0%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	99,000	98,505
Beverages-Non-alcoholic — 0.1%
PepsiCo, Inc. Senior Notes 3.10% due 07/17/2022	675,000	692,828
Brewery — 0.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.15% due 02/01/2019	225,000	223,700
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 1.38% due 07/15/2017	707,000	704,649
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	380,000	365,592
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	170,000	146,065
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 01/15/2020	425,000	470,286
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.20% due 01/15/2039	500,000	720,726
		2,631,018
Broadcast Services/Program — 0.0%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 6.50% due 11/15/2022	150,000	144,750
Building & Construction Products-Misc. — 0.0%
Building Materials Corp. of America Senior Notes 6.00% due 10/15/2025*	94,000	95,880
Building & Construction-Misc. — 0.0%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	100,000	94,000
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 4.45% due 04/01/2025	221,000	216,580
Building-Residential/Commercial — 0.0%
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	100,000	104,750
Cable/Satellite TV — 1.2%
Altice US Finance I Corp Senior Sec. Notes 5.38% due 07/15/2023*	200,000	200,500
Cable One, Inc. Company Guar. Notes 5.75% due 06/15/2022*	153,000	152,235
CCO Safari II LLC Senior Sec. Notes 3.58% due 07/23/2020*	3,570,000	3,548,612
CCO Safari II LLC Senior Sec. Notes 4.46% due 07/23/2022*	455,000	453,412
CCO Safari II LLC Senior Sec. Notes 4.91% due 07/23/2025*	1,455,000	1,453,584
CCO Safari II LLC Senior Sec. Notes 6.38% due 10/23/2035*	96,000	96,992
CCO Safari II LLC Senior Sec. Notes 6.48% due 10/23/2045*	1,315,000	1,317,155
CCOH Safari LLC Senior Notes 5.75% due 02/15/2026*	68,000	68,170
Comcast Corp. Company Guar. Notes 2.85% due 01/15/2023	800,000	794,825
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	570,000	592,064
Comcast Corp. Company Guar. Notes 6.40% due 05/15/2038	250,000	310,301
Comcast Corp. Company Guar. Notes 6.95% due 08/15/2037	500,000	652,441

Comcast Corp. Company Guar. Notes 7.05% due 03/15/2033	215,000	277,394
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*	370,000	336,224
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	680,000	622,989
Cox Communications, Inc. Senior Notes 6.25% due 06/01/2018*	200,000	214,916
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 2.40% due 03/15/2017	625,000	630,029
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.80% due 03/15/2022	210,000	211,328
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/2042	735,000	685,268
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 03/01/2041	100,000	107,332
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	375,000	325,312
Time Warner Cable, Inc. Company Guar. Notes 4.00% due 09/01/2021	315,000	318,065
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	310,000	243,282
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/2017	300,000	313,838
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	125,000	118,458
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037	365,000	369,375
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/2018	300,000	327,316
Time Warner Cable, Inc. Company Guar. Notes 8.75% due 02/14/2019	190,000	220,410
		14,961,827
Casino Hotels — 0.0%
Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020	128,000	121,600
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021	54,000	48,870
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. Sec. Notes 9.38% due 05/01/2022	100,000	82,000
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	50,000	51,250
Golden Nugget Escrow, Inc. Senior Notes 8.50% due 12/01/2021*	100,000	100,500
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	50,000	49,875
		454,095
Cellular Telecom — 0.1%
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	32,000	23,080
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	252,000	190,185
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	260,000	189,800
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2026	170,000	171,613
		574,678
Chemicals-Diversified — 0.0%
Solvay Finance America LLC Company Guar. Notes 4.45% due 12/03/2025*	234,000	230,863
Chemicals-Specialty — 0.0%
Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021	80,000	80,400
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	108,000	134,697
Tronox Finance LLC Company Guar. Notes 7.50% due 03/15/2022*	83,000	48,140
		263,237

Coal — 0.0%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	145,000	89,900
Coatings/Paint — 0.0%
RPM International, Inc. Senior Notes 5.25% due 06/01/2045	284,000	266,653
Valspar Corp. Senior Notes 3.95% due 01/15/2026	75,000	74,505
		341,158
Commercial Services-Finance — 0.0%
Automatic Data Processing, Inc. Senior Notes 2.25% due 09/15/2020	92,000	92,348
Everi Payments, Inc. Senior Notes 10.00% due 01/15/2022	93,000	81,840
Harland Clarke Holdings Corp. Senior Sec. Notes 6.88% due 03/01/2020*	40,000	33,200
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	96,000	75,360
		282,748
Computer Services — 0.2%
Hewlett Packard Enterprise Co. Company Guar. Notes 2.45% due 10/05/2017*	910,000	909,228
Hewlett Packard Enterprise Co. Company Guar. Notes 4.90% due 10/15/2025*	175,000	171,607
Hewlett Packard Enterprise Co. Company Guar. Notes 6.20% due 10/15/2035*	204,000	196,579
Hewlett Packard Enterprise Co. Company Guar. Notes 6.35% due 10/15/2045*	186,000	176,578
International Business Machines Corp. Senior Notes 3.38% due 08/01/2023	200,000	203,087
International Business Machines Corp. Senior Notes 4.00% due 06/20/2042	278,000	260,038
Leidos, Inc. Company Guar. Notes 7.13% due 07/01/2032	10,000	10,038
		1,927,155
Computer Software — 0.0%
Rackspace Hosting, Inc. Company Guar. Notes 6.50% due 01/15/2024*	85,000	82,025
Computers — 0.2%
Apple, Inc. Senior Notes 2.85% due 05/06/2021	254,000	260,121
Apple, Inc. Senior Notes 3.45% due 02/09/2045	895,000	770,558
Apple, Inc. Senior Notes 4.45% due 05/06/2044	475,000	479,067
Dell, Inc. Senior Notes 4.63% due 04/01/2021	100,000	97,000
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041	313,000	273,291
		1,880,037
Consumer Products-Misc. — 0.0%
Kimberly-Clark Corp. Senior Notes 1.85% due 03/01/2020	60,000	59,180
Containers-Metal/Glass — 0.0%
Ball Corp. Company Guar. Notes 4.38% due 12/15/2020	54,000	54,844
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	78,000	83,850
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	80,000	78,200
		216,894
Containers-Paper/Plastic — 0.0%
Berry Plastics Corp. Sec. Notes 5.13% due 07/15/2023	60,000	58,350
Brambles USA, Inc. Company Guar. Notes 4.13% due 10/23/2025*	76,000	76,422
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	68,000	55,760
		190,532
Cosmetics & Toiletries — 0.0%
Procter & Gamble Co. Senior Notes 3.10% due 08/15/2023	400,000	417,015
Data Processing/Management — 0.0%
Fidelity National Information Services, Inc. Senior Notes 5.00% due 10/15/2025	77,000	79,117
First Data Corp. Senior Sec. Notes 5.00% due 01/15/2024*	80,000	79,600

First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	25,000	25,125
First Data Corp. Sec. Notes 5.75% due 01/15/2024*	130,000	128,050
First Data Corp. Company Guar. Notes 7.00% due 12/01/2023*	49,000	49,000
		360,892
Diagnostic Equipment — 0.1%
Danaher Corp. Senior Notes 2.40% due 09/15/2020	405,000	404,988
Danaher Corp. Senior Notes 3.35% due 09/15/2025	354,000	359,378
Danaher Corp. Senior Notes 4.38% due 09/15/2045	75,000	77,475
Thermo Fisher Scientific, Inc. Senior Notes 1.30% due 02/01/2017	515,000	513,179
		1,355,020
Dialysis Centers — 0.0%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024	100,000	100,000
Disposable Medical Products — 0.0%
Sterigenics-Nordion Holdings LLC Senior Notes 6.50% due 05/15/2023*	47,000	44,885
Distribution/Wholesale — 0.0%
American Builders & Contractors Supply Co., Inc. Senior Notes 5.75% due 12/15/2023*	100,000	100,750
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	85,000	83,300
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023	88,000	82,500
		266,550
Diversified Banking Institutions — 4.3%
Bank of America Corp. Senior Notes 2.25% due 04/21/2020	1,200,000	1,171,038
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	2,027,000	2,033,606
Bank of America Corp. Senior Notes 2.63% due 10/19/2020	113,000	111,579
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	1,693,000	1,648,591
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	625,000	611,830
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	715,000	739,284
Bank of America Corp. Sub. Notes 4.20% due 08/26/2024	1,015,000	1,007,061
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	212,000	209,845
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	200,000	208,738
Bank of America Corp. Senior Notes 5.63% due 07/01/2020	525,000	583,154
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	694,000	787,482
Bank of America Corp. Senior Notes 6.88% due 04/25/2018	900,000	992,931
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	23,000	27,774
Citigroup, Inc. Senior Notes 1.70% due 04/27/2018	600,000	594,052
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025	104,000	101,222
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	2,210,000	2,199,091
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	1,047,000	1,057,478
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	2,848,000	2,829,143
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	1,125,000	1,141,648
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	85,000	92,267
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	99,000	110,228
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.13% due 12/10/2020*	2,150,000	2,140,235

Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	800,000	806,912
Goldman Sachs Group, Inc. Senior Notes 2.55% due 10/23/2019	600,000	599,765
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	820,000	813,773
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	475,000	474,688
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023	206,000	208,339
Goldman Sachs Group, Inc. Senior Notes 4.00% due 03/03/2024	1,135,000	1,164,941
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	375,000	372,134
Goldman Sachs Group, Inc. Senior Notes 4.75% due 10/21/2045	1,073,000	1,065,894
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	1,454,000	1,412,395
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	850,000	933,762
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	89,000	104,258
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	610,000	727,609
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	385,000	435,224
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	1,616,000	1,889,001
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019	302,000	299,554
JPMorgan Chase & Co. Senior Notes 2.75% due 06/23/2020	1,060,000	1,064,723
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	1,814,000	1,824,470
JPMorgan Chase & Co. Senior Notes 3.63% due 05/13/2024	270,000	274,001
JPMorgan Chase & Co. Sub. Notes 4.13% due 12/15/2026	200,000	199,449
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	45,000	47,738
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	2,725,000	2,718,487
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	450,000	478,905
JPMorgan Chase & Co. Senior Notes 4.63% due 05/10/2021	525,000	567,081
JPMorgan Chase & Co. Sub. Notes 4.95% due 06/01/2045	541,000	540,896
JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	125,000	144,284
JPMorgan Chase & Co. Sub. Notes 5.63% due 08/16/2043	505,000	549,541
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	357,000	385,582
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	360,000	403,668
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/2038	930,000	1,261,807
Morgan Stanley Senior Notes 1.75% due 02/25/2016	115,000	115,133
Morgan Stanley Senior Notes 1.88% due 01/05/2018	1,275,000	1,273,748
Morgan Stanley Senior Notes 2.13% due 04/25/2018	1,700,000	1,702,269
Morgan Stanley Senior Notes 2.50% due 01/24/2019	425,000	427,320
Morgan Stanley Senior Notes 2.80% due 06/16/2020	106,000	106,337
Morgan Stanley Senior Notes 3.70% due 10/23/2024	510,000	512,453
Morgan Stanley Senior Notes 3.75% due 02/25/2023	400,000	409,706
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	1,115,000	1,082,196
Morgan Stanley Senior Notes 4.00% due 07/23/2025	980,000	1,009,178
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	456,000	460,652

Morgan Stanley Senior Notes 4.30% due 01/27/2045	730,000	696,499
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	470,000	471,536
Morgan Stanley Senior Notes 4.75% due 03/22/2017	207,000	214,415
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	213,000	226,110
Morgan Stanley Senior Notes 5.50% due 07/24/2020	200,000	222,523
Morgan Stanley Senior Notes 5.55% due 04/27/2017	240,000	251,818
Morgan Stanley Senior Notes 6.25% due 08/28/2017	150,000	160,608
Morgan Stanley Senior Notes 6.63% due 04/01/2018	1,225,000	1,343,249
Morgan Stanley Senior Notes 7.30% due 05/13/2019	125,000	143,589
		52,996,497
Diversified Financial Services — 0.2%
General Electric Capital Corp. Company Guar. Notes 4.65% due 10/17/2021	164,000	181,575
General Electric Capital Corp. Company Guar. Notes 5.30% due 02/11/2021	74,000	83,444
General Electric Capital Corp. Company Guar. Notes 5.50% due 01/08/2020	71,000	79,631
General Electric Capital Corp. Company Guar. Notes 5.88% due 01/14/2038	328,000	401,328
General Electric Capital Corp. Company Guar. Notes 6.00% due 08/07/2019	315,000	356,845
General Electric Capital Corp. Company Guar. Notes 6.75% due 03/15/2032	65,000	84,929
General Electric Capital Corp. Company Guar. Notes 6.88% due 01/10/2039	287,000	391,202
USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*	275,000	274,772
		1,853,726
Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 2.70% due 10/09/2022	152,000	151,363
General Electric Co. Senior Notes 4.13% due 10/09/2042	160,000	156,286
General Electric Co. Senior Notes 4.50% due 03/11/2044	730,000	751,266
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043	199,000	216,871
Textron, Inc. Senior Notes 4.63% due 09/21/2016	234,000	239,015
Trinity Industries, Inc. Company Guar. Notes 4.55% due 10/01/2024	134,000	122,743
		1,637,544
Diversified Operations — 0.0%
MUFG Americas Holdings Corp. Senior Notes 1.63% due 02/09/2018	88,000	87,231
E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 4.95% due 12/05/2044	290,000	308,832
E-Commerce/Services — 0.0%
Netflix, Inc. Senior Notes 5.88% due 02/15/2025*	151,000	154,775
Educational Software — 0.0%
Blackboard, Inc. Senior Notes 7.75% due 11/15/2019*	125,000	108,125
Electric-Distribution — 0.0%
Connecticut Light & Power Co. 1st Mtg. Notes 2.50% due 01/15/2023	345,000	334,004
Entergy Louisiana LLC 1st Mtg. Notes 4.95% due 01/15/2045	125,000	124,792
		458,796
Electric-Integrated — 1.6%
AES Corp. Senior Notes 4.88% due 05/15/2023	93,000	81,375
AES Corp. Senior Notes 5.50% due 03/15/2024	63,000	56,228
Arizona Public Service Co. Senior Notes 2.20% due 01/15/2020	96,000	95,097
Berkshire Hathaway Energy Co. Senior Notes 6.13% due 04/01/2036	505,000	588,903

Consolidated Edison Co. of New York, Inc. Senior Notes 4.20% due 03/15/2042	300,000	287,705
Dominion Resources, Inc. Senior Notes 1.40% due 09/15/2017	125,000	123,716
Dominion Resources, Inc. Senior Notes 4.45% due 03/15/2021	486,000	514,281
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	336,000	349,059
Dominion Resources, Inc. Senior Notes 7.00% due 06/15/2038	255,000	306,564
Duke Energy Carolinas LLC 1st Mtg. Notes 4.00% due 09/30/2042	80,000	77,076
Duke Energy Carolinas LLC 1st Mtg. Notes 6.00% due 01/15/2038	40,000	49,348
Duke Energy Carolinas LLC Senior Notes 6.10% due 06/01/2037	50,000	60,461
Duke Energy Corp. Senior Notes 1.63% due 08/15/2017	320,000	319,568
Duke Energy Corp. Senior Notes 3.55% due 09/15/2021	450,000	459,563
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	1,705,000	1,727,503
Duke Energy Corp. Senior Notes 3.95% due 10/15/2023	905,000	931,375
Duke Energy Indiana, Inc. 1st Mtg. Notes 4.90% due 07/15/2043	195,000	210,706
Duke Energy Progress LLC 1st Mtg. Notes 4.15% due 12/01/2044	900,000	879,255
Edison International Senior Notes 3.75% due 09/15/2017	1,525,000	1,573,199
Entergy Arkansas, Inc. 1st Mtg. Notes 4.95% due 12/15/2044	140,000	138,015
Exelon Corp. Senior Notes 2.85% due 06/15/2020	565,000	561,911
Exelon Corp. Senior Notes 4.95% due 06/15/2035*	80,000	80,652
Exelon Corp. Senior Notes 5.10% due 06/15/2045*	82,000	82,598
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	129,000	128,536
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	350,000	354,618
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	171,000	208,275
Georgia Power Co. Senior Notes 4.75% due 09/01/2040	350,000	340,903
Great Plains Energy, Inc. Senior Notes 4.85% due 06/01/2021	91,000	97,732
Louisville Gas & Electric Co. 1st Mtg. Notes 4.38% due 10/01/2045	23,000	23,498
MidAmerican Energy Holdings Co. Senior Notes 5.75% due 04/01/2018	450,000	486,149
Nevada Power Co. General Refunding Mtg. 7.13% due 03/15/2019	200,000	228,741
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 6.00% due 03/01/2019	250,000	273,793
NiSource Finance Corp. Company Guar. Notes 3.85% due 02/15/2023	275,000	280,341
NiSource Finance Corp. Company Guar. Notes 5.25% due 02/15/2043	275,000	292,159
NiSource Finance Corp. Company Guar. Notes 6.40% due 03/15/2018	32,000	34,866
Northeast Utilities Senior Notes 2.80% due 05/01/2023	825,000	794,374
Pacific Gas & Electric Co. Senior Notes 2.45% due 08/15/2022	450,000	434,976
Pacific Gas & Electric Co. Senior Notes 3.25% due 09/15/2021	172,000	175,990
Pacific Gas & Electric Co. Senior Notes 3.75% due 02/15/2024	260,000	267,771
Pacific Gas & Electric Co. Senior Notes 4.75% due 02/15/2044	470,000	488,398
PacifiCorp 1st Mtg. Notes 3.60% due 04/01/2024	500,000	516,692
PacifiCorp 1st Mtg. Notes 4.10% due 02/01/2042	275,000	265,203

Progress Energy, Inc. Senior Notes 3.15% due 04/01/2022	86,000	84,402
Progress Energy, Inc. Senior Notes 7.05% due 03/15/2019	180,000	204,180
PSEG Power LLC Company Guar. Notes 8.63% due 04/15/2031	100,000	124,469
San Diego Gas & Electric Co. 1st Mtg. Notes 3.60% due 09/01/2023	575,000	598,614
South Carolina Electric & Gas Co. 1st. Mtg. Bonds 5.10% due 06/01/2065	102,000	106,313
Southern California Edison Co. 1st. Mtg. Notes 1.13% due 05/01/2017	235,000	233,468
Southern Co. Senior Notes 1.30% due 08/15/2017	201,000	199,154
Southern Power Co. Senior Notes 4.15% due 12/01/2025	165,000	164,692
Southern Power Co. Senior Notes 5.25% due 07/15/2043	170,000	162,213
Talen Energy Supply LLC Senior Notes 6.50% due 06/01/2025*	139,000	91,740
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	100,000	100,007
Union Electric Co. Senior Sec. Notes 6.40% due 06/15/2017	165,000	176,264
Virginia Electric & Power Co. Senior Notes 1.20% due 01/15/2018	350,000	346,520
Virginia Electric & Power Co. Senior Notes 2.95% due 01/15/2022	165,000	165,966
Virginia Electric & Power Co. Senior Notes 5.40% due 04/30/2018	100,000	108,110
Xcel Energy, Inc. Senior Notes 0.75% due 05/09/2016	1,100,000	1,099,022
		19,212,307
Electronic Components-Misc. — 0.0%
Corning, Inc. Senior Notes 1.50% due 05/08/2018	112,000	110,061
Corning, Inc. Senior Notes 2.90% due 05/15/2022	112,000	107,283
		217,344
Electronic Components-Semiconductors — 0.1%
Intel Corp. Senior Notes 1.35% due 12/15/2017	380,000	380,505
Micron Technology, Inc. Senior Notes 5.63% due 01/15/2026*	200,000	173,000
Qorvo, Inc. Company Guar. Notes 6.75% due 12/01/2023*	13,000	13,260
Qorvo, Inc. Company Guar. Notes 7.00% due 12/01/2025*	32,000	32,960
		599,725
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 3.95% due 05/28/2024	18,000	17,098
Energy-Alternate Sources — 0.0%
TerraForm Power Operating LLC Company Guar. Notes 5.88% due 02/01/2023*	90,000	74,475
Enterprise Software/Service — 0.1%
Infor US, Inc. Senior Sec. Notes 5.75% due 08/15/2020*	80,000	80,600
Oracle Corp. Senior Notes 2.50% due 05/15/2022	415,000	407,328
Oracle Corp. Senior Notes 2.80% due 07/08/2021	425,000	430,485
Oracle Corp. Senior Notes 3.90% due 05/15/2035	106,000	99,386
Oracle Corp. Senior Notes 5.38% due 07/15/2040	400,000	444,979
Oracle Corp. Senior Notes 6.13% due 07/08/2039	160,000	193,473
		1,656,251
Finance-Auto Loans — 0.0%
Ally Financial, Inc. Senior Notes 5.13% due 09/30/2024	194,000	198,607
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	99,000	100,238

Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023*	100,000	99,500
		398,345
Finance-Consumer Loans — 0.2%
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021	157,000	113,040
Navient Corp. Senior Notes 5.88% due 10/25/2024	50,000	40,000
OneMain Financial Holdings, Inc. Company Guar. Notes 6.75% due 12/15/2019*	42,000	42,577
SLM Corp. Senior Notes 5.63% due 08/01/2033	10,000	6,700
Synchrony Financial Senior Notes 2.60% due 01/15/2019	830,000	827,018
Synchrony Financial Senior Notes 2.70% due 02/03/2020	885,000	868,030
Synchrony Financial Senior Notes 4.25% due 08/15/2024	194,000	191,374
		2,088,739
Finance-Credit Card — 0.4%
American Express Credit Corp. Senior Notes 2.38% due 05/26/2020	185,000	183,584
Discover Financial Services Senior Notes 3.75% due 03/04/2025	192,000	184,379
Discover Financial Services Senior Notes 5.20% due 04/27/2022	160,000	171,095
Discover Financial Services Senior Notes 6.45% due 06/12/2017	40,000	42,261
Visa, Inc. Senior Notes 1.20% due 12/14/2017	950,000	948,935
Visa, Inc. Senior Notes 2.20% due 12/14/2020	290,000	289,460
Visa, Inc. Senior Notes 2.80% due 12/14/2022	1,140,000	1,144,712
Visa, Inc. Senior Notes 3.15% due 12/14/2025	128,000	128,158
Visa, Inc. Senior Notes 4.15% due 12/14/2035	96,000	96,919
Visa, Inc. Senior Notes 4.30% due 12/14/2045	969,000	983,108
		4,172,611
Finance-Investment Banker/Broker — 0.0%
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	215,000	237,164
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(10)	131,000	13
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(10)	99,000	10
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	123,000	121,836
		359,023
Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 4.75% due 03/01/2020	151,000	158,172
Finance-Mortgage Loan/Banker — 0.0%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	150,000	142,875
Finance-Other Services — 0.1%
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	500,000	499,876
National Rural Utilities Cooperative Finance Corp. Senior Notes 0.95% due 04/24/2017	92,000	91,557
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.10% due 01/27/2017	365,000	364,976
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.00% due 01/27/2020	184,000	180,870
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020	89,000	88,138
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.35% due 06/15/2020	195,000	192,748
		1,418,165
Firearms & Ammunition — 0.0%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	75,000	54,000

Food-Confectionery — 0.1%
JM Smucker Co. Company Guar. Notes 2.50% due 03/15/2020	200,000	198,575
JM Smucker Co. Company Guar. Notes 3.50% due 03/15/2025	1,000,000	994,584
		1,193,159
Food-Dairy Products — 0.0%
Dean Foods Co. Company Guar. Notes 6.50% due 03/15/2023*	100,000	104,000
Food-Flour & Grain — 0.0%
Post Holdings, Inc. Company Guar. Notes 7.75% due 03/15/2024*	93,000	97,418
Food-Meat Products — 0.0%
JBS USA LLC/JBS USA Finance, Inc. Senior Notes 5.88% due 07/15/2024*	104,000	94,120
Food-Misc./Diversified — 0.3%
Darling Ingredients, Inc. Company Guar. Notes 5.38% due 01/15/2022	50,000	49,250
Kraft Heinz Foods Co. Company Guar. Notes 2.00% due 07/02/2018*	1,175,000	1,169,454
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020*	1,170,000	1,166,974
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	221,000	234,917
Mondelez International, Inc. Senior Notes 4.00% due 02/01/2024	500,000	515,398
		3,135,993
Food-Retail — 0.0%
SUPERVALU, Inc. Senior Notes 7.75% due 11/15/2022	119,000	107,992
Food-Wholesale/Distribution — 0.0%
C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	36,000	32,400
Gambling (Non-Hotel) — 0.0%
Scientific Games International, Inc. Senior Sec. Notes 7.00% due 01/01/2022*	39,000	37,245
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	100,000	71,000
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(6)(10)	1,320	13
		108,258
Gas-Distribution — 0.2%
CenterPoint Energy Resources Corp. Senior Notes 4.50% due 01/15/2021	210,000	220,421
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/2018	95,000	103,646
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043	74,000	70,772
Sempra Energy Senior Notes 3.55% due 06/15/2024	1,200,000	1,193,380
Sempra Energy Senior Notes 9.80% due 02/15/2019	100,000	121,008
		1,709,227
Gold Mining — 0.1%
Barrick North America Finance LLC Company Guar. Notes 5.75% due 05/01/2043	725,000	524,367
Hotels/Motels — 0.0%
Interval Acquisition Corp. Company Guar. Notes 5.63% due 04/15/2023*	80,000	79,400
Human Resources — 0.0%
Team Health, Inc. Company Guar. Notes 7.25% due 12/15/2023*	74,000	76,590
Independent Power Producers — 0.0%
Dynegy, Inc. Company Guar. Notes 7.38% due 11/01/2022	65,000	56,550
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	55,000	44,431
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022	126,000	107,352
		208,333
Industrial Gases — 0.0%
Airgas, Inc. Senior Notes 3.05% due 08/01/2020	62,000	62,388
Insurance Brokers — 0.2%
Aon Corp. Company Guar. Notes 3.13% due 05/27/2016	125,000	125,968
Aon Corp. Company Guar. Notes 5.00% due 09/30/2020	275,000	300,558

Marsh & McLennan Cos., Inc. Senior Notes 2.30% due 04/01/2017	1,450,000	1,461,445
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	290,000	285,498
Marsh & McLennan Cos., Inc. Senior Notes 4.80% due 07/15/2021	250,000	272,124
USI, Inc. Senior Notes 7.75% due 01/15/2021*	85,000	81,600
		2,527,193
Insurance-Life/Health — 0.2%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	46,000	46,805
Lincoln National Corp. Senior Notes 8.75% due 07/01/2019	335,000	402,340
Pacific Life Insurance Co. Sub. Notes 9.25% due 06/15/2039*	225,000	326,848
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	185,000	205,744
Pricoa Global Funding I Senior Sec. Notes 1.35% due 08/18/2017*	251,000	249,311
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	70,000	70,058
Principal Financial Group, Inc. Company Guar. Notes 8.88% due 05/15/2019	100,000	119,654
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	400,000	416,840
Prudential Financial, Inc. Senior Notes 5.70% due 12/14/2036	320,000	361,974
		2,199,574
Insurance-Multi-line — 0.3%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	351,000	407,240
Hartford Financial Services Group, Inc. Senior Notes 6.10% due 10/01/2041	165,000	191,519
MetLife, Inc. Senior Notes 4.60% due 05/13/2046	99,000	99,655
MetLife, Inc. Senior Notes 6.38% due 06/15/2034	350,000	430,329
Metropolitan Life Global Funding I Sec. Notes 1.50% due 01/10/2018*	340,000	338,214
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	2,200,000	2,200,524
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	275,000	399,145
		4,066,626
Insurance-Mutual — 0.2%
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	115,000	102,851
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	495,000	718,790
MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	237,000	238,643
MassMutual Global Funding II Senior Sec. Notes 2.10% due 08/02/2018*	280,000	280,935
MassMutual Global Funding II Senior Sec. Notes 3.60% due 04/09/2024*	548,000	555,520
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	222,000	222,868
		2,119,607
Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 3.15% due 03/15/2025	1,225,000	1,210,681
Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.30% due 05/15/2043	325,000	318,719
Internet Connectivity Services — 0.0%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	98,000	95,305
Investment Management/Advisor Services — 0.0%
Ameriprise Financial, Inc. Senior Notes 5.30% due 03/15/2020	305,000	338,231
National Financial Partners Corp. Senior Notes 9.00% due 07/15/2021*	134,000	122,610
		460,841
Machinery-Farming — 0.1%
John Deere Capital Corp. Senior Notes 1.13% due 06/12/2017	275,000	274,454

John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017	339,000	339,182
		613,636
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	75,000	69,750
Medical Instruments — 0.3%
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	1,865,000	1,878,232
Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	970,000	980,590
Medtronic, Inc. Company Guar. Notes 3.50% due 03/15/2025	500,000	504,085
		3,362,907
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	50,000	49,071
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	163,000	157,285
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	84,000	76,747
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*	351,000	351,225
Roche Holdings, Inc. Company Guar. Notes 2.25% due 09/30/2019*	278,000	279,452
		913,780
Medical Products — 0.2%
Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	55,000	55,462
Greatbatch, Ltd. Company Guar. Notes 9.13% due 11/01/2023*	77,000	76,230
Zimmer Biomet Holdings, Inc. Senior Notes 1.45% due 04/01/2017	2,155,000	2,144,505
		2,276,197
Medical-Biomedical/Gene — 0.4%
Amgen, Inc. Senior Notes 3.63% due 05/22/2024	1,170,000	1,169,564
Amgen, Inc. Senior Notes 3.88% due 11/15/2021	400,000	416,750
Amgen, Inc. Senior Notes 5.15% due 11/15/2041	225,000	228,428
Amgen, Inc. Senior Notes 6.40% due 02/01/2039	480,000	569,372
Celgene Corp. Senior Notes 4.63% due 05/15/2044	1,515,000	1,431,049
Celgene Corp. Senior Notes 5.00% due 08/15/2045	165,000	165,642
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	310,000	312,148
Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	515,000	527,524
Gilead Sciences, Inc. Senior Notes 4.50% due 02/01/2045	380,000	371,702
Gilead Sciences, Inc. Senior Notes 4.75% due 03/01/2046	104,000	105,251
		5,297,430
Medical-Drugs — 0.6%
AbbVie, Inc. Senior Notes 1.80% due 05/14/2018	250,000	248,849
AbbVie, Inc. Senior Notes 2.00% due 11/06/2018	940,000	935,814
Baxalta, Inc. Senior Notes 3.60% due 06/23/2022*	156,000	155,958
Baxalta, Inc. Senior Notes 4.00% due 06/23/2025*	81,000	80,158
Bayer US Finance LLC Company Guar. Notes 2.38% due 10/08/2019*	810,000	810,509
Bayer US Finance LLC Company Guar. Notes 3.00% due 10/08/2021*	1,000,000	1,008,442
EMD Finance LLC Company Guar. Notes 2.95% due 03/19/2022*	655,000	631,978
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 7.75% due 01/15/2022*	80,000	81,800
Forest Laboratories LLC Company Guar. Notes 4.88% due 02/15/2021*	181,000	195,987
Merck & Co., Inc. FRS Senior Notes 0.72% due 02/10/2020	1,570,000	1,560,360

Wyeth LLC Company Guar. Notes 6.50% due 02/01/2034	750,000	935,141
		6,644,996
Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 5.40% due 11/29/2043	87,000	80,358
Medical-HMO — 0.7%
Anthem, Inc. Senior Notes 2.30% due 07/15/2018	500,000	499,057
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	785,000	766,460
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	400,000	377,726
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	325,000	326,280
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/2021	80,000	88,362
Humana, Inc. Senior Notes 3.85% due 10/01/2024	1,525,000	1,534,958
UnitedHealth Group, Inc. Senior Notes 1.40% due 10/15/2017	500,000	499,041
UnitedHealth Group, Inc. Senior Notes 1.40% due 12/15/2017	153,000	152,550
UnitedHealth Group, Inc. Senior Notes 1.90% due 07/16/2018	700,000	702,106
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	1,636,000	1,673,370
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	485,000	499,975
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	400,000	421,316
WellPoint, Inc. Senior Notes 6.38% due 06/15/2037	260,000	308,320
		7,849,521
Medical-Hospitals — 0.1%
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	29,000	29,218
HCA, Inc. Senior Sec. Notes 4.75% due 05/01/2023	40,000	39,600
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	24,000	23,700
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	150,000	142,500
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	208,000	191,360
Memorial Sloan-Kettering Cancer Center Senior Notes 5.00% due 07/01/2042	211,000	225,973
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	100,000	100,500
		752,851
Medical-Wholesale Drug Distribution — 0.2%
Cardinal Health, Inc. Senior Notes 1.95% due 06/15/2018	895,000	892,669
Cardinal Health, Inc. Senior Notes 3.50% due 11/15/2024	1,025,000	1,026,190
McKesson Corp. Senior Notes 1.40% due 03/15/2018	765,000	755,170
		2,674,029
Metal-Copper — 0.0%
Freeport-McMoRan, Inc. Company Guar. Notes 5.45% due 03/15/2043	180,000	93,600
Multimedia — 0.4%
21st Century Fox America, Inc. Company Guar. Notes 3.00% due 09/15/2022	380,000	374,460
21st Century Fox America, Inc. Company Guar. Notes 3.70% due 10/15/2025*	475,000	473,823
21st Century Fox America, Inc. Company Guar. Notes 4.95% due 10/15/2045*	69,000	67,952
21st Century Fox America, Inc. Company Guar. Notes 6.15% due 02/15/2041	790,000	887,744
21st Century Fox America, Inc. Company Guar. Notes 6.40% due 12/15/2035	150,000	172,774
21st Century Fox America, Inc. Company Guar. Notes 6.90% due 03/01/2019	150,000	170,376
21st Century Fox America, Inc. Company Guar. Notes 7.28% due 06/30/2028	95,000	113,969
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	50,000	58,534

NBCUniversal Media LLC Company Guar. Notes 5.15% due 04/30/2020	125,000	139,572
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	175,000	214,916
Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	575,000	547,543
Time Warner, Inc. Company Guar. Notes 7.63% due 04/15/2031	840,000	1,039,375
Time Warner, Inc. Company Guar. Notes 7.70% due 05/01/2032	625,000	780,101
Viacom, Inc. Senior Notes 4.85% due 12/15/2034	81,000	66,152
Viacom, Inc. Senior Notes 5.25% due 04/01/2044	68,000	56,107
Walt Disney Co. Senior Notes 1.50% due 09/17/2018	158,000	157,700
		5,321,098
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	63,000	63,315
WMG Acquisition Corp. Company Guar. Notes 6.75% due 04/15/2022*	100,000	86,500
		149,815
Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	316,000	318,712
Cisco Systems, Inc. Senior Notes 5.50% due 01/15/2040	200,000	234,548
		553,260
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Company Guar. Notes 3.55% due 06/01/2022	625,000	638,243
Waste Management, Inc. Company Guar. Notes 6.10% due 03/15/2018	100,000	109,002
		747,245
Oil & Gas Drilling — 0.0%
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	29,000	21,460
Oil Companies-Exploration & Production — 0.5%
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/2016	300,000	308,267
Anadarko Petroleum Corp. Senior Notes 6.20% due 03/15/2040	200,000	184,009
Anadarko Petroleum Corp. Senior Notes 6.38% due 09/15/2017	125,000	131,078
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	492,000	474,219
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021	74,000	14,754
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	90,000	72,900
ConocoPhillips Company Guar. Notes 5.90% due 10/15/2032	300,000	306,945
ConocoPhillips Company Guar. Notes 6.50% due 02/01/2039	255,000	268,721
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	210,000	154,875
Devon Energy Corp. Senior Notes 5.85% due 12/15/2025	245,000	238,273
Devon Financing Corp. LLC Company Guar. Bonds 7.88% due 09/30/2031	150,000	153,849
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	97,000	49,470
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	115,000	57,500
Halcon Resources Corp. Sec. Notes 8.63% due 02/01/2020*	60,000	41,400
Halcon Resources Corp. Sec. Notes 12.00% due 02/15/2022*	23,400	15,444
Hess Corp. Senior Notes 1.30% due 06/15/2017	485,000	474,572

Hess Corp. Senior Notes 5.60% due 02/15/2041	538,000	453,490
Hess Corp. Senior Notes 6.00% due 01/15/2040	305,000	270,385
Hess Corp. Senior Notes 7.30% due 08/15/2031	150,000	148,924
Hess Corp. Senior Notes 7.88% due 10/01/2029	326,000	356,103
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	69,000	57,270
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	425,000	456,579
Legacy Reserves LP/Legacy Reserves Finance Corp. Company Guar. Notes 6.63% due 12/01/2021	59,000	12,390
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	79,000	23,700
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	90,000	74,475
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	112,000	99,682
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	95,000	76,703
Northern Oil and Gas, Inc. Senior Notes 8.00% due 06/01/2020	174,000	115,710
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022	120,000	76,800
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	60,000	8,100
Pioneer Natural Resources Co. Senior Notes 3.45% due 01/15/2021	725,000	669,431
Pioneer Natural Resources Co. Senior Notes 4.45% due 01/15/2026	405,000	364,668
Rex Energy Corp. Company Guar. Notes 6.25% due 08/01/2022	68,000	13,600
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023	73,000	39,420
SM Energy Co. Senior Notes 5.63% due 06/01/2025	56,000	36,960
Southwestern Energy Co. Senior Notes 3.30% due 01/23/2018	50,000	41,000
Southwestern Energy Co. Senior Notes 4.95% due 01/23/2025	113,000	71,190
		6,412,856
Oil Companies-Integrated — 0.2%
Chevron Corp. Senior Notes 1.37% due 03/02/2018	200,000	198,400
Chevron Corp. Senior Notes 1.96% due 03/03/2020	110,000	108,398
ConocoPhillips Co. Company Guar. Notes 1.50% due 05/15/2018	524,000	514,396
ConocoPhillips Co. Company Guar. Notes 3.35% due 11/15/2024	405,000	370,379
Exxon Mobil Corp. Senior Notes 1.31% due 03/06/2018	202,000	201,679
Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	595,000	524,637
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	137,000	117,540
		2,035,429
Oil Refining & Marketing — 0.1%
Calumet Specialty Products Partner LP/Calumet Finance Corp. Company Guar. Notes 6.50% due 04/15/2021	100,000	87,000
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023	83,000	87,150
PBF Holding Co LLC/PBF Finance Corp. Senior Sec. Notes 7.00% due 11/15/2023*	80,000	78,000
Valero Energy Corp. Senior Notes 6.13% due 02/01/2020	325,000	358,407
		610,557
Oil-Field Services — 0.1%
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.63% due 05/01/2021	81,000	49,410

Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.88% due 02/15/2023	136,000	85,680
Halliburton Co. Senior Notes 2.70% due 11/15/2020	415,000	410,206
		545,296
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	174,000	163,560
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	83,000	81,152
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*	373,000	368,563
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	396,000	400,577
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	127,000	140,089
International Paper Co. Senior Notes 7.30% due 11/15/2039	200,000	227,962
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	156,000	156,000
		1,537,903
Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 3.13% due 05/15/2016	520,000	523,470
Pipelines — 0.7%
Columbia Pipeline Group, Inc. Company Guar. Notes 2.45% due 06/01/2018*	41,000	40,086
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	260,000	214,022
Energy Transfer Partners LP Senior Notes 4.05% due 03/15/2025	275,000	225,847
Energy Transfer Partners LP Senior Notes 4.15% due 10/01/2020	425,000	392,060
Energy Transfer Partners LP Senior Notes 4.75% due 01/15/2026	540,000	454,185
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	111,000	80,709
Energy Transfer Partners LP Senior Notes 5.15% due 02/01/2043	260,000	185,872
Energy Transfer Partners LP Senior Notes 5.15% due 03/15/2045	69,000	48,771
Energy Transfer Partners LP Senior Notes 5.20% due 02/01/2022	175,000	163,495
Energy Transfer Partners LP Senior Notes 6.13% due 02/15/2017	300,000	306,436
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	270,000	233,814
Energy Transfer Partners LP Senior Notes 9.00% due 04/15/2019	47,000	51,712
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 08/15/2042	185,000	147,905
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 03/15/2044	155,000	125,493
Enterprise Products Operating LLC Company Guar. Notes 4.90% due 05/15/2046	100,000	81,719
Enterprise Products Operating LLC Company Guar. Notes 5.95% due 02/01/2041	140,000	128,595
Enterprise Products Operating LLC Company Guar. Notes 6.50% due 01/31/2019	700,000	769,058
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	93,000	70,680
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	100,000	80,000
Kinder Morgan Energy Partners LP Company Guar. Notes 4.70% due 11/01/2042	88,000	61,921
Kinder Morgan Energy Partners LP Company Guar. Notes 5.00% due 08/15/2042	675,000	498,026
Kinder Morgan Energy Partners LP Company Guar. Notes 6.50% due 04/01/2020	201,000	205,081
Kinder Morgan, Inc. Company Guar. Notes 5.00% due 02/15/2021*	115,000	109,306
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	975,000	723,072
Kinder Morgan, Inc. Company Guar. Notes 5.63% due 11/15/2023*	620,000	566,759

Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.88% due 03/01/2022	425,000	400,588
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	77,000	54,670
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	320,000	276,761
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	59,000	56,345
Williams Partners LP Senior Notes 3.60% due 03/15/2022	1,100,000	865,061
Williams Partners LP Senior Notes 3.90% due 01/15/2025	350,000	263,008
Williams Partners LP Senior Notes 4.00% due 09/15/2025	78,000	58,403
Williams Partners LP Senior Notes 4.30% due 03/04/2024	415,000	328,863
Williams Partners LP/ACMP Finance Corp. Senior Notes 4.88% due 05/15/2023	101,000	81,877
		8,350,200
Printing-Commercial — 0.0%
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	139,000	137,610
Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022	75,000	47,062
		184,672
Publishing-Newspapers — 0.0%
Lee Enterprises, Inc. Senior Sec. Notes 9.50% due 03/15/2022*	130,000	119,600
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	95,000	84,550
		204,150
Publishing-Periodicals — 0.0%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	150,000	142,500
Time, Inc. Company Guar. Notes 5.75% due 04/15/2022*	52,000	47,580
		190,080
Radio — 0.0%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 04/15/2025*	70,000	70,438
Real Estate Investment Trusts — 1.1%
American Tower Corp. Senior Notes 3.40% due 02/15/2019	470,000	482,121
American Tower Corp. Senior Notes 3.45% due 09/15/2021	800,000	803,922
American Tower Corp. Senior Notes 5.00% due 02/15/2024	380,000	402,237
Brandywine Operating Partnership LP Company Guar. Notes 4.10% due 10/01/2024	335,000	323,889
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	200,000	209,314
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/2017	315,000	328,567
Communications Sales & Leasing, Inc./CSL Capital LLC Senior Sec. Notes 6.00% due 04/15/2023*	54,000	51,030
Communications Sales & Leasing, Inc./CSL Capital LLC Company Guar. Notes 8.25% due 10/15/2023	56,000	47,320
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.88% due 06/01/2021	128,000	129,120
Duke Realty LP Company Guar. Notes 3.63% due 04/15/2023	450,000	439,680
Duke Realty LP Company Guar. Notes 5.95% due 02/15/2017	2,000	2,088
DuPont Fabros Technology LP Company Guar. Notes 5.63% due 06/15/2023	100,000	101,000
Equinix, Inc. Senior Notes 5.88% due 01/15/2026	85,000	87,550
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	46,000	44,850
HCP, Inc. Senior Notes 3.15% due 08/01/2022	800,000	764,072

HCP, Inc. Senior Notes 3.75% due 02/01/2016	72,000	72,101
HCP, Inc. Senior Notes 3.75% due 02/01/2019	615,000	634,464
HCP, Inc. Senior Notes 4.20% due 03/01/2024	60,000	59,603
HCP, Inc. Senior Notes 4.25% due 11/15/2023	570,000	570,801
HCP, Inc. Senior Notes 6.30% due 09/15/2016	300,000	310,158
Health Care REIT, Inc. Senior Notes 4.13% due 04/01/2019	815,000	849,964
Host Hotels & Resorts LP Senior Notes 4.00% due 06/15/2025	38,000	36,427
Kimco Realty Corp. Senior Notes 3.13% due 06/01/2023	590,000	571,226
Kimco Realty Corp. Senior Notes 3.40% due 11/01/2022	345,000	341,753
Kimco Realty Corp. Senior Notes 4.30% due 02/01/2018	150,000	156,391
Liberty Property LP Senior Notes 3.75% due 04/01/2025	300,000	289,463
Liberty Property LP Senior Notes 4.13% due 06/15/2022	300,000	303,418
Liberty Property LP Senior Notes 4.75% due 10/01/2020	80,000	84,999
Liberty Property LP Senior Notes 5.50% due 12/15/2016	110,000	113,612
National Retail Properties, Inc. Senior Notes 4.00% due 11/15/2025	62,000	60,892
Omega Healthcare Investors, Inc. Company Guar. Notes 4.50% due 04/01/2027	217,000	204,324
Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024	174,000	175,727
Omega Healthcare Investors, Inc. Company Guar. Notes 5.25% due 01/15/2026*	215,000	219,458
Realty Income Corp. Senior Notes 3.25% due 10/15/2022	530,000	511,475
Realty Income Corp. Senior Notes 6.75% due 08/15/2019	160,000	181,993
Simon Property Group LP Senior Notes 1.50% due 02/01/2018*	375,000	371,928
UDR, Inc. Company Guar. Notes 4.25% due 06/01/2018	70,000	73,131
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 2.00% due 02/15/2018	1,050,000	1,044,873
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.25% due 08/15/2022	320,000	311,517
Welltower, Inc. Senior Notes 4.50% due 01/15/2024	550,000	562,664
Welltower, Inc. Senior Notes 5.25% due 01/15/2022	300,000	324,483
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	500,000	594,992
		13,248,597
Real Estate Management/Services — 0.0%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	125,000	120,625
Real Estate Operations & Development — 0.1%
Greystar Real Estate Partners LLC Senior Sec. Notes 8.25% due 12/01/2022*	83,000	86,112
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	200,000	202,515
Prologis LP Company Guar. Notes 3.75% due 11/01/2025	160,000	158,716
Prologis LP Company Guar. Notes 4.00% due 01/15/2018	185,000	191,259
Prologis LP Company Guar. Notes 4.25% due 08/15/2023	775,000	815,451
		1,454,053
Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 2.80% due 11/01/2018*	110,000	110,713
ERAC USA Finance LLC Company Guar. Notes 3.30% due 10/15/2022*	10,000	9,838
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	215,000	262,019

United Rentals North America, Inc. Senior Sec. Notes 4.63% due 07/15/2023	50,000	49,875
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	50,000	48,500
		480,945
Retail-Appliances — 0.0%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	86,000	73,315
Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 3.70% due 04/15/2022	1,148,000	1,167,941
AutoZone, Inc. Senior Notes 4.00% due 11/15/2020	425,000	446,263
		1,614,204
Retail-Building Products — 0.3%
Home Depot, Inc. Senior Notes 2.70% due 04/01/2023	425,000	421,771
Home Depot, Inc. Senior Notes 3.35% due 09/15/2025	370,000	378,089
Home Depot, Inc. Senior Notes 4.25% due 04/01/2046	360,000	368,025
Home Depot, Inc. Senior Notes 4.40% due 04/01/2021	720,000	792,878
Home Depot, Inc. Senior Notes 5.88% due 12/16/2036	470,000	572,854
Lowe’s Cos, Inc. Senior Notes 3.38% due 09/15/2025	400,000	406,117
Lowe’s Cos., Inc. Senior Notes 4.38% due 09/15/2045	190,000	195,279
		3,135,013
Retail-Computer Equipment — 0.0%
GameStop Corp. Company Guar. Notes 5.50% due 10/01/2019*	75,000	73,875
Retail-Discount — 0.2%
Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022	206,000	202,165
Dollar General Corp. Company Guar. Notes 4.13% due 07/15/2017	168,000	172,517
Wal-Mart Stores, Inc. Senior Notes 5.25% due 09/01/2035	500,000	569,538
Wal-Mart Stores, Inc. Senior Notes 5.63% due 04/15/2041	580,000	689,945
Wal-Mart Stores, Inc. Senior Notes 6.20% due 04/15/2038	275,000	344,827
		1,978,992
Retail-Drug Store — 0.5%
CVS Caremark Corp. Senior Notes 2.75% due 12/01/2022	600,000	584,584
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	1,935,000	1,943,692
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	1,025,000	1,046,094
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	1,230,000	1,295,720
CVS Health Corp. Senior Notes 5.75% due 05/15/2041	480,000	538,655
CVS Pass-Through Trust Pass Through Certs. 4.70% due 01/10/2036*	91,003	91,947
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	65,273	70,254
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	119,114	130,841
		5,701,787
Retail-Pawn Shops — 0.0%
Cash America International, Inc. Company Guar. Notes 5.75% due 05/15/2018	75,000	75,094
Retail-Regional Department Stores — 0.0%
Kohl’s Corp. Senior Notes 5.55% due 07/17/2045	60,000	55,842
Retail-Restaurants — 0.1%
Landry’s, Inc. Company Guar. Notes 9.38% due 05/01/2020*	94,000	98,935
McDonald’s Corp. Senior Notes 2.75% due 12/09/2020	430,000	429,703
McDonald’s Corp. Senior Notes 3.70% due 01/30/2026	117,000	116,904
McDonald’s Corp. Senior Notes 4.70% due 12/09/2035	84,000	83,689

McDonald’s Corp. Senior Notes 4.88% due 12/09/2045	118,000	118,719
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	73,000	59,860
		907,810
Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co. Company Guar. Notes 5.13% due 11/15/2023	50,000	51,250
Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Company Guar. Notes 7.63% due 06/15/2021	115,000	121,900
Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	164,000	169,626
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	789,000	896,676
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	332,000	388,106
		1,454,408
Schools — 0.0%
President and Fellows of Harvard College Notes 3.62% due 10/01/2037	76,000	74,026
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	79,000	79,323
		153,349
Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 4.65% due 05/20/2035	625,000	579,738
Specified Purpose Acquisitions — 0.0%
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	120,000	99,600
Steel Pipe & Tube — 0.0%
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	239,000	203,663
Steel-Producers — 0.0%
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022	59,000	23,305
AK Steel Corp. Senior Sec. Notes 8.75% due 12/01/2018	50,000	45,000
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	58,000	53,650
		121,955
Steel-Specialty — 0.0%
Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	128,000	75,520
Telephone-Integrated — 1.2%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	1,792,000	1,749,026
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	192,000	164,251
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	609,000	563,240
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	572,000	523,721
AT&T, Inc. Senior Notes 5.35% due 09/01/2040	806,000	796,100
AT&T, Inc. Senior Notes
5.80% due 02/15/2019	96,000	105,912
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2025	22,000	18,590
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	85,000	77,903
Consolidated Communications, Inc. Company Guar. Notes 6.50% due 10/01/2022	49,000	41,160
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	56,000	56,140
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	26,000	25,545
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022*	25,000	24,906
Frontier Communications Corp. Senior Notes 11.00% due 09/15/2025*	194,000	192,060
Verizon Communications, Inc. Senior Notes 2.63% due 02/21/2020	1,115,000	1,118,877
Verizon Communications, Inc. Senior Notes 3.00% due 11/01/2021	181,000	180,491
Verizon Communications, Inc. Senior Notes 4.15% due 03/15/2024	450,000	462,448

Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	1,560,000	1,408,365
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	79,000	72,888
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	2,486,000	2,223,222
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	1,720,000	1,493,306
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	1,069,000	1,012,050
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	1,630,000	1,791,901
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	11,000	12,532
		14,114,634
Theaters — 0.0%
National CineMedia LLC Senior Sec. Notes 6.00% due 04/15/2022	50,000	51,875
Regal Entertainment Group Senior Notes 5.75% due 03/15/2022	28,000	28,000
		79,875
Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	675,000	658,045
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	31,000	37,943
Altria Group, Inc. Company Guar. Notes 9.95% due 11/10/2038	41,000	65,717
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	660,000	670,760
Reynolds American, Inc. Company Guar. Notes 3.25% due 11/01/2022	1,045,000	1,033,266
Reynolds American, Inc. Company Guar. Notes 7.75% due 06/01/2018	175,000	197,328
		2,663,059
Transport-Rail — 0.2%
Burlington Northern Santa Fe LLC Senior Notes 4.70% due 10/01/2019	500,000	540,740
Kansas City Southern Company Guar. Notes 3.00% due 05/15/2023*	2,100,000	1,987,216
Union Pacific Corp. Senior Notes 4.05% due 11/15/2045	250,000	241,884
		2,769,840
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 4.10% due 02/01/2045	480,000	427,724
Ryder System, Inc. Senior Notes 2.45% due 09/03/2019	1,035,000	1,019,619
United Parcel Service, Inc. Senior Notes 2.45% due 10/01/2022	215,000	212,671
		1,660,014
Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	163,000	162,185
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes
2.50% due 03/15/2016*	180,000	180,311
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.88% due 07/17/2018*	150,000	150,944
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.38% due 02/01/2022*	69,000	66,998
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.25% due 01/17/2023*	15,000	15,093
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	1,060,000	1,102,500
		1,515,846
Wire & Cable Products — 0.0%
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022	287,000	220,990
Total U.S. Corporate Bonds & Notes (cost $305,406,371)		300,433,148
FOREIGN CORPORATE BONDS & NOTES — 5.3%
Aerospace/Defense — 0.0%
Rolls-Royce PLC Company Guar. Notes 2.38% due 10/14/2020*	200,000	195,556

Agricultural Chemicals — 0.1%
Agrium, Inc. Senior Notes 3.38% due 03/15/2025	295,000	269,145
Agrium, Inc. Senior Notes 4.90% due 06/01/2043	200,000	178,915
Agrium, Inc. Senior Notes 7.70% due 02/01/2017	100,000	105,150
		553,210
Airlines — 0.0%
Air Canada Senior Sec. Notes 6.75% due 10/01/2019*	80,000	83,050
Auto-Cars/Light Trucks — 0.0%
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*	114,000	113,426
Auto/Truck Parts & Equipment-Original — 0.0%
Delphi Automotive PLC Company Guar. Notes 3.15% due 11/19/2020	420,000	419,457
Banks-Commercial — 1.2%
Abbey National Treasury Services PLC Company Guar. Notes 2.35% due 09/10/2019	1,175,000	1,176,116
ANZ New Zealand Int’l, Ltd. Company Guar. Notes 1.13% due 03/24/2016*	487,000	487,298
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 1.45% due 09/08/2017*	247,000	245,442
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	2,240,000	2,389,332
Barclays Bank PLC FRS Sub. Notes 7.75% due 04/10/2023	200,000	213,500
BPCE SA Sub. Notes 4.50% due 03/15/2025*	248,000	237,905
BPCE SA Sub. Notes 5.15% due 07/21/2024*	1,130,000	1,139,497
BPCE SA Sub. Notes 5.70% due 10/22/2023*	375,000	393,730
Credit Suisse AG Senior Notes 1.38% due 05/26/2017	740,000	736,504
Credit Suisse AG Senior Notes 1.70% due 04/27/2018	188,000	186,650
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	300,000	298,806
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*	260,000	258,611
Kookmin Bank Senior Notes 1.63% due 07/14/2017*	606,000	602,974
National Bank of Canada Company Guar. Notes 1.45% due 11/07/2017	389,000	386,556
National Bank of Canada Bank Guar. Notes 2.10% due 12/14/2018	253,000	252,690
Rabobank Nederland Bank Guar. Notes 5.25% due 08/04/2045	815,000	854,030
Santander Issuances SAU Company Guar. Notes 5.18% due 11/19/2025	3,400,000	3,348,483
Santander UK Group Holdings PLC Sub. Notes 4.75% due 09/15/2025*	735,000	725,303
Sumitomo Mitsui Banking Corp. Company Guar. Notes
2.45% due 10/20/2020	363,000	358,563
		14,291,990
Banks-Fiduciary — 0.0%
Mitsubishi UFJ Trust & Banking Corp. Senior Notes 2.65% due 10/19/2020*	218,000	217,775
Banks-Money Center — 0.1%
Mizuho Bank, Ltd. Company Guar. Notes 3.75% due 04/16/2024*	875,000	896,400
Beverages-Non-alcoholic — 0.0%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	294,000	293,573
Beverages-Wine/Spirits — 0.0%
Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/2017	207,000	222,244
Broadcast Services/Program — 0.1%
Grupo Televisa SAB Senior Notes 5.00% due 05/13/2045	295,000	253,642
Grupo Televisa SAB Senior Notes 6.13% due 01/31/2046	420,000	417,522
		671,164
Building-Residential/Commercial — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	108,000	102,600
Cable/Satellite TV — 0.1%
Altice Luxembourg SA Company Guar. Notes 7.75% due 05/15/2022*	200,000	180,500

British Sky Broadcasting Group PLC Company Guar. Notes 2.63% due 09/16/2019*	765,000	761,466
British Sky Broadcasting Group PLC Company Guar. Notes 6.10% due 02/15/2018*	200,000	215,369
		1,157,335
Cellular Telecom — 0.1%
America Movil SAB de CV Company Guar. Notes 2.38% due 09/08/2016	340,000	341,247
Digicel Group, Ltd. Senior Notes 7.13% due 04/01/2022	525,000	393,750
		734,997
Chemicals-Diversified — 0.0%
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*	70,000	67,550
Chemicals-Plastics — 0.0%
Mexichem SAB de CV Company Guar. Notes 5.88% due 09/17/2044*	207,000	173,362
Consumer Products-Misc. — 0.0%
Kimberly-Clark de Mexico SAB de CV Senior Notes 3.25% due 03/12/2025*	180,000	173,411
Cruise Lines — 0.0%
NCL Corp., Ltd. Senior Notes 4.63% due 11/15/2020*	135,000	132,195
Viking Cruises, Ltd. Senior Notes 6.25% due 05/15/2025*	200,000	164,000
		296,195
Diversified Banking Institutions — 0.8%
Barclays PLC Senior Notes 5.25% due 08/17/2045	585,000	589,262
BNP Paribas SA Company Guar. Notes 2.40% due 12/12/2018	190,000	191,494
BNP Paribas SA Company Guar. Notes 3.25% due 03/03/2023	250,000	249,678
Credit Agricole SA Sub. Notes 4.38% due 03/17/2025*	515,000	498,232
Credit Agricole SA FRS Sub. Notes 8.13% due 09/19/2033*	225,000	247,979
Credit Suisse Group Guernsey I, Ltd. FRS Company Guar. Notes 7.88% due 02/24/2041	230,000	236,900
Deutsche Bank AG Senior Notes 1.35% due 05/30/2017	1,225,000	1,217,105
Deutsche Bank AG Senior Notes 1.88% due 02/13/2018	618,000	612,745
Deutsche Bank AG Sub. Notes 4.50% due 04/01/2025	1,215,000	1,117,689
HSBC Holdings PLC Sub. Notes 4.25% due 08/18/2025	1,405,000	1,394,332
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	200,000	222,352
HSBC Holdings PLC Sub. Notes 5.25% due 03/14/2044	235,000	243,841
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	1,550,000	1,929,361
JPMorgan Chase & Co. Senior Notes 4.50% due 01/24/2022	505,000	544,696
Lloyds Banking Group PLC
Sub. Notes
4.58% due 12/10/2025*	523,000	524,274
UBS AG Senior Notes 1.80% due 03/26/2018	386,000	385,354
		10,205,294
Diversified Financial Services — 0.3%
GE Capital International Funding Co. Company Guar. Notes 0.96% due 04/15/2016*	728,000	728,328
GE Capital International Funding Co. Company Guar. Notes 2.34% due 11/15/2020*	1,790,000	1,775,072
GE Capital International Funding Co. Company Guar. Notes 4.42% due 11/15/2035*	1,652,000	1,685,836
		4,189,236
Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 4.65% due 11/01/2044	75,000	71,781
Diversified Minerals — 0.1%
Anglo American Capital PLC Company Guar. Notes 4.13% due 04/15/2021*	218,000	149,330
Anglo American Capital PLC Company Guar. Notes 4.88% due 05/14/2025*	83,000	53,950

BHP Billiton Finance USA, Ltd. Company Guar. Notes 3.85% due 09/30/2023	110,000	104,150
FMG Resources August 2006 Pty, Ltd. Senior Sec. Notes 9.75% due 03/01/2022*	55,000	50,325
Glencore Finance Canada, Ltd. Company Guar. Notes 3.60% due 01/15/2017*	150,000	144,900
Teck Resources, Ltd. Company Guar. Notes 2.50% due 02/01/2018	91,000	69,160
		571,815
Diversified Operations — 0.1%
Hutchison Whampoa International 09/19, Ltd. Company Guar. Notes 5.75% due 09/11/2019*	230,000	255,239
Hutchison Whampoa International 11, Ltd. Company Guar. Notes 3.50% due 01/13/2017*	955,000	971,166
		1,226,405
Electric-Generation — 0.2%
Electricite de France SA Senior Notes 2.35% due 10/13/2020*	523,000	514,867
Electricite de France SA Senior Notes 3.63% due 10/13/2025*	96,000	93,847
Electricite de France SA Senior Notes 4.95% due 10/13/2045*	1,421,000	1,379,724
Electricite de France SA Senior Notes 6.00% due 01/22/2114*	85,000	83,171
		2,071,609
Electronic Components-Misc. — 0.0%
Flextronics International, Ltd. Company Guar. Notes 4.75% due 06/15/2025*	55,000	53,556
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 4.63% due 12/15/2018	9,000	9,202
Aircastle, Ltd. Senior Notes 5.50% due 02/15/2022	64,000	65,600
Fly Leasing, Ltd. Senior Notes 6.38% due 10/15/2021	200,000	199,000
		273,802
Gambling (Non-Hotel) — 0.0%
International Game Technology PLC Senior Sec. Notes 6.25% due 02/15/2022*	200,000	187,000
Gold Mining — 0.0%
Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	125,000	100,492
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024	65,000	42,900
		143,392
Insurance-Multi-line — 0.0%
XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025	93,000	91,071
XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045	208,000	194,328
		285,399
Insurance-Property/Casualty — 0.0%
Allied World Assurance Co. Holdings, Ltd. Company Guar. Notes 4.35% due 10/29/2025	146,000	143,720
Machinery-General Industrial — 0.0%
ATS Automation Tooling Systems, Inc. Senior Notes 6.50% due 06/15/2023*	139,000	140,738
Medical-Drugs — 0.1%
AstraZeneca PLC Senior Notes 6.45% due 09/15/2037	315,000	398,349
Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*	248,000	247,771
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.38% due 03/15/2020*	150,000	141,000
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	27,000	24,840
		811,960
Medical-Generic Drugs — 0.5%
Actavis Funding SCS Company Guar. Notes 2.35% due 03/12/2018	3,280,000	3,283,418
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	1,238,000	1,237,016
Actavis Funding SCS Company Guar. Notes 4.75% due 03/15/2045	475,000	463,146

Mylan NV Company Guar. Notes 3.00% due 12/15/2018*	345,000		344,238
Mylan NV Company Guar. Notes 3.75% due 12/15/2020*	395,000		395,414
Perrigo Co. PLC Senior Notes 1.30% due 11/08/2016	320,000		317,737
Perrigo Finance Unlimited Co. Company Guar. Notes 3.50% due 12/15/2021	205,000		199,258
			6,240,227
Metal-Diversified — 0.0%
Rio Tinto Finance USA PLC Company Guar. Notes 1.38% due 06/17/2016	500,000		499,708
Non-Ferrous Metals — 0.1%
Corp Nacional del Cobre de Chile Senior Notes 4.50% due 09/16/2025*	635,000		597,971
Oil Companies-Exploration & Production — 0.3%
Baytex Energy Corp. Company Guar. Notes 5.13% due 06/01/2021*	15,000		10,087
Baytex Energy Corp. Company Guar. Notes 5.63% due 06/01/2024*	80,000		53,600
Canadian Natural Resources, Ltd. Senior Notes 3.80% due 04/15/2024	500,000		441,414
Canadian Natural Resources, Ltd. Senior Notes 5.70% due 05/15/2017	400,000		408,544
Canadian Natural Resources, Ltd. Senior Notes 6.25% due 03/15/2038	400,000		364,073
CNPC General Capital, Ltd. Company Guar. Notes 2.75% due 04/19/2017*	450,000		454,750
CNPC HK Overseas Capital, Ltd. Company Guar. Notes 4.50% due 04/28/2021*	255,000		269,274
Encana Corp. Senior Notes 3.90% due 11/15/2021	1,025,000		846,058
Encana Corp. Senior Notes 5.15% due 11/15/2041	145,000		96,980
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	49,000		33,565
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	75,000		52,500
Nexen Energy ULC Company Guar. Notes 6.20% due 07/30/2019	100,000		110,556
Pertamina Persero PT Senior Notes 5.63% due 05/20/2043	625,000		489,152
Zhaikmunai LLP Company Guar. Notes 7.13% due 11/13/2019	275,000		213,812
			3,844,365
Oil Companies-Integrated — 0.7%
BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017	25,000		24,853
BP Capital Markets PLC Company Guar. Notes 2.24% due 09/26/2018	1,350,000		1,354,105
BP Capital Markets PLC Company Guar. Notes 2.52% due 01/15/2020	30,000		29,902
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	95,000		93,816
BP Capital Markets PLC Company Guar. Notes
3.54% due 11/04/2024	122,000		118,661
Cenovus Energy, Inc. Senior Notes 3.80% due 09/15/2023	850,000		769,622
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	525,000		410,964
Ecopetrol SA Senior Notes 5.88% due 05/28/2045	555,000		394,050
Petrobras Global Finance BV Company Guar. Notes 5.38% due 10/01/2029	GBP	450,000	380,288
Petrobras Global Finance BV Company Guar. Notes 6.75% due 01/27/2041	590,000		377,600
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	61,000		45,893
Petroleos Mexicanos Company Guar. Notes 7.47% due 11/12/2026	MXN	12,500,000	648,496
Shell International Finance BV Company Guar. Notes 1.25% due 11/10/2017	149,000		148,229
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020	152,000		149,532
Shell International Finance BV Company Guar. Notes 2.25% due 11/10/2020	172,000		169,470
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	675,000		637,245

Shell International Finance BV Company Guar. Notes 4.55% due 08/12/2043	300,000	291,608
Statoil ASA Company Guar. Notes 1.95% due 11/08/2018	1,030,000	1,029,256
YPF SA Senior Notes 8.50% due 07/28/2025	880,000	838,200
		7,911,790
Paper & Related Products — 0.0%
Cascades, Inc. Senior Notes 5.75% due 07/15/2023*	120,000	115,200
Printing-Commercial — 0.0%
Cimpress NV Company Guar. Notes 7.00% due 04/01/2022*	150,000	144,000
Real Estate Operations & Development — 0.0%
Agile Property Holdings, Ltd. Company Guar. Notes 8.88% due 04/28/2017	165,000	166,237
Satellite Telecom — 0.0%
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021	110,000	95,700
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021	90,000	42,075
		137,775
Security Services — 0.0%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	46,000	39,560
Semiconductor Components-Integrated Circuits — 0.0%
TSMC Global, Ltd. Company Guar. Notes 1.63% due 04/03/2018*	450,000	441,056
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 7.25% due 02/25/2022	31,000	24,955
ArcelorMittal Senior Notes 7.50% due 03/01/2041	50,000	33,813
		58,768
Telecom Services — 0.0%
Virgin Media Secured Finance PLC Senior Sec. Notes 5.25% due 01/15/2026*	200,000	194,500
Telephone-Integrated — 0.1%
Deutsche Telekom International Finance BV Company Guar. Notes 3.13% due 04/11/2016*	250,000	251,397
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	205,000	213,712
Telefonos de Mexico SAB de CV Company Guar. Notes 5.50% due 11/15/2019	270,000	294,914
		760,023
Tobacco — 0.2%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	490,000	489,857
Imperial Tobacco Finance PLC Company Guar. Notes 2.05% due 07/20/2018*	400,000	397,782
Imperial Tobacco Finance PLC Company Guar. Notes 2.95% due 07/21/2020*	1,050,000	1,052,058
Imperial Tobacco Finance PLC Company Guar. Notes 3.75% due 07/21/2022*	310,000	311,241
		2,250,938
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 4.50% due 01/15/2022	425,000	452,012
Canadian Pacific Railway Co. Senior Notes 5.95% due 05/15/2037	285,000	317,415
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	112,000	113,452
		882,879
Total Foreign Corporate Bonds & Notes (cost $67,505,671)		65,323,999
U.S. GOVERNMENT AGENCIES — 19.0%
Federal Home Loan Bank — 0.3%
0.38% due 06/24/2016	2,365,000	2,362,037
1.88% due 12/09/2022	1,000,000	972,043
		3,334,080
Federal Home Loan Mtg. Corp. — 5.6%
0.88% due 03/07/2018	8,000,000	7,943,864
1.25% due 10/02/2019	1,272,000	1,254,661
1.89% due 02/01/2037 FRS	70,585	73,485
2.00% due 08/25/2016	8,055,000	8,119,827
2.38% due 01/13/2022	1,097,000	1,112,240
2.50% due 01/01/2028	205,692	209,067
2.50% due 04/01/2028	731,925	744,209
2.56% due 11/01/2037 FRS	442,261	470,248
3.00% due 08/01/2027	710,842	733,679
3.00% due 10/01/2042	395,161	395,526
3.00% due 11/01/2042	392,561	392,826
3.00% due 02/01/2043	1,227,922	1,226,699
3.00% due 04/01/2043	428,016	428,222
3.00% due 08/01/2043	1,715,018	1,715,589
3.00% due 07/01/2045	439,670	439,302
3.00% due 10/01/2045	391,978	391,650
3.00% due January TBA	6,300,000	6,289,594

3.50% due 11/01/2041	446,439	460,349
3.50% due 03/01/2042	197,114	203,158
3.50% due 08/01/2042	1,066,359	1,099,744
3.50% due 09/01/2043	176,374	182,109
3.50% due 03/01/2045	1,323,732	1,363,800
3.50% due 07/01/2045	458,332	472,268
3.50% due 08/01/2045	599,806	618,974
3.50% due 10/01/2045	1,177,267	1,212,851
3.50% due 11/01/2045	1,453,969	1,497,917
3.50% due 12/01/2045	6,000,000	6,181,357
3.75% due 03/27/2019	796,000	852,246
4.00% due 10/01/2043	972,277	1,028,358
4.00% due January TBA	2,700,000	2,852,244
4.50% due 01/01/2039	17,383	18,720
4.50% due January TBA	2,600,000	2,800,850
5.00% due 11/01/2043	716,150	788,446
5.00% due January TBA	2,000,000	2,184,602
5.50% due 01/01/2036	332,784	373,573
6.00% due 03/01/2040	23,914	27,000
6.25% due 07/15/2032	206,000	286,390
6.75% due 03/15/2031	100,000	143,356
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2014-K503, Class B 3.01% due 10/25/2047*(3)	730,000	723,982
Series 2012-K19, Class B 4.04% due 05/25/2045*(3)	20,037	20,379
Federal Home Loan Mtg. Corp., REMIC
Series 3964, Class MD 2.00% due 01/15/2041(1)	32,217	32,108
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2014-DN2, Class M2
2.07% due 04/25/2024(1)	535,000	525,808
Series 2015-DNA1, Class M2
2.27% due 10/25/2027(1)	460,000	453,703
Series 2014-DN1, Class M2
2.62% due 02/25/2024(1)	867,000	864,093
Series 2014-HQ2, Class M2
2.62% due 09/25/2024(1)	500,000	494,664
Series 2015-HQ1, Class M2
2.62% due 03/25/2025(1)	1,822,000	1,816,748
Series 2014-DN4, Class M2
2.82% due 10/25/2024	380,000	381,094
Series 2015-DN1, Class M2
2.82% due 01/25/2025(1)	530,000	538,109
Series 2015-DNA2, Class M2
3.02% due 12/25/2027(1)	2,227,000	2,214,750
Series 2015-HQA1, Class M2
3.07% due 03/25/2028(1)	1,135,000	1,124,193
Series DNA3, Class M2
3.27% due 04/25/2028(1)	2,810,000	2,804,435
Federal Home Loan Mtg. Corp., Structured Pass Through VRS Series K701, Class X1 0.25% due 11/25/2017(3)(4)	2,224,085	53,943
Series K013, Class X1
0.65% due 01/25/2021(3)(4)	2,285,905	9,318
		68,646,327
Federal National Mtg. Assoc. — 10.5%
Fannie Mae Connecticut Avenue Securities FRS
Series 2014-C01, Class M1
2.02% due 01/25/2024(1)	647,686	648,682
Series 2013-C01, Class M1
2.42% due 10/25/2023(1)	82,937	83,538
Series 2014-C02, Class 2M2
3.02% due 05/25/2024(1)	60,000	53,991
Series 2014-C03, Class 2M2
3.32% due 07/25/2024(1)	255,000	232,702
Series 2014-C03, Class 1M2
3.42% due 07/25/2024(1)	345,000	312,832
Series 2014-C04, Class 1M2
5.32% due 11/25/2024(1)	150,000	152,826
Federal National Mtg. Assoc.
zero coupon due 10/09/2019	7,452,000	6,900,671
0.88% due 10/26/2017	1,700,000	1,692,979
0.88% due 05/21/2018	5,955,000	5,899,178
2.02% due 09/01/2035 FRS	414,975	433,842
2.27% due 05/01/2037 FRS	118,890	124,702
2.38% due 04/11/2016	1,245,000	1,251,447
2.38% due 07/01/2039 FRS	305,872	321,588
2.45% due 10/01/2035 FRS	425,177	451,093
2.50% due 04/01/2028	476,393	482,714
2.50% due January TBA	5,400,000	5,332,454
2.51% due 11/01/2036 FRS	195,008	207,679
2.57% due 05/01/2040 FRS	435,173	460,847
2.58% due 10/01/2040 FRS	119,519	126,806
2.63% due 09/06/2024	2,025,000	2,046,382
2.64% due 03/01/2027	305,853	295,802
2.64% due 08/01/2035 FRS	247,128	263,082
2.67% due 10/01/2040 FRS	232,420	246,665
2.78% due 03/01/2027	593,000	577,962
2.97% due 06/01/2027	1,090,000	1,079,488
2.97% due 06/01/2030	1,235,000	1,181,358
3.00% due 10/01/2027	707,000	732,076
3.00% due 11/01/2027	261,609	270,831
3.00% due 03/01/2042	700,619	703,324
3.00% due 12/01/2042	203,756	204,266
3.00% due 05/01/2043	532,997	534,150
3.00% due 02/01/2045	476,872	477,286
3.00% due 06/01/2045	485,080	486,058
3.00% due January TBA	8,286,000	8,385,517
3.13% due 02/01/2027	402,000	403,299

3.50% due 08/01/2026	287,112	301,222
3.50% due 09/01/2026	353,015	370,751
3.50% due 08/01/2027	81,898	85,886
3.50% due 10/01/2028	111,316	117,176
3.50% due 03/01/2042	469,762	485,853
3.50% due 06/01/2042	315,303	326,012
3.50% due 07/01/2042	84,992	86,683
3.50% due 08/01/2042	1,081,010	1,113,362
3.50% due 08/01/2043	773,833	799,278
3.50% due 07/01/2045	395,969	408,928
3.50% due 09/01/2045	842,150	869,582
3.50% due 01/01/2046	9,900,000	10,221,716
3.50% due January TBA	30,383,000	31,367,001
4.00% due 06/01/2039	227,013	243,026
4.00% due 10/01/2040	290,071	307,670
4.00% due 11/01/2040	428,083	454,085
4.00% due 10/01/2041	367,411	389,810
4.00% due 11/01/2041	379,116	402,212
4.00% due 10/01/2043	105,896	112,304
4.00% due 11/01/2043	351,499	372,181
4.00% due 12/01/2043	414,275	442,263
4.00% due 10/01/2044	1,169,612	1,238,272
4.00% due 11/01/2044	408,133	432,690
4.00% due 02/01/2045	379,721	402,412
4.00% due January TBA	7,259,000	7,662,651
4.50% due 10/01/2024	82,043	86,561
4.50% due 06/01/2039	288,914	315,449
4.50% due 05/01/2041	206,393	223,261
4.50% due 07/01/2041	129,637	140,314
4.50% due 03/01/2042	525,638	568,374
4.50% due 12/01/2044	206,646	223,184
4.50% due January TBA	13,836,000	14,941,150
5.00% due 03/15/2016	55,000	55,512
5.00% due 05/01/2040	362,161	400,547
5.00% due 06/01/2040	44,549	49,138
5.00% due 07/01/2040	778,262	856,896
5.00% due January TBA	970,000	1,067,659
5.50% due 12/01/2029	67,657	75,330
5.50% due 08/01/2037	245,119	273,637
5.50% due 06/01/2038	164,858	184,230
5.50% due January TBA	1,900,000	2,117,973
6.00% due 11/01/2038	19,333	21,867
6.00% due 06/01/2040	155,761	176,098
6.50% due 10/01/2037	1,910	2,183
6.63% due 11/15/2030	871,000	1,233,454
7.25% due 05/15/2030	2,260,000	3,340,809
Federal National Mtg. Assoc., REMIC
Series 2011-117, Class MA 2.00% due 08/25/2040(1)	650,546	643,760
		129,068,529
Government National Mtg. Assoc. — 2.6%
3.00% due 02/20/2045	517,235	524,952
3.00% due 05/20/2045	392,281	398,134
3.00% due 07/20/2045	2,362,632	2,397,884
3.00% due January TBA	4,846,000	4,911,687
3.50% due 03/20/2045	408,519	426,490
3.50% due 04/20/2045	626,202	653,749
3.50% due January TBA	12,800,000	13,336,600
4.00% due 03/15/2039	190,123	201,829
4.00% due 04/15/2039	16,364	17,381
4.00% due 05/15/2039	68,081	72,275
4.00% due 08/15/2039	19,839	21,169
4.00% due 10/15/2039	70,759	75,118
4.00% due 03/15/2040	66,140	70,206
4.00% due 09/15/2040	41,269	43,816
4.00% due 10/15/2040	41,678	44,244
4.00% due 12/15/2040	22,992	24,402
4.00% due 01/15/2041	35,848	38,073
4.00% due 02/15/2041	21,140	22,457
4.00% due 06/15/2041	183,980	196,188
4.00% due 07/15/2041	68,117	72,320
4.00% due 08/15/2041	563,596	599,722
4.00% due 09/15/2041	126,803	134,625
4.00% due 10/15/2041	232,250	246,574
4.00% due 11/15/2041	246,851	262,055
4.00% due 12/15/2041	255,860	271,564
4.00% due 01/15/2042	58,312	61,887
4.00% due 02/15/2042	20,604	21,881
4.00% due 03/15/2042	152,820	162,217
4.00% due 04/15/2042	8,320	8,831
4.00% due 03/20/2044	286,779	305,623
4.50% due 04/15/2018	14,498	14,953
4.50% due 05/15/2018	85,122	87,375
4.50% due 08/15/2018	5,175	5,322
4.50% due 09/15/2018	46,112	47,368
4.50% due 10/15/2018	207,206	214,081
4.50% due 09/15/2033	91,601	99,644
4.50% due 03/15/2039	151,069	163,439
4.50% due 05/15/2039	92,739	100,240
4.50% due 07/15/2039	56,053	60,632
4.50% due 10/15/2039	200,847	216,878
4.50% due 11/15/2039	5,413	5,840
4.50% due 01/15/2040	73,418	79,449
4.50% due 02/15/2040	93,988	101,568
4.50% due 03/15/2040	60,789	65,530
4.50% due 04/15/2040	3,831	4,140
4.50% due 05/15/2040	16,369	17,706
4.50% due 07/15/2040	58,495	63,993
4.50% due 04/15/2041	29,860	32,219
4.50% due 05/15/2041	201,267	218,880
4.50% due 06/15/2041	34,734	37,878
4.50% due 07/15/2041	169,902	183,358
4.50% due 08/15/2041	169,688	183,078
5.00% due 06/15/2033	4,421	4,917

5.00% due 08/15/2033	27,391	30,524
5.00% due 09/15/2033	54,471	60,724
5.00% due 10/15/2033	31,420	34,965
5.00% due 11/15/2033	6,155	6,909
5.00% due 06/15/2034	114,158	125,828
5.00% due 05/15/2035	4,514	5,011
5.00% due 09/15/2035	4,077	4,547
5.00% due 11/15/2035	172,146	190,296
5.00% due 02/15/2036	56,443	61,852
5.00% due 02/20/2036	217,049	239,238
5.00% due 03/15/2036	27,106	29,720
5.00% due 05/15/2036	91,077	101,344
5.00% due 06/15/2036	44,764	49,107
5.00% due 08/15/2036	2,895	3,175
5.00% due 08/15/2038	324,014	356,273
5.50% due 02/15/2032	3,732	4,157
5.50% due 03/15/2032	6,963	7,918
5.50% due 12/15/2032	7,024	7,986
5.50% due 01/15/2033	3,747	4,259
5.50% due 02/15/2033	22,810	25,857
5.50% due 03/15/2033	92,367	103,110
5.50% due 04/15/2033	77,332	87,135
5.50% due 05/15/2033	656	657
5.50% due 06/15/2033	92,470	104,546
5.50% due 07/15/2033	310,582	349,458
5.50% due 08/15/2033	66,857	75,610
5.50% due 09/15/2033	12,331	14,037
5.50% due 11/15/2033	71,036	79,034
5.50% due 12/15/2033	3,732	4,192
5.50% due 01/15/2034	132,801	150,003
5.50% due 02/15/2034	55,984	62,288
6.00% due 04/15/2028	161,520	186,202
6.00% due 01/15/2029	26,698	29,949
6.00% due 03/15/2029	24,284	27,241
6.00% due 11/15/2031	12,774	14,329
6.00% due 12/15/2031	14,409	16,253
6.00% due 04/15/2032	19,800	22,642
6.00% due 09/15/2032	16,688	19,205
6.00% due 10/15/2032	88,468	102,196
6.00% due 11/15/2032	27,850	32,167
6.00% due 01/15/2033	4,003	4,597
6.00% due 02/15/2033	42,375	48,924
6.00% due 03/15/2033	15,002	17,326
6.00% due 09/15/2033	21,582	24,210
6.00% due 01/15/2034	186,715	209,451
6.00% due 03/15/2034	17,078	19,158
6.00% due 05/15/2034	6,391	7,170
6.00% due 07/15/2034	16,073	18,496
6.00% due 08/15/2034	167,581	188,179
6.00% due 09/15/2034	17,133	19,567
6.00% due 11/15/2034	74,623	83,729
6.00% due 03/15/2035	48,524	54,492
6.00% due 08/15/2035	102,269	115,702
6.00% due 01/15/2036	44,956	51,820
6.00% due 02/15/2036	39,550	44,372
6.00% due 04/15/2036	105,227	118,499
6.00% due 05/15/2036	41,648	47,318
6.00% due 06/15/2036	109,109	124,876
6.00% due 07/15/2036	4,361	4,892
6.00% due 08/15/2036	100,790	114,679
6.00% due 09/15/2036	84,034	94,267
6.00% due 10/15/2036	200,459	227,438
6.00% due 11/15/2036	76,388	87,265
6.00% due 12/15/2036	15,602	17,851
6.50% due 09/15/2028	5,714	6,538
6.50% due 09/15/2031	11,505	13,162
6.50% due 10/15/2031	6,276	7,181
6.50% due 11/15/2031	2,566	2,936
6.50% due 12/15/2031	6,643	7,601
7.50% due 09/15/2030	21,534	22,169
		32,266,250
Tennessee Valley Authority — 0.0%
Tennessee Valley Authority 1.75% due 10/15/2018	105,000	106,061
Total U.S. Government Agencies (cost $232,614,340)		233,421,247
U.S. GOVERNMENT TREASURIES — 38.6%
United States Treasury Bonds — 6.8%
2.50% due 02/15/2045	12,410,000	11,134,587
2.75% due 08/15/2042	5,928,000	5,666,101
2.75% due 11/15/2042	1,812,000	1,727,700
2.88% due 05/15/2043	5,218,000	5,087,550
2.88% due 08/15/2045	2,251,000	2,186,196
3.00% due 11/15/2044	3,061,000	3,049,879
3.00% due 05/15/2045	1,737,000	1,729,062
3.00% due 11/15/2045	1,858,000	1,852,411
3.13% due 11/15/2041	1,919,000	1,982,567
3.13% due 02/15/2042	547,000	564,799
3.13% due 02/15/2043	1,770,000	1,814,112
3.13% due 08/15/2044	1,728,000	1,766,002
3.38% due 05/15/2044	869,000	932,613
3.50% due 02/15/2039	1,764,000	1,951,150
3.63% due 08/15/2043	3,158,000	3,556,574
3.63% due 02/15/2044	2,706,000	3,044,039
3.75% due 08/15/2041	427,000	490,500
3.88% due 08/15/2040	1,626,000	1,901,023
4.25% due 05/15/2039	67,000	82,763
4.25% due 11/15/2040	1,100,000	1,359,918
4.38% due 02/15/2038	1,183,000	1,492,890
4.38% due 11/15/2039	1,271,000	1,598,134
4.38% due 05/15/2040	953,000	1,199,142
4.50% due 02/15/2036	1,604,000	2,055,626
4.63% due 02/15/2040	1,187,000	1,546,114
4.75% due 02/15/2041	1,123,000	1,492,801
5.25% due 11/15/2028	1,297,000	1,694,560
5.25% due 02/15/2029	1,966,000	2,575,613
5.38% due 02/15/2031	853,000	1,156,715
6.13% due 11/15/2027	544,000	753,079
6.25% due 08/15/2023	1,613,000	2,081,904
6.38% due 08/15/2027	1,217,000	1,709,457
6.75% due 08/15/2026	377,000	534,206
7.88% due 02/15/2021	1,267,000	1,640,319
8.13% due 08/15/2019	39,000	48,081
8.13% due 05/15/2021	13,000	17,139
8.75% due 05/15/2017	1,725,000	1,907,203

8.75% due 05/15/2020	1,035,000	1,341,296
8.75% due 08/15/2020	1,389,000	1,818,939
9.00% due 11/15/2018	3,770,000	4,582,759
9.13% due 05/15/2018	32,000	37,966
		83,163,489
United States Treasury Notes — 31.8%
0.13% due 04/15/2018 TIPS(11)	461,976	461,086
0.13% due 07/15/2024 TIPS(11)	20,869,794	19,820,607
0.25% due 01/15/2025 TIPS(11)	19,747,003	18,848,356
0.38% due 07/15/2025 TIPS(11)	3,575,481	3,461,699
0.50% due 03/31/2017	2,500,000	2,488,575
0.50% due 04/30/2017	1,000,000	994,766
0.50% due 07/31/2017	3,421,000	3,395,076
0.63% due 05/31/2017	4,793,000	4,771,844
0.63% due 08/31/2017	12,809,000	12,726,946
0.63% due 11/30/2017	4,916,000	4,875,291
0.63% due 04/30/2018	2,441,000	2,409,628
0.75% due 06/30/2017	10,430,000	10,397,406
0.75% due 12/31/2017	50,000	49,662
0.75% due 02/28/2018	318,000	315,292
0.88% due 11/30/2016	10,404,000	10,410,097
0.88% due 01/31/2017	10,928,000	10,928,852
0.88% due 02/28/2017	4,356,000	4,357,703
0.88% due 07/31/2019	9,593,000	9,376,409
1.00% due 08/31/2016	5,866,000	5,877,914
1.00% due 09/30/2016	10,153,000	10,173,225
1.00% due 10/31/2016	6,506,000	6,518,706
1.00% due 03/31/2017	6,007,000	6,016,383
1.00% due 06/30/2019	10,922,000	10,741,536
1.13% due 05/31/2019	5,211,000	5,152,783
1.13% due 12/31/2019	1,985,000	1,947,317
1.25% due 11/30/2018	6,968,000	6,956,294
1.25% due 01/31/2019	18,191,000	18,129,896
1.25% due 01/31/2020	179,000	176,245
1.25% due 02/29/2020	7,778,000	7,650,697
1.38% due 07/31/2018	1,587,000	1,593,075
1.38% due 09/30/2018	7,787,000	7,811,334
1.38% due 12/31/2018	3,941,000	3,943,924
1.38% due 02/28/2019	6,215,000	6,210,873
1.38% due 03/31/2020	722,000	713,116
1.38% due 04/30/2020	261,000	257,625
1.38% due 05/31/2020	4,553,000	4,487,551
1.38% due 09/30/2020	688,000	676,121
1.50% due 08/31/2018	4,979,000	5,012,065
1.50% due 01/31/2022	13,912,000	13,523,980
1.63% due 08/15/2022	9,967,000	9,708,087
1.63% due 11/15/2022	13,867,000	13,471,028
1.75% due 10/31/2020	4,136,000	4,129,540
1.75% due 05/15/2022	4,641,000	4,565,041
1.75% due 09/30/2022	325,000	318,551
1.75% due 05/15/2023	23,574,000	22,967,158
1.88% due 08/31/2017	3,079,000	3,121,216
1.88% due 10/31/2017	984,000	998,260
1.88% due 10/31/2022	967,000	954,762
2.00% due 05/31/2021	3,075,000	3,095,781
2.00% due 11/15/2021	4,434,000	4,446,992
2.00% due 07/31/2022	87,000	86,766
2.00% due 02/15/2023	9,939,000	9,881,155
2.00% due 02/15/2025	3,632,000	3,550,422
2.00% due 08/15/2025	6,500,000	6,337,753
2.13% due 06/30/2021	6,094,000	6,170,650
2.13% due 08/15/2021	7,667,000	7,757,747
2.13% due 06/30/2022	950,000	954,898
2.13% due 05/15/2025	2,853,000	2,815,777
2.25% due 11/15/2024	4,164,000	4,161,885
2.25% due 11/15/2025	1,738,000	1,734,129
2.38% due 05/31/2018	4,163,000	4,280,247
2.38% due 08/15/2024	5,657,000	5,716,002
2.50% due 08/15/2023	6,555,000	6,725,279
2.50% due 05/15/2024	478,000	488,438
2.63% due 08/15/2020	922,000	957,763
2.63% due 11/15/2020	2,646,000	2,749,152
2.75% due 02/15/2019	1,649,000	1,718,245
3.13% due 05/15/2019	2,092,000	2,206,978
3.13% due 05/15/2021	7,000	7,445
3.38% due 11/15/2019	816,000	871,335
3.50% due 05/15/2020	699,000	751,479
3.63% due 08/15/2019	19,000	20,400
3.63% due 02/15/2020	3,814,000	4,113,757
3.63% due 02/15/2021	3,869,000	4,205,572
4.00% due 08/15/2018	29,000	31,110
4.25% due 11/15/2017	69,000	73,046
4.50% due 05/15/2017	30,000	31,440
		389,835,241
Total U.S. Government Treasuries (cost $469,248,689)		472,998,730
MUNICIPAL BONDS & NOTES — 0.5%
Bay Area Toll Authority Revenue Bonds Series F-2 6.26% due 04/01/2049	325,000	438,002
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	90,000	104,600
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	690,000	801,932
Metropolitan Transportation Authority Revenue Bonds Series A2 6.09% due 11/15/2040	130,000	164,800
New Jersey Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	125,000	177,531
New York State Dormitory Authority Revenue Bonds Series F 5.63% due 03/15/2039	30,000	36,108
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	258,000	246,929

Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	190,000	182,603
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	185,000	198,897
Port Authority of New York & New Jersey Revenue Bonds Series 158 5.86% due 12/01/2024	150,000	183,165
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038	1,675,000	498,312
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.20% due 07/01/2039	785,000	233,538
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series B 6.55% due 07/01/2058	290,000	86,275
State of California General Obligation Bonds 7.55% due 04/01/2039	590,000	856,981
State of California General Obligation Bonds 7.60% due 11/01/2040	155,000	230,059
State of California General Obligation Bonds 7.63% due 03/01/2040	310,000	451,444
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	295,000	278,967
University of California Revenue Bonds Series H 6.55% due 05/15/2048	450,000	577,575
Total Municipal Bonds & Notes (cost $6,137,101)		5,747,718
LOANS(7)(8)(12) — 1.9%
Advertising Services — 0.1%
Advantage Sales & Marketing, Inc. FRS 1st Lien 4.25% due 07/23/2021	524,809	504,035
Aerospace/Defense-Equipment — 0.1%
TransDigm, Inc. FRS BTL-E 3.50% due 05/14/2022	670,181	647,442
Applications Software — 0.0%
SS&C European Holdings SARL FRS BTL-B2 4.01% due 07/08/2022	21,608	21,427
SS&C Technologies, Inc. FRS BTL-B1 4.00% due 07/08/2022	151,209	149,940
Verint Systems, Inc. FRS BTL 3.50% due 09/06/2019	130,729	129,813
		301,180
Auto-Cars/Light Trucks — 0.0%
FCA US LLC FRS BTL-B 3.25% due 12/31/2018	221,063	218,962
Auto/Truck Parts & Equipment-Original — 0.0%
Tower Automotive Holdings USA, LLC FRS BTL 4.00% due 04/23/2020	111,233	106,228
Broadcast Services/Program — 0.0%
Univision Communications, Inc. FRS BTL-C4 4.00% due 03/01/2020	244,268	238,823
Building & Construction Products-Misc. — 0.0%
Summit Materials Comp I LLC BTL 4.25% due 07/17/2022	99,500	98,194
Cable/Satellite TV — 0.1%
Altice Financing SA FRS
BTL 5.25% due 02/04/2022	109,450	108,868
CCO Safari III LLC FRS BTL 3.50% due 01/24/2023	200,000	199,250
Neptune Finco Corp. FRS BTL 5.00% due 10/09/2022	230,000	229,343
Numericable US LLC FRS BTL-B1 4.50% due 05/21/2020	58,387	56,183
Numericable US LLC FRS BTL-B2 4.50% due 05/21/2020	50,513	48,606
Ziggo BV FRS BTL-B1 3.50% due 01/15/2022	129,425	125,441
Ziggo NV FRS BTL-B2 3.50% due 01/15/2022	83,404	80,837
Ziggo NV FRS BTL-B3 3.60% due 01/15/2022	137,171	132,949
		981,477

Casino Hotels — 0.0%
Caesars Entertainment Operating Co., Inc. FRS BTL-B6 1.50% due 03/01/2017(13)(14)	100,616	87,871
MGM Resorts International FRS BTL-B 3.50% due 12/20/2019	244,333	240,820
		328,691
Cellular Telecom — 0.0%
LTS Buyer LLC FRS 1st Lien 4.00% due 04/13/2020	166,656	162,115
T-Mobile USA, Inc. FRS BTL-B 3.50% due 11/09/2022	100,000	99,875
		261,990
Chemicals-Specialty — 0.0%
Chemours Co. FRS BTL-B 3.75% due 05/12/2022	144,275	131,832
Minerals Technologies, Inc. FRS Term Loan B 3.75% due 05/09/2021	90,904	90,790
		222,622
Coal — 0.0%
Arch Coal, Inc. FRS BTL-B 6.25% due 05/16/2018(18)	244,317	110,757
Commercial Services — 0.1%
Brand Energy & Infrastructure Services, Inc. FRS BTL-B 4.75% due 11/26/2020	186,200	175,338
Brickman Group, Ltd. FRS 1st Lien 4.00% due 12/18/2020	196,007	189,607
ON Assignment, Inc. FRS BTL 3.75% due 06/03/2022	201,842	200,329
ServiceMaster Co. LLC FRS BTL-B 4.25% due 07/01/2021	442,125	438,119
		1,003,393
Commercial Services-Finance — 0.0%
TransUnion LLC FRS BTL-B2 3.50% due 04/09/2021	137,196	132,943
Computers-Periphery Equipment — 0.0%
CDW LLC FRS BTL —B 3.25% due 04/29/2020	246,828	240,246
Containers-Metal/Glass — 0.0%
BWAY Holding Co. FRS BTL-B 5.50% due 08/14/2020	132,975	127,767
Owens-Illinois, Inc. FRS BTL-B 3.50% due 09/01/2022	119,700	119,131
		246,898
Containers-Paper/Plastic — 0.1%
Berry Plastics Group, Inc. FRS BTL-E 3.75% due 01/06/2021	577,179	568,281
Coveris Holdings SA FRS BTL-B1 4.50% due 05/08/2019	118,705	115,144
		683,425
Cosmetics & Toiletries — 0.0%
Coty, Inc. BTL 3.75% due 10/27/2022	55,000	54,863
Galleria Co. BTL 3.75% due 10/22/2022	110,000	108,900
		163,763
Data Processing/Management — 0.1%
First Data Corp. BTL 4.18% due 07/08/2022	530,000	521,293
First Data Corp. FRS
BTL 3.91% due 03/24/2018	250,000	246,339
		767,632
Diagnostic Equipment — 0.0%
Ortho-Clinical Diagnostics, Inc. FRS BTL-B 4.75% due 06/30/2021	137,900	116,353
Dialysis Centers — 0.0%
U.S. Renal Care, Inc. BTL 5.25% due 12/31/2022	240,000	237,900
Direct Marketing — 0.0%
Acosta, Inc. FRS BTL 4.25% due 09/26/2021	128,703	122,461
Distribution/Wholesale — 0.0%
Beacon Roofing Supply, Inc. BTL 4.00% due 10/01/2022	164,588	163,696
Univar, Inc. FRS BTL 4.25% due 07/01/2022	164,588	159,150
		322,846
Diversified Minerals — 0.1%
American Rock Salt Co. LLC FRS 1st Lien 4.75% due 05/20/2021	177,300	171,242
American Rock Salt Co. LLC FRS BTL 4.75% due 05/20/2021	124,055	118,241

FMG Resources August 2006 Pty, Ltd. FRS BTL-B 4.25% due 06/30/2019	385,777	286,761
		576,244
Electric-Integrated — 0.0%
Texas Competitive Electric Holdings Co. LLC FRS 1st Lien DIP 3.75% due 11/07/2016(13)	155,198	153,905
Electronic Components-Misc. — 0.0%
NXP BV/NXP Funding LLC BTL 3.75% due 12/07/2020	215,000	213,656
Electronic Components-Semiconductors — 0.1%
Avago Technologies Cayman, Ltd. FRS BTL-B 3.75% due 05/06/2021	171,203	170,882
Avago Technologies Cayman, Ltd. BTL-B 4.25% due 11/11/2022	265,000	261,504
NXP BV FRS BTL-D 3.25% due 01/11/2020	185,725	182,382
		614,768
Entertainment Software — 0.0%
Activision Blizzard, Inc. FRS BTL-B 3.25% due 10/12/2020	186,875	186,495
Extended Service Contracts — 0.0%
Sedgwick Claims Management Services, Inc. FRS 1st Lien 3.75% due 03/01/2021	265,275	255,990
Sedgwick Claims Management Services, Inc. FRS 2nd Lien 6.75% due 02/28/2022	125,000	114,219
		370,209
Food-Baking — 0.0%
Hostess Brands LLC FRS 1st Lien 4.50% due 08/03/2022	134,663	133,947
Food-Meat Products — 0.0%
JBS USA LLC FRS BTL-B 4.00% due 10/30/2022	460,000	452,525
Food-Retail — 0.0%
Albertsons LLC FRS BTL-B4 5.50% due 08/25/2021	178,650	176,963
Albertsons LLC BTL 5.50% due 12/21/2022	100,000	99,187
		276,150
Gambling (Non-Hotel) — 0.0%
Scientific Games International, Inc. FRS BTL-B2 6.00% due 10/01/2021	153,450	139,777
Hotels/Motels — 0.0%
La Quinta Intermediate Holdings LLC FRS BTL-B 3.75% due 04/14/2021	116,178	113,080
Independent Power Producers — 0.0%
NRG Energy, Inc. FRS BTL-B 2.75% due 07/02/2018	244,347	237,551
Insurance Brokers — 0.1%
HUB International, Ltd. FRS BTL-B 4.00% due 10/02/2020	343,875	323,135
USI, Inc. FRS BTL-B 4.25% due 12/27/2019	328,321	315,804
		638,939
Insurance-Property/Casualty — 0.1%
Asurion LLC FRS BTL-B2 4.25% due 07/08/2020	317,669	289,344
Asurion LLC FRS 2nd Lien 8.50% due 03/03/2021	305,000	258,964
		548,308
Internet Connectivity Services — 0.1%
Zayo Group LLC FRS BTL-B 3.75% due 05/06/2021	488,720	480,429
Investment Management/Advisor Services — 0.1%
SAM Finance Lux Sarl FRS BTL 4.25% due 12/17/2020	560,636	560,811
Leisure Games — 0.0%
Aristocrat International Pty, Ltd. FRS BTL-B 4.75% due 10/20/2021	126,692	125,971
Machinery-General Industrial — 0.1%
Gardner Denver, Inc. FRS BTL 4.25% due 07/30/2020	244,375	219,326
RBS Global, Inc. FRS 1st Lien 4.00% due 08/21/2020	342,125	331,434
		550,760

Medical Labs & Testing Services — 0.0%
American Renal Holdings, Inc. FRS 1st Lien 4.50% due 09/20/2019	192,022	188,181
Medical-Biomedical/Gene — 0.0%
Medpace Holdings, Inc. FRS 1st Lien 4.75% due 04/01/2021	73,585	72,972
Medical-Drugs — 0.1%
Endo Lux Finance Co. BTL 3.75% due 09/26/2022	365,000	359,525
PRA Holdings, Inc. FRS 1st Lien 4.50% due 09/23/2020	166,444	164,311
		523,836
Medical-Hospitals — 0.0%
CHS/Community Health Systems, Inc. FRS BTL-G 3.75% due 12/31/2019	36,327	35,317
CHS/Community Health Systems, Inc. FRS BTL-H 4.00% due 01/27/2021	172,284	168,866
		204,183
Metal Processors & Fabrication — 0.0%
AFGlobal Corp. FRS 1st Lien 5.00% due 12/19/2019	97,759	29,165
Crosby US Acquisition Corp. FRS 1st Lien 4.00% due 11/23/2020	534,100	416,598
		445,763
Miscellaneous Manufacturing — 0.0%
Gates Global LLC FRS BTL-B 4.25% due 07/05/2021	177,750	166,344
Oil & Gas Drilling — 0.0%
Paragon Offshore Finance Co. FRS BTL-B 3.75% due 07/18/2021(18)	98,750	27,650
Seadrill Operating LP FRS BTL-B 4.00% due 02/21/2021	215,846	87,597
		115,247
Oil Companies-Exploration & Production — 0.0%
American Energy-Marcellus LLC FRS 1st Lien 5.25% due 08/04/2020	100,000	25,375
Templar Energy LLC FRS 2nd Lien 8.50% due 11/25/2020	100,000	10,500
		35,875
Oil Companies-Integrated — 0.0%
Power Buyer LLC FRS BTL 4.25% due 05/06/2020	248,789	241,533
Oil Refining & Marketing — 0.0%
Western Refining, Inc. FRS BTL-B 4.25% due 11/12/2020	117,600	113,190
Physicians Practice Management — 0.0%
Envision Healthcare Corp. FRS BTL-B2 4.50% due 10/28/2022	130,000	129,228
Pipelines — 0.0%
Energy Transfer Equity LP FRS BTL 3.25% due 12/02/2019	280,500	250,580
Professional Sports — 0.1%
Delta 2 Lux Sarl FRS BTL-B3 4.75% due 07/31/2021	400,000	386,000
Delta 2 Lux Sarl FRS 2nd Lien 7.75% due 07/31/2022	120,000	110,625
		496,625
Real Estate Investment Trusts — 0.0%
Crown Castle Operating Co. FRS BTL-B2
3.00% due 01/31/2021	191,100	189,348
Real Estate Management/Services — 0.0%
DTZ U.S. Borrower LLC FRS 1st Lien 4.25% due 11/04/2021	248,750	242,324
Recreational Centers — 0.0%
Town Sports International LLC FRS BTL-B 4.50% due 11/15/2020	178,407	67,795
Research & Development — 0.0%
Pharmaceutical Product Development LLC FRS BTL-B 4.25% due 08/18/2022	208,950	202,682
Retail-Apparel/Shoe — 0.0%
Kate Spade & Co. FRS BTL-B 4.00% due 04/10/2021	182,688	176,293
Retail-Arts & Crafts — 0.0%
Michaels Stores, Inc. FRS BTL-B2 4.00% due 01/28/2020	81,103	80,482
Retail-Bedding — 0.0%
Serta Simmons Bedding LLC FRS BTL 4.25% due 10/01/2019	190,315	189,147

Retail-Discount — 0.1%
BJ’s Wholesale Club, Inc. FRS 1st Lien 4.50% due 09/26/2019	617,932		589,353
Retail-Leisure Products — 0.0%
Party City Holdings, Inc. FRS BTL-B 4.25% due 08/19/2022	285,285		276,637
Retail-Office Supplies — 0.0%
Staples, Inc. FRS BTL-B 3.50% due 04/07/2021	145,000		143,115
Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc. FRS BTL-B 4.25% due 03/11/2022	462,675		450,096
Retail-Sporting Goods — 0.0%
Bass Pro Group LLC FRS BTL 4.00% due 06/05/2020	153,838		147,492
Satellite Telecom — 0.1%
Intelsat Jackson Holdings SA FRS BTL-B2 3.75% due 06/30/2019	532,591		502,766
Specified Purpose Acquisitions — 0.0%
Opal Acquisition, Inc. FRS 1st Lien 5.00% due 11/27/2020	306,523		249,050
Steel-Specialty — 0.0%
Signode Industrial Group US, Inc. FRS BTL-B 3.75% due 05/01/2021	99,352		95,502
Telecommunication Equipment — 0.0%
CommScope, Inc. FRS BTL 3.82% due 12/29/2022	119,700		118,690
Telephone-Integrated — 0.1%
Level 3 Financing, Inc. FRS BTL-B2 3.50% due 05/31/2022	425,000		417,474
Level 3 Financing, Inc. FRS BTL-B 4.00% due 01/15/2020	200,000		199,500
			616,974
Television — 0.1%
ION Media Networks, Inc. FRS BTL-B 4.75% due 12/18/2020	142,473		139,446
Tribune Media Co. FRS BTL 3.75% due 12/27/2020	619,315		611,057
			750,503
Transport-Equipment & Leasing — 0.0%
Fly Funding II Sarl FRS BTL-B 3.50% due 08/06/2019	117,000		115,757
Transport-Truck — 0.0%
Kenan Advantage Group, Inc. FRS BTL - Delayed Draw 1.50% due 01/31/2017(20)	10,000		9,825
Kenan Advantage Group, Inc. BTL 4.00% due 07/31/2022	64,838		63,703
Kenan Advantage Group, Inc. BTL-B 4.00% due 07/31/2022	19,950		19,601
			93,129
Total Loans (cost $24,229,736)			22,712,478
FOREIGN GOVERNMENT OBLIGATIONS — 1.5%
Central Bank — 0.0%
Republic of Tunisie Senior Notes 5.75% due 01/30/2025	560,000		484,663
Electric-Distribution — 0.0%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	159,000		159,325
Sovereign — 1.5%
Dominican Republic
Senior Notes 5.50% due 01/27/2025*	535,000		514,937
Federal Republic of Brazil Series B Notes 6.00% due 05/15/2019(11)	BRL	2,638,027	650,817
Federal Republic of Brazil Series B Notes 6.00% due 08/15/2022(11)	BRL	5,004,492	1,212,960
Federal Republic of Brazil Senior Notes 10.25% due 01/10/2028	BRL	480,000	106,768
Government of Canada Senior Notes 0.88% due 02/14/2017	181,000		180,855
Government of Gabon Bonds 6.38% due 12/12/2024	710,000		563,442
Government of Jamaica Senior Notes 6.75% due 04/28/2028	515,000		511,137
Government of Romania Bonds 5.85% due 04/26/2023	RON	410,000	113,676
Kingdom of Thailand Senior Notes 3.85% due 12/12/2025	THB	11,573,000	358,990
Malaysia Government Bond Senior Notes 3.49% due 03/31/2020	MYR	1,760,000	408,006

Oriental Republic of Uruguay Senior Notes 3.70% due 06/26/2037(11)	UYU	16,996,413	444,611
Oriental Republic of Uruguay Notes 4.25% due 04/05/2027(11)	UYU	24,268,590	732,966
Oriental Republic of Uruguay Senior Notes 4.38% due 10/27/2027	975,000		957,937
Oriental Republic of Uruguay Senior Notes 4.38% due 12/15/2028(11)	UYU	5,623,816	169,194
Republic of Angola Senior Notes 9.50% due 11/12/2025*	240,000		223,200
Republic of Colombia Bonds 3.00% due 03/25/2033(11)	COP	1,267,117,888	338,592
Republic of Colombia Bonds 3.50% due 03/10/2021(11)	COP	718,360,655	227,012
Republic of Costa Rica Bonds 9.20% due 03/27/2019*	CRC	124,600,000	242,194
Republic of Hungary Bonds 5.50% due 06/24/2025	HUF	27,110,000	109,135
Republic of Indonesia Senior Notes 4.75% due 01/08/2026*	950,000		938,279
Republic of Indonesia Senior Notes 5.95% due 01/08/2046*	208,000		204,792
Republic of Indonesia Senior Notes 7.00% due 05/15/2027	IDR	13,441,000,000	837,925
Republic of Indonesia Senior Notes 8.38% due 03/15/2034	IDR	9,861,000,000	669,861
Republic of Peru Bonds 5.20% due 09/12/2023	PEN	3,350,000	878,952
Republic of Poland Bonds 3.25% due 07/25/2025	PLN	1,320,000	346,101
Republic of South Africa Bonds 7.75% due 02/28/2023	ZAR	9,135,000	536,537
Republic of Turkey Bonds 2.00% due 04/16/2025(11)	TRY	3,760,468	1,210,122
Republic of Turkey Bonds 2.50% due 05/04/2016(11)	TRY	1,261,544	430,731
Republic of Turkey Bonds 7.10% due 03/08/2023	TRY	1,105,000	313,059
Russian Federation Bonds 7.50% due 02/27/2019	RUB	21,420,000	275,438
Russian Federation FRS Bonds 14.42% due 01/29/2020	RUB	77,185,000	1,085,348
United Mexican States Senior Notes 3.50% due 01/21/2021	310,000		314,650
United Mexican States Senior Notes 3.60% due 01/30/2025	210,000		204,645
United Mexican States Senior Notes 4.60% due 01/23/2046	635,000		561,975
United Mexican States Senior Notes 4.75% due 03/08/2044	222,000		202,242
United Mexican States Senior Notes 5.63% due 03/19/2114	GBP	150,000	202,329
United Mexican States Bonds
10.00% due 12/05/2024	MXN	7,597,800	554,960
			17,834,375
Total Foreign Government Obligations (cost $20,147,546)			18,478,363
COMMON STOCKS — 0.0%
Insurance-Reinsurance — 0.0%
WMIH Corp.†	1,989		5,151
Television — 0.0%
ION Media Networks, Inc.†(6)(10)	22		22,110
Total Common Stocks (cost $0)			27,261
PREFERRED SECURITIES — 0.0%
Electric-Distribution — 0.0%
Entergy Louisiana LLC 4.70%	7,606		181,327
Telecom Services — 0.0%
Qwest Corp. 6.13%	14,710		365,396
Total Preferred Securities (cost $557,871)			546,723
PREFERRED SECURITIES/CAPITAL SECURITIES — 1.5%
Banks-Commercial — 0.4%
Banco Bilbao Vizcaya Argentaria SA FRS 7.00% due 02/19/2019(17)	EUR	1,200,000	1,279,481
Banco Bilbao Vizcaya Argentaria SA FRS 9.00% due 05/09/2018(17)		600,000	642,385
Banco Santander SA FRS 6.25% due 03/12/2019(17)	EUR	1,400,000	1,437,770
Banco Santander SA VRS 6.25% due 09/11/2021(17)	EUR	200,000	203,222

Bank of Ireland FRS 7.38% due 06/18/2020(17)	EUR	500,000	566,534
ING Groep NV FRS 6.00% due 04/16/2020(17)	320,000		320,000
KBC Groep NV FRS 5.63% due 03/19/2019(17)	EUR	170,000	184,747
Rabobank Nederland FRS 5.50% due 06/29/2020(17)	EUR	200,000	219,741
Standard Chartered PLC FRS 6.50% due 04/02/2020*(17)	270,000		260,869
			5,114,749
Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp. FRS Series E 4.95% due 06/20/2020(17)	177,000		173,460
State Street Capital Trust IV FRS 1.51% due 06/01/2077	300,000		245,250
			418,710
Banks-Super Regional — 0.1%
Capital One Financial Corp. FRS Series E 5.55% due 06/01/2020(17)	97,000		96,515
Fifth Third Bancorp FRS Series J 4.90% due 09/30/2019(17)	209,000		188,988
PNC Preferred Funding Trust I VRS 2.16% due 03/15/2017*(17)	154,000		137,060
Wells Fargo & Co. FRS Series U 5.88% due 06/15/2025(17)	163,000		171,558
Wells Fargo Capital X 5.95% due 12/01/2086	84,000		84,840
			678,961
Building Societies — 0.1%
Nationwide Building Society FRS 6.88% due 06/20/2019(17)	GBP	770,000	1,137,972
Diversified Banking Institutions — 0.7%
Bank of America Corp. FRS Series AA 6.10% due 03/17/2025(17)	283,000		286,891
Barclays PLC FRS 8.00% due 12/15/2020(17)	EUR	310,000	365,107
Barclays PLC FRS 8.25% due 12/15/2018(17)	570,000		606,880
Citigroup, Inc. FRS Series N 5.80% due 11/15/2019(17)	302,000		299,433
Credit Agricole SA FRS 6.50% due 06/23/2021(17)	EUR	410,000	457,263
Credit Agricole SA VRS 6.63% due 09/23/2019*(17)	408,000		401,064
Credit Suisse Group AG VRS 6.25% due 12/18/2024*(17)	835,000		834,372
Deutsche Bank AG FRS 7.50% due 04/30/2025(17)	400,000		390,000
Goldman Sachs Group, Inc. FRS Series M 5.38% due 05/10/2020(17)	100,000		99,375
HSBC Holdings PLC FRS 5.25% due 09/16/2022(17)	EUR	200,000	214,090
HSBC Holdings PLC FRS 5.63% due 01/17/2020(17)	600,000		600,750
HSBC Holdings PLC FRS 6.38% due 03/30/2025(17)	206,000		205,742
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(17)	192,000		194,160
Lloyds Banking Group PLC FRS 6.38% due 06/27/2020(17)	EUR	710,000	813,845
Lloyds Banking Group PLC VRS 7.00% due 06/27/2019(17)	GBP	450,000	673,341
Royal Bank of Scotland Group PLC FRS 7.50% due 08/10/2020(17)	720,000		749,700
Societe Generale SA FRS 7.88% due 12/18/2023*(17)	377,000		375,605
Societe Generale SA FRS 8.25% due 11/29/2018(17)	740,000		784,400
UBS Group AG FRS 5.75% due 02/19/2022(17)	EUR	200,000	227,946
UniCredit SpA FRS
8.00% due 06/03/2024(17)	210,000		198,450
			8,778,414
Electric-Integrated — 0.0%
Dominion Resources, Inc. FRS 5.75% due 10/01/2054	123,000		120,515
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 11/30/2056†(10)	58,000		6
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	142,000		140,069
Food-Dairy Products — 0.0%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	230,000		243,800
Insurance-Life/Health — 0.1%
Meiji Yasuda Life Insurance Co. FRS 5.20% due 10/20/2045*	230,000		236,325
Prudential Financial, Inc. FRS 5.38% due 05/15/2045	65,000		64,919
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	167,000		170,757
			472,001
Insurance-Multi-line — 0.0%
MetLife Capital Trust IV 7.88% due 12/15/2067*	150,000		183,000

MetLife, Inc. 6.40% due 12/15/2066		189,000	206,483
			389,483
Insurance-Property/Casualty — 0.1%
ACE Capital Trust II 9.70% due 04/01/2030		250,000	361,250
Sompo Japan Insurance, Inc. FRS 5.33% due 03/28/2073*		450,000	473,429
			834,679
Pipelines — 0.0%
TransCanada Trust FRS 5.63% due 05/20/2075		83,000	76,741
Tools-Hand Held — 0.0%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053		284,000	298,200
Total Preferred Securities/Capital Securities (cost $20,059,477)			18,704,300
EXCHANGE-TRADED FUNDS — 0.2%
iShares Barclays 1-3 Year Treasury Bond Fund		9,400	792,984
iShares Barclays 10-20 Year Treasury Bond Fund		2,000	268,420
iShares Barclays 20+ Year Treasury Bond Fund		3,600	434,232
iShares Barclays 3-7 Year Treasury Bond Fund		6,200	760,182
iShares Barclays 7-10 Year Treasury Bond Fund		3,400	359,006
Total Exchange-Traded Funds (cost $2,516,261)			2,614,824
OPTIONS — PURCHASED†(10)(16)— 0.0%
Call Options — Purchased (cost $5,015)	HKD	11,470,000	3,019
Total Long-Term Investment Securities (cost $1,289,763,608)			1,281,399,298
REPURCHASE AGREEMENTS — 3.1%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 12/31/2015, to be repurchased 01/04/2016 in the amount of $1,406,002 and collateralized by $1,395,000 of United States Treasury Notes, bearing interest at 2.38% due 12/31/2020 and having an approximate value of $1,434,452.		1,406,000	1,406,000
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 12/31/2015, to be repurchased 01/04/2016 in the amount of $18,728,021 and collateralized by $19,705,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $19,106,224.		18,728,000	18,728,000
Bank of America Securities LLC Joint Repurchase Agreement(19)		2,885,000	2,885,000
Barclays Capital, Inc. Joint Repurchase Agreement(19)		4,200,000	4,200,000
BNP Paribas SA Joint Repurchase Agreement(19)		4,195,000	4,195,000
Deutsche Bank AG Joint Repurchase Agreement(19)		1,875,000	1,875,000
RBS Securities, Inc. Joint Repurchase Agreement(19)		4,195,000	4,195,000
Total Repurchase Agreements (cost $37,484,000)			37,484,000
TOTAL INVESTMENTS (cost $1,327,247,608)(21)	107.5%		1,318,883,298
Liabilities in excess of other assets	(7.5)		(91,826,858)
NET ASSETS	100.0%		$1,227,056,440

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2015, the aggregate value of these securities was $155,391,731 representing 12.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

†	Non-income producing security
(1)	Collateralized Mortgage Obligation
(2)	Collateralized Loan Obligation
(3)	Commercial Mortgage Backed Security
(4)	Interest Only
(5)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(6)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(7)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. The rates shown are the current rates at December 31, 2015. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(8)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(9)	“Step-down” security where the rate decreases (“steps-down”) at a predetermined rate. Rate shown reflects the decreased rate.
(10)	Illiquid security. At December 31, 2015, the aggregate value of these securities was $25,171 representing 0.0% of net assets.
(11)	Principal amount of security is adjusted for inflation.
(12)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(13)	Company has filed for Chapter 11 bankruptcy protection.
(14)	Security in default of interest.
(15)	Denominated in United States dollars unless otherwise indicated.

(16)	Options — Purchased

Options-Purchased
							Unrealized
	Expiration	Strike	Notional		Premiums	Value at	Appreciation
Issue	Month	Price	Amount		Paid	December 31, 2015	(Depreciation)
Call option to buy Hong Kong Dollar in exchange for U.S. dollars with Goldman Sachs International	March 2016	$7.75	HKD	11,470,000	$5,014	$3,019	$(1,995)

(17)	Perpetual maturity — maturity date reflects the next call date.
(18)	Subsequent to December 31, 2015, security is in default of interest.
(19)	See Note 2 for details of Joint Repurchase Agreements.
(20)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 5
(21)	See Note 4 for cost of investments on a tax basis.
BRL	— Brazilian Real
BTL	— Bank Term Loan
CLO	— Collateralized Loan Obligation
COP	— Colombian Peso
CRC	— Costa Rican Colon
EUR	— Euro Dollar
GBP	— Pound Sterling
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PEN	— Peruvian Nouveau
PLN	— Polish Zloty
REMIC	— Real Estate Mortgage Investment Conduit
RON	— Romanian Leu
RUB	— Russian Ruble
TBA

— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

THB	— Thailand Baht
TIPS	— Treasury Inflation Protected Securities
TRY	— Turkish Lira
UYU	— Uruguayan Peso
ZAR	— South African Rand
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts
Number						Unrealized
of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	December 31, 2015	(Depreciation)

122	Long	CME 90 day Eurodollar Futures	December 2016	$30,170,376	$30,124,850	$(45,526)
126	Short	CME 90 day Eurodollar Futures	December 2017	31,005,002	30,940,875	64,127
45	Long	U.S. Treasury 2YR Notes	March 2016	9,786,094	9,775,547	(10,547)
427	Long	U.S. Treasury 5YR Notes	March 2016	50,596,906	50,522,774	(74,132)
564	Short	U.S. Treasury 10YR Notes	March 2016	71,181,917	71,011,125	170,792
19	Long	U.S. Treasury Long Bond Futures	March 2016	2,918,813	2,921,250	2,437
22	Long	U.S. Ultra Bonds	March 2016	3,470,708	3,491,125	20,417

						$127,568

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	5,667,000	USD	6,220,609	01/29/2016	$58,336	$—
	EUR	940,000	USD	1,010,567	03/15/2017	—	(27,954)
	IDR	21,402,974,000	USD	1,488,903	03/16/2016	—	(24,446)
	PLN	1,374,000	USD	346,296	03/16/2016	—	(3,494)
	USD	423,881	EUR	370,000	03/15/2017	—	(15,101)
						58,336	(70,995)
Barclays Bank PLC	IDR	3,774,000,000	USD	261,448	05/18/2016	—	(881)
	TRY	1,235,000	USD	412,591	03/16/2016	—	(2,307)
	ZAR	8,940,000	USD	576,235	03/16/2016	5,655	—
						5,655	(3,188)
BNP Paribas SA	USD	125,278	EUR	115,000	01/29/2016	—	(227)
	USD	51,864	GBP	35,000	01/29/2016	—	(263)
						—	(490)
Citibank N.A.	CRC	134,528,000	USD	248,574	03/16/2016	—	(1,800)
	CZK	13,790,000	USD	562,742	03/16/2016	7,016	—
	GBP	440,000	USD	668,177	03/16/2016	19,452	—
	HUF	32,200,000	USD	111,869	03/16/2016	1,038	—
	MYR	974,000	USD	227,703	03/16/2016	2,339	—
	RUB	61,297,000	USD	868,599	03/16/2016	42,932	—
	THB	12,730,000	USD	351,633	03/16/2016	—	(1,510)
	USD	314,294	EUR	286,000	03/16/2016	—	(2,926)
						72,777	(6,236)
Commonwealth Bank of Australia	EUR	1,160,000	USD	1,229,577	03/16/2016	—	(33,314)
Credit Suisse International	MYR	92,000	USD	21,579	03/16/2016	292	—
Deutsche Bank AG	CNY	2,695,000	USD	408,953	07/28/2016	8,152	—
Goldman Sachs International	CNY	470,000	USD	71,483	07/28/2016	1,584	—
	HKD	5,735,000	USD	739,599	03/03/2016	—	(748)
	USD	482,265	IDR	7,451,000,000	05/18/2016	35,650	—
						37,234	(748)
HSBC Bank USA, N.A.	UYU	25,535,000	USD	826,215	03/03/2016	—	(6,086)
	UYU	13,210,000	USD	422,370	03/16/2016	—	(6,526)
						—	(12,612)
JPMorgan Chase Bank	GBP	1,266,000	USD	1,887,498	01/29/2016	21,034	—
	IDR	3,677,000,000	USD	254,024	05/18/2016	—	(1,562)
	MYR	523,000	USD	122,669	03/16/2016	1,657	—
	RON	480,000	USD	116,655	03/16/2016	1,207	—
	RUB	41,405,000	USD	575,069	03/16/2016	17,347	—
	USD	504,865	CNY	3,165,000	07/28/2016	—	(34,166)
						41,245	(35,728)
Royal Bank of Canada	HKD	3,918,000	USD	505,736	03/16/2016	—	(95)
	MXN	21,868,000	USD	1,272,883	03/16/2016	10,436	—
						10,436	(95)
Standard Chartered Bank	BRL	5,042,000	USD	1,294,813	03/02/2016	43,004	—
	COP	662,683,000	USD	202,068	03/16/2016	—	(5,060)
	MYR	181,000	USD	42,478	03/16/2016	599	—
	PEN	3,404,000	USD	992,565	03/16/2016	6,996	—
	USD	98,625	PEN	337,000	03/16/2016	—	(1,052)
						50,599	(6,112)
State Street Bank and Trust Company	BRL	2,550,000	USD	639,018	03/02/2016	5,914	—
	COP	70,617,000	USD	21,334	03/16/2016	—	(739)
						5,914	(739)
UBS AG	USD	229,324	EUR	200,000	03/15/2017	—	(8,362)
Net Unrealized Appreciation(Depreciation)						$290,640	$(178,619)

BRL — Brazilian Real

CNY — Chinese Yuan

COP — Colombian Peso

CRC — Costa Rican Colon

CZK — Czech Republic Koruna

EUR — Euro Dollar

GBP — Pound Sterling

HKD — Hong Kong Dollar

HUF — Hungarian Forint

IDR — Indonesian Rupiah

MXN — Mexican Peso

MYR — Malaysian Ringgit

PEN — Peruvian Nouveau

PLN — Polish Zloty

RON — Romanian Leu

RUB — Russian Ruble

THB — Thailand Baht

TRY — Turkish Lira

USD — United States Dollar

UYU — Uruguayan Peso

ZAR — South African Rand

Over the Counter Credit Default Swaps on Credit Indicies - Buy Protection(1)

Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at December 31, 2015(2)	Notional Amount(3)	Value at December 31, 2015(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Markit CDX Emerging Market Index	(1.00)%	12/20/2020	Goldman Sachs International	3.57%	17,159,800	$1,911,209	$1,766,803	$144,406
Markit CDX Emerging Market Index	(1.00)	12/20/2020	Goldman Sachs International	3.57	2,562,700	285,426	274,326	11,100
								$155,506

Centrally Cleared Credit Default Swaps on Credit Indicies - Buy Protection(1)

Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at December 31, 2015(2)	Notional Amount(3)	Value at December 31, 2015(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

iTraxx Europe Crossover Index	(5.00)%	12/20/2020	Goldman Sachs International	3.15%	2,679,000	$(238,440)	$(216,079)	$(22,361)
Markit CDX North America High Yield Index	(5.00)	12/20/2020	Goldman Sachs International	4.73	12,162,000	(137,467)	(39,943)	(97,524)
								$(119,885)

Centrally Cleared Credit Default Swaps on Credit Indicies - Sell Protection(5)

Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at December 31, 2015(2)	Notional Amount(3)	Value at December 31, 2015(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Markit CDX North America Investment Grade Index	1.00%	12/20/2020	Goldman Sachs International	0.88%	9,648,000	$(52,000)	$(43,195)	$(8,805)

Over the Counter Interest Rate Swap Contracts

				Rates Exchanged
Swap Counterparty	Notional Amount (000’s)		Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation
Bank of America, N.A.	CNY	12,000	03/16/2017	3.50%	3 month LIBOR	$—	$14,925
Bank of America, N.A.	USD	1,813	03/16/2017	3 month LIBOR	3.50%	—	—
							$14,925

CNY - Chinese Yuan

LIBOR - London Interbank Offered Rate

(1) If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3) The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4) The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value ofthe referenced obligation.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$140,387,488	$—	$140,387,488
U.S. Corporate Bonds & Notes:
Airlines	—	343,620	14,739	358,359
Gambling (Non-Hotel)	—	108,245	13	108,258
Other Industries	—	299,966,531	—	299,966,531
Foreign Corporate Bonds & Notes	—	65,323,999	—	65,323,999
U.S. Government Agencies	—	233,421,247	—	233,421,247
U.S. Government Treasuries	—	472,998,730	—	472,998,730
Municipal Bonds & Notes	—	5,747,718	—	5,747,718
Loans	—	22,712,478	—	22,712,478
Foreign Government Obligations	—	18,478,363	—	18,478,363
Common Stocks:
Insurance-Reinsurance	5,151	—	—	5,151
Television	—	—	22,110	22,110
Preferred Securities	546,723	—	—	546,723
Preferred Securities/Capital Securities	—	18,704,300	—	18,704,300
Exchange-Traded Funds	2,614,824	—	—	2,614,824
Options - Purchased	3,019	—	—	3,019
Repurchase Agreements	—	37,484,000	—	37,484,000
Total Investments at Value	$3,169,717	$1,315,676,719	$36,862	$1,318,883,298

Other Financial Instruments:+
Futures Contracts	$257,773	$—	$—	$257,773
Forward Foreign Currency Contracts	—	290,640	—	290,640
Over the Counter Credit Default Swaps on Credit Indicies - Buy Protection	—	155,506	—	155,506
Over the Counter Interest Rate Swap Contracts	—	14,925	—	14,925
Total Other Financial Instruments	$257,773	$461,071	$—	$718,844

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$130,205	$—	$—	$130,205
Forward Foreign Currency Contracts	—	178,619	—	178,619
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	—	119,885	—	119,885
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	8,805	—	8,805
Total Other Financial Instruments	$130,205	$307,309	$—	$437,514

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

Seasons Series Trust Real Return Portfolio

Portfolio of Investments — December 31, 2015 — (unaudited)

Security Description	Shares/ Principal Amount (7)		Value (Note 1)
FOREIGN GOVERNMENT OBLIGATIONS(1) — 42.7%
Regional Authority — 2.8%
Province of Ontario Canada Bonds 4.40% due 03/08/2016	CAD	23,380,000	$17,008,413
Sovereign — 39.9%
Bundesrepublik Deutschland Bonds 0.10% due 04/15/2023	EUR	11,766,886	13,387,517
Government of Australia Senior Bonds 1.04% due 11/21/2018	AUD	5,966,023	4,423,576
Government of Australia Senior Notes 3.50% due 09/20/2025	AUD	3,363,622	2,950,852
Government of Australia Senior Bonds 6.54% due 08/20/2020	AUD	18,301,920	15,557,662
Government of Canada Bonds 4.25% due 12/01/2021	CAD	13,626,523	12,536,559
Government of France Bonds 0.25% due 07/25/2024	EUR	15,520,946	17,721,279
Government of France Bonds 1.10% due 07/25/2022	EUR	15,803,046	19,127,804
Government of France Bonds 1.30% due 07/25/2019	EUR	11,117,533	12,967,924
Government of France Bonds 2.10% due 07/25/2023	EUR	6,563,896	8,475,930
Government of New Zealand Senior Bonds 2.07% due 09/20/2025	NZD	3,105,300	2,078,286
Government of Spain Senior Notes 0.55% due 11/30/2019*	EUR	8,005,681	8,920,287
Government of Spain Senior Notes 1.80% due 11/30/2024*	EUR	7,955,552	9,473,087
Government of Sweden Notes 0.25% due 06/01/2022	SEK	55,303,312	6,954,938
Italy Buoni Poliennali Del Tesoro Bonds 2.10% due 09/15/2021	EUR	721,365	872,427
Italy Buoni Poliennali Del Tesoro Senior Notes 2.35% due 09/15/2024*	EUR	19,037,493	23,856,021
Italy Buoni Poliennali Del Tesoro Senior Notes 2.60% due 09/15/2023	EUR	2,657,708	3,394,287
United Kingdom Inflation Linked Gilt Treasury Bonds 0.13% due 11/22/2019	GBP	7,056,704	10,837,839
United Kingdom Inflation Linked Gilt Treasury Senior Notes 0.13% due 03/22/2046	GBP	1,509,975	2,799,157
United Kingdom Inflation Linked Gilt Treasury Bonds 1.25% due 11/22/2017	GBP	3,951,643	6,092,787
United Kingdom Inflation Linked Gilt Treasury Bonds 1.88% due 11/22/2022	GBP	11,451,017	19,998,655
United Kingdom Inflation Linked Gilt Treasury Bonds 6.62% due 07/17/2024	GBP	9,536,144	17,630,391
United Kingdom Inflation Linked Gilt Treasury Bonds 7.83% due 04/16/2020	GBP	11,194,796	18,690,995
			238,748,260
Total Foreign Government Obligations (cost $279,184,780)			255,756,673
U.S. GOVERNMENT TREASURIES — 53.9%
United States Treasury Bonds — 3.5%
2.38% due 01/15/2025 TIPS(1)	14,030,994		15,951,121
2.50% due 01/15/2029 TIPS(1)	3,943,732		4,671,986
			20,623,107
United States Treasury Notes — 50.4%
0.13% due 04/15/2016 TIPS(1)	2,591,436		2,581,347
0.13% due 04/15/2017 TIPS(1)	25,828,201		25,776,752
0.13% due 04/15/2018 TIPS(1)	16,158,875		16,127,736
0.13% due 04/15/2019 TIPS(1)	25,878,190		25,726,233
0.13% due 01/15/2022 TIPS(1)	21,079,850		20,427,408
0.13% due 07/15/2022 TIPS(1)	22,789,919		22,097,311
0.13% due 01/15/2023 TIPS(1)	23,323,330		22,362,153
0.13% due 07/15/2024 TIPS(1)	14,934,900		14,184,077
0.25% due 01/15/2025 TIPS(1)	11,337,079		10,821,151
0.38% due 07/15/2023 TIPS(1)	23,220,294		22,683,929
0.38% due 07/15/2025 TIPS(1)	14,337,027		13,880,780
0.63% due 07/15/2021 TIPS(1)	19,195,361		19,321,321
0.63% due 01/15/2024 TIPS(1)	21,777,985		21,531,001
1.13% due 01/15/2021 TIPS(1)	12,601,343		12,991,368
1.38% due 07/15/2018 TIPS(1)	18,314,651		18,961,140
1.63% due 06/30/2020	16,270,000		16,203,260
1.88% due 07/15/2019 TIPS(1)	3,191,381		3,384,029
2.50% due 07/15/2016 TIPS(1)	12,530,941		12,732,777
			301,793,773
Total U.S. Government Treasuries (cost $332,769,369)			322,416,880
COMMON STOCKS — 0.0%
Food-Misc./Diversified — 0.0%
Wornick Co.†(2)(3) (cost $3,866)	765		3,684
WARRANTS †— 0.0%
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)(2)(3)(4)	117		117,582

1

ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)(2)(3)(4)	116	116,578
Total Warrants (cost $0)		234,160
Total Long-Term Investment Securities (cost $611,958,015)		578,411,397
REPURCHASE AGREEMENTS — 1.3%
Bank of America Securities LLC Joint Repurchase Agreement(5)	1,315,000	1,315,000
Barclays Capital, Inc. Joint Repurchase Agreement(5)	1,920,000	1,920,000
BNP Paribas SA Joint Repurchase Agreement(5)	1,915,000	1,915,000
Deutsche Bank AG Joint Repurchase Agreement(5)	855,000	855,000
RBS Securities, Inc. Joint Repurchase Agreement(5)	1,915,000	1,915,000
Total Repurchase Agreements (cost $7,920,000)		7,920,000
TOTAL INVESTMENTS (cost $619,878,015)(6)	97.9%	586,331,397
Other assets less liabilities	2.1	12,434,522
NET ASSETS	100.0%	$598,765,919

*                               Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2015, the aggregate value of these securities was $42,249,395 representing 7.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

†                               Non-income producing security

(1)                       Principal amount of security is adjusted for inflation.

(2)                       Illiquid security. At December 31, 2015, the aggregate value of these securities was $237,844 representing 0.0% of net assets.

(3)                       Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(4)                       Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2015, the Real Return Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets

Warrants
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)	03/01/2011	117	$0	$117,582	$1,004.98	0.02%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)	11/11/2010	116	0	116,578	1,004.99	0.02
				$234,160		0.04%

(5)                       See Note 2 for details of Joint Repurchase Agreements.

(6)                       See Note 4 for cost of investments on a tax basis.

(7)                       Denominated in United States dollars unless otherwise indicated.

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Dollar

GBP — Pound Sterling

NZD — New Zealand Dollar

SEK — Swedish Krona

TIPS — Treasury Inflation Protected Securities

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	900,000	USD	988,619	01/29/2016	$9,962	$—

Bank of Montreal	CAD	17,841,000	USD	12,797,779	01/29/2016	—	(96,564)

Citibank N.A.	SEK	60,538,000	USD	7,095,468	01/29/2016	—	(81,155)

JPMorgan Chase Bank	AUD	31,760,000	USD	22,690,297	01/29/2016	—	(426,012)
	GBP	52,419,000	USD	78,152,273	01/29/2016	870,897	—
						870,897	(426,012)
Morgan Stanley	CAD	23,380,000	USD	17,315,781	03/08/2016	416,089	—
	EUR	110,442,000	USD	121,275,256	01/29/2016	1,181,069	—
	USD	2,385,985	EUR	2,195,000	01/29/2016	849	—
	USD	1,075,947	GBP	730,000	01/29/2016	292	—
						1,598,299	—
National Australia Bank Limited	NZD	2,971,000	USD	2,006,227	01/29/2016	—	(22,871)
Net Unrealized Appreciation(Depreciation)						$2,479,158	$(626,602)

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Dollar

GBP — Pound Sterling

NZD — New Zealand Dollar

SEK — Swedish Krona

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2015 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Foreign Government Obligations	$—	$255,756,673	$—	$255,756,673
U.S. Government Treasuries	—	322,416,880	—	322,416,880
Common Stocks	—	—	3,684	3,684
Warrants	—	—	234,160	234,160
Repurchase Agreements	—	7,920,000	—	7,920,000
Total Investments at Value	$—	$586,093,553	$237,844	$586,331,397

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$2,479,158	$—	$2,479,158

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$626,602	$—	$626,602

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

2

SEASONS SERIES TRUST SA COLUMBIA FOCUSED GROWTH PORTFOLIO#

Portfolio of Investments — December 31, 2015 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 97.4%
Applications Software — 3.6%
ServiceNow, Inc.†	86,570	$7,493,499
Athletic Footwear — 3.2%
NIKE, Inc., Class B	106,760	6,672,500
Auto-Cars/Light Trucks — 2.4%
Tesla Motors, Inc.†	21,000	5,040,210
Auto/Truck Parts & Equipment-Original — 3.6%
Mobileye NV†	173,330	7,328,392
Beverages-Non-alcoholic — 4.5%
Monster Beverage Corp.†	62,490	9,308,510
Computer Services — 3.0%
Cognizant Technology Solutions Corp., Class A†	102,210	6,134,644
Drug Delivery Systems — 1.9%
DexCom, Inc.†	48,170	3,945,123
E-Commerce/Products — 6.5%
Alibaba Group Holding, Ltd. ADR†	70,880	5,760,418
Amazon.com, Inc.†	11,228	7,588,893
		13,349,311
E-Commerce/Services — 6.5%
MercadoLibre, Inc.	55,570	6,353,874
Priceline Group, Inc.†	5,470	6,973,976
		13,327,850
Electronic Components-Semiconductors — 2.5%
Skyworks Solutions, Inc.	66,350	5,097,671
Electronic Forms — 3.8%
Adobe Systems, Inc.†	84,070	7,897,536
Electronic Measurement Instruments — 2.6%
Fitbit, Inc., Class A†	182,178	5,390,647
Finance-Credit Card — 3.8%
Visa, Inc., Class A	102,160	7,922,508
Finance-Other Services — 2.6%
Intercontinental Exchange, Inc.	21,000	5,381,460
Internet Application Software — 4.1%
Splunk, Inc.†	143,210	8,422,180
Internet Content-Entertainment — 4.4%
Facebook, Inc., Class A†	86,990	9,104,373
Internet Content-Information/News — 4.3%
LinkedIn Corp., Class A†	39,560	8,904,165
Lighting Products & Systems — 2.2%
Acuity Brands, Inc.	19,680	4,601,184
Medical-Biomedical/Gene — 22.0%
Alexion Pharmaceuticals, Inc.†	48,770	9,302,878
Biogen, Inc.†	23,120	7,082,812
Celgene Corp.†	56,820	6,804,763
Illumina, Inc.†	40,690	7,810,242
Intercept Pharmaceuticals, Inc.†	36,250	5,413,938
Vertex Pharmaceuticals, Inc.†	71,080	8,943,996
		45,358,629
Medical-Drugs — 7.0%
Bristol-Myers Squibb Co.	128,980	8,872,534
Novo Nordisk A/S ADR	97,480	5,661,639
		14,534,173
Retail-Drug Store — 2.9%
CVS Health Corp.	61,490	6,011,877
Total Long-Term Investment Securities (cost $198,652,145)		201,226,442
REPURCHASE AGREEMENTS — 3.0%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 12/31/2015, to be repurchased 01/04/2016 in the amount of $6,229,000 and collateralized by $6,555,000 of Federal Home Loan Mtg. Corp., bearing interest at 2.00% due 01/30/2023 and having an approximate value of $6,355,813 (cost $6,229,000)	$6,229,000	6,229,000
TOTAL INVESTMENTS (cost $204,881,145)(1)	100.4%	207,455,442
Liabilities in excess of other assets	(0.4)	(794,988)
NET ASSETS	100.0%	$206,660,454

#                                         Effective July 29, 2015 the Portfolio’s name changed to SA Columbia Focused Growth Portfolio.

†                                         Non-income producing security

(1)                                 See Note 4 for cost of investments on a tax basis.

ADR                     — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Investments at Value:*
Common Stocks	$201,226,442	$—	$—	$201,226,442
Repurchase Agreements	—	6,229,000	—	6,229,000
Total Investments at Value	$201,226,442	$6,229,000	$—	$207,455,442

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST SA COLUMBIA FOCUSED VALUE PORTFOLIO#

Portfolio of Investments — December 31, 2015 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 94.1%
Aerospace/Defense-Equipment — 1.6%
United Technologies Corp.	55,900	$5,370,313
Banks-Super Regional — 3.3%
Wells Fargo & Co.	200,000	10,872,000
Chemicals-Diversified — 4.2%
E.I. du Pont de Nemours & Co.	110,000	7,326,000
FMC Corp.	170,000	6,652,100
		13,978,100
Computer Services — 2.0%
Teradata Corp.†	243,000	6,420,060
Diversified Banking Institutions — 11.0%
Bank of America Corp.	675,000	11,360,250
Citigroup, Inc.	185,000	9,573,750
JPMorgan Chase & Co.	108,500	7,164,255
Morgan Stanley	250,000	7,952,500
		36,050,755
Electric-Integrated — 6.6%
AES Corp.	850,000	8,134,500
NextEra Energy, Inc.	130,000	13,505,700
		21,640,200
Electronic Components-Misc. — 2.1%
Corning, Inc.	375,000	6,855,000
Food-Meat Products — 4.9%
Tyson Foods, Inc., Class A	300,000	15,999,000
Instruments-Controls — 2.8%
Honeywell International, Inc.	90,000	9,321,300
Insurance-Life/Health — 5.5%
Prudential Financial, Inc.	100,000	8,141,000
Unum Group	300,000	9,987,000
		18,128,000
Insurance-Multi-line — 2.3%
MetLife, Inc.	156,200	7,530,402
Medical Products — 1.2%
Baxter International, Inc.	104,700	3,994,305
Medical-Drugs — 6.0%
Baxalta, Inc.	225,275	8,792,483
Bristol-Myers Squibb Co.	159,700	10,985,763
		19,778,246
Medical-HMO — 3.3%
Humana, Inc.	60,000	10,710,600
Metal-Copper — 0.6%
Freeport-McMoRan, Inc.	277,800	1,880,706
Oil Companies-Exploration & Production — 3.1%
Anadarko Petroleum Corp.	136,500	6,631,170
ConocoPhillips	78,000	3,641,820
		10,272,990
Oil Companies-Integrated — 2.5%
Chevron Corp.	55,000	4,947,800
Marathon Oil Corp.	250,000	3,147,500
		8,095,300
Oil Refining & Marketing — 3.5%
Marathon Petroleum Corp.	81,500	4,224,960
Valero Energy Corp.	105,000	7,424,550
		11,649,510
Pharmacy Services — 2.3%
Express Scripts Holding Co.†	85,000	7,429,850
Pipelines — 1.0%
Williams Cos., Inc.	130,000	3,341,000
Retail-Building Products — 3.0%
Lowe’s Cos., Inc.	129,600	9,854,784
Retail-Discount — 2.2%
Costco Wholesale Corp.	43,800	7,073,700
Retail-Major Department Stores — 1.5%
Nordstrom, Inc.	102,100	5,085,601
Semiconductor Equipment — 3.8%
Applied Materials, Inc.	675,000	12,602,250
Telecommunication Equipment — 2.1%
Juniper Networks, Inc.	250,000	6,900,000
Telephone-Integrated — 3.9%
Verizon Communications, Inc.	275,700	12,742,854
Tobacco — 5.0%
Altria Group, Inc.	134,000	7,800,140
Philip Morris International, Inc.	100,000	8,791,000
		16,591,140
Transport-Rail — 2.8%
CSX Corp.	181,100	4,699,545
Union Pacific Corp.	59,800	4,676,360
		9,375,905
Total Long-Term Investment Securities (cost $319,528,685)		309,543,871

REPURCHASE AGREEMENTS — 5.7%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 12/31/2015, to be repurchased 01/04/2016 in the amount of $18,878,000 and collateralized by $19,860,00 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $19,256,514 (cost $18,878,000)	$18,878,000	18,878,000
TOTAL INVESTMENTS (cost $338,406,685)(1)	99.8%	328,421,871
Other assets less liabilities	0.2	594,164
NET ASSETS	100.0%	$329,016,035

#                                         Effective July 29, 2015 the Portfolio’s name changed to SA Columbia Focused Value Portfolio.

†                                         Non-income producing security

(1)                                 See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$309,543,871	$—	$—	$309,543,871
Repurchase Agreements	—	18,878,000	—	18,878,000
Total Investments at Value	$309,543,871	$18,878,000	$—	$328,421,871

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST ALLOCATION GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2015 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.0%
Domestic Equity Investment Companies — 55.4%
Seasons Series Trust Large Cap Growth Portfolio, Class 3	1,648,926	$20,199,433
Seasons Series Trust Large Cap Value Portfolio, Class 3	1,008,836	15,318,186
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	389,056	5,871,505
Seasons Series Trust Mid Cap Value Portfolio, Class 3	277,191	4,268,482
Seasons Series Trust SA Columbia Focused Growth Portfolio, Class 3	191,609	1,768,090
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 3	99,126	1,665,008
Seasons Series Trust Small Cap Portfolio, Class 3	374,620	4,366,018
Total Domestic Equity Investment Companies (cost $49,378,407)		53,456,722
Domestic Fixed Income Investment Companies — 19.0%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	1,397,722	15,829,169
Seasons Series Trust Real Return Portfolio, Class 3	172,023	1,595,719
SunAmerica Series Trust High Yield Bond Portfolio	182,204	941,892
Total Domestic Fixed Income Investment Companies (cost $19,101,200)		18,366,780
International Equity Investment Companies — 25.6%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $23,174,266)	3,088,145	24,758,186
TOTAL INVESTMENTS (cost $91,653,873)(1)	100.0%	96,581,688
Liabilities in excess of other assets	0.0	(42,338)
NET ASSETS	100.0%	$96,539,350

#                 See Note 3

(1)         See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2015 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affliated Registered Invesment Companies	$96,581,688	$—	$—	$96,581,688

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST ALLOCATION MODERATE GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2015 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.0%
Domestic Equity Investment Companies — 45.8%
Seasons Series Trust Large Cap Growth Portfolio, Class 3	7,667,298	$93,924,805
Seasons Series Trust Large Cap Value Portfolio, Class 3	4,748,288	72,098,075
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	1,678,990	25,338,793
Seasons Series Trust Mid Cap Value Portfolio, Class 3	1,302,246	20,053,376
Seasons Series Trust SA Columbia Focused Growth Portfolio, Class 3	943,141	8,702,946
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 3	510,804	8,579,876
Seasons Series Trust Small Cap Portfolio, Class 3	1,591,296	18,545,808
Total Domestic Equity Investment Companies (cost $215,390,463)		247,243,679
Domestic Fixed Income Investment Companies — 33.8%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	14,034,645	158,941,981
Seasons Series Trust Real Return Portfolio, Class 3	1,749,832	16,231,832
SunAmerica Series Trust High Yield Bond Portfolio	1,485,256	7,677,952
Total Domestic Fixed Income Investment Companies (cost $190,752,718)		182,851,765
International Equity Investment Companies — 20.4%
Seasons Series Trust International Equity Portfolio, Class 3
(cost $102,337,821)	13,756,636	110,289,303
TOTAL INVESTMENTS (cost $508,481,002)(1)	100.0%	540,384,747
Liabilities in excess of other assets	(0.0)	(126,323)
NET ASSETS	100.0%	$540,258,424

#                                         See Note 3

(1)                                 See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affliated Registered Invesment Companies	$540,384,747	$—	$—	$540,384,747

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST ALLOCATION MODERATE PORTFOLIO

Portfolio of Investments — December 31, 2015 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.0%
Domestic Equity Investment Companies — 40.1%
Seasons Series Trust Large Cap Growth Portfolio, Class 3	4,130,770	$50,602,154
Seasons Series Trust Large Cap Value Portfolio, Class 3	2,478,062	37,626,925
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	977,266	14,748,584
Seasons Series Trust Mid Cap Value Portfolio, Class 3	714,097	10,996,426
Seasons Series Trust SA Columbia Focused Growth Portfolio, Class 3	501,198	4,624,866
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 3	274,908	4,617,578
Seasons Series Trust Small Cap Portfolio, Class 3	968,409	11,286,351
Total Domestic Equity Investment Companies (cost $120,205,726)		134,502,884
Domestic Fixed Income Investment Companies — 43.3%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	11,129,916	126,045,993
Seasons Series Trust Real Return Portfolio, Class 3	1,371,865	12,725,732
SunAmerica Series Trust High Yield Bond Portfolio	1,245,629	6,439,211
Total Domestic Fixed Income Investment Companies (cost $151,143,634)		145,210,936
International Equity Investment Companies — 16.6%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $53,396,443)	6,921,756	55,492,901
TOTAL INVESTMENTS (cost $324,745,803)(1)	100.0%	335,206,721
Liabilities in excess of other assets	0.0	(86,414)
NET ASSETS	100.0%	$335,120,307

#                 See Note 3

(1)         See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2015 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affliated Registered Invesment Companies	$335,206,721	$—	$—	$335,206,721

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST ALLOCATION BALANCED PORTFOLIO

Portfolio of Investments — December 31, 2015 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.0%
Domestic Equity Investment Companies — 30.5%
Seasons Series Trust Large Cap Growth Portfolio, Class 3	2,619,108	$32,084,211
Seasons Series Trust Large Cap Value Portfolio, Class 3	1,597,528	24,256,895
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	436,920	6,593,853
Seasons Series Trust Mid Cap Value Portfolio, Class 3	361,243	5,562,806
Seasons Series Trust SA Columbia Focused Growth Portfolio, Class 3	326,966	3,017,113
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 3	170,698	2,867,185
Seasons Series Trust Small Cap Portfolio, Class 3	433,921	5,057,152
Total Domestic Equity Investment Companies (cost $71,152,496)		79,439,215
Domestic Fixed Income Investment Companies — 57.5%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	11,478,180	129,990,080
Seasons Series Trust Real Return Portfolio, Class 3	1,441,766	13,374,149
SunAmerica Series Trust High Yield Bond Portfolio	1,210,585	6,258,055
Total Domestic Fixed Income Investment Companies (cost $155,348,921)		149,622,284
International Equity Investment Companies — 12.0%
Seasons Series Trust International Equity Portfolio, Class 3
(cost $29,506,588)	3,901,534	31,279,263
TOTAL INVESTMENTS (cost $256,008,005)(1)	100.0%	260,340,762
Liabilities in excess of other assets	(0.0)	(73,282)
NET ASSETS	100.0%	$260,267,480

#                                         See Note 3

(1)                                 See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affliated Registered Invesment Companies	$260,340,762	$—	$—	$260,340,762

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

NOTES TO PORTFOLIO OF INVESTMENTS — December 31, 2015 — (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Portfolio’s assets and liabilities classified in the fair value hierarchy as of December 31, 2015, is reported on a schedule following each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in over the counter (“OTC”) market are valued based upon the average of quotations received from at least two brokers in such securities or currencies, and are generally categorized as Level 1. Option contracts on swaps (“swaptions”) and other option derivatives (i.e., straddle options) are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized and Level 2. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: During the period, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth, Diversified Fixed Income and Real Return Portfolios used forward contracts to attempt to protect the value of securities and related receivable and payables against changes in future foreign exchange rates, to manage and/or gain exposure to certain foreign currencies and to enhance total return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Futures: During the period, the Large Cap Growth, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap and International Equity Portfolios used futures contracts to increase or decrease exposure to equity or bond markets. The Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income and Diversified Fixed Income Portfolios used futures contracts to manage duration and yield curve positioning and to increase or decrease exposure to equity or bond markets. The Asset Allocation: Diversified Growth Portfolio used futures contracts to hedge against changes in interest rates, increase exposure to equity or bond markets and enhance total return.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.

Future currency contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Options:  During the period, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth and Diversified Fixed Income Portfolios used option contracts to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased or to generate income.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Written option contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Transactions in options written during the period ended December 31, 2015 are summarized as follows:

Written Options
Asset Allocation: Diversified Growth Portfolio
	Notional Amounts	Premiums Received
Options outstanding as of March 31, 2015	$93,670	$37,962
Options written	—	—
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired	(93,670)	(37,962)
Options outstanding as of December 31, 2015	$—	$—

Swap Contracts: Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolios and the counterparty. Swaps are marked-to-market daily based upon quotations from market makers or are calculated using standard models and current market data. Changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).

Credit Default Swap Agreements: During the period, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income and Diversified Fixed Income Portfolios used credit default swaps to manage credit risk (i.e., hedging), as a substitute for physical securities and to enhance returns.

Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule following each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule following each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Equity Swap Agreements: During the period, the Asset Allocation: Diversified Growth Portfolio used equity swaps, a type of total return swap, to hedge the portfolio’s sector exposure, to gain exposure to certain sectors and to enhance total return.

Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Interest Rate Swap Agreements: During the period, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income and Diversified Fixed Income Portfolios used interest rate swap agreements to manage exposure to fluctuations in interest rates and for speculation. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the sub-adviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when the Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.

The following tables represent the value of derivatives held as of December 31, 2015, by their primary underlying risk exposure.  The derivative contracts held during the period are not accounted for as hedging instruments under GAAP.  For a detailed presentation of derivatives held as of December 31, 2015, please refer to a schedule following each Portfolio’s Portfolio of Investments.

	Asset Derivatives
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)	Swap Contracts(2)	Options Purchased(3)	Futures Contracts(1)	Swap Contracts(2)	Options Purchased(3)	Swap Contracts(2)	Foreign Forward Exchange Contracts(2)	Options Purchased(3)	Total
Multi-Managed Growth Portfolio	$113	$373	$—	$—	$—	$—	$—	$5,504	$104	$6,094
Multi-Managed Moderate Growth Portfolio	13,675	995	—	—	—	—	—	22,822	321	37,813
Multi-Managed Income/Equity Portfolio	12,516	1,244	—	—	—	—	—	32,138	391	46,289
Multi-Managed Income Portfolio	8,516	1,244	—	—	—	—	—	31,150	393	41,303
Asset Allocation: Diversified Growth Portfolio	21,188	—	—	69,240	49,804	—	—	138,482	—	278,714
Large Cap Growth Portfolio	—	—	—	—	—	—	—	—	—	—
Large Cap Value Portfolio	—	—	—	—	—	—	—	—	—	—
Mid Cap Growth Portfolio	—	—	—	—	—	—	—	—	—	—
Mid Cap Value Portfolio	—	—	—	—	—	—	—	—	—	—
Small Cap Portfolio	—	—	—	—	—	—	—	—	—	—
International Equity Portfolio	—	—	—	—	—	—	—	—	—	—
Diversified Fixed Income Portfolio	38,184	14,925	—	—	—	—	155,506	290,640	3,019	502,274
Real Return Portfolio	—	—	—	—	—	—	—	2,479,158	—	2,479,158

	Liability Derivatives
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)	Swap Contracts(2)	Options Written(3)	Futures Contracts(1)	Swap Contracts(2)	Options Written(3)	Swap Contracts(2)	Foreign Exchange Contracts(2)	Options Written(3)	Total
Multi-Managed Growth Portfolio	$18,805	$—	$—	$3,450	$—	$—	$—	$3,558	$—	$25,813
Multi-Managed Moderate Growth Portfolio	40,021	—	—	5,750	—	—	—	17,690	—	63,461
Multi-Managed Income/Equity Portfolio	43,406	—	—	—	—	—	—	23,096	—	66,502
Multi-Managed Income Portfolio	50,187	—	—	—	—	—	—	19,020	—	69,207
Asset Allocation: Diversified Growth Portfolio	9,469	—	—	20,280	68,995	—	—	94,749	—	193,493
Large Cap Growth Portfolio	—	—	—	11,500	—	—	—	—	—	11,500
Large Cap Value Portfolio	—	—	—	5,700	—	—	—	—	—	5,700
Mid Cap Growth Portfolio	—	—	—	5,200	—	—	—	—	—	5,200
Mid Cap Value Portfolio	—	—	—	5,200	—	—	—	—	—	5,200
Small Cap Portfolio	—	—	—	32,200	—	—	—	—	—	32,200
International Equity Portfolio	—	—	—	100,125	—	—	—	—	—	100,125
Diversified Fixed Income Portfolio	247,870	—	—	—	—	—	128,690	178,619	—	555,179
Real Return Portfolio	—	—	—	—	—	—	—	626,602	—	626,602

(1)         The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio’s Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation (Depreciation)
Multi-Managed Growth Portfolio	$4,300
Multi-Managed Moderate Growth Portfolio	26,527
Multi-Managed Income/Equity Portfolio	23,376
Multi-Managed Income Portfolio	17,532
Asset Allocation: Diversified Growth Portfolio	16,170
Large Cap Growth Portfolio	(1,520)
Large Cap Value Portfolio	1,180
Mid Cap Growth Portfolio	473
Mid Cap Value Portfolio	473
Small Cap Portfolio	28,365
International Equity Portfolio	97,752
Diversified Fixed Income Portfolio	127,568

(2)         Reported as unrealized appreciation (depreciation) on the Portfolio of Investments

(3)         Reported at value on the Portfolio of Investments

The following table represents the average monthly balances of derivatives held during the period ended December 31, 2015.

	Average Amount Outstanding During the Period
Portfolio	Futures Contracts (1)	Foreign Exchange Contracts (2)	Purchased Put Options Contracts (1)	Purchased Options Contracts on Currency Contracts(1)	Interest Rate Swap Contracts (2)	Credit Swap Contracts (2)	Total Return Swap Contracts (1)	Written Call Option Contracts (1)	Written Put Option Contracts (1)
Multi-Managed Growth Portfolio	9,007,886	1,107,874	—	661	63,921	24,770	—	—	—
Multi-Managed Moderate Growth Portfolio	22,296,641	4,303,016	—	2,050	202,001	79,563	—	—	—
Multi-Managed Income/Equity Portfolio	23,195,418	5,713,540	—	2,485	216,275	116,672	—	—	—
Multi-Managed Income Portfolio	25,447,505	5,611,012	—	2,486	250,850	110,002	—	—	—
Asset Allocation: Diversified Growth Portfolio	44,182,854	16,647,034	714	—	—	—	13,847,680	264	281
Large Cap Growth Portfolio	1,152,256	—	—	—	—	—	—	—	—
Large Cap Value Portfolio	890,311	—	—	—	—	—	—	—	—
Mid Cap Growth Portfolio	581,756	—	—	—	—	—	—	—	—
Mid Cap Value Portfolio	581,756	—	—	—	—	—	—	—	—
Small Cap Portfolio	3,307,126	—	—	—	—	—	—	—	—
International Equity Portfolio	7,306,137	—	—	—	—	—	—	—	—
Diversified Fixed Income Portfolio	219,100,915	46,602,966	—	18,463	2,397,333	28,271,712	—	—	—
Real Return Portfolio	—	262,559,363	—	—	—	—	—	—	—

(1) Amounts represent values in US dollars.

(2) Amounts represent notional amounts in US dollars.

Note 2. Repurchase Agreements

As of December 31, 2015, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

	Percentage	Principal
Portfolio	Ownership	Amount
Multi-Managed Growth	0.27%	$150,000
Multi-Managed Moderate Growth	0.68	375,000
Multi-Managed Income/Equity	0.68	375,000
Multi-Managed Income	0.70	385,000
Large Cap Value	0.89	490,000
Mid Cap Growth	0.79	435,000
Diversified Fixed Income	5.25	2,885,000
Real Return	2.39	1,315,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated December 31, 2015, bearing interest at a rate of 0.27% per annum, with a principal amount of $55,000,000, a repurchase price of $55,001,650, and a maturity date of January 4, 2016.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	1.38%	02/29/20	$5,140,600	$5,099,826
U.S. Treasury Notes	2.13%	12/31/22	51,084,300	51,015,448

As of December 31, 2015, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:

	Percentage	Principal
Portfolio	Ownership	Amount
Multi-Managed Growth	0.30%	$240,000
Multi-Managed Moderate Growth	0.70	560,000
Multi-Managed Income/Equity	0.70	560,000
Multi-Managed Income	0.72	580,000
Large Cap Value	0.91	725,000
Mid Cap Growth	0.81	650,000
Diversified Fixed Income	5.25	4,200,000
Real Return	2.40	1,920,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated December 31, 2015, bearing interest at a rate of 0.32% per annum, with a principal amount of $80,000,000, a repurchase price of $80,002,489, and a maturity date of January 4, 2016. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Bonds	3.63%	08/15/43	$71,737,000	$81,366,975

As of December 31, 2015, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

	Percentage	Principal
Portfolio	Ownership	Amount
Multi-Managed Growth	0.28%	$220,000
Multi-Managed Moderate Growth	0.68	545,000
Multi-Managed Income/Equity	0.68	545,000
Multi-Managed Income	0.70	560,000
Large Cap Value	0.89	715,000
Mid Cap Growth	0.79	635,000
Diversified Fixed Income	5.24	4,195,000
Real Return	2.39	1,915,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated December 31, 2015, bearing interest at a rate of 0.28% per annum, with a principal amount of $80,000,000, a repurchase price of $80,002,489, and a maturity date of January 4, 2016.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	1.00%	09/30/19	$83,265,400	$81,645,888

As of December 31, 2015, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

	Percentage	Principal
Portfolio	Ownership	Amount
Multi-Managed Growth	0.28%	$100,000
Multi-Managed Moderate Growth	0.67	240,000
Multi-Managed Income/Equity	0.69	245,000
Multi-Managed Income	0.70	250,000
Large Cap Value	0.90	320,000
Mid Cap Growth	0.78	280,000
Diversified Fixed Income	5.25	1,875,000
Real Return	2.39	855,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated December 31, 2015, bearing interest at a rate of 0.33% per annum, with a principal amount of $35,745,000, a repurchase price of $35,746,311, and a maturity date of January 4, 2016.  The repurchase agreement collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	1.50%	11/30/19	$36,595,000	$36,465,727

As of December 31, 2015, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:

	Percentage	Principal
Portfolio	Ownership	Amount
Multi-Managed Growth	0.28%	$220,000
Multi-Managed Moderate Growth	0.68	545,000
Multi-Managed Income/Equity	0.68	545,000
Multi-Managed Income	0.70	560,000
Large Cap Value	0.89	715,000
Mid Cap Growth	0.79	635,000
Diversified Fixed Income	5.24	4,195,000
Real Return	2.39	1,915,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated December 31, 2015, bearing interest at a rate of 0.29% per annum, with a principal amount of $80,000,000, a repurchase price of $80,002,578, and a maturity date of January 4, 2016.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	0.63%	05/31/17	$81,941,000	$81,601,637

As of December 31, 2015, the following Portfolios held an undivided interest in the joint repurchase agreement with State Street Bank and Trust Co.:

	Percentage	Principal
Portfolio	Ownership	Amount
Large Cap Growth	0.40%	$1,336,000
Large Cap Value	0.27	897,000
Mid Cap Growth	0.19	637,000
Mid Cap Value	0.26	869,000
Small Cap	0.27	903,000
International Equity	1.58	5,260,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

State Street Bank and Trust Co., dated December 31, 2015, bearing interest at a rate of 0.01% per annum, with a principal amount of $331,958,000, a repurchase price of $331,958,369, and a maturity date of January 4, 2016. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	0.75%	10/31/17	$72,855,000	$72,565,183
U.S. Treasury Notes	0.75	12/31/17	100,000,000	99,335,900
U.S. Treasury Notes	3.50	02/15/18	40,000,000	42,525,000
U.S. Treasury Notes	3.50	05/15/20	115,110,000	124,174,913

Note 3. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Mutual Funds/Seasons Series Trust Portfolios and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. For the period ended December 31, 2015, transactions in these securities were as follows:

Large Cap Value Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	December 31,
Security	Income	Received	2015	Purchases	Sales	Gain (Loss)	Gain (Loss)	2015

American International Group, Inc.	$33,723	$—	$2,721,364	$212,544	$572,500	$293,042	$65,847	$2,720,297

Mid Cap Value Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	December 31,
Security	Income	Received	2015	Purchases	Sales	Gain (Loss)	Gain (Loss)	2015

Allied World Assurance Co. Holdings AG	$2,726	$—	$142,612	$8,639	$15,947	$8,833	$(18,695)	$125,442

Allocation Growth Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	December 31,
Security	Income	Received	2015	Purchases†	Sales	Gain (Loss)	Gain (Loss)	2015
Seasons Series Trust
Diversified Fixed Income Portfolio, Class 3	$277,287	$109,413	$10,557,101	$8,199,079	$2,293,568	$(66,452)	$(566,991)	$15,829,169
International Equity Portfolio, Class 3	256,940	—	28,442,041	2,373,830	3,728,803	1,257,911	(3,586,793)	24,758,186
Large Cap Growth Portfolio, Class 3	62,419	1,910,541	17,998,716	6,128,956	2,160,877	761,847	(2,529,209)	20,199,433
Large Cap Value Portfolio, Class 3	152,826	824,446	23,578,042	1,322,817	7,867,235	4,243,928	(5,959,366)	15,318,186
Mid Cap Growth Portfolio, Class 3	—	371,883	4,751,753	2,816,727	951,854	384,421	(1,129,542)	5,871,505
Mid Cap Value Portfolio, Class 3	13,389	726,001	10,932,987	875,246	6,246,540	2,187,440	(3,480,651)	4,268,482
Multi-Managed Growth Portfolio, Class 3	—	—	3,342,097	46,204	3,280,828	(41,455)	(66,018)	—
Real Return Portfolio, Class 3	63,080	—	—	2,101,958	425,696	(997)	(79,546)	1,595,719
SA Columbia Focused Growth Portfolio, Class 3	—	173,913	1,175,563	1,062,929	274,219	45,521	(241,704)	1,768,090
SA Columbia Focused Value Portfolio, Class 3	11,648	15,533	1,941,646	66,197	228,251	81,208	(195,792)	1,665,008
Small Cap Portfolio, Class 3	—	331,928	8,154,717	451,425	3,453,302	1,136,270	(1,923,092)	4,366,018
SunAmerica Series Trust
High Yield Bond Portfolio	52,128	—	—	1,063,657	30,284	(1,828)	(89,653)	941,892
	$889,717	$4,463,658	$110,874,663	$26,509,025	$30,941,457	$9,987,814	$(19,848,357)	$96,581,688

Allocation Moderate Growth Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	December 31,
Security	Net Income	Received	2015	Purchases†	Sales	Gain (Loss)	Gain (Loss)	2015
Seasons Series Trust
Diversified Fixed Income Portfolio, Class 3	$2,780,191	$1,097,024	$150,239,550	$29,190,240	$13,552,027	$(179,817)	$(6,755,965)	$158,941,981
International Equity Portfolio, Class 3	1,142,966	—	117,893,611	16,383,460	13,669,906	5,093,919	(15,411,781)	110,289,303
Large Cap Growth Portfolio, Class 3	289,603	8,864,202	74,467,002	35,247,942	7,115,319	2,566,719	(11,241,539)	93,924,805
Large Cap Value Portfolio, Class 3	717,651	3,871,497	110,372,145	5,218,354	35,363,999	19,403,373	(27,531,798)	72,098,075
Mid Cap Growth Portfolio, Class 3	—	1,602,642	18,315,941	12,325,888	2,140,161	758,610	(3,921,485)	25,338,793
Mid Cap Value Portfolio, Class 3	62,791	3,404,772	42,883,206	3,694,628	20,870,308	7,150,171	(12,804,321)	20,053,376
Multi-Managed Moderate Growth Portfolio, Class 3	—	—	21,288,409	145,262	21,012,680	(278,840)	(142,151)	—
Real Return Portfolio, Class 3	640,640	—	22,686,203	992,462	6,337,633	275,487	(1,384,687)	16,231,832
SA Columbia Focused Growth Portfolio, Class 3	—	854,911	6,032,169	4,430,384	809,116	138,251	(1,088,742)	8,702,946
SA Columbia Focused Value Portfolio, Class 3	59,867	79,834	9,083,069	916,106	833,204	438,834	(1,024,929)	8,579,876
Small Cap Portfolio, Class 3	—	1,408,152	32,197,102	3,105,308	13,478,400	8,091,013	(11,369,215)	18,545,808
SunAmerica Series Trust
High Yield Bond Portfolio	156,383	—	—	8,420,350	217,014	(14,199)	(511,185)	7,677,952
	$5,850,092	$21,183,034	$605,458,407	$120,070,384	$135,399,767	$43,443,521	$(93,187,798)	$540,384,747

Allocation Moderate Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	December 31,
Security	Income	Received	2015	Purchases†	Sales	Gain (Loss)	Gain (Loss)	2015
Seasons Series Trust
Diversified Fixed Income Portfolio, Class 3	$2,207,861	$871,190	$113,058,284	$27,469,348	$9,055,841	$22,274	$(5,448,072)	$126,045,993
International Equity Portfolio, Class 3	576,039	—	58,661,868	10,063,370	8,116,965	2,150,834	(7,266,206)	55,492,901
Large Cap Growth Portfolio, Class 3	156,372	4,786,258	43,184,439	15,286,358	3,305,645	1,153,503	(5,716,501)	50,602,154
Large Cap Value Portfolio, Class 3	375,372	2,025,011	65,162,952	2,857,739	26,078,288	14,254,419	(18,569,897)	37,626,925
Mid Cap Growth Portfolio, Class 3	—	934,120	6,630,791	11,009,115	1,121,295	420,195	(2,190,222)	14,748,584
Mid Cap Value Portfolio, Class 3	34,492	1,870,291	21,766,103	2,159,962	9,813,640	3,489,163	(6,605,162)	10,996,426
Multi-Managed Income/Equity, Class 3	—	—	16,861,517	33,494	16,686,849	(328,322)	120,160	—
Real Return Portfolio, Class 3	502,979	—	22,310,287	800,006	9,448,697	(116,482)	(819,382)	12,725,732
SA Columbia Focused Growth Portfolio, Class 3	—	455,021	2,806,321	2,780,731	442,373	64,853	(584,666)	4,624,866
SA Columbia Focused Value Portfolio, Class 3	32,296	43,067	4,673,343	708,372	446,848	236,894	(554,183)	4,617,578
Small Cap Portfolio, Class 3	—	857,999	19,004,930	1,882,243	7,568,458	3,554,249	(5,586,613)	11,286,351
SunAmerica Series Trust
High Yield Bond Portfolio	104,255	—	—	7,025,600	154,643	(10,978)	(420,768)	6,439,211
	$3,989,666	$11,842,957	$374,120,835	$82,076,338	$92,239,542	$24,890,602	$(53,641,512)	$335,206,721

Allocation Balanced Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	December 31,
Security	Income	Received	2015	Purchases†	Sales	Gain (Loss)	Gain (Loss)	2015
Seasons Series Trust
Diversified Fixed Income Portfolio, Class 3	$2,277,982	$898,859	$104,638,688	$42,273,613	$11,446,195	$(50,083)	$(5,425,943)	$129,990,080
International Equity Portfolio, Class 3	324,779	—	36,326,021	2,344,305	4,343,949	793,784	(3,840,898)	31,279,263
Large Cap Growth Portfolio, Class 3	99,171	3,035,438	33,360,178	7,276,554	5,734,536	2,132,701	(4,950,686)	32,084,211
Large Cap Value Portfolio, Class 3	242,090	1,305,997	50,269,083	1,854,504	25,045,712	11,694,249	(14,515,229)	24,256,895
Mid Cap Growth Portfolio, Class 3	—	417,815	3,013,724	5,144,980	732,894	267,633	(1,099,590)	6,593,853
Mid Cap Value Portfolio, Class 3	17,448	946,077	13,610,193	1,070,018	7,509,500	3,060,066	(4,667,971)	5,562,806
Multi-Managed Income Portfolio, Class 3	—	—	13,519,532	107,071	13,442,908	(309,974)	126,279	—
Real Return Portfolio, Class 3	528,796	—	29,267,853	881,572	15,729,120	(334,826)	(711,330)	13,374,149
SA Columbia Focused Growth Portfolio, Class 3	—	296,996	2,240,213	1,532,312	421,234	67,434	(401,612)	3,017,113
SA Columbia Focused Value Portfolio, Class 3	20,068	26,762	3,726,730	82,540	736,887	202,330	(407,528)	2,867,185
Small Cap Portfolio, Class 3	—	384,714	9,062,120	455,428	3,530,843	1,118,381	(2,047,934)	5,057,152
SunAmerica Series Trust
High Yield Bond Portfolio	78,192	—	—	6,895,173	238,332	(15,967)	(382,819)	6,258,055
	$3,588,526	$7,312,658	$299,034,335	$69,918,070	$88,912,110	$18,625,728	$(38,325,261)	$260,340,762

† Includes reinvestment of distributions paid.

The Managed Allocation Portfolios do not invest in underlying Seasons Series Trust Portfolios for the purpose of exercising management or control; however, investments by the Managed Allocation Portfolios within the set limits may represent a significant portion of an underlying Seasons Series Trust Portfolio’s net assets. At December 31, 2015, each Managed Allocation Portfolio held less than 20% of the outstanding shares of any underlying Seasons Series Trust Portfolio. In addition, the Managed Allocation Portfolios, in the aggregate, held less than 41% of the outstanding shares of any underlying Seasons Series Trust Portfolio.

At December 31, 2015, the following affiliates owned outstanding shares of the following Portfolios:

Portfolio	Holder	Percentage
Diversified Fixed Income	Allocation Moderate Growth Portfolio	13%
International Equity	Allocation Moderate Growth Portfolio	15%
Large Cap Growth	Allocation Moderate Growth Portfolio	19%
Large Cap Value	Allocation Moderate Growth Portfolio	8%
Mid Cap Growth	Allocation Moderate Growth Portfolio	11%
Mid Cap Value	Allocation Moderate Growth Portfolio	6%
Small Cap	Allocation Moderate Growth Portfolio	7%
Diversified Fixed Income	Allocation Moderate Portfolio	10%
International Equity	Allocation Moderate Portfolio	7%
Large Cap Growth	Allocation Moderate Portfolio	10%
Mid Cap Growth	Allocation Moderate Portfolio	7%
Diversified Fixed Income	Allocation Balanced Portfolio	11%
Large Cap Growth	Allocation Balanced Portfolio	6%
SA Columbia Focused Growth	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	63%
SA Columbia Focused Value	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	56%
Diversified Fixed Income	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	52%
International Equity	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	40%
Large Cap Growth	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	27%
Large Cap Value	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	38%
Mid Cap Growth	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	37%
Mid Cap Value	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	54%
Real Return	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	17%
Small Cap	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	34%
Stock	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	76%
SA Columbia Focused Value	SunAmerica Series Trust - SunAmerica Dynamic Strategy Portfolio	31%
Diversified Fixed Income	SunAmerica Series Trust - SunAmerica Dynamic Strategy Portfolio	8%
International Equity	SunAmerica Series Trust - SunAmerica Dynamic Strategy Portfolio	24%
Large Cap Growth	SunAmerica Series Trust - SunAmerica Dynamic Strategy Portfolio	20%
Large Cap Value	SunAmerica Series Trust - SunAmerica Dynamic Strategy Portfolio	41%
Mid Cap Growth	SunAmerica Series Trust - SunAmerica Dynamic Strategy Portfolio	21%
Mid Cap Value	SunAmerica Series Trust - SunAmerica Dynamic Strategy Portfolio	18%
Real Return	SunAmerica Series Trust - SunAmerica Dynamic Strategy Portfolio	9%
Small Cap	SunAmerica Series Trust - SunAmerica Dynamic Strategy Portfolio	38%

Note 4. Federal Income Taxes

As of December 31, 2015, the amount of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

	Aggregate	Aggregate	Net
	Unrealized	Unrealized	Unrealized	Cost of
Portfolio	Gain	Loss	Gain(Loss)	Investments

Multi-Managed Growth	$8,299,061	$(2,349,676)	$5,949,385	$60,046,718
Multi-Managed Moderate Growth	9,740,114	(3,945,651)	5,794,463	106,201,365
Multi-Managed Income/Equity	3,704,811	(2,354,232)	1,350,579	85,183,484
Multi-Managed Income	1,934,421	(1,967,298)	(32,877)	73,167,683
Asset Allocation: Diversified Growth	14,203,009	(8,709,077)	5,493,932	132,452,920
Stock	118,731,071	(9,553,936)	109,177,135	394,992,580
Large Cap Growth	97,689,061	(10,812,322)	86,876,739	415,293,594
Large Cap Value	79,982,549	(66,780,438)	13,202,111	940,277,311
Mid Cap Growth	42,758,999	(14,131,283)	28,627,716	204,270,037
Mid Cap Value	28,294,415	(31,271,615)	(2,977,200)	328,861,529
Small Cap	30,347,661	(15,730,373)	14,617,288	245,288,694
International Equity	51,092,928	(75,106,459)	(24,013,531)	760,720,892
Diversified Fixed Income	12,156,858	(21,490,553)	(9,333,695)	1,328,216,993
Real Return	—	(35,888,889)	(35,888,889)	622,220,286
SA Columbia Focused Growth	14,292,187	(11,717,890)	2,574,297	204,881,145
SA Columbia Focused Value	16,458,730	(26,509,440)	(10,050,710)	338,472,581
Allocation Growth	6,259,880	(9,986,915)	(3,727,035)	100,308,723
Allocation Moderate Growth	40,253,627	(32,134,154)	8,119,473	532,265,274
Allocation Moderate	17,519,428	(23,665,501)	(6,146,073)	341,352,794
Allocation Balanced	11,024,854	(13,832,069)	(2,807,215)	263,147,977

Note 5. Unfunded Loan Commitments:

At December 31, 2015, the Diversified Fixed Income Portfolio had the following unfunded loan commitment which could be extended at the option of the Borrower:

Borrower	Principal Type	Maturity Date	Amount	Value
Kenan Advantage Group, Inc.	Strip Delayed Draw	01/31/2017	$10,000	$9,825

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)         An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)         There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: February 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: February 29, 2016

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: February 29, 2016